UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5100

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Series Funds
Semi-Annual Reports

Benchmark Funds
Sector Funds
Alternative Strategy Funds
Asset Allocation Funds

SEPTEMBER 30, 2009
RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
BENCHMARK FUNDS
DOMESTIC EQUITY FUNDS
RYDEX NOVA FUND
RYDEX S&P 500 FUND
RYDEX INVERSE S&P 500 STRATEGY FUND
RYDEX NASDAQ-100® FUND
RYDEX INVERSE NASDAQ-100® STRATEGY FUND
RYDEX MID-CAP 1.5x STRATEGY FUND
RYDEX INVERSE MID-CAP STRATEGY FUND
RYDEX RUSSELL 2000® 1.5x STRATEGY FUND
RYDEX RUSSELL 2000® FUND
RYDEX INVERSE RUSSELL 2000® STRATEGY FUND
RYDEX S&P SMALLCAP 600 PURE GROWTH FUND
(Formerly, Small-Cap Growth fund)
RYDEX S&P MIDCAP 400 PURE GROWTH FUND
(Formerly, Mid-Cap Growth Fund)
RYDEX S&P 500 PURE GROWTH FUND
(Formerly, Large-Cap Growth Fund)
RYDEX S&P SMALLCAP 600 PURE VALUE FUND
(Formerly, Small-Cap Value Fund)
RYDEX S&P MIDCAP 400 PURE VALUE FUND
(Formerly, Mid-Cap Value Fund)
RYDEX S&P 500 PURE VALUE FUND
(Formerly, Large-Cap Value Fund)

INTERNATIONAL EQUITY FUNDS
RYDEX EUROPE 1.25x STRATEGY FUND
RYDEX JAPAN 2x STRATEGY FUND
SPECIALTY FUNDS
RYDEX STRENGTHENING DOLLAR 2x STRATEGY FUND
RYDEX WEAKENING DOLLAR 2x STRATEGY FUND
RYDEX REAL ESTATE FUND
FIXED INCOME FUNDS
RYDEX GOVERNMENT LONG BOND 1.2x
STRATEGY FUND
RYDEX INVERSE GOVERNMENT LONG BOND
STRATEGY FUND
RYDEX HIGH YIELD STRATEGY FUND
RYDEX INVERSE HIGH YIELD STRATEGY FUND
MONEY MARKET FUND
RYDEX U.S. GOVERNMENT MONEY MARKET FUND

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RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

FUND PROFILES	10

SCHEDULE OF INVESTMENTS	23

STATEMENTS OF ASSETS AND LIABILITIES	114

STATEMENTS OF OPERATIONS	120

STATEMENTS OF CHANGES IN NET ASSETS	126

FINANCIAL HIGHLIGHTS	135

NOTES TO FINANCIAL STATEMENTS	149

OTHER INFORMATION	164

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	167
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Nearly a year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Fed chairman Ben Bernanke’s September 15 comment that “the recession is very likely over” seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession. Deflationary forces stemming from the financial crisis and economic slowdown are aggressively being countered by massive global efforts to ease monetary policy and create fiscal stimulus programs. But as unexpectedly lower demand for durable goods and a decrease over prior month’s existing home sales indicates, the road to recovery may still be a rough ride.
Continuing Fallout from 2008
Six months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors’ portfolios, but the deepest recession since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (“GM”) filed for bankruptcy on June 1 despite the interjection of more than $19.4 billion in federal help—and for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average Index (“DJIA”). Second quarter GDP declined by a 1.0% annual rate, though recovering somewhat from the 6.4% contraction of the first quarter. According to Bloomberg, this quarterly drop in GDP was the fourth in a row, the longest contraction since quarterly records began in 1947. By the end of September, the U.S. unemployment rate climbed to 9.8%—the highest since June 1983. In the same breath as he suggested the recession’s end, Bernanke also cautioned that “it’s still going to feel like a very weak economy for some time.”
Cautious Optimism for Q4 and Beyond
The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. In May, the Treasury Department also released the results of the now infamous “bank stress tests,” allowing 10 major banks to pay back $68 billion in TARP money forced upon them earlier in the year. Existing home sales rose in July by 7.2%, while single-family housing starts rose 1.7% in July, the fifth straight month of increase. This larger than expected increase was followed by an unexpected drop in existing home sales in August. While there are signs of stabilization in the housing markets, recent economic reports suggest the recovery may be tepid at best. The index of U.S. leading indicators rose in August (0.6%) for the fifth straight month, though not by as much as in July (0.9%) or as expected (0.7%). Over the past six months, stock market fluctuations—as measured by the SPX Volatility Index, a measure of expected future volatility levels—have returned to more historically “normal” levels. Despite the impressive rally from its low point of 676.53 on March 9, 2009, the equity market—as measured by the S&P 500® Index—has declined 6.91% for the year period ending September 30, 2009.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. On the other hand, soft economic data in September showed us that excessive optimism is premature—the economy still has a long way to go. It is likely that we’ll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Moving Forward
From my perspective, every bear market—from the Great Depression to the tech bubble of the early 1990s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.
While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2009 and ending September 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 1. Based on actual Fund return
Nova Fund
Investor Class	1.29%		$1,000.00	$1,530.70	$ 8.18
Advisor Class	1.79%		1,000.00	1,526.60	11.34
A-Class	1.54%		1,000.00	1,527.60	9.76
C-Class	2.29%		1,000.00	1,523.00	14.48
S&P 500 Fund
A-Class	1.54%		1,000.00	1,319.60	8.95
C-Class	2.28%		1,000.00	1,315.20	13.23
H-Class	1.53%		1,000.00	1,319.80	8.90
Inverse S&P 500 Strategy Fund
Investor Class	1.44%		1,000.00	723.20	6.22
Advisor Class	1.94%		1,000.00	721.20	8.37
A-Class	1.69%		1,000.00	722.20	7.30
C-Class	2.44%		1,000.00	719.30	10.52
NASDAQ-100® Fund
Investor Class	1.31%		1,000.00	1,386.50	7.84
Advisor Class	1.81%		1,000.00	1,382.10	10.81
A-Class	1.56%		1,000.00	1,383.60	9.32
C-Class	2.31%		1,000.00	1,379.20	13.78
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.47%		1,000.00	699.10	6.26
Advisor Class	1.97%		1,000.00	696.80	8.38
A-Class	1.72%		1,000.00	697.60	7.32
C-Class	2.47%		1,000.00	695.30	10.50
Mid-Cap 1.5x Strategy Fund
A-Class	1.69%		1,000.00	1,657.20	11.26
C-Class	2.44%		1,000.00	1,651.20	16.22
H-Class	1.69%		1,000.00	1,657.20	11.26
Inverse Mid-Cap Strategy Fund
A-Class	1.70%		1,000.00	668.50	7.11
C-Class	2.44%		1,000.00	665.70	10.19
H-Class	1.69%		1,000.00	668.10	7.07
Russell 2000® 1.5x Strategy Fund
A-Class	1.72%		1,000.00	1,701.40	11.65
C-Class	2.47%		1,000.00	1,696.00	16.69
H-Class	1.72%		1,000.00	1,702.50	11.65
Russell 2000® Fund
A-Class	1.57%		1,000.00	1,424.70	9.54
C-Class	2.32%		1,000.00	1,419.10	14.07
H-Class	1.57%		1,000.00	1,424.30	9.54
Inverse Russell 2000® Strategy Fund
A-Class	1.71%		1,000.00	655.80	7.10
C-Class	2.46%		1,000.00	653.30	10.20
H-Class	1.71%		1,000.00	655.60	7.10
S&P SmallCap 600 Pure Growth Fund
A-Class	1.55%		1,000.00	1,567.00	9.97
C-Class	2.29%		1,000.00	1,560.70	14.70
H-Class	1.54%		1,000.00	1,566.10	9.91
S&P MidCap 400 Pure Growth Fund
A-Class	1.55%		1,000.00	1,534.90	9.85
C-Class	2.29%		1,000.00	1,529.20	14.52
H-Class	1.55%		1,000.00	1,534.90	9.85
S&P 500 Pure Growth Fund
A-Class	1.54%		1,000.00	1,441.20	9.42
C-Class	2.29%		1,000.00	1,436.00	13.98
H-Class	1.54%		1,000.00	1,442.10	9.43
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

S&P SmallCap 600 Pure Value Fund
A-Class	1.55%		$1,000.00	$2,353.80	$13.03
C-Class	2.30%		1,000.00	2,344.60	19.28
H-Class	1.55%		1,000.00	2,352.30	13.03
S&P MidCap 400 Pure Value Fund
A-Class	1.55%		1,000.00	1,883.00	11.20
C-Class	2.30%		1,000.00	1,875.80	16.58
H-Class	1.56%		1,000.00	1,883.70	11.28
S&P 500 Pure Value Fund
A-Class	1.55%		1,000.00	1,976.40	11.57
C-Class	2.31%		1,000.00	1,972.40	17.21
H-Class	1.56%		1,000.00	1,979.80	11.65
Europe 1.25x Strategy Fund
A-Class	1.70%		1,000.00	1,722.50	11.60
C-Class	2.45%		1,000.00	1,713.90	16.67
H-Class	1.70%		1,000.00	1,722.50	11.60
Japan 2x Strategy Fund
A-Class	1.53%		1,000.00	1,668.10	10.23
C-Class	2.29%		1,000.00	1,663.30	15.29
H-Class	1.54%		1,000.00	1,668.10	10.30
Strengthening Dollar 2x Strategy Fund
A-Class	1.68%		1,000.00	771.90	7.46
C-Class	2.43%		1,000.00	769.10	10.78
H-Class	1.68%		1,000.00	772.40	7.46
Weakening Dollar 2x Strategy Fund
A-Class	1.69%		1,000.00	1,230.20	9.45
C-Class	2.44%		1,000.00	1,225.00	13.61
H-Class	1.69%		1,000.00	1,230.30	9.45
Real Estate Fund
A-Class	1.64%		1,000.00	1,639.10	10.85
C-Class	2.40%		1,000.00	1,633.40	15.84
H-Class	1.65%		1,000.00	1,639.60	10.92
Government Long Bond 1.2x Strategy Fund
Investor Class	0.99%		1,000.00	910.90	4.74
Advisor Class	1.49%		1,000.00	910.20	7.13
A-Class	1.23%		1,000.00	910.60	5.89
C-Class	1.99%		1,000.00	907.70	9.52
Inverse Government Long Bond Strategy Fund
Investor Class	1.42%		1,000.00	1,052.60	7.31
Advisor Class	1.92%		1,000.00	1,050.20	9.87
A-Class	1.67%		1,000.00	1,051.10	8.59
C-Class	2.42%		1,000.00	1,046.40	12.41
High Yield Strategy Fund
A-Class	1.53%		1,000.00	1,182.10	8.37
C-Class	2.28%		1,000.00	1,178.80	12.45
H-Class	1.52%		1,000.00	1,182.40	8.32
Inverse High Yield Strategy Fund
A-Class	1.57%		1,000.00	801.60	7.09
C-Class	2.32%		1,000.00	798.70	10.46
H-Class	1.57%		1,000.00	801.70	7.09
U.S. Government Money Market Fund
Investor Class	0.48%		1,000.00	1,000.00	2.41
Investor2 Class**	0.36%		1,000.00	1,000.00	0.80
Advisor Class	0.47%		1,000.00	1,000.00	2.36
A-Class	0.48%		1,000.00	1,000.00	2.41
C-Class	0.49%		1,000.00	1,000.00	2.46
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.29%		$1,000.00	$1,018.60	$ 6.53
Advisor Class	1.79%		1,000.00	1,016.09	9.05
A-Class	1.54%		1,000.00	1,017.35	7.79
C-Class	2.29%		1,000.00	1,013.59	11.56
S&P 500 Fund
A-Class	1.54%		1,000.00	1,017.35	7.79
C-Class	2.28%		1,000.00	1,013.64	11.51
H-Class	1.53%		1,000.00	1,017.40	7.74
Inverse S&P 500 Strategy Fund
Investor Class	1.44%		1,000.00	1,017.85	7.28
Advisor Class	1.94%		1,000.00	1,015.34	9.80
A-Class	1.69%		1,000.00	1,016.60	8.54
C-Class	2.44%		1,000.00	1,012.84	12.31
NASDAQ-100® Fund
Investor Class	1.31%		1,000.00	1,018.50	6.63
Advisor Class	1.81%		1,000.00	1,015.99	9.15
A-Class	1.56%		1,000.00	1,017.25	7.89
C-Class	2.31%		1,000.00	1,013.49	11.66
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.47%		1,000.00	1,017.70	7.44
Advisor Class	1.97%		1,000.00	1,015.19	9.95
A-Class	1.72%		1,000.00	1,016.44	8.69
C-Class	2.47%		1,000.00	1,012.68	12.46
Mid-Cap 1.5x Strategy Fund
A-Class	1.69%		1,000.00	1,016.60	8.54
C-Class	2.44%		1,000.00	1,012.84	12.31
H-Class	1.69%		1,000.00	1,016.60	8.54
Inverse Mid-Cap Strategy Fund
A-Class	1.70%		1,000.00	1,016.55	8.59
C-Class	2.44%		1,000.00	1,012.84	12.31
H-Class	1.69%		1,000.00	1,016.60	8.54
Russell 2000® 1.5x Strategy Fund
A-Class	1.72%		1,000.00	1,016.44	8.69
C-Class	2.47%		1,000.00	1,012.68	12.46
H-Class	1.72%		1,000.00	1,016.44	8.69
Russell 2000® Fund
A-Class	1.57%		1,000.00	1,017.20	7.94
C-Class	2.32%		1,000.00	1,013.44	11.71
H-Class	1.57%		1,000.00	1,017.20	7.94
Inverse Russell 2000® Strategy Fund
A-Class	1.71%		1,000.00	1,016.50	8.64
C-Class	2.46%		1,000.00	1,012.73	12.41
H-Class	1.71%		1,000.00	1,016.50	8.64
S&P SmallCap 600 Pure Growth Fund
A-Class	1.55%		1,000.00	1,017.30	7.84
C-Class	2.29%		1,000.00	1,013.59	11.56
H-Class	1.54%		1,000.00	1,017.35	7.79
S&P MidCap 400 Pure Growth Fund
A-Class	1.55%		1,000.00	1,017.30	7.84
C-Class	2.29%		1,000.00	1,013.59	11.56
H-Class	1.55%		1,000.00	1,017.30	7.84
S&P 500 Pure Growth Fund
A-Class	1.54%		1,000.00	1,017.35	7.79
C-Class	2.29%		1,000.00	1,013.59	11.56
H-Class	1.54%		1,000.00	1,017.35	7.79
8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

S&P SmallCap 600 Pure Value Fund
A-Class	1.55%		$1,000.00	$1,017.30	$ 7.84
C-Class	2.30%		1,000.00	1,013.54	11.61
H-Class	1.55%		1,000.00	1,017.30	7.84
S&P MidCap 400 Pure Value Fund
A-Class	1.55%		1,000.00	1,017.30	7.84
C-Class	2.30%		1,000.00	1,013.54	11.61
H-Class	1.56%		1,000.00	1,017.25	7.89
S&P 500 Pure Value Fund
A-Class	1.55%		1,000.00	1,017.30	7.84
C-Class	2.31%		1,000.00	1,013.49	11.66
H-Class	1.56%		1,000.00	1,017.25	7.89
Europe 1.25x Strategy Fund
A-Class	1.70%		1,000.00	1,016.55	8.59
C-Class	2.45%		1,000.00	1,012.78	12.36
H-Class	1.70%		1,000.00	1,016.55	8.59
Japan 2x Strategy Fund
A-Class	1.53%		1,000.00	1,017.40	7.74
C-Class	2.29%		1,000.00	1,013.59	11.56
H-Class	1.54%		1,000.00	1,017.35	7.79
Strengthening Dollar 2x Strategy Fund
A-Class	1.68%		1,000.00	1,016.65	8.49
C-Class	2.43%		1,000.00	1,012.89	12.26
H-Class	1.68%		1,000.00	1,016.65	8.49
Weakening Dollar 2x Strategy Fund
A-Class	1.69%		1,000.00	1,016.60	8.54
C-Class	2.44%		1,000.00	1,012.84	12.31
H-Class	1.69%		1,000.00	1,016.60	8.54
Real Estate Fund
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.40%		1,000.00	1,013.04	12.11
H-Class	1.65%		1,000.00	1,016.80	8.34
Government Long Bond 1.2x Strategy Fund
Investor Class	0.99%		1,000.00	1,020.10	5.01
Advisor Class	1.49%		1,000.00	1,017.60	7.54
A-Class	1.23%		1,000.00	1,018.90	6.23
C-Class	1.99%		1,000.00	1,015.09	10.05
Inverse Government Long Bond Strategy Fund
Investor Class	1.42%		1,000.00	1,017.95	7.18
Advisor Class	1.92%		1,000.00	1,015.44	9.70
A-Class	1.67%		1,000.00	1,016.70	8.44
C-Class	2.42%		1,000.00	1,012.94	12.21
High Yield Strategy Fund
A-Class	1.53%		1,000.00	1,017.40	7.74
C-Class	2.28%		1,000.00	1,013.64	11.51
H-Class	1.52%		1,000.00	1,017.45	7.69
Inverse High Yield Strategy Fund
A-Class	1.57%		1,000.00	1,017.20	7.94
C-Class	2.32%		1,000.00	1,013.44	11.71
H-Class	1.57%		1,000.00	1,017.20	7.94
U.S. Government Money Market Fund
Investor Class	0.48%		1,000.00	1,022.66	2.43
Investor2 Class**	0.36%		1,000.00	1,023.26	1.83
Advisor Class	0.47%		1,000.00	1,022.71	2.38
A-Class	0.48%		1,000.00	1,022.66	2.43
C-Class	0.49%		1,000.00	1,022.61	2.48

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

**	Since the commencement of operations: July 10, 2009. Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios.

†	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited)

NOVA FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.7%
Microsoft Corp.	1.6%
General Electric Co.	1.4%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co.	1.4%
Johnson & Johnson	1.4%
Apple, Inc.	1.3%
AT&T, Inc.	1.3%
International Business Machines Corp.	1.3%
Bank of America Corp.	1.2%

Top Ten Total	15.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

S&P 500 FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	3.1%
Microsoft Corp.	1.9%
General Electric Co.	1.6%
JPMorgan Chase & Co.	1.6%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
Apple, Inc.	1.6%
AT&T, Inc.	1.5%
International Business Machines Corp.	1.5%
Bank of America Corp.	1.4%

Top Ten Total	17.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the “underlying index”) on a daily basis.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

NASDAQ-100® FUND
OBJECTIVE: Seeks to provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	14.5%
Qualcomm, Inc.	5.6%
Microsoft Corp.	5.0%
Google, Inc. — Class A	4.6%
Cisco Systems, Inc.	3.0%
Oracle Corp.	2.7%
Gilead Sciences, Inc.	2.6%
Intel Corp.	2.4%
Research In Motion Ltd.	2.4%
Teva Pharmaceutical Industries Ltd. — SP ADR	2.3%

Top Ten Total	45.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

FUND PROFILES (Unaudited) (continued)

INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)

Priceline.com, Inc.	0.5%
Vertex Pharmaceuticals, Inc.	0.5%
Ross Stores, Inc.	0.4%
Newfield Exploration Co.	0.4%
Everest Re Group Ltd.	0.4%
Pride International, Inc.	0.4%
Cerner Corp.	0.4%
Joy Global, Inc.	0.4%
Henry Schein, Inc.	0.4%
Lubrizol Corp.	0.3%

Top Ten Total	4.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)

Perot Systems Corp. — Class A	0.2%
Human Genome Sciences, Inc.	0.2%
Tupperware Brands Corp.	0.2%
Palm, Inc.	0.2%
Polycom, Inc.	0.2%
Highwoods Properties, Inc.	0.2%
Skyworks Solutions, Inc.	0.1%
Solera Holdings, Inc.	0.1%
Bally Technologies, Inc.	0.1%
3Com Corp.	0.1%

Top Ten Total	1.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Tupperware Brands Corp.	0.1%
Perot Systems Corp. — Class A	0.1%
Palm, Inc.	0.1%
Bally Technologies, Inc.	0.1%
Skyworks Solutions, Inc.	0.1%
Polycom, Inc.	0.1%
Highwoods Properties, Inc.	0.1%
Knight Capital Group, Inc. — Class A	0.1%
3Com Corp.	0.1%
Owens & Minor, Inc.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in short sales of securities and derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund’s current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

CROCS, Inc.	4.0%
Intevac, Inc.	2.1%
Ruth’s Hospitality Group, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	1.8%
True Religion Apparel, Inc.	1.8%
Wright Express Corp.	1.5%
Shuffle Master, Inc.	1.4%
LCA-Vision, Inc.	1.4%
Commvault Systems, Inc.	1.3%
Palomar Medical Technologies, Inc.	1.3%

Top Ten Total	18.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund’s current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

J. Crew Group, Inc.	3.4%
Sepracor, Inc.	2.5%
Aeropostale, Inc.	2.4%
Sotheby’s	2.3%
Chico’s FAS, Inc.	2.1%
Joy Global, Inc.	2.1%
CommScope, Inc.	2.0%
Helix Energy Solutions Group, Inc.	1.9%
United Therapeutics Corp.	1.9%
Lam Research Corp.	1.6%

Top Ten Total	22.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

FUND PROFILES (Unaudited) (continued)

S&P 500 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund’s current benchmark is the S&P 500/Citigroup Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc.	2.4%
Intuitive Surgical, Inc.	2.2%
CB Richard Ellis Group, Inc. — Class A	1.7%
Cognizant Technology Solutions Corp. — Class A	1.7%
Red Hat, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
Sears Holdings Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
SanDisk Corp.	1.4%
Salesforce.com, Inc.	1.4%

Top Ten Total	17.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund’s current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Stein Mart, Inc.	7.1%
Ruby Tuesday, Inc.	4.6%
Lithia Motors, Inc. — Class A	4.6%
Standard Motor Products, Inc.	4.6%
O’Charleys, Inc.	4.1%
Brunswick Corp.	3.4%
EW Scripps Co. — Class A	3.1%
Sonic Automotive, Inc.	2.9%
Technitrol, Inc.	2.5%
National Financial Partners Corp.	2.5%

Top Ten Total	39.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund’s current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the “underlying index”).

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Temple-Inland, Inc.	7.0%
Oshkosh Corp.	6.9%
Ashland, Inc.	6.8%
Louisiana-Pacific Corp.	3.7%
Williams-Sonoma, Inc.	3.1%
Protective Life Corp.	2.4%
AnnTaylor Stores Corp.	2.4%
Tech Data Corp.	2.4%
RF Micro Devices, Inc.	2.4%
SL Green Realty Corp.	2.2%

Top Ten Total	39.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

S&P 500 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund’s current benchmark is the S&P 500/Citigroup Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

XL Capital Ltd.	7.5%
Genworth Financial, Inc. — Class A	5.6%
Office Depot, Inc.	3.3%
Hartford Financial Services Group, Inc.	2.7%
Tenet Healthcare Corp.	2.6%
Macy’s, Inc.	2.2%
ProLogis	2.2%
Wyndham Worldwide Corp.	2.2%
American International Group, Inc.	2.1%
Gannett Company, Inc.	2.0%

Top Ten Total	32.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

FUND PROFILES (Unaudited) (continued)

EUROPE 1.25x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the Dow Jones STOXX 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)

HSBC Holdings PLC — SP ADR	4.4%
Novartis AG — SP ADR	3.8%
BP PLC — SP ADR	3.6%
Telefonica SA — SP ADR	3.5%
GlaxoSmithKline PLC — SP ADR	3.3%
Total SA — SP ADR	3.0%
Vodafone Group PLC — SP ADR	2.9%
Sanofi-Aventis — SP ADR	2.8%
Banco Santander Central Hispano SA — SP ADR	2.5%
Royal Dutch Shell PLC — SP ADR	2.3%

Top Ten Total	32.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

JAPAN 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

FUND PROFILES (Unaudited) (continued)

REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Simon Property Group, Inc.	3.8%
Brookfield Asset Management, Inc. — Class A	3.0%
Vornado Realty Trust	2.9%
Public Storage	2.8%
Equity Residential	2.6%
Boston Properties, Inc.	2.5%
Annaly Capital Management, Inc.	2.5%
HCP, Inc.	2.3%
Host Hotels & Resorts, Inc.	2.3%
ProLogis	2.1%

Top Ten Total	26.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001
The Fund invests principally in U.S. Government securities and in derivative investments such as futures and options contracts.

20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001
The Fund invests principally in short sales and derivative investments such as futures contracts, and options on index futures.

HIGH YIELD STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007
The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

FUND PROFILES (Unaudited) (concluded)

INVERSE HIGH YIELD STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correlate to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

H-Class	April 16, 2007
A-Class	April 16, 2007
C-Class	April 16, 2007
The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity. An investment in the Rydex U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 a share, it is possible to lose money by investing in the Fund.

Holdings Diversification (Market Exposure as % of Net Assets)
FADN — Federal Agency Discount Notes.

Inception Dates:

Investor Class	December 1, 1993
Investor2 Class	July 10, 2009
Advisor Class	April 1, 1998
A-Class	March 31, 2004
C-Class	October 19, 2000
The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 75.7%

INFORMATION TECHNOLOGY 14.1%
Microsoft Corp.	47,790	$1,237,284
Apple, Inc.*	5,525	1,024,169
International Business Machines Corp.	8,080	966,449
Cisco Systems, Inc.*	35,550	836,847
Google, Inc. — Class A*	1,485	736,337
Hewlett-Packard Co.	14,620	690,210
Intel Corp.	34,510	675,361
Oracle Corp.	24,075	501,723
Qualcomm, Inc.	10,250	461,045
EMC Corp.*	12,460	212,318
Texas Instruments, Inc.	7,780	184,308
eBay, Inc.*	6,921	163,405
Dell, Inc.*	10,610	161,909
Corning, Inc.	9,580	146,670
Yahoo!, Inc.*	7,350	130,904
Automatic Data Processing, Inc.	3,100	121,830
Motorola, Inc.	14,155	121,591
MasterCard, Inc.	588	118,864
Applied Materials, Inc.	8,220	110,148
Adobe Systems, Inc.*	3,240	107,050
Juniper Networks, Inc.*	3,235	87,410
Symantec Corp.*	5,020	82,679
Western Union Co.	4,320	81,734
Broadcom Corp. — Class A*	2,662	81,697
Cognizant Technology Solutions Corp. — Class A*	1,812	70,052
Agilent Technologies, Inc.*	2,132	59,334
Paychex, Inc.	1,980	57,519
Intuit, Inc.*	1,990	56,715
NetApp, Inc.*	2,070	55,228
CA, Inc.	2,455	53,985
NVIDIA Corp.*	3,385	50,877
Western Digital Corp.*	1,380	50,411
Analog Devices, Inc.	1,800	49,644
Computer Sciences Corp.*	940	49,547
Fiserv, Inc.*	950	45,790
Citrix Systems, Inc.*	1,130	44,330
Micron Technology, Inc.*	5,220	42,804
BMC Software, Inc.*	1,130	42,409
McAfee, Inc.*	966	42,301
Sun Microsystems, Inc.*	4,640	42,178
Xerox Corp.	5,362	41,502
Amphenol Corp.	1,063	40,054
Xilinx, Inc.	1,700	39,814
Salesforce.com, Inc.*	666	37,915
Electronic Arts, Inc.*	1,990	37,910
Linear Technology Corp.	1,370	37,853
KLA-Tencor Corp.	1,055	37,832
Altera Corp.	1,815	37,226
Autodesk, Inc.*	1,425	33,915

		MARKET
	SHARES	VALUE

Affiliated Computer Services, Inc. — Class A*	600	$32,502
Red Hat, Inc.*	1,160	32,062
SanDisk Corp.*	1,404	30,467
Harris Corp.	810	30,456
Fidelity National Information Services, Inc.	1,179	30,076
Microchip Technology, Inc.	1,130	29,945
Teradata Corp.*	1,060	29,171
VeriSign, Inc.*	1,190	28,191
Flir Systems, Inc.*	931	26,040
MEMC Electronic Materials, Inc.*	1,380	22,949
LSI Logic Corp.*	4,020	22,070
Akamai Technologies, Inc.*	1,060	20,861
National Semiconductor Corp.	1,436	20,492
Total System Services, Inc.	1,224	19,719
Advanced Micro Devices, Inc.*	3,460	19,584
Molex, Inc.	845	17,644
Tellabs, Inc.*	2,440	16,885
Jabil Circuit, Inc.	1,140	15,287
Novellus Systems, Inc.*	600	12,588
QLogic Corp.*	730	12,556
Compuware Corp.*	1,465	10,738
Lexmark International, Inc.*	485	10,447
Teradyne, Inc.*	1,080	9,990
Novell, Inc.*	2,140	9,651
JDS Uniphase Corp.*	1,345	9,563
Ciena Corp.*	560	9,117
Convergys Corp.*	761	7,564

Total Information Technology		10,735,702

FINANCIALS 11.5%
JPMorgan Chase & Co.	24,242	1,062,284
Bank of America Corp.	53,330	902,344
Wells Fargo & Co.	28,805	811,725
Goldman Sachs Group, Inc.	3,152	581,071
Citigroup, Inc.	80,389	389,083
Morgan Stanley	8,380	258,774
U.S. Bancorp	11,790	257,729
American Express Co.	7,330	248,487
Bank of New York Mellon Corp.	7,412	214,874
MetLife, Inc.	5,050	192,253
The Travelers Companies, Inc.	3,500	172,305
State Street Corp.	3,055	160,693
Prudential Financial, Inc.	2,850	142,243
PNC Financial Services Group, Inc.	2,840	137,996
CME Group, Inc.	410	126,358
AFLAC, Inc.	2,880	123,091
Simon Property Group, Inc.	1,741	120,903
BB&T Corp.	4,200	114,408
Charles Schwab Corp.	5,870	112,410
Chubb Corp.	2,160	108,886
Allstate Corp.	3,315	101,505

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Capital One Financial Corp.	2,797	$99,937
Franklin Resources, Inc.	920	92,552
Northern Trust Corp.	1,490	86,658
Marsh & McLennan Companies, Inc.	3,230	79,878
Loews Corp.	2,241	76,754
T. Rowe Price Group, Inc.	1,580	72,206
SunTrust Banks, Inc.	3,075	69,341
Progressive Corp.*	4,180	69,304
Aon Corp.	1,690	68,766
Public Storage	845	63,578
Hartford Financial Services Group, Inc.	2,370	62,805
Vornado Realty Trust	961	61,890
Invesco Ltd.	2,560	58,266
Ameriprise Financial, Inc.	1,570	57,038
Boston Properties, Inc.	850	55,718
Principal Financial Group, Inc.	1,970	53,958
Discover Financial Services	3,305	53,640
HCP, Inc.	1,810	52,019
Equity Residential	1,690	51,883
Fifth Third Bancorp	4,900	49,637
Lincoln National Corp.	1,856	48,089
NYSE Euronext	1,605	46,368
Regions Financial Corp.	7,325	45,488
Host Hotels & Resorts, Inc.	3,725	43,843
Unum Group	2,040	43,738
IntercontinentalExchange, Inc.*	446	43,347
Hudson City Bancorp, Inc.	2,910	38,267
Ventas, Inc.	960	36,960
XL Capital Ltd.	2,115	36,928
American International Group, Inc.*	835	36,832
AvalonBay Communities, Inc.	490	35,638
Genworth Financial, Inc. — Class A	2,972	35,515
KeyCorp	5,417	35,211
People’s United Financial, Inc.	2,155	33,532
ProLogis	2,730	32,542
M&T Bank Corp.	512	31,908
Legg Mason, Inc.	1,001	31,061
Health Care REIT, Inc.	743	30,924
Plum Creek Timber Company, Inc. (REIT)	996	30,517
KIMCO Realty Corp.	2,320	30,253
Leucadia National Corp.*	1,170	28,922
Comerica, Inc.	930	27,593
Cincinnati Financial Corp.	1,000	25,990
SLM Corp.*	2,880	25,114
Moody’s Corp.	1,206	24,675
Assurant, Inc.	734	23,532
Torchmark Corp.	515	22,366
Huntington Bancshares, Inc.	4,090	19,264
Nasdaq Stock Market, Inc.*	875	18,419
Marshall & Ilsley Corp.	2,275	18,359

		MARKET
	SHARES	VALUE

First Horizon National Corp.*	1,354	$17,919
CB Richard Ellis Group, Inc. — Class A*	1,480	17,375
Janus Capital Group, Inc.	1,116	15,825
Federated Investors, Inc. — Class B	550	14,504
Zions Bancorporation	777	13,963
Apartment Investment & Management Co. — Class A	718	10,591
E*Trade Financial Corp.*	5,710	9,993
MBIA, Inc.*	970	7,527

Total Financials		8,764,142

HEALTH CARE 9.9%
Johnson & Johnson	16,990	1,034,521
Pfizer, Inc.	41,600	688,480
Abbott Laboratories	9,530	471,449
Merck & Company, Inc.	13,000	411,190
Wyeth	8,230	399,813
Amgen, Inc.*	6,260	377,040
Schering-Plough Corp.	10,070	284,477
Bristol-Myers Squibb Co.	12,210	274,969
Gilead Sciences, Inc.*	5,575	259,684
Medtronic, Inc.	6,820	250,976
Baxter International, Inc.	3,720	212,077
Eli Lilly & Co.	6,230	205,777
UnitedHealth Group, Inc.	7,170	179,537
Medco Health Solutions, Inc.*	2,920	161,505
Celgene Corp.*	2,830	158,197
WellPoint, Inc.*	2,935	139,002
Express Scripts, Inc.*	1,690	131,110
Thermo Fisher Scientific, Inc.*	2,520	110,048
Allergan, Inc.	1,900	107,844
Becton, Dickinson & Co.	1,480	103,230
Boston Scientific Corp.*	9,290	98,381
McKesson Corp.	1,645	97,960
Genzyme Corp.*	1,670	94,739
Biogen Idec, Inc.*	1,776	89,724
St. Jude Medical, Inc.*	2,140	83,481
Stryker Corp.	1,740	79,048
Aetna, Inc.	2,690	74,863
Zimmer Holdings, Inc.*	1,320	70,554
Cardinal Health, Inc.	2,225	59,630
Intuitive Surgical, Inc.*	227	59,531
Forest Laboratories, Inc.*	1,860	54,758
Life Technologies Corp.*	1,090	50,740
Quest Diagnostics, Inc.	956	49,894
CIGNA Corp.	1,680	47,191
C.R. Bard, Inc.	600	47,166
Hospira, Inc.*	990	44,154
Laboratory Corporation of America Holdings*	668	43,888
AmerisourceBergen Corp.	1,830	40,955
Humana, Inc.*	1,050	39,165
DaVita, Inc.*	640	36,250

24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Waters Corp.*	590	$32,957
Varian Medical Systems, Inc.*	770	32,440
DENTSPLY International, Inc.	920	31,777
Mylan Laboratories, Inc.*	1,880	30,099
Cephalon, Inc.*	460	26,790
Millipore Corp.*	345	24,264
CareFusion Corp.*	1,110	24,198
Watson Pharmaceuticals, Inc.*	655	23,999
Coventry Health Care, Inc.*	920	18,363
IMS Health, Inc.	1,117	17,146
King Pharmaceuticals, Inc.*	1,535	16,532
Tenet Healthcare Corp.*	2,675	15,729
Patterson Companies, Inc.*	575	15,669
PerkinElmer, Inc.	720	13,853

Total Health Care		7,546,814

ENERGY 8.9%
Exxon Mobil Corp.	29,620	2,032,228
Chevron Corp.	12,360	870,515
Schlumberger Ltd.	7,380	439,848
ConocoPhillips	9,140	412,762
Occidental Petroleum Corp.	5,005	392,392
Apache Corp.	2,070	190,088
Anadarko Petroleum Corp.	3,025	189,758
Devon Energy Corp.	2,745	184,821
Halliburton Co.	5,562	150,841
XTO Energy, Inc.	3,580	147,926
Marathon Oil Corp.	4,360	139,084
EOG Resources, Inc.	1,549	129,357
Chesapeake Energy Corp.	3,959	112,436
National-Oilwell Varco, Inc.*	2,585	111,491
Hess Corp.	1,790	95,693
Southwestern Energy Co.*	2,120	90,482
Baker Hughes, Inc.	1,910	81,481
Spectra Energy Corp.	3,980	75,381
Noble Energy, Inc.	1,075	70,907
Murphy Oil Corp.	1,180	67,933
Valero Energy Corp.	3,470	67,283
Williams Companies, Inc.	3,595	64,243
Peabody Energy Corp.	1,650	61,413
Cameron International Corp.*	1,365	51,624
Consol Energy, Inc.	1,115	50,298
Range Resources Corp.	975	48,126
El Paso Corp.	4,320	44,582
Diamond Offshore Drilling, Inc.	430	41,074
FMC Technologies, Inc.*	750	39,180
Smith International, Inc.	1,365	39,175
ENSCO International, Inc.	878	37,350
Nabors Industries Ltd.*	1,750	36,575
BJ Services Co.	1,800	34,974
Pioneer Natural Resources Co.	712	25,838
Denbury Resources, Inc.*	1,545	23,376
Cabot Oil & Gas Corp.	636	22,737
Sunoco, Inc.	717	20,399
Rowan Companies, Inc.	700	16,149

		MARKET
	SHARES	VALUE

Massey Energy Co.	530	$14,782
Tesoro Corp.	861	12,898

Total Energy		6,737,500

CONSUMER STAPLES 8.7%
Procter & Gamble Co.	17,990	1,041,981
Coca-Cola Co.	14,277	766,675
Wal-Mart Stores, Inc.	13,310	653,388
Philip Morris International, Inc.	11,920	580,981
PepsiCo, Inc.	9,600	563,136
CVS Caremark Corp.	8,900	318,086
Kraft Foods, Inc.	9,095	238,926
Colgate-Palmolive Co.	3,070	234,179
Walgreen Co.	6,120	229,316
Altria Group, Inc.	12,770	227,434
Costco Wholesale Corp.	2,685	151,595
Kimberly-Clark Corp.	2,550	150,399
General Mills, Inc.	2,015	129,726
Archer-Daniels-Midland Co.	3,960	115,711
Sysco Corp.	3,640	90,454
Avon Products, Inc.	2,635	89,485
Kroger Co.	4,020	82,973
Kellogg Co.	1,581	77,833
H.J. Heinz Co.	1,940	77,115
Lorillard, Inc.	1,020	75,786
ConAgra Foods, Inc.	2,730	59,186
Safeway, Inc.	2,570	50,680
Clorox Co.	860	50,585
Sara Lee Corp.	4,290	47,791
Molson Coors Brewing Co. — Class B	975	47,463
Reynolds American, Inc.	1,045	46,523
Dr Pepper Snapple Group, Inc.*	1,570	45,137
Coca-Cola Enterprises, Inc.	1,960	41,964
Hershey Co.	1,025	39,831
Campbell Soup Co.	1,190	38,818
J.M. Smucker Co.	727	38,538
Brown-Forman Corp. — Class B	683	32,934
Pepsi Bottling Group, Inc.	886	32,286
McCormick & Company, Inc.	807	27,389
Estee Lauder Companies, Inc. — Class A	734	27,217
Whole Foods Market, Inc.*	873	26,618
Tyson Foods, Inc. — Class A	1,885	23,807
Dean Foods Co.*	1,115	19,836
SUPERVALU, Inc.	1,310	19,729
Constellation Brands, Inc. — Class A*	1,220	18,483
Hormel Foods Corp.	430	15,274

Total Consumer Staples		6,645,268

INDUSTRIALS 7.8%
General Electric Co.	65,500	1,075,510
United Technologies Corp.	5,800	353,394
United Parcel Service, Inc. — Class B	6,135	346,443

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

3M Co.	4,300	$317,340
Boeing Co.	4,480	242,592
Caterpillar, Inc.	3,827	196,440
Emerson Electric Co.	4,630	185,570
Union Pacific Corp.	3,110	181,468
Honeywell International, Inc.	4,640	172,376
Lockheed Martin Corp.	1,995	155,770
General Dynamics Corp.	2,370	153,102
FedEx Corp.	1,935	145,551
Burlington Northern Santa Fe Corp.	1,615	128,925
Raytheon Co.	2,400	115,128
Deere & Co.	2,610	112,021
Danaher Corp.	1,597	107,510
Northrop Grumman Corp.	1,960	101,430
CSX Corp.	2,420	101,301
Illinois Tool Works, Inc.	2,370	101,223
Norfolk Southern Corp.	2,270	97,860
Waste Management, Inc.	3,040	90,653
Precision Castparts Corp.	859	87,506
Paccar, Inc.	2,240	84,470
CH Robinson Worldwide, Inc.	1,040	60,060
ITT Corp.	1,120	58,408
L-3 Communications Holdings, Inc.	720	57,830
Eaton Corp.	1,020	57,722
Fluor Corp.	1,110	56,444
Cummins, Inc.	1,240	55,564
Republic Services, Inc.	1,990	52,874
Parker Hannifin Corp.	990	51,322
Rockwell Collins, Inc.	970	49,276
Expeditors International of Washington, Inc.	1,310	46,047
Dover Corp.	1,150	44,574
Southwest Airlines Co.	4,570	43,872
Goodrich Corp.	760	41,298
Rockwell Automation, Inc.	880	37,488
Jacobs Engineering Group, Inc.*	765	35,152
W.W. Grainger, Inc.	391	34,940
Flowserve Corp.	337	33,208
Pitney Bowes, Inc.	1,284	31,907
Textron, Inc.	1,670	31,697
Fastenal Co.	808	31,270
Iron Mountain, Inc.*	1,114	29,699
Masco Corp.	2,210	28,553
Quanta Services, Inc.*	1,225	27,109
RR Donnelley & Sons Co.	1,270	27,000
Stericycle, Inc.*	525	25,436
Dun & Bradstreet Corp.	330	24,856
Avery Dennison Corp.	690	24,847
Cintas Corp.	815	24,703
Pall Corp.	734	23,694
Robert Half International, Inc.	940	23,519
Equifax, Inc.	785	22,875
Stanley Works	490	20,918

		MARKET
	SHARES	VALUE

Monster Worldwide, Inc.*	778	$13,599
Ryder System, Inc.	345	13,476
Snap-On, Inc.	358	12,444

Total Industrials		5,907,264

CONSUMER DISCRETIONARY 6.9%
McDonald’s Corp.	6,730	384,081
Walt Disney Co.	11,465	314,829
Comcast Corp. — Class A	17,690	298,784
Home Depot, Inc.	10,509	279,960
Target Corp.	4,635	216,362
Time Warner, Inc.	7,315	210,526
Amazon.com, Inc.*	2,048	191,201
Lowe’s Companies, Inc.	9,110	190,763
News Corp.	13,860	166,181
Nike, Inc. — Class B	2,405	155,603
Ford Motor Co.*	19,865	143,227
Kohl’s Corp.*	1,885	107,539
Viacom, Inc. — Class B*	3,740	104,870
Staples, Inc.	4,451	103,352
Yum! Brands, Inc.	2,882	97,296
TJX Companies, Inc.	2,607	96,850
Johnson Controls, Inc.	3,670	93,805
Starbucks Corp.*	4,540	93,751
Time Warner Cable, Inc.	2,170	93,505
Carnival Corp.	2,700	89,856
Best Buy Company, Inc.	2,100	78,792
DIRECTV Group, Inc.*	2,770	76,397
Omnicom Group, Inc.	1,925	71,109
Coach, Inc.	1,965	64,688
The Gap, Inc.	2,967	63,494
Bed Bath & Beyond, Inc.*	1,610	60,439
Apollo Group, Inc. — Class A*	795	58,568
CBS Corp.	4,180	50,369
J.C. Penney Company, Inc.	1,453	49,039
McGraw-Hill Companies, Inc.	1,940	48,772
Macy’s, Inc.	2,590	47,371
Marriott International,
Inc. — Class A	1,555	42,902
Mattel, Inc.	2,220	40,981
Fortune Brands, Inc.	930	39,971
VF Corp.	548	39,692
International Game Technology, Inc.	1,830	39,308
H&R Block, Inc.	2,070	38,047
Starwood Hotels & Resorts Worldwide, Inc.	1,150	37,984
Genuine Parts Co.	985	37,489
Sherwin-Williams Co.	600	36,096
Harley-Davidson, Inc.	1,450	33,350
Whirlpool Corp.	460	32,182
Nordstrom, Inc.	1,020	31,151
Expedia, Inc.*	1,300	31,135
O’Reilly Automotive, Inc.*	845	30,538
Wynn Resorts Ltd.*	424	30,057
Tiffany & Co.	770	29,668

26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Darden Restaurants, Inc.	860	$29,352
AutoZone, Inc.*	200	29,244
Limited Brands, Inc.	1,650	28,033
Polo Ralph Lauren Corp.	360	27,583
GameStop Corp. — Class A*	1,025	27,132
Newell Rubbermaid, Inc.	1,710	26,830
Goodyear Tire & Rubber Co.*	1,495	25,460
Family Dollar Stores, Inc.	860	22,704
Interpublic Group of Companies, Inc.*	3,005	22,598
Hasbro, Inc.	777	21,562
Pulte Homes, Inc.	1,950	21,431
DeVry, Inc.	385	21,298
Scripps Networks Interactive, Inc.	550	20,323
Sears Holdings Corp.*	310	20,246
D.R. Horton, Inc.	1,700	19,397
Washington Post Co. — Class B	40	18,723
Leggett & Platt, Inc.	960	18,624
Gannett Co., Inc.	1,450	18,140
Wyndham Worldwide Corp.	1,100	17,952
Abercrombie & Fitch Co. — Class A	542	17,821
Black & Decker Corp.	367	16,988
Harman International Industries, Inc.	430	14,568
Lennar Corp. — Class A	946	13,481
RadioShack Corp.	770	12,759
Big Lots, Inc.*	506	12,660
Office Depot, Inc.*	1,690	11,188
AutoNation, Inc.*	580	10,486
Eastman Kodak Co.	1,646	7,868
KB HOME	460	7,641
Meredith Corp.	220	6,587
New York Times Co. — Class A	706	5,733

Total Consumer Discretionary		5,246,342

UTILITIES 2.8%
Exelon Corp.	4,060	201,457
Southern Co.	4,915	155,658
FPL Group, Inc.	2,540	140,284
Dominion Resources, Inc.	3,669	126,580
Duke Energy Corp.	7,992	125,794
Public Service Enterprise Group, Inc.	3,120	98,093
Entergy Corp.	1,210	96,631
PG&E Corp.	2,281	92,358
American Electric Power Company, Inc.	2,945	91,266
FirstEnergy Corp.	1,880	85,954
Sempra Energy	1,515	75,462
PPL Corp.	2,320	70,389
Consolidated Edison, Inc.	1,700	69,598
Edison International	2,015	67,664
Progress Energy, Inc.	1,720	67,183
AES Corp.*	4,110	60,910

		MARKET
	SHARES	VALUE

Xcel Energy, Inc.	2,810	$54,064
Questar Corp.	1,075	40,377
Constellation Energy Group, Inc.	1,244	40,268
Ameren Corp.	1,440	36,403
DTE Energy Co.	1,014	35,632
EQT Corp.	810	34,506
Wisconsin Energy Corp.	717	32,387
CenterPoint Energy, Inc.	2,380	29,583
Allegheny Energy, Inc.	1,040	27,581
Northeast Utilities	1,080	25,639
SCANA Corp.	680	23,732
NiSource, Inc.	1,700	23,613
Pinnacle West Capital Corp.	620	20,348
Pepco Holdings, Inc.	1,360	20,237
CMS Energy Corp.	1,410	18,894
TECO Energy, Inc.	1,318	18,557
Integrys Energy Group, Inc.	468	16,797
Nicor, Inc.	282	10,318
Dynegy, Inc.*	3,130	7,982

Total Utilities		2,142,199

MATERIALS 2.7%
Monsanto Co.	3,375	261,225
Dow Chemical Co.	7,050	183,793
E.I. du Pont de Nemours and Co.	5,570	179,020
Freeport-McMoRan Copper & Gold, Inc.	2,540	174,269
Praxair, Inc.	1,890	154,394
Newmont Mining Corp.	3,020	132,940
Air Products & Chemicals, Inc.	1,290	100,078
Nucor Corp.	1,940	91,199
Alcoa, Inc.	6,010	78,851
Ecolab, Inc.	1,460	67,496
PPG Industries, Inc.	1,020	59,374
International Paper Co.	2,670	59,354
Weyerhaeuser Co.	1,300	47,645
Vulcan Materials Co.	773	41,796
Sigma-Aldrich Corp.	748	40,377
United States Steel Corp.	880	39,046
Owens-Illinois, Inc.*	1,045	38,561
Ball Corp.	585	28,782
CF Industries Holdings, Inc.	297	25,610
FMC Corp.	450	25,313
Airgas, Inc.	500	24,185
Eastman Chemical Co.	450	24,093
MeadWestvaco Corp.	1,050	23,426
Pactiv Corp.*	809	21,074
Allegheny Technologies, Inc.	600	20,994
Sealed Air Corp.	976	19,159
International Flavors & Fragrances, Inc.	489	18,548
Bemis Co.	671	17,386
AK Steel Holding Corp.	670	13,219
Titanium Metals Corp.	523	5,016

Total Materials		2,016,223

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES 2.4%
AT&T, Inc.	36,370	$982,354
Verizon Communications, Inc.	17,510	530,028
American Tower Corp. — Class A*	2,430	88,452
Sprint Nextel Corp.*	17,730	70,033
CenturyTel, Inc.	1,828	61,421
Qwest Communications International, Inc.	9,145	34,842
Windstream Corp.	2,690	27,250
MetroPCS Communications, Inc.*	1,610	15,069
Frontier Communications Corp.	1,935	14,590

Total Telecommunication Services		1,824,039

Total Common Stocks
(Cost $45,650,634)		57,565,492

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 20.9%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$5,084,571	5,084,571
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	3,798,599	3,798,599
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	3,076,166	3,076,166
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	2,669,400	2,669,400
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	1,271,143	1,271,143

Total Repurchase Agreements
(Cost $15,899,879)		15,899,879

Total Investments 96.6%(a)
(Cost $61,550,513)		$73,465,371

Other Assets in Excess of Liabilities – 3.4%		$2,581,162

Net Assets – 100.0%		$76,046,533

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED(a)
December 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $32,446,488)	617	$(11,200)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International September 2009 S&P 500 Index Swap, Terminating 09/30/09††† (Notional Market Value $6,440,125)	6,092	$433,410
Credit Suisse Capital, LLC October 2009 S&P 500 Index Swap, Terminating 10/30/09††† (Notional Market Value $18,518,923)	17,519	150,469

(Total Notional Market Value $24,959,048)		$583,879

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.

REIT — Real Estate Investment Trust.
28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     S&P 500 FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 88.1%

INFORMATION TECHNOLOGY 16.4%
Microsoft Corp.	114,510	$2,964,664
Apple, Inc.*	13,235	2,453,372
International Business Machines Corp.	19,360	2,315,650
Cisco Systems, Inc.*	85,200	2,005,608
Google, Inc. — Class A*	3,555	1,762,747
Hewlett-Packard Co.	35,020	1,653,294
Intel Corp.	82,690	1,618,243
Oracle Corp.	57,695	1,202,364
Qualcomm, Inc.	24,560	1,104,709
EMC Corp*	29,873	509,036
Texas Instruments, Inc.	18,630	441,345
eBay, Inc.*	16,576	391,359
Dell, Inc.*	25,420	387,909
Corning, Inc.	22,960	351,518
Yahoo!, Inc.*	17,620	313,812
Automatic Data Processing, Inc.	7,420	291,606
Motorola, Inc.	33,915	291,330
MasterCard, Inc.	1,418	286,649
Applied Materials, Inc.	19,700	263,980
Adobe Systems, Inc.*	7,760	256,390
Juniper Networks, Inc.*	7,745	209,270
Symantec Corp.*	12,030	198,134
Western Union Co.	10,360	196,011
Broadcom Corp. — Class A*	6,375	195,649
Cognizant Technology Solutions Corp. — Class A*	4,335	167,591
Agilent Technologies, Inc.*	5,096	141,822
Paychex, Inc.	4,750	137,987
Intuit, Inc.*	4,770	135,945
NetApp, Inc.*	4,970	132,600
CA, Inc.	5,885	129,411
NVIDIA Corp.*	8,095	121,668
Western Digital Corp.*	3,320	121,280
Analog Devices, Inc.	4,310	118,870
Computer Sciences Corp.*	2,240	118,070
Fiserv, Inc.*	2,280	109,896
Citrix Systems, Inc.*	2,700	105,921
Micron Technology, Inc.*	12,510	102,582
BMC Software, Inc.*	2,720	102,082
McAfee, Inc.*	2,325	101,812
Sun Microsystems, Inc.*	11,130	101,172
Xerox Corp.	12,845	99,420
Xilinx, Inc.	4,080	95,554
Amphenol Corp.	2,535	95,519
Salesforce.com, Inc.*	1,607	91,486
Electronic Arts, Inc.*	4,780	91,059
Linear Technology Corp.	3,280	90,626
KLA-Tencor Corp.	2,520	90,367
Altera Corp.	4,355	89,321
Autodesk, Inc.*	3,395	80,801

		MARKET
	SHARES	VALUE

Affiliated Computer Services, Inc. — Class A*	1,436	$77,788
Red Hat, Inc.*	2,780	76,839
Harris Corp.	1,940	72,944
SanDisk Corp.*	3,355	72,803
Fidelity National Information Services, Inc.	2,830	72,193
Microchip Technology, Inc.	2,700	71,550
Teradata Corp.*	2,540	69,901
VeriSign, Inc.*	2,850	67,516
Flir Systems, Inc.*	2,240	62,653
MEMC Electronic Materials, Inc.*	3,300	54,879
LSI Logic Corp.*	9,635	52,896
Akamai Technologies, Inc.*	2,550	50,184
National Semiconductor Corp.	3,456	49,317
Advanced Micro Devices, Inc.*	8,280	46,865
Total System Services, Inc.	2,906	46,816
Molex, Inc.	2,015	42,073
Tellabs, Inc.*	5,850	40,482
Jabil Circuit, Inc.	2,720	36,475
Novellus Systems, Inc.*	1,440	30,211
QLogic Corp.*	1,740	29,928
Compuware Corp.*	3,515	25,765
Lexmark International, Inc.*	1,155	24,879
Teradyne, Inc.*	2,579	23,856
Novell, Inc.*	5,120	23,091
JDS Uniphase Corp.*	3,215	22,859
Ciena Corp.*	1,350	21,978
Convergys Corp.*	1,814	18,031

Total Information Technology		25,722,283

FINANCIALS 13.4%
JPMorgan Chase & Co.	58,092	2,545,591
Bank of America Corp.	127,800	2,162,376
Wells Fargo & Co.	69,015	1,944,843
Goldman Sachs Group, Inc.	7,550	1,391,843
Citigroup, Inc.	192,660	932,474
Morgan Stanley	20,080	620,070
U.S. Bancorp	28,240	617,326
American Express Co.	17,570	595,623
Bank of New York Mellon Corp.	17,772	515,210
MetLife, Inc.	12,090	460,266
The Travelers Companies, Inc.	8,380	412,547
State Street Corp.	7,305	384,243
Prudential Financial, Inc.	6,840	341,384
PNC Financial Services Group, Inc.	6,820	331,384
CME Group, Inc.	980	302,026
AFLAC, Inc.	6,910	295,333
Simon Property Group, Inc.	4,179	290,153
BB&T Corp.	10,070	274,307
Charles Schwab Corp.	14,060	269,249
Chubb Corp.	5,170	260,620
Allstate Corp.	7,925	242,664
Capital One Financial Corp.	6,725	240,284

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     S&P 500 FUND

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	2,210	$222,326
Northern Trust Corp.	3,570	207,631
Marsh & McLennan Companies, Inc.	7,740	191,410
Loews Corp.	5,375	184,094
T. Rowe Price Group, Inc.	3,780	172,746
SunTrust Banks, Inc.	7,375	166,306
Progressive Corp.*	10,020	166,132
Aon Corp.	4,050	164,795
Hartford Financial Services Group, Inc.	5,680	150,520
Public Storage	2,000	150,480
Vornado Realty Trust	2,311	148,837
Invesco Ltd.	6,150	139,974
Ameriprise Financial, Inc.	3,770	136,964
Boston Properties, Inc.	2,050	134,378
Principal Financial Group, Inc.	4,710	129,007
Discover Financial Services	7,915	128,461
HCP, Inc.	4,335	124,588
Equity Residential	4,050	124,335
Fifth Third Bancorp	11,750	119,028
Lincoln National Corp.	4,461	115,585
NYSE Euronext	3,845	111,082
Regions Financial Corp.	17,555	109,017
Unum Group	4,900	105,056
Host Hotels & Resorts, Inc.	8,925	105,047
IntercontinentalExchange, Inc.*	1,080	104,965
Hudson City Bancorp, Inc.	6,970	91,656
Ventas, Inc.	2,310	88,935
XL Capital Ltd.	5,055	88,260
American International Group, Inc.*	1,994	87,955
AvalonBay Communities, Inc.	1,180	85,821
Genworth Financial, Inc. — Class A	7,115	85,024
KeyCorp	12,980	84,370
People’s United Financial, Inc.	5,155	80,212
ProLogis	6,540	77,957
M&T Bank Corp.	1,220	76,030
Legg Mason, Inc.	2,404	74,596
Plum Creek Timber Company, Inc. (REIT)	2,410	73,842
Health Care REIT, Inc.	1,770	73,667
KIMCO Realty Corp.	5,560	72,502
Leucadia National Corp.*	2,810	69,463
Comerica, Inc.	2,230	66,164
Cincinnati Financial Corp.	2,405	62,506
SLM Corp.*	6,910	60,255
Moody’s Corp.	2,900	59,334
Assurant, Inc.	1,736	55,656
Torchmark Corp.	1,225	53,202
Huntington Bancshares, Inc.	9,810	46,205
Nasdaq Stock Market, Inc.*	2,098	44,163
Marshall & Ilsley Corp.	5,440	43,901

		MARKET
	SHARES	VALUE

First Horizon National Corp.*	3,230	$42,735
CB Richard Ellis Group, Inc. — Class A*	3,550	41,677
Janus Capital Group, Inc.	2,690	38,144
Federated Investors, Inc. — Class B	1,310	34,545
Zions Bancorporation	1,870	33,604
Apartment Investment &
Management Co. — Class A	1,730	25,518
E*Trade Financial Corp.*	13,690	23,958
MBIA, Inc.*	2,340	18,158

Total Financials		21,002,595

HEALTH CARE 11.6%
Johnson & Johnson	40,710	2,478,832
Pfizer, Inc.	99,700	1,650,035
Abbott Laboratories	22,840	1,129,895
Merck & Company, Inc.	31,150	985,274
Wyeth	19,720	957,998
Amgen, Inc.*	15,000	903,450
Schering-Plough Corp.	24,140	681,955
Bristol-Myers Squibb Co.	29,260	658,935
Gilead Sciences, Inc.*	13,365	622,542
Medtronic, Inc.	16,350	601,680
Baxter International, Inc.	8,900	507,389
Eli Lilly & Co.	14,940	493,468
UnitedHealth Group, Inc.	17,170	429,937
Medco Health Solutions, Inc.*	7,000	387,170
Celgene Corp.*	6,770	378,443
WellPoint, Inc.*	7,025	332,704
Express Scripts, Inc.*	4,050	314,199
Thermo Fisher Scientific, Inc.*	6,030	263,330
Allergan, Inc.	4,540	257,690
Becton, Dickinson & Co.	3,545	247,264
Boston Scientific Corp.*	22,270	235,839
McKesson Corp.	3,935	234,329
Genzyme Corp.*	3,990	226,353
Biogen Idec, Inc.*	4,270	215,720
St. Jude Medical, Inc.*	5,136	200,355
Stryker Corp.	4,175	189,670
Aetna, Inc.	6,450	179,503
Zimmer Holdings, Inc.*	3,170	169,436
Intuitive Surgical, Inc.*	560	146,860
Cardinal Health, Inc.	5,315	142,442
Forest Laboratories, Inc.*	4,460	131,302
Life Technologies Corp.*	2,598	120,937
Quest Diagnostics, Inc.	2,300	120,037
CIGNA Corp.	4,030	113,203
C.R. Bard, Inc.	1,440	113,198
Hospira, Inc.*	2,380	106,148
Laboratory Corporation of America Holdings*	1,600	105,120
AmerisourceBergen Corp.	4,390	98,248
Humana, Inc.*	2,510	93,623
DaVita, Inc.*	1,540	87,226

30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     S&P 500 FUND

		MARKET
	SHARES	VALUE

Waters Corp.*	1,410	$78,763
Varian Medical Systems, Inc.*	1,846	77,772
DENTSPLY International, Inc.	2,190	75,643
Mylan Laboratories, Inc.*	4,510	72,205
Cephalon, Inc.*	1,100	64,064
CareFusion Corp.*	2,660	57,988
Millipore Corp.*	820	57,671
Watson Pharmaceuticals, Inc.*	1,560	57,158
Coventry Health Care, Inc.*	2,210	44,112
IMS Health, Inc.	2,690	41,292
King Pharmaceuticals, Inc.*	3,675	39,580
Tenet Healthcare Corp.*	6,400	37,632
Patterson Companies, Inc.*	1,372	37,387
PerkinElmer, Inc.	1,720	33,093

Total Health Care		18,086,099

ENERGY 10.3%
Exxon Mobil Corp.	70,990	4,870,624
Chevron Corp.	29,620	2,086,137
Schlumberger Ltd.	17,690	1,054,324
ConocoPhillips	21,900	989,004
Occidental Petroleum Corp.	11,985	939,624
Apache Corp.	4,960	455,477
Anadarko Petroleum Corp.	7,255	455,106
Devon Energy Corp.	6,565	442,022
Halliburton Co.	13,320	361,238
XTO Energy, Inc.	8,570	354,112
Marathon Oil Corp.	10,450	333,355
EOG Resources, Inc.	3,720	310,657
Chesapeake Energy Corp.	9,480	269,232
National-Oilwell Varco, Inc.*	6,185	266,759
Hess Corp.	4,300	229,878
Southwestern Energy Co.*	5,090	217,241
Baker Hughes, Inc.	4,580	195,383
Spectra Energy Corp.	9,540	180,688
Noble Energy, Inc.	2,565	169,187
Murphy Oil Corp.	2,820	162,347
Valero Energy Corp.	8,310	161,131
Williams Companies, Inc.	8,607	153,807
Peabody Energy Corp.	3,950	147,019
Cameron International Corp.*	3,255	123,104
Consol Energy, Inc.	2,675	120,669
Range Resources Corp.	2,325	114,762
El Paso Corp.	10,360	106,915
Diamond Offshore Drilling, Inc.	1,030	98,386
FMC Technologies, Inc.*	1,810	94,554
Smith International, Inc.	3,260	93,562
ENSCO International, Inc.	2,100	89,334
Nabors Industries Ltd.*	4,200	87,780
BJ Services Co.	4,320	83,938
Pioneer Natural Resources Co.	1,700	61,693
Denbury Resources, Inc.*	3,680	55,678
Cabot Oil & Gas Corp.	1,534	54,841
Sunoco, Inc.	1,730	49,219
Rowan Companies, Inc.	1,680	38,758

		MARKET
	SHARES	VALUE

Massey Energy Co.	1,260	$35,141
Tesoro Corp.	2,060	30,859

Total Energy		16,143,545

CONSUMER STAPLES 10.2%
Procter & Gamble Co.	43,120	2,497,510
Coca-Cola Co.	34,227	1,837,990
Wal-Mart Stores, Inc.	31,900	1,565,971
Philip Morris International, Inc.	28,580	1,392,989
PepsiCo, Inc.	23,010	1,349,767
CVS Caremark Corp.	21,320	761,977
Kraft Foods, Inc.	21,795	572,555
Colgate-Palmolive Co.	7,360	561,421
Walgreen Co.	14,660	549,310
Altria Group, Inc.	30,600	544,986
Costco Wholesale Corp.	6,425	362,755
Kimberly-Clark Corp.	6,120	360,958
General Mills, Inc.	4,815	309,990
Archer-Daniels-Midland Co.	9,480	277,006
Sysco Corp.	8,730	216,940
Avon Products, Inc.	6,315	214,457
Kroger Co.	9,620	198,557
Kellogg Co.	3,787	186,434
H.J. Heinz Co.	4,665	185,434
Lorillard, Inc.	2,440	181,292
ConAgra Foods, Inc.	6,530	141,570
Safeway, Inc.	6,150	121,278
Clorox Co.	2,060	121,169
Sara Lee Corp.	10,280	114,519
Molson Coors Brewing Co. — Class B	2,320	112,938
Reynolds American, Inc.	2,505	111,523
Dr Pepper Snapple Group, Inc.*	3,750	107,812
Coca-Cola Enterprises, Inc.	4,690	100,413
Hershey Co.	2,450	95,207
J.M. Smucker Co.	1,759	93,245
Campbell Soup Co.	2,850	92,967
Brown-Forman Corp. — Class B	1,624	78,309
Pepsi Bottling Group, Inc.	2,130	77,617
McCormick & Company, Inc.	1,927	65,402
Estee Lauder Companies, Inc. — Class A	1,744	64,668
Whole Foods Market, Inc.*	2,085	63,572
Tyson Foods, Inc. — Class A	4,510	56,961
Dean Foods Co.*	2,660	47,321
SUPERVALU, Inc.	3,130	47,138
Constellation Brands, Inc. — Class A*	2,939	44,526
Hormel Foods Corp.	1,035	36,763

Total Consumer Staples		15,923,217

INDUSTRIALS 9.0%
General Electric Co.	156,990	2,577,776
United Technologies Corp.	13,900	846,927

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     S&P 500 FUND

		MARKET
	SHARES	VALUE

United Parcel Service, Inc. — Class B	14,695	$829,827
3M Co.	10,320	761,616
Boeing Co.	10,730	581,029
Caterpillar, Inc.	9,180	471,209
Emerson Electric Co.	11,100	444,888
Union Pacific Corp.	7,450	434,707
Honeywell International, Inc.	11,110	412,736
Lockheed Martin Corp.	4,775	372,832
General Dynamics Corp.	5,690	367,574
FedEx Corp.	4,615	347,140
Burlington Northern Santa Fe Corp.	3,875	309,341
Raytheon Co.	5,750	275,827
Deere & Co.	6,250	268,250
Danaher Corp.	3,830	257,836
Northrop Grumman Corp.	4,700	243,225
Illinois Tool Works, Inc.	5,690	243,020
CSX Corp.	5,790	242,369
Norfolk Southern Corp.	5,430	234,087
Waste Management, Inc.	7,280	217,090
Precision Castparts Corp.	2,066	210,463
Paccar, Inc.	5,370	202,503
CH Robinson Worldwide, Inc.	2,490	143,798
ITT Corp.	2,688	140,179
Eaton Corp.	2,450	138,646
L-3 Communications Holdings, Inc.	1,720	138,150
Fluor Corp.	2,660	135,261
Cummins, Inc.	2,980	133,534
Republic Services, Inc.	4,760	126,473
Parker Hannifin Corp.	2,370	122,861
Rockwell Collins, Inc.	2,330	118,364
Expeditors International of Washington, Inc.	3,130	110,020
Dover Corp.	2,750	106,590
Southwest Airlines Co.	10,950	105,120
Goodrich Corp.	1,830	99,442
Rockwell Automation, Inc.	2,100	89,460
Jacobs Engineering Group, Inc.*	1,830	84,089
W.W. Grainger, Inc.	925	82,658
Flowserve Corp.	830	81,788
Pitney Bowes, Inc.	3,056	75,942
Textron, Inc.	3,995	75,825
Fastenal Co.	1,949	75,426
Iron Mountain, Inc.*	2,665	71,049
Masco Corp.	5,310	68,605
Quanta Services, Inc.*	2,930	64,841
RR Donnelley & Sons Co.	3,030	64,418
Stericycle, Inc.*	1,260	61,047
Avery Dennison Corp.	1,670	60,137
Cintas Corp.	1,945	58,953
Dun & Bradstreet Corp.	780	58,750
Robert Half International, Inc.	2,240	56,045
Pall Corp.	1,736	56,038

		MARKET
	SHARES	VALUE

Equifax, Inc.	1,870	$54,492
Stanley Works	1,170	49,947
Monster Worldwide, Inc.*	1,860	32,513
Ryder System, Inc.	830	32,420
Snap-On, Inc.	850	29,546

Total Industrials		14,154,699

CONSUMER DISCRETIONARY 8.0%
McDonald’s Corp.	16,120	919,968
Walt Disney Co.	27,455	753,914
Comcast Corp. — Class A	42,390	715,967
Home Depot, Inc.	25,181	670,822
Target Corp.	11,115	518,848
Time Warner, Inc.	17,515	504,082
Amazon.com, Inc.*	4,910	458,398
Lowe’s Companies, Inc.	21,830	457,120
News Corp.	33,210	398,188
Nike, Inc. — Class B	5,740	371,378
Ford Motor Co.*	47,585	343,088
Kohl’s Corp.*	4,515	257,581
Viacom, Inc. — Class B*	8,960	251,238
Staples, Inc.	10,675	247,873
TJX Companies, Inc.	6,265	232,745
Yum! Brands, Inc.	6,890	232,606
Johnson Controls, Inc.	8,800	224,928
Starbucks Corp.*	10,890	224,878
Time Warner Cable, Inc.	5,200	224,068
Carnival Corp.	6,470	215,322
Best Buy Company, Inc.	5,040	189,101
DIRECTV Group, Inc.*	6,640	183,131
Omnicom Group, Inc.	4,595	169,739
Coach, Inc.	4,700	154,724
The Gap, Inc.	7,110	152,154
Bed Bath & Beyond, Inc.*	3,868	145,205
Apollo Group, Inc. — Class A*	1,885	138,868
CBS Corp.	10,010	120,620
J.C. Penney Company, Inc.	3,484	117,585
McGraw-Hill Companies, Inc.	4,650	116,901
Macy’s, Inc.	6,210	113,581
Marriott International, Inc. — Class A	3,715	102,497
Mattel, Inc.	5,320	98,207
VF Corp.	1,320	95,608
Fortune Brands, Inc.	2,220	95,416
International Game Technology, Inc.	4,380	94,082
Starwood Hotels & Resorts Worldwide, Inc.	2,760	91,163
H&R Block, Inc.	4,950	90,981
Genuine Parts Co.	2,360	89,822
Sherwin-Williams Co.	1,440	86,630
Harley-Davidson, Inc.	3,470	79,810
Whirlpool Corp.	1,088	76,116
Expedia, Inc.*	3,110	74,485
Nordstrom, Inc.	2,432	74,273
O’Reilly Automotive, Inc.*	2,020	73,003

32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     S&P 500 FUND

		MARKET
	SHARES	VALUE

Wynn Resorts Ltd.*	1,020	$72,308
Tiffany & Co.	1,830	70,510
Darden Restaurants, Inc.	2,060	70,308
AutoZone, Inc.*	480	70,186
Limited Brands, Inc.	3,940	66,941
Polo Ralph Lauren Corp.	850	65,127
GameStop Corp. — Class A*	2,435	64,454
Newell Rubbermaid, Inc.	4,100	64,329
Goodyear Tire & Rubber Co.*	3,575	60,882
Family Dollar Stores, Inc.	2,060	54,384
Interpublic Group of Companies, Inc.*	7,179	53,986
Hasbro, Inc.	1,856	51,504
Pulte Homes, Inc.	4,670	51,323
DeVry, Inc.	915	50,618
Scripps Networks Interactive, Inc.	1,320	48,774
Sears Holdings Corp.*	740	48,329
D.R. Horton, Inc.	4,080	46,553
Leggett & Platt, Inc.	2,310	44,814
Gannett Co., Inc.	3,470	43,410
Wyndham Worldwide Corp.	2,640	43,085
Abercrombie & Fitch Co. — Class A	1,300	42,744
Washington Post Co. — Class B	90	42,127
Black & Decker Corp.	890	41,198
Harman International Industries, Inc.	1,025	34,727
Lennar Corp. — Class A	2,280	32,490
RadioShack Corp.	1,850	30,655
Big Lots, Inc.*	1,220	30,524
Office Depot, Inc.*	4,060	26,877
AutoNation, Inc.*	1,390	25,131
Eastman Kodak Co.	3,960	18,929
KB HOME	1,090	18,105
Meredith Corp.	540	16,168
New York Times Co. — Class A	1,714	13,918

Total Consumer Discretionary		12,562,132

UTILITIES 3.3%
Exelon Corp.	9,740	483,299
Southern Co.	11,762	372,503
FPL Group, Inc.	6,080	335,798
Dominion Resources, Inc.	8,790	303,255
Duke Energy Corp.	19,155	301,500
Public Service Enterprise Group, Inc.	7,470	234,857
Entergy Corp.	2,890	230,795
PG&E Corp.	5,485	222,088
American Electric Power Company, Inc.	7,045	218,325
FirstEnergy Corp.	4,500	205,740
Sempra Energy	3,620	180,312
PPL Corp.	5,560	168,690
Consolidated Edison, Inc.	4,060	166,216

		MARKET
	SHARES	VALUE

Edison International	4,810	$161,520
Progress Energy, Inc.	4,130	161,318
AES Corp.*	9,850	145,977
Xcel Energy, Inc.	6,730	129,485
Questar Corp.	2,570	96,529
Constellation Energy Group, Inc.	2,961	95,848
Ameren Corp.	3,450	87,216
DTE Energy Co.	2,431	85,425
EQT Corp.	1,930	82,218
Wisconsin Energy Corp.	1,730	78,144
CenterPoint Energy, Inc.	5,710	70,975
Allegheny Energy, Inc.	2,500	66,300
Northeast Utilities	2,590	61,487
SCANA Corp.	1,630	56,887
NiSource, Inc.	4,070	56,532
Pinnacle West Capital Corp.	1,494	49,033
Pepco Holdings, Inc.	3,258	48,479
CMS Energy Corp.	3,380	45,292
TECO Energy, Inc.	3,160	44,493
Integrys Energy Group, Inc.	1,130	40,556
Nicor, Inc.	670	24,515
Dynegy, Inc.*	7,490	19,099

Total Utilities		5,130,706

MATERIALS 3.1%
Monsanto Co.	8,065	624,231
Dow Chemical Co.	16,890	440,322
E.I. du Pont de Nemours and Co.	13,350	429,069
Freeport-McMoRan Copper & Gold, Inc.	6,080	417,149
Praxair, Inc.	4,530	370,056
Newmont Mining Corp.	7,240	318,705
Air Products & Chemicals, Inc.	3,100	240,498
Nucor Corp.	4,650	218,596
Alcoa, Inc.	14,390	188,797
Ecolab, Inc.	3,500	161,805
International Paper Co.	6,390	142,050
PPG Industries, Inc.	2,440	142,032
Weyerhaeuser Co.	3,120	114,348
Vulcan Materials Co.	1,850	100,029
Sigma-Aldrich Corp.	1,800	97,164
United States Steel Corp.	2,125	94,286
Owens-Illinois, Inc.*	2,490	91,881
Ball Corp.	1,395	68,634
CF Industries Holdings, Inc.	720	62,086
FMC Corp.	1,070	60,187
Airgas, Inc.	1,215	58,770
Eastman Chemical Co.	1,070	57,288
MeadWestvaco Corp.	2,530	56,444
Pactiv Corp.*	1,950	50,797
Allegheny Technologies, Inc.	1,450	50,735
Sealed Air Corp.	2,350	46,131
International Flavors & Fragrances, Inc.	1,175	44,568
Bemis Co.	1,600	41,456

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P 500 FUND

		MARKET
	SHARES	VALUE

AK Steel Holding Corp.	1,620	$31,963
Titanium Metals Corp.	1,250	11,988

Total Materials		4,832,065

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.	87,150	2,353,921
Verizon Communications, Inc.	41,960	1,270,129
American Tower Corp. — Class A*	5,830	212,212
Sprint Nextel Corp.*	42,480	167,796
CenturyTel, Inc.	4,390	147,504
Qwest Communications International, Inc.	21,905	83,458
Windstream Corp.	6,450	65,339
MetroPCS Communications, Inc.*	3,850	36,036
Frontier Communications Corp.	4,615	34,797

Total Telecommunication Services		4,371,192

Total Common Stocks (Cost $108,258,575)		137,928,533

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 10.1%
HSBC Group
issued 09/30/09 at 0.01% due 10/01/09	$5,767,379	5,767,379
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01% due 10/01/09	3,489,264	3,489,264
Morgan Stanley
issued 09/30/09 at 0.01% due 10/01/09	3,027,874	3,027,874
Credit Suisse Group
issued 10/30/09 at 0.03% due 10/01/09††	2,032,525	2,032,525
Deutsche Bank
issued 09/30/09 at 0.01% due 10/01/09	1,441,845	1,441,845

Total Repurchase Agreements (Cost $15,758,887)		15,758,887

Total Investments 98.2%(a) (Cost $124,017,462)		$153,687,420

Other Assets in Excess of Liabilities – 1.8%		$2,837,429

Net Assets – 100.0%		$156,524,849

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
December 2009 S&P 500 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $4,732,875)	90	$1,867

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC
October 2009 S&P 500 Index
Swap, Terminating 10/30/09††† (Notional Market Value $10,078,357)	9,534	$110,572
Goldman Sachs International
September 2009 S&P 500 Index
Swap, Terminating 09/30/09††† (Notional Market Value $3,473,404)	3,286	8,742

(Total Notional Market Value $13,551,761)		$119,314

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.

REIT — Real Estate Investment Trust.
34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INVERSE S&P 500 STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 68.6%(b)
Federal Home Loan Bank*
0.00% due 10/01/09	$50,000,000	$50,000,000
0.74% due 10/16/09	25,000,000	24,999,575
0.21% due 10/20/09	25,000,000	24,999,475
Freddie Mac**
0.25% due 02/16/10	25,000,000	24,988,500

Total Federal Agency Discount Notes
(Cost $124,965,562)		124,987,550

REPURCHASE AGREEMENTS† 36.6%
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09††	29,366,007	29,366,007
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	15,658,074	15,658,074
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	9,473,135	9,473,135
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	8,220,489	8,220,489
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	3,914,519	3,914,519

Total Repurchase Agreements
(Cost $66,632,224)		66,632,224

Total Investments 105.2%(a)
(Cost $191,597,786)		$191,619,774

Liabilities in Excess of Other Assets – (5.2)%		$(9,488,128)

Net Assets – 100.0%		$182,131,646

		UNREALIZED
	CONTRACTS	LOSS

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $11,411,488)	217	$(132,774)

	UNITS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International
September 2009 S&P 500 Index
Swap, Terminating 09/30/09†††
(Notional Market Value $27,112,638)	25,649	$(505,955)
Credit Suisse Capital, LLC
October 2009 S&P 500 Index
Swap, Terminating 10/30/09†††
(Notional Market Value $143,820,990)	136,055	(1,218,667)

(Total Notional Market Value $170,933,628)		$(1,724,622)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 97.1%

INFORMATION TECHNOLOGY 61.3%
Apple, Inc.*	435,881	$80,799,261
Qualcomm, Inc.	699,405	31,459,237
Microsoft Corp.	1,069,830	27,697,899
Google, Inc. — Class A*	51,348	25,460,906
Cisco Systems, Inc.*	718,870	16,922,200
Oracle Corp.	729,486	15,202,488
Intel Corp.	683,840	13,382,749
Research In Motion Ltd.*	198,070	13,379,628
eBay, Inc.*	335,872	7,929,938
Adobe Systems, Inc.*	179,489	5,930,316
Activision Blizzard, Inc.*	396,090	4,907,555
Symantec Corp.*	297,110	4,893,402
Automatic Data Processing, Inc.	123,800	4,865,340
Broadcom Corp. — Class A*	138,740	4,257,931
Yahoo!, Inc.*	235,336	4,191,334
Intuit, Inc.*	141,970	4,046,145
CA, Inc.	175,504	3,859,333
Cognizant Technology Solutions Corp. — Class A*	99,689	3,853,977
Dell, Inc.*	250,770	3,826,750
Baidu.com, Inc. — SP ADR*	9,220	3,605,481
Paychex, Inc.	119,500	3,471,475
Marvell Technology Group Ltd.*	206,110	3,336,921
NetApp, Inc.*	122,648	3,272,249
Juniper Networks, Inc.*	120,190	3,247,534
Fiserv, Inc.*	67,370	3,247,234
Applied Materials, Inc.	240,495	3,222,633
Xilinx, Inc.	127,736	2,991,577
Citrix Systems, Inc.*	75,856	2,975,831
Altera Corp.	144,336	2,960,331
Linear Technology Corp.	103,650	2,863,849
NVIDIA Corp.*	187,663	2,820,575
Seagate Technology	172,330	2,621,139
KLA-Tencor Corp.	72,150	2,587,299
Flextronics International Ltd.*	306,950	2,289,847
Electronic Arts, Inc.*	113,780	2,167,509
Check Point Software Technologies Ltd.*	71,930	2,039,215
Autodesk, Inc.*	83,502	1,987,348
Maxim Integrated Products, Inc.	105,076	1,906,079
Infosys Technologies Ltd. — SP ADR	37,550	1,820,799
Lam Research Corp.*	45,620	1,558,379
Flir Systems, Inc.*	55,304	1,546,853
VeriSign, Inc.*	63,440	1,502,894
Microchip Technology, Inc.	53,060	1,406,090
Akamai Technologies, Inc.*	57,630	1,134,158
Logitech International S.A.*	61,414	1,128,789
IAC/InterActiveCorp*	47,630	961,650

Total Information Technology		341,540,127

		MARKET
	SHARES	VALUE

HEALTH CARE 15.8%
Gilead Sciences, Inc.*	310,660	$14,470,543
Teva Pharmaceutical Industries Ltd. — SP ADR	257,304	13,009,290
Amgen, Inc.*	165,112	9,944,696
Celgene Corp.*	158,640	8,867,976
Genzyme Corp.*	118,220	6,706,621
Express Scripts, Inc.*	85,420	6,626,884
Biogen Idec, Inc.*	109,540	5,533,961
Intuitive Surgical, Inc.*	13,218	3,466,420
Life Technologies Corp.*	62,265	2,898,436
Vertex Pharmaceuticals, Inc.*	65,915	2,498,178
Cerner Corp.*	28,160	2,106,368
Warner Chilcott PLC*	87,350	1,888,507
Illumina, Inc.*	42,510	1,806,675
Henry Schein, Inc.*	31,370	1,722,527
DENTSPLY International, Inc.	49,760	1,718,710
Hologic, Inc.*	94,130	1,538,084
Cephalon, Inc.*	25,356	1,476,733
Patterson Companies, Inc.*	40,918	1,115,015
Pharmaceutical Product Development, Inc.	40,090	879,575

Total Health Care		88,275,199

CONSUMER DISCRETIONARY 12.9%
Amazon.com, Inc.*	100,022	9,338,054
Comcast Corp. — Class A	503,490	8,503,946
Starbucks Corp.*	357,520	7,382,788
DIRECTV Group, Inc.*	248,250	6,846,735
News Corp.	496,260	5,950,157
Bed Bath & Beyond, Inc.*	122,859	4,612,127
Apollo Group, Inc. — Class A*	54,200	3,992,914
Staples, Inc.	169,269	3,930,426
Wynn Resorts Ltd.*	46,820	3,319,070
Sears Holdings Corp.*	43,350	2,831,189
Garmin Ltd.	64,880	2,448,571
Expedia, Inc.*	99,010	2,371,290
Ross Stores, Inc.	44,690	2,134,841
Liberty Media Corp — Interactive*	190,620	2,091,101
Urban Outfitters, Inc.*	58,050	1,751,369
O’Reilly Automotive, Inc.*	47,563	1,718,927
DISH Network Corp. — Class A*	75,040	1,445,270
Liberty Global, Inc. — Class A*	48,190	1,087,648

Total Consumer Discretionary		71,756,423

INDUSTRIALS 4.7%
Paccar, Inc.	142,070	5,357,460
First Solar, Inc.*	25,860	3,952,960
CH Robinson Worldwide, Inc.	58,010	3,350,077
Expeditors International of Washington, Inc.	72,650	2,553,647
Cintas Corp.	63,950	1,938,325
Fastenal Co.	49,530	1,916,811
Joy Global, Inc.	35,030	1,714,368
Stericycle, Inc.*	31,170	1,510,187
Foster Wheeler AG*	46,080	1,470,413

36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

J.B. Hunt Transport Services, Inc.	44,223	$1,420,885
Ryanair Holdings PLC — SP ADR*	40,560	1,177,862

Total Industrials		26,362,995

CONSUMER STAPLES 1.0%
Costco Wholesale Corp.	79,910	4,511,719
Hansen Natural Corp.*	31,280	1,149,227

Total Consumer Staples		5,660,946

TELECOMMUNICATION SERVICES 0.8%
Millicom International Cellular S.A.*	36,620	2,663,739
NII Holdings, Inc. — Class B*	56,300	1,687,874

Total Telecommunication Services		4,351,613

MATERIALS 0.6%
Sigma-Aldrich Corp.	40,810	2,202,924
Steel Dynamics, Inc.	77,400	1,187,316

Total Materials		3,390,240

Total Common Stocks
(Cost $303,076,744)		541,337,543

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 3.9%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$8,212,565	8,212,565
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	4,968,602	4,968,602
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	4,311,597	4,311,597
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09††	2,347,540	2,347,540

	FACE	MARKET
	AMOUNT	VALUE

Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	$2,053,141	$2,053,141

Total Repurchase Agreements
(Cost $21,893,445)		21,893,445

Total Investments 101.0%(a)
(Cost $324,970,189)		$563,230,988

Liabilities in Excess of Other
Assets – (1.0)%		$(5,410,398)

Net Assets – 100.0%		$557,820,590

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED(a)
December 2009 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $7,822,680)	228	$121,333

	UNITS

EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International
September 2009 NASDAQ-100 Index
Swap, Terminating 09/30/09†††
(Notional Market Value $925,107)	538	$70,104
Credit Suisse Capital, LLC October 2009 NASDAQ-100 Index
Swap, Terminating 10/30/09†††
(Notional Market Value $10,533,619)	6,128	67,604

(Total Notional Market Value $11,458,726)		$137,708

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INVERSE NASDAQ-100® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 105.9%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$11,355,115	$11,355,115
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	6,869,845	6,869,845
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	5,961,435	5,961,435
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09††	5,600,452	5,600,452
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	2,838,779	2,838,779

Total Repurchase Agreements
(Cost $32,625,626)		32,625,626

Total Investments 105.9%(a)
(Cost $32,625,626)		$32,625,626

Liabilities in Excess of Other Assets – (5.9)%		$(1,815,186)

Net Assets – 100.0%		$30,810,440

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $3,019,280)	88	$(52,753)

		UNREALIZED
	UNITS	LOSS

EQUITY INDEX SWAP AGREEMENT SOLD SHORT(b)
Goldman Sachs International
September 2009 NASDAQ-100 Index
Swap, Terminating 09/30/09†††
(Notional Market Value $6,570,448)	3,822	$(47,287)
Credit Suisse Capital, LLC
October 2009 NASDAQ-100 Index
Swap, Terminating 10/30/09 †††
(Notional Market Value $21,307,696)	12,395	(197,737)

(Total Notional Market Value $27,878,144)		$(245,024)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 61.8%

FINANCIALS 11.3%
Everest Re Group Ltd.	610	$53,497
New York Community Bancorp, Inc.	3,490	39,856
Federal Realty Investment Trust	610	37,436
Liberty Property Trust	1,110	36,108
Fidelity National Financial, Inc. — Class A	2,300	34,684
W.R. Berkley Corp.	1,340	33,875
SL Green Realty Corp.	770	33,765
AMB Property Corp.	1,460	33,507
Jefferies Group, Inc.*	1,220	33,221
Nationwide Health Properties, Inc.	1,060	32,849
Eaton Vance Corp.	1,170	32,748
Reinsurance Group of America, Inc.	730	32,558
Rayonier, Inc.	790	32,319
Cullen/Frost Bankers, Inc.	600	30,984
HCC Insurance Holdings, Inc.	1,120	30,632
First American Corp.	930	30,104
Regency Centers Corp.	800	29,640
Old Republic International Corp.	2,400	29,232
Affiliated Managers Group, Inc.*	420	27,304
Duke Realty Corp.	2,230	26,782
Realty Income Corp.	1,040	26,676
Camden Property Trust	640	25,792
Commerce Bancshares, Inc.	690	25,696
SEI Investments Co.	1,300	25,584
Mack-Cali Realty Corp.	780	25,217
Hospitality Properties Trust	1,220	24,851
Arthur J. Gallagher & Co.	1,010	24,614
Waddell & Reed Financial, Inc. — Class A	860	24,467
Macerich Co.	805	24,416
UDR, Inc.	1,500	23,610
Alexandria Real Estate Equities, Inc.	430	23,371
Raymond James Financial, Inc.	980	22,814
First Niagara Financial Group, Inc.	1,830	22,564
Brown & Brown, Inc.	1,170	22,417
Highwoods Properties, Inc.	710	22,330
Essex Property Trust, Inc.	280	22,282
Corporate Office Properties
Trust SBI	580	21,390
Hanover Insurance Group, Inc.	510	21,078
Weingarten Realty Investors	1,040	20,717
American Financial Group, Inc.	790	20,145
Bank of Hawaii Corp.	480	19,939
Jones Lang LaSalle, Inc.	420	19,895
Stancorp Financial Group, Inc.	490	19,781
Washington Federal, Inc.	1,090	18,377
Protective Life Corp.	850	18,207
Synovus Financial Corp.	4,770	17,888
BancorpSouth, Inc.	730	17,819
Valley National Bancorp	1,430	17,575

		MARKET
	SHARES	VALUE

City National Corp.	430	$16,740
BRE Properties, Inc. — Class A	530	16,589
FirstMerit Corp.	856	16,290
Apollo Investment Corp.	1,630	15,567
AmeriCredit Corp.*	960	15,158
Westamerica Bancorporation	290	15,080
Associated Banc-Corp.	1,270	14,503
TCF Financial Corp.	1,110	14,474
SVB Financial Group*	330	14,279
Omega Healthcare Investors, Inc.	830	13,297
Fulton Financial Corp.	1,760	12,954
Mercury General Corp.	350	12,663
Potlatch Corp.	400	11,380
NewAlliance Bancshares, Inc.	1,060	11,342
Wilmington Trust Corp.	690	9,798
Unitrin, Inc.	500	9,745
Trustmark Corp.	510	9,716
Astoria Financial Corp.	810	8,942
International Bancshares Corp.	520	8,481
Webster Financial Corp.	640	7,981
Cousins Properties, Inc.	927	7,676
Horace Mann Educators Corp.	390	5,448
Equity One, Inc.	330	5,171
PacWest Bancorp	270	5,144
Cathay General Bancorp	490	3,964

Total Financials		1,572,995

CONSUMER DISCRETIONARY 9.7%
Priceline.com, Inc.*	420	69,644
Ross Stores, Inc.	1,250	59,712
CarMax, Inc.*	2,200	45,980
Dollar Tree, Inc.*	890	43,325
Urban Outfitters, Inc.*	1,290	38,919
NVR, Inc.*	60	38,242
Advance Auto Parts, Inc.	950	37,316
ITT Educational Services, Inc.*	320	35,331
BorgWarner, Inc.	1,160	35,102
American Eagle Outfitters, Inc.	2,070	34,900
Chipotle Mexican Grill, Inc. — Class A*	320	31,056
Strayer Education, Inc.	140	30,475
Aeropostale, Inc.*	670	29,125
Petsmart, Inc.	1,250	27,187
Toll Brothers, Inc.*	1,370	26,770
Mohawk Industries, Inc.*	560	26,706
DreamWorks Animation SKG, Inc. — Class A*	750	26,677
LKQ Corp.*	1,400	25,956
Tupperware Brands Corp.	630	25,150
Marvel Entertainment, Inc.*	490	24,314
Chico’s FAS, Inc.*	1,770	23,010
Phillips-Van Heusen Corp.	510	21,823
Guess?, Inc.	580	21,483
Williams-Sonoma, Inc.	1,050	21,241
Netflix, Inc.*	450	20,776

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Hanesbrands, Inc.*	940	$20,116
WMS Industries, Inc.*	450	20,052
The Warnaco Group, Inc.*	450	19,737
Dick’s Sporting Goods, Inc.*	880	19,712
J. Crew Group, Inc.*	550	19,701
Gentex Corp.	1,370	19,386
Foot Locker, Inc.	1,560	18,642
Service Corporation
International	2,500	17,525
Wendy’s/Arby’s Group, Inc. — Class A	3,660	17,312
Panera Bread Co.*	310	17,050
Career Education Corp.*	690	16,822
Corinthian Colleges, Inc.*	870	16,147
Brinker International, Inc.	1,020	16,045
John Wiley & Sons, Inc. — Class A	420	14,608
Lamar Advertising Co.*	530	14,543
Aaron’s, Inc.	540	14,256
Brink’s Home Security
Holdings, Inc.*	460	14,163
Fossil, Inc.*	480	13,656
M.D.C. Holdings, Inc.	370	12,854
Rent-A-Center, Inc.*	660	12,461
Sotheby’s	670	11,544
Life Time Fitness, Inc.*	410	11,501
Cheesecake Factory, Inc.*	600	11,112
Collective Brands, Inc.*	640	11,091
Thor Industries, Inc.	350	10,833
Matthews International Corp. — Class A	300	10,614
Under Armour, Inc.*	370	10,297
Scientific Games Corp. — Class A*	650	10,290
Saks, Inc.*	1,440	9,821
AnnTaylor Stores Corp.*	590	9,375
Ryland Group, Inc.	440	9,271
Bob Evans Farms, Inc.	310	9,009
Regis Corp.	570	8,835
American Greetings Corp. — Class A	390	8,697
Barnes & Noble, Inc.	390	8,666
International Speedway Corp. — Class A	310	8,547
Timberland Co. — Class A*	450	6,264
Scholastic Corp.	250	6,085
99 Cents Only Stores*	450	6,053
Boyd Gaming Corp.*	550	6,012
Harte-Hanks, Inc.	380	5,255
Callaway Golf Co.	640	4,870
Coldwater Creek, Inc.*	570	4,674
Blyth, Inc.	60	2,324

Total Consumer Discretionary		1,356,048

		MARKET
	SHARES	VALUE

INFORMATION TECHNOLOGY 9.4%
Lam Research Corp.*	1,260	$43,042
Avnet, Inc.*	1,510	39,215
Global Payments, Inc.	800	37,360
Cree, Inc.*	1,000	36,750
SAIC, Inc.*	2,090	36,659
Lender Processing Services, Inc.	960	36,643
Equinix, Inc.*	380	34,960
Rovi Corp.*	1,010	33,936
Arrow Electronics, Inc.*	1,190	33,498
ANSYS, Inc.*	880	32,974
Synopsys, Inc.*	1,450	32,509
Alliance Data Systems Corp.*	530	32,372
Sybase, Inc.*	810	31,509
Metavante Technologies, Inc.*	900	31,032
F5 Networks, Inc.*	780	30,911
Hewitt Associates, Inc.*	830	30,237
Trimble Navigation Ltd.*	1,190	28,453
Broadridge Financial Solutions, Inc.	1,390	27,939
Palm, Inc.*	1,600	27,888
CommScope, Inc.*	930	27,835
FactSet Research Systems, Inc.	420	27,821
Ingram Micro, Inc. — Class A*	1,630	27,465
Itron, Inc.*	400	25,656
Micros Systems, Inc.*	800	24,152
Polycom, Inc.*	840	22,470
NCR Corp.*	1,580	21,836
Diebold, Inc.	660	21,734
Silicon Laboratories, Inc.*	450	20,862
Tech Data Corp.*	500	20,805
3Com Corp.*	3,900	20,397
Informatica Corp.*	880	19,870
Jack Henry & Associates, Inc.	840	19,715
Cadence Design Systems, Inc.*	2,660	19,524
Atmel Corp.*	4,500	18,855
Intersil Corp. — Class A	1,220	18,678
DST Systems, Inc.*	390	17,472
NeuStar, Inc.*	740	16,724
Parametric Technology Corp.*	1,160	16,031
National Instruments Corp.	560	15,473
Digital River, Inc.*	380	15,322
Zebra Technologies Corp. — Class A*	590	15,299
Vishay Intertechnology, Inc.*	1,860	14,694
RF Micro Devices, Inc.*	2,660	14,444
International Rectifier Corp.*	710	13,838
ADTRAN, Inc.	560	13,748
Plantronics, Inc.	490	13,137
Fairchild Semiconductor International, Inc.*	1,240	12,685
ValueClick, Inc.*	870	11,475
Integrated Device Technology, Inc.*	1,650	11,154

40	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Gartner, Inc. — Class A*	600	$10,962
Fair Isaac Corp.	490	10,530
Semtech Corp.*	610	10,376
Mantech International
Corp. — Class A*	220	10,375
Quest Software, Inc.*	610	10,279
SRA International, Inc. —
Class A*	430	9,284
Mentor Graphics Corp.*	980	9,124
Avocent Corp.*	440	8,919
ADC Telecommunications, Inc.*	960	8,006
Acxiom Corp.*	790	7,473
Advent Software, Inc.*	160	6,440
ACI Worldwide, Inc.*	340	5,144
Imation Corp.	300	2,781

Total Information Technology		1,306,751

INDUSTRIALS 9.1%
Joy Global, Inc.	1,020	49,919
Roper Industries, Inc.	910	46,392
Manpower, Inc.	780	44,234
AMETEK, Inc.	1,070	37,354
KBR, Inc.	1,600	37,264
URS Corp.*	840	36,666
SPX Corp.	490	30,022
Aecom Technology Corp.*	1,100	29,854
Pentair, Inc.	980	28,929
Harsco Corp.	800	28,328
J.B. Hunt Transport
Services, Inc.	870	27,953
Oshkosh Corp.	890	27,528
Bucyrus International, Inc.	750	26,715
Donaldson Company, Inc.	770	26,665
Shaw Group, Inc.*	830	26,635
Corrections Corporation of America*	1,150	26,047
Alliant Techsystems, Inc.*	330	25,690
AGCO Corp.*	920	25,420
Kansas City Southern*	950	25,165
Hubbell, Inc. — Class B	560	23,520
Waste Connections, Inc.*	800	23,088
Terex Corp.*	1,080	22,388
IDEX Corp.	800	22,360
Copart, Inc.*	670	22,251
FTI Consulting, Inc.*	520	22,157
Carlisle Companies, Inc.	610	20,685
BE Aerospace, Inc.*	1,010	20,341
Kennametal, Inc.	810	19,934
Lincoln Electric Holdings, Inc.	420	19,929
Kirby Corp.*	540	19,883
Landstar System, Inc.	510	19,411
MSC Industrial Direct Co.	440	19,175
Con-way, Inc.	490	18,777
Watson Wyatt Worldwide, Inc.	430	18,731
Nordson Corp.	330	18,510
Timken Co.	790	18,510

		MARKET
	SHARES	VALUE

Wabtec Corp.	470	$17,639
Lennox International, Inc.	480	17,338
Valmont Industries, Inc.	200	17,036
Graco, Inc.	600	16,722
Thomas & Betts Corp.*	530	15,942
Woodward Governor Co.	560	13,586
Trinity Industries, Inc.	790	13,580
Alexander & Baldwin, Inc.	410	13,157
Clean Harbors, Inc.*	230	12,940
GATX Corp.	460	12,857
JetBlue Airways Corp.*	2,140	12,797
Crane Co.	470	12,131
The Brink’s Co.	450	12,109
HNI Corp.	448	10,573
Granite Construction, Inc.	340	10,520
MPS Group, Inc.*	930	9,784
Herman Miller, Inc.	560	9,470
Alaska Air Group, Inc.*	350	9,376
Deluxe Corp.	510	8,721
Corporate Executive Board Co.	340	8,466
Rollins, Inc.	440	8,294
Mine Safety Appliances Co.	300	8,253
Werner Enterprises, Inc.	440	8,197
AirTran Holdings, Inc.*	1,200	7,500
Korn/Ferry International*	460	6,711
Navigant Consulting, Inc.*	480	6,480
United Rentals, Inc.*	600	6,180
Dycom Industries, Inc.*	390	4,797
Federal Signal Corp.	490	3,523
Kelly Services, Inc. — Class A	260	3,198

Total Industrials		1,274,307

HEALTH CARE 7.6%
Vertex Pharmaceuticals, Inc.*	1,800	68,220
Cerner Corp.*	670	50,116
Henry Schein, Inc.*	900	49,419
Beckman Coulter, Inc.	680	46,879
Hologic, Inc.*	2,560	41,830
Edwards Lifesciences Corp.*	560	39,150
Covance, Inc.*	640	34,656
ResMed, Inc.*	750	33,900
Mettler-Toledo International, Inc.*	340	30,801
Universal Health Services, Inc. — Class B	490	30,346
Community Health Systems, Inc.*	920	29,376
IDEXX Laboratories, Inc.*	580	29,000
Perrigo Co.	790	26,852
Omnicare, Inc.	1,190	26,799
Endo Pharmaceuticals Holdings, Inc.*	1,170	26,477
Pharmaceutical Product Development, Inc.	1,180	25,889
Sepracor, Inc.*	1,110	25,419
Charles River Laboratories International, Inc.*	660	24,407
Techne Corp.	370	23,143

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kinetic Concepts, Inc.*	620	$22,928
VCA Antech, Inc.*	850	22,856
United Therapeutics Corp.*	460	22,535
Lincare Holdings, Inc.*	680	21,250
Gen-Probe, Inc.*	500	20,720
OSI Pharmaceuticals, Inc.*	580	20,474
Teleflex, Inc.	400	19,324
Owens & Minor, Inc.	420	19,005
Valeant Pharmaceuticals
International*	670	18,800
Health Management Associates, Inc. — Class A*	2,460	18,425
Steris Corp.	580	17,661
Bio-Rad Laboratories, Inc. — Class A*	190	17,457
Thoratec Corp.*	560	16,951
Health Net, Inc.*	1,040	16,016
Psychiatric Solutions, Inc.*	560	14,986
LifePoint Hospitals, Inc.*	550	14,883
Varian, Inc.*	290	14,807
Masimo Corp.*	520	13,624
Hill-Rom Holdings, Inc.	620	13,504
Immucor, Inc.*	700	12,390
Medicis Pharmaceutical
Corp. — Class A	570	12,170
WellCare Health Plans, Inc.*	420	10,353
Kindred Healthcare, Inc.*	390	6,330
Affymetrix, Inc.*	700	6,146

Total Health Care		1,056,274

MATERIALS 4.2%
Lubrizol Corp.	670	47,878
Cliffs Natural Resources, Inc	1,310	42,392
Martin Marietta Materials, Inc.	440	40,511
Terra Industries, Inc.	990	34,323
Steel Dynamics, Inc.	2,150	32,981
Ashland, Inc.	740	31,983
Albemarle Corp.	910	31,486
Valspar Corp.	1,010	27,785
Sonoco Products Co.	1,000	27,540
Reliance Steel & Aluminum Co.	640	27,238
AptarGroup, Inc.	670	25,031
RPM International, Inc.	1,290	23,852
Packaging Corporation of America	1,030	21,012
Commercial Metals Co.	1,120	20,048
Scotts Miracle-Gro
Co. — Class A	450	19,327
Greif, Inc. — Class A	340	18,717
Temple-Inland, Inc.	1,060	17,405
Cytec Industries, Inc.	480	15,586
Cabot Corp.	650	15,022
Sensient Technologies Corp.	490	13,607
Olin Corp.	780	13,603
Carpenter Technology Corp.	440	10,292
Minerals Technologies, Inc.	190	9,036

		MARKET
	SHARES	VALUE

Worthington Industries, Inc.	610	$8,479
Louisiana-Pacific Corp.*	1,210	8,071

Total Materials		583,205

ENERGY 4.1%
Newfield Exploration Co.*	1,320	56,179
Pride International, Inc.*	1,730	52,661
Helmerich & Payne, Inc.	1,050	41,506
Plains Exploration & Production Co.*	1,390	38,447
Cimarex Energy Co.	830	35,956
Arch Coal, Inc.	1,620	35,851
Oceaneering International, Inc.*	550	31,212
Southern Union Co.	1,240	25,780
Tidewater, Inc.	520	24,487
Patterson-UTI Energy, Inc.	1,530	23,103
Forest Oil Corp.*	1,120	21,918
Encore Acquisition Co.*	550	20,570
Comstock Resources, Inc.*	460	18,437
Superior Energy Services*	780	17,566
Quicksilver Resources, Inc.*	1,180	16,744
Unit Corp.*	400	16,500
Exterran Holdings, Inc.*	620	14,719
Frontier Oil Corp.	1,040	14,477
Mariner Energy, Inc.*	1,020	14,464
Helix Energy Solutions Group, Inc.*	910	13,632
Bill Barrett Corp.*	390	12,788
Patriot Coal Corp.*	750	8,820
Overseas Shipholding Group, Inc.	230	8,595

Total Energy		564,412

UTILITIES 3.7%
Oneok, Inc.	1,050	38,451
MDU Resources Group, Inc.	1,840	38,364
National Fuel Gas Co.	800	36,648
NSTAR	1,060	33,729
OGE Energy Corp.	960	31,757
Alliant Energy Corp.	1,100	30,635
Energen Corp.	710	30,601
DPL, Inc.	1,160	30,276
AGL Resources, Inc.	770	27,158
NV Energy, Inc.	2,340	27,121
UGI Corp.	1,080	27,065
Great Plains Energy, Inc.	1,350	24,233
Aqua America, Inc.	1,360	23,990
Westar Energy, Inc.	1,090	21,266
Vectren Corp.	810	18,662
WGL Holdings, Inc.	500	16,570
Hawaiian Electric Industries, Inc.	910	16,489
Cleco Corp.	600	15,048
IDACORP, Inc.	470	13,531
PNM Resources, Inc.	860	10,045
Black Hills Corp.	390	9,816

Total Utilities		521,455

42	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 2.3%
Energizer Holdings, Inc.*	690	$45,774
Church & Dwight Company, Inc.	700	39,718
Ralcorp Holdings, Inc.*	560	32,743
Hansen Natural Corp.*	720	26,453
NBTY, Inc.*	620	24,540
Alberto-Culver Co.	850	23,528
Corn Products International, Inc.	740	21,105
Flowers Foods, Inc.	770	20,243
BJ’s Wholesale Club, Inc.*	550	19,921
Smithfield Foods, Inc.*	1,400	19,320
PepsiAmericas, Inc.	560	15,994
Ruddick Corp.	410	10,914
Universal Corp.	250	10,455
Lancaster Colony Corp.	190	9,741
Tootsie Roll Industries, Inc.	260	6,183

Total Consumer Staples		326,632

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, Inc.	950	29,460
Syniverse Holdings, Inc.*	690	12,075
Cincinnati Bell, Inc.*	2,110	7,385

Total Telecommunication Services		48,920

Total Common Stocks
(Cost $6,512,036)		8,610,999

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	510	31

Total Consumer Discretionary		31

Total Warrants
(Cost $—)		31

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 28.8%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$1,347,534	1,347,534
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	815,258	815,258
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	807,427	807,427

	FACE	MARKET
	AMOUNT	VALUE

Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	$707,455	$707,455
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	336,883	336,883

Total Repurchase Agreements
(Cost $4,014,557)		4,014,557

Total Investments 90.6%(a)
(Cost $10,526,593)		$12,625,587

Other Assets in Excess of Liabilities – 9.4%		$1,305,060

Net Assets – 100.0%		$13,930,647

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED(a)
December 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $6,466,260)	94	$143,981

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International September 2009 S&P MidCap 400 Index Swap, Terminating 09/30/09†††
(Notional Market Value $2,977,329)	4,309	$60,045
Credit Suisse Capital, LLC October 2009 S&P MidCap 400 Index Swap, Terminating 10/30/09†††
(Notional Market Value $2,797,237)	4,048	47,975

(Total Notional Market Value $5,774,566)		$108,020

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	43

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INVERSE MID-CAP STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 105.6%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$1,978,462	$1,978,462
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,196,970	1,196,970
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	1,065,524	1,065,524
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,038,693	1,038,693
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	494,615	494,615

Total Repurchase Agreements
(Cost $5,774,264)		5,774,264

Total Investments 105.6%(a)
(Cost $5,774,264)		$5,774,264

Liabilities in Excess of
Other Assets — (5.6)%		$(304,379)

Net Assets – 100.0%		$5,469,885

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $756,690)	11	$4,679

		UNREALIZED
	UNITS	LOSS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International September 2009 S&P MidCap 400 Index Swap, Terminating 09/30/09††† (Notional Market Value $355,672)	515	$(2,846)
Credit Suisse Capital, LLC October 2009 S&P MidCap 400 Index Swap, Terminating 10/30/09††† (Notional Market Value $4,361,495)	6,312	(82,144)

(Total Notional Market Value $4,717,167)		$(84,990)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
44	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 59.5%

INFORMATION TECHNOLOGY 11.6%
Perot Systems Corp. — Class A*	1,410	$41,877
Palm, Inc.*	2,225	38,782
Polycom, Inc.*	1,360	36,380
Skyworks Solutions, Inc.*	2,706	35,827
Solera Holdings, Inc.	1,129	35,123
3Com Corp.*	6,280	32,844
Jack Henry & Associates, Inc.	1,355	31,802
Informatica Corp.*	1,405	31,725
TIBCO Software, Inc.*	2,850	27,046
Arris Group, Inc.*	2,011	26,163
Atheros Communications, Inc.*	985	26,132
Parametric Technology Corp.*	1,880	25,982
Concur Technologies, Inc.*	640	25,446
Digital River, Inc.*	616	24,837
Omniture, Inc.*	1,099	23,563
RF Micro Devices, Inc.*	4,305	23,376
CACI International, Inc. — Class A*	485	22,926
ADTRAN, Inc.	898	22,046
Tessera Technologies, Inc.*	785	21,894
Plantronics, Inc.	785	21,046
Microsemi Corp.*	1,320	20,843
Riverbed Technology, Inc.*	885	19,435
Anixter International, Inc.*	480	19,253
Blackboard, Inc.*	506	19,117
Formfactor, Inc.*	798	19,088
Benchmark Electronics, Inc.*	1,060	19,080
Euronet Worldwide, Inc.*	791	19,008
ValueClick, Inc.*	1,410	18,598
Cybersource Corp.*	1,115	18,587
VeriFone Holdings, Inc.*	1,165	18,512
Triquint Semiconductor, Inc.*	2,391	18,459
Cymer, Inc.*	475	18,458
Rackspace Hosting, Inc.*	1,075	18,339
Wright Express Corp.*	620	18,296
Quest Software, Inc.*	1,060	17,861
Tekelec*	1,080	17,744
Gartner, Inc. — Class A*	962	17,576
TiVo, Inc.*	1,685	17,457
Fair Isaac Corp.	785	16,870
Semtech Corp.*	990	16,840
Plexus Corp.*	635	16,726
j2 Global Communications, Inc.*	716	16,475
Blackbaud, Inc.	710	16,472
Ariba, Inc.*	1,420	16,472
InterDigital, Inc.*	710	16,444
Mantech International Corp. — Class A*	345	16,270
Unisys Corp.*	6,000	16,020
Starent Networks Corp.*	628	15,964
MercadoLibre, Inc.*	415	15,961
MKS Instruments, Inc.*	797	15,374

		MARKET
	SHARES	VALUE

Comtech Telecommunications Corp.*	461	$15,314
FEI Co.*	609	15,012
SPSS, Inc.*	298	14,885
Progress Software Corp.*	650	14,722
SRA International, Inc. — Class A*	678	14,638
Avocent Corp.*	720	14,594
Take-Two Interactive Software, Inc.*	1,300	14,573
Blue Coat Systems, Inc.*	644	14,548
EarthLink, Inc.	1,710	14,381
Mentor Graphics Corp.*	1,530	14,244
Intermec, Inc.*	1,005	14,170
Synaptics, Inc.*	560	14,112
Commvault Systems, Inc.*	670	13,902
Lawson Software, Inc.*	2,225	13,884
Emulex Corp.*	1,340	13,789
OmniVision Technologies, Inc.*	805	13,105
ADC Telecommunications, Inc.*	1,570	13,094
Cabot Microelectronics Corp.*	375	13,072
Netlogic Microsystems, Inc.*	290	13,050
Power Integrations, Inc.	390	12,999
Net 1 UEPS Technologies, Inc.*	620	12,995
Monolithic Power Systems, Inc.*	552	12,944
MAXIMUS, Inc.	276	12,862
Hittite Microwave Corp.*	345	12,689
Cavium Networks, Inc.*	588	12,624
Amkor Technology, Inc.*	1,770	12,178
Veeco Instruments, Inc.*	518	12,080
Websense, Inc.*	716	12,029
Scansource, Inc.*	424	12,008
STEC, Inc.*	398	11,697
DealerTrack Holdings, Inc.*	610	11,535
Taleo Corp.*	506	11,456
TNS, Inc.*	410	11,234
ViaSat, Inc.*	420	11,164
Ultimate Software Group, Inc.*	385	11,057
Sapient Corp.*	1,370	11,015
United Online, Inc.	1,355	10,894
Infinera Corp.*	1,360	10,812
Rofin-Sinar Technologies, Inc.*	468	10,745
Applied Micro Circuits Corp.*	1,070	10,689
MicroStrategy, Inc. — Class A*	146	10,445
Cognex Corp.	637	10,434
Acxiom Corp.*	1,095	10,359
Harmonic, Inc.*	1,545	10,321
Netgear, Inc.*	560	10,276
Checkpoint Systems, Inc.*	625	10,275
Syntel, Inc.	211	10,071
Advent Software, Inc.*	250	10,062
Zoran Corp.*	836	9,631
Sycamore Networks, Inc.*	3,121	9,425
JDA Software Group, Inc.*	428	9,390
AsiaInfo Holdings, Inc.*	470	9,386

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	45

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Diodes, Inc.*	516	$9,334
SAVVIS, Inc.*	590	9,334
SYNNEX Corp.*	306	9,327
ATMI, Inc.*	510	9,256
Littelfuse, Inc.*	350	9,184
Entegris, Inc.*	1,840	9,108
CSG Systems International, Inc.*	565	9,046
TeleTech Holdings, Inc.*	530	9,042
Insight Enterprises, Inc.*	740	9,035
Electronics for Imaging, Inc.*	800	9,016
Heartland Payment Systems, Inc.	606	8,793
Tyler Technologies, Inc.*	508	8,682
ACI Worldwide, Inc.*	573	8,669
Netezza Corp.*	760	8,542
L-1 Identity Solutions, Inc.*	1,208	8,444
SuccessFactors, Inc.*	600	8,442
Pegasystems, Inc.	243	8,391
Standard Microsystems Corp.*	360	8,356
Aruba Networks, Inc.*	945	8,354
Coherent, Inc.*	350	8,162
TTM Technologies, Inc.*	700	8,029
Park Electrochemical Corp.	325	8,011
Brooks Automation, Inc.*	1,036	8,008
Art Technology Group, Inc.*	2,050	7,913
MTS Systems Corp.	270	7,887
Advanced Energy Industries, Inc.*	540	7,690
DTS, Inc. — Class A*	280	7,666
Sourcefire, Inc.*	356	7,643
GSI Commerce, Inc.*	395	7,627
Constant Contact, Inc.*	393	7,565
EPIQ Systems, Inc.*	520	7,540
THQ, Inc.*	1,100	7,524
Rogers Corp.*	250	7,492
Manhattan Associates, Inc.*	370	7,474
NIC, Inc.	820	7,290
SonicWALL, Inc.*	865	7,266
ArcSight, Inc.*	298	7,173
Brightpoint, Inc.*	810	7,087
Sonus Networks, Inc.*	3,335	7,070
Black Box Corp.	280	7,025
Cogent, Inc.*	686	6,929
Echelon Corp.*	533	6,860
Volterra Semiconductor Corp.*	368	6,760
Move, Inc.*	2,500	6,750
Harris Stratex Networks, Inc. — Class A*	960	6,720
Forrester Research, Inc.*	247	6,580
Adaptec, Inc.*	1,965	6,563
Maxwell Technologies, Inc.*	355	6,543
Avid Technology, Inc.*	460	6,481
Acme Packet, Inc.*	634	6,346
DG FastChannel, Inc.*	303	6,345
comScore, Inc.*	350	6,303
MSC.Software Corp.*	741	6,232
Sigma Designs, Inc.*	425	6,175

		MARKET
	SHARES	VALUE

Technitrol, Inc.	663	$6,106
Ebix, Inc.*	110	6,090
ModusLink Global Solutions, Inc.*	740	5,987
Kulicke & Soffa Industries, Inc.*	992	5,982
Micrel, Inc.	730	5,949
Cirrus Logic, Inc.*	1,060	5,894
Electro Scientific Industries, Inc.*	438	5,865
Smith Micro Software, Inc.*	460	5,686
Stratasys, Inc.*	330	5,663
ShoreTel, Inc.*	723	5,647
IPG Photonics Corp.*	370	5,624
Novatel Wireless, Inc.*	490	5,566
Universal Display Corp.*	466	5,564
Vocus, Inc.*	265	5,536
Terremark Worldwide, Inc.*	883	5,492
Netscout Systems, Inc.*	400	5,404
Supertex, Inc.*	180	5,400
The Knot, Inc.*	486	5,307
S1 Corp.*	857	5,296
Bottomline Technologies, Inc.*	410	5,289
Methode Electronics, Inc. — Class A	610	5,289
TeleCommunication Systems, Inc. — Class A*	624	5,217
Kopin Corp.*	1,085	5,208
EMS Technologies, Inc.*	250	5,205
Cohu, Inc.	382	5,180
Newport Corp.*	590	5,168
CTS Corp.	548	5,096
Actel Corp.*	417	5,075
RightNow Technologies, Inc.*	350	5,054
Internet Capital Group, Inc.*	600	5,016
RealNetworks, Inc.*	1,342	4,992
3PAR, Inc.*	450	4,963
Ultratech, Inc.*	375	4,961
Ness Technologies, Inc.*	625	4,931
Kenexa Corp. — Class A*	365	4,920
Epicor Software Corp.*	770	4,905
Radiant Systems, Inc.*	450	4,833
Compellent Technologies, Inc.*	267	4,819
Intevac, Inc.*	357	4,798
Anadigics, Inc.*	1,015	4,781
Oplink Communications, Inc.*	325	4,719
Global Cash Access Holdings, Inc.*	645	4,715
Loral Space & Communications, Inc.*	170	4,672
Daktronics, Inc.	540	4,628
FARO Technologies, Inc.*	268	4,604
Cray, Inc.*	549	4,573
OSI Systems, Inc.*	250	4,572
Multi-Fineline Electronix, Inc.*	158	4,536
Switch & Data Facilities Company, Inc.*	332	4,519
Imation Corp.	480	4,450
Ciber, Inc.*	1,107	4,428
SolarWinds, Inc.*	200	4,406
InfoSpace, Inc.*	565	4,373

46	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Quantum Corp.*	3,410	$4,297
MoneyGram International, Inc.*	1,340	4,208
Lattice Semiconductor Corp.*	1,870	4,207
i2 Technologies, Inc.*	262	4,202
Exar Corp.*	570	4,189
Actuate Corp.*	720	4,162
Hughes Communications, Inc.*	136	4,126
Anaren, Inc.*	240	4,080
NetSuite, Inc.*	266	4,070
NVE Corp.*	76	4,040
Extreme Networks, Inc.*	1,440	4,032
Pericom Semiconductor Corp.*	410	4,022
Seachange International, Inc.*	520	3,900
Synchronoss Technologies, Inc.*	310	3,866
infoGROUP, Inc.*	549	3,848
Utstarcom, Inc.*	1,840	3,846
Perficient, Inc.*	460	3,804
China Security & Surveillance Technology, Inc.*	532	3,798
Comverge, Inc.*	310	3,785
Interactive Intelligence, Inc.*	197	3,765
Cass Information Systems, Inc.	124	3,703
Rudolph Technologies, Inc.*	500	3,700
Symmetricom, Inc.*	710	3,678
Mercury Computer Systems, Inc.*	368	3,628
Symyx Technologies, Inc.*	548	3,628
Openwave Systems, Inc.*	1,350	3,510
Exlservice Holdings, Inc.*	236	3,507
Ixia*	510	3,499
Internet Brands, Inc. — Class A*	435	3,471
Ceva, Inc.*	320	3,440
Powerwave Technologies, Inc.*	2,141	3,426
Digi International, Inc.*	400	3,408
Network Equipment Technologies, Inc.*	470	3,398
LivePerson, Inc.*	670	3,377
Electro Rent Corp.	290	3,341
Radisys Corp.*	383	3,328
Photronics, Inc.*	680	3,223
Bel Fuse, Inc. — Class B	169	3,216
IXYS Corp.*	376	3,200
Vasco Data Security International*	430	3,191
Silicon Graphics International Corp.*	475	3,187
iGate Corp.	365	3,132
Silicon Storage Technology, Inc.*	1,287	3,115
Super Micro Computer, Inc.*	368	3,113
NCI, Inc.*	108	3,095
Semitool, Inc.*	363	3,067
Web.com Group, Inc.*	428	3,035
DSP Group, Inc.*	370	3,012
LoopNet, Inc.*	330	2,983
Rubicon Technology, Inc.*	200	2,968
Monotype Imaging Holdings, Inc.*	350	2,944
Silicon Image, Inc.*	1,210	2,940
Techwell, Inc.*	264	2,899

		MARKET
	SHARES	VALUE

DemandTec, Inc.*	328	$2,896
DivX, Inc.*	526	2,872
Double-Take Software, Inc.*	280	2,853
Smart Modular Technologies WWH, Inc.*	590	2,808
FalconStor Software, Inc.*	560	2,783
Innodata Isogen, Inc.*	350	2,783
Advanced Analogic Technologies, Inc.*	700	2,779
Airvana, Inc.*	404	2,735
MIPS Technology, Inc.*	725	2,733
Trident Microsystems, Inc.*	1,020	2,642
Internap Network Services Corp.*	815	2,616
PROS Holdings, Inc.*	306	2,577
Rimage Corp.*	150	2,564
Isilon Systems, Inc.*	416	2,538
Cogo Group, Inc.*	414	2,534
Online Resources Corp.*	410	2,530
Liquidity Services, Inc.*	240	2,477
Globecomm Systems, Inc.*	340	2,472
China Information Security Technology, Inc.*	440	2,438
Lionbridge Technologies, Inc.*	930	2,418
Intellon Corp.*	340	2,411
Measurement Specialties, Inc.*	233	2,379
Tier Technologies, Inc. — Class B*	280	2,374
Entropic Communications, Inc.*	856	2,345
American Software, Inc. — Class A	355	2,318
BigBand Networks, Inc.*	576	2,310
Rosetta Stone, Inc.*	100	2,296
Opnet Technologies, Inc.	210	2,295
Zix Corp.*	1,030	2,266
KVH Industries, Inc.*	226	2,258
Limelight Networks, Inc.*	530	2,152
ActivIdentity Corp.*	740	2,050
Virtusa Corp.*	210	1,993
Parkervision, Inc.*	480	1,963
Integral Systems, Inc.*	281	1,939
Computer Task Group, Inc.*	239	1,938
PC-Tel, Inc.*	310	1,938
Immersion Corp.*	449	1,922
OpenTV Corp.*	1,370	1,891
Chordiant Software, Inc.*	485	1,887
Keynote Systems, Inc.*	200	1,886
Dynamics Research Corp.*	140	1,823
PLX Technology, Inc.*	535	1,803
Hackett Group, Inc.*	620	1,798
Support.com, Inc.*	745	1,788
Unica Corp.*	227	1,730
Phoenix Technologies Ltd.*	470	1,716
White Electronics Designs Corp.*	370	1,709
Spectrum Control, Inc.*	200	1,698
Dice Holdings, Inc.*	258	1,692
Saba Software, Inc.*	400	1,684
Startek, Inc.*	190	1,649
Agilysys, Inc.	250	1,648

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	47

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Zygo Corp.*	240	$1,627
GSE Systems, Inc.*	260	1,617
Emcore Corp.*	1,220	1,586
Deltek, Inc.*	205	1,576
Marchex, Inc.	320	1,571
Microtune, Inc.*	840	1,529
Information Services Group, Inc.*	380	1,516
SRS Labs, Inc.*	190	1,389
OpenTable, Inc.*	50	1,378
Virage Logic Corp.*	260	1,355
China TransInfo Technology Corp.*	140	1,324
Opnext, Inc.*	451	1,321
CPI International, Inc.*	116	1,298
Travelzoo, Inc.*	90	1,272
Callidus Software, Inc.*	420	1,264
Pervasive Software, Inc.*	250	1,238
GSI Technology, Inc.*	298	1,189
PC Mall, Inc.*	169	1,159
Communications Systems, Inc.	98	1,145
Ipass, Inc.*	820	1,132
ICx Technologies, Inc.*	190	1,125
TechTarget, Inc.*	190	1,083
Renaissance Learning, Inc.	108	1,074
Imergent, Inc.	130	1,024
DDi Corp.*	230	978
MEMSIC, Inc.*	250	938
ePlus, Inc.*	60	933
QAD, Inc.	197	896
eLoyalty Corp.*	108	865
X-Rite, Inc.*	420	844
PAR Technology Corp.*	130	829
PC Connection, Inc.*	150	816
RAE Systems, Inc.*	660	726

Total Information Technology		2,782,146

FINANCIALS 11.5%
Highwoods Properties, Inc.	1,146	36,042
Knight Capital Group, Inc. — Class A*	1,505	32,734
Platinum Underwriters Holdings Ltd.	830	29,747
MFA Mortgage Investments, Inc.	3,610	28,736
ProAssurance Corp.*	543	28,339
National Retail Properties, Inc.	1,300	27,911
Washington Real Estate Investment Trust	942	27,130
Prosperity Bancshares, Inc.	750	26,092
FirstMerit Corp.	1,338	25,462
Westamerica Bancorporation	468	24,336
Stifel Financial Corp.*	435	23,881
SVB Financial Group*	530	22,933
Montpelier Re Holdings Ltd.	1,400	22,848
American Campus Communities, Inc.	848	22,769
Home Properties, Inc.	525	22,622
Tanger Factory Outlet Centers, Inc.	595	22,217
Apollo Investment Corp.	2,305	22,013
BioMed Realty Trust, Inc.	1,593	21,983

		MARKET
	SHARES	VALUE

Omega Healthcare Investors, Inc.	1,343	$21,515
Developers Diversified Realty Corp.	2,289	21,150
UMB Financial Corp.	516	20,867
Mid-America Apartment Communities, Inc.	460	20,760
Healthcare Realty Trust, Inc.	956	20,200
Redwood Trust, Inc.	1,255	19,452
Entertainment Properties Trust	566	19,323
Assured Guaranty Ltd.	986	19,148
Zenith National Insurance Corp.	610	18,849
NewAlliance Bancshares, Inc.	1,729	18,500
KBW, Inc.*	564	18,172
Potlatch Corp.	634	18,037
Trustmark Corp.	930	17,717
Hatteras Financial Corp.	590	17,688
PHH Corp.*	880	17,459
Ares Capital Corp.	1,580	17,412
LaSalle Hotel Properties	864	16,986
Argo Group International Holdings Ltd.*	500	16,840
First Financial Bankshares, Inc.	340	16,816
Signature Bank*	570	16,530
Tower Group, Inc.	661	16,122
Kilroy Realty Corp.	580	16,089
Max Capital Group Ltd.	750	16,028
Delphi Financial Group, Inc. — Class A	700	15,841
RLI Corp.	300	15,834
Conseco, Inc.*	3,000	15,780
Eastgroup Properties, Inc.	409	15,632
Astoria Financial Corp.	1,390	15,346
Piper Jaffray Companies, Inc.*	320	15,270
MGIC Investment Corp.*	2,030	15,042
Glacier Bancorp, Inc.	1,000	14,940
Extra Space Storage, Inc.	1,400	14,770
American Capital Ltd.*	4,540	14,664
Hancock Holding Co.	390	14,652
Equity Lifestyle Properties, Inc.	342	14,634
DCT Industrial Trust, Inc.	2,845	14,538
Cash America International, Inc.	480	14,477
Capstead Mortgage Corp.	1,030	14,327
DiamondRock Hospitality Co.*	1,750	14,175
E*Trade Financial Corp.*	8,023	14,040
Radian Group, Inc.	1,325	14,019
PrivateBancorp, Inc.	570	13,942
International Bancshares Corp.	845	13,782
Selective Insurance Group, Inc.	860	13,528
National Health Investors, Inc.	415	13,135
Anworth Mortgage Asset Corp.	1,646	12,970
Post Properties, Inc.	715	12,870
NBT Bancorp, Inc.	561	12,645
Franklin Street Properties Corp.	956	12,524
PS Business Parks, Inc.	244	12,522
Old National Bancorp	1,080	12,096
United Bankshares, Inc.	615	12,048

48	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

MB Financial Corp.	570	$11,953
IBERIABANK Corp.	260	11,846
optionsXpress Holdings, Inc.	683	11,802
Employers Holdings, Inc.	760	11,765
MF Global Ltd.*	1,570	11,414
Portfolio Recovery Associates, Inc.*	248	11,242
Sovran Self Storage, Inc.	368	11,198
CBL & Associates Properties, Inc.	1,150	11,155
Navigators Group, Inc.*	200	11,000
Wintrust Financial Corp.	388	10,848
Webster Financial Corp.	860	10,724
Park National Corp.	180	10,501
FNB Corp.	1,459	10,373
Umpqua Holding Corp.	975	10,335
Financial Federal Corp.	417	10,292
Pico Holdings, Inc.*	306	10,205
Medical Properties Trust, Inc.	1,295	10,114
Inland Real Estate Corp.	1,135	9,943
Provident Financial Services, Inc.	965	9,930
Ezcorp, Inc.*	726	9,917
Forestar Real Estate Group, Inc.*	575	9,879
Texas Capital Bancshares, Inc.*	580	9,767
Sterling Bancshares, Inc.	1,335	9,759
Community Bank System, Inc.	525	9,592
Acadia Realty Trust	635	9,569
Infinity Property & Casualty Corp.	220	9,346
Brookline Bancorp, Inc.	955	9,283
LTC Properties, Inc.	382	9,183
Horace Mann Educators Corp.	640	8,941
Allied Capital Corp.	2,900	8,903
Investors Real Estate Trust	983	8,886
Alexander’s, Inc.	30	8,876
First Midwest Bancorp, Inc.	785	8,847
Greenlight Capital Re Ltd. — Class A*	460	8,648
Sunstone Hotel Investors, Inc.*	1,218	8,648
East-West Bancorp, Inc.	1,038	8,615
Equity One, Inc.	530	8,305
National Penn Bancshares, Inc.	1,359	8,303
CVB Financial Corp.	1,085	8,235
Susquehanna Bancshares, Inc.	1,398	8,234
Investors Bancorp, Inc.*	760	8,064
First Commonwealth Financial Corp.	1,383	7,855
Hilltop Holdings, Inc.*	640	7,846
Ambac Financial Group, Inc.	4,661	7,830
City Holding Co.	260	7,751
TrustCo Bank Corp.	1,235	7,719
Prospect Capital Corp.	714	7,647
Colonial Properties Trust	785	7,638
PacWest Bancorp	400	7,620
GFI Group, Inc.	1,050	7,592
Independent Bank Corp.	339	7,502
Chemical Financial Corp.	340	7,409
First Financial Bancorp	605	7,290
Lexington Realty Trust	1,421	7,247

		MARKET
	SHARES	VALUE

Boston Private Financial Holdings, Inc.	1,098	$7,148
Flagstone Reinsurance Holdings	630	7,106
Ocwen Financial Corp.*	623	7,052
Safety Insurance Group, Inc.	210	6,913
Parkway Properties, Inc.	350	6,895
Meadowbrook Insurance Group, Inc.	926	6,852
Getty Realty Corp.	276	6,773
Bank Mutual Corp.	758	6,701
Cohen & Steers, Inc.	278	6,672
Community Trust Bancorp, Inc.	254	6,647
Harleysville Group, Inc.	210	6,647
World Acceptance Corp.*	260	6,555
Enstar Group*	105	6,538
United Fire & Casualty Co.	360	6,444
Cathay General Bancorp	795	6,432
Simmons First National Corp.	223	6,425
First Cash Financial Services, Inc.*	370	6,338
National Western Life Insurance Co. — Class A	36	6,335
Northwest Bancorp, Inc.	276	6,304
Banco Latinoamericano de Comercio Exterior SA	440	6,257
Dollar Financial Corp.*	386	6,184
MarketAxess Holdings, Inc.*	511	6,158
Phoenix Companies, Inc.*	1,865	6,061
American Equity Investment Life Holding Co.	860	6,037
Maiden Holdings Ltd.	806	5,860
Universal Health Realty Income Trust	179	5,826
Sun Communities, Inc.	270	5,810
National Financial Partners Corp.*	665	5,799
eHealth, Inc.*	394	5,721
WesBanco, Inc.	370	5,720
First Financial Corp.	186	5,699
Tompkins Financial Corp.	130	5,681
DuPont Fabros Technology, Inc.*	425	5,665
Hercules Technology Growth Capital, Inc.	570	5,597
SWS Group, Inc.	385	5,544
SCBT Financial Corp.	197	5,536
GAMCO Investors, Inc. — Class A	120	5,484
Bank of the Ozarks, Inc.	206	5,465
StellarOne Corp.	365	5,384
Provident New York Bancorp	560	5,348
Riskmetrics Group, Inc.*	363	5,307
Cousins Properties, Inc.	637	5,274
Amerisafe, Inc.*	305	5,261
First Potomac Realty Trust	446	5,156
Home Bancshares, Inc.	231	5,064
Renasant Corp.	339	5,034
U-Store-It Trust	805	5,031
The PMI Group, Inc.	1,180	5,015
Evercore Partners, Inc. — Class A	169	4,938
iStar Financial, Inc.*	1,620	4,925
Columbia Banking Systems, Inc.	297	4,915

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	49

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Berkshire Hills Bancorp, Inc.	224	$4,915
Duff & Phelps Corp. — Class A	256	4,905
Oriental Financial Group	385	4,890
Pinnacle Financial Partners, Inc.*	383	4,868
S&T Bancorp, Inc.	375	4,860
Southside Bancshares, Inc.	214	4,819
Broadpoint Gleacher Securities, Inc.*	577	4,812
Beneficial Mutual Bancorp, Inc.*	525	4,793
Dime Community Bancshares	415	4,743
Urstadt Biddle Properties	325	4,742
FelCor Lodging Trust, Inc.	1,045	4,734
Western Alliance Bancorp*	742	4,682
Walter Investment Management Corp.	290	4,646
Tejon Ranch Co.*	180	4,622
American Capital Agency Corp.	160	4,552
Suffolk Bancorp	153	4,530
Univest Corporation of Pennsylvania	206	4,464
MCG Capital Corp.*	1,060	4,441
American Physicians Capital, Inc.	154	4,437
Pennsylvania Real Estate Investment Trust	578	4,399
Sandy Spring Bancorp, Inc.	270	4,396
SY Bancorp, Inc.	190	4,387
TradeStation Group, Inc.*	535	4,360
United America Indemnity Ltd. — Class A*	590	4,360
CNA Surety Corp.*	268	4,342
TowneBank	340	4,335
Westfield Financial, Inc.	510	4,320
First Bancorp, Inc.	239	4,314
Amtrust Financial Services, Inc.	368	4,199
Calamos Asset Management, Inc. — Class A	320	4,179
Advance America Cash Advance Centers, Inc.	740	4,144
Arrow Financial Corp.	150	4,104
Compass Diversified Trust	390	4,083
FBL Financial Group, Inc. — Class A	210	4,080
State Auto Financial Corp.	226	4,052
Lakeland Financial Corp.	196	4,047
Cedar Shopping Centers, Inc.	625	4,031
SeaBright Insurance Holdings, Inc.*	350	3,997
Bancfirst Corp.	108	3,988
1st Source Corp.	244	3,977
Northfield Bancorp, Inc.	310	3,968
First Bancorp Puerto Rico	1,300	3,965
Camden National Corp.	120	3,965
Washington Trust Bancorp, Inc.	226	3,960
FPIC Insurance Group, Inc.*	118	3,959
Flushing Financial Corp.	345	3,933
Danvers Bancorp, Inc.	280	3,805
Nelnet, Inc. — Class A*	305	3,794
Great Southern Bancorp, Inc.	160	3,794
Cardinal Financial Corp.	459	3,778

		MARKET
	SHARES	VALUE

TriCo Bancshares	230	$3,772
Harleysville National Corp.	695	3,704
Oppenheimer Holdings, Inc. — Class A	150	3,653
Safeguard Scientifics, Inc.*	330	3,620
Capital Southwest Corp.	47	3,607
Fifth Street Finance Corp.	328	3,585
Presidential Life Corp.	340	3,522
United Community Banks, Inc.*	700	3,498
Stewart Information Services Corp.	280	3,464
Ashford Hospitality Trust, Inc.*	1,000	3,460
Citizens, Inc.*	540	3,424
Consolidated-Tomoka Land Co.	88	3,370
NorthStar Realty Finance Corp.	960	3,370
First Industrial Realty Trust, Inc.	640	3,360
BankFinancial Corp.	350	3,353
ESSA Bancorp, Inc.	250	3,303
Southwest Bancorp, Inc.	235	3,299
Saul Centers, Inc.	100	3,210
BGC Partners, Inc. — Class A	748	3,201
Strategic Hotels & Resorts, Inc.*	1,220	3,160
Credit Acceptance Corp.*	98	3,155
CapLease, Inc.	780	3,143
Westwood Holdings Group, Inc.	90	3,123
Kite Realty Group Trust	747	3,115
United Financial Bancorp, Inc.	268	3,103
Heartland Financial USA, Inc.	210	3,098
Penson Worldwide Company, Inc.*	318	3,097
Orrstown Financial Services, Inc.	80	3,091
RAIT Financial Trust	1,050	3,087
MVC Capital, Inc.	350	3,073
LaBranche & Company, Inc.*	902	3,067
Gladstone Capital Corp.	342	3,054
Baldwind & Lyons, Inc. — Class B	130	3,049
Home Federal Bancorp, Inc.	266	3,038
Kearny Financial Corp.	291	3,032
First Mercury Financial Corp.	225	2,997
First Financial Holdings, Inc.	187	2,986
PMA Capital Corp.*	516	2,936
Donegal Group, Inc. — Class A	190	2,934
Republic Bancorp, Inc.	146	2,914
Encore Capital Group, Inc.*	214	2,878
National Bankshares, Inc.	110	2,800
Education Realty Trust, Inc.	471	2,793
German American Bancorp	179	2,776
PennantPark Investment Corp.	340	2,757
Agree Realty Corp.	120	2,752
Union Bankshares Corp.	218	2,714
Smithtown Bancorp, Inc.	235	2,712
Abington Bancorp, Inc.	350	2,709
Capital City Bank Group, Inc.	190	2,698
WSFS Financial Corp.	98	2,611
First Bancorp, Inc.	140	2,604
Ames National Corp.	108	2,604

50	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Harris & Harris Group, Inc.*	415	$2,594
Nara Bancorp, Inc.	370	2,572
US Global Investors, Inc. — Class A	208	2,565
NGP Capital Resources Co.	346	2,512
Bank of Marin Bancorp	80	2,506
Lakeland Bancorp, Inc.	325	2,438
Bridge Bancorp, Inc.	100	2,433
CNB Financial Corp.	140	2,404
First Merchants Corp.	340	2,370
First of Long Island Corp.	88	2,340
Associated Estates Realty Corp.	242	2,328
JMP Group, Inc.	240	2,318
American Physicians Service Group, Inc.	100	2,304
Wilshire Bancorp, Inc.	310	2,275
Ramco-Gershenson Properties Trust	254	2,266
MainSource Financial Group, Inc.	330	2,244
Peapack Gladstone Financial Corp.	139	2,232
Monmouth Real Estate Investment Corp. — Class A	320	2,227
Shore Bancshares, Inc.	133	2,225
ViewPoint Financial Group	158	2,218
American Safety Insurance Holdings Ltd.*	140	2,212
First Marblehead Corp.*	1,000	2,200
Oritani Financial Corp.	160	2,182
Cogdell Spencer, Inc.	454	2,179
United Security Bancshares	98	2,175
Pacific Continental Corp.	206	2,169
FCStone Group, Inc.*	450	2,169
Citizens & Northern Corp.	146	2,159
TICC Capital Corp.	428	2,157
Peoples Bancorp, Inc.	165	2,153
Diamond Hill Investment Group, Inc.*	37	2,145
Hersha Hospitality Trust	690	2,139
Kayne Anderson Energy Development Co.	160	2,117
Life Partners Holdings, Inc.	118	2,112
American National Bankshares, Inc.	96	2,095
Sterling Bancorp	290	2,094
Kansas City Life Insurance Co.	67	2,086
South Financial Group, Inc.	1,410	2,073
State Bancorp, Inc.	240	2,028
Glimcher Realty Trust	550	2,019
ESB Financial Corp.	150	2,009
First Community Bancshares, Inc.	157	1,981
Medallion Financial Corp.	236	1,973
First Busey Corp.	415	1,951
First Defiance Financial Corp.	130	1,938
Mission West Properties	288	1,938
Bryn Mawr Bank Corp.	110	1,922
Penns Woods Bancorp, Inc.	60	1,921
Gladstone Commercial Corp.	140	1,915
Winthrop Realty Trust	190	1,851

		MARKET
	SHARES	VALUE

Resource Capital Corp.	340	$1,850
Epoch Holding Corp.	211	1,846
Sanders Morris Harris Group, Inc.	310	1,832
Alliance Financial Corp.	67	1,812
Kohlberg Capital Corp.	300	1,809
Thomas Weisel Partners Group, Inc.*	337	1,800
Financial Institutions, Inc.	180	1,795
Farmers Capital Bank Corp.	100	1,788
Avatar Holdings, Inc.*	94	1,786
Asset Acceptance Capital Corp.*	243	1,762
First Financial Northwest, Inc.	300	1,746
Gladstone Investment Corp.	360	1,746
Oceanfirst Financial Corp.	150	1,740
National Interstate Corp.	98	1,715
Merchants Bancshares, Inc.	80	1,709
Home Bancorp, Inc.*	140	1,704
Sterling Savings Bank*	850	1,700
Bar Harbor Bankshares	50	1,700
Gramercy Capital Corp.*	690	1,677
Cardtronics, Inc.*	213	1,666
Enterprise Financial Services Corp.	180	1,665
FBR Capital Markets Corp.*	280	1,660
EMC Insurance Group, Inc.	78	1,648
Mercer Insurance Group, Inc.	90	1,626
China Housing & Land Development, Inc.*	420	1,617
Ohio Valley Banc Corp.	60	1,590
Citizens Holding Co.	60	1,588
Ameris Bancorp	222	1,586
NASB Financial, Inc.	60	1,578
Tower Bancorp, Inc.	60	1,576
Roma Financial Corp.	126	1,566
Main Street Capital Corp.	110	1,565
CoBiz Financial, Inc.	314	1,564
UCBH Holdings, Inc.	1,950	1,560
Citizens Banking Corp.*	2,049	1,557
Care Investment Trust, Inc.	200	1,534
Eagle Bancorp, Inc.*	160	1,533
Northrim BanCorp, Inc.	100	1,525
Dynex Capital, Inc.	180	1,517
Crawford & Co. — Class B*	340	1,499
Bancorp Rhode Island, Inc.	60	1,499
NewStar Financial, Inc.*	450	1,481
Clifton Savings Bancorp, Inc.	150	1,470
Cape Bancorp, Inc.*	190	1,459
Triangle Capital Corp.	118	1,456
BlackRock Kelso Capital Corp.	196	1,454
First South Bancorp, Inc.	126	1,449
Virtus Investment Partners, Inc.*	90	1,405
Rockville Financial, Inc.	130	1,398
Sierra Bancorp	116	1,393
NYMAGIC, Inc.	80	1,381
Washington Banking Co.	148	1,370
Center Bancorp, Inc.	180	1,355

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Anthracite Capital, Inc.*	1,281	$1,345
Meridian Interstate Bancorp, Inc.*	158	1,343
Chicopee Bancorp, Inc.*	100	1,321
Rewards Network, Inc.*	96	1,319
Century Bancorp, Inc.	60	1,302
Primus Guaranty Ltd.*	300	1,281
Guaranty Bancorp*	848	1,255
West Bancorporation, Inc.	250	1,240
Legacy Bancorp, Inc.	118	1,239
Eastern Insurance Holdings, Inc.	130	1,239
CompuCredit Holdings Corp.*	260	1,225
Hallmark Financial Services, Inc.*	152	1,224
Yadkin Valley Financial Corp.	260	1,214
International Assets Holding Corp.*	72	1,189
Heritage Financial Corp.	90	1,184
Central Pacific Financial Corp.	466	1,174
Centerstate Banks of Florida, Inc.	145	1,144
UMH Properties, Inc.	140	1,141
Sun Bancorp, Inc.*	213	1,125
Flagstar Bancorp, Inc.*	1,090	1,123
Peoples Financial Corp.	60	1,117
Pacific Capital Bancorp	760	1,094
Bank of Kentucky Financial Corp.	50	1,058
Universal Insurance Holdings, Inc.	210	1,056
Enterprise Bancorp, Inc.	80	1,024
Bancorp, Inc.*	179	1,024
Pzena Investment Management, Inc. — Class A*	120	980
Auburn National Bancorporation, Inc.	40	976
Old Second Bancorp, Inc.	170	974
First Financial Service Corp.	70	943
Premierwest Bancorp	347	940
Resource America, Inc. — Class A	195	938
Norwood Financial Corp.	30	933
Metro Bancorp, Inc.*	76	925
Midsouth Bancorp, Inc.	70	924
Fox Chase Bancorp, Inc.*	88	882
Hampton Roads Bankshares, Inc.	298	858
Wilber Corp.	90	756
Tree.com, Inc.*	100	755
Northeast Community Bancorp, Inc.	100	738
First Acceptance Corp.*	270	729
Banner Corp.	250	683
Porter Bancorp, Inc.	40	652
Independence Holding Co.	108	635
Santander BanCorp*	65	634
Kentucky First Federal Bancorp	50	625
Brooklyn Federal Bancorp, Inc.	50	610
Waterstone Financial, Inc.*	120	607
Prudential Bancorp of Pennsylvania, Inc.	60	602
K-Fed Bancorp	60	541
Republic First Bancorp, Inc.*	118	536
Old Point Financial Corp.	30	500
American Realty Investors, Inc.*	40	463
First California Financial Group, Inc.*	90	432

		MARKET
	SHARES	VALUE

Cheviot Financial Corp.	50	$428
QC Holdings, Inc.	57	385
California First National Bancorp.	30	332
Doral Financial Corp.*	88	326
Heritage Financial Group	30	248
Transcontinental Realty Investors, Inc.*	20	234

Total Financials		2,736,786

INDUSTRIALS 9.5%
Nordson Corp.	543	30,457
Watson Wyatt Worldwide, Inc.	683	29,751
GrafTech International Ltd.*	1,950	28,665
EMCOR Group, Inc.*	1,070	27,092
Regal-Beloit Corp.	576	26,329
Clarcor, Inc.	826	25,903
Tetra Tech, Inc.*	975	25,867
Curtiss-Wright Corp.	730	24,915
Woodward Governor Co.	976	23,678
American Superconductor Corp.*	700	23,478
Brady Corp. — Class A	780	22,402
JetBlue Airways Corp.*	3,731	22,311
Avis Budget Group, Inc.*	1,650	22,044
Acuity Brands, Inc.	678	21,838
UAL Corp.*	2,331	21,492
Watsco, Inc.	388	20,917
Teledyne Technologies, Inc.*	578	20,802
Baldor Electric Co.	750	20,505
Moog, Inc. — Class A*	690	20,355
Clean Harbors, Inc.*	350	19,691
Esterline Technologies Corp.*	480	18,821
Hexcel Corp.*	1,565	17,904
United Stationers, Inc.*	375	17,854
Belden, Inc.	762	17,602
Kaydon Corp.	540	17,507
Granite Construction, Inc.	559	17,295
HNI Corp.	729	17,204
Geo Group, Inc.*	825	16,640
ESCO Technologies, Inc.*	415	16,351
Genesee & Wyoming, Inc. — Class A*	530	16,070
Heico Corp.	365	15,826
Alaska Air Group, Inc.*	590	15,806
MPS Group, Inc.*	1,500	15,780
ABM Industries, Inc.	748	15,738
Simpson Manufacturing Company, Inc.	620	15,661
Briggs & Stratton Corp.	805	15,625
Knight Transportation, Inc.	930	15,605
SkyWest, Inc.	900	14,922
Herman Miller, Inc.	870	14,712
Actuant Corp. — Class A	916	14,711
Applied Industrial Technologies, Inc.	688	14,558
Middleby Corp.*	260	14,303
EnerSys*	646	14,290
Mueller Industries, Inc.	596	14,227
Deluxe Corp.	830	14,193
Watts Industries, Inc. — Class A	468	14,157
AAR Corp.*	628	13,778

52	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Otter Tail Power Co.	575	$13,760
A.O. Smith Corp.	360	13,716
HUB Group, Inc. — Class A*	600	13,710
Corporate Executive Board Co.	550	13,695
Orbital Sciences Corp.*	910	13,623
Old Dominion Freight Line, Inc.*	446	13,572
Rollins, Inc.	710	13,383
Seaboard Corp.	10	13,000
CoStar Group, Inc.*	315	12,984
Barnes Group, Inc.	751	12,835
Werner Enterprises, Inc.	688	12,817
Healthcare Services Group, Inc.	697	12,797
Triumph Group, Inc.	265	12,717
Resources Connection, Inc.*	730	12,454
Universal Forest Products, Inc.	314	12,390
AirTran Holdings, Inc.*	1,941	12,131
Arkansas Best Corp.	405	12,126
Insituform Technologies, Inc. — Class A*	630	12,058
Mine Safety Appliances Co.	430	11,829
Heartland Express, Inc.	820	11,808
SYKES Enterprises, Inc.*	559	11,638
Beacon Roofing Supply, Inc.*	725	11,585
EnergySolutions, Inc.	1,220	11,248
Forward Air Corp.	470	10,880
Navigant Consulting, Inc.*	805	10,867
Korn/Ferry International*	730	10,651
Franklin Electric Company, Inc.	370	10,608
Layne Christensen Co.*	320	10,256
Mueller Water Products, Inc.— Class A	1,870	10,248
Mastec, Inc.*	841	10,218
Ameron International Corp.	146	10,217
American Science & Engineering, Inc.	150	10,206
II-VI, Inc.*	396	10,074
Mobile Mini, Inc.*	580	10,069
Robbins & Myers, Inc.	428	10,049
US Airways Group, Inc.*	2,135	10,034
United Rentals, Inc.*	970	9,991
TrueBlue, Inc.*	706	9,933
Chart Industries, Inc.*	455	9,823
Cubic Corp.	245	9,670
Allegiant Travel Co.*	250	9,522
Badger Meter, Inc.	238	9,208
Kaman Corp. — Class A	415	9,122
Huron Consulting Group, Inc.*	349	9,015
Tutor Perini Corp.*	420	8,946
Administaff, Inc.	340	8,932
Interline Brands, Inc.*	525	8,846
Atlas Air Worldwide Holdings, Inc.*	276	8,824
Tennant Co.	300	8,718
Quanex Building Products Corp.	606	8,702
Genco Shipping & Trading Ltd.	415	8,624
Albany International Corp. — Class A	440	8,536
Energy Conversion Devices, Inc.*	736	8,523

		MARKET
	SHARES	VALUE

Dollar Thrifty Automotive Group, Inc.*	345	$8,484
John Bean Technologies Corp.	450	8,176
Mcgrath Rentcorp	380	8,083
RBC Bearings, Inc.*	345	8,049
GeoEye, Inc.*	300	8,040
AZZ, Inc.*	200	8,034
Knoll, Inc.	760	7,927
Lindsay Manufacturing Co.	200	7,876
Circor International, Inc.	278	7,856
Dycom Industries, Inc.*	630	7,749
Ceradyne, Inc.*	420	7,699
Astec Industries, Inc.*	292	7,437
Comfort Systems USA, Inc.	630	7,302
Aircastle Ltd.	755	7,301
EnPro Industries, Inc.*	318	7,269
Steelcase, Inc. — Class A	1,160	7,204
DynCorp International, Inc. — Class A*	399	7,182
Orion Marine Group, Inc.*	345	7,086
Griffon Corp.*	700	7,049
School Specialty, Inc.*	295	6,997
Tredegar Corp.	480	6,960
Raven Industries, Inc.	260	6,950
Hawaiian Holdings, Inc.*	839	6,930
Apogee Enterprises, Inc.	450	6,759
Ennis, Inc.	416	6,710
Rush Enterprises, Inc. — Class A*	518	6,693
G & K Services, Inc. — Class A	300	6,648
Viad Corp.	330	6,570
Interface, Inc. — Class A	790	6,557
Encore Wire Corp.	285	6,367
Heidrick & Struggles International, Inc.	273	6,350
ATC Technology Corp.*	320	6,323
ACCO Brands Corp.*	875	6,317
Advisory Board Co.*	250	6,285
Amerco, Inc.*	136	6,237
Microvision, Inc.*	1,120	6,171
Force Protection, Inc.*	1,125	6,142
Exponent, Inc.*	218	6,141
EnerNOC, Inc.*	185	6,135
Aerovironment, Inc.*	215	6,039
MYR Group, Inc.*	280	5,905
Gibraltar Industries, Inc.	444	5,892
Cenveo, Inc.*	850	5,882
Evergreen Solar, Inc.*	3,035	5,827
Blount International, Inc.*	615	5,824
Gorman-Rupp Co.	231	5,754
RSC Holdings, Inc.*	790	5,743
Federal Signal Corp.	785	5,644
American Reprographics Co.*	585	5,569
Kforce, Inc.*	460	5,529
American Ecology Corp.	285	5,330
Ener1, Inc.*	770	5,328
DigitalGlobe, Inc.*	238	5,324
CBIZ, Inc.*	710	5,297

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

NACCO Industries, Inc. — Class A	88	$5,286
Spherion Corp.*	843	5,235
Republic Airways Holdings, Inc.*	560	5,225
Team, Inc.*	308	5,221
Kelly Services, Inc. — Class A	416	5,117
Titan International, Inc.	566	5,037
CRA International, Inc.*	183	4,994
Powell Industries, Inc.*	130	4,991
H&E Equipment Services, Inc.*	436	4,940
Stanley, Inc.*	191	4,913
Northwest Pipe Co.*	146	4,895
LB Foster Co. — Class A*	158	4,832
Altra Holdings, Inc.*	428	4,789
Polypore International, Inc.*	370	4,777
Applied Signal Technology, Inc.	205	4,770
Columbus McKinnon Corp. — Class A*	312	4,727
Michael Baker Corp.*	130	4,724
Taser International, Inc.*	995	4,696
Trex Company, Inc.*	250	4,550
Great Lakes Dredge & Dock Co.	650	4,537
FuelCell Energy, Inc.*	1,060	4,526
Acacia Research — Acacia Technologies*	518	4,512
Freightcar America, Inc.	185	4,496
American Commercial Lines, Inc.*	152	4,426
Gencorp, Inc.*	820	4,395
YRC Worldwide, Inc.*	960	4,272
China Fire & Security Group, Inc.*	222	4,262
Marten Transport Ltd.*	248	4,231
Argon ST, Inc.*	220	4,191
ICF International, Inc.*	138	4,184
Dynamic Materials Corp.	208	4,152
Sun Hydraulics Corp.	197	4,149
Colfax Corp.*	383	4,071
Broadwind Energy, Inc.*	510	4,024
Cornell Companies, Inc.*	179	4,017
AAON, Inc.	200	4,016
Celadon Group, Inc.*	355	4,015
Standex International Corp.	200	3,966
Kimball International, Inc. — Class B	518	3,952
Consolidated Graphics, Inc.*	158	3,942
Ladish Company, Inc.*	260	3,934
Cascade Corp.	146	3,904
Eagle Bulk Shipping, Inc.	760	3,899
K-Tron International, Inc.*	40	3,808
Sterling Construction Company, Inc.*	210	3,761
Ampco-Pittsburgh Corp.	135	3,590
Saia, Inc.*	217	3,489
TAL International Group, Inc.	245	3,484
Bowne & Company, Inc.	452	3,480
M&F Worldwide Corp.*	170	3,441
On Assignment, Inc.*	588	3,440
Tecumseh Products Co. — Class A*	300	3,399
Advanced Battery Technologies, Inc.*	780	3,385
Insteel Industries, Inc.	280	3,346

		MARKET
	SHARES	VALUE

American Woodmark Corp.	170	$3,288
Pike Electric Corp.*	270	3,235
Houston Wire & Cable Co.	292	3,227
Fuel Tech, Inc.*	288	3,226
Ducommun, Inc.	170	3,215
Air Transport Services Group, Inc.*	900	3,114
Energy Recovery, Inc.*	535	3,114
Horizon Lines, Inc. — Class A	490	3,112
Greenbrier Companies, Inc.	265	3,103
First Advantage Corp. — Class A*	165	3,061
China BAK Battery, Inc.*	605	2,995
Harbin Electric, Inc.*	175	2,954
GT Solar International, Inc.*	505	2,934
CDI Corp.	200	2,810
Herley Industries, Inc.*	215	2,806
Hill International, Inc.*	395	2,805
Schawk, Inc.	239	2,789
International Shipholding Corp.	90	2,773
VSE Corp.	70	2,731
PMFG, Inc.*	210	2,701
3D Systems Corp.*	292	2,695
Diamond Management & Technology Consultants, Inc.	390	2,672
Aceto Corp.	400	2,640
Titan Machinery, Inc.*	210	2,629
Dynamex, Inc.*	158	2,580
Multi-Color Corp.	166	2,561
Furmanite Corp.*	591	2,547
Vicor Corp.*	320	2,470
Graham Corp.	158	2,457
Volt Information Sciences, Inc.*	200	2,444
Power-One, Inc.*	1,245	2,428
Kadant, Inc.*	200	2,426
Courier Corp.	160	2,424
APAC Teleservices, Inc.*	410	2,423
Textainer Group Holdings Ltd.	150	2,402
Met-Pro Corp.	238	2,306
LaBarge, Inc.*	202	2,273
Fushi Copperweld, Inc.*	261	2,208
Pacer International, Inc.	570	2,200
Standard Parking Corp.*	118	2,064
Perma-Fix Environmental Services*	880	2,059
Innerworkings, Inc.*	400	1,976
LSI Industries, Inc.	295	1,962
GP Strategies Corp.*	260	1,947
PowerSecure International, Inc.*	281	1,905
TBS International Ltd. — Class A*	215	1,871
Metalico, Inc.*	444	1,851
Ascent Solar Technologies, Inc.*	245	1,847
Miller Industries, Inc. — Class A*	160	1,760
Ultrapetrol Bahamas Ltd.*	350	1,722
Twin Disc, Inc.	138	1,721
Hurco Companies, Inc.*	100	1,708
USA Truck, Inc.*	130	1,651
Standard Register Co.	280	1,646
Odyssey Marine Exploration, Inc.*	856	1,592

54	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

American Railcar Industries, Inc.	150	$1,592
Eastern Co.	100	1,590
Argan, Inc.*	118	1,586
Alamo Group, Inc.	100	1,580
Flow International Corp.*	610	1,580
ICT Group, Inc.*	146	1,533
Patriot Transportation Holding, Inc.*	20	1,510
COMSYS IT Partners, Inc.*	233	1,491
Universal Truckload Services, Inc.	90	1,486
Todd Shipyards Corp.	90	1,480
Valence Technology, Inc.*	810	1,458
DXP Enterprises, Inc.*	130	1,450
Satcon Technology Corp.*	840	1,436
Astronics Corp.*	150	1,410
LMI Aerospace, Inc.*	140	1,404
Preformed Line Products Co.	35	1,402
Sauer, Inc.	180	1,381
Flanders Corp.*	263	1,357
Waste Services, Inc.*	290	1,340
SmartHeat, Inc.*	110	1,306
Trimas Corp.*	250	1,275
Barrett Business Services, Inc.	120	1,270
North American Galvanizing & Coating, Inc.*	208	1,263
Franklin Covey Co.*	210	1,229
Ultralife Batteries, Inc.*	200	1,212
Lawson Products, Inc.	67	1,166
CAI International, Inc.*	157	1,157
Builders FirstSource, Inc.*	260	1,134
Chase Corp.	96	1,123
Willis Lease Finance Corp.*	77	1,053
Portec Rail Products, Inc.	110	1,044
NCI Building Systems, Inc.*	315	1,008
Primoris Services Corp.	130	937
Orion Energy Systems, Inc.*	275	861
BlueLinx Holdings, Inc.*	190	762
Integrated Electrical Services, Inc.*	90	725
United Capital Corp.*	30	694
Omega Flex, Inc.	40	671
Heritage-Crystal Clean, Inc.*	40	510
AMREP Corp.*	20	264

Total Industrials		2,264,957

HEALTH CARE 8.5%
Human Genome Sciences, Inc.*	2,199	41,385
Owens & Minor, Inc.	676	30,589
Steris Corp.	950	28,927
Thoratec Corp.*	916	27,727
Onyx Pharmaceuticals, Inc.*	922	27,632
NuVasive, Inc.*	585	24,430
Psychiatric Solutions, Inc.*	910	24,352
Varian, Inc.*	464	23,692
Auxilium Pharmaceuticals, Inc.*	686	23,468
Haemonetics Corp.*	416	23,346
Quality Systems, Inc.	375	23,089

		MARKET
	SHARES	VALUE

Healthsouth Corp.*	1,425	$22,287
Isis Pharmaceuticals, Inc.*	1,513	22,044
Masimo Corp.*	815	21,353
West Pharmaceutical Services, Inc.	525	21,320
PSS World Medical, Inc.*	960	20,957
athenahealth, Inc.*	540	20,720
American Medical Systems Holdings, Inc.*	1,200	20,304
Medicis Pharmaceutical Corp. — Class A	945	20,176
Immucor, Inc.*	1,135	20,089
Regeneron Pharmaceuticals, Inc.*	1,016	19,609
AMERIGROUP Corp.*	861	19,088
Amedisys, Inc.*	435	18,979
Cubist Pharmaceuticals, Inc.*	930	18,786
Dionex Corp.*	288	18,711
Magellan Health Services, Inc.*	570	17,704
Eclipsys Corp.*	912	17,602
Catalyst Health Solutions, Inc.*	589	17,169
WellCare Health Plans, Inc.*	680	16,762
Salix Pharmaceuticals Ltd.*	776	16,498
Meridian Bioscience, Inc.	655	16,382
Seattle Genetics, Inc.*	1,160	16,275
Chemed Corp.	369	16,195
HMS Holdings Corp.*	413	15,789
PDL BioPharma, Inc.	1,939	15,279
Savient Pharmaceuticals, Inc.*	993	15,094
Nektar Therapeutics*	1,495	14,561
MedAssets, Inc.*	635	14,332
Acorda Therapeutics, Inc.*	615	14,317
ev3, Inc.*	1,145	14,095
Alkermes, Inc.*	1,530	14,061
Align Technology, Inc.*	950	13,509
Centene Corp.*	700	13,258
Alnylam Pharmaceuticals, Inc.*	575	13,041
Volcano Corp.*	775	13,035
Parexel International Corp.*	930	12,639
Medivation, Inc.*	465	12,620
Theravance, Inc.*	856	12,532
Cepheid, Inc.*	936	12,374
Viropharma, Inc.*	1,259	12,112
Martek Biosciences Corp.*	536	12,108
AMAG Pharmaceuticals, Inc.*	276	12,056
Par Pharmaceutical Companies, Inc.*	555	11,938
Vivus, Inc.*	1,130	11,808
Gentiva Health Services, Inc.*	465	11,630
Luminex Corp.*	670	11,390
Wright Medical Group, Inc.*	623	11,127
Exelixis, Inc.*	1,730	11,037
AmSurg Corp.*	500	10,615
Integra LifeSciences Holdings Corp.*	309	10,552
Invacare Corp.	470	10,472
Kindred Healthcare, Inc.*	630	10,225
Affymetrix, Inc.*	1,150	10,097
InterMune, Inc.*	620	9,877

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Phase Forward, Inc.*	695	$9,758
Abaxis, Inc.*	360	9,630
Healthspring, Inc.*	785	9,616
XenoPort, Inc.*	447	9,490
Geron Corp.*	1,440	9,446
Medicines Co.*	855	9,414
Cell Therapeutics, Inc.*	7,558	9,296
Genoptix, Inc.*	265	9,217
inVentiv Health, Inc.*	539	9,017
Conceptus, Inc.*	486	9,010
Conmed Corp.*	470	9,010
PharMerica Corp.*	485	9,006
Impax Laboratories, Inc.*	980	8,565
Greatbatch, Inc.*	380	8,539
Bruker Corp.*	790	8,429
Healthways, Inc.*	550	8,426
MannKind Corp.*	845	8,323
Celera Corp.*	1,330	8,286
IPC The Hospitalist Co.*	263	8,271
Orthofix International N.V.*	280	8,229
Sirona Dental Systems, Inc.*	270	8,032
Landauer, Inc.	146	8,027
Incyte Corp.*	1,160	7,830
Merit Medical Systems, Inc.*	450	7,798
Analogic Corp.	208	7,700
ICU Medical, Inc.*	206	7,593
LHC Group, Inc.*	250	7,482
Emergency Medical Services Corp.*	160	7,440
Halozyme Therapeutics, Inc.*	1,045	7,430
SonoSite, Inc.*	278	7,356
Allos Therapeutics, Inc.*	1,006	7,293
Zoll Medical Corp.*	338	7,274
Pharmasset, Inc.*	338	7,145
Emeritus Corp.*	320	7,024
Cyberonics, Inc.*	440	7,014
Facet Biotech Corp.*	400	6,916
Natus Medical, Inc.*	445	6,866
Quidel Corp.*	420	6,817
Neogen Corp.*	210	6,781
MWI Veterinary Supply, Inc.*	168	6,712
ImmunoGen, Inc.*	825	6,691
Bio-Reference Labs, Inc.*	194	6,674
Odyssey HealthCare, Inc.*	525	6,562
Computer Programs & Systems, Inc.	158	6,543
RehabCare Group, Inc.*	299	6,485
Optimer Pharmaceuticals, Inc.*	462	6,251
Sun Healthcare Group, Inc.*	706	6,100
SurModics, Inc.*	246	6,052
Momenta Pharmaceuticals, Inc.*	570	6,048
Enzon Pharmaceuticals, Inc.*	730	6,022
Symmetry Medical, Inc.*	575	5,963
Air Methods Corp.*	180	5,863
Immunomedics, Inc.*	1,060	5,851
Arena Pharmaceuticals, Inc.*	1,306	5,838
DexCom, Inc.*	735	5,829

		MARKET
	SHARES	VALUE

Res-Care, Inc.*	410	$5,826
Hanger Orthopedic Group, Inc.*	410	5,687
Omnicell, Inc.*	506	5,637
Angiodynamics, Inc.*	399	5,498
Triple-S Management Corp. — Class B*	326	5,467
Sangamo Biosciences, Inc.*	665	5,460
Affymax, Inc.*	216	5,160
Questcor Pharmaceuticals, Inc.*	925	5,106
Cypress Bioscience, Inc.*	620	5,065
AMN Healthcare Services, Inc.*	530	5,040
Vanda Pharmaceuticals, Inc.*	430	5,005
Genomic Health, Inc.*	227	4,962
Rigel Pharmaceuticals, Inc.*	600	4,920
ABIOMED, Inc.*	500	4,855
National Healthcare Corp.	130	4,848
eResearch Technology, Inc.*	686	4,802
Insulet Corp.*	421	4,728
Palomar Medical Technologies, Inc.*	290	4,701
Orthovita, Inc.*	1,070	4,697
Cross Country Healthcare, Inc.*	500	4,655
Protalix BioTherapeutics, Inc.*	562	4,642
BioScrip, Inc.*	680	4,597
Emergent Biosolutions, Inc.*	260	4,592
Micromet, Inc.*	688	4,582
Cadence Pharmaceuticals, Inc.*	400	4,424
Endologix, Inc.*	710	4,395
Molina Healthcare, Inc.*	210	4,345
Ligand Pharmaceuticals, Inc. — Class B*	1,840	4,250
Ardea Biosciences, Inc.*	227	4,159
Universal American Financial Corp.*	440	4,145
Accuray, Inc.*	635	4,127
Novavax, Inc.*	1,000	3,960
Kendle International, Inc.*	236	3,946
I-Flow Corp.*	345	3,930
GTx, Inc.*	305	3,904
RTI Biologics, Inc.*	878	3,819
Kensey Nash Corp.*	130	3,763
Cytokinetics, Inc.*	706	3,735
Enzo Biochem, Inc.*	525	3,717
Zymogenetics, Inc.*	610	3,684
Spectrum Pharmaceuticals, Inc.*	545	3,668
CryoLife, Inc.*	455	3,626
Depomed, Inc.*	825	3,605
Hemispherx Biopharma, Inc.*	1,790	3,580
Inspire Pharmaceuticals, Inc.*	685	3,576
Durect Corp.*	1,325	3,538
Almost Family, Inc.*	118	3,510
Dyax Corp.*	971	3,486
Micrus Endovascular Corp.*	260	3,367
Aspect Medical Systems, Inc.*	280	3,354
Spectranetics Corp.*	520	3,333
Assisted Living Concepts, Inc. — Class A*	160	3,315
SIGA Technologies, Inc.*	420	3,314

56	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Albany Molecular Research, Inc.*	380	$3,291
IRIS International, Inc.*	290	3,277
Obagi Medical Products, Inc.*	280	3,248
TomoTherapy, Inc.*	750	3,248
Corvel Corp.*	114	3,238
Somanetics Corp.*	200	3,224
Sequenom, Inc.*	993	3,207
Clinical Data, Inc.*	190	3,167
Orexigen Therapeutics, Inc.*	320	3,152
Metabolix, Inc.*	306	3,146
Ariad Pharmaceuticals, Inc.*	1,412	3,135
NPS Pharmaceuticals, Inc.*	770	3,095
Pozen, Inc.*	420	3,091
Arqule, Inc.*	670	3,042
Cantel Medical Corp.*	200	3,012
Cambrex Corp.*	474	2,986
Nabi Biopharmaceuticals*	826	2,965
American Dental Partners, Inc.*	210	2,940
Hi-Tech Pharmacal Company, Inc.*	130	2,917
Atrion Corp.	20	2,888
BioCryst Pharmaceuticals, Inc.*	350	2,884
Vital Images, Inc.*	230	2,880
Pain Therapeutics, Inc.*	563	2,849
Electro-Optical Sciences, Inc.*	295	2,826
US Physical Therapy, Inc.*	185	2,788
Chindex International, Inc.*	220	2,768
Poniard Pharmaceuticals, Inc.*	370	2,768
Santarus, Inc.*	840	2,764
Lexicon Genetics, Inc.*	1,295	2,758
Maxygen, Inc.*	410	2,743
Medical Action Industries, Inc.*	227	2,740
StemCells, Inc.*	1,670	2,722
BioMimetic Therapeutics, Inc.*	220	2,686
Discovery Laboratories, Inc.*	1,941	2,640
Synovis Life Technologies, Inc.*	190	2,622
CardioNet, Inc.*	390	2,621
Idera Pharmaceuticals, Inc.*	348	2,579
SuperGen, Inc.*	960	2,563
Accelrys, Inc.*	440	2,552
Repligen Corp.*	496	2,485
NxStage Medical, Inc.*	370	2,475
SciClone Pharmaceuticals, Inc.*	580	2,471
Ensign Group, Inc.	175	2,455
Skilled Healthcare Group, Inc. — Class A*	305	2,449
Nighthawk Radiology Holdings, Inc.*	338	2,444
Curis, Inc.*	1,030	2,410
Ista Pharmaceuticals, Inc.*	540	2,408
Alliance Imaging, Inc.*	425	2,406
Young Innovations, Inc.	88	2,315
Vical, Inc.*	540	2,300
HeartWare International, Inc.*	76	2,279
Myriad Pharmaceuticals, Inc.*	385	2,256
Capital Senior Living Corp.*	366	2,233
Progenics Pharmaceuticals, Inc.*	426	2,232

		MARKET
	SHARES	VALUE

OncoGenex Pharmaceutical, Inc.*	62	$2,232
Alphatec Holdings, Inc.*	485	2,231
Sunrise Senior Living, Inc.*	728	2,206
Bovie Medical Corp.*	280	2,198
Amicus Therapeutics, Inc.*	248	2,170
America Service Group, Inc.	130	2,150
Vascular Solutions, Inc.*	260	2,150
AVI BioPharma, Inc.*	1,250	2,150
OraSure Technologies, Inc.*	740	2,146
Medcath Corp.*	240	2,105
BMP Sunstone Corp.*	515	2,096
ATS Medical, Inc.*	770	2,064
AMICAS, Inc.*	570	2,052
Exactech, Inc.*	130	2,046
Allied Healthcare International, Inc.*	730	2,044
AVANIR Pharmaceuticals, Inc. — Class A*	980	2,038
Clarient, Inc.*	480	2,021
Providence Service Corp.*	170	1,982
Health Grades, Inc.*	390	1,931
Rochester Medical Corp.*	160	1,926
Neurocrine Biosciences, Inc.*	630	1,922
Biospecifics Technologies Corp.*	60	1,921
Cutera, Inc.*	220	1,903
LCA-Vision, Inc.*	270	1,893
Stereotaxis, Inc.*	420	1,873
Allion Healthcare, Inc.*	320	1,872
Cynosure, Inc.*	160	1,864
KV Pharmaceutical Co.*	604	1,854
Array Biopharma, Inc.*	775	1,845
MAKO Surgical Corp.*	210	1,840
Osiris Therapeutics, Inc.*	274	1,825
Delcath Systems, Inc.*	368	1,807
Infinity Pharmaceuticals, Inc.*	290	1,807
Rockwell Medical Technologies, Inc.*	230	1,789
Transcend Services, Inc.*	100	1,747
Merge Healthcare, Inc.*	420	1,726
Cytori Therapeutics, Inc.*	435	1,718
Insmed, Inc.*	2,030	1,665
Javelin Pharmaceuticals, Inc.*	810	1,580
Harvard Bioscience, Inc.*	400	1,516
Molecular Insight Pharmaceuticals, Inc.*	270	1,493
Utah Medical Products, Inc.	50	1,466
NovaMed, Inc.*	320	1,450
Hansen Medical, Inc.*	406	1,421
Continucare Corp.*	470	1,419
Metropolitan Health Networks, Inc.*	650	1,417
Opko Health, Inc.*	620	1,414
Idenix Pharmaceuticals, Inc.*	445	1,375
NeurogesX, Inc.*	169	1,352
Biodel, Inc.*	250	1,343
Virtual Radiologic Corp.*	100	1,303
Home Diagnostics, Inc.*	190	1,284
Cardiac Science Corp.*	316	1,264
MAP Pharmaceuticals, Inc.*	120	1,255

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Akorn, Inc.*	906	$1,241
RadNet, Inc.*	470	1,217
Nanosphere, Inc.*	169	1,210
EnteroMedics, Inc.*	250	1,198
Adolor Corp.*	753	1,197
Lannet Company, Inc.*	160	1,197
Life Sciences Research, Inc.*	148	1,178
Cardiovascular Systems, Inc.*	150	1,091
ARYx Therapeutics, Inc.*	340	1,064
Cardium Therapeutics, Inc.*	630	1,021
TranS1, Inc.*	212	1,020
Chelsea Therapeutics International, Inc.*	394	989
Sucampo Pharmaceuticals, Inc. — Class A*	166	968
MedQuist, Inc.	150	954
Celldex Therapeutics, Inc.*	168	922
Caraco Pharmaceuticals
Laboratories Ltd.*	169	860
Matrixx Initiatives, Inc.*	150	852
Synta Pharmaceuticals Corp.*	270	837
American Caresource Holdings, Inc.*	170	743
BioDelivery Sciences International, Inc.*	152	730
Cornerstone Therapeutics, Inc.*	108	707
MiddleBrook Pharmaceuticals, Inc.*	585	673
Acura Pharmaceuticals, Inc.*	130	664
OXiGENE, Inc.*	445	632
National Research Corp.	25	603
Repros Therapeutics, Inc.*	150	135

Total Health Care		2,024,318

CONSUMER DISCRETIONARY 8.3%
Tupperware Brands Corp.	1,020	40,718
Bally Technologies, Inc.*	880	33,766
The Warnaco Group, Inc.*	740	32,456
J. Crew Group, Inc.*	815	29,193
Tractor Supply Co.*	575	27,841
Jones Apparel Group, Inc.	1,380	24,743
Carter’s, Inc.*	920	24,564
Corinthian Colleges, Inc.*	1,300	24,128
Tempur-Pedic International, Inc.*	1,210	22,917
Gymboree Corp.*	468	22,642
Fossil, Inc.*	760	21,622
Eastman Kodak Co.	4,350	20,793
Men’s Wearhouse, Inc.	838	20,699
Polaris Industries, Inc.	500	20,390
Rent-A-Center, Inc.*	1,065	20,107
Wolverine World Wide, Inc.	795	19,748
Jack in the Box, Inc.*	926	18,974
Sotheby’s	1,090	18,781
Life Time Fitness, Inc.*	648	18,176
Cheesecake Factory, Inc.*	973	18,020
Collective Brands, Inc.*	1,035	17,937
Deckers Outdoor Corp.*	211	17,903
Pool Corp.	781	17,354
Matthews International Corp. — Class A	490	17,336

		MARKET
	SHARES	VALUE

Brunswick Corp.	1,430	$17,131
Cooper Tire & Rubber Co.	955	16,789
Coinstar, Inc.*	487	16,061
Vail Resorts, Inc.*	476	15,965
Capella Education Co.*	234	15,758
OfficeMax, Inc.*	1,240	15,599
AnnTaylor Stores Corp.*	950	15,095
Under Armour, Inc.*	539	15,000
Lululemon Athletica, Inc.*	656	14,924
Ryland Group, Inc.	698	14,707
Bob Evans Farms, Inc.	496	14,414
Orient-Express Hotels Ltd. — Class A	1,250	14,387
American Greetings Corp. — Class A	640	14,272
Valassis Communications, Inc.*	775	13,857
Buckle, Inc.	405	13,827
Jos. A. Bank Clothiers, Inc.*	299	13,386
Saks, Inc.*	1,930	13,163
Dress Barn, Inc.*	724	12,981
Blue Nile, Inc.*	208	12,921
P.F. Chang’s China Bistro, Inc.*	379	12,875
Cracker Barrel Old Country Store, Inc.	370	12,728
Buffalo Wild Wings, Inc.*	294	12,233
Iconix Brand Group, Inc.*	971	12,108
Dillard’s, Inc. — Class A	830	11,703
Children’s Place Retail Stores, Inc.*	385	11,535
National CineMedia, Inc.	675	11,455
Jo-Ann Stores, Inc.*	423	11,349
Gaylord Entertainment Co.*	560	11,256
Live Nation, Inc.*	1,360	11,138
Regis Corp.	710	11,005
Dana Holding Corp.*	1,615	10,998
Sonic Corp.*	976	10,795
Sally Beauty Holdings, Inc.*	1,515	10,772
True Religion Apparel, Inc.*	406	10,528
HSN, Inc.*	640	10,419
Meritage Homes Corp.*	510	10,353
Group 1 Automotive, Inc.	385	10,337
Unifirst Corp.	230	10,224
99 Cents Only Stores*	760	10,222
American Public Education, Inc.*	293	10,179
Tenneco, Inc.*	768	10,015
Pinnacle Entertainment, Inc.*	970	9,884
Timberland Co. — Class A*	710	9,883
CEC Entertainment, Inc.*	370	9,568
ArvinMeritor, Inc.	1,200	9,384
Helen of Troy Ltd.*	476	9,249
Steven Madden Ltd.*	250	9,203
Skechers U.S.A., Inc. — Class A*	535	9,170
Charming Shoppes, Inc.*	1,865	9,157
Cato Corp. — Class A	446	9,049
CROCS, Inc.*	1,355	9,011
Scholastic Corp.	370	9,006
Arbitron, Inc.	430	8,927
Cabela’s, Inc. — Class A*	650	8,671
Texas Roadhouse, Inc.*	807	8,570

58	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Papa John’s International, Inc.*	345	$8,477
Steiner Leisure Ltd.*	237	8,475
Monro Muffler Brake, Inc.	265	8,424
Harte-Hanks, Inc.	605	8,367
Hibbett Sports, Inc.*	458	8,349
Fred’s, Inc.	653	8,313
CKE Restaurants, Inc.	790	8,287
Shuffle Master, Inc.*	865	8,148
Stage Stores, Inc.	623	8,074
Callaway Golf Co.	1,050	7,991
Interval Leisure Group, Inc.*	640	7,987
Columbia Sportswear Co.	190	7,820
Belo Corp. — Class A	1,445	7,817
Pep Boys-Manny Moe & Jack	785	7,669
NutriSystem, Inc.	500	7,630
Coldwater Creek, Inc.*	926	7,593
Liz Claiborne, Inc.	1,540	7,592
Fuel Systems Solutions, Inc.*	208	7,486
Genesco, Inc.*	310	7,462
Ulta Salon Cosmetics & Fragrance, Inc.*	445	7,347
DineEquity, Inc.	294	7,277
La-Z-Boy, Inc.	830	7,180
PetMed Express, Inc.	380	7,163
Ruby Tuesday, Inc.*	850	7,157
Ticketmaster Entertainment, Inc.*	610	7,131
Finish Line, Inc. — Class A	690	7,010
Winnebago Industries, Inc.*	473	6,958
National Presto Industries, Inc.	80	6,921
Stewart Enterprises, Inc. — Class A	1,300	6,799
Citi Trends, Inc.*	238	6,776
Ethan Allen Interiors, Inc.	400	6,600
Asbury Automotive Group, Inc.*	518	6,568
Ameristar Casinos, Inc.	415	6,549
Drew Industries, Inc.*	300	6,507
Exide Technologies*	810	6,456
Jakks Pacific, Inc.*	449	6,430
Universal Technical Institute, Inc.*	320	6,304
CKX, Inc.*	935	6,274
K12, Inc.*	380	6,262
Standard-Pacific Corp.*	1,640	6,052
Pre-Paid Legal Services, Inc.*	118	5,994
Charlotte Russe Holding, Inc.*	340	5,950
The Wet Seal, Inc. — Class A*	1,573	5,946
Ascent Media Corp. — Class A*	230	5,888
Dolan Media Co.*	490	5,875
Quiksilver, Inc.*	2,080	5,720
Churchill Downs, Inc.	148	5,698
Pier 1 Imports, Inc.*	1,470	5,689
Shutterfly, Inc.*	338	5,621
Pacific Sunwear of California, Inc.*	1,070	5,511
RCN Corp.*	590	5,487
Zumiez, Inc.*	330	5,415
Cinemark Holdings, Inc.	520	5,387
Brown Shoe Company, Inc.	665	5,333
Domino’s Pizza, Inc.*	600	5,304
Hot Topic, Inc.*	708	5,303

		MARKET
	SHARES	VALUE

Superior Industries International, Inc.	372	$5,282
Stein Mart, Inc.*	410	5,211
Big 5 Sporting Goods Corp.	345	5,210
Red Robin Gourmet Burgers, Inc.*	251	5,125
Volcom, Inc.*	310	5,109
Peet’s Coffee & Tea, Inc.*	180	5,081
Maidenform Brands, Inc.*	310	4,979
American Axle & Manufacturing Holdings, Inc.	700	4,956
World Wrestling Entertainment, Inc.	350	4,904
Lumber Liquidators, Inc.*	226	4,902
Modine Manufacturing Co.	525	4,867
BJ’s Restaurants, Inc.*	324	4,857
California Pizza Kitchen, Inc.*	310	4,842
Grand Canyon Education, Inc.*	261	4,654
Ambassadors Group, Inc.	296	4,632
Knology, Inc.*	475	4,631
Fuqi International, Inc.*	158	4,626
Steak n Shake Co.*	390	4,590
Smith & Wesson Holding Corp.*	860	4,498
Universal Electronics, Inc.*	216	4,411
Core-Mark Holding Company, Inc.*	154	4,404
Lithia Motors, Inc. — Class A	270	4,209
Denny’s Corp.*	1,560	4,150
Marcus Corp.	324	4,144
Sturm Ruger & Company, Inc.	310	4,011
M/I Homes, Inc.*	295	4,009
Sonic Automotive, Inc.	380	3,990
Oxford Industries, Inc.	200	3,940
RC2 Corp.*	276	3,933
Christopher & Banks Corp.	575	3,893
Blyth, Inc.	100	3,873
iRobot Corp.*	314	3,865
Cavco Industries, Inc.*	108	3,834
America’s Car Mart, Inc.*	160	3,832
Standard Motor Products, Inc.	250	3,800
Movado Group, Inc.	260	3,778
K-Swiss, Inc. — Class A	420	3,692
Furniture Brands International, Inc.*	665	3,677
Mediacom Communications Corp.*	635	3,658
Orbitz Worldwide, Inc.*	585	3,615
Overstock.com, Inc.*	246	3,609
Talbots, Inc.	390	3,600
Beazer Homes USA, Inc.*	635	3,550
Lincoln Educational Services Corp.*	155	3,546
ChinaCast Education Corp.*	480	3,490
EW Scripps Co. — Class A*	460	3,450
Haverty Furniture Companies, Inc.*	291	3,437
drugstore.com, Inc.*	1,405	3,414
AFC Enterprises, Inc.*	405	3,410
Krispy Kreme Doughnuts, Inc.*	948	3,384
Bridgepoint Education, Inc.*	220	3,357
Tween Brands, Inc.*	399	3,348
Hovnanian Enterprises, Inc. — Class A*	841	3,229
FGX International Holdings Ltd.*	231	3,222
DSW, Inc.*	200	3,194

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

hhgregg, Inc.*	181	$3,066
Speedway Motorsports, Inc.	210	3,022
G-III Apparel Group Ltd.*	210	2,972
Isle of Capri Casinos, Inc.*	246	2,900
Bebe Stores, Inc.	388	2,856
Kirkland’s, Inc.*	200	2,850
Wonder Auto Technology, Inc.*	233	2,796
Zale Corp.*	390	2,789
Cherokee, Inc.	115	2,757
Spartan Motors, Inc.	530	2,724
Dorman Products, Inc.*	180	2,704
Martha Stewart Omnimedia, Inc.*	430	2,692
Rentrak Corp.*	150	2,679
O’Charleys, Inc.*	279	2,614
Amerigon, Inc.*	350	2,573
Weyco Group, Inc.	110	2,519
LodgeNet Interactive Corp.*	330	2,492
Sinclair Broadcast Group,
Inc. — Class A	690	2,470
Journal Communications, Inc. — Class A	670	2,466
Borders Group, Inc.*	790	2,457
Perry Ellis International, Inc.*	150	2,406
Jackson Hewitt Tax Service, Inc.	468	2,387
Skyline Corp.	104	2,346
CSS Industries, Inc.	118	2,333
Shoe Carnival, Inc.*	151	2,328
Sealy Corp.*	725	2,320
Unifi, Inc.*	716	2,291
Leapfrog Enterprises, Inc.*	554	2,277
Hooker Furniture Corp.	166	2,241
Multimedia Games, Inc.*	428	2,191
Midas, Inc.*	226	2,124
Retail Ventures, Inc.*	400	2,108
LIN TV Corp. — Class A*	440	2,081
New York & Company, Inc.*	405	2,074
Universal Travel Group*	160	2,064
Tuesday Morning Corp.*	493	2,051
Mac-Gray Corp.*	190	2,048
Systemax, Inc.*	168	2,038
Morgans Hotel Group Co.*	350	1,897
Audiovox Corp. — Class A*	276	1,891
American Apparel, Inc.*	530	1,860
Carmike Cinemas, Inc.*	180	1,820
Gaiam, Inc.*	260	1,815
West Marine, Inc.*	230	1,808
Conn’s, Inc.*	160	1,806
Global Sources Ltd.*	260	1,786
McCormick & Schmick’s Seafood Restaurants, Inc.*	240	1,786
Stanley Furniture Co.	169	1,753
Stoneridge, Inc.*	240	1,699
Stamps.com, Inc.*	180	1,665
Fisher Communications, Inc.*	90	1,636
Great Wolf Resorts, Inc.*	446	1,592

		MARKET
	SHARES	VALUE

Outdoor Channel Holdings, Inc.*	238	$1,557
Sport Supply Group, Inc.	150	1,529
Monarch Casino & Resort, Inc.*	140	1,506
Learning Tree International, Inc.*	130	1,481
1-800-FLOWERS.com, Inc.*	418	1,442
Destination Maternity Corp.*	78	1,414
Luby’s, Inc.*	330	1,386
Carrols Restaurant Group, Inc.*	180	1,361
Ruth’s Hospitality Group, Inc.*	320	1,350
Build-A-Bear Workshop, Inc.*	274	1,334
Books-A-Million, Inc.	110	1,324
Raser Technologies, Inc.*	865	1,323
Steinway Musical Instruments, Inc.*	110	1,306
Rex Stores Corp.*	118	1,286
Dover Downs Gaming &
Entertainment, Inc.	225	1,283
Red Lion Hotels Corp.*	220	1,265
Hawk Corp.*	90	1,235
Landry’s Restaurants, Inc.*	116	1,218
Kenneth Cole Productions, Inc.
— Class A	120	1,204
Benihana, Inc.*	210	1,203
Reading International, Inc. — Class A*	280	1,151
Brookfield Homes Corp.*	159	1,062
Playboy Enterprises, Inc. — Class B*	350	1,057
Youbet.com, Inc.*	490	1,029
Princeton Review, Inc.*	240	1,008
Lakes Entertainment, Inc.*	300	1,008
CPI Corp.	80	998
Frisch’s Restaurants, Inc.	35	906
Einstein Noah Restaurant Group, Inc.*	75	903
Syms Corp.*	110	890
Marine Products Corp.	158	874
US Auto Parts Network, Inc.*	160	872
Caribou Coffee Company, Inc.*	108	780
Town Sports International Holdings, Inc.*	310	778
Bluegreen Corp.*	232	708
Primedia, Inc.	270	680
China Automotive Systems, Inc.*	70	650
Nobel Learning Communities, Inc.*	67	628
Value Line, Inc.	20	617
Gander Mountain Co.*	80	411
NIVS IntelliMedia Technology Group, Inc.*	130	348
Crown Media Holdings,
Inc. — Class A*	175	273

Total Consumer Discretionary		1,978,279

ENERGY 2.9%
Dril-Quip, Inc.*	470	23,331
World Fuel Services Corp.	478	22,977
Arena Resources, Inc.*	615	21,832
Bill Barrett Corp.*	615	20,166
Nordic American Tanker Shipping Ltd.	678	20,055
Berry Petroleum Co. — Class A	685	18,344

60	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Key Energy Services, Inc.*	2,000	$17,400
Penn Virginia Corp.	735	16,839
CARBO Ceramics, Inc.	310	15,980
Global Industries Ltd.*	1,620	15,390
Atlas Energy, Inc.	545	14,753
NATCO Group, Inc.*	318	14,081
Bristow Group, Inc.*	466	13,836
Gran Tierra Energy, Inc.*	3,300	13,728
Lufkin Industries, Inc.	235	12,497
Rosetta Resources, Inc.*	845	12,413
Brigham Exploration Co.*	1,350	12,258
Patriot Coal Corp.*	1,040	12,230
Swift Energy Co.*	505	11,958
GulfMark Offshore, Inc.*	365	11,950
Tetra Technologies, Inc.*	1,220	11,822
Carrizo Oil & Gas, Inc.*	446	10,923
Complete Production Services, Inc.*	950	10,735
Parker Drilling Co.*	1,880	10,265
Contango Oil & Gas Co.*	200	10,212
Goodrich Petroleum Corp.*	395	10,195
Hornbeck Offshore Services, Inc.*	365	10,059
Willbros Group, Inc.*	643	9,793
BPZ Resources, Inc.*	1,256	9,445
Stone Energy Corp.*	560	9,134
Ship Finance International Ltd.	705	8,664
James River Coal Co.*	446	8,523
USEC, Inc.*	1,815	8,512
ATP Oil & Gas Corp.*	460	8,229
McMoRan Exploration Co.*	1,011	7,633
Cal Dive International, Inc.*	731	7,230
Hercules Offshore, Inc.*	1,430	7,021
Clean Energy Fuels Corp.*	483	6,960
W&T Offshore, Inc.	550	6,440
GMX Resources, Inc.*	398	6,253
General Maritime Corp.	791	6,122
International Coal Group, Inc.*	1,470	5,924
Golar LNG Ltd.	520	5,751
ION Geophysical Corp.*	1,450	5,104
Pioneer Drilling Co.*	690	5,065
Delta Petroleum Corp.*	2,880	5,040
RPC, Inc.	460	4,821
Newpark Resources, Inc.*	1,440	4,622
Matrix Service Co.*	423	4,598
CVR Energy, Inc.*	365	4,541
Petroquest Energy, Inc.*	698	4,530
Petroleum Development Corp.*	236	4,404
VAALCO Energy, Inc.	942	4,333
PHI, Inc.*	210	4,259
Allis-Chalmers Energy, Inc.*	955	4,164
T-3 Energy Services, Inc. — Class A*	200	3,940
Northern Oil and Gas, Inc.*	460	3,864
Gulfport Energy Corp.*	434	3,793
Gulf Island Fabrication, Inc.	201	3,767
Knightsbridge Tankers Ltd.	280	3,651
Oilsands Quest, Inc.*	3,136	3,544

		MARKET
	SHARES	VALUE

Natural Gas Services Group, Inc.*	200	$3,524
Crosstex Energy, Inc.	655	3,458
Dawson Geophysical Co.*	126	3,450
Rex Energy Corp.*	408	3,407
Venoco, Inc.*	290	3,338
Western Refining, Inc.*	510	3,289
Apco Oil and Gas International, Inc.	143	3,278
Toreador Resources Corp.	325	3,247
Basic Energy Services, Inc.*	370	3,141
Clayton Williams Energy, Inc.*	100	3,012
DHT Maritime, Inc.	795	2,989
Warren Resources, Inc.*	945	2,797
Syntroleum Corp.*	1,020	2,754
Harvest Natural Resources, Inc.*	526	2,698
Cheniere Energy, Inc.*	906	2,655
Isramco, Inc.*	20	2,613
Panhandle Oil and Gas, Inc. — Class A	120	2,563
Bronco Drilling Company, Inc.*	380	2,489
Endeavour International Corp.*	1,850	2,239
Superior Well Services, Inc.*	230	2,226
FX Energy, Inc.*	685	2,213
Uranium Energy Corp.*	750	2,213
Parallel Petroleum Corp.*	673	2,133
Boots & Coots, Inc.*	1,270	2,045
Geokinetics, Inc.*	93	1,972
Zion Oil & Gas, Inc.*	190	1,854
OYO Geospace Corp.*	70	1,808
Delek US Holdings, Inc.	208	1,783
Bolt Technology Corp.*	140	1,760
Approach Resources, Inc.*	185	1,680
Uranerz Energy Corp.*	730	1,672
Sulphco, Inc.*	1,099	1,506
Teekay Tankers Ltd.	170	1,420
Evergreen Energy, Inc.*	2,110	1,308
Alon USA Energy, Inc.	130	1,291
Westmoreland Coal Co.*	155	1,260
GeoResources, Inc.*	114	1,260
ENGlobal Corp.*	300	1,236
Union Drilling, Inc.*	160	1,222
CREDO Petroleum Corp.*	110	1,113
Green Plains Renewable Energy, Inc.*	150	1,065
TGC Industries, Inc.*	210	1,019
Vantage Drilling Co.*	480	878
Cubic Energy, Inc.*	440	414
PrimeEnergy Corp.*	10	287

Total Energy		691,482

MATERIALS 2.6%
Rock-Tenn Co. — Class A	615	28,973
W.R. Grace & Co.*	1,170	25,436
Domtar Corp.*	670	23,597
Silgan Holdings, Inc.	430	22,674
Coeur d’Alene Mines Corp.*	1,105	22,652
Olin Corp.	1,260	21,974
Sensient Technologies Corp.	790	21,938
Solutia, Inc.*	1,525	17,659

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Rockwood Holdings, Inc.*	800	$16,456
H.B. Fuller Co.	785	16,407
Texas Industries, Inc.	375	15,750
Hecla Mining Co.*	3,527	15,484
OM Group, Inc.*	495	15,043
NewMarket Corp.	160	14,886
Minerals Technologies, Inc.	300	14,268
Worthington Industries, Inc.	980	13,622
Schweitzer-Mauduit International, Inc.	250	13,590
Calgon Carbon Corp.*	891	13,214
Arch Chemicals, Inc.	408	12,236
Louisiana-Pacific Corp.*	1,681	11,212
PolyOne Corp.*	1,495	9,972
Koppers Holdings, Inc.	330	9,785
RTI International Metals, Inc.*	365	9,092
Kaiser Aluminum Corp.	250	9,090
Amcol International Corp.	380	8,698
Glatfelter	735	8,438
Westlake Chemical Corp.	323	8,301
Brush Engineered Materials, Inc.*	326	7,974
Balchem Corp.	299	7,864
Deltic Timber Corp.	170	7,781
A. Schulman, Inc.	380	7,573
Clearwater Paper Corp.*	180	7,439
Wausau Paper Corp.	705	7,050
Century Aluminum Co.*	740	6,919
Allied Nevada Gold Corp.*	706	6,912
Stepan Co.	115	6,909
Buckeye Technologies, Inc.*	630	6,760
Horsehead Holding Corp.*	570	6,680
Ferro Corp.	728	6,479
Haynes International, Inc.*	193	6,141
Zep, Inc.	346	5,623
Innospec, Inc.	375	5,531
Myers Industries, Inc.	510	5,493
Spartech Corp.	500	5,385
Innophos Holdings, Inc.	280	5,180
GenTek, Inc.*	136	5,173
Zoltek Companies, Inc.*	450	4,725
Omnova Solutions, Inc.*	710	4,601
Stillwater Mining Co.*	655	4,402
LSB Industries, Inc.*	280	4,360
Olympic Steel, Inc.	146	4,189
Graphic Packaging Holding Co.*	1,810	4,181
Quaker Chemical Corp.	177	3,882
US Gold Corp.*	1,290	3,728
AEP Industries, Inc.*	88	3,511
Hawkins, Inc.	140	3,270
General Moly, Inc.*	1,025	3,229
ShengdaTech, Inc.*	460	2,926
Neenah Paper, Inc.	238	2,801
Landec Corp.*	425	2,720
KapStone Paper and Packaging Corp.*	332	2,702
A.M. Castle & Co.	270	2,684
Headwaters, Inc.*	690	2,670
American Vanguard Corp.	320	2,659
Boise, Inc.*	470	2,482
Bway Holding Co.*	118	2,184

		MARKET
	SHARES	VALUE

ICO, Inc.*	446	$2,083
Universal Stainless & Alloy
Products, Inc.*	110	2,008
China Green Agriculture, Inc.*	126	1,477
Paramount Gold and Silver Corp.*	1,030	1,411
China Precision Steel, Inc.*	498	1,355
United States Lime & Minerals, Inc.*	30	1,078
General Steel Holdings, Inc.*	252	980
U.S. Concrete, Inc.*	540	934
NL Industries, Inc.	106	709
Ampal American Israel Corp. —
Class A*	340	690
Sutor Technology Group Ltd.*	115	363

Total Materials		626,307

CONSUMER STAPLES 2.0%
Casey’s General Stores, Inc.	818	25,669
Chattem, Inc.*	323	21,450
Ruddick Corp.	695	18,501
TreeHouse Foods, Inc.*	505	18,013
Universal Corp.	405	16,937
United Natural Foods, Inc.*	695	16,624
Lancaster Colony Corp.	310	15,894
Fresh Del Monte Produce, Inc.*	660	14,923
Nu Skin Enterprises, Inc.	795	14,731
Bare Escentuals, Inc.*	1,070	12,722
Hain Celestial Group, Inc.*	655	12,556
Sanderson Farms, Inc.	331	12,459
Chiquita Brands International, Inc.*	723	11,684
Winn-Dixie Stores, Inc.*	880	11,546
Lance, Inc.	446	11,516
Central Garden and Pet Co. — Class A*	1,010	11,039
Andersons, Inc.	297	10,454
Vector Group Ltd.	628	9,784
Darling International, Inc.*	1,330	9,776
J&J Snack Foods Corp.	224	9,675
American Italian Pasta Co.*	340	9,241
Tootsie Roll Industries, Inc.	386	9,179
Diamond Foods, Inc.	270	8,564
WD-40 Co.	270	7,668
Alliance One International, Inc.*	1,435	6,429
Smart Balance, Inc.*	1,015	6,232
Heckmann Corp.*	1,300	5,954
Cal-Maine Foods, Inc.	220	5,889
Weis Markets, Inc.	183	5,847
Nash Finch Co.	208	5,687
Pantry, Inc.*	360	5,645
Boston Beer Company, Inc. — Class A*	138	5,117
Spartan Stores, Inc.	355	5,016
Pricesmart, Inc.	263	4,931
Great Atlantic & Pacific
Tea Company, Inc*	550	4,901
American Oriental Bioengineering, Inc.*	1,000	4,860
Zhongpin, Inc.*	320	4,710
Medifast, Inc.*	210	4,561
Elizabeth Arden, Inc.*	386	4,543

62	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Synutra International, Inc.*	286	$3,921
Prestige Brands Holdings, Inc. — Class A*	551	3,879
American Dairy, Inc.*	126	3,570
USANA Health Sciences, Inc.*	100	3,411
Ingles Markets, Inc. — Class A	208	3,293
Coca-Cola Bottling Company Consolidated	67	3,245
Calavo Growers, Inc.	165	3,132
Seneca Foods Corp. — Class A*	108	2,959
Village Super Market, Inc.	100	2,947
Inter Parfums, Inc.	227	2,772
Imperial Sugar Company, Inc.	194	2,460
AgFeed Industries, Inc.*	454	2,424
Arden Group, Inc.	20	2,390
B&G Foods, Inc.	290	2,375
Farmer Brothers Co.	110	2,277
China Sky One Medical, Inc.*	169	2,229
Nutraceutical International Corp.*	180	2,029
National Beverage Corp.*	176	2,026
China-Biotics, Inc.*	116	1,856
Alico, Inc.	60	1,763
Griffin Land & Nurseries, Inc.	50	1,600
Overhill Farms, Inc.*	258	1,561
Orchids Paper Products Co.*	78	1,560
Revlon, Inc.*	320	1,555
Susser Holdings Corp.*	120	1,508
Omega Protein Corp.*	300	1,455
Female Health Co.*	260	1,313
Diedrich Coffee, Inc.*	50	1,203
HQ Sustainable Maritime
Industries, Inc.*	136	1,197
Oil-Dri Corporation of America	80	1,160
Star Scientific, Inc.*	1,235	1,149
Zapata Corp.*	150	1,044
Mannatech, Inc.	247	946
Schiff Nutrition International, Inc.	178	927
Lifeway Foods, Inc.*	78	857

Total Consumer Staples		474,920

UTILITIES 1.9%
Piedmont Natural Gas Co.	1,185	28,369
WGL Holdings, Inc.	810	26,843
Nicor, Inc.	726	26,564
New Jersey Resources Corp.	678	24,618
Cleco Corp.	980	24,578
Portland General Electric Co.	1,222	24,098
IDACORP, Inc.	755	21,737
Southwest Gas Corp.	718	18,366
Avista Corp.	886	17,915
Northwest Natural Gas Co.	430	17,914
Unisource Energy Corp.	575	17,681
South Jersey Industries, Inc.	483	17,050
PNM Resources, Inc.	1,395	16,294
Black Hills Corp.	630	15,857
Allete, Inc.	428	14,368

		MARKET
	SHARES	VALUE

NorthWestern Corp.	575	$14,047
MGE Energy, Inc.	365	13,315
El Paso Electric Co.*	725	12,811
UIL Holding Corp.	478	12,614
California Water Service Group	320	12,461
CH Energy Group, Inc.	258	11,432
Laclede Group, Inc.	355	11,417
American States Water Co.	298	10,782
Empire District Electric Co.	551	9,968
SJW Corp.	210	4,799
Consolidated Water Company, Inc.	236	3,854
Unitil Corp.	170	3,817
Central Vermont Public Service Corp.	194	3,744
Middlesex Water Co.	215	3,242
Chesapeake Utilities Corp.	104	3,223
Connecticut Water Service, Inc.	137	3,067
York Water Co.	190	2,633
Cadiz, Inc.*	200	2,340
Southwest Water Co.	400	1,968
Artesian Resources Corp. — Class A	98	1,648
US Geothermal, Inc.*	1,006	1,569
Pennichuck Corp.	70	1,523
Florida Public Utilities Co.	98	1,191

Total Utilities		459,717

TELECOMMUNICATION SERVICES 0.7%
Syniverse Holdings, Inc.*	1,110	19,425
Cincinnati Bell, Inc.*	3,480	12,180
Neutral Tandem, Inc.*	529	12,040
Centennial Communications Corp.*	1,380	11,012
AboveNet, Inc.*	196	9,557
NTELOS Holdings Corp.	490	8,653
Premiere Global Services, Inc.*	983	8,169
Cogent Communications Group, Inc.*	720	8,136
PAETEC Holding Corp.*	1,990	7,701
Atlantic Tele-Network, Inc.	140	7,479
Shenandoah Telecommunications Co.	384	6,893
Global Crossing Ltd*	474	6,778
Alaska Communications Systems Group, Inc.	718	6,641
Iowa Telecommunications Services, Inc.	525	6,615
Cbeyond, Inc.*	378	6,097
Consolidated Communications Holdings, Inc.	375	6,004
iPCS, Inc. — Class A*	280	4,872
USA Mobility, Inc.	370	4,766
General Communication, Inc. — Class A*	680	4,665
Virgin Mobile USA, Inc. — Class A*	616	3,080
SureWest Communications*	230	2,857
D&E Communications, Inc.	230	2,643
HickoryTech Corp.	210	1,796
inContact, Inc.*	440	1,311
iBasis, Inc.*	440	933
Fairpoint Communications, Inc.	1,445	592

Total Telecommunication Services		170,895

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	63

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Total Common Stocks
(Cost $10,756,899)		$14,209,807

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.*
$12.21, 03/02/12	250	15

Total Consumer Discretionary		15

Total Warrants
(Cost $—)		15

	FACE
	AMOUNT

REPURCHASE AGREEMENTS† 33.7%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$2,627,423	2,627,423
Credit Suisse Group
issued 10/30/09 at 0.03%
due 10/01/09††	1,802,602	1,802,602
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	1,589,591	1,589,591
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	1,379,397	1,379,397
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	656,855	656,855

Total Repurchase Agreements
(Cost $8,055,868)		8,055,868

Total Investments 93.2%(a)
(Cost $18,812,767)		$22,265,690

Other Assets in Excess of Liabilities – 6.8%		$1,632,184

Net Assets – 100.0%		$23,897,874

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED(a)
December 2009 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $10,203,400)	170	$(391)

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International
September 2009 Russell 2000 Index Swap, Terminating 09/30/09††† (Notional Market Value $5,535,418)	9,160	$502,222
Credit Suisse Capital, LLC
October 2009 Russell 2000 Index Swap, Terminating 10/30/09††† (Notional Market Value $4,446,638)	7,359	5,745

(Total Notional Market Value $9,982,056)		$507,967

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
64	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 30.6%

INFORMATION TECHNOLOGY 6.0%
Perot Systems Corp. — Class A*	476	$14,137
Palm, Inc.*	790	13,770
Skyworks Solutions, Inc.*	959	12,697
Polycom, Inc.*	471	12,599
3Com Corp.*	2,198	11,496
Jack Henry & Associates, Inc.	486	11,406
Solera Holdings, Inc.	364	11,324
Informatica Corp.*	487	10,996
TIBCO Software, Inc.*	979	9,291
Atheros Communications, Inc.*	340	9,020
Arris Group, Inc.*	693	9,016
Digital River, Inc.*	223	8,991
Parametric Technology Corp.*	650	8,983
Concur Technologies, Inc.*	214	8,509
CACI International, Inc. — Class A*	177	8,367
RF Micro Devices, Inc.*	1,504	8,167
Omniture, Inc.*	360	7,718
Tessera Technologies, Inc.*	276	7,698
Plantronics, Inc.	286	7,668
ADTRAN, Inc.	311	7,635
Anixter International, Inc.*	174	6,979
Microsemi Corp.*	441	6,963
Formfactor, Inc.*	288	6,889
Euronet Worldwide, Inc.*	280	6,728
Quest Software, Inc.*	396	6,673
Blackboard, Inc.*	175	6,611
ValueClick, Inc.*	501	6,608
Cybersource Corp.*	391	6,518
Rackspace Hosting, Inc.*	379	6,466
Triquint Semiconductor, Inc.*	837	6,462
VeriFone Holdings, Inc.*	404	6,420
Riverbed Technology, Inc.*	289	6,346
Cymer, Inc.*	162	6,295
Gartner, Inc. — Class A*	342	6,248
Benchmark Electronics, Inc.*	347	6,246
Fair Isaac Corp.	290	6,232
Wright Express Corp.*	207	6,109
Ariba, Inc.*	522	6,055
TiVo, Inc.*	581	6,019
j2 Global Communications, Inc.*	261	6,006
Semtech Corp.*	352	5,988
Tekelec*	358	5,882
Plexus Corp.*	223	5,874
Starent Networks Corp.*	228	5,796
Blackbaud, Inc.	247	5,730
Mantech International Corp. — Class A*	121	5,706
Unisys Corp.*	2,088	5,575
InterDigital, Inc.*	240	5,558
SPSS, Inc.*	110	5,494

		MARKET
	SHARES	VALUE

MercadoLibre, Inc.*	142	$5,461
SRA International, Inc. — Class A*	248	5,354
Commvault Systems, Inc.*	254	5,270
Progress Software Corp.*	230	5,209
FEI Co.*	211	5,201
Take-Two Interactive Software, Inc.*	463	5,190
Comtech Telecommunications Corp.*	154	5,116
MKS Instruments, Inc.*	264	5,093
Emulex Corp.*	484	4,980
EarthLink, Inc.	591	4,970
Mentor Graphics Corp.*	526	4,897
Cabot Microelectronics Corp.*	140	4,880
Lawson Software, Inc.*	780	4,867
Synaptics, Inc.*	193	4,864
Blue Coat Systems, Inc.*	215	4,857
Avocent Corp.*	233	4,723
Intermec, Inc.*	332	4,681
Power Integrations, Inc.	140	4,666
MAXIMUS, Inc.	100	4,660
OmniVision Technologies, Inc.*	284	4,624
ADC Telecommunications, Inc.*	547	4,562
Veeco Instruments, Inc.*	194	4,524
Net 1 UEPS Technologies, Inc.*	208	4,360
Netlogic Microsystems, Inc.*	96	4,320
Cavium Networks, Inc.*	199	4,273
Amkor Technology, Inc.*	617	4,245
Monolithic Power Systems, Inc.*	180	4,221
Ultimate Software Group, Inc.*	144	4,136
STEC, Inc.*	140	4,115
Websense, Inc.*	237	3,982
Hittite Microwave Corp.*	108	3,972
Scansource, Inc.*	138	3,908
ViaSat, Inc.*	144	3,828
United Online, Inc.	475	3,819
Harmonic, Inc.*	571	3,814
Applied Micro Circuits Corp.*	380	3,796
DealerTrack Holdings, Inc.*	200	3,782
Infinera Corp.*	471	3,744
Taleo Corp.*	164	3,713
Rofin-Sinar Technologies, Inc.*	161	3,697
Sapient Corp.*	457	3,674
Netgear, Inc.*	198	3,633
MicroStrategy, Inc. — Class A*	50	3,577
TNS, Inc.*	130	3,562
Acxiom Corp.*	375	3,547
Cognex Corp.	213	3,489
Syntel, Inc.	73	3,484
Insight Enterprises, Inc.*	271	3,309
Advent Software, Inc.*	82	3,300
Checkpoint Systems, Inc.*	200	3,288
Sycamore Networks, Inc.*	1,088	3,286
ATMI, Inc.*	180	3,267

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Pegasystems, Inc.	93	$3,211
SYNNEX Corp.*	105	3,200
AsiaInfo Holdings, Inc.*	160	3,195
Entegris, Inc.*	645	3,193
Electronics for Imaging, Inc.*	282	3,178
Diodes, Inc.*	174	3,148
Zoran Corp.*	272	3,133
Park Electrochemical Corp.	127	3,131
CSG Systems International, Inc.*	195	3,122
Coherent, Inc.*	133	3,102
Aruba Networks, Inc.*	344	3,041
JDA Software Group, Inc.*	138	3,028
SAVVIS, Inc.*	190	3,006
Tyler Technologies, Inc.*	174	2,974
Littelfuse, Inc.*	112	2,939
Netezza Corp.*	261	2,934
L-1 Identity Solutions, Inc.*	418	2,922
TeleTech Holdings, Inc.*	170	2,900
SuccessFactors, Inc.*	205	2,884
Heartland Payment Systems, Inc.	196	2,844
ACI Worldwide, Inc.*	186	2,814
Sourcefire, Inc.*	130	2,791
Brooks Automation, Inc.*	360	2,783
TTM Technologies, Inc.*	242	2,776
Art Technology Group, Inc.*	718	2,771
MTS Systems Corp.	94	2,746
GSI Commerce, Inc.*	141	2,723
Manhattan Associates, Inc.*	134	2,707
EPIQ Systems, Inc.*	180	2,610
SonicWALL, Inc.*	309	2,596
DTS, Inc. — Class A*	94	2,574
Advanced Energy Industries, Inc.*	180	2,563
Standard Microsystems Corp.*	110	2,553
Black Box Corp.	100	2,509
Sonus Networks, Inc.*	1,162	2,463
THQ, Inc.*	360	2,462
Cogent, Inc.*	240	2,424
ArcSight, Inc.*	100	2,407
Brightpoint, Inc.*	275	2,406
Adaptec, Inc.*	712	2,378
Move, Inc.*	878	2,371
Rogers Corp.*	79	2,368
NIC, Inc.	263	2,338
Maxwell Technologies, Inc.*	126	2,322
Forrester Research, Inc.*	87	2,318
Constant Contact, Inc.*	120	2,310
Harris Stratex Networks, Inc. — Class A*	324	2,268
Echelon Corp.*	175	2,252
Ebix, Inc.*	40	2,214
Volterra Semiconductor Corp.*	120	2,204
Micrel, Inc.	267	2,176
EMS Technologies, Inc.*	104	2,165
MSC.Software Corp.*	257	2,161

		MARKET
	SHARES	VALUE

comScore, Inc.*	119	$2,143
Avid Technology, Inc.*	150	2,113
Sigma Designs, Inc.*	145	2,107
DG FastChannel, Inc.*	100	2,094
Novatel Wireless, Inc.*	184	2,090
Netscout Systems, Inc.*	154	2,081
Kulicke & Soffa Industries, Inc.*	345	2,080
Cirrus Logic, Inc.*	365	2,029
Smith Micro Software, Inc.*	164	2,027
ModusLink Global Solutions, Inc.*	250	2,022
Acme Packet, Inc.*	202	2,022
Vocus, Inc.*	95	1,985
Actel Corp.*	162	1,972
Universal Display Corp.*	164	1,958
Electro Scientific Industries, Inc.*	146	1,955
Oplink Communications, Inc.*	134	1,946
The Knot, Inc.*	178	1,944
Technitrol, Inc.	211	1,943
Ultratech, Inc.*	144	1,905
Cohu, Inc.	138	1,871
Terremark Worldwide, Inc.*	300	1,866
TeleCommunication Systems, Inc. — Class A*	223	1,864
Stratasys, Inc.*	108	1,853
IPG Photonics Corp.*	120	1,824
Compellent Technologies, Inc.*	101	1,823
ShoreTel, Inc.*	232	1,812
Methode Electronics, Inc. — Class A	207	1,795
Global Cash Access Holdings, Inc.*	245	1,791
Ness Technologies, Inc.*	224	1,767
S1 Corp.*	285	1,761
Kopin Corp.*	364	1,747
CTS Corp.	186	1,730
Hughes Communications, Inc.*	57	1,729
Anadigics, Inc.*	367	1,729
RealNetworks, Inc.*	464	1,726
Newport Corp.*	196	1,717
Bottomline Technologies, Inc.*	131	1,690
Epicor Software Corp.*	264	1,682
Internet Capital Group, Inc.*	201	1,680
Supertex, Inc.*	56	1,680
Daktronics, Inc.	193	1,654
Radiant Systems, Inc.*	154	1,654
Loral Space & Communications, Inc.*	60	1,649
Switch & Data Facilities Company, Inc.*	120	1,633
3PAR, Inc.*	148	1,632
Cray, Inc.*	195	1,624
Kenexa Corp. — Class A*	120	1,618
Imation Corp.	174	1,613
RightNow Technologies, Inc.*	110	1,588
FARO Technologies, Inc.*	92	1,581

66	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

SolarWinds, Inc.*	70	$1,542
Ciber, Inc.*	385	1,540
Intevac, Inc.*	112	1,505
Actuate Corp.*	258	1,491
Quantum Corp.*	1,182	1,489
i2 Technologies, Inc.*	92	1,476
InfoSpace, Inc.*	190	1,471
Lattice Semiconductor Corp.*	653	1,469
OSI Systems, Inc.*	80	1,463
Exar Corp.*	197	1,448
Multi-Fineline Electronix, Inc.*	50	1,435
Anaren, Inc.*	84	1,428
Synchronoss Technologies, Inc.*	114	1,422
MoneyGram International, Inc.*	447	1,404
NetSuite, Inc.*	90	1,377
infoGROUP, Inc.*	195	1,367
Extreme Networks, Inc.*	487	1,364
Rudolph Technologies, Inc.*	184	1,362
Perficient, Inc.*	164	1,356
Interactive Intelligence, Inc.*	70	1,338
Utstarcom, Inc.*	634	1,325
Symyx Technologies, Inc.*	200	1,324
Digi International, Inc.*	154	1,312
China Security & Surveillance Technology, Inc.*	182	1,299
Seachange International, Inc.*	173	1,297
Pericom Semiconductor Corp.*	131	1,285
Cass Information Systems, Inc.	43	1,284
Symmetricom, Inc.*	246	1,274
Exlservice Holdings, Inc.*	84	1,248
Ixia*	181	1,242
Silicon Graphics International
Corp.*	184	1,235
Comverge, Inc.*	100	1,221
Vasco Data Security
International*	161	1,195
Openwave Systems, Inc.*	457	1,188
Powerwave Technologies, Inc.*	740	1,184
Mercury Computer Systems,
Inc.*	120	1,183
LivePerson, Inc.*	234	1,179
Network Equipment
Technologies, Inc.*	160	1,157
Electro Rent Corp.	100	1,152
Internet Brands, Inc. — Class A*	144	1,149
Bel Fuse, Inc. — Class B	60	1,142
Radisys Corp.*	130	1,130
Ceva, Inc.*	104	1,118
Silicon Storage Technology, Inc.*	461	1,116
IXYS Corp.*	130	1,106
iGate Corp.	127	1,090
LoopNet, Inc.*	120	1,085
Super Micro Computer, Inc.*	128	1,083
Photronics, Inc.*	227	1,076
Rubicon Technology, Inc.*	70	1,039
Web.com Group, Inc.*	144	1,021

		MARKET
	SHARES	VALUE

Semitool, Inc.*	120	$1,014
DSP Group, Inc.*	124	1,009
Monotype Imaging
Holdings, Inc.*	118	992
Silicon Image, Inc.*	407	989
FalconStor Software, Inc.*	198	984
DivX, Inc.*	176	961
Liquidity Services, Inc.*	93	960
Smart Modular Technologies WWH, Inc.*	200	952
Online Resources Corp.*	154	950
Advanced Analogic
Technologies, Inc.*	239	949
MIPS Technology, Inc.*	245	924
Techwell, Inc.*	84	922
Cogo Group, Inc.*	149	912
Innodata Isogen, Inc.*	114	906
Double-Take Software, Inc.*	88	897
Airvana, Inc.*	132	894
DemandTec, Inc.*	100	883
Intellon Corp.*	124	879
PROS Holdings, Inc.*	104	876
Trident Microsystems, Inc.*	337	873
Measurement Specialties, Inc.*	84	858
Rimage Corp.*	50	855
NVE Corp.*	16	851
Tier Technologies,
Inc. — Class B*	100	848
Internap Network Services Corp.*	264	847
China Information Security Technology, Inc.*	152	842
Globecomm Systems, Inc.*	115	836
Lionbridge Technologies, Inc.*	320	832
Entropic Communications, Inc.*	302	827
BigBand Networks, Inc.*	200	802
Isilon Systems, Inc.*	130	793
American Software,
Inc. — Class A	120	784
Opnet Technologies, Inc.	70	765
Zix Corp.*	347	763
NCI, Inc.*	26	745
Virtusa Corp.*	78	740
Computer Task Group, Inc.*	90	730
Limelight Networks, Inc.*	177	719
Chordiant Software, Inc.*	184	716
Dynamics Research Corp.*	54	703
KVH Industries, Inc.*	70	699
Integral Systems, Inc.*	101	697
Rosetta Stone, Inc.*	30	689
ActivIdentity Corp.*	247	684
Parkervision, Inc.*	166	679
OpenTV Corp.*	491	678
Immersion Corp.*	156	668
Keynote Systems, Inc.*	70	660
Saba Software, Inc.*	154	648

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

GSE Systems, Inc.*	104	$647
PC-Tel, Inc.*	100	625
Agilysys, Inc.	94	619
Hackett Group, Inc.*	213	618
PLX Technology, Inc.*	183	617
Unica Corp.*	80	610
Support.com, Inc.*	254	610
Marchex, Inc.	124	609
Startek, Inc.*	70	608
White Electronics Designs Corp.*	130	601
Spectrum Control, Inc.*	70	594
Information Services Group, Inc.*	140	559
OpenTable, Inc.*	20	551
Dice Holdings, Inc.*	84	551
Emcore Corp.*	420	546
Zygo Corp.*	80	542
Virage Logic Corp.*	104	542
Deltek, Inc.*	70	538
Microtune, Inc.*	294	535
Opnext, Inc.*	164	481
China TransInfo Technology Corp.*	50	473
ePlus, Inc.*	30	467
CPI International, Inc.*	40	448
Pervasive Software, Inc.*	90	446
GSI Technology, Inc.*	110	439
SRS Labs, Inc.*	60	439
Phoenix Technologies Ltd.*	120	438
Callidus Software, Inc.*	144	433
Travelzoo, Inc.*	30	424
TechTarget, Inc.*	70	399
Renaissance Learning, Inc.	40	398
Imergent, Inc.	50	394
PC Mall, Inc.*	56	384
ICx Technologies, Inc.*	64	379
Ipass, Inc.*	267	368
DDi Corp.*	86	366
Communications Systems, Inc.	30	350
PAR Technology Corp.*	54	345
MEMSIC, Inc.*	90	338
eLoyalty Corp.*	40	320
QAD, Inc.	68	309
X-Rite, Inc.*	150	302
PC Connection, Inc.*	50	272
RAE Systems, Inc.*	237	261

Total Information Technology		963,126

FINANCIALS 5.8%
Highwoods Properties, Inc.	395	12,423
Knight Capital Group, Inc. — Class A*	533	11,593
Platinum Underwriters Holdings Ltd.	290	10,394

		MARKET
	SHARES	VALUE

Washington Real Estate Investment Trust	339	$9,763
ProAssurance Corp.*	182	9,499
National Retail Properties, Inc.	436	9,361
Prosperity Bancshares, Inc.	265	9,219
FirstMerit Corp.	464	8,830
Westamerica Bancorporation	164	8,528
SVB Financial Group*	194	8,394
UMB Financial Corp.	198	8,007
Tanger Factory Outlet Centers, Inc.	213	7,953
American Campus Communities, Inc.	296	7,948
Stifel Financial Corp.*	143	7,851
Home Properties, Inc.	182	7,842
Montpelier Re Holdings Ltd.	473	7,719
Healthcare Realty Trust, Inc.	361	7,628
MFA Mortgage Investments, Inc.	940	7,482
BioMed Realty Trust, Inc.	534	7,369
Omega Healthcare Investors, Inc.	451	7,225
Mid-America Apartment Communities, Inc.	160	7,221
Developers Diversified Realty Corp.	750	6,930
Entertainment Properties Trust	201	6,862
Apollo Investment Corp.	709	6,771
Redwood Trust, Inc.	434	6,727
NewAlliance Bancshares, Inc.	601	6,431
Zenith National Insurance Corp.	206	6,365
PHH Corp.*	313	6,210
E*Trade Financial Corp.*	3,470	6,072
Argo Group International Holdings Ltd.*	180	6,062
Potlatch Corp.	213	6,060
KBW, Inc.*	188	6,057
Trustmark Corp.	316	6,020
Ares Capital Corp.	539	5,940
Hatteras Financial Corp.	198	5,936
Max Capital Group Ltd.	264	5,642
Tower Group, Inc.	229	5,585
Delphi Financial Group, Inc. — Class A	243	5,499
RLI Corp.	104	5,489
Conseco, Inc.*	1,037	5,455
First Financial Bankshares, Inc.	110	5,441
Piper Jaffray Companies, Inc.*	113	5,392
Glacier Bancorp, Inc.	358	5,349
Hancock Holding Co.	140	5,260
MGIC Investment Corp.*	704	5,217
Astoria Financial Corp.	471	5,200
LaSalle Hotel Properties	263	5,171
Eastgroup Properties, Inc.	134	5,121
Extra Space Storage, Inc.	470	4,958

68	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

DiamondRock Hospitality Co.*	611	$4,949
National Health Investors, Inc.	154	4,874
Cash America International, Inc.	160	4,826
American Capital Ltd.*	1,490	4,813
Radian Group, Inc.	453	4,793
Capstead Mortgage Corp.	344	4,785
Assured Guaranty Ltd.	244	4,738
International Bancshares Corp.	289	4,714
Signature Bank*	158	4,582
Post Properties, Inc.	252	4,536
PrivateBancorp, Inc.	185	4,525
Anworth Mortgage Asset Corp.	566	4,460
Selective Insurance Group, Inc.	283	4,452
Equity Lifestyle Properties, Inc.	103	4,407
Franklin Street Properties Corp.	332	4,349
NBT Bancorp, Inc.	190	4,283
Portfolio Recovery Associates, Inc.*	93	4,216
Kilroy Realty Corp.	150	4,161
OptionsXpress Holdings, Inc.	240	4,147
Alexander’s, Inc.	14	4,142
Old National Bancorp	367	4,110
Park National Corp.	70	4,084
United Bankshares, Inc.	208	4,075
DCT Industrial Trust, Inc.	796	4,068
PS Business Parks, Inc.	78	4,003
MF Global Ltd.*	541	3,933
Employers Holdings, Inc.	250	3,870
Navigators Group, Inc.*	70	3,850
MB Financial Corp.	182	3,817
IBERIABANK Corp.	82	3,736
Ezcorp, Inc.*	271	3,702
Sovran Self Storage, Inc.	120	3,652
Medical Properties Trust, Inc.	460	3,593
Provident Financial Services, Inc.	349	3,591
Infinity Property & Casualty Corp.	84	3,568
Community Bank System, Inc.	194	3,544
Wintrust Financial Corp.	124	3,467
Financial Federal Corp.	138	3,406
Forestar Real Estate Group, Inc.*	194	3,333
Sterling Bancshares, Inc.	453	3,311
First Midwest Bancorp, Inc.	291	3,280
Inland Real Estate Corp.	374	3,276
Acadia Realty Trust	214	3,225
Texas Capital Bancshares, Inc.*	190	3,200
FNB Corp.	439	3,121
Brookline Bancorp, Inc.	321	3,120
Allied Capital Corp.	994	3,052
Horace Mann Educators Corp.	217	3,031
Investors Real Estate Trust	333	3,010
Sunstone Hotel Investors, Inc.*	418	2,968
Equity One, Inc.	188	2,946

		MARKET
	SHARES	VALUE

CBL & Associates Properties, Inc.	301	$2,920
Susquehanna Bancshares, Inc.	492	2,898
Greenlight Capital Re Ltd. — Class A*	154	2,895
Colonial Properties Trust	297	2,890
Investors Bancorp, Inc.*	268	2,843
LTC Properties, Inc.	118	2,837
East-West Bancorp, Inc.	335	2,780
TrustCo Bank Corp.	440	2,750
Hilltop Holdings, Inc.*	224	2,746
First Commonwealth Financial Corp.	480	2,726
Ambac Financial Group, Inc.	1,620	2,722
Cohen & Steers, Inc.	113	2,712
Chemical Financial Corp.	124	2,702
Prospect Capital Corp.	250	2,677
National Penn Bancshares, Inc.	434	2,652
Flagstone Reinsurance Holdings	233	2,628
GFI Group, Inc.	361	2,610
City Holding Co.	86	2,564
Lexington Realty Trust	502	2,560
Enstar Group*	41	2,553
Webster Financial Corp.	204	2,544
Harleysville Group, Inc.	80	2,532
World Acceptance Corp.*	100	2,521
Umpqua Holding Corp.	234	2,480
PacWest Bancorp	130	2,476
Pico Holdings, Inc.*	74	2,468
Independent Bank Corp.	110	2,434
CVB Financial Corp.	320	2,429
Bank Mutual Corp.	274	2,422
Meadowbrook Insurance Group, Inc.	327	2,420
Boston Private Financial Holdings, Inc.	369	2,402
First Cash Financial Services, Inc.*	135	2,313
Parkway Properties, Inc.	117	2,305
Safety Insurance Group, Inc.	70	2,304
Cathay General Bancorp	282	2,281
Universal Health Realty Income Trust	70	2,278
Community Trust Bancorp, Inc.	87	2,277
Dollar Financial Corp.*	138	2,211
Getty Realty Corp.	90	2,209
Banco Latinoamericano de
Comercio Exterior SA	155	2,204
United Fire & Casualty Co.	120	2,148
American Equity Investment Life Holding Co.	300	2,106
Phoenix Companies, Inc.*	637	2,070
Bank of the Ozarks, Inc.	78	2,069
MarketAxess Holdings, Inc.*	171	2,061
Northwest Bancorp, Inc.	90	2,056
Tompkins Financial Corp.	47	2,054

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

First Financial Corp.	67	$2,053
eHealth, Inc.*	140	2,033
Simmons First National Corp.	70	2,017
SWS Group, Inc.	140	2,016
Duff & Phelps Corp. — Class A	104	1,993
Maiden Holdings Ltd.	274	1,992
Sun Communities, Inc.	90	1,937
First Potomac Realty Trust	166	1,919
National Financial Partners Corp.*	220	1,918
Hercules Technology Growth Capital, Inc.	192	1,885
SCBT Financial Corp.	67	1,883
DuPont Fabros Technology, Inc.*	141	1,880
WesBanco, Inc.	120	1,855
First Financial Bancorp	153	1,844
StellarOne Corp.	124	1,829
GAMCO Investors, Inc. — Class A	40	1,828
Southside Bancshares, Inc.	81	1,824
Oriental Financial Group	140	1,778
Amerisafe, Inc.*	103	1,777
Renasant Corp.	119	1,767
National Western Life Insurance Co. — Class A	10	1,760
Provident New York Bancorp	184	1,757
Berkshire Hills Bancorp, Inc.	80	1,755
Western Alliance Bancorp*	278	1,754
The PMI Group, Inc.	411	1,747
Cousins Properties, Inc.	206	1,706
iStar Financial, Inc.*	561	1,705
S&T Bancorp, Inc.	130	1,685
Riskmetrics Group, Inc.*	115	1,681
FelCor Lodging Trust, Inc.	371	1,681
CNA Surety Corp.*	102	1,652
Home Bancshares, Inc.	74	1,622
TradeStation Group, Inc.*	197	1,606
Urstadt Biddle Properties	110	1,605
Dime Community Bancshares	140	1,600
Beneficial Mutual Bancorp, Inc.*	174	1,589
Ocwen Financial Corp.*	138	1,562
Tejon Ranch Co.*	60	1,541
Capital Southwest Corp.	20	1,535
Sandy Spring Bancorp, Inc.	94	1,530
Lakeland Financial Corp.	74	1,528
Great Southern Bancorp, Inc.	64	1,517
First Bancorp, Inc.	84	1,516
Compass Diversified Trust	144	1,508
Pennsylvania Real Estate Investment Trust	198	1,507
Advance America Cash Advance Centers, Inc.	267	1,495
TowneBank	117	1,492
1st Source Corp.	91	1,483
MCG Capital Corp.*	354	1,483
Suffolk Bancorp	50	1,480
United America Indemnity Ltd. — Class A*	200	1,478

		MARKET
	SHARES	VALUE

SY Bancorp, Inc.	64	$1,478
Bancfirst Corp.	40	1,477
Pinnacle Financial Partners, Inc.*	115	1,462
Evercore Partners, Inc. — Class A	50	1,461
Calamos Asset Management, Inc. — Class A	111	1,450
Walter Investment Management Corp.	90	1,442
American Physicians Capital, Inc.	50	1,440
Westfield Financial, Inc.	170	1,440
FBL Financial Group, Inc. — Class A	74	1,438
Flushing Financial Corp.	123	1,402
Broadpoint Gleacher Securities, Inc.*	168	1,401
State Auto Financial Corp.	78	1,399
First Bancorp Puerto Rico	456	1,391
Univest Corporation of Pennsylvania	64	1,387
Amtrust Financial Services, Inc.	121	1,381
FPIC Insurance Group, Inc.*	40	1,342
Cedar Shopping Centers, Inc.	208	1,342
Northfield Bancorp, Inc.	104	1,331
Camden National Corp.	40	1,322
Harleysville National Corp.	247	1,317
Cardinal Financial Corp.	159	1,309
Ashford Hospitality Trust, Inc.*	377	1,304
Nelnet, Inc. — Class A*	104	1,294
Arrow Financial Corp.	47	1,293
Saul Centers, Inc.	40	1,284
BankFinancial Corp.	134	1,284
Danvers Bancorp, Inc.	94	1,277
Orrstown Financial Services, Inc.	33	1,275
SeaBright Insurance Holdings, Inc.*	110	1,256
TriCo Bancshares	76	1,246
Safeguard Scientifics, Inc.*	113	1,240
Washington Trust Bancorp, Inc.	70	1,226
American Capital Agency Corp.	43	1,223
NorthStar Realty Finance Corp.	347	1,218
Oppenheimer Holdings, Inc. — Class A	50	1,217
Education Realty Trust, Inc.	205	1,216
Stewart Information Services Corp.	96	1,188
Citizens, Inc.*	187	1,186
Heartland Financial USA, Inc.	80	1,180
Southwest Bancorp, Inc.	84	1,179
First Industrial Realty Trust, Inc.	224	1,176
MVC Capital, Inc.	133	1,168
U-Store-It Trust	186	1,162
United Community Banks, Inc.*	232	1,162
First Mercury Financial Corp.	87	1,159
Consolidated-Tomoka Land Co.	30	1,149
Westwood Holdings Group, Inc.	33	1,145
Presidential Life Corp.	110	1,140
Penson Worldwide Company, Inc.*	117	1,140
RAIT Financial Trust	384	1,129

70	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

CapLease, Inc.	280	$1,128
PMA Capital Corp.*	198	1,127
National Bankshares, Inc.	44	1,120
LaBranche & Company, Inc.*	328	1,115
Kearny Financial Corp.	107	1,115
ESSA Bancorp, Inc.	84	1,110
Columbia Banking Systems, Inc.	66	1,092
United Financial Bancorp, Inc.	94	1,089
German American Bancorp	70	1,086
Fifth Street Finance Corp.	99	1,082
Donegal Group, Inc. — Class A	70	1,081
Republic Bancorp, Inc.	53	1,058
Strategic Hotels & Resorts, Inc.*	405	1,049
Home Federal Bancorp, Inc.	91	1,039
BGC Partners, Inc. — Class A	241	1,031
Union Bankshares Corp.	82	1,021
Kite Realty Group Trust	244	1,017
PennantPark Investment Corp.	125	1,014
Gladstone Capital Corp.	113	1,009
Smithtown Bancorp, Inc.	87	1,004
Credit Acceptance Corp.*	30	966
Ames National Corp.	40	964
First Financial Holdings, Inc.	59	942
Encore Capital Group, Inc.*	70	941
Bank of Marin Bancorp	30	940
Baldwind & Lyons, Inc. — Class B	40	938
Lakeland Bancorp, Inc.	124	930
Abington Bancorp, Inc.	120	929
CNB Financial Corp.	54	927
American Physicians Service Group, Inc.	40	922
Harris & Harris Group, Inc.*	147	919
Agree Realty Corp.	40	917
First Bancorp, Inc.	49	911
NGP Capital Resources Co.	123	893
First Merchants Corp.	128	892
Nara Bancorp, Inc.	128	890
Diamond Hill Investment Group, Inc.*	15	870
South Financial Group, Inc.	588	864
US Global Investors, Inc. — Class A	70	863
American Safety Insurance Holdings Ltd.*	54	853
ViewPoint Financial Group	60	842
Capital City Bank Group, Inc.	58	824
MainSource Financial Group, Inc.	120	816
Monmouth Real Estate Investment Corp. — Class A	117	814
JMP Group, Inc.	84	811
Pacific Continental Corp.	76	800
FCStone Group, Inc.*	166	800
Wilshire Bancorp, Inc.	109	800

		MARKET
	SHARES	VALUE

First of Long Island Corp.	30	$798
Peoples Bancorp, Inc.	60	783
Peapack Gladstone Financial Corp.	48	771
Cogdell Spencer, Inc.	160	768
First Marblehead Corp.*	347	763
Gladstone Commercial Corp.	55	752
Bryn Mawr Bank Corp.	43	751
Oritani Financial Corp.	55	750
Bancorp Rhode Island, Inc.	30	749
Ramco-Gershenson Properties Trust	84	749
Glimcher Realty Trust	204	749
First Busey Corp.	158	743
Associated Estates Realty Corp.	77	741
Citizens & Northern Corp.	50	739
Home Bancorp, Inc.*	60	730
Bridge Bancorp, Inc.	30	730
TICC Capital Corp.	144	726
Sterling Bancorp	100	722
WSFS Financial Corp.	27	719
Life Partners Holdings, Inc.	40	716
Hersha Hospitality Trust	230	713
State Bancorp, Inc.	84	710
Kayne Anderson Energy Development Co.	51	675
Mission West Properties	100	673
ESB Financial Corp.	50	669
Shore Bancshares, Inc.	40	669
Medallion Financial Corp.	80	669
United Security Bancshares	30	666
Farmers Capital Bank Corp.	37	662
First Defiance Financial Corp.	44	656
American National Bankshares, Inc.	30	655
Resource Capital Corp.	120	653
Sanders Morris Harris Group, Inc.	110	650
Penns Woods Bancorp, Inc.	20	640
Virtus Investment Partners, Inc.*	41	640
EMC Insurance Group, Inc.	30	634
First Community Bancshares, Inc.	50	631
Financial Institutions, Inc.	63	628
Winthrop Realty Trust	64	623
Eagle Bancorp, Inc.*	64	613
Enterprise Financial Services Corp.	66	610
Northrim BanCorp, Inc.	40	610
Ameris Bancorp	85	605
Tower Bancorp, Inc.	23	604
Thomas Weisel Partners Group, Inc.*	113	603
Kohlberg Capital Corp.	100	603
Gladstone Investment Corp.	122	592
Rewards Network, Inc.*	43	591

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Epoch Holding Corp.	67	$586
Auburn National Bancorporation, Inc.	24	586
Oceanfirst Financial Corp.	50	580
Gramercy Capital Corp.*	237	576
Avatar Holdings, Inc.*	30	570
Main Street Capital Corp.	40	569
Asset Acceptance Capital Corp.*	78	565
Kansas City Life Insurance Co.	18	561
CoBiz Financial, Inc.	110	548
Sterling Savings Bank*	273	546
Mercer Insurance Group, Inc.	30	542
Alliance Financial Corp.	20	541
Citizens Banking Corp.*	710	540
UCBH Holdings, Inc.	674	539
Care Investment Trust, Inc.	70	537
FBR Capital Markets Corp.*	90	534
NewStar Financial, Inc.*	162	533
China Housing & Land Development, Inc.*	138	531
Ohio Valley Banc Corp.	20	530
Citizens Holding Co.	20	529
First Financial Northwest, Inc.	90	524
BlackRock Kelso Capital Corp.	70	519
Cardtronics, Inc.*	66	516
Meridian Interstate Bancorp, Inc.*	60	510
Dynex Capital, Inc.	60	506
Roma Financial Corp.	40	497
Merchants Bancshares, Inc.	23	491
Clifton Savings Bancorp, Inc.	50	490
CompuCredit Holdings Corp.*	104	490
Crawford & Co. — Class B*	110	485
Eastern Insurance Holdings, Inc.	50	477
National Interstate Corp.	27	473
Primus Guaranty Ltd.*	110	470
Washington Banking Co.	50	463
Anthracite Capital, Inc.*	439	461
Cape Bancorp, Inc.*	60	461
First South Bancorp, Inc.	40	460
Center Bancorp, Inc.	60	452
Yadkin Valley Financial Corp.	94	439
Enterprise Bancorp, Inc.	34	435
Century Bancorp, Inc.	20	434
Sierra Bancorp	36	432
Rockville Financial, Inc.	40	430
Bank of Kentucky Financial Corp.	20	423
NASB Financial, Inc.	16	421
Guaranty Bancorp*	284	420
Legacy Bancorp, Inc.	40	420
UMH Properties, Inc.	50	408
Central Pacific Financial Corp.	161	406
Hallmark Financial Services, Inc.*	50	403
Universal Insurance Holdings, Inc.	80	402
NYMAGIC, Inc.	23	397
West Bancorporation, Inc.	80	397
Chicopee Bancorp, Inc.*	30	396

		MARKET
	SHARES	VALUE

Midsouth Bancorp, Inc.	30	$396
Heritage Financial Corp.	30	395
Flagstar Bancorp, Inc.*	374	385
Peoples Financial Corp.	20	372
Triangle Capital Corp.	30	370
Sun Bancorp, Inc.*	70	370
Wilber Corp.	43	361
Resource America, Inc. — Class A	74	356
Pacific Capital Bancorp	245	353
Old Second Bancorp, Inc.	60	344
Bar Harbor Bankshares	10	340
Premierwest Bancorp	125	339
International Assets Holding Corp.*	20	330
Hampton Roads Bankshares, Inc.	110	317
Centerstate Banks of Florida, Inc.	40	316
Norwood Financial Corp.	10	311
Pzena Investment Management, Inc. — Class A*	37	302
Tree.com, Inc.*	40	302
Fox Chase Bancorp, Inc.*	30	301
First Acceptance Corp.*	102	275
First Financial Service Corp.	20	269
Banner Corp.	92	251
Kentucky First Federal Bancorp	20	250
Metro Bancorp, Inc.*	20	243
Old Point Financial Corp.	14	233
American Realty Investors, Inc.*	20	231
Bancorp, Inc.*	40	229
Northeast Community Bancorp, Inc.	30	221
Waterstone Financial, Inc.*	40	202
Prudential Bancorp of Pennsylvania, Inc.	20	201
Brooklyn Federal Bancorp, Inc.	16	195
Santander BanCorp*	20	195
Republic First Bancorp, Inc.*	40	182
K-Fed Bancorp	20	180
Cheviot Financial Corp.	20	171
Porter Bancorp, Inc.	10	163
Independence Holding Co.	26	153
First California Financial Group, Inc.*	30	144
QC Holdings, Inc.	20	135
Transcontinental Realty Investors, Inc.*	10	117
Heritage Financial Group	14	116
California First National Bancorp.	10	111
Doral Financial Corp.*	29	107

Total Financials		930,666

INDUSTRIALS 4.9%
Nordson Corp.	184	10,321
GrafTech International Ltd.*	668	9,820
Watson Wyatt Worldwide, Inc.	222	9,670

72	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

EMCOR Group, Inc.*	374	$9,470
Curtiss-Wright Corp.	263	8,976
Tetra Tech, Inc.*	338	8,967
Clarcor, Inc.	281	8,812
Regal-Beloit Corp.	188	8,593
Brady Corp. — Class A	284	8,156
American Superconductor Corp.*	243	8,150
JetBlue Airways Corp.*	1,326	7,929
Woodward Governor Co.	322	7,812
Avis Budget Group, Inc.*	571	7,629
Baldor Electric Co.	275	7,518
Teledyne Technologies, Inc.*	207	7,450
UAL Corp.*	807	7,441
Esterline Technologies Corp.*	187	7,332
United Stationers, Inc.*	153	7,284
Acuity Brands, Inc.	224	7,215
Watsco, Inc.	133	7,170
Moog, Inc. — Class A*	240	7,080
Hexcel Corp.*	544	6,223
Clean Harbors, Inc.*	110	6,189
Belden, Inc.	265	6,121
ESCO Technologies, Inc.*	155	6,107
Granite Construction, Inc.	195	6,033
Geo Group, Inc.*	297	5,990
Kaydon Corp.	184	5,965
HNI Corp.	251	5,924
MPS Group, Inc.*	544	5,723
ABM Industries, Inc.	272	5,723
Middleby Corp.*	104	5,721
Alaska Air Group, Inc.*	212	5,679
Genesee & Wyoming, Inc. — Class A*	183	5,549
Heico Corp.	124	5,377
Herman Miller, Inc.	317	5,360
Briggs & Stratton Corp.	276	5,357
Knight Transportation, Inc.	314	5,269
Simpson Manufacturing Company, Inc.	207	5,229
Corporate Executive Board Co.	204	5,080
Applied Industrial Technologies, Inc.	240	5,078
Deluxe Corp.	294	5,027
Mueller Industries, Inc.	209	4,989
EnerSys*	224	4,955
SkyWest, Inc.	297	4,924
Universal Forest Products, Inc.	124	4,893
Otter Tail Power Co.	203	4,858
Watts Industries, Inc. — Class A	159	4,810
Rollins, Inc.	255	4,807
AAR Corp.*	214	4,695
Old Dominion Freight Line, Inc.*	154	4,686
Barnes Group, Inc.	274	4,683
Orbital Sciences Corp.*	310	4,641
Healthcare Services Group, Inc.	249	4,572
HUB Group, Inc. — Class A*	197	4,501
Werner Enterprises, Inc.	241	4,490

		MARKET
	SHARES	VALUE

CoStar Group, Inc.*	108	$4,452
A.O. Smith Corp.	116	4,420
Actuant Corp. — Class A	274	4,400
Resources Connection, Inc.*	254	4,333
Triumph Group, Inc.	90	4,319
AirTran Holdings, Inc.*	676	4,225
Arkansas Best Corp.	139	4,162
EnergySolutions, Inc.	435	4,011
Mine Safety Appliances Co.	144	3,961
Insituform Technologies, Inc. — Class A*	204	3,905
Forward Air Corp.	168	3,889
SYKES Enterprises, Inc.*	185	3,852
Heartland Express, Inc.	267	3,845
Beacon Roofing Supply, Inc.*	239	3,819
Navigant Consulting, Inc.*	275	3,712
Korn/Ferry International*	248	3,618
TrueBlue, Inc.*	254	3,574
Mastec, Inc.*	294	3,572
Mobile Mini, Inc.*	204	3,541
Mueller Water Products, Inc. — Class A	643	3,524
Ameron International Corp.	50	3,499
Franklin Electric Company, Inc.	122	3,498
United Rentals, Inc.*	337	3,471
II-VI, Inc.*	136	3,460
US Airways Group, Inc.*	730	3,431
Allegiant Travel Co.*	90	3,428
American Science & Engineering, Inc.	50	3,402
Robbins & Myers, Inc.	144	3,381
Chart Industries, Inc.*	154	3,325
Layne Christensen Co.*	100	3,205
Quanex Building Products Corp.	216	3,102
Badger Meter, Inc.	80	3,095
Cubic Corp.	78	3,079
Tutor Perini Corp.*	144	3,067
Kaman Corp. — Class A	138	3,033
Administaff, Inc.	114	2,995
Energy Conversion Devices, Inc.*	258	2,988
Albany International Corp. — Class A	154	2,988
John Bean Technologies Corp.	164	2,980
Huron Consulting Group, Inc.*	115	2,970
Dollar Thrifty Automotive Group, Inc.*	119	2,926
Interline Brands, Inc.*	173	2,915
Tennant Co.	100	2,906
Atlas Air Worldwide Holdings, Inc.*	90	2,877
Knoll, Inc.	274	2,858
Genco Shipping & Trading Ltd.	137	2,847
Raven Industries, Inc.	104	2,780
Mcgrath Rentcorp	130	2,765
Amerco, Inc.*	60	2,752

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Circor International, Inc.	97	$2,741
GeoEye, Inc.*	100	2,680
Aircastle Ltd.	277	2,679
Ceradyne, Inc.*	144	2,640
Lindsay Manufacturing Co.	67	2,638
RBC Bearings, Inc.*	113	2,636
Dycom Industries, Inc.*	214	2,632
AZZ, Inc.*	65	2,611
Comfort Systems USA, Inc.	214	2,480
Viad Corp.	124	2,469
Steelcase, Inc. — Class A	397	2,465
Astec Industries, Inc.*	96	2,445
Griffon Corp.*	240	2,417
ACCO Brands Corp.*	334	2,411
Tredegar Corp.	166	2,407
Apogee Enterprises, Inc.	160	2,403
G & K Services, Inc. — Class A	107	2,371
Encore Wire Corp.	106	2,368
Exponent, Inc.*	84	2,366
Ennis, Inc.	146	2,355
DynCorp International, Inc. — Class A*	130	2,340
Heidrick & Struggles International, Inc.	100	2,326
School Specialty, Inc.*	97	2,301
EnPro Industries, Inc.*	100	2,286
Rush Enterprises, Inc. — Class A*	174	2,248
Hawaiian Holdings, Inc.*	271	2,238
Interface, Inc. — Class A	267	2,216
Force Protection, Inc.*	397	2,168
Gorman-Rupp Co.	86	2,142
Microvision, Inc.*	388	2,138
American Ecology Corp.	114	2,132
MYR Group, Inc.*	100	2,109
ATC Technology Corp.*	106	2,095
Blount International, Inc.*	221	2,093
Gibraltar Industries, Inc.	154	2,044
Evergreen Solar, Inc.*	1,049	2,014
Orion Marine Group, Inc.*	98	2,013
Advisory Board Co.*	80	2,011
Cenveo, Inc.*	290	2,007
Kforce, Inc.*	164	1,971
American Reprographics Co.*	207	1,971
Applied Signal Technology, Inc.	84	1,955
Federal Signal Corp.	269	1,934
RSC Holdings, Inc.*	266	1,934
Kelly Services, Inc. — Class A	157	1,931
CRA International, Inc.*	70	1,910
K-Tron International, Inc.*	20	1,904
Aerovironment, Inc.*	67	1,882
Powell Industries, Inc.*	49	1,881
DigitalGlobe, Inc.*	84	1,879
Northwest Pipe Co.*	56	1,878
Ener1, Inc.*	271	1,875
Stanley, Inc.*	72	1,852

		MARKET
	SHARES	VALUE

Freightcar America, Inc.	76	$1,847
CBIZ, Inc.*	247	1,843
Michael Baker Corp.*	50	1,817
NACCO Industries, Inc. — Class A	30	1,802
Titan International, Inc.	201	1,789
Spherion Corp.*	287	1,782
LB Foster Co. — Class A*	57	1,743
Taser International, Inc.*	366	1,728
EnerNOC, Inc.*	52	1,724
Republic Airways Holdings, Inc.*	180	1,679
Team, Inc.*	98	1,661
H&E Equipment Services, Inc.*	146	1,654
Altra Holdings, Inc.*	144	1,611
American Commercial Lines, Inc.*	55	1,602
Great Lakes Dredge & Dock Co.	227	1,584
Trex Company, Inc.*	86	1,565
YRC Worldwide, Inc.*	350	1,557
Polypore International, Inc.*	120	1,549
ICF International, Inc.*	50	1,516
Acacia Research — Acacia Technologies*	174	1,516
Columbus McKinnon Corp. — Class A*	100	1,515
FuelCell Energy, Inc.*	354	1,512
Cornell Companies, Inc.*	67	1,503
Ladish Company, Inc.*	99	1,498
M&F Worldwide Corp.*	74	1,498
Consolidated Graphics, Inc.*	59	1,472
Celadon Group, Inc.*	130	1,470
China Fire & Security Group, Inc.*	76	1,459
Colfax Corp.*	137	1,456
Sterling Construction Company, Inc.*	80	1,433
Sun Hydraulics Corp.	68	1,432
Gencorp, Inc.*	267	1,431
Broadwind Energy, Inc.*	181	1,428
Ampco-Pittsburgh Corp.	53	1,409
AAON, Inc.	70	1,406
First Advantage Corp. — Class A*	74	1,373
Standex International Corp.	68	1,348
Cascade Corp.	50	1,337
Argon ST, Inc.*	70	1,333
Kimball International, Inc. — Class B	174	1,328
Dynamic Materials Corp.	66	1,317
Marten Transport Ltd.*	77	1,314
Tecumseh Products Co. — Class A*	108	1,224
Insteel Industries, Inc.	100	1,195
On Assignment, Inc.*	202	1,182

74	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Advanced Battery Technologies, Inc.*	271	$1,176
TAL International Group, Inc.	81	1,152
Ducommun, Inc.	60	1,135
Saia, Inc.*	70	1,126
Fuel Tech, Inc.*	100	1,120
Horizon Lines, Inc. — Class A	174	1,105
PMFG, Inc.*	84	1,080
Air Transport Services Group, Inc.*	307	1,062
Greenbrier Companies, Inc.	90	1,054
Energy Recovery, Inc.*	181	1,053
Pike Electric Corp.*	87	1,042
China BAK Battery, Inc.*	210	1,039
Schawk, Inc.	88	1,027
Hill International, Inc.*	143	1,015
GT Solar International, Inc.*	174	1,011
Herley Industries, Inc.*	77	1,005
Houston Wire & Cable Co.	90	995
Eagle Bulk Shipping, Inc.	193	990
American Woodmark Corp.	50	967
International Shipholding Corp.	30	924
3D Systems Corp.*	100	923
Harbin Electric, Inc.*	53	895
Volt Information Sciences, Inc.*	73	892
Diamond Management & Technology Consultants, Inc.	130	891
APAC Teleservices, Inc.*	150	887
Aceto Corp.	133	878
Titan Machinery, Inc.*	70	876
Vicor Corp.*	113	872
Kadant, Inc.*	70	849
CDI Corp.	60	843
Power-One, Inc.*	424	827
Furmanite Corp.*	190	819
Courier Corp.	54	818
Met-Pro Corp.	84	814
LaBarge, Inc.*	72	810
Textainer Group Holdings Ltd.	50	801
Graham Corp.	51	793
Bowne & Company, Inc.	102	785
Dynamex, Inc.*	48	784
VSE Corp.	20	780
Multi-Color Corp.	50	772
Innerworkings, Inc.*	154	761
Patriot Transportation Holding, Inc.*	10	755
Standard Parking Corp.*	43	752
Pacer International, Inc.	194	749
Perma-Fix Environmental Services*	297	695
Hurco Companies, Inc.*	40	683
Fushi Copperweld, Inc.*	80	677
LSI Industries, Inc.	100	665
Ultrapetrol Bahamas Ltd.*	134	659
USA Truck, Inc.*	50	635

		MARKET
	SHARES	VALUE

Ascent Solar Technologies, Inc.*	84	$633
GP Strategies Corp.*	84	629
Twin Disc, Inc.	50	624
PowerSecure International, Inc.*	91	617
Miller Industries, Inc. — Class A*	54	594
Standard Register Co.	100	588
Alamo Group, Inc.	37	585
Universal Truckload Services, Inc.	35	578
TBS International Ltd. — Class A*	66	574
Odyssey Marine Exploration, Inc.*	306	569
DXP Enterprises, Inc.*	50	558
Flow International Corp.*	214	554
LMI Aerospace, Inc.*	54	542
Argan, Inc.*	40	538
ICT Group, Inc.*	50	525
American Railcar Industries, Inc.	49	520
COMSYS IT Partners, Inc.*	80	512
Ultralife Batteries, Inc.*	83	503
Valence Technology, Inc.*	277	499
Todd Shipyards Corp.	30	493
Flanders Corp.*	94	485
Trimas Corp.*	94	479
Eastern Co.	30	477
SmartHeat, Inc.*	40	475
Astronics Corp.*	50	470
Metalico, Inc.*	107	446
CAI International, Inc.*	60	442
Sauer, Inc.	56	430
North American Galvanizing & Coating, Inc.*	70	425
Barrett Business Services, Inc.	40	423
Waste Services, Inc.*	90	416
Willis Lease Finance Corp.*	30	410
Builders FirstSource, Inc.*	94	410
Franklin Covey Co.*	70	410
Preformed Line Products Co.	10	401
NCI Building Systems, Inc.*	116	371
Chase Corp.	30	351
Satcon Technology Corp.*	204	349
Lawson Products, Inc.	20	348
Omega Flex, Inc.	20	335
Orion Energy Systems, Inc.*	95	297
Primoris Services Corp.	40	288
Portec Rail Products, Inc.	30	285
BlueLinx Holdings, Inc.*	70	281
Heritage-Crystal Clean, Inc.*	20	255
Integrated Electrical Services, Inc.*	30	242
United Capital Corp.*	10	231
AMREP Corp.*	10	132

Total Industrials		780,831

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

HEALTH CARE 4.4%
Owens & Minor, Inc.	254	$11,493
Steris Corp.	348	10,597
Human Genome Sciences, Inc.*	551	10,370
Thoratec Corp.*	324	9,807
Onyx Pharmaceuticals, Inc.*	321	9,620
NuVasive, Inc.*	207	8,644
Quality Systems, Inc.	140	8,620
Auxilium Pharmaceuticals, Inc.*	248	8,484
Psychiatric Solutions, Inc.*	314	8,403
Haemonetics Corp.*	140	7,857
Healthsouth Corp.*	485	7,585
Varian, Inc.*	148	7,557
Immucor, Inc.*	419	7,416
Isis Pharmaceuticals, Inc.*	509	7,416
West Pharmaceutical Services, Inc.	182	7,391
Medicis Pharmaceutical Corp. — Class A	343	7,323
PSS World Medical, Inc.*	334	7,291
Masimo Corp.*	277	7,257
athenahealth, Inc.*	182	6,983
American Medical Systems Holdings, Inc.*	405	6,853
Regeneron Pharmaceuticals, Inc.*	345	6,658
Cubist Pharmaceuticals, Inc.*	328	6,626
Amedisys, Inc.*	151	6,588
Dionex Corp.*	100	6,497
AMERIGROUP Corp.*	284	6,296
WellCare Health Plans, Inc.*	254	6,261
Eclipsys Corp.*	318	6,137
Magellan Health Services, Inc.*	194	6,026
Salix Pharmaceuticals Ltd.*	274	5,825
HMS Holdings Corp.*	152	5,811
Catalyst Health Solutions, Inc.*	191	5,568
Meridian Bioscience, Inc.	214	5,352
Chemed Corp.	120	5,267
PDL BioPharma, Inc.	661	5,209
Nektar Therapeutics*	531	5,172
Savient Pharmaceuticals, Inc.*	337	5,122
MedAssets, Inc.*	216	4,875
ev3, Inc.*	396	4,875
Alkermes, Inc.*	520	4,779
Acorda Therapeutics, Inc.*	205	4,772
Seattle Genetics, Inc.*	332	4,658
Theravance, Inc.*	318	4,656
Alnylam Pharmaceuticals, Inc.*	204	4,627
Align Technology, Inc.*	317	4,508
Volcano Corp.*	267	4,491
Gentiva Health Services, Inc.*	175	4,377
Parexel International Corp.*	320	4,349
Luminex Corp.*	246	4,182
Centene Corp.*	220	4,167

		MARKET
	SHARES	VALUE

Cepheid, Inc.*	315	$4,164
Medivation, Inc.*	152	4,125
Par Pharmaceutical Companies, Inc.*	190	4,087
Martek Biosciences Corp.*	180	4,066
AMAG Pharmaceuticals, Inc.*	93	4,062
Viropharma, Inc.*	420	4,040
Vivus, Inc.*	386	4,034
Wright Medical Group, Inc.*	223	3,983
Exelixis, Inc.*	590	3,764
Invacare Corp.	160	3,565
Kindred Healthcare, Inc.*	217	3,522
AmSurg Corp.*	164	3,482
InterMune, Inc.*	218	3,473
Healthspring, Inc.*	282	3,454
Affymetrix, Inc.*	393	3,451
Phase Forward, Inc.*	242	3,398
Genoptix, Inc.*	97	3,374
Conceptus, Inc.*	181	3,356
Geron Corp.*	511	3,352
Integra LifeSciences Holdings Corp.*	98	3,347
Conmed Corp.*	173	3,316
Medicines Co.*	294	3,237
Impax Laboratories, Inc.*	364	3,181
XenoPort, Inc.*	148	3,142
Emergency Medical Services Corp.*	67	3,115
inVentiv Health, Inc.*	185	3,095
MannKind Corp.*	304	2,994
PharMerica Corp.*	160	2,971
Cell Therapeutics, Inc.*	2,410	2,964
Bruker Corp.*	277	2,956
Abaxis, Inc.*	109	2,916
Landauer, Inc.	53	2,914
IPC The Hospitalist Co.	91	2,862
MWI Veterinary Supply, Inc.*	71	2,836
Orthofix International N.V.*	96	2,821
Healthways, Inc.*	184	2,819
Celera Corp.*	447	2,785
Incyte Corp.*	407	2,747
ICU Medical, Inc.*	74	2,728
SonoSite, Inc.*	103	2,725
Merit Medical Systems, Inc.*	156	2,703
Emeritus Corp.*	123	2,700
Pharmasset, Inc.*	127	2,685
Greatbatch, Inc.*	118	2,651
LHC Group, Inc.*	88	2,634
Facet Biotech Corp.*	152	2,628
Allos Therapeutics, Inc.*	361	2,617
Analogic Corp.	70	2,591
Sirona Dental Systems, Inc.*	87	2,588
Neogen Corp.*	80	2,583

76	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Halozyme Therapeutics, Inc.*	356	$2,531
Computer Programs & Systems, Inc.	60	2,485
Zoll Medical Corp.*	112	2,410
Natus Medical, Inc.*	155	2,392
Air Methods Corp.*	72	2,345
Quidel Corp.*	144	2,337
SurModics, Inc.*	94	2,312
ImmunoGen, Inc.*	285	2,311
RehabCare Group, Inc.*	106	2,299
Cyberonics, Inc.*	144	2,295
Odyssey HealthCare, Inc.*	180	2,250
Optimer Pharmaceuticals, Inc.*	166	2,246
Enzon Pharmaceuticals, Inc.*	263	2,170
Momenta Pharmaceuticals, Inc.*	199	2,111
Sun Healthcare Group, Inc.*	244	2,108
DexCom, Inc.*	265	2,101
Omnicell, Inc.*	188	2,094
Triple-S Management Corp. — Class B*	124	2,079
Bio-Reference Labs, Inc.*	60	2,064
Symmetry Medical, Inc.*	196	2,033
Hanger Orthopedic Group, Inc.*	144	1,997
Immunomedics, Inc.*	351	1,938
Angiodynamics, Inc.*	140	1,929
Affymax, Inc.*	80	1,911
Res-Care, Inc.*	134	1,904
Questcor Pharmaceuticals, Inc.*	332	1,833
Arena Pharmaceuticals, Inc.*	408	1,824
Emergent Biosolutions, Inc.*	102	1,801
Sangamo Biosciences, Inc.*	218	1,790
ABIOMED, Inc.*	184	1,787
Palomar Medical Technologies, Inc.*	110	1,783
Insulet Corp.*	156	1,752
AMN Healthcare Services, Inc.*	184	1,750
Cadence Pharmaceuticals, Inc.*	154	1,703
BioScrip, Inc.*	250	1,690
Vanda Pharmaceuticals, Inc.*	144	1,676
Cypress Bioscience, Inc.*	205	1,675
Molina Healthcare, Inc.*	80	1,655
Cross Country Healthcare, Inc.*	176	1,639
Orthovita, Inc.*	367	1,611
Endologix, Inc.*	257	1,591
eResearch Technology, Inc.*	227	1,589
Rigel Pharmaceuticals, Inc.*	193	1,583
Protalix BioTherapeutics, Inc.*	190	1,569
Genomic Health, Inc.*	70	1,530
National Healthcare Corp.	40	1,492
Accuray, Inc.*	228	1,482
Ardea Biosciences, Inc.*	80	1,466
Novavax, Inc.*	370	1,465
Ligand Pharmaceuticals, Inc. — Class B*	633	1,462

		MARKET
	SHARES	VALUE

Assisted Living Concepts, Inc. — Class A*	70	$1,450
Enzo Biochem, Inc.*	194	1,374
Kendle International, Inc.*	82	1,371
Universal American Financial Corp.*	144	1,356
GTx, Inc.*	105	1,344
I-Flow Corp.*	116	1,321
Spectranetics Corp.*	204	1,308
Atrion Corp.	9	1,300
Cytokinetics, Inc.*	244	1,291
Zymogenetics, Inc.*	213	1,287
Spectrum Pharmaceuticals, Inc.*	190	1,279
RTI Biologics, Inc.*	293	1,275
Hemispherx Biopharma, Inc.*	614	1,228
CryoLife, Inc.*	154	1,227
Depomed, Inc.*	280	1,224
Metabolix, Inc.*	118	1,213
Durect Corp.*	448	1,196
Dyax Corp.*	333	1,195
Pozen, Inc.*	162	1,192
Almost Family, Inc.*	40	1,190
SIGA Technologies, Inc.*	150	1,183
Obagi Medical Products, Inc.*	100	1,160
Corvel Corp.*	40	1,136
IRIS International, Inc.*	100	1,130
Albany Molecular Research, Inc.*	130	1,126
TomoTherapy, Inc.*	260	1,126
Kensey Nash Corp.*	38	1,100
Arqule, Inc.*	240	1,090
Sequenom, Inc.*	335	1,082
Aspect Medical Systems, Inc.*	90	1,078
Micromet, Inc.*	160	1,066
Micrus Endovascular Corp.*	82	1,062
Vital Images, Inc.*	83	1,039
NPS Pharmaceuticals, Inc.*	258	1,037
American Dental Partners, Inc.*	74	1,036
BioMimetic Therapeutics, Inc.*	84	1,026
Cantel Medical Corp.*	68	1,024
Clinical Data, Inc.*	61	1,017
Somanetics Corp.*	63	1,016
Poniard Pharmaceuticals, Inc.*	134	1,002
Santarus, Inc.*	304	1,000
Nabi Biopharmaceuticals*	278	998
Chindex International, Inc.*	78	981
Pain Therapeutics, Inc.*	193	977
Idera Pharmaceuticals, Inc.*	131	971
StemCells, Inc.*	581	947
BioCryst Pharmaceuticals, Inc.*	114	939
Cambrex Corp.*	149	939
Lexicon Genetics, Inc.*	439	935
Discovery Laboratories, Inc.*	685	932
Repligen Corp.*	181	907

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Hi-Tech Pharmacal Company, Inc.*	40	$898
Maxygen, Inc.*	134	896
SuperGen, Inc.*	334	892
Orexigen Therapeutics, Inc.*	90	886
Ensign Group, Inc.	63	884
CardioNet, Inc.*	130	874
Nighthawk Radiology Holdings, Inc.*	120	868
Electro-Optical Sciences, Inc.*	90	862
Vascular Solutions, Inc.*	104	860
Inspire Pharmaceuticals, Inc.*	164	856
Curis, Inc.*	364	852
Progenics Pharmaceuticals, Inc.*	162	849
US Physical Therapy, Inc.*	56	844
Skilled Healthcare Group, Inc. — Class A*	104	835
SciClone Pharmaceuticals, Inc.*	194	826
Ista Pharmaceuticals, Inc.*	184	821
Exactech, Inc.*	52	818
Sunrise Senior Living, Inc.*	269	815
Medical Action Industries, Inc.*	67	809
Accelrys, Inc.*	139	806
Alliance Imaging, Inc.*	142	804
NxStage Medical, Inc.*	120	803
Synovis Life Technologies, Inc.*	58	800
Alphatec Holdings, Inc.*	172	791
Young Innovations, Inc.	30	789
OraSure Technologies, Inc.*	271	786
Ariad Pharmaceuticals, Inc.*	350	777
Clarient, Inc.*	184	775
Rochester Medical Corp.*	64	771
Capital Senior Living Corp.*	125	763
Myriad Pharmaceuticals, Inc.*	127	744
AVANIR Pharmaceuticals, Inc. — Class A*	354	736
Amicus Therapeutics, Inc.*	84	735
BMP Sunstone Corp.*	180	733
OncoGenex Pharmaceutical, Inc.*	20	720
Allied Healthcare International, Inc.*	254	711
AMICAS, Inc.*	197	709
ATS Medical, Inc.*	264	708
Bovie Medical Corp.*	90	707
Medcath Corp.*	80	702
Cynosure, Inc.*	60	699
Transcend Services, Inc.*	40	699
Health Grades, Inc.*	140	693
Neurocrine Biosciences, Inc.*	221	674
Stereotaxis, Inc.*	150	669
America Service Group, Inc.	40	662
LCA-Vision, Inc.*	94	659
Array Biopharma, Inc.*	275	655
Allion Healthcare, Inc.*	110	644
Biospecifics Technologies Corp.*	20	640
Cutera, Inc.*	74	640

		MARKET
	SHARES	VALUE

KV Pharmaceutical Co.*	208	$639
Infinity Pharmaceuticals, Inc.*	100	623
Rockwell Medical Technologies, Inc.*	80	622
Osiris Therapeutics, Inc.*	92	613
HeartWare International, Inc.*	20	600
Delcath Systems, Inc.*	120	589
Utah Medical Products, Inc.	20	586
Harvard Bioscience, Inc.*	154	584
Insmed, Inc.*	711	583
Providence Service Corp.*	50	583
Cytori Therapeutics, Inc.*	146	577
Merge Healthcare, Inc.*	140	575
Molecular Insight Pharmaceuticals, Inc.*	104	575
Vical, Inc.*	134	571
MAKO Surgical Corp.*	64	561
AVI BioPharma, Inc.*	321	552
Javelin Pharmaceuticals, Inc.*	269	525
Virtual Radiologic Corp.*	40	521
Biodel, Inc.*	96	516
Hansen Medical, Inc.*	147	515
Metropolitan Health Networks, Inc.*	234	510
Continucare Corp.*	164	495
NeurogesX, Inc.*	60	480
Home Diagnostics, Inc.*	70	473
NovaMed, Inc.*	100	453
EnteroMedics, Inc.*	94	450
RadNet, Inc.*	170	440
Nanosphere, Inc.*	60	430
Opko Health, Inc.*	188	429
Akorn, Inc.*	310	425
Idenix Pharmaceuticals, Inc.*	137	423
Lannet Company, Inc.*	55	411
Life Sciences Research, Inc.*	50	398
Cardiac Science Corp.*	98	392
Adolor Corp.*	244	388
TranS1, Inc.*	76	366
Cardiovascular Systems, Inc.*	50	364
Chelsea Therapeutics International, Inc.*	140	351
ARYx Therapeutics, Inc.*	110	344
Cardium Therapeutics, Inc.*	210	340
Celldex Therapeutics, Inc.*	60	329
Sucampo Pharmaceuticals, Inc. — Class A*	56	326
Synta Pharmaceuticals Corp.*	104	322
MedQuist, Inc.	50	318
MAP Pharmaceuticals, Inc.*	30	314
Caraco Pharmaceuticals Laboratories Ltd.*	60	305
Matrixx Initiatives, Inc.*	50	284
Cornerstone Therapeutics, Inc.*	40	262
National Research Corp.	10	241
BioDelivery Sciences International, Inc.*	50	240

78	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

MiddleBrook Pharmaceuticals, Inc.*	204	$235
American Caresource Holdings, Inc.*	50	219
Acura Pharmaceuticals, Inc.*	37	189
OXiGENE, Inc.*	110	156
Repros Therapeutics, Inc.*	50	45

Total Health Care		696,940

CONSUMER DISCRETIONARY 4.3%
Tupperware Brands Corp.	360	14,371
Bally Technologies, Inc.*	331	12,700
The Warnaco Group, Inc.*	257	11,272
J. Crew Group, Inc.*	290	10,388
Tractor Supply Co.*	197	9,539
Jones Apparel Group, Inc.	491	8,804
Gymboree Corp.*	173	8,370
Carter’s, Inc.*	313	8,357
Corinthian Colleges, Inc.*	434	8,055
Tempur-Pedic International, Inc.*	412	7,803
Fossil, Inc.*	271	7,710
Eastman Kodak Co.	1,514	7,237
Men’s Wearhouse, Inc.	292	7,212
Deckers Outdoor Corp.*	84	7,127
Wolverine World Wide, Inc.	280	6,955
Polaris Industries, Inc.	170	6,933
Rent-A-Center, Inc.*	364	6,872
Matthews International Corp. — Class A	184	6,510
Jack in the Box, Inc.*	317	6,495
Sotheby’s	370	6,375
Collective Brands, Inc.*	367	6,360
Cheesecake Factory, Inc.*	337	6,241
Life Time Fitness, Inc.*	220	6,171
Brunswick Corp.	507	6,074
Coinstar, Inc.*	174	5,739
Pool Corp.	258	5,733
Cooper Tire & Rubber Co.	317	5,573
OfficeMax, Inc.*	434	5,460
Lululemon Athletica, Inc.*	234	5,323
Capella Education Co.*	79	5,320
Bob Evans Farms, Inc.	181	5,260
AnnTaylor Stores Corp.*	327	5,196
Vail Resorts, Inc.*	150	5,031
Buckle, Inc.	145	4,950
Orient-Express Hotels Ltd. — Class A	427	4,915
Valassis Communications, Inc.*	274	4,899
Under Armour, Inc.*	175	4,870
Ryland Group, Inc.	226	4,762
P.F. Chang’s China Bistro, Inc.*	140	4,756
American Greetings Corp. — Class A	210	4,683
Saks, Inc.*	684	4,665
Jos. A. Bank Clothiers, Inc.*	100	4,477
Blue Nile, Inc.*	70	4,348
Dress Barn, Inc.*	236	4,231

		MARKET
	SHARES	VALUE

National CineMedia, Inc.	245	$4,158
Cracker Barrel Old Country Store, Inc.	120	4,128
Children’s Place Retail Stores, Inc.*	137	4,105
Dillard’s, Inc. — Class A	290	4,089
Sonic Corp.*	358	3,959
Buffalo Wild Wings, Inc.*	94	3,911
Dana Holding Corp.*	573	3,902
Live Nation, Inc.*	474	3,882
Jo-Ann Stores, Inc.*	144	3,864
American Public Education, Inc.*	111	3,856
Sally Beauty Holdings, Inc.*	537	3,818
True Religion Apparel, Inc.*	147	3,812
Meritage Homes Corp.*	183	3,715
Iconix Brand Group, Inc.*	294	3,666
Helen of Troy Ltd.*	188	3,653
99 Cents Only Stores*	270	3,631
Gaylord Entertainment Co.*	180	3,618
Unifirst Corp.	80	3,556
Timberland Co. — Class A*	254	3,536
CEC Entertainment, Inc.*	135	3,491
HSN, Inc.*	210	3,419
Pinnacle Entertainment, Inc.*	335	3,414
Group 1 Automotive, Inc.	127	3,410
Tenneco, Inc.*	255	3,325
Charming Shoppes, Inc.*	669	3,285
Regis Corp.	210	3,255
ArvinMeritor, Inc.	411	3,214
CROCS, Inc.*	481	3,199
Arbitron, Inc.	154	3,197
Cato Corp. — Class A	154	3,125
CKE Restaurants, Inc.	294	3,084
Cabela’s, Inc. — Class A*	230	3,068
Monro Muffler Brake, Inc.	94	2,988
Steven Madden Ltd.*	80	2,945
Texas Roadhouse, Inc.*	276	2,931
Fred’s, Inc.	230	2,928
Scholastic Corp.	120	2,921
Skechers U.S.A., Inc. — Class A*	170	2,914
Harte-Hanks, Inc.	210	2,904
Steiner Leisure Ltd.*	80	2,861
Hibbett Sports, Inc.*	155	2,826
Interval Leisure Group, Inc.*	224	2,796
Stage Stores, Inc.	214	2,773
Shuffle Master, Inc.*	294	2,769
Belo Corp. — Class A	507	2,743
Ulta Salon Cosmetics & Fragrance, Inc.*	164	2,708
Winnebago Industries, Inc.*	184	2,707
Papa John’s International, Inc.*	110	2,703
NutriSystem, Inc.	177	2,701
Pep Boys-Manny Moe & Jack	274	2,677
Fuel Systems Solutions, Inc.*	74	2,663
Genesco, Inc.*	110	2,648

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Callaway Golf Co.	347	$2,641
Coldwater Creek, Inc.*	317	2,599
Liz Claiborne, Inc.	527	2,598
Ticketmaster Entertainment, Inc.*	214	2,502
Columbia Sportswear Co.	60	2,470
PetMed Express, Inc.	130	2,450
Universal Technical Institute, Inc.*	124	2,443
Ethan Allen Interiors, Inc.	148	2,442
La-Z-Boy, Inc.	280	2,422
Asbury Automotive Group, Inc.*	188	2,384
Finish Line, Inc. — Class A	233	2,367
Stewart Enterprises, Inc. — Class A	451	2,359
Citi Trends, Inc.*	82	2,335
Jakks Pacific, Inc.*	163	2,334
Exide Technologies*	287	2,287
Ameristar Casinos, Inc.	144	2,272
K12, Inc.*	137	2,258
DineEquity, Inc.	90	2,227
Charlotte Russe Holding, Inc.*	127	2,222
Ruby Tuesday, Inc.*	259	2,181
Drew Industries, Inc.*	100	2,169
CKX, Inc.*	314	2,107
Dolan Media Co.*	175	2,098
Standard-Pacific Corp.*	568	2,096
Pre-Paid Legal Services, Inc.*	40	2,032
The Wet Seal, Inc. — Class A*	533	2,015
Cinemark Holdings, Inc.	194	2,010
Quiksilver, Inc.*	724	1,991
National Presto Industries, Inc.	23	1,990
Brown Shoe Company, Inc.	244	1,957
RCN Corp.*	210	1,953
Churchill Downs, Inc.	50	1,925
Pier 1 Imports, Inc.*	497	1,923
Shutterfly, Inc.*	114	1,896
Domino’s Pizza, Inc.*	214	1,892
Pacific Sunwear of California, Inc.*	367	1,890
Zumiez, Inc.*	115	1,887
Stein Mart, Inc.*	148	1,881
Peet’s Coffee & Tea, Inc.*	66	1,863
Red Robin Gourmet Burgers, Inc.*	90	1,838
Big 5 Sporting Goods Corp.	120	1,812
Ascent Media Corp. — Class A*	70	1,792
Hot Topic, Inc.*	239	1,790
Modine Manufacturing Co.	193	1,789
Ambassadors Group, Inc.	113	1,768
Lumber Liquidators, Inc.*	81	1,757
BJ’s Restaurants, Inc.*	116	1,739
Core-Mark Holding Company, Inc.*	60	1,716
Universal Electronics, Inc.*	84	1,715
Superior Industries International, Inc.	120	1,704

		MARKET
	SHARES	VALUE

Steak n Shake Co.*	144	$1,695
Knology, Inc.*	171	1,667
American Axle & Manufacturing Holdings, Inc.	234	1,657
World Wrestling Entertainment, Inc.	116	1,625
Maidenform Brands, Inc.*	100	1,606
Volcom, Inc.*	97	1,599
Smith & Wesson Holding Corp.*	304	1,590
California Pizza Kitchen, Inc.*	100	1,562
Lithia Motors, Inc. — Class A	98	1,528
Sonic Automotive, Inc.	140	1,470
M/I Homes, Inc.*	107	1,454
Grand Canyon Education, Inc.*	81	1,444
America’s Car Mart, Inc.*	60	1,437
Denny’s Corp.*	523	1,391
Oxford Industries, Inc.	70	1,379
Overstock.com, Inc.*	94	1,379
iRobot Corp.*	112	1,379
Lincoln Educational Services Corp.*	60	1,373
Movado Group, Inc.	92	1,337
K-Swiss, Inc. — Class A	151	1,327
Mediacom Communications Corp.*	229	1,319
Christopher & Banks Corp.	194	1,313
Furniture Brands International, Inc.*	237	1,311
Sturm Ruger & Company, Inc.	100	1,294
Talbots, Inc.	140	1,292
Orbitz Worldwide, Inc.*	209	1,292
Beazer Homes USA, Inc.*	230	1,286
Marcus Corp.	100	1,279
EW Scripps Co. — Class A*	164	1,230
Haverty Furniture Companies, Inc.*	104	1,228
Krispy Kreme Doughnuts, Inc.*	342	1,221
Bridgepoint Education, Inc.*	80	1,221
Standard Motor Products, Inc.	80	1,216
Speedway Motorsports, Inc.	84	1,209
drugstore.com, Inc.*	491	1,193
ChinaCast Education Corp.*	164	1,192
Fuqi International, Inc.*	40	1,171
AFC Enterprises, Inc.*	137	1,154
Isle of Capri Casinos, Inc.*	97	1,144
Hovnanian Enterprises, Inc. — Class A*	293	1,125
Blyth, Inc.	29	1,123
DSW, Inc.*	70	1,118
FGX International Holdings Ltd.*	80	1,116
Tween Brands, Inc.*	130	1,091
G-III Apparel Group Ltd.*	74	1,047
Dorman Products, Inc.*	69	1,036
hhgregg, Inc.*	60	1,016
Weyco Group, Inc.	44	1,008
Zale Corp.*	140	1,001

80	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Kirkland’s, Inc.*	70	$997
Wonder Auto Technology, Inc.*	82	984
Cherokee, Inc.	40	959
Skyline Corp.	42	948
Cavco Industries, Inc.*	26	923
Martha Stewart Omnimedia, Inc.*	146	914
Sinclair Broadcast Group, Inc. — Class A	254	909
LodgeNet Interactive Corp.*	120	906
Rentrak Corp.*	50	893
Spartan Motors, Inc.	173	889
Bebe Stores, Inc.	120	883
Hooker Furniture Corp.	64	864
Borders Group, Inc.*	277	861
RC2 Corp.*	60	855
O’Charleys, Inc.*	90	843
Amerigon, Inc.*	114	838
Unifi, Inc.*	260	832
Universal Travel Group*	64	826
Perry Ellis International, Inc.*	50	802
CSS Industries, Inc.	40	791
Jackson Hewitt Tax Service, Inc.	155	790
Leapfrog Enterprises, Inc.*	192	789
Journal Communications, Inc. — Class A	214	788
Sealy Corp.*	245	784
Fisher Communications, Inc.*	43	782
Shoe Carnival, Inc.*	50	771
New York & Company, Inc.*	144	737
Systemax, Inc.*	60	728
Multimedia Games, Inc.*	140	717
Carmike Cinemas, Inc.*	70	708
Global Sources Ltd.*	102	701
Tuesday Morning Corp.*	168	699
LIN TV Corp. — Class A*	147	695
Mac-Gray Corp.*	64	690
Retail Ventures, Inc.*	130	685
Audiovox Corp. — Class A*	100	685
West Marine, Inc.*	87	684
Morgans Hotel Group Co.*	123	667
Midas, Inc.*	70	658
Stamps.com, Inc.*	70	647
American Apparel, Inc.*	184	646
Monarch Casino & Resort, Inc.*	60	646
Conn’s, Inc.*	57	644
Stanley Furniture Co.	60	622
Stoneridge, Inc.*	87	616
McCormick & Schmick’s Seafood
Restaurants, Inc.*	80	595
Gaiam, Inc.*	85	593
Learning Tree International, Inc.*	50	569
Great Wolf Resorts, Inc.*	157	560
Outdoor Channel Holdings, Inc.*	84	549
1-800-FLOWERS.com, Inc.*	158	545
Destination Maternity Corp.*	30	544

		MARKET
	SHARES	VALUE

Books-A-Million, Inc.	44	$530
Sport Supply Group, Inc.	50	509
Ruth’s Hospitality Group, Inc.*	120	506
Luby’s, Inc.*	120	504
Build-A-Bear Workshop, Inc.*	98	477
Benihana, Inc.*	80	458
Dover Downs Gaming &
Entertainment, Inc.	80	456
Carrols Restaurant Group, Inc.*	60	454
Steinway Musical Instruments, Inc.*	37	439
Rex Stores Corp.*	40	436
Red Lion Hotels Corp.*	74	425
Landry’s Restaurants, Inc.*	40	420
Hawk Corp.*	30	412
Raser Technologies, Inc.*	267	409
Kenneth Cole Productions, Inc. — Class A	40	401
CPI Corp.	30	374
Reading International, Inc. — Class A*	90	370
Princeton Review, Inc.*	85	357
Youbet.com, Inc.*	168	353
Lakes Entertainment, Inc.*	104	349
Playboy Enterprises, Inc. — Class B*	114	344
Brookfield Homes Corp.*	50	334
US Auto Parts Network, Inc.*	60	327
Syms Corp.*	40	324
Value Line, Inc.	10	309
Caribou Coffee Company, Inc.*	40	289
Einstein Noah Restaurant Group, Inc.*	23	277
Marine Products Corp.	50	276
Town Sports International Holdings, Inc.*	108	271
Frisch’s Restaurants, Inc.	10	259
Bluegreen Corp.*	84	256
Primedia, Inc.	94	237
Nobel Learning Communities, Inc.*	20	188
China Automotive Systems, Inc.*	20	186
Gander Mountain Co.*	30	154
NIVS IntelliMedia Technology
Group, Inc.*	40	107
Crown Media Holdings, Inc. — Class A*	67	105

Total Consumer Discretionary		686,639

ENERGY 1.5%
Dril-Quip, Inc.*	184	9,134
World Fuel Services Corp.	164	7,883
Arena Resources, Inc.*	204	7,242
Nordic American Tanker Shipping Ltd.	239	7,070
Bill Barrett Corp.*	209	6,853
Berry Petroleum Co. — Class A	247	6,615
Key Energy Services, Inc.*	694	6,038

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Penn Virginia Corp.	249	$5,705
CARBO Ceramics, Inc.	110	5,670
Atlas Energy, Inc.	197	5,333
Global Industries Ltd.*	547	5,196
Bristow Group, Inc.*	164	4,869
Gran Tierra Energy, Inc.*	1,158	4,817
NATCO Group, Inc.*	107	4,738
Lufkin Industries, Inc.	88	4,680
GulfMark Offshore, Inc.*	134	4,387
Rosetta Resources, Inc.*	287	4,216
Brigham Exploration Co.*	453	4,113
Tetra Technologies, Inc.*	417	4,041
Carrizo Oil & Gas, Inc.*	161	3,943
Complete Production Services, Inc.*	344	3,887
Contango Oil & Gas Co.*	73	3,727
Hornbeck Offshore Services, Inc.*	130	3,583
Goodrich Petroleum Corp.*	137	3,536
Parker Drilling Co.*	641	3,500
Patriot Coal Corp.*	294	3,457
Willbros Group, Inc.*	224	3,412
James River Coal Co.*	164	3,134
USEC, Inc.*	636	2,983
BPZ Resources, Inc.*	384	2,888
Ship Finance International Ltd.	234	2,876
Swift Energy Co.*	115	2,723
Stone Energy Corp.*	157	2,561
Hercules Offshore, Inc.*	501	2,460
Cal Dive International, Inc.*	245	2,423
McMoRan Exploration Co.*	307	2,318
General Maritime Corp.	295	2,283
W&T Offshore, Inc.	194	2,272
GMX Resources, Inc.*	142	2,231
Golar LNG Ltd.	190	2,101
International Coal Group, Inc.*	511	2,059
ATP Oil & Gas Corp.*	113	2,022
Clean Energy Fuels Corp.*	138	1,989
Pioneer Drilling Co.*	254	1,864
Delta Petroleum Corp.*	1,010	1,767
CVR Energy, Inc.*	135	1,679
PHI, Inc.*	80	1,622
Matrix Service Co.*	149	1,620
RPC, Inc.	154	1,614
Newpark Resources, Inc.*	494	1,586
VAALCO Energy, Inc.	327	1,504
Gulfport Energy Corp.*	162	1,416
Allis-Chalmers Energy, Inc.*	324	1,413
Northern Oil and Gas, Inc.*	164	1,378
Petroquest Energy, Inc.*	210	1,363
T-3 Energy Services, Inc. — Class A*	68	1,340
ION Geophysical Corp.*	377	1,327
Dawson Geophysical Co.*	48	1,314
Knightsbridge Tankers Ltd.	96	1,252

		MARKET
	SHARES	VALUE

Rex Energy Corp.*	147	$1,227
Crosstex Energy, Inc.	227	1,199
Venoco, Inc.*	104	1,197
Natural Gas Services Group, Inc.*	67	1,181
Gulf Island Fabrication, Inc.	62	1,162
Apco Oil and Gas International, Inc.	50	1,146
Petroleum Development Corp.*	60	1,120
DHT Maritime, Inc.	290	1,090
Toreador Resources Corp.	107	1,069
Oilsands Quest, Inc.*	944	1,067
Basic Energy Services, Inc.*	120	1,019
Warren Resources, Inc.*	343	1,015
Harvest Natural Resources, Inc.*	194	995
Clayton Williams Energy, Inc.*	33	994
Syntroleum Corp.*	358	967
Cheniere Energy, Inc.*	318	932
Bronco Drilling Company, Inc.*	140	917
Western Refining, Inc.*	137	884
Panhandle Oil and Gas, Inc. — Class A	40	854
FX Energy, Inc.*	248	801
Endeavour International Corp.*	644	779
Uranium Energy Corp.*	264	779
Parallel Petroleum Corp.*	237	751
Boots & Coots, Inc.*	437	704
Zion Oil & Gas, Inc.*	70	683
Superior Well Services, Inc.*	70	678
Geokinetics, Inc.*	30	636
Bolt Technology Corp.*	50	628
Delek US Holdings, Inc.	70	600
Approach Resources, Inc.*	65	590
Uranerz Energy Corp.*	254	582
Sulphco, Inc.*	365	500
Union Drilling, Inc.*	64	489
Westmoreland Coal Co.*	60	488
Evergreen Energy, Inc.*	741	459
CREDO Petroleum Corp.*	44	445
OYO Geospace Corp.*	17	439
GeoResources, Inc.*	38	420
Teekay Tankers Ltd.	50	417
ENGlobal Corp.*	100	412
Alon USA Energy, Inc.	40	397
TGC Industries, Inc.*	80	388
Green Plains Renewable Energy, Inc.*	50	355
Vantage Drilling Co.*	134	245
PrimeEnergy Corp.*	5	143
Cubic Energy, Inc.*	144	135

Total Energy		235,005

MATERIALS 1.3%
Rock-Tenn Co. — Class A	221	10,411
Domtar Corp.*	244	8,594
W.R. Grace & Co.*	390	8,479
Silgan Holdings, Inc.	152	8,015

82	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Coeur d’Alene Mines Corp.*	387	$7,933
Olin Corp.	450	7,848
Sensient Technologies Corp.	279	7,748
Texas Industries, Inc.	144	6,048
H.B. Fuller Co.	267	5,580
Rockwood Holdings, Inc.*	269	5,533
Hecla Mining Co.*	1,220	5,356
Schweitzer-Mauduit International, Inc.	94	5,110
NewMarket Corp.	54	5,024
OM Group, Inc.*	159	4,832
Minerals Technologies, Inc.	100	4,756
Worthington Industries, Inc.	321	4,462
Solutia, Inc.*	377	4,366
Calgon Carbon Corp.*	292	4,330
Arch Chemicals, Inc.	130	3,899
Louisiana-Pacific Corp.*	564	3,762
Koppers Holdings, Inc.	124	3,677
PolyOne Corp.*	514	3,428
RTI International Metals, Inc.*	132	3,288
Amcol International Corp.	140	3,205
Glatfelter	255	2,927
Kaiser Aluminum Corp.	80	2,909
Deltic Timber Corp.	63	2,883
Brush Engineered Materials, Inc.*	117	2,862
Balchem Corp.	107	2,814
Clearwater Paper Corp.*	66	2,728
A. Schulman, Inc.	130	2,591
Stepan Co.	43	2,583
Westlake Chemical Corp.	98	2,519
Allied Nevada Gold Corp.*	247	2,418
Buckeye Technologies, Inc.*	224	2,403
Wausau Paper Corp.	234	2,340
Horsehead Holding Corp.*	197	2,309
Century Aluminum Co.*	240	2,244
Innospec, Inc.	147	2,168
Ferro Corp.	235	2,091
Myers Industries, Inc.	185	1,992
Innophos Holdings, Inc.	104	1,924
Haynes International, Inc.*	60	1,909
GenTek, Inc.*	50	1,902
Spartech Corp.	167	1,799
Zep, Inc.	108	1,755
Zoltek Companies, Inc.*	156	1,638
Omnova Solutions, Inc.*	247	1,601
LSB Industries, Inc.*	100	1,557
Stillwater Mining Co.*	229	1,539
Graphic Packaging Holding Co.*	621	1,434
Olympic Steel, Inc.	50	1,434
Quaker Chemical Corp.	60	1,316
US Gold Corp.*	451	1,303
AEP Industries, Inc.*	30	1,197
Hawkins, Inc.	50	1,168
General Moly, Inc.*	366	1,153
KapStone Paper and Packaging Corp.*	133	1,083

		MARKET
	SHARES	VALUE

Landec Corp.*	159	$1,018
Neenah Paper, Inc.	84	989
ShengdaTech, Inc.*	150	954
A.M. Castle & Co.	90	895
American Vanguard Corp.	106	881
Boise, Inc.*	160	845
ICO, Inc.*	168	785
Bway Holding Co.*	40	740
Universal Stainless & Alloy Products, Inc.*	40	730
Headwaters, Inc.*	167	646
Paramount Gold and Silver Corp.*	351	481
China Green Agriculture, Inc.*	40	469
China Precision Steel, Inc.*	166	451
United States Lime & Minerals, Inc.*	10	359
U.S. Concrete, Inc.*	184	318
General Steel Holdings, Inc.*	76	296
Ampal American Israel Corp. — Class A*	131	266
NL Industries, Inc.	37	248
Sutor Technology Group Ltd.*	38	120

Total Materials		215,668

CONSUMER STAPLES 1.0%
Casey’s General Stores, Inc.	287	9,006
Chattem, Inc.*	110	7,305
TreeHouse Foods, Inc.*	180	6,421
Ruddick Corp.	238	6,336
Universal Corp.	144	6,022
United Natural Foods, Inc.*	247	5,908
Lancaster Colony Corp.	110	5,640
Nu Skin Enterprises, Inc.	289	5,355
Fresh Del Monte Produce, Inc.*	210	4,748
Sanderson Farms, Inc.	124	4,667
Bare Escentuals, Inc.*	384	4,566
Hain Celestial Group, Inc.*	236	4,524
Winn-Dixie Stores, Inc.*	327	4,290
Lance, Inc.	164	4,234
Chiquita Brands International, Inc.*	262	4,234
Central Garden and Pet Co. — Class A*	337	3,683
J&J Snack Foods Corp.	80	3,455
Vector Group Ltd.	221	3,443
Tootsie Roll Industries, Inc.	143	3,401
Andersons, Inc.	96	3,379
Darling International, Inc.*	443	3,256
American Italian Pasta Co.*	114	3,099
Diamond Foods, Inc.	87	2,760
WD-40 Co.	90	2,556
Alliance One International, Inc.*	514	2,303
Weis Markets, Inc.	70	2,236
Smart Balance, Inc.*	350	2,149
Cal-Maine Foods, Inc.	75	2,008
Pantry, Inc.*	126	1,976
Heckmann Corp.*	427	1,956
Pricesmart, Inc.	104	1,950

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	83

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Medifast, Inc.*	84	$1,824
Nash Finch Co.	66	1,804
Boston Beer Company, Inc. — Class A*	48	1,780
Spartan Stores, Inc.	123	1,738
American Oriental Bioengineering, Inc.*	357	1,735
Zhongpin, Inc.*	110	1,619
Elizabeth Arden, Inc.*	136	1,601
Great Atlantic & Pacific Tea Company, Inc*	174	1,550
American Dairy, Inc.*	50	1,416
Synutra International, Inc.*	101	1,385
Prestige Brands Holdings, Inc. — Class A*	180	1,267
Arden Group, Inc.	10	1,195
Ingles Markets, Inc. — Class A	74	1,171
USANA Health Sciences, Inc.*	30	1,023
Inter Parfums, Inc.	80	977
Calavo Growers, Inc.	47	892
Village Super Market, Inc.	30	884
B&G Foods, Inc.	107	876
AgFeed Industries, Inc.*	158	844
National Beverage Corp.*	72	829
Farmer Brothers Co.	40	828
Seneca Foods Corp. — Class A*	30	822
Nutraceutical International Corp.*	70	789
Coca-Cola Bottling Company Consolidated	16	775
Imperial Sugar Company, Inc.	57	723
China Sky One Medical, Inc.*	50	660
China-Biotics, Inc.*	40	640
Overhill Farms, Inc.*	90	545
Revlon, Inc.*	110	535
Susser Holdings Corp.*	40	503
Oil-Dri Corporation of America	34	493
Female Health Co.*	97	490
Omega Protein Corp.*	101	490
Diedrich Coffee, Inc.*	20	481
Griffin Land & Nurseries, Inc.	15	480
Alico, Inc.	16	470
Orchids Paper Products Co.*	20	400
Star Scientific, Inc.*	425	395
Mannatech, Inc.	94	360
Zapata Corp.*	50	348
Lifeway Foods, Inc.*	30	330
Schiff Nutrition International, Inc.	63	328
HQ Sustainable Maritime
Industries, Inc.*	25	220

Total Consumer Staples		165,381

UTILITIES 1.0%
WGL Holdings, Inc.	305	10,108
Nicor, Inc.	274	10,026
Piedmont Natural Gas Co.	409	9,791

		MARKET
	SHARES	VALUE

New Jersey Resources Corp.	237	$8,605
Cleco Corp.	337	8,452
Portland General Electric Co.	420	8,282
IDACORP, Inc.	252	7,255
Southwest Gas Corp.	265	6,779
South Jersey Industries, Inc.	185	6,530
Unisource Energy Corp.	205	6,304
Avista Corp.	301	6,086
Northwest Natural Gas Co.	141	5,874
PNM Resources, Inc.	473	5,525
Black Hills Corp.	212	5,336
NorthWestern Corp.	205	5,008
Allete, Inc.	144	4,834
El Paso Electric Co.*	244	4,311
MGE Energy, Inc.	118	4,305
California Water Service Group	108	4,206
Laclede Group, Inc.	130	4,181
UIL Holding Corp.	152	4,011
American States Water Co.	108	3,907
CH Energy Group, Inc.	80	3,545
Empire District Electric Co.	194	3,509
SJW Corp.	70	1,599
Consolidated Water Company, Inc.	84	1,372
Chesapeake Utilities Corp.	40	1,240
Central Vermont Public Service Corp.	60	1,158
Unitil Corp.	50	1,122
Connecticut Water Service, Inc.	50	1,120
Middlesex Water Co.	70	1,056
York Water Co.	64	887
Cadiz, Inc.*	67	784
Southwest Water Co.	150	738
US Geothermal, Inc.*	331	516
Artesian Resources Corp. — Class A	30	505
Pennichuck Corp.	20	435
Florida Public Utilities Co.	30	365

Total Utilities		159,667

TELECOMMUNICATION SERVICES 0.4%
Syniverse Holdings, Inc.*	385	6,738
Cincinnati Bell, Inc.*	1,222	4,277
Neutral Tandem, Inc.*	182	4,142
Centennial Communications Corp.*	453	3,615
Atlantic Tele-Network, Inc.	60	3,205
AboveNet, Inc.*	60	2,926
NTELOS Holdings Corp.	164	2,896
Premiere Global Services, Inc.*	344	2,859
Cogent Communications Group, Inc.*	248	2,802
Shenandoah Telecommunications Co.	154	2,764
PAETEC Holding Corp.*	691	2,674
Global Crossing Ltd*	175	2,503

84	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Alaska Communications Systems Group, Inc.	236	$2,183
Iowa Telecommunications Services, Inc.	172	2,167
Consolidated Communications Holdings, Inc.	130	2,081
Cbeyond, Inc.*	120	1,936
General Communication, Inc. — Class A*	230	1,578
USA Mobility, Inc.	118	1,520
iPCS, Inc. — Class A*	86	1,496
SureWest Communications*	94	1,168
Virgin Mobile USA, Inc. — Class A*	216	1,080
D&E Communications, Inc.	78	896
HickoryTech Corp.	84	718
inContact, Inc.*	144	429
iBasis, Inc.*	164	348
Fairpoint Communications, Inc.	501	205

Total Telecommunication Services		59,206

Total Common Stocks
(Cost $3,377,059)		4,893,129

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 61.9%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$3,479,789	3,479,789
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	2,105,272	2,105,272
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,826,889	1,826,889
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	1,628,099	1,628,099
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	869,947	869,947

Total Repurchase Agreements
(Cost $9,909,996)		9,909,996

Total Investments 92.5%(a)
(Cost $13,287,055)		$14,803,125

Other Assets in Excess of Liabilities – 7.5%		$1,206,803

Net Assets – 100.0%		$16,009,928

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED(a)
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,661,220)	61	$(36,950)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC October 2009 Russell 2000 Index Swap, Terminating 10/30/09††† (Notional Market Value $5,116,813)	8,468	$45,647
Goldman Sachs International September 2009 Russell 2000 Index Swap, Terminating 09/30/09††† (Notional Market Value $2,387,901)	3,952	(526)

(Total Notional Market Value $7,504,714)		$45,121

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	85

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INVERSE RUSSELL 2000® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 99.3%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$6,997,726	$6,997,726
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	4,233,624	4,233,624
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	3,673,806	3,673,806
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	2,700,103	2,700,103
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	1,749,431	1,749,431

Total Repurchase Agreements
(Cost $19,354,690)		19,354,690

Total Investments 99.3%(a)
(Cost $19,354,690)		$19,354,690

Other Assets in Excess of Liabilities – 0.7%		$145,189

Net Assets – 100.0%		$19,499,879

		UNREALIZED
	CONTRACTS	LOSS

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,701,900)	95	$(69,360)

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Credit Suisse Capital, LLC October 2009 Russell 2000 Index Swap, Terminating 10/30/09††† (Notional Market Value $7,625,973)	12,620	$(57,647)
Goldman Sachs International September 2009 Russell 2000 Index Swap, Terminating 09/30/09 ††† (Notional Market Value $5,998,500)	9,927	(247,951)

(Total Notional Market Value $13,624,473)		$(305,598)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
86	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 30.0%
Intevac, Inc.*	26,600	$357,504
Kulicke & Soffa Industries, Inc.*	50,455	304,244
Wright Express Corp.*	8,259	243,723
Commvault Systems, Inc.*	10,597	219,888
Smith Micro Software, Inc.*	15,386	190,171
Diodes, Inc.*	9,908	179,236
Pericom Semiconductor Corp.*	17,391	170,606
Perficient, Inc.*	19,787	163,638
DealerTrack Holdings, Inc.*	8,290	156,764
Hittite Microwave Corp.*	3,783	139,139
Epicor Software Corp.*	21,833	139,076
Electro Scientific Industries, Inc.*	10,209	136,698
j2 Global Communications, Inc.*	5,694	131,019
Cybersource Corp.*	7,603	126,742
The Knot, Inc.*	11,350	123,942
TTM Technologies, Inc.*	10,748	123,279
United Online, Inc.	15,197	122,184
Plexus Corp.*	4,460	117,476
Blackbaud, Inc.	5,051	117,183
Netgear, Inc.*	6,181	113,421
InfoSpace, Inc.*	14,594	112,957
Ebix, Inc.*	2,035	112,658
MKS Instruments, Inc.*	5,692	109,799
Varian Semiconductor Equipment Associates, Inc.*	3,089	101,443
TeleTech Holdings, Inc.*	5,600	95,536
Heartland Payment Systems, Inc.	6,535	94,823
Micrel, Inc.	11,044	90,009
Park Electrochemical Corp.	3,567	87,926
ATMI, Inc.*	4,740	86,031
Sigma Designs, Inc.*	5,760	83,693
Concur Technologies, Inc.*	1,855	73,755
Websense, Inc.*	4,165	69,972
FARO Technologies, Inc.*	3,417	58,704
Daktronics, Inc.	6,011	51,514
EPIQ Systems, Inc.*	3,486	50,547
Synaptics, Inc.*	1,998	50,350
Stratasys, Inc.*	2,922	50,141
Cymer, Inc.*	1,267	49,236
ViaSat, Inc.*	1,801	47,871
Bel Fuse, Inc. — Class B	2,415	45,957
Comtech Telecommunications Corp.*	1,309	43,485
Tyler Technologies, Inc.*	2,253	38,504
CACI International, Inc. — Class A*	770	36,398
Integral Systems, Inc.*	2,351	16,222

Total Information Technology		5,033,464

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 22.7%
CROCS, Inc.*	100,169	$666,124
Ruth’s Hospitality Group, Inc.*	83,671	353,092
True Religion Apparel, Inc.*	11,386	295,239
Shuffle Master, Inc.*	24,742	233,070
Zumiez, Inc.*	10,197	167,333
NutriSystem, Inc.	9,892	150,952
Stamps.com, Inc.*	14,655	135,559
Cracker Barrel Old Country Store, Inc.	3,620	124,528
Pool Corp.	5,032	111,811
PetMed Express, Inc.	5,926	111,705
Volcom, Inc.*	6,217	102,456
Pre-Paid Legal Services, Inc.*	2,013	102,260
Drew Industries, Inc.*	4,287	92,985
Jos. A. Bank Clothiers, Inc.*	2,058	92,137
Meritage Homes Corp.*	4,518	91,715
Dress Barn, Inc.*	4,987	89,417
Maidenform Brands, Inc.*	4,524	72,655
Deckers Outdoor Corp.*	811	68,813
Children’s Place Retail Stores, Inc.*	2,253	67,500
Hibbett Sports, Inc.*	3,603	65,683
Papa John’s International, Inc.*	2,606	64,029
Tractor Supply Co.*	1,265	61,251
Gymboree Corp.*	1,218	58,927
HSN, Inc.*	3,560	57,957
Coinstar, Inc.*	1,671	55,110
P.F. Chang’s China Bistro, Inc.*	1,598	54,284
Capella Education Co.*	769	51,784
Universal Technical Institute, Inc.*	2,520	49,644
K-Swiss, Inc. — Class A	5,381	47,299
CEC Entertainment, Inc.*	1,725	44,609
Monarch Casino & Resort, Inc.*	3,575	38,467
Carter’s, Inc.*	1,202	32,093

Total Consumer Discretionary		3,810,488

HEALTH CARE 13.5%
LCA-Vision, Inc.*	32,442	227,418
Palomar Medical Technologies, Inc.*	13,370	216,728
inVentiv Health, Inc.*	9,255	154,836
Quality Systems, Inc.	2,423	149,184
Cubist Pharmaceuticals, Inc.*	5,785	116,857
Viropharma, Inc.*	11,091	106,695
Healthways, Inc.*	6,930	106,168
Catalyst Health Solutions, Inc.*	3,479	101,413
Chemed Corp.	1,894	83,128
Magellan Health Services, Inc.*	2,532	78,644
Martek Biosciences Corp.*	3,436	77,619
Abaxis, Inc.*	2,806	75,060
Salix Pharmaceuticals Ltd.*	3,524	74,920
Air Methods Corp.*	2,273	74,032
Dionex Corp.*	1,123	72,961

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	87

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Meridian Bioscience, Inc.	2,623	$65,601
Mednax, Inc.*	1,151	63,213
Natus Medical, Inc.*	3,488	53,820
Symmetry Medical, Inc.*	4,978	51,622
eResearch Technology, Inc.*	7,208	50,456
LHC Group, Inc.*	1,676	50,163
Integra LifeSciences Holdings Corp.*	1,452	49,586
Molina Healthcare, Inc.*	2,366	48,953
Amedisys, Inc.*	970	42,321
ICU Medical, Inc.*	1,027	37,855
AmSurg Corp.*	1,276	27,089
SurModics, Inc.*	810	19,926

Total Health Care		2,276,268

ENERGY 9.8%
St. Mary Land & Exploration Co.	5,180	168,143
Hornbeck Offshore Services, Inc.*	5,665	156,127
Oil States International, Inc.*	4,024	141,363
NATCO Group, Inc.*	3,176	140,633
Tetra Technologies, Inc.*	12,040	116,668
Dril-Quip, Inc.*	2,264	112,385
Swift Energy Co.*	4,656	110,254
Petroleum Development Corp.*	4,778	89,157
Basic Energy Services, Inc.*	10,499	89,137
Superior Well Services, Inc.*	8,543	82,696
Lufkin Industries, Inc.	1,332	70,836
CARBO Ceramics, Inc.	1,326	68,355
ION Geophysical Corp.*	18,575	65,384
Penn Virginia Corp.	2,846	65,202
SEACOR Holdings, Inc.*	735	59,998
Petroquest Energy, Inc.*	9,138	59,306
Pioneer Drilling Co.*	8,046	59,058

Total Energy		1,654,702

INDUSTRIALS 8.5%
Encore Wire Corp.	5,810	129,795
Ceradyne, Inc.*	5,665	103,839
Viad Corp.	3,999	79,620
Actuant Corp. — Class A	4,821	77,425
Gardner Denver, Inc.*	2,172	75,759
Toro Co.	1,885	74,966
Geo Group, Inc.*	3,268	65,916
Astec Industries, Inc.*	2,554	65,050
SkyWest, Inc.	3,847	63,783
II-VI, Inc.*	2,480	63,091
Mueller Industries, Inc.	2,501	59,699
Knight Transportation, Inc.	3,406	57,153
Aerovironment, Inc.*	1,872	52,585
Forward Air Corp.	2,246	51,995
American Science & Engineering, Inc.	747	50,826
Old Dominion Freight Line, Inc.*	1,486	45,219
AAR Corp.*	2,054	45,065

		MARKET
	SHARES	VALUE

SYKES Enterprises, Inc.*	2,151	$44,784
Curtiss-Wright Corp.	1,252	42,731
Stanley, Inc.*	1,538	39,557
Heartland Express, Inc.	2,704	38,938
Teledyne Technologies, Inc.*	1,025	36,890
Simpson Manufacturing Company, Inc.	1,449	36,602
Orbital Sciences Corp.*	2,255	33,757

Total Industrials		1,435,045

FINANCIALS 7.9%
TradeStation Group, Inc.*	22,619	184,345
Greenhill & Company, Inc.	1,799	161,154
optionsXpress Holdings, Inc.	7,645	132,106
Portfolio Recovery Associates, Inc.*	2,092	94,830
eHealth, Inc.*	5,793	84,114
Wilshire Bancorp, Inc.	10,749	78,898
Employers Holdings, Inc.	5,016	77,648
Bank of the Ozarks, Inc.	2,505	66,458
World Acceptance Corp.*	2,579	65,016
Signature Bank*	1,822	52,838
American Physicians Capital, Inc.	1,746	50,302
Amerisafe, Inc.*	2,870	49,507
Nara Bancorp, Inc.	5,760	40,032
PrivateBancorp, Inc.	1,552	37,962
Pinnacle Financial Partners, Inc.*	2,922	37,139
First Cash Financial Services, Inc.*	2,137	36,607
Stifel Financial Corp.*	614	33,709
East-West Bancorp, Inc.	3,925	32,577
Cascade Bancorp.	8,190	9,910

Total Financials		1,325,152

CONSUMER STAPLES 3.7%
Green Mountain Coffee
Roasters, Inc.*	2,291	169,168
Mannatech, Inc.	42,623	163,246
Darling International, Inc.*	12,188	89,582
Diamond Foods, Inc.	2,396	76,001
Boston Beer Company, Inc. — Class A*	1,165	43,198
Chattem, Inc.*	633	42,038
Spartan Stores, Inc.	2,234	31,566

Total Consumer Staples		614,799

MATERIALS 2.8%
Brush Engineered Materials, Inc.*	6,120	149,695
Eagle Materials, Inc.	4,493	128,410
A.M. Castle & Co.	9,709	96,508
Balchem Corp.	1,340	35,242
Headwaters, Inc.*	7,553	29,230
Deltic Timber Corp.	562	25,723

Total Materials		464,808

88	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES 0.6%
Cbeyond, Inc.*	5,886	$94,941

Total Telecommunication Services		94,941

Total Common Stocks
(Cost $11,645,913)		16,709,667

	FACE
	AMOUNT

REPURCHASE AGREEMENTS† 0.6%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$41,649	41,649
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	25,198	25,198
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	21,866	21,866
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	10,412	10,412
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	3,422	3,422

Total Repurchase Agreements
(Cost $102,547)		102,547

Total Investments 100.1%(a)
(Cost $11,748,460)		$16,812,214

Liabilities in Excess of Other Assets – (0.1)%		$(15,366)

Net Assets – 100.0%		$16,796,848

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	89

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 97.6%

CONSUMER DISCRETIONARY 29.6%
J. Crew Group, Inc.*	41,379	$1,482,196
Aeropostale, Inc.*	23,733	1,031,674
Sotheby’s	59,020	1,016,915
Chico’s FAS, Inc.*	70,733	919,529
Guess?, Inc.	18,210	674,498
Urban Outfitters, Inc.*	18,225	549,848
NVR, Inc.*	844	537,940
Lamar Advertising Co.*	17,216	472,407
The Warnaco Group, Inc.*	9,852	432,109
Thor Industries, Inc.	13,650	422,467
Netflix, Inc.*	8,753	404,126
Marvel Entertainment, Inc.*	8,129	403,361
Chipotle Mexican Grill, Inc. — Class A*	4,033	391,403
WMS Industries, Inc.*	8,765	390,568
ITT Educational Services, Inc.*	3,384	373,627
Under Armour, Inc.*	13,203	367,439
Ross Stores, Inc.	7,643	365,106
Priceline.com, Inc.*	1,862	308,757
Panera Bread Co.*	4,907	269,885
DreamWorks Animation SKG, Inc. — Class A*	7,586	269,834
Dick’s Sporting Goods, Inc.*	11,950	267,680
Strayer Education, Inc.	1,168	254,250
Career Education Corp.*	9,568	233,268
Toll Brothers, Inc.*	10,677	208,629
Advance Auto Parts, Inc.	5,155	202,488
Fossil, Inc.*	7,050	200,573
Timberland Co. — Class A*	13,253	184,482
John Wiley & Sons, Inc. — Class A	4,862	169,100
Dollar Tree, Inc.*	3,273	159,330

Total Consumer Discretionary		12,963,489

INFORMATION TECHNOLOGY 17.0%
CommScope, Inc.*	29,603	886,018
Lam Research Corp.*	19,976	682,380
Digital River, Inc.*	12,374	498,920
ValueClick, Inc.*	36,355	479,523
Silicon Laboratories, Inc.*	9,501	440,466
FactSet Research Systems, Inc.	6,558	434,402
Plantronics, Inc.	14,367	385,179
F5 Networks, Inc.*	9,691	384,054
NeuStar, Inc.*	16,688	377,149
DST Systems, Inc.*	8,080	361,984
Cree, Inc.*	8,366	307,451
Metavante Technologies, Inc.*	8,755	301,872
Synopsys, Inc.*	12,830	287,649
Quest Software, Inc.*	16,620	280,047
Alliance Data Systems Corp.*	3,686	225,141

		MARKET
	SHARES	VALUE

Parametric Technology Corp.*	15,824	$218,688
Global Payments, Inc.	4,356	203,425
ANSYS, Inc.*	5,082	190,423
Micros Systems, Inc.*	5,795	174,951
ACI Worldwide, Inc.*	7,895	119,451
Trimble Navigation Ltd.*	4,977	119,000
Gartner, Inc. — Class A*	6,435	117,567

Total Information Technology		7,475,740

INDUSTRIALS 16.3%
Joy Global, Inc.	18,398	900,398
Corporate Executive Board Co.	17,479	435,227
Bucyrus International, Inc.	12,212	434,991
Con-way, Inc.	10,889	417,266
Herman Miller, Inc.	23,894	404,048
Trinity Industries, Inc.	23,359	401,541
Thomas & Betts Corp.*	11,824	355,666
Landstar System, Inc.	9,032	343,758
Graco, Inc.	12,199	339,986
Terex Corp.*	15,653	324,487
J.B. Hunt Transport Services, Inc.	9,669	310,665
Clean Harbors, Inc.*	4,947	278,318
MSC Industrial Direct Co.	6,253	272,506
Alliant Techsystems, Inc.*	2,927	227,867
Korn/Ferry International*	15,211	221,928
Rollins, Inc.	10,669	201,111
Alaska Air Group, Inc.*	7,086	189,834
Donaldson Company, Inc.	5,384	186,448
Lincoln Electric Holdings, Inc.	3,263	154,829
AMETEK, Inc.	4,094	142,922
Roper Industries, Inc.	2,654	135,301
Copart, Inc.*	3,853	127,958
Navigant Consulting, Inc.*	9,381	126,643
FTI Consulting, Inc.*	2,719	115,857
Watson Wyatt Worldwide, Inc.	2,230	97,139

Total Industrials		7,146,694

HEALTH CARE 11.6%
Sepracor, Inc.*	48,516	1,111,016
United Therapeutics Corp.*	16,610	813,724
Kinetic Concepts, Inc.*	18,236	674,367
VCA Antech, Inc.*	13,492	362,800
Hologic, Inc.*	16,476	269,218
Cerner Corp.*	3,557	266,064
IDEXX Laboratories, Inc.*	5,294	264,700
Lincare Holdings, Inc.*	7,212	225,375
ResMed, Inc.*	4,336	195,987
Endo Pharmaceuticals Holdings, Inc.*	8,536	193,170
Techne Corp.	2,730	170,761
Immucor, Inc.*	8,820	156,114
Gen-Probe, Inc.*	3,758	155,732

90	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Pharmaceutical Product Development, Inc.	5,747	$126,089
Mettler-Toledo International, Inc.*	1,169	105,900

Total Health Care		5,091,017

ENERGY 10.6%
Helix Energy Solutions Group, Inc.*	54,578	817,579
Quicksilver Resources, Inc.*	42,199	598,804
Unit Corp.*	13,993	577,211
Helmerich & Payne, Inc.	13,635	538,992
Patterson-UTI Energy, Inc.	35,082	529,738
Frontier Oil Corp.	32,184	448,001
Encore Acquisition Co.*	11,352	424,565
Oceaneering International, Inc.*	5,487	311,387
Superior Energy Services*	12,762	287,400
Comstock Resources, Inc.*	2,443	97,915

Total Energy		4,631,592

FINANCIALS 6.0%
Affiliated Managers Group, Inc.*	7,631	496,091
Eaton Vance Corp.	15,190	425,168
Jones Lang LaSalle, Inc.	8,602	407,477
SEI Investments Co.	18,060	355,421
HCC Insurance Holdings, Inc.	8,574	234,499
SVB Financial Group*	5,125	221,759
W.R. Berkley Corp.	7,371	186,339
Brown & Brown, Inc.	9,099	174,337
Hanover Insurance Group, Inc.	3,393	140,232

Total Financials		2,641,323

MATERIALS 3.7%
Reliance Steel & Aluminum Co.	12,928	550,216
Cliffs Natural Resources, Inc.	16,932	547,920
Steel Dynamics, Inc.	34,980	536,593

Total Materials		1,634,729

CONSUMER STAPLES 2.8%
Hansen Natural Corp.*	15,496	569,323
Energizer Holdings, Inc.*	7,756	514,533
Church & Dwight Company, Inc.	2,322	131,750

Total Consumer Staples		1,215,606

Total Common Stocks (Cost $31,319,235)		42,800,190

		MARKET
	SHARES	VALUE

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	18	$1

Total Consumer Discretionary		1

Total Warrants (Cost $—)		1

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 0.8%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$135,670	135,670
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	82,081	82,081
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	71,227	71,227
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	33,918	33,918
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	11,148	11,148

Total Repurchase Agreements (Cost $334,044)		334,044

Total Investments 98.4% (a) (Cost $31,653,279)		$43,134,235

Other Assets in Excess of Liabilities – 1.6%		$701,436

Net Assets – 100.0%		$43,835,671

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	91

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
      S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 31.6%
Cognizant Technology Solutions Corp. — Class A*	4,756	$183,867
Red Hat, Inc.*	6,460	178,554
Agilent Technologies, Inc.*	6,291	175,079
SanDisk Corp.*	7,392	160,406
Salesforce.com, Inc.*	2,665	151,718
Motorola, Inc.	17,297	148,581
Apple, Inc.*	780	144,589
Google, Inc. — Class A*	281	139,334
MasterCard, Inc.	587	118,662
Western Digital Corp.*	3,200	116,896
BMC Software, Inc.*	3,004	112,740
Akamai Technologies, Inc.*	5,681	111,802
Amphenol Corp.	2,954	111,307
NetApp, Inc.*	4,001	106,747
Dell, Inc.*	6,048	92,293
Texas Instruments, Inc.	3,786	89,690
eBay, Inc.*	3,728	88,018
Autodesk, Inc.*	3,647	86,799
National Semiconductor Corp.	6,042	86,219
Microsoft Corp.	3,266	84,557
Yahoo!, Inc.*	4,617	82,229
Western Union Co.	4,237	80,164
Cisco Systems, Inc.*	3,199	75,305
Paychex, Inc.	2,276	66,118
VeriSign, Inc.*	2,712	64,247
Oracle Corp.	3,061	63,791
Qualcomm, Inc.	1,410	63,422
Intuit, Inc.*	2,223	63,356
Adobe Systems, Inc.*	1,896	62,644
Altera Corp.	2,898	59,438
Total System Services, Inc.	3,471	55,918
Flir Systems, Inc.*	1,966	54,989
Fiserv, Inc.*	1,116	53,791
Harris Corp.	1,284	48,278
MEMC Electronic Materials, Inc.*	2,729	45,383
Compuware Corp.*	5,371	39,369
Lexmark International, Inc.*	1,467	31,599

Total Information Technology		3,497,899

ENERGY 15.7%
Schlumberger Ltd.	2,105	125,458
Chesapeake Energy Corp.	4,086	116,042
BJ Services Co.	5,736	111,451
Nabors Industries Ltd.*	5,017	104,855
XTO Energy, Inc.	2,426	100,242
Murphy Oil Corp.	1,579	90,903
EOG Resources, Inc.	1,020	85,180
Anadarko Petroleum Corp.	1,219	76,468
Cameron International Corp.*	2,003	75,754

		MARKET
	SHARES	VALUE

Baker Hughes, Inc.	1,723	$73,503
Apache Corp.	787	72,270
Sunoco, Inc.	2,468	70,215
Cabot Oil & Gas Corp.	1,922	68,712
FMC Technologies, Inc.*	1,293	67,546
Consol Energy, Inc.	1,492	67,304
ENSCO International, Inc.	1,554	66,107
Exxon Mobil Corp.	926	63,533
Chevron Corp.	832	58,598
Smith International, Inc.	2,029	58,232
Range Resources Corp.	1,078	53,210
Hess Corp.	964	51,535
Denbury Resources, Inc.*	2,950	44,634
Devon Energy Corp.	581	39,119

Total Energy		1,740,871

CONSUMER DISCRETIONARY 13.4%
Sears Holdings Corp.*	2,663	173,921
Coach, Inc.	4,363	143,630
Starbucks Corp.*	6,082	125,593
Amazon.com, Inc.*	1,302	121,555
Abercrombie & Fitch
Co. — Class A	3,432	112,844
TJX Companies, Inc.	2,988	111,004
Wynn Resorts Ltd.*	1,467	103,996
Apollo Group, Inc. — Class A*	994	73,228
Bed Bath & Beyond, Inc.*	1,912	71,777
Black & Decker Corp.	1,398	64,713
AutoZone, Inc.*	429	62,728
Viacom, Inc. — Class B*	2,236	62,697
Sherwin-Williams Co.	949	57,092
Yum! Brands, Inc.	1,651	55,738
McGraw-Hill Companies, Inc.	2,153	54,126
Nike, Inc. — Class B	730	47,231
GameStop Corp. — Class A*	1,695	44,867

Total Consumer Discretionary		1,486,740

HEALTH CARE 12.0%
Intuitive Surgical, Inc.*	909	238,385
Celgene Corp.*	2,089	116,775
DaVita, Inc.*	1,773	100,423
Waters Corp.*	1,714	95,744
Express Scripts, Inc.*	1,086	84,252
Varian Medical Systems, Inc.*	1,740	73,306
IMS Health, Inc.	4,637	71,178
UnitedHealth Group, Inc.	2,587	64,778
Amgen, Inc.*	912	54,930
Forest Laboratories, Inc.*	1,846	54,346
St. Jude Medical, Inc.*	1,298	50,635
Zimmer Holdings, Inc.*	923	49,334
Medtronic, Inc.	1,334	49,091
Biogen Idec, Inc.*	961	48,550
Patterson Companies, Inc.*	1,780	48,505
Johnson & Johnson	766	46,642
Stryker Corp.	972	44,158

92	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Laboratory Corporation of
America Holdings*	590	$38,763

Total Health Care		1,329,795

FINANCIALS 8.0%
CB Richard Ellis Group,
Inc. — Class A*	16,425	192,830
Goldman Sachs Group, Inc.	887	163,518
IntercontinentalExchange, Inc.*	1,296	125,958
NYSE Euronext	3,621	104,611
CME Group, Inc.	280	86,293
SLM Corp.*	9,564	83,398
Franklin Resources, Inc.	671	67,503
Progressive Corp.*	3,898	64,629

Total Financials		888,740

INDUSTRIALS 7.9%
PACCAR, Inc.	2,577	97,179
Caterpillar, Inc.	1,795	92,137
Rockwell Collins, Inc.	1,755	89,154
Rockwell Automation, Inc.	1,815	77,319
3M Co.	953	70,331
CH Robinson Worldwide, Inc.	1,130	65,258
Equifax, Inc.	2,067	60,232
Robert Half International, Inc.	2,364	59,147
Expeditors International of
Washington, Inc.	1,614	56,732
Fastenal Co.	1,385	53,600
Dun & Bradstreet Corp.	705	53,101
Danaher Corp.	732	49,278
Lockheed Martin Corp.	614	47,941

Total Industrials		871,409

MATERIALS 6.4%
Freeport-McMoRan Copper
& Gold, Inc.	3,888	266,756
Titanium Metals Corp.	13,019	124,852
Nucor Corp.	2,149	101,024
FMC Corp.	1,590	89,438
Ball Corp.	1,439	70,799
Ecolab, Inc.	1,067	49,327

Total Materials		702,196

CONSUMER STAPLES 4.1%
Avon Products, Inc.	2,213	75,153
PepsiCo, Inc.	957	56,138
Colgate-Palmolive Co.	731	55,761
Hershey Co.	1,382	53,704
Sysco Corp.	2,153	53,502

		MARKET
	SHARES	VALUE

Estee Lauder Companies, Inc. — Class A	1,437	$53,284
Kellogg Co.	1,077	53,021
Campbell Soup Co.	1,608	52,453

Total Consumer Staples		453,016

UTILITIES 0.4%
Questar Corp.	1,288	48,377

Total Utilities		48,377

Total Common Stocks
(Cost $7,081,253)		11,019,043

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 0.6%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$26,624	26,624
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	16,107	16,107
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	13,978	13,978
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	6,656	6,656
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	2,188	2,188

Total Repurchase Agreements (Cost $65,553)		65,553

Total Investments 100.1%(a) (Cost $7,146,806)		$11,084,596

Liabilities in Excess of Other Assets – (0.1)%		$(7,070)

Net Assets – 100.0%		$11,077,526

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	93

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 60.1%
Stein Mart, Inc.*	1,300,307	$16,526,902
Ruby Tuesday, Inc.*	1,272,146	10,711,469
Lithia Motors,
Inc. — Class A	686,429	10,701,428
Standard Motor
Products, Inc.	701,063	10,656,158
O’Charleys, Inc.*	1,001,854	9,387,372
Brunswick Corp.	658,445	7,888,171
EW Scripps Co. — Class A*	951,372	7,135,290
Sonic Automotive, Inc.	636,465	6,682,882
Oxford Industries, Inc.	257,045	5,063,786
Group 1 Automotive, Inc.	169,894	4,561,654
Big 5 Sporting Goods Corp.	290,967	4,393,602
OfficeMax Inc.*	342,717	4,311,380
MarineMax, Inc.*	440,947	3,443,796
PEP Boys-Manny
Moe & Jack	344,338	3,364,182
Tuesday Morning Corp.*	808,565	3,363,630
Liz Claiborne, Inc.	653,761	3,223,042
La-Z-Boy, Inc.	347,563	3,006,420
Perry Ellis International, Inc.*	171,240	2,746,690
Standard-Pacific Corp.*	585,265	2,159,628
Stage Stores, Inc.	139,432	1,807,039
Christopher & Banks Corp.	252,217	1,707,509
Quiksilver, Inc.*	615,070	1,691,442
Zale Corp.*	226,978	1,622,893
Live Nation, Inc.*	195,379	1,600,154
Kid Brands, Inc.*	250,369	1,552,288
DineEquity, Inc.	58,763	1,454,384
Tween Brands, Inc.*	154,258	1,294,225
Brown Shoe Company, Inc.	156,487	1,255,026
Arctic Cat, Inc.	155,143	1,095,310
Ethan Allen Interiors, Inc.	62,361	1,028,957
Spartan Motors, Inc.	196,595	1,010,498
Superior Industries
International, Inc.	61,852	878,298
Men’s Wearhouse, Inc.	32,376	799,687
Hillenbrand, Inc.	30,505	621,387
National Presto
Industries, Inc.	5,997	518,800

Total Consumer Discretionary		139,265,379

FINANCIALS 14.3%
National Financial Partners Corp.*	652,378	5,688,736
Colonial Properties Trust	207,688	2,020,804
Pennsylvania Real Estate
Investment Trust	257,130	1,956,759
DiamondRock Hospitality Co.*	233,096	1,888,078
BioMed Realty Trust, Inc.	88,176	1,216,829
Parkway Properties, Inc.	58,055	1,143,684

		MARKET
	SHARES	VALUE

Cedar Shopping Centers, Inc.	168,405	$1,086,212
Stewart Information
Services Corp.	84,878	1,049,941
National Retail Properties, Inc.	47,972	1,029,959
Healthcare Realty Trust, Inc.	48,500	1,024,805
Lexington Realty Trust	199,225	1,016,048
Kite Realty Group Trust	227,671	949,388
Post Properties, Inc.	48,532	873,576
Senior Housing Properties Trust	44,613	852,554
Entertainment Properties Trust	23,004	785,357
Independent Bank Corp.	392,298	745,366
LTC Properties, Inc.	30,929	743,533
Extra Space Storage, Inc.	67,894	716,282
Sovran Self Storage, Inc.	19,542	594,663
Delphi Financial Group, Inc. — Class A	25,748	582,677
Home Properties, Inc.	12,882	555,085
Presidential Life Corp.	50,752	525,791
Kilroy Realty Corp.	18,479	512,607
Sterling Savings Bank*	254,282	508,564
Mid-America Apartment Communities, Inc.	11,038	498,145
Umpqua Holding Corp.	44,469	471,371
Eastgroup Properties, Inc.	11,481	438,804
Frontier Financial Corp.*	385,831	420,556
Whitney Holding Corp.	43,051	410,707
Franklin Street Properties Corp.	30,869	404,384
Brookline Bancorp, Inc.	40,889	397,441
Inland Real Estate Corp.	42,870	375,541
Urstadt Biddle Properties	23,654	345,112
Acadia Realty Trust	22,616	340,823
Susquehanna Bancshares, Inc.	51,462	303,111
First Midwest Bancorp, Inc.	25,942	292,366
South Financial Group, Inc.	181,977	267,506

Total Financials		33,033,165

INFORMATION TECHNOLOGY 12.2%
Technitrol, Inc.	637,827	5,874,387
SYNNEX Corp.*	167,832	5,115,519
Insight Enterprises, Inc.*	348,715	4,257,810
Keithley Instruments, Inc.	473,843	2,625,090
Brightpoint, Inc.*	234,310	2,050,213
Startek, Inc.*	213,088	1,849,604
Agilysys, Inc.	246,785	1,626,313
Gerber Scientific, Inc.*	201,201	1,203,182
Cypress Semiconductor Corp.*	112,706	1,164,253
Hutchinson Technology, Inc.*	140,823	999,843
Rudolph Technologies, Inc.*	130,025	962,185
CTS Corp.	50,959	473,919

Total Information Technology		28,202,318

94	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

INDUSTRIALS 7.1%
Spherion Corp.*	776,719	$4,823,425
Bowne & Company, Inc.	291,911	2,247,715
John Bean Technologies Corp.	120,909	2,196,916
Volt Information Sciences, Inc.*	151,067	1,846,039
CDI Corp.	75,143	1,055,759
Apogee Enterprises, Inc.	60,714	911,924
Briggs & Stratton Corp.	43,407	842,530
Standard Register Co.	102,950	605,346
Baldor Electric Co.	21,873	598,008
Consolidated Graphics, Inc.*	22,933	572,178
Barnes Group, Inc.	29,032	496,157
C&D Technologies, Inc.*	150,444	323,455

Total Industrials		16,519,452

MATERIALS 3.3%
Neenah Paper, Inc.	157,798	1,857,282
Quaker Chemical Corp.	67,447	1,479,113
PolyOne Corp.*	216,553	1,444,408
Buckeye Technologies, Inc.*	118,752	1,274,209
Myers Industries, Inc.	80,315	864,993
A. Schulman, Inc.	36,548	728,402

Total Materials		7,648,407

CONSUMER STAPLES 1.6%
Andersons, Inc.	52,335	1,842,192
Great Atlantic & Pacific Tea Company, Inc*	200,950	1,790,465

Total Consumer Staples		3,632,657

UTILITIES 0.7%
Atmos Energy Corp.	23,913	673,868
UIL Holding Corp.	14,808	390,783
Central Vermont Public Service Corp.	19,018	367,048
CH Energy Group, Inc.	6,130	271,620

Total Utilities		1,703,319

TELECOMMUNICATION SERVICES 0.2%
Iowa Telecommunications
Services, Inc.	26,046	328,180

Total Telecommunication Services		328,180

Total Common Stocks
(Cost $157,498,649)		230,332,877

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 0.8%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$778,716	$778,716
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	471,123	471,123
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	408,826	408,826
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	194,679	194,679
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	63,988	63,988

Total Repurchase Agreements
(Cost $1,917,332)		1,917,332

Total Investments 100.3%(a)
(Cost $159,415,981)		$232,250,209

Liabilities in Excess of Other Assets – (0.3)%		$(608,297)

Net Assets – 100.0%		$231,641,912

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	95

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

FINANCIALS 25.7%
Protective Life Corp.	134,779	$2,886,966
SL Green Realty Corp.	58,860	2,581,011
Hospitality Properties Trust	80,735	1,644,572
Macerich Co.	48,745	1,478,436
Unitrin, Inc.	69,848	1,361,338
Mack-Cali Realty Corp.	41,692	1,347,902
Horace Mann Educators Corp.	94,744	1,323,574
Liberty Property Trust	37,839	1,230,903
Webster Financial Corp.	92,699	1,155,957
Duke Realty Corp.	93,902	1,127,763
Old Republic International Corp.	88,701	1,080,378
Apollo Investment Corp.	108,612	1,037,245
Camden Property Trust	24,960	1,005,888
Weingarten Realty Investors	43,670	869,906
Highwoods Properties, Inc.	27,605	868,177
Fidelity National Financial, Inc. — Class A	56,242	848,129
Nationwide Health
Properties, Inc.	26,002	805,802
Alexandria Real Estate
Equities, Inc.	14,807	804,761
Realty Income Corp.	27,559	706,888
BRE Properties, Inc. — Class A	21,953	687,129
Omega Healthcare Investors, Inc.	40,984	656,564
Equity One, Inc.	41,194	645,510
New York Community Bancorp, Inc.	54,984	627,917
Regency Centers Corp.	16,043	594,393
Washington Federal, Inc.	33,199	559,735
First American Corp.	15,887	514,262
UDR, Inc.	31,580	497,069
Cousins Properties, Inc.	50,277	416,294
PacWest Bancorp	17,987	342,652
Associated Banc-Corp.	23,415	267,399
Astoria Financial Corp.	23,593	260,467
Wilmington Trust Corp.	18,021	255,898

Total Financials		30,490,885

MATERIALS 21.4%
Temple-Inland, Inc.	508,614	8,351,442
Ashland, Inc.	187,106	8,086,721
Louisiana-Pacific Corp.*	665,734	4,440,446
Packaging Corporation of America	55,692	1,136,117
RPM International, Inc.	57,253	1,058,608
Cabot Corp.	39,817	920,171
Cytec Industries, Inc.	23,884	775,513
Worthington Industries, Inc.	45,529	632,853

Total Materials		25,401,871

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 18.2%
Williams-Sonoma, Inc.	184,825	$3,739,010
AnnTaylor Stores Corp.*	176,478	2,804,236
Foot Locker, Inc.	187,814	2,244,377
Boyd Gaming Corp.*	178,759	1,953,836
Barnes & Noble, Inc.	81,642	1,814,085
Brinker International, Inc.	111,384	1,752,070
Brink’s Home Security Holdings, Inc.*	52,366	1,612,349
Harte-Hanks, Inc.	113,274	1,566,579
American Greetings Corp. — Class A	65,309	1,456,391
Blyth, Inc.	31,597	1,223,752
Regis Corp.	53,568	830,304
Bob Evans Farms, Inc.	21,314	619,385

Total Consumer Discretionary		21,616,374

INDUSTRIALS 13.7%
Oshkosh Corp.	266,165	8,232,483
Kelly Services, Inc. — Class A	127,074	1,563,010
HNI Corp.	64,518	1,522,625
Timken Co.	48,669	1,140,315
Manpower, Inc.	16,941	960,724
Deluxe Corp.	55,152	943,099
Crane Co.	33,356	860,918
Alexander & Baldwin, Inc.	19,096	612,791
Federal Signal Corp.	52,883	380,229

Total Industrials		16,216,194

INFORMATION TECHNOLOGY 10.1%
Tech Data Corp.*	67,376	2,803,515
RF Micro Devices, Inc.*	514,592	2,794,235
Vishay Intertechnology, Inc.*	197,565	1,560,763
Ingram Micro, Inc. — Class A*	89,205	1,503,104
Intersil Corp. — Class A	73,690	1,128,194
Arrow Electronics, Inc.*	35,233	991,809
Avnet, Inc.*	28,312	735,263
Imation Corp.	55,658	515,950

Total Information Technology		12,032,833

UTILITIES 4.6%
PNM Resources, Inc.	80,812	943,884
Oneok, Inc.	25,638	938,864
Great Plains Energy, Inc.	47,659	855,479
OGE Energy Corp.	18,324	606,158
NV Energy, Inc.	49,534	574,099
Westar Energy, Inc.	28,469	555,430
AGL Resources, Inc.	15,370	542,100
Black Hills Corp.	19,372	487,593

Total Utilities		5,503,607

HEALTH CARE 3.2%
WellCare Health Plans, Inc.*	56,353	1,389,102
Health Net, Inc.*	87,666	1,350,056
Kindred Healthcare, Inc.*	66,847	1,084,927

Total Health Care		3,824,085

96	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 2.0%
Smithfield Foods, Inc.*	111,911	$1,544,372
Universal Corp.	20,040	838,073

Total Consumer Staples		2,382,445

ENERGY 0.6%
Southern Union Co.	36,637	761,683

Total Energy		761,683

Total Common Stocks
(Cost $106,112,284)		118,229,977

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.*
$12.21, 03/02/12	176	10

Total Consumer Discretionary		10

Total Warrants
(Cost $—)		10

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 0.5%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$206,943	206,943
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	125,201	125,201
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	108,645	108,645
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	51,736	51,736
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	17,005	17,005

Total Repurchase Agreements (Cost $509,530)		509,530

Total Investments 100.0%(a) (Cost $106,621,814)		$118,739,517

Other Assets in Excess of Liabilities – 0.0%		$54,302

Net Assets – 100.0%		$118,793,819

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	97

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.8%

FINANCIALS 37.9%
XL Capital Ltd.	500,255	$8,734,452
Genworth Financial, Inc. — Class A	553,433	6,613,524
Hartford Financial Services
Group, Inc.	117,203	3,105,879
ProLogis	216,529	2,581,026
American International Group, Inc.*	54,494	2,403,730
Morgan Stanley	62,204	1,920,859
Host Hotels & Resorts, Inc.	144,126	1,696,363
Lincoln National Corp.	61,572	1,595,331
Comerica, Inc.	38,616	1,145,737
Bank of America Corp.	55,255	934,915
Fifth Third Bancorp	89,623	907,881
Legg Mason, Inc.	28,312	878,521
Prudential Financial, Inc.	17,404	868,634
Apartment Investment & Management Co. — Class A	46,942	692,394
Allstate Corp.	22,120	677,314
Citigroup, Inc.	135,865	657,587
Ameriprise Financial, Inc.	15,881	576,957
HCP, Inc.	19,549	561,838
SunTrust Banks, Inc.	23,615	532,518
Principal Financial Group, Inc.	19,386	530,983
Boston Properties, Inc.	8,013	525,252
Vornado Realty Trust	8,020	516,558
Simon Property Group, Inc.	7,286	505,880
Capital One Financial Corp.	13,344	476,781
Health Care REIT, Inc.	11,217	466,852
JPMorgan Chase & Co.	9,706	425,317
Regions Financial Corp.	65,385	406,041
Marshall & Ilsley Corp.	49,809	401,959
Huntington Bancshares, Inc.	82,376	387,991
KIMCO Realty Corp.	28,022	365,407
Equity Residential	11,356	348,629
BB&T Corp.	12,726	346,656
Assurant, Inc.	10,592	339,580
Cincinnati Financial Corp.	11,821	307,228
AvalonBay Communities, Inc.	4,113	299,138
KeyCorp	45,282	294,333
U.S. Bancorp	11,079	242,187
Zions Bancorporation	10,283	184,785

Total Financials		44,457,017

CONSUMER DISCRETIONARY 24.7%
Office Depot, Inc.*	578,849	3,831,980
Macy’s, Inc.	142,772	2,611,300
Wyndham Worldwide Corp.	154,441	2,520,477
Gannett Company, Inc.	191,857	2,400,131
Goodyear Tire & Rubber Co.*	133,672	2,276,434
Ford Motor Co.*	301,000	2,170,210
CBS Corp.	175,339	2,112,835

		MARKET
	SHARES	VALUE

Whirlpool Corp.	16,044	$1,122,438
Limited Brands, Inc.	63,312	1,075,671
International Game Technology, Inc.	47,231	1,014,522
J.C. Penney Company, Inc.	27,529	929,104
AutoNation, Inc.*	50,110	905,989
Carnival Corp.	23,633	786,506
Meredith Corp.	26,063	780,326
Starwood Hotels & Resorts Worldwide, Inc.	20,610	680,748
Newell Rubbermaid, Inc.	43,166	677,275
Eastman Kodak Co.	128,388	613,695
Leggett & Platt, Inc.	31,497	611,042
Johnson Controls, Inc.	20,870	533,437
Time Warner, Inc.	14,656	421,800
Darden Restaurants, Inc.	9,265	316,215
Mattel, Inc.	17,114	315,924
Fortune Brands, Inc.	6,647	285,688

Total Consumer Discretionary		28,993,747

MATERIALS 8.4%
MeadWestvaco Corp.	79,314	1,769,495
International Paper Co.	77,507	1,722,981
AK Steel Holding Corp.	67,086	1,323,607
Alcoa, Inc.	85,846	1,126,299
Dow Chemical Co.	35,908	936,121
Eastman Chemical Co.	14,077	753,683
United States Steel Corp.	15,454	685,694
Air Products & Chemicals, Inc.	6,667	517,226
Weyerhaeuser Co.	14,077	515,922
E.I. du Pont de Nemours and Co.	16,044	515,654

Total Materials		9,866,682

UTILITIES 6.3%
Constellation Energy Group, Inc.	35,456	1,147,711
NiSource, Inc.	68,142	946,492
Pinnacle West Capital Corp.	18,767	615,933
TECO Energy, Inc.	36,010	507,021
Pepco Holdings, Inc.	31,030	461,727
DTE Energy Co.	12,591	442,448
Integrys Energy Group, Inc.	11,835	424,758
Duke Energy Corp.	25,873	407,241
Ameren Corp.	15,905	402,078
CenterPoint Energy, Inc.	30,914	384,261
Progress Energy, Inc.	9,704	379,038
Consolidated Edison, Inc.	8,938	365,922
American Electric Power
Company, Inc.	9,675	299,828
Xcel Energy, Inc.	14,851	285,733
SCANA Corp.	7,888	275,291

Total Utilities		7,345,482

98	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 5.2%
SUPERVALU, Inc.	136,101	$2,049,681
Tyson Foods, Inc. — Class A	92,995	1,174,527
Coca-Cola Enterprises, Inc.	37,161	795,617
Altria Group, Inc.	34,991	623,190
Philip Morris International, Inc.	12,553	611,833
Reynolds American, Inc.	10,464	465,857
ConAgra Foods, Inc.	16,649	360,950

Total Consumer Staples		6,081,655

HEALTH CARE 4.3%
Tenet Healthcare Corp.*	520,716	3,061,810
AmerisourceBergen Corp.	49,644	1,111,033
McKesson Corp.	7,740	460,917
Pfizer, Inc.	23,440	387,932

Total Health Care		5,021,692

INDUSTRIALS 3.7%
RR Donnelley & Sons Co.	58,717	1,248,323
Masco Corp.	59,665	770,872
Textron, Inc.	40,408	766,944
General Electric Co.	29,531	484,899
Avery Dennison Corp.	9,704	349,441
Northrop Grumman Corp.	6,654	344,345
Ryder System, Inc.	8,006	312,714

Total Industrials		4,277,538

INFORMATION TECHNOLOGY 3.5%
Jabil Circuit, Inc.	143,252	1,921,009
Sun Microsystems, Inc.*	78,586	714,347
Analog Devices, Inc.	20,127	555,103
Microchip Technology, Inc.	17,846	472,919
Molex, Inc.	19,368	404,404

Total Information Technology		4,067,782

ENERGY 3.1%
Tesoro Corp.	138,685	2,077,501
Spectra Energy Corp.	41,157	779,514
Valero Energy Corp.	39,369	763,365

Total Energy		3,620,380

TELECOMMUNICATION SERVICES 2.7%
CenturyTel, Inc.	24,664	828,710
Qwest Communications International, Inc.	206,993	788,643
Windstream Corp.	53,450	541,449
Frontier Communications Corp.	54,491	410,862
AT&T, Inc.	10,473	282,876
Verizon Communications, Inc.	9,228	279,332

Total Telecommunication Services		3,131,872

Total Common Stocks
(Cost $101,050,551)		116,863,847

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 0.9%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$449,587	$449,587
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	272,000	272,000
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	236,033	236,033
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	112,397	112,397
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	36,943	36,943

Total Repurchase Agreements
(Cost $1,106,960)		1,106,960

Total Investments 100.7%(a)
(Cost $102,157,511)		$117,970,807

Liabilities in Excess of Other Assets – (0.7)%		$(818,001)

Net Assets – 100.0%		$117,152,806

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	99

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     EUROPE 1.25x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 72.0%

FINANCIALS 20.6%
HSBC Holdings PLC — SP ADR	18,738	$1,074,624
Banco Santander Central Hispano SA — SP ADR	38,157	616,235
Banco Bilbao Vizcaya Argentaria SA — SP ADR	28,357	505,889
Credit Suisse Group AG — SP ADR	8,618	479,592
Deutsche Bank AG— SP ADR	4,995	383,466
UBS AG — SP ADR*	20,290	371,510
AXA — SP ADR	13,473	364,445
Allianz SE — SP ADR	28,417	354,644
Barclays PLC — SP ADR*	14,754	348,785
ING Groep NV — SP ADR*	12,963	231,130
Lloyds TSB Group PLC — SP ADR	15,505	103,418
Willis Group Holdings Ltd.	3,253	91,800
Allied Irish Banks PLC — SP ADR*	6,977	65,723

Total Financials		4,991,261

HEALTH CARE 13.5%
Novartis AG — SP ADR	18,248	919,334
GlaxoSmithKline PLC — SP ADR	20,460	808,375
Sanofi-Aventis — SP ADR	18,308	676,481
AstraZeneca PLC — SP ADR	9,940	446,803
Novo Nordisk A/S — SP ADR	3,283	206,665
Teva Pharmaceutical Industries Ltd. — SP ADR	2,422	122,456
Alcon, Inc. — SP ADR	671	93,047

Total Health Care		3,273,161

TELECOMMUNICATION SERVICES 11.2%
Telefonica SA — SP ADR	10,390	861,435
Vodafone Group PLC — SP ADR	30,880	694,800
France Telecom SA — SP ADR	21,100	568,012
Deutsche Telekom AG — SP ADR	24,263	331,432
BT Group PLC — SP ADR	12,202	253,924

Total Telecommunication Services		2,709,603

ENERGY 10.7%
BP PLC — SP ADR	16,326	869,033
Total SA — SP ADR	12,322	730,202
Royal Dutch Shell PLC — SP ADR	9,950	569,040
Eni SpA — SP ADR	7,387	368,242
Compagnie Generale de Geophysique Veriras — SP ADR*	2,292	53,633

Total Energy		2,590,150

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 4.2%
Unilever NV	15,885	$458,441
Diageo PLC — SP ADR	6,206	381,607
British American Tobacco PLC — SP ADR	2,853	180,452

Total Consumer Staples		1,020,500

MATERIALS 4.0%
BHP Billiton Ltd. — SP ADR	5,005	330,380
Rio Tinto PLC — SP ADR	1,271	216,439
Anglo American PLC — SP ADR*	12,232	194,244
ArcelorMittal	3,904	144,994
Syngenta AG — SP ADR	1,822	83,721

Total Materials		969,778

INFORMATION TECHNOLOGY 3.1%
SAP AG — SP ADR	6,206	303,287
Nokia Oyj — SP ADR	20,450	298,979
Telefonaktiebolaget LM Ericsson — SP ADR	15,215	152,455

Total Information Technology		754,721

INDUSTRIALS 2.7%
Siemens AG — SP ADR	4,534	421,481
Koninklijke Philips Electronics NV— SP ADR	5,896	143,627
Ryanair Holdings PLC — SP ADR*	3,613	104,921

Total Industrials		670,029

CONSUMER DISCRETIONARY 1.7%
Daimler AG— SP ADR	5,896	296,628
Carnival PLC — SP ADR	3,173	109,437

Total Consumer Discretionary		406,065

UTILITIES 0.3%
Veolia Environnement — SP ADR	2,132	82,061

Total Utilities		82,061

Total Common Stocks
(Cost $15,212,037)		17,467,329

	FACE
	AMOUNT

REPURCHASE AGREEMENTS† 9.8%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$970,342	970,342
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	587,057	587,057
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	509,429	509,429

100	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     EUROPE 1.25x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	$242,585	$242,585
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	79,734	79,734

Total Repurchase Agreements
(Cost $2,389,147)		2,389,147

Total Investments 81.8%(a)
(Cost $17,601,184)		$19,856,476

Other Assets in Excess of Liabilities – 18.2%		$4,418,477

Net Assets – 100.0%		$24,274,953

		Unrealized
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED(b)
December 2009 EURO Currency
Futures Contracts
(Aggregate Market Value of Contracts $14,266,200)	78	$(11,629)

FUTURES CONTRACTS PURCHASED(b)
December 2009 Dow Jones
STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $12,385,059)	347	$26,486
December 2009 Dow Jones EURO
STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $8,002,239)	191	(6,103)

(Total Aggregate Market Value of Contracts $20,387,298)		$20,383

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.

ADR — American Depository Receipt.
Country Diversification
The pie chart above reflects percentages of
the market value of Common Stocks.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	101

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     JAPAN 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 95.0%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$2,659,067	$2,659,067
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	1,608,736	1,608,736
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	1,396,010	1,396,010
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	664,767	664,767
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	218,497	218,497

Total Repurchase Agreements
(Cost $6,547,077)		6,547,077

Total Investments 95.0%(a)
(Cost $6,547,077)		$6,547,077

Other Assets in Excess of Liabilities – 5.0%		$341,922

Net Assets – 100.0%		$6,888,999

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED(b)
December 2009 Japanese Yen Currency
Futures Contracts
(Aggregate Market Value of Contracts $13,790,700)	99	$477,641

FUTURES CONTRACTS PURCHASED(b)
December 2009 Nikkei-225 Stock
Average Index Futures Contracts
(Aggregate Market Value of Contracts $13,846,250)	275	$(401,794)

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
102	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     STRENGTHENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 83.5%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$11,148,316	$11,148,316
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	6,744,732	6,744,732
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	5,852,866	5,852,866
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	2,787,079	2,787,079
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	1,697,695	1,697,695

Total Repurchase Agreements
(Cost $28,230,688)		28,230,688

Total Investments 83.5%(a)
(Cost $28,230,688)		$28,230,688

Other Assets in Excess of Liabilities – 16.5%		$5,571,733

Net Assets – 100.0%		$33,802,421

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED(b)
December 2009 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $54,641,600)	710	$(601,942)

	UNITS
CURRENCY INDEX SWAP AGREEMENT(b)
Goldman Sachs International November 2009 U.S. Dollar Index Swap, Terminating 11/25/09††† (Notional Market Value $12,708,349)	165,112	$31,249

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as currency index swap collateral at September 30, 2009.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	103

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     WEAKENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTE 46.2%(b)
Federal Home Loan Bank*
0.00% due 10/01/09	$50,000,000	$50,000,000

Total Federal Agency Discount Note
(Cost $50,000,000)		50,000,000

REPURCHASE AGREEMENTS† 48.7%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	20,446,015	20,446,015
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	12,369,839	12,369,839
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	10,734,158	10,734,158
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	5,111,504	5,111,504
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	3,969,602	3,969,602

Total Repurchase Agreements
(Cost $52,631,118)		52,631,118

Total Investments 94.9%(a)
(Cost $102,631,118)		$102,631,118

Other Assets in Excess of Liabilities – 5.1%		$5,497,594

Net Assets – 100.0%		$108,128,712

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS SOLD SHORT(b)
December 2009 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $200,403,840)	2,604	$3,349,400

		UNREALIZED
	UNITS	GAIN

CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT(b)
Goldman Sachs International November 2009 U.S. Dollar Index Swap, Terminating 11/25/09††† (Notional Market Value $16,054,706)	208,589	$168,167

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as currency index swap collateral at September 30, 2009.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
104	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     REAL ESTATE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 100.0%
REAL ESTATE INVESTMENT TRUST (REIT) 93.1%
SPECIALIZED REIT 25.2%
Public Storage	12,143	$913,639
HCP, Inc.	26,483	761,121
Host Hotels & Resorts, Inc.	64,417	758,188
Ventas, Inc.	17,029	655,616
Health Care REIT, Inc.	13,248	551,382
Plum Creek Timber Company, Inc. (REIT)	17,669	541,378
Nationwide Health Properties, Inc.	14,920	462,371
Rayonier, Inc.	11,106	454,346
Hospitality Properties Trust	21,980	447,733
Senior Housing Properties Trust	20,580	393,284
Entertainment Properties Trust	9,161	312,757
LaSalle Hotel Properties	15,612	306,932
Healthcare Realty Trust, Inc.	13,790	291,383
Omega Healthcare Investors, Inc.	17,226	275,961
Potlatch Corp.	9,409	267,686
Extra Space Storage, Inc.	24,837	262,030
National Health Investors, Inc.	7,378	233,514
Sovran Self Storage, Inc.	7,322	222,808
LTC Properties, Inc.	7,624	183,281

Total Specialized REIT		8,295,410

RETAIL REIT 19.0%
Simon Property Group, Inc.	17,872	1,240,839
KIMCO Realty Corp.	50,689	660,984
Federal Realty Investment Trust	8,156	500,534
Macerich Co.	15,794	479,032
Regency Centers Corp.	12,660	469,053
Weingarten Realty Investors	21,805	434,356
Realty Income Corp.	16,569	424,995
Taubman Centers, Inc.	11,111	400,885
National Retail Properties, Inc.	16,136	346,440
Alexander’s, Inc.	1,067	315,704
Equity One, Inc.	18,968	297,229
Tanger Factory Outlet Centers, Inc.	7,366	275,046
Getty Realty Corp.	8,163	200,320
Saul Centers, Inc.	5,814	186,629

Total Retail REIT		6,232,046

RESIDENTIAL REIT 15.6%
Equity Residential	27,822	854,136
AvalonBay Communities, Inc.	9,155	665,843
UDR, Inc.	30,310	477,079
Camden Property Trust	11,703	471,631
Apartment Investment & Management Co. — Class A	28,521	420,685
Essex Property Trust, Inc.	5,136	408,723

		MARKET
	SHARES	VALUE

BRE Properties, Inc. — Class A	11,468	$358,948
Home Properties, Inc.	7,545	325,114
American Campus Communities, Inc.	11,256	302,224
Mid-America Apartment
Communities, Inc.	6,685	301,694
Equity Lifestyle Properties, Inc.	6,713	287,249
Post Properties, Inc.	14,157	254,826

Total Residential REIT		5,128,152

OFFICE REIT 16.1%
Boston Properties, Inc.	12,697	832,288
SL Green Realty Corp.	14,299	627,011
Digital Realty Trust, Inc.	10,854	496,136
Duke Realty Corp.	39,438	473,650
Alexandria Real Estate
Equities, Inc.	8,072	438,713
Mack-Cali Realty Corp.	13,314	430,442
Highwoods Properties, Inc.	13,494	424,386
Corporate Office Properties
Trust SBI	10,416	384,142
Douglas Emmett, Inc.	27,448	337,062
BioMed Realty Trust, Inc.	23,158	319,581
Kilroy Realty Corp.	10,943	303,559
Franklin Street Properties Corp.	17,506	229,329

Total Office REIT		5,296,299

MORTGAGE REIT 6.5%
Annaly Capital Management, Inc.	44,445	806,232
MFA Mortgage Investments, Inc.	43,341	344,994
Hatteras Financial Corp.	8,612	258,188
Redwood Trust, Inc.	16,545	256,448
Capstead Mortgage Corp.	16,870	234,662
Anworth Mortgage Asset Corp.	28,107	221,483

Total Mortgage REIT		2,122,007

DIVERSIFIED REIT 6.3%
Vornado Realty Trust	14,776	951,728
Liberty Property Trust	15,949	518,821
Washington Real Estate
Investment Trust	12,011	345,917
PS Business Parks, Inc.	5,064	259,884

Total Diversified REIT		2,076,350

INDUSTRIAL REIT 4.4%
ProLogis	57,443	684,720
AMB Property Corp.	21,796	500,218
Eastgroup Properties, Inc.	6,498	248,354

Total Industrial REIT		1,433,292

Total Real Estate Investment
Trust (REIT)		30,583,556

REAL ESTATE MANAGEMENT & DEVELOPEMENT 6.9%
Brookfield Asset Management, Inc. — Class A	42,962	975,667

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	105

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     REAL ESTATE FUND

		MARKET
	SHARES	VALUE

CB Richard Ellis Group, Inc. — Class A*	40,199	$471,936
The St. Joe Co.*	14,351	417,901
Jones Lang LaSalle, Inc.	8,468	401,129

Total Real Estate Management &
Developement		2,266,633

Total Common Stocks
(Cost $28,105,327)		32,850,189

	FACE
	AMOUNT

REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 10/30/09 at 0.03% due 10/01/09	$170,383	170,383

Total Repurchase Agreement
(Cost $170,383)		170,383

Total Investments 100.5%(a)
(Cost $28,275,710)		$33,020,572

Liabilities in Excess of Other Assets — (0.5)%		$(180,453)

Net Assets – 100.0%		$32,840,119

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

REIT—Real Estate Investment Trust.
106	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATION 94.2%
U.S. Treasury Bond 4.50% due 08/15/39	$213,335,000	$230,068,464

Total U.S. Treasury Obligation
(Cost $222,977,595)		230,068,464

REPURCHASE AGREEMENTS† 4.2%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	4,204,316	4,204,316
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	2,543,611	2,543,611
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	2,207,266	2,207,266
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	1,051,079	1,051,079
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	345,471	345,471

Total Repurchase Agreements
(Cost $10,351,743)		10,351,743

Total Investments 98.4%(a)
(Cost $233,329,338)		$240,420,207

Other Assets in Excess of Liabilities – 1.6%		$3,913,993

Net Assets – 100.0%		$244,334,200

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED(a)
December 2009 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $102,493,250)	844	$1,713,602

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	107

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 86.5%(b)
Fannie Mae*
0.24% due 10/29/09	$50,000,000	$49,998,450
0.31% due 01/11/10	25,000,000	24,992,925
0.25% due 02/17/10	15,000,000	14,993,055
Federal Home Loan Bank**
0.00% due 10/01/09	100,000,000	100,000,000
0.68% due 10/30/09	50,000,000	49,998,400
0.12% due 11/13/09	50,000,000	49,997,000
0.83% due 12/15/09	49,000,000	48,994,904
0.74% due 10/16/09	25,000,000	24,999,575
0.21% due 10/20/09	25,000,000	24,999,475
Freddie Mac*
0.46% due 08/23/10	50,000,000	49,886,800
0.19% due 03/22/10	25,000,000	24,982,075
0.25% due 12/15/09	22,000,000	21,997,712

Total Federal Agency Discount Notes
(Cost $485,582,035)		485,840,371

	CONTRACTS
OPTIONS PURCHASED 0.0%(b)
Call Options on:
December 2009 U.S. Treasury Bond Index Futures Contracts Expiring November 2009 with strike price of 147††	2,000	—

Total Call Options		—

Total Options Purchased
(Cost $35,250)		—

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 11.5%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$26,284,383	$26,284,383
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	15,902,051	15,902,051
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	13,799,301	13,799,301
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	6,571,096	6,571,096
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	2,159,802	2,159,802

Total Repurchase Agreements
(Cost $64,716,633)		64,716,633

Total Investments 98.0%(a)
(Cost $550,333,918)		$550,557,004

Other Assets in Excess of Liabilities – 2.0%		$11,272,240

Net Assets – 100.0%		$561,829,244

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $924,139,375)	7,610	$(18,389,583)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

††	Security is fair valued.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
108	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     HIGH YIELD STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 137.7%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$8,800,166	$8,800,166
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	6,265,162	6,265,162
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	5,324,100	5,324,100
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	4,620,087	4,620,087
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	2,200,041	2,200,041

Total Repurchase Agreements
(Cost $27,209,556)		27,209,556

Total Investments 137.7%(a)
(Cost $27,209,556)		$27,209,556

Liabilities in Excess of Other Assets – (37.7)%		$(7,455,311)

Net Assets – 100.0%		$19,754,245

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
December 2009 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $12,305,938)	106	$144,521

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD†††(b)

						UPFRONT
		PROTECTION	MATURITY	NOTIONAL	MARKET	PREMIUMS	UNREALIZED
INDEX	COUNTERPARTY	PREMIUM RATE	DATE	PRINCIPAL	VALUE	PAID	APPRECIATION

CDX.NA.HY-12 Index	Goldman Sachs International	5.00%	06/20/14	$21,620,000	$(1,486,375)	$(3,801,710)	$2,315,335

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as credit default swap collateral at September 30, 2009.

†††	Credit Default Swaps — See Note 3.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	109

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INVERSE HIGH YIELD STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 74.0%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$2,845,984	$2,845,984
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,721,821	1,721,821
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	1,643,876	1,643,876
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	1,494,142	1,494,142
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	711,496	711,496

Total Repurchase Agreements
(Cost $8,417,319)		8,417,319

Total Investments 74.0%(a)
(Cost $8,417,319)		$8,417,319

Other Assets in Excess of Liabilities – 26.0%		$2,956,331

Net Assets – 100.0%		$11,373,650

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $8,358,750)	72	$(53,763)

CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED(b)

						UPFRONT
		PROTECTION	MATURITY	NOTIONAL	MARKET	PREMIUMS	UNREALIZED
INDEX	COUNTERPARTY	PREMIUM RATE	DATE	PRINCIPAL	VALUE	RECEIVED	DEPRECIATION

CDX.NA.HY-12 Index	Goldman Sachs International	5.00%	06/20/14	$8,930,000	$613,938	$789,810	$(175,872)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as credit default swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
110	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     U.S. GOVERNMENT MONEY MARKET FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 64.9%(b)
Fannie Mae*
0.51% due 07/12/10	$45,000,000	$44,820,528
0.25% due 10/01/09	26,000,000	26,000,000
0.48% due 06/14/10	25,000,000	24,914,667
0.42% due 08/09/10	25,000,000	24,909,000
0.25% due 01/12/10	20,000,000	19,985,694
0.24% due 02/24/10	15,000,000	14,985,400
0.34% due 10/21/09	2,000,000	1,999,641
0.28% due 11/04/09	1,700,000	1,699,547
0.23% due 10/07/09	1,400,000	1,399,946
0.27% due 11/18/09	1,400,000	1,399,492
0.30% due 11/02/09	1,300,000	1,299,650
0.25% due 11/03/09	1,200,000	1,199,723
0.29% due 11/16/09	1,000,000	999,627
0.50% due 12/07/09	1,000,000	999,063
0.70% due 12/03/09	1,000,000	998,766
Farmer Mac**
0.60% due 06/11/10	26,200,000	26,089,523
Federal Farm Credit Bank**
0.27% due 10/15/09	25,000,000	24,997,375
0.39% due 05/17/10	25,000,000	24,938,250
0.50% due 06/02/10	25,000,000	24,915,278
0.48% due 05/03/10	20,000,000	19,942,933
0.21% due 10/29/09	1,500,000	1,499,753
0.66% due 11/18/09	1,500,000	1,498,690
0.22% due 10/16/09	1,300,000	1,299,880
0.34% due 12/18/09	1,000,000	999,259
Federal Home Loan Bank**
0.00% due 10/01/09	400,000,000	400,000,000
0.80% due 12/08/09	50,000,000	49,924,444
0.42% due 02/12/10	50,000,000	49,921,833
0.81% due 12/23/09	50,000,000	49,906,625
0.19% due 12/28/09	25,000,000	24,988,389
0.62% due 12/30/09	25,000,000	24,961,250
0.60% due 01/07/10	25,000,000	24,959,167
1.05% due 03/16/10	25,000,000	24,878,958
0.49% due 08/06/10	15,000,000	14,936,912
0.75% due 02/09/10	12,000,000	11,967,250
Freddie Mac*
0.43% due 05/17/10	20,000,000	19,945,533
0.73% due 02/08/10	10,000,000	9,973,639
0.27% due 11/23/09	1,800,000	1,799,279
0.21% due 10/26/09	1,500,000	1,499,779
0.28% due 11/09/09	1,500,000	1,499,541
0.25% due 11/05/09	1,000,000	999,755
0.28% due 11/02/09	1,000,000	999,749

Total Federal Agency
Discount Notes
(Cost $1,006,953,788)		1,006,953,788

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY BONDS 1.0%(b)
Federal Home Loan Bank**
1.12% due 06/30/10	$15,000,000	$15,074,393

Total Federal Agency Bonds
(Cost $15,074,393)		15,074,393

FEDERAL AGENCY NOTES 3.3%(b)
Fannie Mae* 2.38% due 05/20/10	25,000,000	25,301,462
Farmer Mac** 0.65% due 07/15/10	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.** 0.60% due 01/08/10	1,000,000	1,000,000

Total Federal Agency Notes
(Cost $51,301,462)		51,301,462

ASSET BACKED SECURITIES 0.0%(b)
Small Business Administration Pools
#501927
1.52% due 07/25/17[1]	140,232	141,555
#503152
0.89% due 11/25/20[1]	36,626	36,626
#503265
0.76% due 01/25/21[1]	58,653	58,506
#503295
0.76% due 04/25/21[1]	34,709	34,731
#503303
0.76% due 04/25/21[1]	63,129	63,168

Total Asset Backed Securities
(Cost $334,586)		334,586

REPURCHASE AGREEMENTS† 21.0%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	125,905,169	125,905,169
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	91,628,861	91,628,861
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	66,100,214	66,100,214
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	31,476,293	31,476,293
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	10,345,697	10,345,697

Total Repurchase Agreements
(Cost $325,456,234)		325,456,234

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	111

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     U.S. GOVERNMENT MONEY MARKET FUND

	FACE	MARKET
	AMOUNT	VALUE

COMMERCIAL PAPER 5.1%(b)
Abbott Laboratories
0.20% due 11/16/09	$3,000,000	$2,999,233
0.19% due 10/06/09	2,000,000	1,999,947
BNP Paribas Finance, Inc.
0.19% due 10/14/09	5,000,000	4,999,657
BP Capital Markets PLC
0.17% due 10/22/09	4,750,000	4,749,529
Coca-Cola Co.
0.15% due 11/19/09	5,000,000	4,998,979
FPL Group Capital, Inc.
0.18% due 10/07/09	5,000,000	4,999,850
General Re Corp.
0.16% due 10/16/09	5,000,000	4,999,667
GlaxoSmithKline PLC
0.15% due 10/21/09	5,000,000	4,999,583
Goldman Sachs Group, Inc.
0.14% due 10/15/09	5,000,000	4,999,728
JPMorgan Chase Funding, Inc.
0.22% due 12/01/09	5,000,000	4,998,136
Nestle Capital Corp.
0.19% due 10/13/09	5,000,000	4,999,683
Procter & Gamble
International Funding
0.21% due 10/20/09	5,000,000	4,999,446
Royal Bank of Canada
0.16% due 11/13/09	5,000,000	4,999,045
Southern Co.
0.20% due 11/17/09	5,000,000	4,998,694
Toyota Motor Credit Corp.
0.18% due 11/06/09	5,000,000	4,999,100
Unilever Capital Corp.
0.13% due 10/23/09	5,000,000	4,999,603
Wal-Mart Stores, Inc.
0.15% due 10/28/09	5,000,000	4,999,438

Total Commercial Paper
(Cost $79,739,318)		79,739,318

MARKET
VALUE

Total Investments 95.3%(a)
(Cost $1,478,859,781)	$1,478,859,781

Other Assets in Excess of Liabilities – 4.7%	$72,680,529

Net Assets – 100.0%	$1,551,540,310

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

1	Variable rate security. Rate indicated is effective at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 —See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
112	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	113

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

			Inverse
			S&P 500
	Nova	S&P 500	Strategy
	Fund	Fund	Fund

Assets
Investment Securities	$57,565,492	$137,928,533	$124,987,550
Repurchase Agreements	15,899,879	15,758,887	66,632,224

Total Investments	73,465,371	153,687,420	191,619,774
Segregated Cash with Broker	2,754,000	292,500	1,755,035
Unrealized Appreciation on Swap Agreements	583,879	119,314	—
Receivable for Swap Settlement	298,325	3,021	—
Variation Margin on Futures Contracts	—	—	60,974
Receivable for Fund Shares Sold	25,689	10,933,282	1,662,800
Investment Income Receivable	77,361	189,688	—

Total Assets	77,204,625	165,225,225	195,098,583

Liabilities
Unrealized Depreciation on Swap Agreements	—	—	1,724,622
Payable for Swap Settlement	—	—	3,631,009
Variation Margin on Futures Contracts	93,287	9,695	—
Payable for Fund Shares Redeemed	955,883	8,451,683	7,313,844
Investment Advisory Fees Payable	45,506	96,695	142,517
Transfer Agent and Administrative Fees Payable	15,169	32,231	39,588
Distribution and Service Fees Payable	16,482	38,564	20,797
Portfolio Accounting Fees Payable	6,067	12,893	15,835
Custody Fees Payable	2,187	4,255	5,226
Other Accrued Fees	23,511	54,360	73,499

Total Liabilities	1,158,092	8,700,376	12,966,937

Net Assets	$76,046,533	$156,524,849	$182,131,646

Net Assets Consist Of
Paid-In Capital	$236,731,627	$189,631,708	$457,423,739
Undistributed Net Investment Income (Loss)	691,161	656,415	(917,351)
Accumulated Net Realized Loss on Investments	(173,863,792)	(63,554,413)	(272,539,334)
Net Unrealized Appreciation (Depreciation) on Investments	12,487,537	29,791,139	(1,835,408)

Net Assets	$76,046,533	$156,524,849	$182,131,646

Investor Class	$46,652,714	N/A	$144,953,637
Advisor Class	9,179,095	N/A	6,253,886
A-Class	7,822,208	$42,622,620	12,706,974
C-Class	12,392,516	10,762,313	18,217,149
H-Class	N/A	103,139,916	N/A
Shares Outstanding
Investor Class	2,673,979	N/A	3,696,322
Advisor Class	560,486	N/A	170,599
A-Class	470,567	2,027,048	343,014
C-Class	780,907	525,282	510,661
H-Class	N/A	4,907,625	N/A
Net Asset Values
Investor Class	$17.45	N/A	$39.22
Advisor Class	16.38	N/A	36.66
A-Class	16.62	$21.03	37.05
A-Class Maximum Offering Price*	17.45	22.08	38.90
C-Class	15.87	20.49	35.67
H-Class	N/A	21.02	N/A

Cost of Investments	$61,550,513	$124,017,462	$191,597,786

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
114	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

September 30, 2009

	Inverse		Inverse			Inverse
	NASDAQ-100®	Mid-Cap	Mid-Cap	Russell 2000®		Russell 2000®
NASDAQ-100®	Strategy	1.5x Strategy	Strategy	1.5x Strategy	Russell 2000®	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$541,337,543	$—	$8,611,030	$—	$14,209,822	$4,893,129	$—
21,893,445	32,625,626	4,014,557	5,774,264	8,055,868	9,909,996	19,354,690

563,230,988	32,625,626	12,625,587	5,774,264	22,265,690	14,803,125	19,354,690
638,400	246,412	564,000	66,002	632,000	220,000	420,007
137,708	—	108,020	—	507,967	45,647	—
508,834	—	147,220	—	313,465	—	35,903
—	—	—	4,070	—	—	67,118
357,964	122,089	786,324	20,351	1,179,670	1,799,139	90,560
107,424	—	7,678	—	13,808	4,973	—

564,981,318	32,994,127	14,238,829	5,864,687	24,912,600	16,872,884	19,968,278

—	245,024	—	84,990	—	526	305,598
—	638,353	—	239,544	—	57,960	—
—	—	34,780	—	106,898	24,404	—
6,402,917	1,253,526	250,211	58,848	872,731	756,602	128,000
341,407	21,481	9,857	5,237	15,507	9,387	15,955
113,802	5,967	2,738	1,455	4,307	3,129	4,432
19,120	3,110	4,975	1,745	7,099	4,524	5,592
38,172	2,387	1,095	582	1,723	1,252	1,773
15,022	788	361	192	569	413	585
230,288	13,051	4,165	2,209	5,892	4,759	6,464

7,160,728	2,183,687	308,182	394,802	1,014,726	862,956	468,399

$557,820,590	$30,810,440	$13,930,647	$5,469,885	$23,897,874	$16,009,928	$19,499,879

$1,083,528,333	$111,344,039	$31,466,806	$16,627,956	$39,553,120	$28,803,573	$56,536,178
(1,845,975)	(152,248)	(39,747)	(50,866)	24,981	(44,677)	(234,497)
(762,381,608)	(80,083,574)	(19,847,407)	(11,026,894)	(19,640,726)	(14,273,209)	(36,426,844)
238,519,840	(297,777)	2,350,995	(80,311)	3,960,499	1,524,241	(374,958)

$557,820,590	$30,810,440	$13,930,647	$5,469,885	$23,897,874	$16,009,928	$19,499,879

$514,482,542	$26,595,573	N/A	N/A	N/A	N/A	N/A
25,756,788	391,764	N/A	N/A	N/A	N/A	N/A
8,666,931	897,360	$1,083,172	$2,059,094	$1,353,920	$2,867,162	$1,289,126
8,914,329	2,925,743	3,723,148	480,079	4,645,908	2,016,817	1,966,203
N/A	N/A	9,124,327	2,930,712	17,898,046	11,125,949	16,244,550

45,528,536	1,516,707	N/A	N/A	N/A	N/A	N/A
2,414,289	23,068	N/A	N/A	N/A	N/A	N/A
801,105	52,131	49,038	63,894	63,720	139,969	40,938
862,798	183,678	180,826	15,595	233,965	101,005	65,220
N/A	N/A	413,047	90,982	843,229	543,586	515,663

$11.30	$17.54	N/A	N/A	N/A	N/A	N/A
10.67	16.98	N/A	N/A	N/A	N/A	N/A
10.82	17.21	$22.09	$32.23	$21.25	$20.48	$31.49
11.36	18.07	23.19	33.84	22.31	21.50	33.06
10.33	15.93	20.59	30.78	19.86	19.97	30.15
N/A	N/A	22.09	32.21	21.23	20.47	31.50

$324,970,189	$32,625,626	$10,526,593	$5,774,264	$18,812,767	$13,287,055	$19,354,690
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	115

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	S&P	S&P
	SmallCap 600	MidCap 400	S&P 500
	Pure Growth	Pure Growth	Pure Growth
	Fund	Fund	Fund

Assets
Investment Securities	$16,709,667	$42,800,191	$11,019,043
Repurchase Agreements	102,547	334,044	65,553

Total Investments	16,812,214	43,134,235	11,084,596
Segregated Cash with Broker	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—
Receivable for Swap Settlement	—	—	—
Variation Margin on Futures Contracts	—	—	—
Receivable for Securities Sold	—	—	—
Receivable for Fund Shares Sold	290,489	999,905	264,261
Investment Income Receivable	1,946	9,176	4,405
Other Assets	—	—	—

Total Assets	17,104,649	44,143,316	11,353,262

Liabilities
Payable for Swap Settlement	—	—	—
Variation Margin on Futures Contracts	—	—	—
Payable for Securities Purchased	270,427	—	216,757
Payable for Fund Shares Redeemed	14,861	241,377	39,262
Investment Advisory Fees Payable	9,186	28,455	7,506
Transfer Agent and Administrative Fees Payable	3,062	9,485	2,502
Distribution and Service Fees Payable	3,606	11,165	3,975
Portfolio Accounting Fees Payable	1,225	3,794	1,001
Custody Fees Payable	404	1,252	330
Overdraft Due to Custodian Bank	—	—	—
Other Accrued Fees	5,030	12,117	4,403

Total Liabilities	307,801	307,645	275,736

Net Assets	$16,796,848	$43,835,671	$11,077,526

Net Assets Consist Of
Paid-In Capital	$21,698,718	$60,087,708	$19,999,467
Undistributed Net Investment Income (Loss)	(112,733)	(247,145)	(55,063)
Accumulated Net Realized Loss on Investments	(9,852,891)	(27,485,848)	(12,804,668)
Net Unrealized Appreciation (Depreciation) on Investments	5,063,754	11,480,956	3,937,790

Net Assets	$16,796,848	$43,835,671	$11,077,526

A-Class	$2,844,943	$1,229,140	$1,114,573
C-Class	1,227,122	2,946,411	2,473,462
H-Class	12,724,783	39,660,120	7,489,491
Shares Outstanding
A-Class	107,247	44,025	48,882
C-Class	48,178	110,242	113,095
H-Class	479,699	1,418,743	328,531
Net Asset Values
A-Class	$26.53	$27.92	$22.80
A-Class Maximum Offering Price*	27.85	29.31	23.94
C-Class	25.47	26.73	21.87
H-Class	26.53	27.95	22.80

Cost of Investments	$11,748,460	$31,653,279	$7,146,806

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
116	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

September 30, 2009

S&P	S&P				Strengthening	Weakening
SmallCap 600	MidCap 400	S&P 500	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x
Pure Value	Pure Value	Pure Value	Strategy	Strategy	Strategy	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$230,332,877	$118,229,987	$116,863,847	$17,467,329	$—	$—	$50,000,000
1,917,332	509,530	1,106,960	2,389,147	6,547,077	28,230,688	52,631,118

232,250,209	118,739,517	117,970,807	19,856,476	6,547,077	28,230,688	102,631,118
—	—	—	1,230,980	2,112,000	813,600	3,124,800
—	—	—	—	—	31,249	168,167
—	—	—	—	—	—	1,739,824
—	—	—	—	65,908	—	1,041,600
—	2,882,037	587,136	—	—	—	—
2,055,464	272,385	462,835	4,887,389	24,711	5,348,046	97,535
158,181	101,215	211,460	25,497	—	—	—
—	—	—	1,848,879	—	—	—

234,463,854	121,995,154	119,232,238	27,849,221	8,749,696	34,423,583	108,803,044

—	—	—	—	—	233,683	—
—	—	—	92,597	63,106	271,462	—
—	—	—	—	—	—	—
2,530,479	3,048,623	1,925,448	1,606,826	1,785,371	64,694	398,634
126,956	70,393	71,325	17,086	4,979	22,375	125,959
42,319	23,464	23,775	4,746	1,660	6,215	34,989
44,950	24,750	24,882	6,083	2,108	9,107	42,832
16,927	9,386	9,510	1,898	664	2,486	13,995
5,586	3,097	3,138	626	219	820	4,618
—	—	—	1,837,472	—	—	—
54,725	21,622	21,354	6,934	2,590	10,320	53,305

2,821,942	3,201,335	2,079,432	3,574,268	1,860,697	621,162	674,332

$231,641,912	$118,793,819	$117,152,806	$24,274,953	$6,888,999	$33,802,421	$108,128,712

$180,935,535	$113,879,124	$126,438,521	$38,011,017	$7,917,367	$55,750,828	$116,811,261
(281,163)	300,371	814,013	(137,916)	(49,310)	(259,791)	(1,009,180)
(21,846,688)	(7,503,379)	(25,913,024)	(15,872,619)	(1,054,905)	(21,117,923)	(11,190,936)
72,834,228	12,117,703	15,813,296	2,274,471	75,847	(570,693)	3,517,567

$231,641,912	$118,793,819	$117,152,806	$24,274,953	$6,888,999	$33,802,421	$108,128,712

$3,705,307	$379,146	$450,430	$504,642	$625,674	$5,854,796	$29,671,626
4,693,106	2,362,603	1,896,531	3,265,523	1,197,941	8,393,812	13,522,046
223,243,499	116,052,070	114,805,845	20,504,788	5,065,384	19,553,813	64,935,040

142,101	14,718	6,401	35,035	41,624	386,080	1,472,296
188,498	95,996	28,575	243,368	80,553	574,103	701,627
8,571,653	4,507,697	1,626,578	1,423,619	337,126	1,294,942	3,224,501

$26.08	$25.76	$70.36	$14.40	$15.03	$15.16	$20.15
27.38	27.04	73.87	15.12	15.78	15.92	21.15
24.90	24.61	66.37	13.42	14.87	14.62	19.27
26.04	25.75	70.58	14.40	15.03	15.10	20.14

$159,415,981	$106,621,814	$102,157,511	$17,601,184	$6,547,077	$28,230,688	$102,631,118
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	117

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)

			Inverse
		Government	Government
	Real	Long Bond 1.2x	Long Bond
	Estate	Strategy	Strategy
	Fund	Fund	Fund

Assets
Investment Securities	$32,850,189	$230,068,464	$485,840,371
Repurchase Agreements	170,383	10,351,743	64,716,633

Total Investments	33,020,572	240,420,207	550,557,004
Unamortized Upfront Premiums Received	—	—	—
Segregated Cash with Broker	—	2,700,800	24,777,540
Unrealized Appreciation on Swap Agreements	—	—	—
Variation Margin on Futures Contracts	—	—	1,458,087
Receivable for Securities Sold	193,308	6,934,353	—
Receivable for Fund Shares Sold	176,073	3,869,552	3,944,193
Investment Income Receivable	137,747	1,263,055	19
Other Assets	—	36,979	—

Total Assets	33,527,700	255,224,946	580,736,843

Liabilities
Unamortized Upfront Premiums Paid	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—
Variation Margin on Futures Contracts	—	158,250	—
Payable for Securities Purchased	12,971	—	—
Payable for Fund Shares Redeemed	631,989	10,414,696	17,952,764
Investment Advisory Fees Payable	20,187	91,848	429,861
Transfer Agent and Administrative Fees Payable	5,937	36,740	119,406
Distribution and Service Fees Payable	6,702	17,489	150,381
Portfolio Accounting Fees Payable	2,375	18,369	39,292
Custody Fees Payable	823	6,062	15,761
Overdraft Due to Custodians Bank	—	—	—
Interest Payable	—	36,979	—
Dividends Payable	—	30,917	—
Other Accrued Fees	6,597	79,396	200,134

Total Liabilities	687,581	10,890,746	18,907,599

Net Assets	$32,840,119	$244,334,200	$561,829,244

Net Assets Consist Of
Paid-In Capital	$48,541,700	$262,742,275	$915,531,204
Undistributed Net Investment Income (Loss)	771,212	176,974	(3,969,815)
Accumulated Net Realized Gain (Loss) on Investments	(21,217,655)	(27,389,520)	(331,565,648)
Net Unrealized Appreciation (Depreciation) on Investments	4,744,862	8,804,471	(18,166,497)

Net Assets	$32,840,119	$244,334,200	$561,829,244

Investor Class	N/A	$211,267,423	$298,403,691
Investor2 Class	N/A	N/A	N/A
Advisor Class	N/A	8,897,921	67,427,699
A-Class	$3,911,473	7,978,969	59,714,402
C-Class	1,269,423	16,189,887	136,283,452
H-Class	27,659,223	N/A	N/A
Shares Outstanding
Investor Class	N/A	17,131,005	21,287,913
Investor2 Class	N/A	N/A	N/A
Advisor Class	N/A	725,424	4,957,693
A-Class	185,978	646,099	4,338,003
C-Class	63,036	1,313,331	10,603,342
H-Class	1,316,052	N/A	N/A
Net Asset Values
Investor Class	N/A	$12.33	$14.02
Investor2 Class	N/A	N/A	N/A
Advisor Class	N/A	12.27	13.60
A-Class	$21.03	12.35	13.77
A-Class Maximum Offering Price*	22.08	12.97	14.46
C-Class	20.14	12.33	12.85
H-Class	21.02	N/A	N/A

Cost of Investments	$28,275,710	$233,329,338	$550,333,918

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
118	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

September 30, 2009

	Inverse	U.S.
High Yield	High Yield	Government
Strategy	Strategy	Money Market
Fund	Fund	Fund

$—	$—	$1,153,403,547
27,209,556	8,417,319	325,456,234

27,209,556	8,417,319	1,478,859,781
—	789,810	—
146,000	57,000	—
2,315,335	—	—
21,470	—	—
200,925	32,312	2,778
530,997	2,670,395	143,138,265
37,219	—	295,099
7,589	4,405	231,380

30,469,091	11,971,241	1,622,527,303

3,801,710	—	—
—	175,872	—
—	8,537	—
355,438	—	—
6,511,791	380,771	70,001,722
13,394	6,670	3,175
4,465	2,223	253,988
5,676	3,334	231,075
1,786	889	66,798
589	294	43,467
—	—	15,387
12,289	14,932	—
—	—	110
7,708	4,069	371,271

10,714,846	597,591	70,986,993

$19,754,245	$11,373,650	$1,551,540,310

$33,045,817	$14,572,441	$1,551,515,821
(325,763)	(87,410)	683
(15,425,665)	(2,881,746)	23,806
2,459,856	(229,635)	—

$19,754,245	$11,373,650	$1,551,540,310

N/A	N/A	$927,491,635
N/A	N/A	62,580,083
N/A	N/A	419,689,394
$4,713,204	$1,485,961	38,315,865
2,084,990	1,611,689	103,463,333
12,956,051	8,276,000	N/A

N/A	N/A	927,897,755
N/A	N/A	62,577,486
N/A	N/A	419,804,079
239,558	33,624	38,332,860
108,301	37,037	103,514,609
659,771	186,806	N/A

N/A	N/A	$1.00
N/A	N/A	1.00
N/A	N/A	1.00
$19.67	$44.19	1.00
20.65	46.39	N/A
19.25	43.52	1.00
19.64	44.30	N/A

$27,209,556	$8,417,319	$1,478,859,781
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	119

STATEMENTS OF OPERATIONS (Unaudited)

			Inverse
			S&P 500
	Nova	S&P 500	Strategy
	Fund	Fund	Fund

Investment Income
Interest	$8,503	$14,323	$417,968
Dividends, Net of Foreign Tax Withheld	581,239	1,610,484	—
Settlement and Penalties	—	—	—
Other Income	—	—	6,590

Total Income	589,742	1,624,807	424,558

Expenses
Investment Advisory Fees	241,715	599,119	992,221
Transfer Agent and Administrative Fees	80,572	199,706	275,617
Distribution & Service Fees:
Advisor Class	24,436	—	26,795
A-Class	8,761	41,528	21,172
C-Class	57,497	44,865	94,760
H-Class	—	146,963	—
Portfolio Accounting Fees	32,228	79,882	109,292
Registration Fees	16,531	28,741	63,863
Trustees’ Fees*	4,046	9,334	15,861
Custody Fees	9,010	21,745	29,379
Miscellaneous	32,625	86,637	100,012

Total Expenses	507,421	1,258,520	1,728,972

Net Investment Income (Loss)	82,321	366,287	(1,304,414)

Realized And Unrealized Gain (Loss) On Investments
Net Realized Gain (Loss) on:
Investment Securities	(3,206,618)	(2,375,062)	(892,745)
Equity Index Swaps	5,306,290	3,825,368	(90,350,188)
Futures Contracts	9,536,932	3,388,474	(12,858,763)

Total Net Realized Gain (Loss)	11,636,604	4,838,780	(104,101,696)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	17,241,926	40,742,132	(169,341)
Equity Index Swaps	528,931	(254,537)	20,307,499
Futures Contracts	(2,279,576)	224,359	285,248

Net Change in Unrealized Appreciation (Depreciation)	15,491,281	40,711,954	20,423,406

Net Gain (Loss) on Investments	27,127,885	45,550,734	(83,678,290)

Net Increase (Decrease) In Net Assets From Operations	$27,210,206	$45,917,021	$(84,982,704)

Foreign Tax Withheld	$—	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
120	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended September 30, 2009

	Inverse		Inverse			Inverse
	NASDAQ-100®	Mid-Cap	Mid-Cap	Russell 2000®		Russell 2000®
NASDAQ-100®	Strategy	1.5x Strategy	Strategy	1.5x Strategy	Russell 2000®	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$32,388	$24,567	$3,716	$5,176	$3,013	$3,437	$23,340
1,498,060	—	93,702	—	125,894	59,112	—
—	79,317	7,156	—	64,772	—	—
—	—	—	—	265	214	—

1,530,448	103,884	104,574	5,176	193,944	62,763	23,340

1,876,942	145,341	69,885	28,883	79,039	47,715	131,686
625,647	40,373	19,412	8,023	21,955	15,905	36,579

49,709	1,611	—	—	—	—	—
7,445	2,508	1,367	1,006	1,329	3,338	3,638
38,508	14,336	17,304	2,337	24,304	9,563	10,175
—	—	13,719	6,433	14,550	10,176	30,398
216,690	16,149	7,765	3,209	8,782	6,362	14,632
194,904	16,218	4,276	2,511	6,312	5,154	13,052
29,751	2,549	1,058	537	1,065	886	2,328
68,493	4,324	2,300	865	2,497	1,817	3,889
268,334	12,723	7,235	2,238	9,077	5,940	11,460

3,376,423	256,132	144,321	56,042	168,910	106,856	257,837

(1,845,975)	(152,248)	(39,747)	(50,866)	25,034	(44,093)	(234,497)

1,283,983	(227,163)	(1,296,155)	—	(2,502,782)	1,619,052	(7,616)
6,719,240	(12,952,657)	3,638,610	(2,953,270)	3,236,684	395,427	(7,106,419)
4,904,599	(2,522,248)	441,976	(774,176)	1,131,244	712,215	(5,350,049)

12,907,822	(15,702,068)	2,784,431	(3,727,446)	1,865,146	2,726,694	(12,464,084)

144,709,507	—	3,822,688	—	6,967,284	1,301,305	—
(85,725)	2,650,189	(228,254)	238,766	386,666	52,794	(500,097)
270,147	(65,127)	54,045	14,430	12,185	359,337	(37,101)

144,893,929	2,585,062	3,648,479	253,196	7,366,135	1,713,436	(537,198)

157,801,751	(13,117,006)	6,432,910	(3,474,250)	9,231,281	4,440,130	(13,001,282)

$155,955,776	$(13,269,254)	$6,393,163	$(3,525,116)	$9,256,315	$4,396,037	$(13,235,779)

$—	$—	$—	$—	$11	$7	$—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	121

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	S&P	S&P
	SmallCap 600	MidCap 400	S&P 500
	Pure Growth	Pure Growth	Pure Growth
	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$183	$229	$79
Dividends, Net of Foreign Tax Withheld	42,737	122,425	67,470
Settlement and Penalties	—	—	—

Total Income	42,920	122,654	67,549

EXPENSES
Investment Advisory Fees	74,097	174,155	55,210
Transfer Agent and Administrative Fees	24,699	58,052	18,403
Distribution & Service Fees:
A-Class	1,686	1,246	1,836
C-Class	5,032	13,230	12,410
H-Class	21,755	53,498	13,465
Portfolio Accounting Fees	9,879	23,221	7,361
Registration Fees	3,609	12,686	4,098
Trustees’ Fees*	1,125	2,953	1,025
Custody Fees	2,815	6,592	2,189
Miscellaneous	10,956	24,166	6,615

Total Expenses	155,653	369,799	122,612

Net Investment Income (Loss)	(112,733)	(247,145)	(55,063)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(1,319,000)	(431,314)	2,869,386
Equity/Currency Index Swaps	—	—	—
Futures Contracts	—	—	—

Total Net Realized Gain (Loss)	(1,319,000)	(431,314)	2,869,386

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	4,958,573	9,145,465	2,223,831
Equity/Currency Index Swaps	—	—	—
Futures Contracts	—	—	—
Foreign Currency	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	4,958,573	9,145,465	2,223,831

Net Gain (Loss) on Investments	3,639,573	8,714,151	5,093,217

Net Increase (Decrease) in Net Assets from Operations	$3,526,840	$8,467,006	$5,038,154

Foreign Tax Withheld	$—	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
122	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended September 30, 2009

S&P	S&P				Strengthening	Weakening
SmallCap 600	MidCap 400	S&P 500	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x
Pure Value	Pure Value	Pure Value	Strategy	Strategy	Strategy	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$874	$134	$1,269	$2,222	$3,658	$23,479	$88,557
686,696	415,313	570,425	138,385	—	—	—
—	—	—	5,144	—	—	—

687,570	415,447	571,694	145,751	3,658	23,479	88,557

482,663	122,143	126,035	59,191	24,918	140,589	562,218
160,888	40,715	42,012	16,442	8,306	39,048	156,171
1,656	311	314	539	1,084	5,729	32,956
9,530	6,613	6,770	9,043	2,537	27,510	57,762
156,849	38,750	40,005	13,642	6,588	26,441	108,775
64,355	16,286	16,804	6,577	3,322	15,620	62,468
12,980	2,000	4,987	2,988	1,113	15,518	18,546
4,888	777	1,179	681	377	3,276	6,401
18,843	5,107	5,365	1,857	925	4,204	17,269
90,204	25,924	23,603	7,643	3,798	5,335	75,171

1,002,856	258,626	267,074	118,603	52,968	283,270	1,097,737

(315,286)	156,821	304,620	27,148	(49,310)	(259,791)	(1,009,180)

5,930,462	126,083	441,886	943,976	48,271	(672,279)	—
—	—	—	—	—	(2,444,611)	7,894,611
—	—	—	2,404,862	3,959,695	(5,500,855)	18,234,574

5,930,462	126,083	441,886	3,348,838	4,007,966	(8,617,745)	26,129,185

72,550,682	11,789,425	16,177,582	2,083,326	—	—	—
—	—	—	—	—	(75,680)	(1,007,665)
—	—	—	(90,503)	(877,680)	(588,048)	(823,154)
—	—	—	10,425	—	—	—

72,550,682	11,789,425	16,177,582	2,003,248	(877,680)	(663,728)	(1,830,819)

78,481,144	11,915,508	16,619,468	5,352,086	3,130,286	(9,281,473)	24,298,366

$78,165,858	$12,072,329	$16,924,088	$5,379,234	$3,080,976	$(9,541,264)	$23,289,186

$—	$—	$—	$920	$—	$—	$—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	123

STATEMENTS OF OPERATIONS (Unaudited) (concluded)

			Inverse
		Government	Government
	Real	Long Bond 1.2x	Long Bond
	Estate	Strategy	Strategy
	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$75	$3,613,347	$1,033,401
Dividends, Net of Foreign Tax Withheld	710,865	—	—
Other Income	—	—	23,639

Total Income	710,940	3,613,347	1,057,040

EXPENSES
Investment Advisory Fees	55,227	450,917	2,609,813
Transfer Agent and Administrative Fees	16,243	180,369	724,948
Distribution & Service Fees:
Advisor Class	—	36,900	105,732
A-Class	3,331	9,740	84,631
C-Class	4,937	43,563	730,849
H-Class	11,678	—	—
Portfolio Accounting Fees	6,497	86,026	238,754
Trustees’ Fees*	633	9,408	35,168
Custody Fees	2,220	25,417	78,833
Miscellaneous	10,066	137,367	418,127

Total Expenses	110,832	979,707	5,026,855

Less Expenses Waived by Distributor
Advisor Class	—	—	—
A-Class	—	—	—
C-Class	—	—	—
Less Expenses Waived by Advisor
Investor Class	—	—	—
Investor2 Class	—	—	—
Advisor Class	—	—	—
A-Class	—	—	—
C-Class	—	—	—

Total Waived Expenses	—	—	—

Net Expenses	110,832	979,707	5,026,855

Net Investment Income (Loss)	600,108	2,633,640	(3,969,815)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(810,318)	(17,738,664)	(52,875)
Credit Default Index Swaps	—	—	—
Futures Contracts	—	(4,087,258)	22,025,956

Total Net Realized Gain (Loss)	(810,318)	(21,825,922)	21,973,081

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	4,370,524	5,713,012	(90,402)
Credit Default Index Swaps	—	—	—
Futures Contracts	—	685,662	(197,234)

Net Change in Unrealized Appreciation (Depreciation)	4,370,524	6,398,674	(287,636)

Net Gain (Loss) on Investments	3,560,206	(15,427,248)	21,685,445

Net Increase (Decrease) in Net Assets from Operations	$4,160,314	$(12,793,608)	$17,715,630

Foreign Tax Withheld	$860	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

**	Since commencement of operations: July 10, 2009 — U.S. Government Money Market Fund Investor2 Class.
124	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended September 30, 2009

	Inverse	U.S.
High Yield	High Yield	Government
Strategy	Strategy	Money Market
Fund	Fund	Fund**

$29,836	$10,091	$3,842,056
—	—	—
—	—	14,536

29,836	10,091	3,856,592

170,994	43,366	4,031,373
56,998	14,455	1,622,689

—	—	873,162
6,564	1,437	56,317
11,122	9,043	628,228
47,653	10,757	—
22,617	5,782	411,548
3,754	887	107,499
6,128	1,559	219,745
29,769	10,215	869,468

355,599	97,501	8,820,029

—	—	(873,168)
—	—	(56,317)
—	—	(628,236)

—	—	(2,261,460)
—	—	(72,249)
—	—	(755,972)
—	—	(96,051)
—	—	(264,784)

—	—	(5,008,237)

355,599	97,501	3,811,792

(325,763)	(87,410)	44,800

—	—	30,820
6,817,719	(2,351,242)	—
(581,526)	(165,614)	—

6,236,193	(2,516,856)	30,820

—	—	—
7,472,554	(781,355)	—
(354,049)	(16,686)	—

7,118,505	(798,041)	—

13,354,698	(3,314,897)	30,820

$13,028,935	$(3,402,307)	$75,620

$—	$—	$—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	125

STATEMENTS OF CHANGES IN NET ASSETS

	Nova Fund		S&P 500 Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

FROM OPERATIONS
Net Investment Income (Loss)	$82,321	$608,841	$366,287	$696,008
Net Realized Gain (Loss) on Investments	11,636,604	(47,051,343)	4,838,780	(63,579,177)
Net Change in Unrealized Appreciation (Depreciation) on Investments	15,491,281	(21,597,813)	40,711,954	(12,430,044)

Net Increase (Decrease) in Net Assets from Operations	27,210,206	(68,040,315)	45,917,021	(75,313,213)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investor Class	—	(249,257)	—	—
Advisor Class	—	(60,918)	—	—
A-Class	—	(31,355)	—	(22,565)
C-Class	—	(90,473)	—	(21,039)
H-Class	—	—	—	(365,084)
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	(432,003)	—	(408,688)

SHARE TRANSACTIONS
Proceeds from Shares Purchased
Investor Class	107,512,293	253,488,653	—	—
Advisor Class	19,530,203	62,801,039	—	—
A-Class	7,320,400	26,971,416	36,854,943	73,453,330
C-Class	3,203,660	15,050,326	71,509,718	167,837,574
H-Class	—	—	371,754,854	895,518,522
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	229,423	—	—
Advisor Class	—	54,450	—	—
A-Class	—	29,248	—	20,738
C-Class	—	86,280	—	20,397
H-Class	—	—	—	216,004
Cost of Shares Redeemed
Investor Class	(109,325,492)	(259,092,682)	—	—
Advisor Class	(25,144,824)	(58,326,532)	—	—
A-Class	(5,866,279)	(30,821,803)	(32,471,861)	(40,339,207)
C-Class	(4,776,494)	(21,013,097)	(70,231,627)	(164,913,203)
H-Class	—	—	(443,271,420)	(768,785,989)

Net Increase (Decrease) in Net Assets From Share Transactions	(7,546,533)	(10,543,279)	(65,855,393)	163,028,166

Net Increase (Decrease) in Net Assets	19,663,673	(79,015,697)	(19,938,372)	87,306,265
NET ASSETS—BEGINNING OF PERIOD	56,382,860	135,398,457	176,463,221	89,156,956

NET ASSETS—END OF PERIOD	$76,046,533	$56,382,860	$156,524,849	$176,463,221

Undistributed Net Investment Income (Loss)—End of Period	$691,161	$608,840	$656,415	$290,128

†	Unaudited
126	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Inverse				Inverse		Mid-Cap
S&P 500 Strategy Fund		NASDAQ-100® Fund		NASDAQ-100® Strategy Fund		1.5x Strategy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009†	2009	2009†	2009	2009†	2009	2009†	2009

$(1,304,414)	$387,063	$(1,845,975)	$(3,389,836)	$(152,248)	$(229,932)	$(39,747)	$(37,744)
(104,101,696)	116,230,481	12,907,822	(37,423,011)	(15,702,068)	14,501,060	2,784,431	(13,400,051)
20,423,406	(20,469,820)	144,893,929	(152,231,295)	2,585,062	(1,753,074)	3,648,479	(1,785,757)

(84,982,704)	96,147,724	155,955,776	(193,044,142)	(13,269,254)	12,518,054	6,393,163	(15,223,552)

—	(3,155,961)	—	—	—	(500,878)	—	—
—	(301,706)	—	—	—	(8,988)	—	—
—	(230,772)	—	—	—	(115,722)	—	—
—	(300,640)	—	—	—	(70,020)	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	(46,952)
—	—	—	—	—	—	—	(309,080)
—	—	—	—	—	—	—	(978,240)

—	(3,989,079)	—	—	—	(695,608)	—	(1,334,272)

529,615,351	813,336,089	410,009,781	538,260,472	141,749,053	181,405,974	—	—
21,829,895	102,858,985	68,965,917	110,732,240	5,470,316	3,852,269	—	—
44,864,923	70,739,952	8,263,019	8,777,731	7,018,513	17,451,507	508,970	2,823,579
34,389,484	107,129,470	11,794,343	115,748,994	5,933,407	63,340,946	7,276,447	17,493,225
—	—	—	—	—	—	60,252,516	160,138,832

—	2,733,955	—	—	—	460,030	—	—
—	291,409	—	—	—	8,784	—	—
—	223,099	—	—	—	101,436	—	43,087
—	262,657	—	—	—	65,461	—	282,399
—	—	—	—	—	—	—	954,788

(534,467,370)	(898,586,805)	(431,759,330)	(583,226,577)	(137,723,188)	(219,099,643)	—	—
(26,998,455)	(100,577,437)	(66,780,276)	(103,205,150)	(5,265,124)	(7,064,436)	—	—
(44,031,490)	(67,731,417)	(4,607,858)	(10,394,443)	(7,665,367)	(16,980,273)	(1,083,282)	(2,438,761)
(29,187,376)	(127,558,043)	(11,550,128)	(115,614,100)	(4,953,381)	(68,828,480)	(8,066,846)	(18,343,104)
—	—	—	—	—	—	(66,447,523)	(151,020,935)

(3,985,038)	(96,878,086)	(15,664,532)	(38,920,833)	4,564,229	(45,286,425)	(7,559,718)	9,933,110

(88,967,742)	(4,719,441)	140,291,244	(231,964,975)	(8,705,025)	(33,463,979)	(1,166,555)	(6,624,714)
271,099,388	275,818,829	417,529,346	649,494,321	39,515,465	72,979,444	15,097,202	21,721,916

$182,131,646	$271,099,388	$557,820,590	$417,529,346	$30,810,440	$39,515,465	$13,930,647	$15,097,202

$(917,351)	$387,063	$(1,845,975)	$—	$(152,248)	$—	$(39,747)	$—

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	127

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Inverse		Russell 2000®
	Mid-Cap Strategy Fund		1.5x Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009†	2009	2009†	2009

FROM OPERATIONS
Net Investment Income (Loss)	$(50,866)	$(76,283)	$25,034	$(82,805)
Net Realized Gain (Loss) on Investments	(3,727,446)	(1,374,290)	1,865,146	(11,876,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments	253,196	(1,484,860)	7,366,135	(3,567,882)

Net Increase (Decrease) in Net Assets from Operations	(3,525,116)	(2,935,433)	9,256,315	(15,526,893)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
A-Class	—	(398)	—	—
C-Class	—	(468)	—	—
H-Class	—	(39,133)	—	—

Total Distributions to Shareholders	—	(39,999)	—	—

SHARE TRANSACTIONS
Proceeds from Shares Purchased
A-Class	2,344,753	1,792,062	1,372,310	4,834,811
C-Class	2,324,475	6,969,049	6,465,812	14,021,425
H-Class	37,753,609	110,155,110	51,769,807	134,645,259
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	281	—	—
C-Class	—	466	—	—
H-Class	—	35,232	—	—
Cost of Shares Redeemed
A-Class	(384,866)	(2,440,252)	(1,173,142)	(7,543,684)
C-Class	(1,998,121)	(8,310,290)	(7,584,968)	(15,002,698)
H-Class	(39,173,613)	(146,110,905)	(53,987,442)	(126,732,551)

Net Increase (Decrease) in Net Assets From Share Transactions	866,237	(37,909,251)	(3,137,623)	4,222,562

Net Increase (Decrease) in Net Assets	(2,658,879)	(40,884,682)	6,118,692	(11,304,331)
NET ASSETS—BEGINNING OF PERIOD	8,128,764	49,013,447	17,779,182	29,083,513

NET ASSETS—END OF PERIOD	$5,469,885	$8,128,764	$23,897,874	$17,779,182

Undistributed Net Investment Income (Loss)—End of Period	$(50,866)	$—	$24,981	$(53)

†	Unaudited
128	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Russell 2000®		Inverse		S&P SmallCap 600		S&P MidCap 400
Fund		Russell 2000® Strategy Fund		Pure Growth Fund		Pure Growth Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009†	2009	2009†	2009	2009†	2009	2009†	2009

$(44,093)	$(24,579)	$(234,497)	$(226,760)	$(112,733)	$(68,235)	$(247,145)	$(331,277)
2,726,694	(16,326,841)	(12,464,084)	7,748,503	(1,319,000)	(3,807,362)	(431,314)	(19,391,102)
1,713,436	(236,284)	(537,198)	(1,429,563)	4,958,573	(619,767)	9,145,465	119,720

4,396,037	(16,587,704)	(13,235,779)	6,092,180	3,526,840	(4,495,364)	8,467,006	(19,602,659)

—	—	—	(55,895)	—	—	—	—
—	—	—	(27,396)	—	—	—	—
—	—	—	(246,709)	—	—	—	—

—	—	—	(330,000)	—	—	—	—

5,554,656	15,590,344	8,826,386	10,610,542	2,298,091	1,059,437	1,104,702	6,807,590
42,176,765	44,652,308	7,221,082	72,340,206	5,654,718	37,850,187	8,349,887	66,567,303
66,872,474	272,828,329	78,695,451	152,295,355	114,160,918	84,197,270	193,586,553	367,668,576

—	—	—	50,036	—	—	—	—
—	—	—	24,881	—	—	—	—
—	—	—	150,522	—	—	—	—

(5,949,993)	(10,348,886)	(8,580,049)	(15,069,169)	(166,137)	(2,801,186)	(987,226)	(9,008,923)
(42,958,455)	(42,583,483)	(6,570,086)	(78,122,808)	(4,996,521)	(39,046,955)	(10,036,969)	(64,611,358)
(78,359,750)	(245,186,056)	(81,486,584)	(168,917,835)	(113,962,148)	(76,659,423)	(176,439,123)	(347,476,475)

(12,664,303)	34,952,556	(1,893,800)	(26,638,270)	2,988,921	4,599,330	15,577,824	19,946,713

(8,268,266)	18,364,852	(15,129,579)	(20,876,090)	6,515,761	103,966	24,044,830	344,054
24,278,194	5,913,342	34,629,458	55,505,548	10,281,087	10,177,121	19,790,841	19,446,787

$16,009,928	$24,278,194	$19,499,879	$34,629,458	$16,796,848	$10,281,087	$43,835,671	$19,790,841

$(44,677)	$(584)	$(234,497)	$—	$(112,733)	$—	$(247,145)	$—

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	129

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	S&P 500		S&P SmallCap 600
	Pure Growth Fund		Pure Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income (Loss)	$(55,063)	$(114,267)	$(315,286)	$162,807
Net Realized Gain (Loss) on Investments	2,869,386	(6,574,273)	5,930,462	(19,400,817)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,223,831	(750,066)	72,550,682	1,316,093

Net Increase (Decrease) in Net Assets from Operations	5,038,154	(7,438,606)	78,165,858	(17,921,917)

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	—	(3,661)
C-Class	—	—	—	(12,729)
H-Class	—	—	—	(205,610)
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	—	—	(222,000)

Share Transactions
Proceeds from Shares Purchased
A-Class	875,563	9,237,958	4,517,581	2,394,535
C-Class	1,796,717	24,949,550	6,445,528	17,737,023
H-Class	29,275,432	102,848,506	378,282,473	120,768,286
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	—	—	3,525
C-Class	—	—	—	12,241
H-Class	—	—	—	204,367
Cost of Shares Redeemed
A-Class	(2,718,718)	(10,940,324)	(1,455,963)	(4,796,628)
C-Class	(2,282,163)	(25,012,644)	(3,562,271)	(27,860,304)
H-Class	(37,876,563)	(98,509,542)	(253,009,910)	(136,608,914)

Net Increase (Decrease) in Net Assets From Share Transactions	(10,929,732)	2,573,504	131,217,438	(28,145,869)

Net Increase (Decrease) in Net Assets	(5,891,578)	(4,865,102)	209,383,296	(46,289,786)
Net Assets—Beginning of Period	16,969,104	21,834,206	22,258,616	68,548,402

Net Assets—End of Period	$11,077,526	$16,969,104	$231,641,912	$22,258,616

Undistributed Net Investment Income (Loss)—End of Period	$(55,063)	$—	$(281,163)	$34,123

†	Unaudited
130	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
1

S&P MidCap 400		S&P 500		Europe 1.25x		Japan 2x
Pure Value Fund		Pure Value Fund		Strategy Fund		Strategy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009 †	2009	2009 †	2009	2009 †	2009	2009 †	2009

$156,821	$143,550	$304,620	$509,395	$27,148	$180,170	$(49,310)	$(29,202)
126,083	(4,592,115)	441,886	(20,227,083)	3,348,838	(10,119,191)	4,007,966	(4,777,143)
11,789,425	(158,177)	16,177,582	(2,513,010)	2,003,248	(2,481,158)	(877,680)	721,370

12,072,329	(4,606,742)	16,924,088	(22,230,698)	5,379,234	(12,420,179)	3,080,976	(4,084,975)

—	—	—	(3,018)	—	—	—	(872)
—	—	—	(155,473)	—	—	—	(155)
—	—	—	(144,833)	—	—	—	(2,868)

—	—	—	(21,899)	—	—	—	—
—	—	—	(1,128,291)	—	—	—	—
—	—	—	(1,051,077)	—	—	—	—

—	—	—	(2,504,591)	—	—	—	(3,895)

357,977	1,644,673	412,928	3,134,128	163,337	234,541	2,434,891	1,964,705
3,286,674	17,443,146	5,480,385	22,014,986	37,357,494	77,059,959	21,152,483	21,679,561
146,197,426	44,428,178	159,511,005	235,394,519	117,609,044	106,856,029	25,464,961	67,921,912

—	—	—	21,833	—	—	—	645
—	—	—	1,267,647	—	—	—	155
—	—	—	1,192,323	—	—	—	2,725

(211,868)	(4,208,010)	(324,416)	(6,302,332)	(202,512)	(910,394)	(2,444,605)	(1,608,262)
(2,294,027)	(16,703,919)	(5,553,662)	(19,756,536)	(35,843,493)	(79,975,672)	(21,367,968)	(20,728,115)
(45,326,699)	(43,676,311)	(65,187,520)	(230,906,803)	(105,997,340)	(114,604,154)	(29,141,055)	(63,553,581)

102,009,483	(1,072,243)	94,338,720	6,059,765	13,086,532	(11,339,691)	(3,901,293)	5,679,745

114,081,812	(5,678,985)	111,262,808	(18,675,524)	18,465,764	(23,759,870)	(820,317)	1,590,875
4,712,007	10,390,992	5,889,998	24,565,522	5,809,189	29,569,059	7,709,316	6,118,441

$118,793,819	$4,712,007	$117,152,806	$5,889,998	$24,274,953	$5,809,189	$6,888,999	$7,709,316

$300,371	$143,550	$814,013	$509,393	$(137,916)	$(165,064)	$(49,310)	$—

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	131
2

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Strengthening Dollar 2x		Weakening Dollar 2x
	Strategy Fund		Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income (Loss)	$(259,791)	$(12,670)	$(1,009,180)	$(233,371)
Net Realized Gain (Loss) on Investments	(8,617,745)	37,058,921	26,129,185	(24,249,781)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(663,728)	2,089,730	(1,830,819)	(7,721,955)

Net Increase (Decrease) in Net Assets from Operations	(9,541,264)	39,135,981	23,289,186	(32,205,107)

Distributions to Shareholders from:
Net Investment Income
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	(563,952)
C-Class	—	—	—	(559,337)
H-Class	—	—	—	(2,397,352)
Realized Gain on Investments
A-Class	—	(4,678,494)	—	(1,218,098)
C-Class	—	(2,786,283)	—	(1,208,128)
H-Class	—	(22,537,927)	—	(5,178,115)

Total Distributions to Shareholders	—	(30,002,704)	—	(11,124,982)

Share Transactions
Proceeds from Shares Purchased
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	7,032,727	51,138,674	23,457,217	37,116,574
C-Class	74,799,635	154,562,351	44,769,954	48,921,556
H-Class	208,083,348	565,922,365	246,041,071	351,254,745
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	3,965,984	—	1,513,588
C-Class	—	2,633,415	—	1,586,937
H-Class	—	18,471,001	—	6,616,772
Cost of Shares Redeemed
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	(7,189,034)	(49,015,442)	(16,349,093)	(35,907,820)
C-Class	(70,244,150)	(159,351,996)	(41,889,175)	(57,728,584)
H-Class	(204,327,364)	(600,208,154)	(257,768,046)	(371,086,031)

Net Increase (Decrease) in Net Assets From Share Transactions	8,155,162	(11,881,802)	(1,738,072)	(17,712,263)

Net Increase (Decrease) in Net Assets	(1,386,102)	(2,748,525)	21,551,114	(61,042,352)
Net Assets—Beginning of Period	35,188,523	37,937,048	86,577,598	147,619,950

Net Assets—End of Period	$33,802,421	$35,188,523	$108,128,712	$86,577,598

Undistributed Net Investment Income (Loss)—End of Period	$(259,791)	$—	$(1,009,180)	$—

†	Unaudited
132	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
3

Real Estate		Government Long Bond		Inverse Government		High Yield
Fund		1.2x Strategy Fund		Long Bond Strategy Fund		Strategy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009 †	2009	2009 †	2009	2009 †	2009	2009 †	2009

$600,108	$501,756	$2,633,640	$1,908,826	$(3,969,815)	$(4,904,292)	$(325,763)	$(234,050)
(810,318)	(16,037,272)	(21,825,922)	1,623,941	21,973,081	(96,423,275)	6,236,193	(15,705,168)
4,370,524	(1,439,418)	6,398,674	(2,163,992)	(287,636)	852,082	7,118,505	(4,364,239)

4,160,314	(16,974,934)	(12,793,608)	1,368,775	17,715,630	(100,475,485)	13,028,935	(20,303,457)

—	—	(2,257,896)	(941,561)	—	—	—	—
—	—	(188,896)	(417,809)	—	—	—	—
—	(144,592)	(106,033)	(416,096)	—	—	—	(934,963)
—	(40,558)	(87,464)	(133,359)	—	—	—	(116,106)
—	(149,849)	—	—	—	—	—	(2,198,931)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(334,999)	(2,640,289)	(1,908,825)	—	—	—	(3,250,000)

—	—	1,275,836,837	867,157,702	510,425,042	1,116,248,542	—	—
—	—	336,349,134	548,593,771	739,395,690	552,838,969	—	—
6,225,118	25,765,124	8,764,233	27,372,441	47,472,120	88,626,150	6,383,565	179,448,929
29,020,119	30,169,078	73,780,555	123,996,321	67,541,246	116,468,620	13,912,299	19,960,644
75,079,629	173,570,581	—	—	—	—	217,171,986	1,057,815,536

—	—	2,212,661	890,596	—	—	—	—
—	—	188,622	414,301	—	—	—	—
—	144,355	86,099	370,874	—	—	—	928,359
—	40,289	81,762	127,270	—	—	—	116,106
—	142,249	—	—	—	—	—	2,123,624

—	—	(1,097,108,690)	(850,471,909)	(488,362,477)	(1,032,216,838)	—	—
—	—	(334,422,056)	(566,919,573)	(711,437,659)	(536,326,976)	—	—
(4,956,642)	(23,438,669)	(10,991,460)	(39,628,364)	(43,380,908)	(58,240,501)	(8,211,768)	(181,095,758)
(29,441,305)	(29,844,314)	(62,735,526)	(126,126,597)	(59,834,669)	(89,247,418)	(13,854,984)	(18,856,745)
(51,632,949)	(174,149,097)	—	—	—	—	(455,724,163)	(865,660,066)

24,293,970	2,399,596	192,042,171	(14,223,167)	61,818,385	158,150,548	(240,323,065)	194,780,629

28,454,284	(14,910,337)	176,608,274	(14,763,217)	79,534,015	57,675,063	(227,294,130)	171,227,172
4,385,835	19,296,175	67,725,926	82,489,143	482,295,229	424,620,166	247,048,375	75,821,203

$32,840,119	$4,385,835	$244,334,200	$67,725,926	$561,829,244	$482,295,229	$19,754,245	$247,048,375

$771,212	$171,104	$176,974	$183,623	$(3,969,815)	$—	$(325,763)	$—

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	133
4

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Inverse High Yield		U.S. Government
	Strategy Fund		Money Market Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 *†	2009

From Operations
Net Investment Income (Loss)	$(87,410)	$(97,553)	$44,800	$12,579,007
Net Realized Gain (Loss) on Investments	(2,516,856)	1,205,080	30,820	69,106
Net Change in Unrealized Appreciation (Depreciation) on Investments	(798,041)	(16,972)	—	—

Net Increase (Decrease) in Net Assets from Operations	(3,402,307)	1,090,555	75,620	12,648,113

Distributions to Shareholders from:
Net Investment Income
Investor Class	—	—	(29,058)	(10,725,622)
Investor2 Class	—	—	(775)	—
Advisor Class	—	—	(9,566)	(1,244,597)
A-Class	—	—	(1,234)	(283,796)
C-Class	—	—	(3,444)	(324,992)
Realized Gain on Investments
Investor Class	—	—	—	—
Investor2 Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	(28,565)	—	—
C-Class	—	(56,725)	—	—
H-Class	—	(854,552)	—	—

Total Distributions to Shareholders	—	(939,842)	(44,077)	(12,579,007)

Share Transactions
Proceeds from Shares Purchased
Investor Class	—	—	7,347,160,382	14,234,678,743
Investor2 Class	—	—	82,253,119	—
Advisor Class	—	—	7,997,557,402	5,683,851,096
A-Class	2,918,517	12,550,539	55,950,776	167,289,290
C-Class	5,181,566	2,853,206	704,138,145	1,495,568,434
H-Class	107,288,998	340,067,292	—	—
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	28,988	10,640,857
Investor2 Class	—	—	538	—
Advisor Class	—	—	9,577	1,238,606
A-Class	—	11,158	1,186	265,875
C-Class	—	56,655	3,361	318,248
H-Class	—	802,717	—	—
Cost of Shares Redeemed
Investor Class	—	—	(7,534,007,307)	(14,109,618,445)
Investor2 Class	—	—	(19,676,171)	—
Advisor Class	—	—	(7,919,380,216)	(5,502,840,798)
A-Class	(3,440,509)	(12,048,193)	(66,690,002)	(139,658,664)
C-Class	(4,099,620)	(5,246,915)	(736,009,146)	(1,481,940,632)
H-Class	(110,018,335)	(333,418,149)	—	—

Net Increase (Decrease) in Net Assets From Share Transactions	(2,169,383)	5,628,310	(88,659,368)	359,792,610

Net Increase (Decrease) in Net Assets	(5,571,690)	5,779,023	(88,627,825)	359,861,716
Net Assets—Beginning of Period	16,945,340	11,166,317	1,640,168,135	1,280,306,419

Net Assets—End of Period	$11,373,650	$16,945,340	$1,551,540,310	$1,640,168,135

Undistributed Net Investment Income (Loss)—End of Period	$(87,410)	$—	$683	$(40)

*	Since commencement of operations: July 10, 2009 — U.S. Government Money Market Fund Investor2 Class.

†	Unaudited
134	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)												Combined
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET						Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total					Investment		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■		Expenses■		(Loss)		(Loss)▲	Rate	omitted)

Nova Fund Investor Class
September 30, 2009Δ	$11.40	$.04	$6.01	$6.05	$—	$—	$—	$17.45	53.07%	1.29%	**	1.29%	**	0.52%	**	—	33%	$46,653
March 31, 2009	26.13	.19	(14.83)	(14.64)	(.09)	—	(.09)	11.40	(56.06)%	1.29%		1.29%		0.93%		—	143%	32,603
March 31, 2008	30.92	.40	(4.51)	(4.11)	(.68)	—	(.68)	26.13	(13.71)%	1.27%		1.27%		1.26%		—	115%	74,674
March 31, 2007	28.89	(.15)	4.19	4.04	(2.01)	—	(2.01)	30.92	13.99%	1.25%		1.25%		1.23%		—	144%	113,195
March 31, 2006	25.96	(.12)	3.90	3.78	(.85)	—	(.85)	28.89	14.68%	1.35%		1.23%		(0.45)%		0.95%	192%	139,786
March 31, 2005	24.12	(.11)	1.95	1.84	—	—	—	25.96	7.63%	1.21%		1.21%		(0.44)%		0.82%	388%	175,042
Nova Fund Advisor Class
September 30, 2009Δ	10.73	.01	5.64	5.65	—	—	—	16.38	52.66%	1.79%	**	1.79%	**	0.11%	**	—	33%	9,179
March 31, 2009	24.72	.08	(13.98)	(13.90)	(.09)	—	(.09)	10.73	(56.26)%	1.79%		1.79%		0.45%		—	143%	10,853
March 31, 2008	29.44	.23	(4.27)	(4.04)	(.68)	—	(.68)	24.72	(14.16)%	1.77%		1.77%		0.78%		—	115%	19,218
March 31, 2007	27.73	(.28)	4.00	3.72	(2.01)	—	(2.01)	29.44	13.41%	1.75%		1.75%		0.73%		—	144%	36,441
March 31, 2006	25.08	(.25)	3.75	3.50	(.85)	—	(.85)	27.73	14.07%	1.85%		1.74%		(0.96)%		0.44%	192%	41,002
March 31, 2005	23.42	(.23)	1.89	1.66	—	—	—	25.08	7.09%	1.71%		1.71%		(0.94)%		0.32%	388%	52,642
Nova Fund A-Class
September 30, 2009Δ	10.88	.02	5.72	5.74	—	—	—	16.62	52.76%	1.54%	**	1.54%	**	0.27%	**	—	33%	7,822
March 31, 2009	24.99	.13	(14.15)	(14.02)	(.09)	—	(.09)	10.88	(56.13)%	1.54%		1.54%		0.70%		—	143%	3,612
March 31, 2008	29.67	.29	(4.29)	(4.00)	(.68)	—	(.68)	24.99	(13.92)%	1.52%		1.52%		0.97%		—	115%	11,791
March 31, 2007	27.87	(.21)	4.02	3.81	(2.01)	—	(2.01)	29.67	13.67%	1.50%		1.50%		0.98%		—	144%	15,586
March 31, 2006	25.15	(.19)	3.76	3.57	(.85)	—	(.85)	27.87	14.32%	1.60%		1.49%		(0.71)%		0.69%	192%	29,315
March 31, 2005	23.42	(.17)	1.90	1.73	—	—	—	25.15	7.39%	1.45%		1.45%		(0.68)%		0.58%	388%	18,463
Nova Fund C-Class
September 30, 2009Δ	10.42	(.03)	5.48	5.45	—	—	—	15.87	52.30%	2.29%	**	2.29%	**	(0.46)%	**	—	33%	12,393
March 31, 2009	24.14	(.01)	(13.62)	(13.63)	(.09)	—	(.09)	10.42	(56.49)%	2.29%		2.29%		(0.05)%		—	143%	9,314
March 31, 2008	28.91	.07	(4.16)	(4.09)	(.68)	—	(.68)	24.14	(14.60)%	2.27%		2.27%		0.24%		—	115%	29,715
March 31, 2007	27.39	(.42)	3.95	3.53	(2.01)	—	(2.01)	28.91	12.88%	2.25%		2.25%		0.23%		—	144%	42,925
March 31, 2006	24.89	(.38)	3.73	3.35	(.85)	—	(.85)	27.39	13.58%	2.35%		2.24%		(1.46)%		(0.06)%	192%	50,131
March 31, 2005	23.36	(.35)	1.88	1.53	—	—	—	24.89	6.55%	2.21%		2.21%		(1.44)%		(0.18)%	388%	49,464
S&P 500 Fund A-Class
September 30, 2009Δ	15.79	.05	5.19	5.24	—	—	—	21.03	33.19%	1.54%	**	1.54%	**	0.55%	**	—	40%	42,623
March 31, 2009	25.92	.12	(10.21)	(10.09)	(.04)	—	(.04)	15.79	(38.95)%	1.52%		1.52%		0.68%		—	168%	29,409
March 31, 2008	27.32	.52	(1.78)	(1.26)	(.14)	—	(.14)	25.92	(4.68)%	1.51%		1.51%		1.86%		—	396%	2,358
March 31, 2007*	25.00	.30	2.53	2.83	(.11)	(.40)	(.51)	27.32	11.34%	1.55%	**	1.55%	**	1.35%	**	—	119%	2,063
S&P 500 Fund C-Class
September 30, 2009Δ	15.44	(.01)	5.06	5.05	—	—	—	20.49	32.71%	2.28%	**	2.28%	**	(0.16)%	**	—	40%	10,762
March 31, 2009	25.55	(.02)	(10.05)	(10.07)	(.04)	—	(.04)	15.44	(39.43)%	2.28%		2.28%		(0.08)%		—	168%	7,295
March 31, 2008	27.15	.18	(1.64)	(1.46)	(.14)	—	(.14)	25.55	(5.45)%	2.25%		2.25%		0.67%		—	396%	7,836
March 31, 2007*	25.00	.19	2.47	2.66	(.11)	(.40)	(.51)	27.15	10.65%	2.25%	**	2.25%	**	0.84%	**	—	119%	1,971
S&P 500 Fund H-Class
September 30, 2009Δ	15.78	.04	5.20	5.24	—	—	—	21.02	33.21%	1.53%	**	1.53%	**	0.48%	**	—	40%	103,140
March 31, 2009	25.90	.13	(10.21)	(10.08)	(.04)	—	(.04)	15.78	(38.94)%	1.53%		1.53%		0.64%		—	168%	139,759
March 31, 2008	27.31	.39	(1.66)	(1.27)	(.14)	—	(.14)	25.90	(4.72)%	1.48%		1.48%		1.40%		—	396%	78,963
March 31, 2007*	25.00	.30	2.52	2.82	(.11)	(.40)	(.51)	27.31	11.29%	1.54%	**	1.54%	**	1.33%	**	—	119%	6,374
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	135

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)												Combined
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET						Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total					Investment		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■		Expenses■		(Loss)		(Loss)▲	Rate	omitted)

Inverse S&P 500 Strategy Fund Investor Class
September 30, 2009Δ	$54.23	$(.24)	$(14.77)	$(15.01)	$—	$—	$—	$39.22	(27.68)%	1.44%	**	1.44%	**	(1.05)%	**	—	—	$144,954
March 31, 2009	40.00	.12	14.94	15.06	(.83)	—	(.83)	54.23	37.66%	1.43%		1.43%		0.25%		—	—	217,740
March 31, 2008	37.85	.93	2.74	3.67	(1.52)	—	(1.52)	40.00	10.24%	1.41%		1.41%		3.08%		—	—	223,044
March 31, 2007†††	40.30	(.20)	(1.15)	(1.35)	(1.10)	—	(1.10)	37.85	(3.26)%	1.36%		1.36%		3.85%		—	—	293,092
March 31, 2006†††	43.45	(.20)	(2.35)	(2.55)	(.60)	—	(.60)	40.30	(5.84)%	1.41%		1.38%		(0.45)%		2.29%	—	329,785
March 31, 2005†††	45.85	(.20)	(2.20)	(2.40)	—	—	—	43.45	(5.23)%	1.38%		1.38%		(0.46)%		0.25%	—	326,085
Inverse S&P 500 Strategy Fund Advisor Class
September 30, 2009Δ	50.83	(.33)	(13.84)	(14.17)	—	—	—	36.66	(27.88)%	1.94%	**	1.94%	**	(1.53)%	**	—	—	6,254
March 31, 2009	37.72	(.13)	14.07	13.94	(.83)	—	(.83)	50.83	36.96%	1.93%		1.93%		(0.30)%		—	—	15,305
March 31, 2008	36.00	.73	2.51	3.24	(1.52)	—	(1.52)	37.72	9.56%	1.92%		1.92%		2.64%		—	—	11,131
March 31, 2007†††	38.55	(.35)	(1.10	(1.45)	(1.10)	—	(1.10)	36.00	(3.67)%	1.87%		1.87%		3.34%		—	—	22,712
March 31, 2006†††	41.80	(.40)	(2.25)	(2.65)	(.60)	—	(.60)	38.55	(6.32)%	1.91%		1.88%		(0.95)%		1.79%	—	45,332
March 31, 2005†††	44.35	(.40)	(2.15)	(2.55)	—	—	—	41.80	(5.75)%	1.88%		1.88%		(0.96)%		(0.25)%	—	40,964
Inverse S&P 500 Strategy Fund A-Class
September 30, 2009Δ	51.30	(.28)	(13.97)	(14.25)	—	—	—	37.05	(27.78)%	1.69%	**	1.69%	**	(1.30)%	**	—	—	12,707
March 31, 2009	37.97	— §	14.16	14.16	(.83)	—	(.83)	51.30	37.30%	1.68%		1.68%		0.00%		—	—	18,381
March 31, 2008	36.10	.81	2.58	3.39	(1.52)	—	(1.52)	37.97	9.95%	1.66%		1.66%		2.83%		—	—	9,344
March 31, 2007†††	38.60	(.25)	(1.15)	(1.40)	(1.10)	—	(1.10)	36.10	(3.53)%	1.61%		1.61%		3.60%		—	—	11,388
March 31, 2006†††	41.85	(.30)	(2.35)	(2.65)	(.60)	—	(.60)	38.60	(6.31)%	1.66%		1.63%		(0.70)%		2.04%	—	8,932
March 31, 2005†††	44.35	(.30)	(2.20)	(2.50)	—	—	—	41.85	(5.64)%	1.63%		1.63%		(0.71)%		—	—	7,318
Inverse S&P 500 Strategy Fund C-Class
September 30, 2009Δ	49.59	(.42)	(13.50)	(13.92)	—	—	—	35.67	(28.07)%	2.44%	**	2.44%	**	(2.06)%	**	—	—	18,217
March 31, 2009	37.00	(.28)	13.70	13.42	(.83)	—	(.83)	49.59	36.27%	2.43%		2.43%		(0.67)%		—	—	19,674
March 31, 2008	35.50	.58	2.44	3.02	(1.52)	—	(1.52)	37.00	9.07%	2.41%		2.41%		2.14%		—	—	32,299
March 31, 2007†††	38.25	(.55)	(1.10)	(1.65)	(1.10)	—	(1.10)	35.50	(4.22)%	2.36%		2.36%		2.85%		—	—	42,651
March 31, 2006†††	41.65	(.60)	(2.20)	(2.80)	(.60)	—	(.60)	38.25	(6.70)%	2.41%		2.38%		(1.45)%		1.29%	—	39,146
March 31, 2005†††	44.45	(.65)	(2.15)	(2.80)	—	—	—	41.65	(6.30)%	2.38%		2.38%		(1.46)%		(0.75)%	—	43,763
NASDAQ-100® Fund Investor Class
September 30, 2009Δ	8.15	(.03)	3.18	3.15	—	—	—	11.30	38.65%	1.31%	**	1.31%	**	(0.70)%	**	—	10%	514,483
March 31, 2009	11.81	(.06)	(3.60)	(3.66)	—	—	—	8.15	(30.99)%	1.30%		1.30%		(0.59)%		—	55%	389,944
March 31, 2008	11.78	(.06)	.09	.03	—	—	—	11.81	0.25%	1.28%		1.28%		(0.50)%		—	57%	617,923
March 31, 2007	11.34	(.06)	.50	.44	—	—	—	11.78	3.88%	1.22%		1.22%		(0.52)%		—	71%	635,744
March 31, 2006	9.94	(.05)	1.49	1.44	(.04)	—	(.04)	11.34	14.45%	1.20%		1.20%		(0.49)%		—	122%	893,295
March 31, 2005	9.73	.04	.17	.21	—	—	—	9.94	2.16%	1.20%		1.20%		0.40%		—	132%	801,185
NASDAQ-100 ® Fund Advisor Class
September 30, 2009Δ	7.72	(.06)	3.01	2.95	—	—	—	10.67	38.21%	1.81%	**	1.81%	**	(1.20)%	**	—	10%	25,757
March 31, 2009	11.23	(.11)	(3.40)	(3.51)	—	—	—	7.72	(31.26)%	1.79%		1.79%		(1.11)%		—	55%	18,078
March 31, 2008	11.26	(.12)	.09	(.03)	—	—	—	11.23	(0.27)%	1.78%		1.78%		(0.99)%		—	57%	15,184
March 31, 2007	10.90	(.11)	.47	.36	—	—	—	11.26	3.30%	1.73%		1.73%		(1.07)%		—	71%	9,349
March 31, 2006	9.60	(.10)	1.44	1.34	(.04)	—	(.04)	10.90	13.92%	1.70%		1.70%		(1.00)%		—	122%	27,832
March 31, 2005	9.46	(.02)	.16	.14	—	—	—	9.60	1.48%	1.69%		1.69%		(0.25)%		—	132%	19,887
136	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)												Combined
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET						Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total					Investment		Investment	Portfolio	End of
	BEGINNING	Income)	Gains (Losses	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■		Expenses■		(Loss)		(Loss)▲	Rate	omitted)

NASDAQ-100® Fund A-Class
September 30, 2009Δ	$7.82	$(.05)	$3.05	$3.00	$—	$—	$—	$10.82	38.36%	1.56%	**	1.56%	**	(0.96)%	**	—	10%	$8,667
March 31, 2009	11.35	(.08)	(3.45)	(3.53)	—	—	—	7.82	(31.10)%	1.55%		1.55%		(0.82)%		—	55%	3,140
March 31, 2008	11.36	(.09)	.08	(.01)	—	—	—	11.35	(0.09)%	1.54%		1.54%		(0.76)%		—	57%	6,044
March 31, 2007	10.96	(.08)	.48	.40	—	—	—	11.36	3.65%	1.46%		1.46%		(0.73)%		—	71%	3,686
March 31, 2006	9.63	(.08)	1.45	1.37	(.04)	—	(.04)	10.96	14.18%	1.46%		1.46%		(0.78)%		—	122%	2,491
March 31, 2005	9.46	.06	.11	.17	—	—	—	9.63	1.80%	1.45%		1.45%		0.59%		—	132%	1,818
NASDAQ-100® Fund C-Class
September 30, 2009Δ	7.49	(.08)	2.92	2.84	—	—	—	10.33	37.92%	2.31%	**	2.31%	**	(1.69)%	**	—	10%	8,914
March 31, 2009	10.95	(.15)	(3.31)	(3.46)	—	—	—	7.49	(31.60)%	2.30%		2.30%		(1.59)%		—	55%	6,368
March 31, 2008	11.02	(.18)	.11	(.07)	—	—	—	10.95	(0.64)%	2.28%		2.28%		(1.50)%		—	57%	10,343
March 31, 2007	10.73	(.16)	.45	.29	—	—	—	11.02	2.70%	2.22%		2.22%		(1.55)%		—	71%	10,032
March 31, 2006	9.50	(.16)	1.43	1.27	(.04)	—	(.04)	10.73	13.33%	2.21%		2.21%		(1.52)%		—	122%	18,707
March 31, 2005	9.41	(.03)	.12	.09	—	—	—	9.50	0.96%	2.19%		2.19%		(0.33)%		—	132%	14,422
Inverse NASDAQ-100® Strategy Fund Investor Class
September 30, 2009Δ	25.09	(.09 )♦	(7.46)	(7.55)	—	—	—	17.54	(30.09)%	1.47%	**	1.47%	**	(0.85)%	**♦♦	—	—	26,596
March 31, 2009	21.27	(.06)	4.25	4.19	(.37)	—	(.37)	25.09	19.48%	1.46%		1.46%		(0.26)%		—	—	33,672
March 31, 2008	21.67	.59	(.30)	.29	(.69)	—	(.69)	21.27	1.92%	1.47%		1.47%		2.98%		—	—	59,819
March 31, 2007	21.80	(.11)	.54	.43	(.56)	—	(.56)	21.67	2.01%	1.40%		1.40%		3.79%		—	—	104,617
March 31, 2006	24.55	(.11)	(2.31)	(2.42)	(.33)	—	(.33)	21.80	(9.85)%	1.39%		1.38%		(0.45)%		2.22%	—	143,742
March 31, 2005	25.69	(.11)	(1.03)	(1.14)	—	—	—	24.55	(4.44)%	1.38%		1.38%		(0.46)%		0.20%	—	198,288
Inverse NASDAQ-100® Strategy Fund Advisor Class
September 30, 2009Δ	24.37	(.13 )♦	(7.26)	(7.39)	—	—	—	16.98	(30.32)%	1.97%	**	1.97%	**	(1.29)%	**♦♦	—	—	392
March 31, 2009	20.77	(.06)	4.03	3.97	(.37)	—	(.37)	24.37	18.88%	1.97%		1.97%		(0.29)%		—	—	476
March 31, 2008	21.28	.51	(.33)	.18	(.69)	—	(.69)	20.77	1.43%	1.98%		1.98%		2.56%		—	—	3,744
March 31, 2007	21.51	(.22)	.55	.33	(.56)	—	(.56)	21.28	1.56%	1.90%		1.90%		3.29%		—	—	11,436
March 31, 2006	24.34	(.22)	(2.28)	(2.50)	(.33)	—	(.33)	21.51	(10.27)%	1.89%		1.89%		(0.96)%		1.71%	—	10,390
March 31, 2005	25.60	(.24)	(1.02)	(1.26)	—	—	—	24.34	(4.92)%	1.88%		1.88%		(0.96)%		(0.30)%	—	17,059
Inverse NASDAQ-100® Strategy Fund A-Class
September 30, 2009Δ	24.67	(.08 )♦	(7.38)	(7.46)	—	—	—	17.21	(30.24)%	1.72%	**	1.72%	**	(0.86)%	**♦♦	—	—	897
March 31, 2009	20.97	(.22)	4.29	4.07	(.37)	—	(.37)	24.67	19.18%	1.71%		1.71%		(0.92)%		—	—	2,301
March 31, 2008	21.43	.52	(.29)	.23	(.69)	—	(.69)	20.97	1.65%	1.72%		1.72%		2.61%		—	—	1,784
March 31, 2007	21.61	(.16)	.54	.38	(.56)	—	(.56)	21.43	1.79%	1.64%		1.64%		3.55%		—	—	4,086
March 31, 2006	24.39	(.16)	(2.29)	(2.45)	(.33)	—	(.33)	21.61	(10.04)%	1.63%		1.63%		(0.70)%		1.97%	—	2,108
March 31, 2005	25.60	(.17)	(1.04)	(1.21)	—	—	—	24.39	(4.73)%	1.62%		1.62%		(0.70)%		(0.04)%	—	5,697
Inverse NASDAQ-100® Strategy Fund C-Class
September 30, 2009Δ	22.91	(.17 )♦	(6.81)	(6.98)	—	—	—	15.93	(30.47)%	2.47%	**	2.47%	**	(1.83)%	**♦♦	—	—	2,926
March 31, 2009	19.63	(.25)	3.90	3.65	(.37)	—	(.37)	22.91	18.35%	2.47%		2.47%		(1.19)%		—	—	3,066
March 31, 2008	20.27	.38	(.33)	.05	(.69)	—	(.69)	19.63	0.85%	2.48%		2.48%		2.05%		—	—	7,633
March 31, 2007	20.63	(.32)	.52	.20	(.56)	—	(.56)	20.27	1.00%	2.40%		2.40%		2.79%		—	—	17,834
March 31, 2006	23.48	(.32)	(2.20)	(2.52)	(.33)	—	(.33)	20.63	(10.73)%	2.40%		2.39%		(1.46)%		1.21%	—	13,527
March 31, 2005	24.83	(.35)	(1.00)	(1.35)	—	—	—	23.48	(5.44)%	2.38%		2.38%		(1.46)%		(0.80)%	—	15,693
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	137

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	omitted)

Mid-Cap 1.5x Strategy Fund A-Class
September 30, 2009Δ	$13.33	$(.03)	$8.79	$8.76	$—	$—	$—	$22.09	65.72%	1.69%	**	1.69%	**	(0.38)%	**	53%	$1,083
March 31, 2009	32.39	—§	(17.74)	(17.74)	—	(1.32)	(1.32)	13.33	(54.70)%	1.68%		1.68%		0.01%		204%	1,080
March 31, 2008	41.56	.23	(7.46)	(7.23)	(.26)	(1.68)	(1.94)	32.39	(18.29)%	1.67%		1.67%		0.57%		226%	1,571
March 31, 2007	40.14	.05	2.74	2.79	—	(1.37)	(1.37)	41.56	7.11%	1.67%		1.67%		0.13%		296%	2,806
March 31, 2006	31.86	.01	8.65	8.66	—	(.38)	(.38)	40.14	27.27%	1.92%		1.66%		0.03%		528%	4,948
March 31, 2005	28.30	(.03)	3.59	3.56	—	—	—	31.86	12.58%	1.63%		1.63%		(0.10)%		669%	1,050
Mid-Cap 1.5x Strategy Fund C-Class
September 30, 2009Δ	12.47	(.09)	8.21	8.12	—	—	—	20.59	65.12%	2.44%	**	2.44%	**	(1.11)%	**	53%	3,723
March 31, 2009	30.73	(.17)	(16.77)	(16.94)	—	(1.32)	(1.32)	12.47	(55.06)%	2.43%		2.43%		(0.72)%		204%	2,954
March 31, 2008	39.82	(.08)	(7.07)	(7.15)	(.26)	(1.68)	(1.94)	30.73	(18.90)%	2.42%		2.42%		(0.20)%		226%	8,388
March 31, 2007	38.81	(.23)	2.61	2.38	—	(1.37)	(1.37)	39.82	6.29%	2.41%		2.41%		(0.62)%		296%	17,112
March 31, 2006	31.03	(.25)	8.41	8.16	—	(.38)	(.38)	38.81	26.38%	2.66%		2.40%		(0.72)%		528%	28,836
March 31, 2005	27.76	(.26)	3.53	3.27	—	—	—	31.03	11.78%	2.37%		2.37%		(0.91)%		669%	17,912
Mid-Cap 1.5x Strategy Fund H-Class
September 30, 2009Δ	13.33	(.03)	8.79	8.76	—	—	—	22.09	65.72%	1.69%	**	1.69%	**	(0.34)%	**	53%	9,124
March 31, 2009	32.40	.01	(17.76)	(17.75)	—	(1.32)	(1.32)	13.33	(54.71)%	1.68%		1.68%		0.06%		204%	11,063
March 31, 2008	41.58	.25	(7.49)	(7.24)	(.26)	(1.68)	(1.94)	32.40	(18.31)%	1.67%		1.67%		0.61%		226%	11,763
March 31, 2007	40.17	.06	2.72	2.78	—	(1.37)	(1.37)	41.58	7.08%	1.67%		1.67%		0.16%		296%	24,918
March 31, 2006	31.86	—§	8.69	8.69	—	(.38)	(.38)	40.17	27.36%	1.90%		1.64%		0.01%		528%	50,883
March 31, 2005	28.30	(.06)	3.62	3.56	—	—	—	31.86	12.58%	1.62%		1.62%		(0.21)%		669%	59,274
Inverse Mid-Cap Strategy Fund A-Class
September 30, 2009Δ	48.21	(.27)	(15.71)	(15.98)	—	—	—	32.23	(33.15)%	1.70%	**	1.70%	**	(1.55)%	**	—	2,059
March 31, 2009	37.07	(.22)	11.40	11.18	(.04)	—	(.04)	48.21	30.14%	1.68%		1.68%		(0.55)%		—	452
March 31, 2008	33.78	.81	3.11	3.92	(.63)	—	(.63)	37.07	11.83%	1.66%		1.66%		2.35%		—	906
March 31, 2007	37.03	1.35	(1.81)	(.46)	(2.79)	—	(2.79)	33.78	(1.35)%	1.65%		1.65%		3.52%		—	477
March 31, 2006	44.01	.87	(7.20)	(6.33)	(.65)	—	(.65)	37.03	(14.44)%	1.66%		1.66%		2.12%		—	161
March 31, 2005	49.01	(.06)	(4.94)	(5.00)	—	—	—	44.01	(10.20)%	1.63%		1.63%		(0.13)%		—	61
Inverse Mid-Cap Strategy Fund C-Class
September 30, 2009Δ	46.24	(.41)	(15.05)	(15.46)	—	—	—	30.78	(33.43)%	2.44%	**	2.44%	**	(2.28)%	**	—	480
March 31, 2009	35.82	(.41)	10.87	10.46	(.04)	—	(.04)	46.24	29.18%	2.43%		2.43%		(1.07)%		—	327
March 31, 2008	32.89	.60	2.96	3.56	(.63)	—	(.63)	35.82	11.05%	2.41%		2.41%		1.83%		—	1,478
March 31, 2007	36.43	1.05	(1.80)	(.75)	(2.79)	—	(2.79)	32.89	(2.19)%	2.40%		2.40%		2.81%		—	801
March 31, 2006	43.62	.15	(6.69)	(6.54)	(.65)	—	(.65)	36.43	(15.05)%	2.41%		2.41%		1.54%		—	1,147
March 31, 2005	48.98	(.27)	(5.09)	(5.36)	—	—	—	43.62	(10.94)%	2.36%		2.36%		(0.58)%		—	1,011
Inverse Mid-Cap Strategy Fund H-Class
September 30, 2009Δ	48.21	(.30)	(15.70)	(16.00)	—	—	—	32.21	(33.19)%	1.69%	**	1.69%	**	(1.53)%	**	—	2,931
March 31, 2009	37.07	(.27)	11.45	11.18	(.04)	—	(.04)	48.21	30.14%	1.70%		1.70%		(0.62)%		—	7,350
March 31, 2008	33.78	.78	3.14	3.92	(.63)	—	(.63)	37.07	11.83%	1.65%		1.65%		2.26%		—	46,630
March 31, 2007	37.04	1.35	(1.82)	(.47)	(2.79)	—	(2.79)	33.78	(1.38)%	1.66%		1.66%		3.51%		—	15,531
March 31, 2006	44.01	.83	(7.15)	(6.32)	(.65)	—	(.65)	37.04	(14.42)%	1.64%		1.64%		2.01%		—	18,475
March 31, 2005	49.01	(.18)	(5.18)	(5.00)	—	—	—	44.01	(10.20)%	1.60%		1.60%		0.39%		—	30,073
138	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
				Net Realized	Net Increase						AVERAGE NET ASSETS:
	NET ASSET	Net		and	(Decrease)	Distributions	Distributions		NET ASSET								Net			Net Assets,
	VALUE,	Investment		Unrealized	in Net Asset	from Net	from Net		VALUE,	Total							Investment		Portfolio	End of
	BEGINNING	Income		Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Net		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†		on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		Expenses		Expensesà		(Loss)		Rate	omitted)

Russell 2000® 1.5x Strategy Fund A-Class
September 30, 2009∆	$12.49	$.07	t	$8.69	$8.76	$—	$—	$—	$21.25	70.14%	1.72%	**	1.72%	**	1.72%	**	0.79%	**tt	53%	$1,354
March 31, 2009	28.62	(.02)		(16.11)	(16.13)	—	—	—	12.49	(56.36)%	1.70%		1.70%		1.70%		(0.07)%		288%	591
March 31, 2008	37.24	.29		(8.83)	(8.54)	(.08)	—	(.08)	28.62	(22.98)%	1.67%		1.67%		1.67%		0.81%		227%	4,372
March 31, 2007	37.33	.10		1.24	1.34	—	(1.43)	(1.43)	37.24	3.60%	1.66%		1.66%		1.66%		0.28%		179%	5,976
March 31, 2006	27.54	.04		9.75	9.79	—	—	—	37.33	35.55%	2.06%		1.65%		1.65%		0.13%		441%	6,789
March 31, 2005	26.22	(.03)		1.51	1.48	—	(.16)	(.16)	27.54	5.63%	1.61%		1.61%		1.61%		(0.10)%		501%	3,340

Russell 2000® 1.5x Strategy Fund C-Class
September 30, 2009∆	11.71	(.01	)t	8.16	8.15	—	—	—	19.86	69.60%	2.47%	**	2.47%	**	2.47%	**	(0.07)%	**tt	53%	4,646
March 31, 2009	27.10	(.18)		(15.21)	(15.39)	—	—	—	11.71	(56.79)%	2.45%		2.45%		2.45%		(0.83)%		288%	3,381
March 31, 2008	35.51	.03		(8.36)	(8.33)	(.08)	—	(.08)	27.10	(23.50)%	2.42%		2.42%		2.42%		0.09%		227%	10,873
March 31, 2007	35.93	(.16)		1.17	1.01	—	(1.43)	(1.43)	35.51	2.81%	2.41%		2.41%		2.41%		(0.47)%		179%	19,942
March 31, 2006	26.69	(.21)		9.45	9.24	—	—	—	35.93	34.62%	2.81%		2.40%		2.40%		(0.70)%		441%	31,956
March 31, 2005	25.63	(.26)		1.48	1.22	—	(.16)	(.16)	26.69	4.75%	2.37%		2.37%		2.37%		(1.00)%		501%	18,915

Russell 2000® 1.5x Strategy Fund H-Class
September 30, 2009∆	12.47	.03	t	8.73	8.76	—	—	—	21.23	70.25%	1.72%	**	1.72%	**	1.72%	**	0.39%	**tt	53%	17,898
March 31, 2009	28.62	(.02)		(16.13)	(16.15)	—	—	—	12.47	(56.43)%	1.70%		1.70%		1.70%		(0.07)%		288%	13,807
March 31, 2008	37.22	.30		(8.82)	(8.52)	(.08)	—	(.08)	28.62	(22.93)%	1.67%		1.67%		1.67%		0.83%		227%	13,839
March 31, 2007	37.32	.10		1.23	1.33	—	(1.43)	(1.43)	37.22	3.57%	1.66%		1.66%		1.66%		0.27%		179%	42,861
March 31, 2006	27.51	.03		9.78	9.81	—	—	—	37.32	35.66%	2.05%		1.64%		1.64%		0.10%		441%	170,698
March 31, 2005	26.22	(.07)		1.52	1.45	—	(.16)	(.16)	27.51	5.52%	1.62%		1.62%		1.62%		(0.26)%		501%	68,084

Russell 2000® Fund A-Class
September 30, 2009∆	14.31	(.06)		6.23	6.17	—	—	—	20.48	43.12%	1.57%	**	1.57%	**	1.57%	**	(0.60)%	**	232%	2,867
March 31, 2009	23.57	(.02)		(9.24)	(9.26)	—	—	—	14.31	(39.29)%	1.56%		1.56%		1.56%		(0.13)%		485%	2,309
March 31, 2008	27.64	.34		(4.21)	(3.87)	(.20)	—	(.20)	23.57	(14.08)%	1.51%		1.51%		1.51%		1.26%		535%	909
March 31, 2007*	25.00	.35		2.43	2.78	(.14)	—	(.14)	27.64	11.13%	1.51%	**	1.51%	**	1.51%	**	1.54%	**	335%	275

Russell 2000® Fund C-Class
September 30, 2009∆	14.00	(.13)		6.10	5.97	—	—	—	19.97	42.64%	2.32%	**	2.32%	**	2.32%	**	(1.33)%	**	232%	2,017
March 31, 2009	23.28	(.15)		(9.13)	(9.28)	—	—	—	14.00	(39.86)%	2.29%		2.29%		2.29%		(0.82)%		485%	2,123
March 31, 2008	27.48	.23		(4.23)	(4.00)	(.20)	—	(.20)	23.28	(14.63)%	2.27%		2.27%		2.27%		0.85%		535%	678
March 31, 2007*	25.00	.17		2.45	2.62	(.14)	—	(.14)	27.48	10.49%	2.28%	**	2.28%	**	2.28%	**	0.76%	**	335%	739

Russell 2000® Fund H-Class
September 30, 2009∆	14.31	(.05)		6.21	6.16	—	—	—	20.47	43.05%	1.57%	**	1.57%	**	1.57%	**	(0.57)%	**	232%	11,126
March 31, 2009	23.57	(.02)		(9.24)	(9.26)	—	—	—	14.31	(39.29)%	1.55%		1.55%		1.55%		(0.09)%		485%	19,847
March 31, 2008	27.64	.51		(4.38)	(3.87)	(.20)	—	(.20)	23.57	(14.08)%	1.52%		1.52%		1.52%		1.86%		535%	4,327
March 31, 2007*	25.00	.34		2.44	2.78	(.14)	—	(.14)	27.64	11.13%	1.52%	**	1.52%	**	1.52%	**	1.55%	**	335%	13,248

Inverse Russell 2000® Strategy Fund A-Class
September 30, 2009∆	48.02	(.29)		(16.24)	(16.53)	—	—	—	31.49	(34.42)%	1.71%	**	1.71%	**	1.71%	**	(1.55)%	**	—	1,289
March 31, 2009	39.05	(.21)		9.57	9.36	(.39)	—	(.39)	48.02	23.91%	1.96%		1.96%		1.71%		(0.50)%		214%	2,299
March 31, 2008	35.00	1.06		4.40	5.46	(1.41)	—	(1.41)	39.05	16.11%	1.89%		1.89%		1.89%		2.96%		—	6,816
March 31, 2007	36.96	1.38		(1.65)	(.27)	(1.69)	—	(1.69)	35.00	(0.67)%	1.65%		1.65%		1.65%		3.64%		—	9,905
March 31, 2006	46.09	.85		(9.26)	(8.41)	(.72)	—	(.72)	36.96	(18.40)%	1.63%		1.63%		1.63%		1.97%		—	1,067
March 31, 2005	48.80	(.02)		(2.69)	(2.71)	—	—	—	46.09	(5.55)%	1.63%		1.63%		1.63%		(0.03)%		—	404
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	139

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
			Net Realized	Net Increase						AVERAGE NET ASSETS:
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		Expensesà		(Loss)		Rate	omitted)

Inverse Russell 2000® Strategy Fund C-Class
September 30, 2009∆	$46.15	$(.41)	$(15.59)	$(16.00)	$—	$—	$—	$30.15	(34.67)%	2.46%	**	2.46%	**	(2.30)%	**	—	$1,966
March 31, 2009	37.80	(.40)	9.14	8.74	(.39)	—	(.39)	46.15	23.06%	2.76%		2.45%		(1.03)%		214%	2,199
March 31, 2008	34.18	.76	4.27	5.03	(1.41)	—	(1.41)	37.80	15.22%	2.67%		2.67%		2.17%		—	6,136
March 31, 2007	36.40	1.07	(1.60)	(.53)	(1.69)	—	(1.69)	34.18	(1.40)%	2.40%		2.40%		2.87%		—	8,455
March 31, 2006	45.71	.56	(9.15)	(8.59)	(.72)	—	(.72)	36.40	(18.95)%	2.40%		2.40%		1.33%		—	3,164
March 31, 2005	48.77	(.49)	(2.57)	(3.06)	—	—	—	45.71	(6.27)%	2.39%		2.39%		(0.97)%		—	3,951

Inverse Russell 2000® Strategy Fund H-Class
September 30, 2009∆	48.05	(.30)	(16.25)	(16.55)	—	—	—	31.50	(34.44)%	1.71%	**	1.71%	**	(1.55)%	**	—	16,245
March 31, 2009	39.07	(.19)	9.56	9.37	(.39)	—	(.39)	48.05	23.93%	1.97%		1.70%		(0.45)%		214%	30,131
March 31, 2008	35.02	1.05	4.41	5.46	(1.41)	—	(1.41)	39.07	16.10%	1.89%		1.89%		2.93%		—	42,554
March 31, 2007	36.98	1.36	(1.63)	(.27)	(1.69)	—	(1.69)	35.02	(0.67)%	1.65%		1.65%		3.56%		—	48,718
March 31, 2006	46.09	.91	(9.30)	(8.39)	(.72)	—	(.72)	36.98	(18.36)%	1.65%		1.65%		2.14%		—	52,201
March 31, 2005	48.80	.04	(2.75)	(2.71)	—	—	—	46.09	(5.55)%	1.63%		1.63%		0.09%		—	46,832

S&P SmallCap 600 Pure Growth Fund A-Class
September 30, 2009∆	16.93	(.14)	9.74	9.60	—	—	—	26.53	56.70%	1.55%	**	1.55%	**	(1.20)%	**	594%	2,845
March 31, 2009	27.43	(.19)	(10.31)	(10.50)	—	—	—	16.93	(33.28)%	1.54%		1.54%		(0.73)%		1,066%	117
March 31, 2008	32.61	(.13)	(3.72)	(3.85)	—	(1.33)	(1.33)	27.43	(12.27)%	1.52%		1.52%		(0.40)%		834%	1,938
March 31, 2007	32.25	(.29)	.65	.36	—	—	—	32.61	1.12%	1.56%		1.56%		(0.93)%		623%	1,408
March 31, 2006	27.96	(.18)	5.27	5.09	—	(.80)	(.80)	32.25	18.41%	1.47%		1.47%		(0.61)%		1,003%	943
March 31, 2005*	24.43	(.12)	3.90	3.78	—	(.25)	(.25)	27.96	15.49%	1.43%	**	1.43%	**	(0.74)%	**	983%	76

S&P SmallCap 600 Pure Growth Fund C-Class
September 30, 2009∆	16.32	(.21)	9.36	9.15	—	—	—	25.47	56.07%	2.29%	**	2.29%	**	(1.93)%	**	594%	1,227
March 31, 2009	26.65	(.32)	(10.01)	(10.33)	—	—	—	16.32	(38.76)%	2.29%		2.29%		(1.28)%		1,066%	369
March 31, 2008	31.94	(.51)	(3.45)	(3.96)	—	(1.33)	(1.33)	26.65	(12.88)%	2.29%		2.29%		(1.57)%		834%	1,980
March 31, 2007	31.82	(.58)	.70	.12	—	—	—	31.94	0.38%	2.32%		2.32%		(1.83)%		623%	7,570
March 31, 2006	27.78	(.47)	5.31	4.84	—	(.80)	(.80)	31.82	17.63%	2.27%		2.27%		(1.57)%		1,003%	5,972
March 31, 2005	25.33	(.44)	3.14	2.70	—	(.25)	(.25)	27.78	10.68%	2.21%		2.21%		(1.58)%		983%	2,710

S&P SmallCap 600 Pure Growth Fund H-Class
September 30, 2009∆	16.94	(.12)	9.71	9.59	—	—	—	26.53	56.61%	1.54%	**	1.54%	**	(1.09)%	**	594%	12,725
March 31, 2009	27.45	(.13)	(10.38)	(10.51)	—	—	—	16.94	(38.29)%	1.56%		1.56%		(0.55)%		1,066%	9,795
March 31, 2008	32.62	(.26)	(3.58)	(3.84)	—	(1.33)	(1.33)	27.45	(12.23)%	1.53%		1.53%		(0.79)%		834%	6,259
March 31, 2007	32.27	(.33)	.68	.35	—	—	—	32.62	1.08%	1.53%		1.53%		(1.05)%		623%	18,171
March 31, 2006	27.97	(.22)	5.32	5.10	—	(.80)	(.80)	32.27	18.44%	1.50%		1.50%		(0.73)%		1,003%	73,489
March 31, 2005	25.34	(.23)	3.11	2.88	—	(.25)	(.25)	27.97	11.38%	1.46%		1.46%		(0.84)%		983%	26,145

S&P MidCap 400 Pure Growth Fund A-Class
September 30, 2009∆	18.19	(.12)	9.85	9.73	—	—	—	27.92	53.49%	1.55%	**	1.55%	**	(1.06)%	**	373%	1,229
March 31, 2009	26.65	(.24)	(8.22)	(8.46)	—	—	—	18.19	(31.74)%	1.58%		1.58%		(0.93)%		1,281%	723
March 31, 2008	30.72	(.27)	(1.42)	(1.69)	—	(2.38)	(2.38)	26.65	(6.26)%	1.52%		1.52%		(0.88)%		736%	3,863
March 31, 2007	31.94	(.08)	.48	.40	—	(1.62)	(1.62)	30.72	1.36%	1.51%		1.51%		(0.25)%		537%	2,777
March 31, 2006	26.85	(.17)	5.39	5.22	—	(.13)	(.13)	31.94	19.47%	1.48%		1.48%		(0.60)%		681%	1,530
March 31, 2005*	23.91	(.09)	3.04	2.95	—	(.01)	(.01)	26.85	12.33%	1.46%	**	1.46%	**	(0.58)%	**	1,211%	553
140	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

S&P MidCap 400 Pure Growth Fund C-Class
September 30, 2009Δ	$17.48	$(.19)	$9.44	$9.25	$—	$—	$—	$26.73	52.92%	2.29%	**	(1.82)%	**	373%	$2,946
March 31, 2009	25.79	(.42)	(7.89)	(8.31)	—	—	—	17.48	(32.22)%	2.32%		(1.72)%		1,281%	3,477
March 31, 2008	30.01	(.50)	(1.34)	(1.84)	—	(2.38)	(2.38)	25.79	(6.92)%	2.28%		(1.69)%		736%	1,426
March 31, 2007	31.47	(.42)	.58	.16	—	(1.62)	(1.62)	30.01	0.60%	2.27%		(1.40)%		537%	5,316
March 31, 2006	26.66	(.42)	5.36	4.94	—	(.13)	(.13)	31.47	18.55%	2.26%		(1.43)%		681%	3,305
March 31, 2005	25.15	(.37)	1.89	1.52	—	(.01)	(.01)	26.66	6.04%	2.21%		(1.43)%		1,211%	2,313
S&P MidCap 400 Pure Growth Fund H-Class
September 30, 2009Δ	18.21	(.12)	9.86	9.74	—	—	—	27.95	53.49%	1.55%	**	(1.02)%	**	373%	39,660
March 31, 2009	26.68	(.22)	(8.25)	(8.47)	—	—	—	18.21	(31.75)%	1.55%		(0.95)%		1,281%	15,591
March 31, 2008	30.75	(.28)	(1.41)	(1.69)	—	(2.38)	(2.38)	26.68	(6.25)%	1.51%		(0.92)%		736%	14,158
March 31, 2007	31.95	(.24)	.66	.42	—	(1.62)	(1.62)	30.75	1.42%	1.52%		(0.80)%		537%	7,715
March 31, 2006	26.86	(.19)	5.41	5.22	—	(.13)	(.13)	31.95	19.46%	1.50%		(0.63)%		681%	48,888
March 31, 2005	25.17	(.17)	1.87	1.70	—	(.01)	(.01)	26.86	6.75%	1.46%		(0.66)%		1,211%	23,733
S&P 500 Pure Growth Fund A-Class
September 30, 2009Δ	15.82	(.06)	7.04	6.98	—	—	—	22.80	44.12%	1.54%	**	(0.61)%	**	173%	1,115
March 31, 2009	25.11	(.11)	(9.18)	(9.29)	—	—	—	15.82	(37.00)%	1.53%		(0.46)%		573%	2,346
March 31, 2008	27.17	(.15)	(1.52)	(1.67)	—	(.39)	(.39)	25.11	(6.28)%	1.51%		(0.53)%		450%	5,443
March 31, 2007	26.11	(.13)	1.19	1.06	—	—	—	27.17	4.06%	1.52%		(0.51)%		1,029%	2,675
March 31, 2006	24.48	(.07)	1.72	1.65	—	(.02)	(.02)	26.11	6.76%	1.48%		(0.29)%		1,276%	914
March 31, 2005*	23.44	.09	.95	1.04	—	—	—	24.48	4.45%	1.45%	**	0.62%	**	2,018%	74
S&P 500 Pure Growth Fund C-Class
September 30, 2009Δ	15.23	(.12)	6.76	6.64	—	—	—	21.87	43.60%	2.29%	**	(1.35)%	**	173%	2,473
March 31, 2009	24.35	(.23)	(8.89)	(9.12)	—	—	—	15.23	(37.45)%	2.29%		(1.13)%		573%	2,111
March 31, 2008	26.57	(.32)	(1.51)	(1.83)	—	(.39)	(.39)	24.35	(7.02)%	2.27%		(1.21)%		450%	4,453
March 31, 2007	25.74	(.37)	1.20	.83	—	—	—	26.57	3.22%	2.28%		(1.44)%		1,029%	3,743
March 31, 2006	24.30	(.26)	1.72	1.46	—	(.02)	(.02)	25.74	6.03%	2.23%		(1.04)%		1,276%	5,249
March 31, 2005	24.18	(.01)	.13	.12	—	(—)§	(—)§	24.30	0.51%	2.20%		(0.06)%		2,018%	19,703
S&P 500 Pure Growth Fund H-Class
September 30, 2009Δ	15.81	(.06)	7.05	6.99	—	—	—	22.80	44.21%	1.54%	**	(0.63)%	**	173%	7,489
March 31, 2009	25.10	(.09)	(9.20)	(9.29)	—	—	—	15.81	(37.01)%	1.53%		(0.41)%		573%	12,512
March 31, 2008	27.16	(.17)	(1.50)	(1.67)	—	(.39)	(.39)	25.10	(6.28)%	1.53%		(0.62)%		450%	11,937
March 31, 2007	26.11	(.14)	1.19	1.05	—	—	—	27.16	4.02%	1.52%		(0.53)%		1,029%	49,087
March 31, 2006	24.49	(.05)	1.69	1.64	—	(.02)	(.02)	26.11	6.71%	1.49%		(0.19)%		1,276%	32,258
March 31, 2005	24.18	.37	(.06)	.31	—	(—)§	(—)§	24.49	1.30%	1.47%		1.52%		2,018%	11,762
S&P SmallCap 600 Pure Value Fund A-Class
September 30, 2009Δ	11.08	(.05)	15.05	15.00	—	—	—	26.08	135.38%	1.55%	**	(0.54)%	**	120%	3,705
March 31, 2009	26.56	.50	(15.61)	(15.11)	(.37)	—	(.37)	11.08	(57.21)%	1.54%		2.04%		878%	78
March 31, 2008	35.54	.26	(8.97)	(8.71)	(.27)	—	(.27)	26.56	(24.54)%	1.53%		0.82%		566%	2,945
March 31, 2007	33.40	.23	1.94	2.17	—	(.03)	(.03)	35.54	6.49%	1.51%		0.66%		728%	3,929
March 31, 2006	28.22	(.03)	5.71	5.68	—	(.50)	(.50)	33.40	20.35%	1.46%		(0.11)%		806%	335
March 31, 2005*	25.28	(.06)	3.13	3.07	—	(.13)	(.13)	28.22	12.14%	1.43%	**	(0.37)%	**	744%	714
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	141

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

S&P SmallCap 600 Pure Value Fund C-Class
September 30, 2009Δ	$10.62	$(.12)	$14.40	$14.28	$—	$—	$—	$24.90	134.46%	2.30%	**	(1.15)%	**	120%	$4,693
March 31, 2009	25.71	.04	(14.76)	(14.72)	(.37)	—	(.37)	10.62	(57.59)%	2.32%		0.21%		878%	691
March 31, 2008	34.68	.28	(8.98)	(8.70)	(.27)	—	(.27)	25.71	(25.12)%	2.26%		0.99%		566%	14,040
March 31, 2007	32.85	(.05)	1.91	1.86	—	(.03)	(.03)	34.68	5.65%	2.26%		(0.16)%		728%	2,268
March 31, 2006	28.01	(.18)	5.52	5.34	—	(.50)	(.50)	32.85	19.29%	2.27%		(0.60)%		806%	18,779
March 31, 2005	25.59	(.24)	2.79	2.55	—	(.13)	(.13)	28.01	9.96%	2.21%		(0.89)%		744%	12,119
S&P SmallCap 600 Pure Value Fund H-Class
September 30, 2009Δ	11.07	(.05)	15.02	14.97	—	—	—	26.04	135.23%	1.55%	**	(0.48)%	**	120%	223,243
March 31, 2009	26.53	.27	(15.36)	(15.09)	(.37)	—	(.37)	11.07	(57.20)%	1.55%		1.40%		878%	21,489
March 31, 2008	35.51	.33	(9.04)	(8.71)	(.27)	—	(.27)	26.53	(24.56)%	1.48%		1.04%		566%	51,563
March 31, 2007	33.38	.15	2.01	2.16	—	(.03)	(.03)	35.51	6.46%	1.52%		0.46%		728%	10,478
March 31, 2006	28.24	.06	5.58	5.64	—	(.50)	(.50)	33.38	20.20%	1.50%		0.19%		806%	102,448
March 31, 2005	25.62	(.01)	2.76	2.75	—	(.13)	(.13)	28.24	10.73%	1.47%		(0.04)%		744%	75,748
S&P MidCap 400 Pure Value Fund A-Class
September 30, 2009Δ	13.68	.10	11.98	12.08	—	—	—	25.76	88.30%	1.55%	**	1.02%	**	79%	379
March 31, 2009	29.72	.47	(16.51)	(16.04)	—	—	—	13.68	(53.97)%	1.54%		1.66%		977%	100
March 31, 2008	36.58	.44	(6.37)	(5.93)	(.93)	—	(.93)	29.72	(16.45)%	1.53%		1.25%		297%	2,797
March 31, 2007	31.83	.34	4.57	4.91	—	(.16)	(.16)	36.58	15.45%	1.53%		1.00%		625%	4,744
March 31, 2006	27.49	.06	4.47	4.53	(— )§	(.19)	(.19)	31.83	16.51%	1.48%		0.21%		558%	1,480
March 31, 2005*	24.58	.11	2.91	3.02	(— )§	(.11)	(.11)	27.49	12.29%	1.42%	**	0.69%	**	731%	312
S&P MidCap 400 Pure Value Fund C-Class
September 30, 2009Δ	13.12	.03	11.46	11.49	—	—	—	24.61	87.58%	2.30%	**	0.31%	**	79%	2,363
March 31, 2009	28.78	.39	(16.05)	(15.66)	—	—	—	13.12	(54.41)%	2.29%		1.58%		977%	627
March 31, 2008	35.75	.30	(6.34)	(6.04)	(.93)	—	(.93)	28.78	(17.15)%	2.28%		0.88%		297%	1,082
March 31, 2007	31.34	.11	4.46	4.57	—	(.16)	(.16)	35.75	14.61%	2.28%		0.33%		625%	8,326
March 31, 2006	27.29	(.10)	4.34	4.24	(— )§	(.19)	(.19)	31.34	15.57%	2.25%		(0.35)%		558%	7,270
March 31, 2005	25.11	(.07)	2.36	2.29	(— )§	(.11)	(.11)	27.29	9.12%	2.21%		(0.28)%		731%	8,831
S&P MidCap 400 Pure Value Fund H-Class
September 30, 2009Δ	13.67	.11	11.97	12.08	—	—	—	25.75	88.37%	1.56%	**	0.99%	**	79%	116,052
March 31, 2009	29.71	.47	(16.51)	(16.04)	—	—	—	13.67	(53.99)%	1.54%		2.01%		977%	3,985
March 31, 2008	36.58	.35	(6.29)	(5.94)	(.93)	—	(.93)	29.71	(16.48)%	1.54%		0.96%		297%	6,512
March 31, 2007	31.82	.46	4.46	4.92	—	(.16)	(.16)	36.58	15.49%	1.52%		1.39%		625%	76,513
March 31, 2006	27.49	.07	4.45	4.52	(— )§	(.19)	(.19)	31.82	16.47%	1.48%		0.25%		558%	31,340
March 31, 2005	25.13	.21	2.26	2.47	(— )§	(.11)	(.11)	27.49	9.83%	1.46%		0.77%		731%	115,660
S&P 500 Pure Value Fund A-Class
September 30, 2009Δ	35.58	.31	34.47	34.78	—	—	—	70.36	97.75%	1.55%	**	1.60%	**	125%	450
March 31, 2009†††	100.00	1.95	(57.52)	(55.57)	(1.05)	(7.80)	(8.85)	35.58	(57.28)%	1.53%		2.16%		1,448%	203
March 31, 2008†††	167.30	2.45	(30.50)	(28.05)	(9.95)	(29.30)	(39.25)	100.00	(19.98)%	1.52%		1.67%		289%	4,269
March 31, 2007†††	145.60	1.85	21.65	23.50	(1.05)	(.75)	(1.80)	167.30	16.21%	1.50%		1.17%		389%	5,348
March 31, 2006†††	132.80	.95	13.87	14.82	—	(2.02)	(2.02)	145.60	11.20%	1.47%		0.70%		1,054%	713
March 31, 2005*†††	123.40	.60	9.05	9.65	(— )§	(.25)	(.25)	132.80	7.82%	1.43%	**	0.77%	**	747%	211
142	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions			NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		Payments	VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	By	END OF	Investment	Total		Net		Income		Turnover	Period (000's
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	Affiliates	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	omitted)

S&P 500 Pure Value Fund C-Class
September 30, 2009Δ	$33.66	$.18	$32.53	$32.71	$—	$—	$—	$—	$66.37	97.18%	2.31%	**	2.31%	**	0.99%	**	125%	$1,897
March 31, 2009†††	96.00	1.40	(54.89)	(53.49)	(1.05)	(7.80)	(8.85)	—	33.66	(57.55)%	2.29%		2.29%		2.44%		1,448%	1,129
March 31, 2008†††	163.40	.70	(28.85)	(28.15)	(9.95)	(29.30)	(39.25)	—	96.00	(20.57)%	2.29%		2.29%		0.48%		289%	1,838
March 31, 2007†††	143.35	.45	21.40	21.85	(1.05)	(.75)	(1.80)	—	163.40	15.31%	2.27%		2.27%		0.29%		389%	21,075
March 31, 2006†††	131.90	.20	13.27	13.47	—	(2.02)	(2.02)	—	143.35	10.25%	2.26%		2.26%		0.14%		1,054%	4,344
March 31, 2005†††	124.25	.05	7.85	7.90	(-- )§	(.25)	(.25)	—	131.90	6.35%	2.20%		2.20%		0.03%		747%	4,636
S&P 500 Pure Value Fund H-Class
September 30, 2009Δ	35.67	.52	34.39	34.91	—	—	—	—	70.58	97.87%	1.56%	**	1.56%	**	1.85%	**	125%	114,806
March 31, 2009†††	100.00	1.40	(56.88)	(55.48)	(1.05)	(7.80)	(8.85)	—	35.67	(57.23)%	1.53%		1.53%		2.36%		1,448%	4,558
March 31, 2008†††	167.30	1.80	(29.85)	(28.05)	(9.95)	(29.30)	(39.25)	—	100.00	(19.98)%	1.53%		1.53%		1.11%		289%	18,459
March 31, 2007†††	145.60	1.75	21.75	23.50	(1.05)	(.75)	(1.80)	—	167.30	16.21%	1.51%		1.51%		1.12%		389%	184,082
March 31, 2006†††	132.80	1.15	13.67	14.82	—	(2.02)	(2.02)	—	145.60	11.20%	1.49%		1.49%		0.82%		1,054%	56,005
March 31, 2005†††	124.35	.80	7.90	8.70	(-- )§	(.25)	(.25)	—	132.80	6.99%	1.47%		1.47%		0.63%		747%	24,974
Europe 1.25x Strategy Fund A-Class
September 30, 2009Δ	8.36	.05	5.99	6.04	—	—	—	—	14.40	72.25%	1.70%	**	1.70%	**	0.81%	**	404%	505
March 31, 2009	22.25	.18	(14.07)	(13.89)	—	—	—	—	8.36	(62.44)%	1.68%		1.68%		1.05%		384%	316
March 31, 2008	24.13	.62	(1.57)	(.95)	(.23)	(.70)	(.93)	—	22.25	(4.60)%	1.69%		1.69%		2.42%		320%	1,750
March 31, 2007	20.06	.54	3.65	4.19	(.12)	—	(.12)	—	24.13	20.90%	1.54%		1.54%		2.33%		373%	10,892
March 31, 2006	17.14	.18	3.06	3.24	—	(.32)	(.32)	—	20.06	19.10%	1.67%		1.66%		1.02%		454%	1,378
March 31, 2005	14.98	.05	2.59	2.64	(.47)	(.01)	(.48)	—	17.14	17.56%	1.62%		1.62%		0.29%		—	180
Europe 1.25x Strategy Fund C-Class
September 30, 2009Δ	7.83	.02	5.57	5.59	—	—	—	—	13.42	71.39%	2.45%	**	2.45%	**	0.34%	**	404%	3,266
March 31, 2009	21.00	.07	(13.24)	(13.17)	—	—	—	—	7.83	(62.71)%	2.43%		2.43%		0.42%		384%	754
March 31, 2008	22.98	.31	(1.36)	(1.05)	(.23)	(.70)	(.93)	—	21.00	(5.28)%	2.40%		2.40%		1.27%		320%	6,149
March 31, 2007	19.25	.39	3.46	3.85	(.12)	—	(.12)	—	22.98	20.01%	2.40%		2.40%		1.85%		373%	9,539
March 31, 2006	16.57	.10	2.90	3.00	—	(.32)	(.32)	—	19.25	18.30%	2.42%		2.41%		0.59%		454%	8,703
March 31, 2005	14.62	(.09)	2.52	2.43	(.47)	(.01)	(.48)	—	16.57	16.55%	2.37%		2.37%		(0.57)%		—	5,717
Europe 1.25x Strategy Fund H-Class
September 30, 2009Δ	8.36	.03	6.01	6.04	—	—	—	—	14.40	72.25%	1.70%	**	1.70%	**	0.41%	**	404%	20,505
March 31, 2009	22.26	.21	(14.11)	(13.90)	—	—	—	—	8.36	(62.43)%	1.71%		1.71%		1.22%		384%	4,739
March 31, 2008	24.14	.57	(1.52)	(.95)	(.23)	(.70)	(.93)	—	22.26	(4.60)%	1.67%		1.67%		2.20%		320%	21,670
March 31, 2007	20.06	.59	3.61	4.20	(.12)	—	(.12)	—	24.14	20.95%	1.66%		1.66%		2.63%		373%	57,887
March 31, 2006	17.13	.22	3.03	3.25	—	(.32)	(.32)	—	20.06	19.17%	1.64%		1.63%		1.21%		454%	46,066
March 31, 2005	14.98	.05	2.58	2.63	(.47)	(.01)	(.48)	—	17.13	17.49%	1.61%		1.61%		0.28%		—	62,957
Japan 2x Strategy Fund A-Class
September 30, 2009Δ	9.01	(.09)	6.11	6.02	—	—	—	—	15.03	66.81%	1.53%	**	1.53%	**	(1.41)%	**	—	626
March 31, 2009	25.12	(.06)	(16.24)	(16.30)	(.01)	—	(.01)	.20 §§	9.01	(64.10)%	1.53%		1.53%		(0.42)%		—	299
March 31, 2008*	25.00	— §	.12	.12	—	—	—	—	25.12	0.48%	1.25%	**	1.25%	**	(0.12)%	**	—	636
Japan 2x Strategy Fund C-Class
September 30, 2009Δ	8.94	(.13)	6.06	5.93	—	—	—	—	14.87	66.33%	2.29%	**	2.29%	**	(2.19)%	**	—	1,198
March 31, 2009	25.10	(.17)	(16.18)	(16.35)	(.01)	—	(.01)	.20 §§	8.94	(64.35)%	2.26%		2.26%		(0.98)%		—	879
March 31, 2008*	25.00	(.02)	.12	.10	—	—	—	—	25.10	0.40%	2.21%	**	2.21%	**	(0.74)%	**	—	240
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	143

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions			NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		Payments	VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	By	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	Affiliates	PERIOD	Return††	Expenses		E(Loss)		Rate	omitted)

Japan 2x Strategy Fund H-Class
September 30, 2009Δ	$9.01	$(.09)	$6.11	$6.02	$—	$—	$—	$—	$15.03	66.81%	1.54%	**	(1.43)%	**	—	$5,065
March 31, 2009	25.12	(.08)	(16.22)	(16.30)	(.01)	—	(.01)	.20 §§	9.01	(64.10)%	1.52%		(0.55)%		—	6,531
March 31, 2008*	25.00	— §	.12	.12	—	—	—	—	25.12	0.48%	1.44%	**	0.17%	**	—	5,243
Strengthening Dollar 2x Strategy Fund A-Class
September 30, 2009Δ	19.64	(.13)	(4.35)	(4.48)	—	—	—	—	15.16	(22.81)%	1.68%	**	(1.53)%	**	—	5,855
March 31, 2009	19.85	.02	6.50	6.52	—	(6.73)	(6.73)	—	19.64	30.59%	1.69%		0.07%		—	7,314
March 31, 2008	25.35	.39	(5.89)	(5.50)	—	—	—	—	19.85	(21.70)%	1.66%		1.73%		—	2,795
March 31, 2007	27.74	.91	(3.30)	(2.39)	—	—	—	—	25.35	(8.62)%	1.66%		3.53%		—	108
March 31, 2006*	25.00	.50	2.37	2.87	(.13)	—	(.13)	—	27.74	11.47%	1.68%	**	2.17%	**	—	91
Strengthening Dollar 2x Strategy Fund C-Class
September 30, 2009Δ	19.01	(.19)	(4.20)	(4.39)	—	—	—	—	14.62	(23.09)%	2.43%	**	(2.28)%	**	—	8,394
March 31, 2009	19.42	(.14)	6.46	6.32	—	(6.73)	(6.73)	—	19.01	30.36%	2.44%		(0.66)%		—	5,728
March 31, 2008	24.99	.42	(5.99)	(5.57)	—	—	—	—	19.42	(22.29)%	2.40%		1.84%		—	6,131
March 31, 2007	27.56	.70	(3.27)	(2.57)	—	—	—	—	24.99	(9.33)%	2.40%		2.75%		—	2,630
March 31, 2006*	25.00	.36	2.33	2.69	(.13)	—	(.13)	—	27.56	10.75%	2.41%	**	1.51%	**	—	769
Strengthening Dollar 2x Strategy Fund H-Class
September 30, 2009Δ	19.56	(.13)	(4.33)	(4.46)	—	—	—	—	15.10	(22.80)%	1.68%	**	(1.53)%	**	—	19,554
March 31, 2009	19.83	.02	6.44	6.46	—	(6.73)	(6.73)	—	19.56	30.25%	1.69%		0.08%		—	22,147
March 31, 2008	25.33	.57	(6.07)	(5.50)	—	—	—	—	19.83	(21.71)%	1.66%		2.44%		—	29,011
March 31, 2007	27.71	.90	(3.28)	(2.38)	—	—	—	—	25.33	(8.59)%	1.66%		3.47%		—	11,946
March 31, 2006*	25.00	.51	2.33	2.84	(.13)	—	(.13)	—	27.71	11.35%	1.66%	**	2.19%	**	—	7,270
Weakening Dollar 2x Strategy Fund A-Class
September 30, 2009Δ	16.38	(.14)	3.91	3.77	—	—	—	—	20.15	23.02%	1.69%	**	(1.54)%	**	—	29,672
March 31, 2009	29.27	(.07)	(8.77)	(8.84)	(1.28)	(2.77)	(4.05)	—	16.38	(29.87)%	1.69%		(0.30)%		—	17,642
March 31, 2008	26.18	.70	7.17	7.87	(4.78)	(— )§	(4.78)	—	29.27	32.49%	1.67%		2.51%		—	22,148
March 31, 2007	22.70	.91	2.57	3.48	—	—	—	—	26.18	15.33%	1.65%		3.63%		—	21,502
March 31, 2006*	25.00	.51	(2.67)	(2.16)	(.14)	—	(.14)	—	22.70	(8.65)%	1.70%	**	2.66%	**	—	2,989
Weakening Dollar 2x Strategy Fund C-Class
September 30, 2009Δ	15.73	(.20)	3.74	3.54	—	—	—	—	19.27	22.50%	2.44%	**	(2.29)%	**	—	13,522
March 31, 2009	28.53	(.21)	(8.54)	(8.75)	(1.28)	(2.77)	(4.05)	—	15.73	(30.37)%	2.45%		(0.93)%		—	8,687
March 31, 2008	25.81	.43	7.07	7.50	(4.78)	(— )§	(4.78)	—	28.53	31.47%	2.41%		1.57%		—	21,604
March 31, 2007	22.55	.71	2.55	3.26	—	—	—	—	25.81	14.46%	2.40%		2.87%		—	14,160
March 31, 2006*	25.00	.34	(2.65)	(2.31)	(.14)	—	(.14)	—	22.55	(9.25)%	2.46%	**	1.79%	**	—	3,916
Weakening Dollar 2x Strategy Fund H-Class
September 30, 2009Δ	16.37	(.14)	3.91	3.77	—	—	—	—	20.14	23.03%	1.69%	**	(1.55)%	**	—	64,935
March 31, 2009	29.25	(.03)	(8.80)	(8.83)	(1.28)	(2.77)	(4.05)	—	16.37	(29.86)%	1.70%		(0.13)%		—	60,249
March 31, 2008	26.18	.68	7.17	7.85	(4.78)	(— )§	(4.78)	—	29.25	32.41%	1.67%		2.45%		—	103,867
March 31, 2007	22.69	.90	2.59	3.49	—	—	—	—	26.18	15.38%	1.65%		3.60%		—	110,480
March 31, 2006*	25.00	.49	(2.66)	(2.17)	(.14)	—	(.14)	—	22.69	(8.69)%	1.68%	**	2.53%	**	—	51,710
Real Estate Fund A-Class
September 30, 2009Δ	12.83	.74	7.46	8.20	—	—	—	—	21.03	63.91%	1.64%	**	8.72%	**	415%	3,911
March 31, 2009	32.42	.74	(19.43)	(18.69)	(.90)	—	(.90)	—	12.83	(58.00)%	1.68%		2.81%		780%	1,554
March 31, 2008	42.16	.54	(10.05)	(9.51)	(.23)	—	(.23)	—	32.42	(22.59)%	1.64%		1.45%		832%	2,866
March 31, 2007	36.46	.46	5.53	5.99	(.17)	(.12)	(.29)	—	42.16	16.43%	1.61%		1.10%		762%	9,061
March 31, 2006	27.84	.64	8.18	8.82	—	(.20)	(.20)	—	36.46	31.75%	1.57%		2.02%		1,304%	375
March 31, 2005*	26.66	.09	1.24	1.33	(.03)	(.12)	(.15)	—	27.84	4.98%	1.54%	**	0.52%	**	1,773%	71
144	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and	(Decrease)	Distributions	Distributions		NET ASSET					Net Assets,
	VALUE,	Net	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total		Net	Portfolio	End of
	BEGINNING	Investment	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Investment	Turnover	Period (000’s
Period Ended	OF PERIOD	Income†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Income	Rate	omitted)

Real Estate Fund C-Class
September 30, 2009Δ	$12.33	$.72	$7.09	$7.81	$—	$—	$—	$20.14	63.34%	2.40%**	9.00%**	415%	$1,269
March 31, 2009	31.44	.66	(18.87)	(18.21)	(.90)	—	(.90)	12.33	(58.28)%	2.42%	2.62%	780%	1,075
March 31, 2008	41.22	.29	(9.84)	(9.55)	(.23)	—	(.23)	31.44	(23.21)%	2.39%	0.78%	832%	2,290
March 31, 2007	35.93	.19	5.39	5.58	(.17)	(.12)	(.29)	41.22	15.53%	2.36%	0.48%	762%	5,469
March 31, 2006	27.64	.43	8.06	8.49	—	(.20)	(.20)	35.93	30.79%	2.36%	1.35%	1,304%	3,548
March 31, 2005	26.63	.41	.75	1.16	(.03)	(.12)	(.15)	27.64	4.35%	2.32%	1.52%	1,773%	1,293

Real Estate Fund H-Class
September 30, 2009Δ	12.82	.85	7.35	8.20	—	—	—	21.02	63.96%	1.65%**	9.41%**	415%	27,659
March 31, 2009	32.40	.61	(19.29)	(18.68)	(.90)	—	(.90)	12.82	(58.01)%	1.64%	2.14%	780%	1,757
March 31, 2008	42.14	.53	(10.04)	(9.51)	(.23)	—	(.23)	32.40	(22.60)%	1.64%	1.43%	832%	14,140
March 31, 2007	36.47	.54	5.42	5.96	(.17)	(.12)	(.29)	42.14	16.34%	1.62%	1.35%	762%	25,784
March 31, 2006	27.85	.57	8.25	8.82	—	(.20)	(.20)	36.47	31.74%	1.59%	1.78%	1,304%	49,591
March 31, 2005	26.65	.58	.77	1.35	(.03)	(.12)	(.15)	27.85	5.06%	1.58%	2.08%	1,773%	8,186

Government Long Bond 1.2x Strategy Fund Investor Class
September 30, 2009Δ	13.74	.18	(1.41)	(1.23)	(.18)	—	(.18)	12.33	(8.91)%	0.99%**	3.02%**	813%	211,267
March 31, 2009	11.78	.36	1.97	2.33	(.37)	—	(.37)	13.74	20.17%	0.98%	2.79%	1,794%	43,237
March 31, 2008	10.59	.40	1.19	1.59	(.40)	—	(.40)	11.78	15.43%	0.97%	3.75%	1,142%	30,695
March 31, 2007	10.50	.41	.09	.50	(.41)	—	(.41)	10.59	4.87%	0.96%	3.92%	1,357%	40,816
March 31, 2006	11.04	.42	(.54)	(.12)	(.42)	—	(.42)	10.50	(1.37)%	0.94%	3.69%	1,451%	33,223
March 31, 2005	11.03	.42	—	.42	(.41)	—	(.41)	11.04	4.04%	0.93%	3.95%	737%	25,992

Government Long Bond 1.2x Strategy Fund Advisor Class
September 30, 2009Δ	13.66	.16	(1.40)	(1.24)	(.15)	—	(.15. )	12.27	(8.98)%	1.49%**	2.56%**	813%	8,898
March 31, 2009	11.72	.31	1.93	2.24	(.30)	—	(.30)	13.66	19.49%	1.48%	2.49%	1,794%	7,867
March 31, 2008	10.54	.34	1.19	1.53	(.35)	—	(.35)	11.72	14.82%	1.47%	3.13%	1,142%	25,181
March 31, 2007	10.50	.37	.03	.40	(.36)	—	(.36)	10.54	3.86%	1.46%	3.44%	1,357%	10,815
March 31, 2006	11.07	.37	(.57)	(.20)	(.37)	—	(.37)	10.50	(2.10)%	1.42%	3.16%	1,451%	21,200
March 31, 2005	11.04	.36	.04	.40	(.37)	—	(.37)	11.07	3.75%	1.41%	3.32%	737%	53,283

Government Long Bond 1.2x Strategy Fund A-Class
September 30, 2009Δ	13.75	.16	(1.40)	(1.24)	(.16)	—	(.16)	12.35	(8.94)%	1.23%**	2.70%**	813%	7,979
March 31, 2009	11.79	.34	1.95	2.29	(.33)	—	(.33)	13.75	19.84%	1.23%	2.74%	1,794%	11,119
March 31, 2008	10.60	.38	1.19	1.57	(.38)	—	(.38)	11.79	15.13%	1.22%	3.44%	1,142%	20,374
March 31, 2007	10.50	.38	.10	.48	(.38)	—	(.38)	10.60	4.71%	1.22%	3.64%	1,357%	11,460
March 31, 2006	11.07	.40	(.58)	(.18)	(.39)	—	(.39)	10.50	(1.88)%	1.17%	3.45%	1,451%	1,503
March 31, 2005	11.05	.39	.02	.41	(.39)	—	(.39)	11.07	3.86%	1.15%	3.63%	737%	1,703

Government Long Bond 1.2x Strategy Fund C-Class
September 30, 2009Δ	13.72	.12	(1.39)	(1.27)	(.12)	—	(.12)	12.33	(9.23)%	1.99%**	2.00%**	813%	16,190
March 31, 2009	11.77	.25	1.94	2.19	(.24)	—	(.24)	13.72	18.90%	1.97%	2.00%	1,794%	5,502
March 31, 2008	10.59	.30	1.18	1.48	(.30)	—	(.30)	11.77	14.20%	1.98%	2.80%	1,142%	6,239
March 31, 2007	10.50	.31	.08	.39	(.30)	—	(.30)	10.59	3.84%	1.96%	2.93%	1,357%	15,640
March 31, 2006	11.07	.31	(.57)	(.26)	(.31)	—	(.31)	10.50	(2.61)%	1.93%	2.69%	1,451%	7,293
March 31, 2005	11.05	.31	.02	.33	(.31)	—	(.31)	11.07	3.10%	1.92%	2.86%	737%	11,005
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	145

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)									Combined
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net	Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Operating	Income	Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expenses■◊	(Loss)	(Loss)▲	Rate	omitted)

Inverse Government Long Bond Strategy Fund Investor Class
September 30, 2009Δ	$13.32	$(.08)	$.78	$.70	$—	$—	$—	14.02	5.26%	1.42%**	1.42%**	(1.05) %**	—	—	$298,404
March 31, 2009	16.81	(.11)	(3.38)	(3.49)	—	—	—	13.32	(20.76)%	2.80%	1.41%	(0.72)%	—	584%	269,155
March 31, 2008	19.37	.49	(2.39)	(1.90)	(.66)	—	(.66)	16.81	(9.98)%	3.45%	1.40%	2.56%	—	550%	237,900
March 31, 2007	19.69	(.09)	.40	.31	(.63)	—	(.63)	19.37	1.66%	4.97%	1.36%	3.68%	—	192%	313,117
March 31, 2006	18.94	(.07)	.82	.75	—	—	—	19.69	3.96%	4.66%	1.33%	(0.40)%	.78%	179%	768,588
March 31, 2005	19.77	(.08)	(.75)	(.83)	—	—	—	18.94	(4.20)%	5.11%	1.32%	(0.40)%	1.53%	101%	1,472,040

Inverse Government Long Bond Strategy Fund Advisor Class
September 30, 2009Δ	12.95	(.11)	.76	.65	—	—	—	13.60	5.02%	1.92%**	1.92%**	(1.55) %**	—	—	67,428
March 31, 2009	16.41	(.18)	(3.28)	(3.46)	—	—	—	12.95	(21.08)%	3.36%	1.91%	(1.19)%	—	584%	35,153
March 31, 2008	19.01	.34	(2.28)	(1.94)	(.66)	—	(.66)	16.41	(10.39)%	4.10%	1.90%	1.84%	—	550%	24,891
March 31, 2007	19.43	(.18)	.39	.21	(.63)	—	(.63)	19.01	1.17%	5.47%	1.86%	3.18%	—	192%	43,782
March 31, 2006	18.79	(.16)	.80	.64	—	—	—	19.43	3.41%	5.16%	1.83%	(0.90)%	.28%	179%	99,546
March 31, 2005	19.71	(.17)	(.75)	(.92)	—	—	—	18.79	(4.67)%	5.61%	1.82%	(0.90)%	1.03%	101%	232,541

Inverse Government Long Bond Strategy Fund A-Class
September 30, 2009Δ	13.10	(.09)	.76	.67	—	—	—	13.77	5.11%	1.67%**	1.67%**	(1.30) %**	—	—	59,714
March 31, 2009	16.57	(.15)	(3.32)	(3.47)	—	—	—	13.10	(20.94)%	3.00%	1.65%	(0.94)%	—	584%	54,574
March 31, 2008	19.16	.44	(2.37)	(1.93)	(.66)	—	(.66)	16.57	(10.25)%	3.86%	1.65%	2.37%	—	550%	37,256
March 31, 2007	19.52	(.14)	.41	.27	(.63)	—	(.63)	19.16	1.47%	5.22%	1.61%	3.43%	—	192%	69,606
March 31, 2006	18.84	(.12)	.80	.68	—	—	—	19.52	3.61%	4.91%	1.58%	(0.65)%	.53%	179%	124,679
March 31, 2005	19.71	(.13)	(.74)	(.87)	—	—	—	18.84	(4.41)%	5.35%	1.56%	(0.64)%	1.29%	101%	177,178

Inverse Government Long Bond Strategy Fund C-Class
September 30, 2009Δ	12.28	(.14)	.71	.57	—	—	—	12.85	4.64%	2.42%**	2.42%**	(2.05) %**	—	—	136,283
March 31, 2009	15.65	(.25)	(3.12)	(3.37)	—	—	—	12.28	(21.53)%	3.81%	2.41%	(1.70)%	—	584%	123,413
March 31, 2008	18.26	.29	(2.24)	(1.95)	(.66)	—	(.66)	15.65	(10.87)%	4.44%	2.40%	1.62%	—	550%	124,572
March 31, 2007	18.78	(.27)	.38	.11	(.63)	—	(.63)	18.26	0.67%	5.97%	2.36%	2.68%	—	192%	213,175
March 31, 2006	18.25	(.25)	.78	.53	—	—	—	18.78	2.90%	5.66%	2.33%	(1.40)%	(.22)%	179%	533,862
March 31, 2005	19.24	(.27)	(.72)	(.99)	—	—	—	18.25	(5.15)%	6.11%	2.32%	(1.40)%	.53%	101%	893,249

High Yield Strategy Fund A-Class
September 30, 2009Δ	16.64	.82	2.21	3.03	—	—	—	19.67	18.21%	1.53%**	1.53%**	8.97%**	—	—	4,713
March 31, 2009	24.31	(.16)	(3.51)	(3.67)	(4.00)	—	(4.00)	16.64	(16.15)%	1.57%	1.57%	(0.71)%	—	—	5,748
March 31, 2008*	25.00	.69	(1.31)	(.62)	(.07)	—	(.07)	24.31	(2.49)%	1.50%**	1.50%**	2.79%**	—	—	10,530

High Yield Strategy Fund C-Class
September 30, 2009Δ	16.33	.69	2.23	2.92	—	—	—	19.25	17.88%	2.28%**	2.28%**	8.12%**	—	—	2,085
March 31, 2009	24.12	(.25)	(3.54)	(3.79)	(4.00)	—	(4.00)	16.33	(16.83)%	2.32%	2.32%	(1.21)%	—	—	1,773
March 31, 2008*	25.00	.46	(1.27)	(.81)	(.07)	—	(.07)	24.12	(3.25)%	2.22%**	2.22%**	1.90%**	—	—	1,001

High Yield Strategy Fund H-Class
September 30, 2009Δ	16.61	.86	2.17	3.03	—	—	—	19.64	18.24%	1.52%**	1.52%**	9.32%**	—	—	12,956
March 31, 2009	24.28	(.04)	(3.63)	(3.67)	(4.00)	—	(4.00)	16.61	(16.16)%	1.56%	1.56%	(0.20)%	—	—	239,528
March 31, 2008*	25.00	.62	(1.27)	(.65)	(.07)	—	(.07)	24.28	(2.61)%	1.49%**	1.49%**	2.55%**	—	—	64,290

Inverse High Yield Strategy Fund A-Class
September 30, 2009Δ	55.13	(2.37)	(8.57)	(10.94)	—	—	—	44.19	(19.84)%	1.57%**	1.57%**	(9.68) %**	—	—	1,486
March 31, 2009	51.26	(.10)	5.29	5.19	—	(1.32)	(1.32)	55.13	10.17%	1.52%	1.52%	(0.19)%	—	—	2,278
March 31, 2008*	50.00	.54	.72	1.26	—	—	—	51.26	2.52%	1.52%**	1.52%**	1.09%**	—	—	1,673
146	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

														RATIOS TO
				Net Realized	Net Increase									AVERAGE NET ASSETS:
	NET ASSET	Net		and	(Decrease)		Distributions		Distributions			NET ASSET								Net			Net Assets,
	VALUE,	Investment		Unrealized	in Net Asset		from Net		from Net			VALUE,	Total							Investment		Portfolio	End of
	BEGINNING	Income		Gains (Losses)	Value Resulting		Investment		Realized	Total		END OF	Investment	Total		Net		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†		on Investments	from Operations		Income		Gains	Distributions		PERIOD	Return††	Expenses		Expenses		Expensesà		(Loss)		Rate	omitted)

Inverse High Yield Strategy Fund C-Class
September 30, 2009Δ	$54.49	$(2.29)		$(8.68)	$(10.97)		$—		$—	$—		$43.52	(20.13)%	2.32%	**	2.32%	**	2.32%	**	(10.33)%	**	—	$1,612
March 31, 2009	51.06	(.52)		5.27	4.75		—		(1.32)	(1.32)		54.49	9.34%	2.28%		2.28%		2.28%		(1.00)%		—	869
March 31, 2008*	50.00	(.62)		1.68	1.06		—		—	—		51.06	2.12%	2.26%	**	2.26%	**	2.26%	**	(1.25)%	**	—	2,958
Inverse High Yield Strategy Fund H-Class
September 30, 2009Δ	55.26	(2.38)		(8.58)	(10.96)		—		—	—		44.30	(19.83)%	1.57%	**	1.57%	**	1.57%	**	(9.52)%	**	—	8,276
March 31, 2009	51.38	(.29)		5.49	5.20		—		(1.32)	(1.32)		55.26	10.17%	1.53%		1.53%		1.53%		(0.55)%		—	13,799
March 31, 2008*	50.00	1.44		(.06)	1.38		—		—	—		51.38	2.76%	1.52%	**	1.52%	**	1.52%	**	2.84%	**	—	6,536
U.S. Government Money Market Fund Investor Class
September 30, 2009Δ	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.00%	0.90%	**	0.48%	**	0.48%	**	0.01%	**	—	927,492
March 31, 2009	1.00	.01		—	.01		(.01)		—	(.01)		1.00	1.06%	0.95%		0.90%		0.90%		1.02%		—	1,114,286
March 31, 2008	1.00	.04		—	.04		(.04)		—	(.04)		1.00	3.76%	0.93%		0.93%		0.93%		3.71%		—	978,584
March 31, 2007	1.00	.04		—	.04		(.04)		—	(.04)		1.00	4.26%	0.92%		0.92%		0.92%		4.20%		—	982,347
March 31, 2006	1.00	.03		—	.03		(.03)		—	(.03)		1.00	2.79%	0.88%		0.88%		0.88%		2.74%		—	975,088
March 31, 2005	1.00	.01		—	.01		(.01)		—	(.01)		1.00	0.82%	0.87%		0.87%		0.87%		0.81%		—	1,196,009
U.S. Government Money Market Fund Investor2 Class
September 30, 2009*Δ	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.00%	0.87%	**	0.36%	**	0.36%	**	0.02%	**	—	62,580
U.S. Government Money Market Fund Advisor Class
September 30, 2009Δ	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.00%	1.40%	**	0.47%	**	0.47%	**	0.01%	**	—	419,689
March 31, 2009	1.00	.01		—	.01		(.01)		—	(.01)		1.00	0.65%	1.45%		1.26%		1.26%		0.55%		—	341,425
March 31, 2008	1.00	.03		—	.03		(.03)		—	(.03)		1.00	3.24%	1.43%		1.43%		1.43%		3.25%		—	159,111
March 31, 2007	1.00	.04		—	.04		(.04)		—	(.04)		1.00	3.75%	1.42%		1.42%		1.42%		3.70%		—	204,068
March 31, 2006	1.00	.02		—	.02		(.02)		—	(.02)		1.00	2.28%	1.39%		1.39%		1.39%		2.21%		—	151,828
March 31, 2005	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.43%	1.38%		1.25%		1.38%		0.39%		—	245,890
U.S. Government Money Market Fund A-Class
September 30, 2009Δ	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.00%	1.16%	**	0.48%	**	0.48%	**	0.01%	**	—	38,316
March 31, 2009	1.00	.01		—	.01		(.01)		—	(.01)		1.00	0.85%	1.20%		1.09%		1.09%		0.74%		—	49,072
March 31, 2008	1.00	.03		—	.03		(.03)		—	(.03)		1.00	3.51%	1.18%		1.18%		1.18%		3.45%		—	21,174
March 31, 2007	1.00	.04		—	.04		(.04)		—	(.04)		1.00	4.01%	1.17%		1.17%		1.17%		3.97%		—	18,779
March 31, 2006	1.00	.03		—	.03		(.03)		—	(.03)		1.00	2.51%	1.15%		1.15%		1.15%		2.66%		—	14,324
March 31, 2005	1.00	.01		—	.01		(.01)		—	(.01)		1.00	0.59%	1.10%		1.10%		1.10%		0.93%		—	7,335
U.S. Government Money Market Fund C-Class
September 30, 2009Δ	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.00%	1.91%	**	0.49%	**	0.49%	**	0.01%	**	—	103,463
March 31, 2009	1.00	—		—	—		(—)	§	—	(—)	§	1.00	0.26%	1.95%		1.70%		1.70%		0.24%		—	135,384
March 31, 2008	1.00	.03		—	.03		(.03)		—	(.03)		1.00	2.74%	1.93%		1.93%		1.93%		2.69%		—	121,436
March 31, 2007	1.00	.03		—	.03		(.03)		—	(.03)		1.00	3.24%	1.92%		1.92%		1.92%		3.20%		—	120,415
March 31, 2006	1.00	.02		—	.02		(.02)		—	(.02)		1.00	1.76%	1.89%		1.89%		1.89%		1.72%		—	131,045
March 31, 2005	1.00	—	§	—	—	§	(—)	§	—	(—)	§	1.00	0.19%	1.87%		1.51%		1.87%		0.19%		—	155,668
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FINANCIAL HIGHLIGHTS (concluded)

*	Since the commencement of operations:

September 1, 2004 — S&P SmallCap 600 Pure Growth Fund A-Class, S&P MidCap 400 Pure Growth Fund A-Class, S&P 500 Pure Growth Fund A-Class, S&P SmallCap 600 Pure Value Fund A-Class, S&P MidCap 400 Pure Value Fund A-Class, S&P 500 Pure Value Fund A-Class, and Real Estate Fund A-Class;

May 25, 2005 — Strengthening Dollar 2x Strategy Fund A-Class, C-Class and H-Class and Weakening Dollar 2x Strategy Fund A-Class, C-Class, and H-Class;
May 31, 2006 — S&P 500 Fund A-Class, C-Class and H-Class and Russell 2000® Fund A-Class, C-Class and H-Class;
April 16, 2007 — High Yield Strategy Fund A-Class, C-Class and H-Class and Inverse High Yield Strategy Fund A-Class, C-Class and H-Class;
February 22, 2008 — Japan 2x Strategy Fund A-Class, C-Class and H-Class;
July 10, 2009 — U.S Government Money Market Fund Investor2 Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Reverse Share Splits:

Inverse S&P 500 Strategy Fund — Per share amounts for the years ended March 31, 2005 through March 31, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007; S&P 500 Pure Value Fund — Per share amounts for the years ended March 31, 2005 through March 31, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009 — See Note 15.

◊	Operating Expenses exclude interest and dividend expense from securities sold short.

♦	Net investment income per share includes a settlement payment from Bear Stearns on May 19, 2009.

Inverse NASDAQ-100® Strategy Fund — $0.05, $0.01, $0.07, and $0.22 for Investor Class, Advisor Class, A-Class, and C-Class, respectively.
Russell 2000® 1.5x Strategy Fund — $0.09, $0.07, and $0.06 for A-Class, C-Class, and H-Class, respectively.

♦♦	Net investment income to average assets includes a settlement payment from Bear Stearns on May 19, 2009.

Inverse NASDAQ-100® Strategy Fund — 0.47%, 0.53%, 0.70%, and 0.50% for Investor Class, Advisor Class, A-Class, and C-Class, respectively.
Russell 2000® 1.5x Strategy Fund — 1.02%, 0.91%, and 0.64% for A-Class, C-Class, and H-Class, respectively.

§	Less than $.01 per share.

§§	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.

Δ	Unaudited

Prior to April 1, 2007, the Nova Fund, Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Government Long Bond Strategy Fund operated under a Master-Feeder Structure.

▲	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined Net Investment Income (Loss)” for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

■	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers six separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2009, the Trust consisted of fifty-five separate Funds. This report covers Benchmark Funds and the Money Market Fund (the “Funds”), while the other Funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2009 afternoon NAV.
Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open investment companies (“Mutual Funds”) are valued at their NAV as of the close of business. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of foreign equity and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to:(i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income, in the remaining Funds and distributions of net realized capital gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At September 30, 2009 none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments including, options, futures, options on futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize gain on the transaction.Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.   Disclosures about Credit Derivatives
Effective March 31, 2009, the Funds adopted the Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FAS 133 and FIN 45 topics of the Financial Accounting Standards Board Accounting Standards Codification (FASB ASC) (topics 815 and 460) (the “Position”), which were effective for reporting periods ending after November 15, 2008. The ASCs require enhanced disclosures about credit derivatives and guarantees.
In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The table on page 109 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2009.
4.   Derivative Investment Holdings Categorized by Risk Exposure
The Funds adopted FASB ASC 815, Derivatives and Hedging (ASC 815) (formerly known as FAS 161), effective March 31, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of September 30, 2009:

Location on the Statements of Assets and Liabilities
Derivative
Investment Type	Asset Derivatives	Liability Derivatives

Equity/Credit contracts	Variation Margin on Futures Contracts Swap appreciation	Variation Margin on Futures Contracts Swap depreciation
Currency contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Other contracts	Unrealized Appreciation on Currency Swap Agreements	Unrealized Depreciation on Currency Swap Agreements
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of September 30, 2009:

		Asset Derivative Investments Value
	Futures	Futures	Swaps	Swaps	Total Value at
	Equity	Currency	Equity/Credit	Currency	September 30,
Fund	Contracts*	Contracts*	Contracts	Contracts	2009

Nova Fund	$—	$—	$583,879	$—	$583,879
S&P 500 Fund	1,867	—	119,314		121,181
Inverse S&P 500 Strategy Fund	—	—	—	—	—
NASDAQ-100® Fund	121,333	—	137,708	—	259,041
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	143,981	—	108,020	—	252,001
Inverse Mid-Cap Strategy Fund	4,679	—	—	—	4,679
Russell 2000® 1.5x Strategy Fund	—	—	507,967	—	507,967
Russell 2000® Fund	—	—	45,647	—	45,647
Inverse Russell 2000® Strategy Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	26,486	—	—	—	26,486
Japan 2x Strategy Fund	—	477,641	—	—	477,641
Strengthening Dollar 2x Strategy Fund	—	—	—	31,249	31,249
Weakening Dollar 2x Strategy Fund	—	3,349,400	—	168,167	3,517,567
Government Long Bond 1.2x Strategy Fund	1,713,602	—	—	—	1,713,602
Inverse Government Long Bond Strategy Fund	—	—	—	—	—
High Yield Strategy Fund	144,521	—	2,315,335	—	2,459,856
Inverse High Yield Fund	—	—	—	—	—

Total	$2,156,469	$3,827,041	$3,817,870	$199,416	$10,000,796
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Liability Derivative Investments Value
	Futures	Futures	Swaps	Swaps	Total Value at
	Equity	Currency	Equity	Currency	September 30,
Fund	Contracts*	Contracts*	Contracts	Contracts	2009

Nova Fund	$11,200	$—	$—	$—	$11,200
S&P 500 Fund	—	—	—	—	—
Inverse S&P 500 Strategy Fund	132,774	—	1,724,622	—	1,857,396
NASDAQ-100® Fund	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	52,753	—	245,024	—	297,777
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	84,990	—	84,990
Russell 2000® 1.5x Strategy Fund	391	—	—	—	391
Russell 2000® Fund	36,950	—	526	—	37,476
Inverse Russell 2000® Strategy Fund	69,360	—	305,598	—	374,958
Europe 1.25x Strategy Fund	6,103	11,629	—	—	17,732
Japan 2x Strategy Fund	401,794	—	—	—	401,794
Strengthening Dollar 2x Strategy Fund	—	601,942	—	—	601,942
Weakening Dollar 2x Strategy Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	18,389,583	—	—	—	18,389,583
High Yield Strategy Fund	—	—	—	—	—
Inverse High Yield Fund	53,763	—	175,872	—	229,635

Total	$19,154,671	$613,571	$2,536,632	$—	$22,304,874

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of September 30, 2009:

Derivative Investment	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and swap transactions Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Currency contracts	Net realized gain (loss) on futures contracts Change in net unrealized appreciation (depreciation) on futures contracts
Other contracts	Net realized gain (loss) on currency index swaps Change in net unrealized appreciation (depreciation) on currency index swaps
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of September 30, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Swaps	Swaps	Total Value at
	Equity	Currency	Equity	Currency	September 30,
Fund	Contracts	Contracts	Contracts	Contracts	2009

Nova Fund	$9,536,932	$—	$5,306,290	$—	$14,843,222
S&P 500 Fund	3,388,474	—	3,825,368	—	7,213,842
Inverse S&P 500 Strategy Fund	(12,858,763)	—	(90,350,188)	—	(103,208,951)
NASDAQ-100® Fund	4,904,599	—	6,719,240	—	11,623,839
Inverse NASDAQ-100® Strategy Fund	(2,522,248)	—	(12,952,657)	—	(15,474,905)
Mid-Cap 1.5x Strategy Fund	441,976	—	3,638,610	—	4,080,586
Inverse Mid-Cap Strategy Fund	(774,176)	—	(2,953,270)	—	(3,727,446)
Russell 2000® 1.5x Strategy Fund	1,131,244	—	3,236,684	—	4,367,928
Russell 2000® Fund	712,215	—	395,427	—	1,107,642
Inverse Russell 2000® Strategy Fund	(5,350,049)	—	(7,106,419)	—	(12,456,468)
Europe 1.25x Strategy Fund	2,404,862	—	—	—	2,404,862
Japan 2x Strategy Fund	3,959,695	—	—	—	3,959,695
Strengthening Dollar 2x Strategy Fund	—	(5,500,855)	—	(2,444,611)	(7,945,466)
Weakening Dollar 2x Strategy Fund	—	18,234,574	—	7,894,611	26,129,185
Government Long Bond 1.2x Strategy Fund	(4,087,258)	—	—	—	(4,087,258)
Inverse Government Long Bond Strategy Fund	22,025,956	—	—	—	22,025,956
High Yield Strategy Fund	(581,526)	—	6,817,719	—	6,236,193
Inverse High Yield Fund	(165,614)	—	(2,351,242)	—	(2,516,856)

Total	$22,166,319	$12,733,719	$(85,774,438)	$5,450,000	$(45,424,400)

154	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Swaps	Swaps	Total Value at
	Equity	Currency	Equity	Currency	September 30,
Fund	Contracts	Contracts	Contracts	Contracts	2009

Nova Fund	$(2,279,576)	$—	$528,931	$—	$(1,750,645)
S&P 500 Fund	224,359	—	(254,537)	—	(30,178)
Inverse S&P 500 Strategy Fund	285,248	—	20,307,499	—	20,592,747
NASDAQ-100® Fund	270,147	—	(85,725)	—	184,422
Inverse NASDAQ-100® Strategy Fund	(65,127)	—	2,650,189	—	2,585,062
Mid-Cap 1.5x Strategy Fund	54,045	—	(228,254)	—	(174,209)
Inverse Mid-Cap Strategy Fund	14,430	—	238,766	—	253,196
Russell 2000® 1.5x Strategy Fund	12,185	—	386,666	—	398,851
Russell 2000® Fund	359,337	—	52,794	—	412,131
Inverse Russell 2000® Strategy Fund	(37,101)	—	(500,097)	—	(537,198)
Europe 1.25x Strategy Fund	(90,503)	—	—	—	(90,503)
Japan 2x Strategy Fund	(877,680)	—	—	—	(877,680)
Strengthening Dollar 2x Strategy Fund	—	(588,048)	—	(75,680)	(663,728)
Weakening Dollar 2x Strategy Fund	—	(823,154)	—	(1,007,665)	(1,830,819)
Government Long Bond 1.2x Strategy Fund	685,662	—	—	—	685,662
Inverse Government Long Bond Strategy Fund	(197,234)	—	—	—	(197,234)
High Yield Strategy Fund	(354,049)	—	7,472,554	—	7,118,505
Inverse High Yield Fund	(16,686)	—	(781,355)	—	(798,041)

Total	$(2,012,543)	$(1,411,202)	$29,787,431	$(1,083,345)	$25,280,341
5.   Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, S&P 500 Fund, NASDAQ-100® Fund, Russell 2000® Fund, S&P SmallCap 600 Pure Growth Fund, S&P MidCap 400 Pure Growth Fund, S&P 500 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund, S&P 500 Pure Value Fund, Japan 2x Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund; 0.85% of the average daily net assets of the Real Estate Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; and 0.25% of the average daily net assets for the remaining Funds covered in this report.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	155

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
Rydex Investments and its affiliates have voluntarily agreed to waive their fees, including but not limited to 12b-1 and shareholder service fees and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. Rydex Investments or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When 12b-1 and shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.
During the period ended September 30, 2009, the Distributor retained sales charges of $2,951,197 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 — 2009), and has concluded that no provision for income tax was required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At September 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Nova Fund	$52,698,912	$7,838,004	$(2,971,423)	$4,866,581
S&P 500 Fund	134,774,451	4,107,804	(953,721)	3,154,083
Inverse S&P 500 Strategy Fund	124,965,563	21,987	—	21,987
NASDAQ-100® Fund	323,572,531	233,721,162	(15,956,150)	217,765,012
Inverse NASDAQ-100® Strategy Fund	—	—	—	—
Mid-Cap 1.5x Strategy Fund	7,706,705	1,082,847	(178,523)	904,324
Inverse Mid-Cap Strategy Fund	—	—	—	—
Russell 2000® 1.5x Strategy Fund	13,103,359	1,774,370	(667,895)	1,106,475
Russell 2000® Fund	4,192,358	737,478	(36,705)	700,773
Inverse Russell 2000® Strategy Fund	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	13,706,487	3,106,342	(103,162)	3,003,180
S&P MidCap 400 Pure Growth Fund	37,354,437	5,547,571	(101,818)	5,445,753
S&P 500 Pure Growth Fund	8,959,027	2,066,421	(6,405)	2,060,016
S&P SmallCap 600 Pure Value Fund	167,210,311	65,479,206	(2,356,641)	63,122,565
S&P MidCap 400 Pure Value Fund	107,817,042	11,724,239	(1,311,295)	10,412,944
S&P 500 Pure Value Fund	102,325,163	15,063,302	(524,619)	14,538,683
Europe 1.25x Strategy Fund	16,066,215	1,500,344	(99,230)	1,401,114
Japan 2x Strategy Fund	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	—
Weakening Dollar 2x Strategy Fund	50,000,000	—	—	—
156	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Real Estate Fund	$32,593,151	$620,107	$(363,069)	$257,038
Government Long Bond 1.2x Strategy Fund	224,212,567	5,857,243	(1,346)	5,855,897
Inverse Government Long Bond Strategy Fund	485,582,035	258,336	—	258,336
High Yield Strategy Fund	—	—	—	—
Inverse High Yield Strategy Fund	789,810	25,524	(201,396)	(175,872)
U.S. Government Money Market Fund	1,153,403,547	877	(877)	—
7.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at September 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

HSBC Group	0.01% due 10/01/09	$400,000,000	$400,000,000	$400,000,111
Mizuho Financial Group, Inc.	0.01% due 10/01/09	257,456,234	257,456,234	257,456,305
Morgan Stanley	0.01% due 10/01/09	210,000,000	210,000,000	210,000,058
Credit Suisse Group	0.03% due 10/01/09	129,801,277	129,801,277	129,801,385
Deutsche Bank	0.01% due 10/01/09	100,000,000	100,000,000	100,000,028

			$1,097,257,511	$1,097,257,887

At September 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bonds	02/15/36 — 05/15/38	4.50%	$375,917,500	$408,000,000
U.S. Treasury Bills	12/10/09 — 04/01/10	—	395,117,800	395,009,437
U.S. TIP Note	04/15/10	0.88%	187,716,300	214,200,008
U.S. Treasury Note	05/15/17	4.50%	91,385,000	102,000,014

				$1,119,209,459

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.   Fair Value Measurement
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	157

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2009:

			Level 1		Level 2
		Level 1	Other	Level 2	Other
		Investments	Financial	Investments	Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Nova Fund	$73,465,371	$—	$—	$583,879	$74,049,250
S&P 500 Fund	153,687,420	1,867	—	119,314	153,808,601
Inverse S&P 500 Strategy Fund	66,632,224	—	124,987,550	—	191,619,774
NASDAQ-100® Fund	563,230,988	121,333	—	137,708	563,490,029
Inverse NASDAQ-100® Strategy Fund	32,625,626	—	—	—	32,625,626
Mid-Cap 1.5x Strategy Fund	12,625,587	143,981	—	108,020	12,877,588
Inverse Mid-Cap Strategy Fund	5,774,264	4,679	—	—	5,778,943
Russell 2000® 1.5x Strategy Fund	22,265,690	—	—	507,967	22,773,657
Russell 2000® Fund	14,803,125	—	—	45,647	14,848,772
Inverse Russell 2000® Strategy Fund	19,354,690	—	—	—	19,354,690
S&P SmallCap 600 Pure Growth Fund	16,812,214	—	—	—	16,812,214
S&P MidCap 400 Pure Growth Fund	43,134,235	—	—	—	43,134,235
S&P LargeCap 500 Pure Growth Fund	11,084,596	—	—	—	11,084,596
S&P SmallCap 600 Pure Value Fund	232,250,209	—	—	—	232,250,209
S&P MidCap 400 Pure Value Fund	118,739,517	—	—	—	118,739,517
S&P 500 Pure Value Fund	117,970,807	—	—	—	117,970,807
Europe 1.25x Strategy Fund	19,856,476	—	—	8,754	19,865,230
Japan 2x Strategy Fund	6,547,077	—	—	75,847	6,622,924
Strengthening Dollar 2x Strategy Fund	28,230,688	—	—	31,249	28,261,937
Weakening Dollar 2x Strategy Fund	52,631,118	—	50,000,000	3,517,567	106,148,685
Real Estate Fund	33,020,572	—	—	—	33,020,572
Government Long Bond 1.2x Strategy Fund	240,420,207	1,713,602	—	—	242,133,819
Inverse Government Long Bond Strategy Fund	64,716,633	—	485,840,371	—	550,557,004
High Yield Strategy Fund	27,209,556	144,521	—	2,315,335	29,669,412
Inverse High Yield Strategy Fund	8,417,319	—	—	—	8,417,319
U.S. Government Money Market Fund	325,456,234	—	1,153,403,547	—	1,478,859,781

Liabilities
Nova Fund	—	11,200	—	—	11,200
S&P 500 Fund	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	132,774	—	1,724,622	1,857,396
NASDAQ-100® Fund	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	52,753	—	245,024	297,777
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—	84,990	84,990
Russell 2000® 1.5x Strategy Fund	—	391	—	—	391
Russell 2000® Fund	—	36,950	—	526	37,476
Inverse Russell 2000® Strategy Fund	—	69,360	—	305,598	374,958
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—
S&P LargeCap 500 Pure Growth Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	601,942	601,942
Weakening Dollar 2x Strategy Fund	—	—	—	—	—
Real Estate Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	18,389,583	—	—	18,389,583
High Yield Strategy Fund	—	—	—	—	—
Inverse High Yield Strategy Fund	—	53,763	—	175,872	229,635
U.S. Government Money Market Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
158	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In April 2009, the “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” ASC 820 provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. ASC 820 was effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting ASC 820 on the Funds and has determined that there is no impact to the financial statement disclosures.
9.   Securities Transactions
For the period ended September 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

			Inverse		Inverse		Inverse
	Nova	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®	Mid-Cap 1.5x	Mid-Cap
	Fund	Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$16,913,316	$55,718,587	$—	$54,657,973	$—	$5,118,708	$—
Sales	$16,601,963	$65,048,945	$—	$45,013,467	$—	$5,643,544	$—

			Inverse	S&P	S&P
	Russell		Russell 2000®	SmallCap	MidCap	S&P 500	S&P SmallCap
	2000® 1.5x	Russell 2000®	Strategy	600 Pure	400 Pure	Pure Growth	600 Pure Value
	Strategy Fund	Fund	Fund	Growth Fund	Growth Fund	Fund	Fund

Purchases	$6,557,002	$17,278,722	$—	$102,147,643	$175,470,671	$25,250,731	$329,008,935
Sales	$8,037,922	$24,470,278	$—	$99,308,508	$161,055,819	$36,196,898	$157,896,342

	S&P MidCap	S&P 500			Strengthening	Weakening	Real
	400 Pure	Pure Value	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x	Estate
	Value Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund

Purchases	$130,945,434	$141,957,814	$42,414,575	$—	$—	$—	$78,249,532
Sales	$29,340,060	$47,645,880	$30,035,113	$—	$—	$—	$53,702,105

	Government	Inverse			U.S.
	Long Bond	Government		Inverse	Government
	1.2x Strategy	Long Bond	High Yield	High Yield	Money Market
	Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund

Purchases	$1,511,503,685	$—	$—	$—	$—
Sales	$1,334,432,077	$—	$—	$—	$—
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NOTES TO FINANCIAL STATEMENTS (continued)

10.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

				Shares Purchased through Dividend
	Shares Purchased			Reinvestment			Shares Redeemed			Net Shares Purchased (Redeemed)
	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended		Year Ended
	September 30,		March 31,	September 30,		March 31,	September 30,		March 31,	September 30,		March 31,
	2009	†	2009	2009	†	2009	2009	†	2009	2009	†	2009

Nova Fund
Investor Class	7,317,441		13,957,780	—		18,122	(7,503,427)		(13,974,154)	(185,986)		1,748
Advisor Class	1,353,706		3,832,611	—		4,564	(1,804,815)		(3,602,867)	(451,109)		234,308
A-Class	540,873		1,868,770	—		2,421	(402,430)		(2,010,989)	138,443		(139,798)
C-Class	246,310		849,660	—		7,432	(359,039)		(1,194,431)	(112,729)		(337,339)
S&P 500 Fund
A-Class	1,931,716		4,008,263	—		1,157	(1,767,394)		(2,237,667)	164,322		1,771,753
C-Class	3,863,243		8,742,411	—		1,162	(3,810,444)		(8,577,798)	52,799		165,775
H-Class	20,233,941		45,822,717	—		12,067	(24,185,054)		(40,024,348)	(3,951,113)		5,810,436
Inverse S&P 500 Strategy Fund
Investor Class	11,623,978		16,676,609	—		50,442	(11,942,685)		(18,288,286)	(318,707)		(1,561,235)
Advisor Class	504,052		2,190,590	—		5,728	(634,563)		(2,190,297)	(130,511)		6,021
A-Class	1,036,640		1,532,101	—		4,348	(1,051,960)		(1,424,211)	(15,320)		112,238
C-Class	835,270		2,342,583	—		5,283	(721,374)		(2,823,949)	113,896		(476,083)
NASDAQ-100® Fund
Investor Class	42,266,589		53,894,562	—		—	(44,559,891)		(58,410,551)	(2,293,302)		(4,515,989)
Advisor Class	7,359,749		11,376,095	—		—	(7,288,137)		(10,385,688)	71,612		990,407
A-Class	906,657		838,778	—		—	(507,189)		(969,858)	399,468		(131,080)
C-Class	1,313,644		12,513,645	—		—	(1,301,363)		(12,607,723)	12,281		(94,078)
Inverse NASDAQ-100® Strategy Fund
Investor Class	7,185,751		7,845,903	—		15,809	(7,011,189)		(9,331,826)	174,562		(1,470,114)
Advisor Class	269,876		162,288	—		310	(266,342)		(323,326)	3,534		(160,728)
A-Class	352,026		677,075	—		3,543	(393,185)		(672,388)	(41,159)		8,230
C-Class	322,586		2,838,716	—		2,457	(272,755)		(3,096,091)	49,831		(254,918)
Mid-Cap 1.5x Strategy Fund
A-Class	27,292		153,730	—		3,284	(59,282)		(124,485)	(31,990)		32,529
C-Class	463,054		696,274	—		22,959	(519,044)		(755,372)	(55,990)		(36,139)
H-Class	3,483,907		6,762,134	—		72,774	(3,900,642)		(6,368,183)	(416,735)		466,725
Inverse Mid-Cap Strategy Fund
A-Class	63,902		40,828	—		5	(9,381)		(55,899)	54,521		(15,066)
C-Class	63,651		177,660	—		9	(55,135)		(211,841)	8,516		(34,172)
H-Class	995,028		2,422,094	—		657	(1,056,506)		(3,528,331)	(61,478)		(1,105,580)
Russell 2000® 1.5x Strategy Fund
A-Class	83,119		205,364	—		—	(66,751)		(310,754)	16,368		(105,390)
C-Class	384,540		657,620	—		—	(439,159)		(770,248)	(54,619)		(112,628)
H-Class	3,022,450		6,191,385	—		—	(3,286,236)		(5,567,927)	(263,786)		623,458
Russell 2000® Fund
A-Class	320,500		761,966	—		—	(341,829)		(639,227)	(21,329)		122,739
C-Class	2,429,339		2,860,982	—		—	(2,479,955)		(2,738,477)	(50,616)		122,505
H-Class	3,833,730		12,915,647	—		—	(4,677,203)		(11,712,129)	(843,473)		1,203,518
160	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

				Shares Purchased through Dividend
	Shares Purchased			Reinvestment			Shares Redeemed			Net Shares Purchased (Redeemed)
	Period Ended	Year Ended		Period Ended	Year Ended		Period Ended	Year Ended		Period Ended	Year Ended
	September 30,	March 31,		September 30,	March 31,		September 30,	March 31,		September 30,	March 31,
	2009†	2009		2009†	2009		2009†	2009		2009†	2009

Inverse Russell 2000® Strategy Fund
A-Class	239,716	223,071		—	983		(246,663)	(350,718)		(6,947)	(126,664)
C-Class	189,688	1,639,047		—	507		(172,113)	(1,754,220)		17,575	(114,666)
H-Class	2,072,077	3,519,602		—	2,954		(2,183,533)	(3,984,669)		(111,456)	(462,113)
S&P SmallCap 600 Pure Growth Fund
A-Class	107,117	39,374		—	—		(6,774)	(103,117)		100,343	(63,743)
C-Class	263,114	1,448,507		—	—		(237,576)	(1,500,177)		25,538	(51,670)
H-Class	5,199,035	3,355,554		—	—		(5,297,497)	(3,005,373)		(98,462)	350,181
S&P MidCap 400 Pure Growth Fund
A-Class	45,096	258,261		—	—		(40,797)	(363,473)		4,299	(105,212)
C-Class	373,958	2,559,586		—	—		(462,627)	(2,415,961)		(88,669)	143,625
H-Class	8,441,934	16,292,819		—	—		(7,879,272)	(15,967,446)		562,662	325,373
S&P 500 Pure Growth Fund
A-Class	41,877	387,434		—	—		(141,329)	(455,867)		(99,452)	(68,433)
C-Class	96,423	1,436,891		—	—		(121,930)	(1,481,168)		(25,507)	(44,277)
H-Class	1,532,305	5,062,418		—	—		(1,994,975)	(4,746,723)		(462,670)	315,695
S&P SmallCap 600 Pure Value Fund
A-Class	198,650	96,193		—	248		(63,613)	(200,264)		135,037	(103,823)
C-Class	324,609	822,870		—	895		(201,142)	(1,304,886)		123,467	(481,121)
H-Class	20,967,975	6,569,449		—	14,402		(14,336,948)	(6,586,735)		6,631,027	(2,884)
S&P MidCap 400 Pure Value Fund
A-Class	16,717	65,966		—	—		(9,327)	(152,759)		7,390	(86,793)
C-Class	166,115	631,011		—	—		(117,881)	(620,858)		48,234	10,153
H-Class	6,377,111	1,928,186		—	—		(2,160,861)	(1,855,884)		4,216,250	72,302
S&P 500 Pure Value Fund
A-Class	7,120	38,296	††	—	493	††	(29,245)	(75,764)	††	(22,125)	(36,975)	††
C-Class	115,978	288,157	††	—	30,218	††	(255,085)	(303,983)	††	(139,107)	14,392	††
H-Class	3,028,499	3,472,707	††	—	26,885	††	(2,040,958)	(3,556,340)	††	987,541	(56,748)	††
Europe 1.25x Strategy Fund
A-Class	13,572	14,514		—	—		(16,306)	(55,391)		(2,734)	(40,877)
C-Class	3,411,326	5,001,051		—	—		(3,264,287)	(5,197,539)		147,039	(196,488)
H-Class	9,110,583	6,359,283		—	—		(8,253,549)	(6,766,252)		857,034	(406,969)
Japan 2x Strategy Fund
A-Class	199,938	159,701		—	65		(191,541)	(151,846)		8,397	7,920
C-Class	1,581,041	1,352,650		—	16		(1,598,860)	(1,263,839)		(17,819)	88,827
H-Class	1,968,059	4,691,011		—	274		(2,355,923)	(4,174,985)		(387,864)	516,300
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NOTES TO FINANCIAL STATEMENTS (continued)

				Shares Purchased through Dividend
	Shares Purchased			Reinvestment			Shares Redeemed			Net Shares Purchased (Redeemed)
	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended		Year Ended
	September 30,		March 31,	September 30,		March 31,	September 30,		March 31,	September 30,		March 31,
	2009	†	2009	2009	†	2009	2009	†	2009	2009	†	2009

Strengthening Dollar 2x Strategy Fund
A-Class	434,314		2,250,634	—		188,587	(420,586)		(2,207,727)	13,728		231,494
C-Class	4,520,753		7,389,634	—		129,853	(4,247,978)		(7,533,854)	272,775		(14,367)
H-Class	11,923,210		26,299,904	—		879,991	(11,760,702)		(27,510,577)	162,508		(330,682)
Weakening Dollar 2x Strategy Fund
A-Class	1,263,189		1,926,838	—		94,540	(867,820)		(1,701,240)	395,369		320,138
C-Class	2,469,194		2,363,700	—		102,981	(2,319,862)		(2,671,722)	149,332		(205,041)
H-Class	13,570,708		16,932,375	—		413,548	(14,026,849)		(17,216,007)	(456,141)		129,916
Real Estate Fund
A-Class	345,906		872,029	—		9,833	(281,066)		(849,110)	64,840		32,752
C-Class	1,764,935		1,290,931	—		2,851	(1,789,099)		(1,279,430)	(24,164)		14,352
H-Class	4,196,752		6,263,460	—		9,690	(3,017,711)		(6,572,613)	1,179,041		(299,463)
Government Long Bond 1.2x Strategy Fund
Investor Class	109,487,216		70,222,148	186,035		71,093	(95,690,141)		(69,751,014)	13,983,110		542,227
Advisor Class	29,339,879		46,248,046	16,193		34,434	(29,206,761)		(47,854,383)	149,311		(1,571,903)
A-Class	747,197		2,180,623	7,207		30,651	(916,941)		(3,130,595)	(162,537)		(919,321)
C-Class	6,289,422		10,362,493	6,884		10,619	(5,384,034)		(10,502,327)	912,272		(129,215)
Inverse Government Long Bond Strategy Fund
Investor Class	34,269,559		71,208,967	—		—	(33,185,364)		(65,153,661)	1,084,195		6,055,306
Advisor Class	51,305,529		35,032,129	—		—	(49,061,891)		(33,834,671)	2,243,638		1,197,458
A-Class	3,184,832		5,676,955	—		—	(3,013,275)		(3,758,321)	171,557		1,918,634
C-Class	4,931,692		8,284,450	—		—	(4,380,128)		(6,191,247)	551,564		2,093,203
High Yield Strategy Fund
A-Class	353,625		7,450,347	—		52,184	(459,548)		(7,590,171)	(105,923)		(87,640)
C-Class	767,012		1,068,221	—		6,627	(767,268)		(1,007,804)	(256)		67,044
H-Class	12,100,126		53,732,294	—		119,641	(25,865,188)		(42,074,924)	(13,765,062)		11,777,011
Inverse High Yield Strategy Fund
A-Class	60,268		237,851	—		206	(67,957)		(229,380)	(7,689)		8,677
C-Class	108,570		55,188	—		1,054	(87,473)		(98,224)	21,097		(41,982)
H-Class	2,132,662		6,462,859	—		14,759	(2,195,570)		(6,355,101)	(62,908)		122,517
U.S. Government Money Market Fund
Investor Class	7,347,160,380		14,234,678,742	28,988		10,640,857	(7,534,007,307)		(14,109,618,443)	(186,817,939)		135,701,156
Investor2 Class*	82,253,119		—	538		—	(19,676,171)		—	62,577,486		—
Advisor Class	7,997,557,402		5,683,851,096	9,577		1,238,606	(7,919,380,216)		(5,502,840,798)	78,186,763		182,248,904
A-Class	55,950,777		167,289,290	1,186		265,875	(66,690,003)		(139,658,664)	(10,738,040)		27,896,501
C-Class	704,138,146		1,495,568,434	3,361		318,248	(736,009,146)		(1,481,940,632)	(31,867,639)		13,946,050

*	Since the commencement of operations: July 10, 2009.

†	Unaudited

††	Share amounts have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
162	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

11.   Participation in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds
U.S. Government Money Market Fund (the “Fund”) filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury guaranteed the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the Fund liquidates.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of .01% of the value of all shares outstanding as of September 19, 2008. Continued participation in the Program through April 30, 2009 required an additional payment to the Treasury in the amount of .015% of the value of all shares outstanding as of September 19, 2008, which were both paid by the Fund. The Secretary of the Treasury extended the Program to September 18, 2009’s close of business, but the Fund chose not to participate past the April 30, 2009 extension.
12.   Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding should not exceed 33 1/3% of the market value of the assets of securities belonging to a Fund on any given day. This line of credit expires on June 15, 2010. At September 30, 2009, the Funds did not have any outstanding borrowings under this agreement.
13.   New Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC become effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.
14.   Name Changes
Effective May 1, 2009, the Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund changed their Fund names to S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund, S&P 500 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P MidCap 400 Pure Growth Fund, and S&P 500 Pure Growth Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
15.   Reverse Share Splits
Effective April 20, 2009, the S&P 500 Pure Value Fund underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares of the Fund by five, resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 10 for March 31, 2009, and the per share data in the financial highlights for March 31, 2009 and any prior periods have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
16.   Subsequent Events
Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
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OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.
Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”), (the “Current Agreement”) with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. The Board also receives data provided by third parties, especially with regard to fund sub-advisory agreements. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory and sub-advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, the Board, including all the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Current Agreement and sub-advisory agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Current Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies on and compliance procedures for personal securities transactions; (j) Rydex Investments’
164	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.
In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. With respect to those Funds that invest in unaffiliated ETFs in reliance on exemptive orders pursuant to Section 12(d)(1), the Board considered and determined that the advisory fees charged under the Current Agreements are based on services provided that will be in addition to, rather than duplicative of, the services provides under the investment advisory agreement of any ETF in which the Funds are invested. In particular, the Board recognized that Rydex Investments must manage a Fund’s investment in an unaffiliated ETF in the same manner as other investments in the Fund’s portfolio in order to ensure that the Fund achieves its investment objective. Thus, a Fund’s investment in an unaffiliated ETF does not alleviate Rydex Investments’ duties and responsibilities as investment adviser to the Fund. The Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the majority of the Funds, some of the Funds’ applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.
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OTHER INFORMATION (Unaudited) (concluded)

Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the Funds to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to each Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
166	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Over seen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	167

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Over seen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to 2009); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009); Treasurer of Rydex Investments and Rydex Distributors, Inc. (2002 to 2009); Director of Rydex Investments and Rydex Distributors, Inc. (2008 to 2009); Treasurer of Rydex Specialized Products, LLC (2005 to 2009); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2009); Manager, President, and Chief Executive Officer of Rydex Holdings, LLC (2008 to 2009)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)
168	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	169

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9601 Blackwell Road, Suite 500
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RBENF-SEMI-0909x0310

RYDEX BANKING FUND
RYDEX BASIC MATERIALS FUND
RYDEX BIOTECHNOLOGY FUND
RYDEX CONSUMER PRODUCTS FUND
RYDEX ELECTRONICS FUND
RYDEX ENERGY FUND
SEPTEMBER 30, 2009
RYDEX SERIES FUNDS SECTOR FUNDS SEMI-ANNUAL REPORT
RYDEX ENERGY SERVICES FUND
RYDEX FINANCIAL SERVICES FUND
RYDEX HEALTH CARE FUND
RYDEX INTERNET FUND
RYDEX LEISURE FUND
RYDEX PRECIOUS METALS FUND
RYDEX RETAILING FUND
RYDEX TECHNOLOGY FUND
RYDEX TELECOMMUNICATIONS FUND
RYDEX TRANSPORTATION FUND
RYDEX UTILITIES FUND

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RYDEX | SGI
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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	9

SCHEDULES OF INVESTMENTS	18

STATEMENTS OF ASSETS AND LIABILITIES	38

STATEMENTS OF OPERATIONS	42

STATEMENTS OF CHANGES IN NET ASSETS	46

FINANCIAL HIGHLIGHTS	52

NOTES TO FINANCIAL STATEMENTS	63

OTHER INFORMATION	72

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	75
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDERS:
Nearly a year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Fed chairman Ben Bernanke’s September 15 comment that “the recession is very likely over” seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession. Deflationary forces stemming from the financial crisis and economic slowdown are aggressively being countered by massive global efforts to ease monetary policy and create fiscal stimulus programs. But as unexpectedly lower demand for durable goods and a decrease over prior month’s existing home sales indicates, the road to recovery may still be a rough ride.
Continuing Fallout from 2008
Six months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors’ portfolios, but the deepest recession since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (“GM”) filed for bankruptcy on June 1 despite the interjection of more than $19.4 billion in federal help—and for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average Index (“DJIA”) Second quarter GDP declined by a 1.0% annual rate, though recovering somewhat from the 6.4% contraction of the first quarter. According to Bloomberg, this quarterly drop in GDP was the fourth in a row, the longest contraction since quarterly records began in 1947. By the end of September, the U.S. unemployment rate climbed to 9.8%—the highest since June 1983. In the same breath as he suggested the recession’s end, Bernanke also cautioned that “it’s still going to feel like a very weak economy for some time.”
Cautious Optimism for Q4 and Beyond
The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. In May, the Treasury Department also released the results of the now infamous “bank stress tests,” allowing 10 major banks to pay back $68 billion in TARP money forced upon them earlier in the year. Existing home sales rose in July by 7.2%, while single-family housing starts rose 1.7% in July, the fifth straight month of increase. This larger than expected increase was followed by an unexpected drop in existing home sales in August. While there are signs of stabilization in the housing markets, recent economic reports suggest the recovery may be tepid at best. The index of U.S. leading indicators rose in August (0.6%) for the fifth straight month, though not by as much as in July (0.9%) or as expected (0.7%). Over the past six months, stock market fluctuations—as measured by the SPX Volatility Index, a measure of expected future volatility levels—have returned to more historically “normal” levels. Despite the impressive rally from its low point of 676.53 on March 9, 2009, the equity market—as measured by the S&P 500® Index—has declined 6.91% for the year period ending September 30, 2009.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. On the other hand, soft economic data in September showed us that excessive optimism is premature—the economy still has a long way to go. It is likely that we’ll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Moving Forward
From my perspective, every bear market—from the Great Depression to the tech bubble of the early 1990s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.
While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2009 and ending September 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 1. Based on actual Fund return
Banking Fund
Investor Class	1.38%		$1,000.00	$1,416.60	$8.36
Advisor Class	1.88%		1,000.00	1,413.00	11.37
A-Class	1.64%		1,000.00	1,414.70	9.93
C-Class	2.39%		1,000.00	1,401.30	14.39
Basic Materials Fund
Investor Class	1.38%		1,000.00	1,436.40	8.43
Advisor Class	1.88%		1,000.00	1,432.80	11.47
A-Class	1.64%		1,000.00	1,434.70	10.01
C-Class	2.38%		1,000.00	1,429.50	14.50
Biotechnology Fund
Investor Class	1.40%		1,000.00	1,296.90	8.06
Advisor Class	1.90%		1,000.00	1,292.80	10.92
A-Class	1.66%		1,000.00	1,294.80	9.55
C-Class	2.41%		1,000.00	1,290.00	13.84
Consumer Products Fund
Investor Class	1.39%		1,000.00	1,264.50	7.89
Advisor Class	1.88%		1,000.00	1,261.10	10.66
A-Class	1.63%		1,000.00	1,262.50	9.24
C-Class	2.38%		1,000.00	1,258.20	13.47
Electronics Fund
Investor Class	1.38%		1,000.00	1,458.50	8.51
Advisor Class	1.88%		1,000.00	1,454.40	11.57
A-Class	1.65%		1,000.00	1,456.40	10.16
C-Class	2.39%		1,000.00	1,451.10	14.69
Energy Fund
Investor Class	1.38%		1,000.00	1,403.30	8.31
Advisor Class	1.88%		1,000.00	1,399.80	11.31
A-Class	1.63%		1,000.00	1,401.80	9.81
C-Class	2.38%		1,000.00	1,396.40	14.30
Energy Services Fund
Investor Class	1.38%		1,000.00	1,618.30	9.06
Advisor Class	1.88%		1,000.00	1,613.90	12.32
A-Class	1.63%		1,000.00	1,615.80	10.69
C-Class	2.39%		1,000.00	1,609.70	15.64
Financial Services Fund
Investor Class	1.39%		1,000.00	1,564.60	8.94
Advisor Class	1.88%		1,000.00	1,560.50	12.07
A-Class	1.63%		1,000.00	1,563.10	10.47
C-Class	2.39%		1,000.00	1,556.90	15.32
Health Care Fund
Investor Class	1.39%		1,000.00	1,228.60	7.77
Advisor Class	1.89%		1,000.00	1,225.90	10.55
A-Class	1.64%		1,000.00	1,228.30	9.16
C-Class	2.39%		1,000.00	1,223.30	13.32
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Internet Fund
Investor Class	1.37%		$1,000.00	$1,415.40	$8.30
Advisor Class	1.88%		1,000.00	1,412.30	11.37
A-Class	1.64%		1,000.00	1,413.30	9.92
C-Class	2.38%		1,000.00	1,408.80	14.37
Leisure Fund
Investor Class	1.38%		1,000.00	1,502.60	8.66
Advisor Class	1.88%		1,000.00	1,499.70	11.78
A-Class	1.64%		1,000.00	1,501.70	10.29
C-Class	2.38%		1,000.00	1,495.80	14.89
Precious Metals Fund
Investor Class	1.28%		1,000.00	1,317.10	7.44
Advisor Class	1.79%		1,000.00	1,313.80	10.38
A-Class	1.53%		1,000.00	1,315.50	8.88
C-Class	2.29%		1,000.00	1,310.30	13.26
Retailing Fund
Investor Class	1.37%		1,000.00	1,273.90	7.81
Advisor Class	1.87%		1,000.00	1,272.00	10.65
A-Class	1.61%		1,000.00	1,271.10	9.17
C-Class	2.37%		1,000.00	1,266.40	13.47
Technology Fund
Investor Class	1.39%		1,000.00	1,402.60	8.37
Advisor Class	1.89%		1,000.00	1,400.30	11.37
A-Class	1.64%		1,000.00	1,401.60	9.87
C-Class	2.39%		1,000.00	1,397.80	14.37
Telecommunications Fund
Investor Class	1.39%		1,000.00	1,296.40	8.00
Advisor Class	1.88%		1,000.00	1,294.40	10.81
A-Class	1.63%		1,000.00	1,295.00	9.38
C-Class	2.39%		1,000.00	1,290.10	13.72
Transportation Fund
Investor Class	1.38%		1,000.00	1,390.80	8.27
Advisor Class	1.89%		1,000.00	1,388.10	11.31
A-Class	1.63%		1,000.00	1,389.70	9.76
C-Class	2.38%		1,000.00	1,380.60	14.20
Utilities Fund
Investor Class	1.39%		1,000.00	1,208.70	7.70
Advisor Class	1.88%		1,000.00	1,205.00	10.39
A-Class	1.64%		1,000.00	1,206.60	9.07
C-Class	2.39%		1,000.00	1,202.00	13.19
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.38%		$1,000.00	$1,018.15	$6.98
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.39%		1,000.00	1,013.09	12.06
Basic Materials Fund
Investor Class	1.38%		1,000.00	1,018.15	6.98
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.38%		1,000.00	1,013.14	12.01
Biotechnology Fund
Investor Class	1.40%		1,000.00	1,018.05	7.08
Advisor Class	1.90%		1,000.00	1,015.54	9.60
A-Class	1.66%		1,000.00	1,016.75	8.39
C-Class	2.41%		1,000.00	1,012.99	12.16
Consumer Products Fund
Investor Class	1.39%		1,000.00	1,018.10	7.03
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.63%		1,000.00	1,016.90	8.24
C-Class	2.38%		1,000.00	1,013.14	12.01
Electronics Fund
Investor Class	1.38%		1,000.00	1,018.15	6.98
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.65%		1,000.00	1,016.80	8.34
C-Class	2.39%		1,000.00	1,013.09	12.06
Energy Fund
Investor Class	1.38%		1,000.00	1,018.15	6.98
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.63%		1,000.00	1,016.90	8.24
C-Class	2.38%		1,000.00	1,013.14	12.01
Energy Services Fund
Investor Class	1.38%		1,000.00	1,018.15	6.98
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.63%		1,000.00	1,016.90	8.24
C-Class	2.39%		1,000.00	1,013.09	12.06
Financial Services Fund
Investor Class	1.39%		1,000.00	1,018.10	7.03
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.63%		1,000.00	1,016.90	8.24
C-Class	2.39%		1,000.00	1,013.09	12.06
Health Care Fund
Investor Class	1.39%		1,000.00	1,018.10	7.03
Advisor Class	1.89%		1,000.00	1,015.59	9.55
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.39%		1,000.00	1,013.09	12.06
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Internet Fund
Investor Class	1.37%		$1,000.00	$1,018.20	$6.93
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.38%		1,000.00	1,013.14	12.01
Leisure Fund
Investor Class	1.38%		1,000.00	1,018.15	6.98
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.38%		1,000.00	1,013.14	12.01
Precious Metals Fund
Investor Class	1.28%		1,000.00	1,018.65	6.48
Advisor Class	1.79%		1,000.00	1,016.09	9.05
A-Class	1.53%		1,000.00	1,017.40	7.74
C-Class	2.29%		1,000.00	1,013.59	11.56
Retailing Fund
Investor Class	1.37%		1,000.00	1,018.20	6.93
Advisor Class	1.87%		1,000.00	1,015.69	9.45
A-Class	1.61%		1,000.00	1,017.00	8.14
C-Class	2.37%		1,000.00	1,013.19	11.96
Technology Fund
Investor Class	1.39%		1,000.00	1,018.10	7.03
Advisor Class	1.89%		1,000.00	1,015.59	9.55
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.39%		1,000.00	1,013.09	12.06
Telecommunications Fund
Investor Class	1.39%		1,000.00	1,018.10	7.03
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.63%		1,000.00	1,016.90	8.24
C-Class	2.39%		1,000.00	1,013.09	12.06
Transportation Fund
Investor Class	1.38%		1,000.00	1,018.15	6.98
Advisor Class	1.89%		1,000.00	1,015.59	9.55
A-Class	1.63%		1,000.00	1,016.90	8.24
C-Class	2.38%		1,000.00	1,013.14	12.01
Utilities Fund
Investor Class	1.39%		1,000.00	1,018.10	7.03
Advisor Class	1.88%		1,000.00	1,015.64	9.50
A-Class	1.64%		1,000.00	1,016.85	8.29
C-Class	2.39%		1,000.00	1,013.09	12.06

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in current fiscal year.

†	Annualized
8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited)

BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Barclays PLC — SP ADR	4.6%
Bank of America Corp.	4.6%
HSBC Holdings PLC — SP ADR	4.5%
JPMorgan Chase & Co.	4.5%
Credit Suisse Group AG — SP ADR	4.5%
Wells Fargo & Co.	4.4%
U.S. Bancorp	4.4%
UBS AG — SP ADR	4.3%
PNC Financial Services Group, Inc.	4.1%
BB&T Corp.	3.8%

Top Ten Total	43.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)

BHP Billiton Ltd. — SP ADR	4.3%
Vale SA — SP ADR	3.7%
Rio Tinto PLC — SP ADR	3.3%
ArcelorMittal — SP ADR	3.0%
Monsanto Co.	2.6%
Dow Chemical Co.	2.6%
Barrick Gold Corp.	2.3%
Freeport-McMoRan Copper & Gold, Inc.	2.3%
Southern Copper Corp.	2.3%
E.I. du Pont de Nemours and Co.	2.2%

Top Ten Total	28.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited) (continued)

BIOTECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Amgen, Inc.	10.0%
Gilead Sciences, Inc.	8.1%
Celgene Corp.	7.0%
Genzyme Corp.	5.1%
Biogen Idec, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	3.4%
Cephalon, Inc.	2.7%
Alexion Pharmaceuticals, Inc.	2.6%
Human Genome Sciences, Inc.	2.5%
Dendreon Corp.	2.5%

Top Ten Total	48.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)

Procter & Gamble Co.	7.1%
Coca-Cola Co.	6.1%
Philip Morris International, Inc.	5.5%
PepsiCo, Inc.	5.2%
Unilever NV — SP ADR	3.9%
Diageo PLC — SP ADR	3.4%
Colgate-Palmolive Co.	3.4%
Altria Group, Inc.	3.3%
Kraft Foods, Inc.	3.2%
Kimberly-Clark Corp.	2.7%

Top Ten Total	43.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

ELECTRONICS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)

Intel Corp.	9.7%
Taiwan Semiconductor Manufacturing
Company Ltd. — SP ADR	7.1%
Texas Instruments, Inc.	5.0%
Applied Materials, Inc.	3.9%
ASML Holding NV	3.6%
Broadcom Corp. — Class A	3.5%
Marvell Technology Group Ltd.	3.2%
NVIDIA Corp.	2.9%
Micron Technology, Inc.	2.8%
Analog Devices, Inc.	2.7%

Top Ten Total	44.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

ENERGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	6.2%
BP PLC — SP ADR	4.5%
Chevron Corp.	4.2%
Total SA — SP ADR	4.2%
Petroleo Brasileiro SA	3.9%
Royal Dutch Shell PLC — SP ADR	3.6%
Schlumberger Ltd.	2.9%
Occidental Petroleum Corp.	2.9%
ConocoPhillips	2.9%
Anadarko Petroleum Corp.	2.2%

Top Ten Total	37.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

FUND PROFILES (Unaudited) (continued)

ENERGY SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Schlumberger Ltd.	10.0%
Transocean Ltd.	6.5%
Halliburton Co.	6.3%
Tenaris SA — SP ADR	6.0%
National-Oilwell Varco, Inc.	5.5%
Weatherford International Ltd.	4.6%
Diamond Offshore Drilling, Inc.	4.4%
Baker Hughes, Inc.	4.4%
Noble Corp.	4.0%
Cameron International Corp.	3.9%

Top Ten Total	55.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

FINANCIAL SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Bank of America Corp.	3.5%
JPMorgan Chase & Co.	3.4%
HSBC Holdings PLC — SP ADR	3.1%
Wells Fargo & Co.	2.8%
Goldman Sachs Group, Inc.	2.4%
Barclays PLC — SP ADR	2.2%
Credit Suisse Group AG — SP ADR	2.1%
UBS AG — SP ADR	2.0%
U.S. Bancorp	1.7%
American Express Co.	1.6%

Top Ten Total	24.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

HEALTH CARE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Johnson & Johnson	4.0%
Novartis AG — SP ADR	3.8%
Pfizer, Inc.	3.3%
Sanofi-Aventis — SP ADR	3.2%
GlaxoSmithKline PLC — SP ADR	3.1%
Abbott Laboratories	2.8%
Merck & Company, Inc.	2.6%
Wyeth	2.5%
AstraZeneca PLC — SP ADR	2.4%
Amgen, Inc.	2.4%

Top Ten Total	30.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INTERNET FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Cisco Systems, Inc.	10.7%
Google, Inc. — Class A	10.2%
Qualcomm, Inc.	7.3%
Amazon.com, Inc.	5.7%
Time Warner, Inc.	5.2%
Research In Motion Ltd.	5.1%
Yahoo!, Inc.	4.4%
eBay, Inc.	4.3%
Juniper Networks, Inc.	3.3%
Broadcom Corp. — Class A	3.3%

Top Ten Total	59.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

FUND PROFILES (Unaudited) (continued)

LEISURE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)

McDonald’s Corp.	6.3%
Walt Disney Co.	5.9%
Time Warner, Inc.	4.8%
News Corp.	4.2%
Carnival Corp.	4.0%
Starbucks Corp.	3.7%
Las Vegas Sands Corp.	3.5%
Viacom, Inc. — Class B	3.5%
Activision Blizzard, Inc.	3.2%
Yum! Brands, Inc.	3.2%

Top Ten Total	42.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

PRECIOUS METALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services (“Precious Metals Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc.	15.0%
Barrick Gold Corp.	7.7%
Goldcorp, Inc.	7.5%
Newmont Mining Corp.	7.2%
Agnico-Eagle Mines Ltd.	6.2%
Yamana Gold, Inc.	4.3%
Kinross Gold Corp.	4.1%
Randgold Resources Ltd. — SP ADR	4.1%
AngloGold Ashanti Ltd. — SP ADR	3.9%
Silver Wheaton Corp.	3.9%

Top Ten Total	63.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

RETAILING FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)

Wal-Mart Stores, Inc.	8.2%
CVS Caremark Corp.	4.4%
Home Depot, Inc.	4.1%
Walgreen Co.	4.0%
Amazon.com, Inc.	3.8%
Target Corp.	3.8%
Lowe’s Companies, Inc.	3.3%
Costco Wholesale Corp.	3.1%
Kohl’s Corp.	2.7%
The Gap, Inc.	2.6%

Top Ten Total	40.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

TECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)

Microsoft Corp.	3.6%
Apple, Inc.	3.3%
International Business Machines Corp.	2.9%
Cisco Systems, Inc.	2.8%
Google, Inc. — Class A	2.7%
Hewlett-Packard Co.	2.6%
Intel Corp.	2.4%
Oracle Corp.	2.3%
Qualcomm, Inc.	1.9%
SAP AG — SP ADR	1.9%

Top Ten Total	26.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

FUND PROFILES (Unaudited) (continued)

TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment (“Telecommunications Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.6%
Vodafone Group PLC — SP ADR	8.3%
Verizon Communications, Inc.	6.5%
Qualcomm, Inc.	5.9%
Nokia Oyj — SP ADR	5.5%
Deutsche Telekom AG — SP ADR	4.6%
America Movil SAB de CV — SP ADR	4.1%
Telefonaktiebolaget LM Ericsson — SP ADR	3.8%
Research In Motion Ltd.	3.7%

Top Ten Total	60.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

TRANSPORTATION FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)

United Parcel Service, Inc. — Class B	7.7%
FedEx Corp.	6.7%
Union Pacific Corp.	6.6%
Burlington Northern Santa Fe Corp.	6.5%
Canadian National Railway Co.	6.3%
CSX Corp.	5.4%
Norfolk Southern Corp.	5.1%
Delta Air Lines, Inc.	4.5%
CH Robinson Worldwide, Inc.	4.4%
Southwest Airlines Co.	4.4%

Top Ten Total	57.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

UTILITIES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)

Exelon Corp.	3.7%
Southern Co.	3.3%
Duke Energy Corp.	3.1%
FPL Group, Inc.	3.1%
Dominion Resources, Inc.	3.1%
Entergy Corp.	2.7%
PG&E Corp.	2.6%
FirstEnergy Corp.	2.6%
Public Service Enterprise Group, Inc.	2.6%
American Electric Power Company, Inc.	2.6%

Top Ten Total	29.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     BANKING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 100.3%

Barclays PLC — SP ADR*	26,288	$621,448
Bank of America Corp.	36,718	621,269
HSBC Holdings PLC — SP ADR	10,666	611,695
JPMorgan Chase & Co.	13,922	610,062
Credit Suisse Group AG — SP ADR	10,941	608,867
Wells Fargo & Co.	21,322	600,854
U.S. Bancorp	27,296	596,691
UBS AG — SP ADR*	31,918	584,419
PNC Financial Services Group, Inc.	11,526	560,048
BB&T Corp.	18,768	511,240
SunTrust Banks, Inc.	18,170	409,733
Fifth Third Bancorp	30,330	307,243
M&T Bank Corp.	4,829	300,943
Hudson City Bancorp, Inc.	20,167	265,196
Comerica, Inc.	8,689	257,803
People’s United Financial, Inc.	16,138	251,107
New York Community Bancorp, Inc.	18,866	215,450
BOK Financial Corp.	4,578	212,053
Cullen/Frost Bankers, Inc.	3,780	195,199
First Horizon National Corp.*	14,328	189,558
Commerce Bancshares, Inc.	5,063	188,546
Zions Bancorporation	10,366	186,277
BancorpSouth, Inc.	6,838	166,916
Bank of Hawaii Corp.	3,952	164,166
SVB Financial Group*	3,714	160,705
City National Corp.	4,011	156,148
Capitol Federal Financial	4,740	156,041
First Niagara Financial Group, Inc.	12,114	149,366
Valley National Bancorp	11,900	146,251
KeyCorp	22,383	145,490
Washington Federal, Inc.	8,578	144,625
Prosperity Bancshares, Inc.	4,103	142,743
International Bancshares Corp.	8,642	140,951
Associated Banc-Corp.	12,332	140,831
FirstMerit Corp.	7,366	140,175
TFS Financial Corp.	11,769	140,051
UMB Financial Corp.	3,423	138,426
First Citizens BancShares, Inc. — Class A	868	138,099
Westamerica Bancorporation	2,651	137,852
TCF Financial Corp.	9,966	129,957
PrivateBancorp, Inc.	5,087	124,428
Astoria Financial Corp.	11,261	124,321
Investors Bancorp, Inc.*	11,641	123,511
Hancock Holding Co.	3,272	122,929
Wilmington Trust Corp.	8,553	121,453

		MARKET
	SHARES	VALUE

Trustmark Corp.	5,944	$113,233
NewAlliance Bancshares, Inc.	10,217	109,322
Signature Bank*	3,752	108,808
First Financial Bankshares, Inc.	2,163	106,982
Glacier Bancorp, Inc.	7,160	106,970
IBERIABANK Corp.	2,314	105,426
United Bankshares, Inc.	5,334	104,493
Old National Bancorp	8,857	99,198
Park National Corp.	1,682	98,128
NBT Bancorp, Inc.	4,280	96,471
Whitney Holding Corp.	9,368	89,371
Ocwen Financial Corp.*	7,665	86,768
Provident Financial Services, Inc.	8,105	83,400
Brookline Bancorp, Inc.	7,927	77,050
Altisource Portfolio Solutions SA*	2,558	36,938

Total Common Stocks (Cost $9,043,321)		13,583,694

	FACE
	AMOUNT

REPURCHASE AGREEMENT† 0.1%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$17,696	17,696

Total Repurchase Agreement (Cost $17,696)		17,696

Total Investments 100.4%(a) (Cost $9,061,017)		$13,601,390

Liabilities in Excess of Other Assets – (0.4)%		$(54,011)

Net Assets – 100.0%		$13,547,379

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     BASIC MATERIALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

BHP Billiton Ltd. — SP ADR	49,581	$3,272,842
Vale SA — SP ADR	122,219	2,826,926
Rio Tinto PLC — SP ADR	14,774	2,515,864
ArcelorMittal — SP ADR	61,103	2,269,365
Monsanto Co.	24,927	1,929,350
Dow Chemical Co.	73,840	1,925,009
Barrick Gold Corp.	46,246	1,752,723
Freeport-McMoRan Copper & Gold, Inc.	25,049	1,718,612
Southern Copper Corp.	55,798	1,712,441
E.I. du Pont de Nemours and Co.	52,727	1,694,646
Goldcorp, Inc.	40,929	1,652,304
Praxair, Inc.	19,315	1,577,842
Potash Corporation of Saskatchewan	16,778	1,515,725
Newmont Mining Corp.	31,472	1,385,397
The Mosaic Co.	28,107	1,351,104
Syngenta AG — SP ADR	29,275	1,345,186
Air Products & Chemicals, Inc.	16,340	1,267,657
Kinross Gold Corp.	54,385	1,180,155
Alcoa, Inc.	89,502	1,174,266
Nucor Corp.	24,773	1,164,579
Cemex SAB de CV — SP ADR*	89,527	1,156,689
AngloGold Ashanti Ltd. — SP ADR	28,024	1,142,258
Cia de Minas Buenaventura SA — SP ADR	30,985	1,090,982
Ecolab, Inc.	23,208	1,072,906
International Paper Co.	47,767	1,061,860
Agnico-Eagle Mines Ltd.	15,386	1,043,940
Gold Fields Ltd. — SP ADR	71,740	988,577
PPG Industries, Inc.	16,834	979,907
Agrium, Inc.*	18,293	910,809
Weyerhaeuser Co.	24,089	882,862
Yamana Gold, Inc.	80,641	863,665
Vulcan Materials Co.	15,645	845,925
Owens-Illinois, Inc.*	22,138	816,892
United States Steel Corp.	17,833	791,250
Sigma-Aldrich Corp.	14,647	790,645
IAMGOLD Corp.	54,549	771,323
Lubrizol Corp.	10,482	749,044
Randgold Resources Ltd. — SP ADR	9,967	696,494
Silver Wheaton Corp.*	54,695	688,610
Harmony Gold Mining Company Ltd. — SP ADR	62,291	681,464

		MARKET
	SHARES	VALUE

FMC Corp.	11,964	$672,975
Cliffs Natural Resources, Inc.	20,775	672,279
Sociedad Quimica y Minera de Chile SA — SP ADR	17,056	667,401
Eldorado Gold Corp.*	58,290	664,506
Eastman Chemical Co.	12,327	659,988
Airgas, Inc.	13,420	649,125
CF Industries Holdings, Inc.	7,520	648,450
Ashland, Inc.	14,997	648,170
Ball Corp.	13,145	646,734
MeadWestvaco Corp.	28,877	644,246
Crown Holdings, Inc.*	23,657	643,470
Martin Marietta Materials, Inc.	6,976	642,280
Terra Industries, Inc.	17,891	620,281
Walter Industries, Inc.	10,230	614,414
Albemarle Corp.	17,400	602,040
Celanese Corp.	23,252	581,300
Pactiv Corp.*	22,153	577,086
Allegheny Technologies, Inc.	15,598	545,774
International Flavors & Fragrances, Inc.	14,296	542,247
Reliance Steel & Aluminum Co.	12,699	540,469
Nalco Holding Co.	26,268	538,231
Valspar Corp.	19,204	528,302
Scotts Miracle-Gro Co. — Class A	12,195	523,775
RPM International, Inc.	27,677	511,748
Steel Dynamics, Inc.	33,063	507,186
Sealed Air Corp.	25,750	505,473
Sonoco Products Co.	18,119	498,997
AptarGroup, Inc.	12,795	478,021
Bemis Co.	17,955	465,214
Compass Minerals International, Inc.	7,459	459,624
Packaging Corporation of America	22,196	452,798
Pan American Silver Corp.*	19,484	444,235
Silgan Holdings, Inc.	8,130	428,695
AK Steel Holding Corp.	21,663	427,411
Royal Gold, Inc.	9,273	422,849
Temple-Inland, Inc.	25,700	421,994
Commercial Metals Co.	23,532	421,223
Rock-Tenn Co. — Class A	8,874	418,054
Titanium Metals Corp.	42,770	410,164
Intrepid Potash, Inc.*	16,257	383,503

Total Common Stocks (Cost $51,155,959)		74,988,827

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     BASIC MATERIALS FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$419,869	$419,869

Total Repurchase Agreement (Cost $419,869)		419,869

Total Investments 100.0%(a) (Cost $51,575,828)		$75,408,696

Liabilities in Excess of Other Assets 0.0%		$(16,102)

Net Assets – 100.0%		$75,392,594

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     BIOTECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Amgen, Inc.*	321,642	$19,372,498
Gilead Sciences, Inc.*	335,380	15,622,000
Celgene Corp.*	241,207	13,483,471
Genzyme Corp.*	172,673	9,795,739
Biogen Idec, Inc.*	191,456	9,672,357
Vertex Pharmaceuticals, Inc.*	175,513	6,651,943
Cephalon, Inc.*	90,459	5,268,332
Alexion Pharmaceuticals, Inc.*	112,470	5,009,414
Human Genome Sciences, Inc.*	254,159	4,783,272
Dendreon Corp.*	170,815	4,781,112
United Therapeutics Corp.*	86,076	4,216,863
Myriad Genetics, Inc.*	148,011	4,055,501
OSI Pharmaceuticals, Inc.*	106,596	3,762,839
BioMarin Pharmaceuticals, Inc.*	205,448	3,714,500
Amylin Pharmaceuticals, Inc.*	254,418	3,482,983
Seattle Genetics, Inc.*	236,821	3,322,599
Onyx Pharmaceuticals, Inc.*	109,625	3,285,461
Regeneron Pharmaceuticals, Inc.*	161,907	3,124,805
MannKind Corp.*	291,667	2,872,920
Cubist Pharmaceuticals, Inc.*	137,655	2,780,631
Isis Pharmaceuticals, Inc.*	188,772	2,750,408
Incyte Corp.*	381,109	2,572,486
Medivation, Inc.*	92,953	2,522,745
Alnylam Pharmaceuticals, Inc.*	110,648	2,509,497
Cepheid, Inc.*	187,622	2,480,363
Savient Pharmaceuticals, Inc.*	156,681	2,381,551
PDL BioPharma, Inc.	300,572	2,368,507
Pharmasset, Inc.*	109,702	2,319,100
Acorda Therapeutics, Inc.*	98,588	2,295,129
Genomic Health, Inc.*	102,932	2,250,094
Theravance, Inc.*	153,025	2,240,286
InterMune, Inc.*	135,222	2,154,087
Martek Biosciences Corp.*	94,391	2,132,293
Alkermes, Inc.*	228,836	2,103,003
Halozyme Therapeutics, Inc.*	287,222	2,042,148
GTx, Inc.*	157,613	2,017,446
Emergent Biosolutions, Inc.*	113,631	2,006,724
Allos Therapeutics, Inc.*	263,041	1,907,047
Geron Corp.*	262,177	1,719,881
Orexigen Therapeutics, Inc.*	169,371	1,668,304
Arena Pharmaceuticals, Inc.*	360,141	1,609,830
BioCryst Pharmaceuticals, Inc.*	191,726	1,579,822
ImmunoGen, Inc.*	194,258	1,575,432
Celera Corp.*	246,767	1,537,358
Momenta Pharmaceuticals, Inc.*	144,525	1,533,410

		MARKET
	SHARES	VALUE

Enzon Pharmaceuticals, Inc.*	179,101	$1,477,583
OncoGenex Pharmaceutical, Inc.*	40,063	1,442,268
Spectrum Pharmaceuticals, Inc.*	205,530	1,383,217
Vanda Pharmaceuticals, Inc.*	111,679	1,299,944
SIGA Technologies, Inc.*	164,191	1,295,467
Poniard Pharmaceuticals, Inc.*	170,806	1,277,629
Maxygen, Inc.*	184,485	1,234,205
Rigel Pharmaceuticals, Inc.*	122,962	1,008,288
Osiris Therapeutics, Inc.*	127,271	847,625

Total Common Stocks (Cost $143,494,204)		192,602,417

	FACE
	AMOUNT

REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$1,358,322	1,358,322

Total Repurchase Agreement (Cost $1,358,322)		1,358,322

Total Investments 100.2%(a) (Cost $144,852,526)		$193,960,739

Liabilities in Excess of Other Assets – (0.2)%		$(382,909)

Net Assets – 100.0%		$193,577,830

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     CONSUMER PRODUCTS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%

Procter & Gamble Co.	34,851	$2,018,570
Coca-Cola Co.	32,406	1,740,202
Philip Morris International, Inc.	32,143	1,566,650
PepsiCo, Inc.	25,349	1,486,972
Unilever NV — SP ADR	39,080	1,127,849
Diageo PLC — SP ADR	15,699	965,332
Colgate-Palmolive Co.	12,546	957,009
Altria Group, Inc.	52,643	937,572
Kraft Foods, Inc.	35,150	923,390
Kimberly-Clark Corp.	13,227	780,128
General Mills, Inc.	11,320	728,782
Kellogg Co.	13,644	671,694
Archer-Daniels-Midland Co.	22,641	661,570
Avon Products, Inc.	18,660	633,694
Sysco Corp.	24,343	604,924
Reynolds American, Inc.	12,861	572,572
Lorillard, Inc.	7,508	557,844
H.J. Heinz Co.	13,980	555,705
Kroger Co.	26,475	546,444
Coca-Cola Enterprises, Inc.	25,488	545,698
Campbell Soup Co.	16,481	537,610
ConAgra Foods, Inc.	23,321	505,599
Dr Pepper Snapple Group, Inc.*	15,810	454,537
Pepsi Bottling Group, Inc.	12,221	445,333
Molson Coors Brewing Co. — Class B	9,142	445,033
Safeway, Inc.	22,318	440,111
Clorox Co.	7,413	436,033
Sara Lee Corp.	39,139	436,008
Bunge Ltd.	6,551	410,158
J.M. Smucker Co.	7,449	394,871
Hershey Co.	10,026	389,610
Whole Foods Market, Inc.*	12,030	366,795
Energizer Holdings, Inc.*	5,209	345,565
Brown-Forman Corp. — Class B	7,145	344,532
Hormel Foods Corp.	9,395	333,710
Estee Lauder Companies, Inc. — Class A	8,978	332,904
Mead Johnson Nutrition Co. — Class A	7,230	326,145
Tyson Foods, Inc. — Class A	24,919	314,727
McCormick & Company, Inc.	9,150	310,551
Hansen Natural Corp.*	8,425	309,535
Church & Dwight Company, Inc.	5,371	304,751
PepsiAmericas, Inc.	10,425	297,738
SUPERVALU, Inc.	19,718	296,953

		MARKET
	SHARES	VALUE

Constellation Brands, Inc. — Class A*	18,850	$285,578
Ralcorp Holdings, Inc.*	4,612	269,664
Green Mountain Coffee Roasters, Inc.*	3,600	265,824
Dean Foods Co.*	14,215	252,885

Total Common Stocks (Cost $21,405,901)		28,435,361

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	125	8

Total Warrants (Cost $—)		8

	FACE
	AMOUNT

REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$43,006	43,006

Total Repurchase Agreement (Cost $43,006)		43,006

Total Investments 99.7%(a) (Cost $21,448,907)		$28,478,375

Other Assets in Excess of Liabilities – 0.3%		$77,108

Net Assets – 100.0%		$28,555,483

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ELECTRONICS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Intel Corp.	423,918	$8,296,075
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	558,097	6,116,743
Texas Instruments, Inc.	181,081	4,289,809
Applied Materials, Inc.	251,833	3,374,562
ASML Holding NV	104,489	3,089,740
Broadcom Corp. — Class A*	96,599	2,964,623
Marvell Technology Group Ltd.*	167,409	2,710,352
NVIDIA Corp.*	164,927	2,478,853
Micron Technology, Inc.*	295,733	2,425,011
Analog Devices, Inc.	82,821	2,284,203
Xilinx, Inc.	91,656	2,146,584
KLA-Tencor Corp.	58,658	2,103,476
Altera Corp.	101,841	2,088,759
Linear Technology Corp.	73,439	2,029,120
Maxim Integrated Products, Inc.	102,180	1,853,545
Advanced Micro Devices, Inc.*	311,994	1,765,886
Microchip Technology, Inc.	65,370	1,732,305
Lam Research Corp.*	50,131	1,712,475
Cree, Inc.*	43,202	1,587,674
ON Semiconductor Corp.*	183,042	1,510,097
LSI Logic Corp.*	269,609	1,480,153
National Semiconductor Corp.	99,393	1,418,338
MEMC Electronic Materials, Inc.*	83,806	1,393,694
Varian Semiconductor Equipment Associates, Inc.*	39,092	1,283,781
Skyworks Solutions, Inc.*	93,981	1,244,308
Silicon Laboratories, Inc.*	26,301	1,219,314
PMC — Sierra, Inc.*	127,004	1,214,158
Novellus Systems, Inc.*	55,357	1,161,390
Intersil Corp. — Class A	72,598	1,111,475
RF Micro Devices, Inc.*	200,440	1,088,389
Atmel Corp.*	259,597	1,087,711
Teradyne, Inc.*	116,611	1,078,652
Atheros Communications, Inc.*	40,599	1,077,091
Rambus, Inc.*	61,437	1,069,004
International Rectifier Corp.*	51,925	1,012,018
Amkor Technology, Inc.*	139,840	962,099
Cymer, Inc.*	24,390	947,795
Fairchild Semiconductor
International, Inc.*	92,329	944,526
Cypress Semiconductor Corp.*	91,345	943,594
Triquint Semiconductor, Inc.*	120,780	932,422
Tessera Technologies, Inc.*	32,676	911,334
Microsemi Corp.*	56,995	899,951
Formfactor, Inc.*	37,125	888,030

		MARKET
	SHARES	VALUE

Integrated Device Technology, Inc.*	125,180	$846,217
Hittite Microwave Corp.*	22,025	810,080
Semtech Corp.*	46,007	782,579
FEI Co.*	30,842	760,255

Total Common Stocks
(Cost $72,776,473)		85,128,250

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$247,927	247,927

Total Repurchase Agreement
(Cost $247,927)		247,927

Total Investments 99.8%(a)
(Cost $73,024,400)		$85,376,177

Other Assets in Excess of Liabilities – 0.2%		$179,997

Net Assets – 100.0%		$85,556,174

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ENERGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Exxon Mobil Corp.	57,935	$3,974,920
BP PLC — SP ADR	54,511	2,901,621
Chevron Corp.	38,071	2,681,341
Total SA — SP ADR	44,830	2,656,626
Petroleo Brasileiro SA	53,848	2,471,623
Royal Dutch Shell PLC — SP ADR	40,459	2,313,850
Schlumberger Ltd.	31,619	1,884,492
Occidental Petroleum Corp.	23,570	1,847,888
ConocoPhillips	40,346	1,822,025
Anadarko Petroleum Corp.	22,399	1,405,089
Canadian Natural Resources Ltd.	20,875	1,402,591
Apache Corp.	14,353	1,318,036
Devon Energy Corp.	19,355	1,303,172
Transocean Ltd.*	14,221	1,216,322
Halliburton Co.	43,642	1,183,571
Tenaris SA — SP ADR	31,504	1,122,173
Chesapeake Energy Corp.	38,191	1,084,624
XTO Energy, Inc.	26,164	1,081,097
EOG Resources, Inc.	12,797	1,068,678
Marathon Oil Corp.	33,050	1,054,295
National-Oilwell Varco, Inc.*	23,709	1,022,569
Talisman Energy, Inc.	56,034	971,630
Hess Corp.	17,283	923,949
Weatherford International Ltd.*	41,790	866,307
Southwestern Energy Co.*	19,973	852,448
Diamond Offshore Drilling, Inc.	8,694	830,451
Baker Hughes, Inc.	19,343	825,172
Spectra Energy Corp.	41,850	792,639
Nexen, Inc.	34,946	788,731
Noble Energy, Inc.	11,731	773,777
Noble Corp.	19,661	746,332
Williams Companies, Inc.	41,415	740,086
Cameco Corp.	26,409	734,170
Cameron International Corp.*	19,292	729,623
Murphy Oil Corp.	12,586	724,576
Valero Energy Corp.	37,140	720,145
Peabody Energy Corp.	19,052	709,115
Consol Energy, Inc.	15,613	704,302
Continental Resources, Inc.*	16,721	654,962
Range Resources Corp.	12,939	638,669
Ultra Petroleum Corp.*	13,024	637,655
FMC Technologies, Inc.*	11,995	626,619
BJ Services Co.	31,128	604,817
El Paso Corp.	57,726	595,732
Nabors Industries Ltd.*	27,845	581,961
Smith International, Inc.	20,253	581,261
PetroHawk Energy Corp.*	23,617	571,768
Newfield Exploration Co.*	13,296	565,878

		MARKET
	SHARES	VALUE

ENSCO International, Inc.	13,107	$557,572
Pride International, Inc.*	17,904	544,998
Pioneer Natural Resources Co.	14,370	521,487
EXCO Resources, Inc.*	27,795	519,489
Helmerich & Payne, Inc.	12,364	488,749
CNX Gas Corp.*	15,803	485,152
Cimarex Energy Co.	11,038	478,166
Arch Coal, Inc.	20,080	444,370
Sunoco, Inc.	15,363	437,077
Cabot Oil & Gas Corp.	11,940	426,855
Oceaneering International, Inc.*	7,368	418,134
Denbury Resources, Inc.*	27,592	417,467
Concho Resources, Inc.*	11,460	416,227
Plains Exploration & Production Co.*	14,400	398,304
Southern Union Co.	17,600	365,904
Tidewater, Inc.	7,203	339,189

Total Common Stocks
(Cost $37,010,959)		63,568,518

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$338,132	338,132

Total Repurchase Agreement
(Cost $338,132)		338,132

Total Investments 105.9%(a)
(Cost $37,349,091)		$63,906,650

Other Assets in Excess of Liabilities – 0.0%		$8,626

Net Assets – 100.0%		$63,915,276

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ENERGY SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 100.1%

Schlumberger Ltd.	127,278	$7,585,769
Transocean Ltd.*	57,263	4,897,704
Halliburton Co.	175,932	4,771,276
Tenaris SA — SP ADR	126,765	4,515,369
National-Oilwell Varco, Inc.*	95,473	4,117,750
Weatherford International Ltd.*	168,575	3,494,560
Diamond Offshore Drilling, Inc.	35,045	3,347,498
Baker Hughes, Inc.	77,802	3,319,033
Noble Corp.	79,374	3,013,037
Cameron International Corp.*	77,582	2,934,151
FMC Technologies, Inc.*	48,549	2,536,200
BJ Services Co.	125,360	2,435,745
Smith International, Inc.	81,817	2,348,148
Nabors Industries Ltd.*	112,281	2,346,673
ENSCO International, Inc.	52,869	2,249,047
Pride International, Inc.*	72,155	2,196,398
Helmerich & Payne, Inc.	49,950	1,974,524
Oceaneering International, Inc.*	29,781	1,690,072
Rowan Companies, Inc.	66,509	1,534,363
Atwood Oceanics, Inc.*	42,563	1,501,197
Dresser-Rand Group, Inc.*	48,071	1,493,566
Unit Corp.*	34,200	1,410,750
Tidewater, Inc.	29,143	1,372,344
Patterson-UTI Energy, Inc.	90,317	1,363,787
Dril-Quip, Inc.*	27,105	1,345,492
Oil States International, Inc.*	37,936	1,332,692
Superior Energy Services, Inc.*	57,879	1,303,435
Exterran Holdings, Inc.*	53,517	1,270,494
SEACOR Holdings, Inc.*	13,834	1,129,269
Bristow Group, Inc.*	26,735	793,762

Total Common Stocks
(Cost $37,934,863)		75,624,105

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$446,791	446,791

Total Repurchase Agreement
(Cost $446,791)		446,791

Total Investments 100.7%(a)
(Cost $38,381,654)		$76,070,896

Liabilities in Excess of Other Assets – (0.7)%		$(556,348)

Net Assets – 100.0%		$75,514,548

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 100.6%

Bank of America Corp.	67,044	$1,134,385
JPMorgan Chase & Co.	24,543	1,075,474
HSBC Holdings PLC — SP ADR	17,051	977,875
Wells Fargo & Co.	32,359	911,877
Goldman Sachs Group, Inc.	4,228	779,432
Barclays PLC — SP ADR*	29,446	696,103
Credit Suisse Group AG — SP ADR	11,797	656,503
UBS AG — SP ADR*	34,878	638,616
U.S. Bancorp	24,277	530,695
American Express Co.	15,152	513,653
Morgan Stanley	16,461	508,316
MetLife, Inc.	12,242	466,053
Travelers Companies, Inc.	9,066	446,319
Bank of New York Mellon Corp.	15,160	439,488
Franklin Resources, Inc.	4,221	424,633
Prudential Financial, Inc.	8,069	402,724
State Street Corp.	7,519	395,499
PNC Financial Services Group, Inc.	8,133	395,182
AFLAC, Inc.	9,008	385,002
Simon Property Group, Inc.	5,545	384,968
Charles Schwab Corp.	19,585	375,053
BB&T Corp.	13,245	360,794
CME Group, Inc.	1,161	357,809
Chubb Corp.	7,015	353,626
ACE Ltd.*	6,585	352,034
Capital One Financial Corp.	9,800	350,154
Allstate Corp.	11,205	343,097
Hartford Financial Services Group, Inc.	12,412	328,918
Loews Corp.	9,429	322,943
Marsh & McLennan Companies, Inc.	12,439	307,616
Brookfield Asset Management, Inc. — Class A	13,322	302,543
Ameriprise Financial, Inc.	8,136	295,581
Vornado Realty Trust	4,583	295,205
SunTrust Banks, Inc.	12,831	289,339
Public Storage	3,765	283,279
Northern Trust Corp.	4,839	281,436
Blackrock, Inc.	1,262	273,627
TD Ameritrade Holding Corp.*	13,680	268,402
Progressive Corp.*	16,073	266,490
Discover Financial Services	16,369	265,669
Equity Residential	8,631	264,972
T. Rowe Price Group, Inc.	5,796	264,877
Aon Corp.	6,483	263,793
Lincoln National Corp.	10,002	259,152
Boston Properties, Inc.	3,936	258,005
Invesco Ltd.	11,250	256,050
Principal Financial Group, Inc.	9,297	254,645

		MARKET
	SHARES	VALUE

Annaly Capital Management, Inc.	13,785	$250,060
CNA Financial Corp.*	10,075	243,211
Genworth Financial, Inc. — Class A	19,760	236,132
HCP, Inc.	8,212	236,013
Host Hotels & Resorts, Inc.	19,974	235,094
Unum Group	10,484	224,777
Fifth Third Bancorp	21,410	216,883
XL Capital Ltd.	12,310	214,933
NYSE Euronext	7,412	214,133
ProLogis	17,816	212,367
M&T Bank Corp.	3,406	212,262
AvalonBay Communities, Inc.	2,836	206,262
IntercontinentalExchange, Inc.*	2,115	205,557
KIMCO Realty Corp.	15,722	205,015
Ventas, Inc.	5,285	203,473
Leucadia National Corp.*	8,074	199,589
Odyssey Re Holdings Corp.	3,073	199,161
PartnerRe Ltd.	2,445	188,118
Everest Re Group Ltd.	2,137	187,415
Hudson City Bancorp, Inc.	14,240	187,256
Jefferies Group, Inc.*	6,765	184,211
Brookfield Properties Corp.	16,308	183,628
Comerica, Inc.	6,135	182,025
People’s United Financial, Inc.	11,389	177,213
Legg Mason, Inc.	5,682	176,312
Health Care REIT, Inc.	4,110	171,058
Willis Group Holdings Ltd. — SP ADR	5,984	168,869
Lazard Ltd. — Class A	4,085	168,751
Plum Creek Timber Company, Inc. (REIT)	5,485	168,060
Assurant, Inc.	5,207	166,936
Fidelity National Financial, Inc. — Class A	10,965	165,352
Cincinnati Financial Corp.	6,296	163,633
W.R. Berkley Corp.	6,389	161,514
Liberty Property Trust	4,946	160,893
Axis Capital Holdings Ltd.	5,313	160,346
Arch Capital Group Ltd.*	2,366	159,800
Nasdaq Stock Market, Inc.*	7,561	159,159
AMB Property Corp.	6,753	154,981
Federal Realty Investment Trust	2,525	154,959
KeyCorp	23,702	154,063
Digital Realty Trust, Inc.	3,362	153,677
SEI Investments Co.	7,738	152,284
New York Community Bancorp, Inc.	13,320	152,114
Reinsurance Group of America, Inc.	3,378	150,659
Torchmark Corp.	3,444	149,573
BOK Financial Corp.	3,227	149,475
TFS Financial Corp.	12,456	148,226
First American Corp.	4,573	148,028
RenaissanceRe Holdings Ltd.	2,690	147,304

26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

Transatlantic Holdings, Inc.	2,925	$146,747
CB Richard Ellis Group, Inc. — Class A*	12,470	146,398
Regency Centers Corp.	3,926	145,458
Markel Corp.*	440	145,121
Nationwide Health Properties, Inc.	4,625	143,329
Raymond James Financial, Inc.	6,103	142,078
Eaton Vance Corp.	5,061	141,657
Rayonier, Inc.	3,447	141,017
Moody’s Corp.	6,840	139,946
HCC Insurance Holdings, Inc.	5,095	139,348
Cullen/Frost Bankers, Inc.	2,668	137,776
MSCI, Inc. — Class A*	4,600	136,252
American Financial Group, Inc.	5,322	135,711
First Horizon National Corp.*	10,105	133,694
Commerce Bancshares, Inc.	3,578	133,245
Realty Income Corp.	5,138	131,790
The St. Joe Co.*	4,453	129,671
Federated Investors, Inc. — Class B	4,827	127,288
Affiliated Managers Group, Inc.*	1,950	126,770
Greenhill & Company, Inc.	1,409	126,218
Brown & Brown, Inc.	6,454	123,659
Capitol Federal Financial	3,349	110,249

Total Common Stocks
(Cost $22,373,266)		32,212,142

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$80,222	80,222

Total Repurchase Agreement
(Cost $80,222)		80,222

Total Investments 100.9%(a)
(Cost $22,453,488)		$32,292,364

Liabilities in Excess of Other Assets — (0.9)%		$(285,337)

Net Assets – 100.0%		$32,007,027

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     HEALTH CARE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.3%

Johnson & Johnson,	29,446	$1,792,967
Novartis AG — SP ADR	33,605	1,693,020
Pfizer, Inc.	90,660	1,500,423
Sanofi-Aventis — SP ADR	39,209	1,448,773
GlaxoSmithKline PLC — SP ADR	35,711	1,410,942
Abbott Laboratories	25,261	1,249,662
Merck & Company, Inc.	37,456	1,184,733
Wyeth	23,195	1,126,813
AstraZeneca PLC — SP ADR	24,268	1,090,847
Amgen, Inc.*	17,966	1,082,092
Schering-Plough Corp.	34,452	973,269
Bristol-Myers Squibb Co.	43,036	969,171
Alcon, Inc. — SP ADR	6,751	936,161
Teva Pharmaceutical Industries Ltd. — SP ADR	18,307	925,602
Medtronic, Inc.	24,364	896,595
Gilead Sciences, Inc.*	18,745	873,142
Eli Lilly & Co.	25,172	831,431
Baxter International, Inc.	14,472	825,049
Medco Health Solutions, Inc.*	13,834	765,159
Celgene Corp.*	13,478	753,420
UnitedHealth Group, Inc.	29,829	746,918
Express Scripts, Inc.*	8,860	687,359
WellPoint, Inc.*	13,427	635,903
McKesson Corp.	10,593	630,813
Stryker Corp.	13,667	620,892
Allergan, Inc.	10,643	604,097
Thermo Fisher Scientific, Inc.*	13,662	596,620
Becton, Dickinson & Co.	8,088	564,138
Genzyme Corp.*	9,772	554,366
Boston Scientific Corp.*	52,136	552,120
Biogen Idec, Inc.*	10,691	540,109
Intuitive Surgical, Inc.*	2,056	539,186
Zimmer Holdings, Inc.*	9,910	529,689
Aetna, Inc.	18,072	502,944
St. Jude Medical, Inc.*	12,847	501,161
Shire PLC — SP ADR	9,274	484,937
Forest Laboratories, Inc.*	14,859	437,449
Life Technologies Corp.*	8,951	416,669
Quest Diagnostics, Inc.	7,939	414,336
Hospira, Inc.*	9,077	404,834
CIGNA Corp.	14,254	400,395
C.R. Bard, Inc.	5,092	400,282
Humana, Inc.*	10,545	393,328
Cardinal Health, Inc.	14,630	392,084
Warner Chilcott PLC*	18,027	389,744
AmerisourceBergen Corp.	17,306	387,308
Vertex Pharmaceuticals, Inc.*	9,925	376,157

		MARKET
	SHARES	VALUE

Cerner Corp.*	4,990	$373,252
Illumina, Inc.*	8,551	363,417
Laboratory Corporation of America Holdings*	5,476	359,773
DaVita, Inc.*	6,329	358,475
Varian Medical Systems, Inc.*	8,495	357,894
DENTSPLY International, Inc.	9,840	339,874
Mylan, Inc.*	20,976	335,826
Waters Corp.*	5,932	331,362
Beckman Coulter, Inc.	4,784	329,809
Henry Schein, Inc.*	5,904	324,189
Hologic, Inc.*	18,696	305,493
Cephalon, Inc.*	5,138	299,237
Watson Pharmaceuticals, Inc.*	7,799	285,755
Alexion Pharmaceuticals, Inc.*	6,275	279,489
Edwards Lifesciences Corp.*	3,980	278,242
Patterson Companies, Inc.*	10,170	277,133
Millipore Corp.*	3,935	276,749
Dendreon Corp.*	9,660	270,383
Covance, Inc.*	4,980	269,667
ResMed, Inc.*	5,964	269,573
Perrigo Co.	7,880	267,841
Inverness Medical Innovations, Inc.*	6,680	258,716
Mettler-Toledo International, Inc.*	2,770	250,934
IDEXX Laboratories, Inc.*	4,970	248,500
Community Health Systems, Inc.*	7,770	248,096
Coventry Health Care, Inc.*	12,020	239,919
Myriad Genetics, Inc.*	8,371	229,365
Pharmaceutical Product
Development, Inc.	10,280	225,543
Omnicare, Inc.	9,498	213,895

Total Common Stocks
(Cost $33,963,099)		44,501,510

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$269,976	269,976

Total Repurchase Agreement (Cost $269,976)		269,976

Total Investments 99.9%(a) (Cost $34,233,075)		$44,771,486

Other Assets in Excess of Liabilities – 0.1%		$50,315

Net Assets – 100.0%		$44,821,801

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INTERNET FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.2%

Cisco Systems, Inc.*	103,261	$2,430,764
Google, Inc. — Class A*	4,686	2,323,553
Qualcomm, Inc.	37,097	1,668,623
Amazon.com, Inc.*	13,802	1,288,555
Time Warner, Inc.	41,285	1,188,182
Research In Motion Ltd.*	17,205	1,162,198
Yahoo!, Inc.*	56,640	1,008,758
eBay, Inc.*	41,351	976,297
Juniper Networks, Inc.*	28,206	762,126
Broadcom Corp. — Class A*	24,481	751,322
Symantec Corp.*	43,784	721,122
Baidu, Inc. — SP ADR*	1,727	675,343
Priceline.com, Inc.*	3,697	613,037
Intuit, Inc.*	21,130	602,205
Expedia, Inc.*	24,403	584,452
BMC Software, Inc.*	14,670	550,565
McAfee, Inc.*	11,895	520,882
Check Point Software Technologies Ltd.*	18,269	517,926
Sun Microsystems, Inc.*	56,605	514,539
Red Hat, Inc.*	18,144	501,500
VeriSign, Inc.*	19,481	461,505
Equinix, Inc.*	4,404	405,168
F5 Networks, Inc.*	9,104	360,792
Akamai Technologies, Inc.*	18,188	357,940
IAC/InterActiveCorp*	17,682	357,000
Palm, Inc.*	18,970	330,647
Sohu.com, Inc.*	4,797	329,938
Netflix, Inc.*	7,090	327,345
VistaPrint NV*	6,325	320,994

Total Common Stocks (Cost $15,442,857)		22,613,278

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$125,183	125,183

Total Repurchase Agreement (Cost $125,183)		125,183

Total Investments 99.8%(a) (Cost $15,568,040)		$22,738,461

Other Assets in Excess of Liabilities – 0.2%		$54,398

Net Assets – 100.0%		$22,792,859

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     LEISURE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 95.7%

McDonald’s Corp.	7,456	$425,514
Walt Disney Co.	14,650	402,289
Time Warner, Inc.	11,309	325,473
News Corp.	23,469	281,393
Carnival Corp.	8,142	270,966
Starbucks Corp.*	12,032	248,461
Las Vegas Sands Corp.*	14,007	235,878
Viacom, Inc. — Class B*	8,412	235,872
Activision Blizzard, Inc.*	17,751	219,935
Yum! Brands, Inc.	6,343	214,140
Wynn Resorts Ltd.*	3,014	213,662
Marriott International, Inc. — Class A	7,157	197,462
Starwood Hotels & Resorts
Worldwide, Inc.	5,023	165,910
MGM MIRAGE*	13,745	165,490
Royal Caribbean Cruises Ltd.*	6,507	156,689
Mattel, Inc.	7,623	140,721
Tim Hortons, Inc.	4,489	127,039
Electronic Arts, Inc.*	6,654	126,759
Marvel Entertainment, Inc.*	2,411	119,634
Darden Restaurants, Inc.	3,441	117,441
International Game Technology, Inc.	5,272	113,243
Hasbro, Inc.	3,941	109,363
Wyndham Worldwide Corp.	6,550	106,896
DreamWorks Animation SKG, Inc. — Class A*	2,786	99,098
Liberty Media Corp. — Capital*	4,391	91,860
WMS Industries, Inc.*	2,025	90,234
Bally Technologies, Inc.*	2,138	82,035
Choice Hotels International, Inc.	2,578	80,073
Penn National Gaming, Inc.*	2,698	74,627
Panera Bread Co.*	1,270	69,850
Burger King Holdings, Inc.	3,944	69,375
Chipotle Mexican Grill, Inc. —
Class A*	696	67,547
Polaris Industries, Inc.	1,639	66,838
Scientific Games Corp. —
Class A*	4,187	66,280
Brinker International, Inc.	4,143	65,169
Vail Resorts, Inc.*	1,923	64,497
Life Time Fitness, Inc.*	2,291	64,262
Regal Entertainment Group — Class A	5,192	63,965
Pool Corp.	2,803	62,283
Cheesecake Factory, Inc.*	3,160	58,523
Boyd Gaming Corp.*	5,267	57,568
Jack in the Box, Inc.*	2,661	54,524

		MARKET
	SHARES	VALUE

Bob Evans Farms, Inc.	1,752	$50,913
Cracker Barrel Old Country Store, Inc.	1,464	50,362
International Speedway Corp. — Class A	1,815	50,039
P.F. Chang’s China Bistro, Inc.*	1,428	48,509
Ameristar Casinos, Inc.	2,928	46,204
Texas Roadhouse, Inc.*	4,131	43,871
Papa John’s International, Inc.*	1,745	42,875
Speedway Motorsports, Inc.	2,896	41,673
CEC Entertainment, Inc.*	1,419	36,695

Total Common Stocks (Cost $5,571,651)		6,479,979

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	350	21

Total Warrants (Cost $—)		21

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$15,266	15,266

Total Repurchase Agreement (Cost $15,266)		15,266

Total Investments 95.9%(a) (Cost $5,586,917)		$6,495,266

Other Assets in Excess of Liabilities – 4.1%		$277,891

Net Assets – 100.0%		$6,773,157

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.
30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     PRECIOUS METALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Freeport-McMoRan Copper & Gold, Inc.	509,142	$34,932,233
Barrick Gold Corp.	472,718	17,916,012
Goldcorp, Inc.	434,045	17,522,397
Newmont Mining Corp.	381,811	16,807,320
Agnico-Eagle Mines Ltd.	211,893	14,376,940
Yamana Gold, Inc.	940,267	10,070,260
Kinross Gold Corp.	444,240	9,640,008
Randgold Resources Ltd. — SP ADR	136,073	9,508,781
AngloGold Ashanti Ltd. — SP ADR	222,817	9,082,021
Silver Wheaton Corp.*	716,952	9,026,426
Gold Fields Ltd. — SP ADR	635,449	8,756,487
Coeur d’Alene Mines Corp.*	362,940	7,440,270
Cia de Minas Buenaventura
SA — SP ADR	207,208	7,295,794
IAMGOLD Corp.	470,363	6,650,933
Hecla Mining Co.*	1,385,769	6,083,526
Harmony Gold Mining Company Ltd. — SP ADR	546,432	5,977,966
Royal Gold, Inc.	128,593	5,863,841
Eldorado Gold Corp.*	500,277	5,703,158
Pan American Silver Corp.*	229,095	5,223,366
Silver Standard Resources, Inc.*	216,958	4,634,223
Golden Star Resources Ltd.*	941,296	3,172,167
Novagold Resources, Inc.*	619,150	3,170,048
Stillwater Mining Co.*	381,577	2,564,197
Minefinders Corp.*	237,596	2,314,185
Gammon Gold, Inc.*	237,603	2,022,001
Lihir Gold Ltd. — SP ADR*	80,405	2,014,145
Allied Nevada Gold Corp.*	194,562	1,904,762
US Gold Corp.*	466,002	1,346,746
Paramount Gold and Silver Corp.*	473,208	648,295
Great Basin Gold Ltd.*	395,892	605,715

Total Common Stocks (Cost $119,765,123)		232,274,223

Total Investments 99.5%(a) (Cost $119,765,123)		$232,274,223

Other Assets in Excess of Liabilities – 0.5%		$1,265,153

Net Assets – 100.0%		$233,539,376

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     RETAILING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.7%

Wal-Mart Stores, Inc.	10,375	$509,308
CVS Caremark Corp.	7,720	275,913
Home Depot, Inc.	9,623	256,357
Walgreen Co.	6,669	249,887
Amazon.com, Inc.*	2,563	239,282
Target Corp.	5,039	235,220
Lowe’s Companies, Inc.	9,798	205,170
Costco Wholesale Corp.	3,475	196,198
Kohl’s Corp.*	2,921	166,643
The Gap, Inc.	7,584	162,298
Staples, Inc.	6,775	157,315
TJX Companies, Inc.	3,955	146,928
Best Buy Company, Inc.	3,909	146,666
Macy’s, Inc.	6,683	122,232
Bed Bath & Beyond, Inc.*	3,233	121,367
Priceline.com, Inc.*	689	114,250
J.C. Penney Company, Inc.	3,258	109,957
Expedia, Inc.*	4,529	108,470
Nordstrom, Inc.	3,528	107,745
Sears Holdings Corp.*	1,577	102,994
Limited Brands, Inc.	6,055	102,874
Sherwin-Williams Co.	1,658	99,745
AutoZone, Inc.*	681	99,576
Urban Outfitters, Inc.*	3,225	97,298
Ross Stores, Inc.	1,981	94,632
Genuine Parts Co.	2,476	94,237
Tiffany & Co.	2,409	92,819
CarMax, Inc.*	4,423	92,441
GameStop Corp.*	3,157	83,566
Dollar Tree, Inc.*	1,637	79,689
Guess?, Inc.	2,143	79,377
O’Reilly Automotive, Inc.*	2,111	76,292
American Eagle Outfitters, Inc.	4,372	73,712
Abercrombie & Fitch Co. — Class A	2,134	70,166
Williams-Sonoma, Inc.	3,350	67,770
Aeropostale, Inc.*	1,541	66,987
Advance Auto Parts, Inc.	1,682	66,069
Family Dollar Stores, Inc.	2,471	65,234
AutoNation, Inc.*	3,579	64,708
Chico’s FAS, Inc.*	4,915	63,895
J. Crew Group, Inc.*	1,741	62,363
Netflix, Inc.*	1,321	60,991
Signet Jewelers Ltd.*	2,314	60,928
LKQ Corp.*	3,247	60,199
Petsmart, Inc.	2,736	59,508
RadioShack Corp.	3,429	56,819

		MARKET
	SHARES	VALUE

Big Lots, Inc.*	2,252	$56,345
Dick’s Sporting Goods, Inc.*	2,477	55,485
BJ’s Wholesale Club, Inc.*	1,486	53,823
Foot Locker, Inc.	4,400	52,580
Penske Auto Group, Inc.	2,588	49,638
Tractor Supply Co.*	1,011	48,953
Buckle, Inc.	1,389	47,420
Barnes & Noble, Inc.	1,867	41,485
Rent-A-Center, Inc.*	2,151	40,611
Aaron’s, Inc.	1,391	36,722

Total Common Stocks (Cost $4,425,777)		6,209,157

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$44,641	44,641

Total Repurchase Agreement (Cost $44,641)		44,641

Total Investments 100.4%(a) (Cost $4,470,418)		$6,253,798

Liabilities in Excess of Other Assets – (0.4)%		$(22,791)

Net Assets – 100.0%		$6,231,007

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.
32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 97.8%

Microsoft Corp.	73,275	$1,897,090
Apple, Inc.*	9,315	1,726,722
International Business Machines Corp.	12,983	1,552,897
Cisco Systems, Inc.*	63,534	1,495,590
Google, Inc. — Class A*	2,870	1,423,089
Hewlett-Packard Co.	29,523	1,393,781
Intel Corp.	66,092	1,293,420
Oracle Corp.	58,655	1,222,370
Qualcomm, Inc.	22,841	1,027,388
SAP AG — SP ADR	20,510	1,002,324
Canon, Inc. — SP ADR	24,174	966,718
Nokia Oyj — SP ADR	65,574	958,692
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	87,032	953,871
EMC Corp.*	45,894	782,034
eBay, Inc.*	31,757	749,783
Dell, Inc.*	47,219	720,562
Research In Motion Ltd.*	10,632	718,192
Infosys Technologies Ltd. — SP ADR	14,484	702,329
Texas Instruments, Inc.	28,197	667,987
Telefonaktiebolaget LM Ericsson — SP ADR	66,504	666,370
Visa, Inc.	9,554	660,277
Motorola, Inc.	73,160	628,444
Yahoo!, Inc.*	34,844	620,572
Accenture PLC — Class A*	16,236	605,116
MasterCard, Inc.	2,842	574,510
Automatic Data Processing, Inc.	14,399	565,881
Corning, Inc.	36,869	564,464
Applied Materials, Inc.	39,237	525,776
Adobe Systems, Inc.*	15,766	520,909
Activision Blizzard, Inc.*	39,898	494,336
ASML Holding NV	16,255	480,660
Juniper Networks, Inc.*	17,343	468,608
Cognizant Technology Solutions Corp. — Class A*	12,062	466,317
Broadcom Corp. — Class A*	15,083	462,897
CA, Inc.	20,658	454,269
Western Union Co.	23,810	450,485
Symantec Corp.*	26,943	443,751
Agilent Technologies, Inc.*	15,354	427,302
Marvell Technology Group Ltd.*	26,152	423,401
Baidu, Inc. — SP ADR*	1,082	423,116
Paychex, Inc.	14,492	420,993
NetApp, Inc.*	15,275	407,537
Western Digital Corp.*	10,727	391,857
Seagate Technology	25,630	389,832
NVIDIA Corp.*	25,685	386,046
Micron Technology, Inc.*	46,140	378,348
Salesforce.com, Inc.*	6,567	373,859

		MARKET
	SHARES	VALUE

Intuit, Inc.*	13,030	$371,355
Computer Sciences Corp.*	7,023	370,182
Analog Devices, Inc.	12,957	357,354
BMC Software, Inc.*	9,055	339,834
Citrix Systems, Inc.*	8,629	338,516
Fiserv, Inc.*	6,942	334,604
Xilinx, Inc.	14,245	333,618
Amphenol Corp.	8,795	331,396
Xerox Corp.	42,745	330,846
KLA-Tencor Corp.	9,182	329,267
Altera Corp.	15,863	325,350
McAfee, Inc.*	7,337	321,287
Check Point Software Technologies Ltd.*	11,259	319,193
Linear Technology Corp.	11,466	316,806
Sun Microsystems, Inc.*	34,820	316,514
Autodesk, Inc.*	13,245	315,231
AU Optronics Corp. — SP ADR	32,249	312,170
Red Hat, Inc.*	11,189	309,264
Amdocs Ltd.*	11,343	304,900
Harris Corp.	8,015	301,364
Affiliated Computer Services, Inc. — Class A*	5,475	296,581
Fidelity National Information Services, Inc.	11,604	296,018
SanDisk Corp.*	13,426	291,344
Maxim Integrated Products, Inc.	15,910	288,607
Electronic Arts, Inc.*	14,961	285,007
VeriSign, Inc.*	11,968	283,522
Teradata Corp.*	10,134	278,888
Metavante Technologies, Inc.*	8,050	277,564
Flir Systems, Inc.*	9,810	274,386
Microchip Technology, Inc.	10,156	269,134
VMware, Inc.*	6,660	267,532
Lam Research Corp.*	7,830	267,473
Alliance Data Systems Corp.*	4,309	263,194
Lender Processing Services, Inc.	6,830	260,701
Rovi Corp.*	7,670	257,712
Nuance Communications, Inc.*	17,100	255,816
Global Payments, Inc.	5,419	253,067
Hewitt Associates, Inc.*	6,900	251,367
Avnet, Inc.*	9,631	250,117
Cree, Inc.*	6,778	249,091
Equinix, Inc.*	2,705	248,860
Arrow Electronics, Inc.*	8,726	245,637
ANSYS, Inc.*	6,420	240,557
Sybase, Inc.*	6,134	238,613
Total System Services, Inc.	14,754	237,687
ON Semiconductor Corp.*	28,570	235,702
FactSet Research Systems, Inc.	3,548	235,020
Synopsys, Inc.*	10,425	233,729
SAIC, Inc.*	13,010	228,195
Tellabs, Inc.*	32,920	227,806
Broadridge Financial Solutions, Inc.	11,220	225,522

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

F5 Networks, Inc.*	5,590	$221,532
National Semiconductor Corp.	15,502	221,214
Akamai Technologies, Inc.*	11,211	220,632
IAC/InterActiveCorp*	10,911	220,293
Trimble Navigation Ltd.*	9,192	219,781
MEMC Electronic Materials, Inc.*	13,107	217,969
Brocade Communications Systems, Inc.*	26,280	206,561
Itron, Inc.*	3,220	206,531
CommScope, Inc.*	6,770	202,626
Sohu.com, Inc.*	2,940	202,213
Ingram Micro, Inc. — Class A*	11,405	192,174

Total Common Stocks (Cost $39,199,134)		51,855,798

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$323,157	323,157

Total Repurchase Agreement (Cost $323,157)		323,157

Total Investments 98.4%(a) (Cost $39,522,291)		$52,178,955

Other Assets in Excess of Liabilities – 1.6%		$838,309

Net Assets – 100.0%		$53,017,264

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     TELECOMMUNICATIONS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.0%

AT&T, Inc.	82,088	$2,217,197
Cisco Systems, Inc.*	87,205	2,052,806
Vodafone Group PLC — SP ADR	88,822	1,998,495
Verizon Communications, Inc.	51,589	1,561,599
Qualcomm, Inc.	31,326	1,409,044
Nokia Oyj — SP ADR	90,015	1,316,019
Deutsche Telekom AG — SP ADR	81,289	1,110,408
America Movil SAB de CV — SP ADR	22,513	986,745
Telefonaktiebolaget LM Ericsson — SP ADR	91,370	915,527
Research In Motion Ltd.*	13,082	883,689
Motorola, Inc.	100,414	862,556
American Tower Corp. — Class A*	18,485	672,854
Juniper Networks, Inc.*	23,816	643,508
CenturyTel, Inc.	16,715	561,624
Crown Castle International Corp.*	17,603	552,030
Sprint Nextel Corp.*	128,130	506,114
NII Holdings, Inc. — Class B*	14,729	441,575
Tele Norte Leste Participacoes SA — ADR	22,105	415,353
Qwest Communications International, Inc.	108,700	414,147
Harris Corp.	11,006	413,826
Windstream Corp.	38,379	388,779
Tellabs, Inc.*	45,210	312,853
F5 Networks, Inc.*	7,695	304,953
SBA Communications Corp.*	11,171	301,952
Brocade Communications Systems, Inc.*	36,021	283,125
Palm, Inc.*	16,019	279,211
CommScope, Inc.*	9,225	276,104
Frontier Communications Corp.	35,430	267,142
Polycom, Inc.*	9,831	262,979
MetroPCS Communications, Inc.*	27,758	259,815
U.S. Cellular Corp.*	6,234	243,562
Level 3 Communications, Inc.*	167,891	233,369
Starent Networks Corp.*	8,735	222,044
Leap Wireless International, Inc. — Class B*	8,971	175,383

Total Common Stocks (Cost $20,195,745)		23,746,387

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$44,630	$44,630

Total Repurchase Agreement (Cost $44,630)		44,630

Total Investments 99.2%(a) (Cost $20,240,375)		$23,791,017

Other Assets in Excess of Liabilities – 0.8%		$183,164

Net Assets – 100.0%		$23,974,181

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     TRANSPORTATION FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%

United Parcel Service, Inc. — Class B	15,873	$896,348
FedEx Corp.	10,472	787,704
Union Pacific Corp.	13,124	765,785
Burlington Northern Santa Fe Corp.	9,487	757,347
Canadian National Railway Co.	14,945	732,156
CSX Corp.	15,114	632,672
Norfolk Southern Corp.	13,898	599,143
Delta Air Lines, Inc.*	59,273	531,086
CH Robinson Worldwide, Inc.	8,979	518,537
Southwest Airlines Co.	53,230	511,008
Expeditors International of
Washington, Inc.	13,507	474,771
J.B. Hunt Transport Services, Inc.	11,963	384,371
Continental Airlines, Inc. — Class B*	21,315	350,419
Kansas City Southern*	13,109	347,258
Ryder System, Inc.	8,502	332,088
Kirby Corp.*	7,664	282,189
Landstar System, Inc.	7,288	277,381
Con-way, Inc.	6,790	260,193
Alexander & Baldwin, Inc.	7,621	244,558
Copa Holdings SA	5,145	228,901
Knight Transportation, Inc.	13,594	228,107
Werner Enterprises, Inc.	11,667	217,356
Heartland Express, Inc.	15,047	216,677
Genesee & Wyoming, Inc. — Class A*	6,916	209,693
Old Dominion Freight Line, Inc.*	6,459	196,547
Hertz Global Holdings, Inc.*	17,700	191,691
UTI Worldwide, Inc.	11,805	170,936
Allegiant Travel Co.*	4,119	156,893
DryShips, Inc.	19,527	129,464

Total Common Stocks (Cost $9,361,762)		11,631,279

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 17.0%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$1,980,242	$1,980,242

Total Repurchase Agreement (Cost $1,980,242)		1,980,242

Total Investments 116.6%(a) (Cost $11,342,003)		$13,611,521

Liabilities in Excess of Other Assets – (16.6)%		$(1,936,579)

Net Assets – 100.0%		$11,674,942

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.
36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     UTILITIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%

Exelon Corp.	22,113	$1,097,248
Southern Co.	30,834	976,513
Duke Energy Corp.	58,034	913,455
FPL Group, Inc.	16,533	913,118
Dominion Resources, Inc.	26,334	908,523
Entergy Corp.	9,968	796,044
PG&E Corp.	19,390	785,101
FirstEnergy Corp.	16,963	775,548
Public Service Enterprise Group, Inc.	24,600	773,424
American Electric Power Company, Inc.	24,793	768,335
Sempra Energy	13,835	689,121
Consolidated Edison, Inc.	16,790	687,383
AES Corp.*	45,733	677,763
Edison International	20,095	674,790
Progress Energy, Inc.	16,898	660,036
PPL Corp.	21,099	640,144
NRG Energy, Inc.*	21,238	598,699
Xcel Energy, Inc.	30,552	587,820
Questar Corp.	14,389	540,451
Constellation Energy Group, Inc.	16,619	537,957
EQT Corp.	11,887	506,386
DTE Energy Co.	13,900	488,446
Wisconsin Energy Corp.	10,457	472,343
Ameren Corp.	18,355	464,014
Calpine Corp.*	37,453	431,459
Allegheny Energy, Inc.	16,260	431,215
CenterPoint Energy, Inc.	34,353	427,008
Oneok, Inc.	11,464	419,812
Northeast Utilities	17,505	415,569
SCANA Corp.	11,785	411,296
National Fuel Gas Co.	8,868	406,243
NiSource, Inc.	29,024	403,143
MDU Resources Group, Inc.	19,113	398,506
American Water Works Company, Inc.	18,911	377,085
OGE Energy Corp.	11,318	374,399
Pepco Holdings, Inc.	24,979	371,687
Pinnacle West Capital Corp.	11,309	371,161
NSTAR	11,593	368,889
TECO Energy, Inc.	25,777	362,940
Energen Corp.	8,414	362,643
CMS Energy Corp.	26,842	359,683
DPL, Inc.	13,767	359,319
Alliant Energy Corp.	12,888	358,931
Integrys Energy Group, Inc.	9,690	347,774
AGL Resources, Inc.	9,611	338,980

		MARKET
	SHARES	VALUE

NV Energy, Inc.	28,596	$331,428
Atmos Energy Corp.	11,687	329,340
Great Plains Energy, Inc.	18,178	326,295
UGI Corp.	12,769	319,991
Aqua America, Inc.	17,437	307,589
Mirant Corp.*	18,283	300,390
ITC Holdings Corp.	6,583	299,197
Westar Energy, Inc.	14,749	287,753
Ormat Technologies, Inc.	6,719	274,270
Vectren Corp.	11,416	263,025
Piedmont Natural Gas Co.	10,968	262,574
Nicor, Inc.	7,122	260,594
Hawaiian Electric Industries, Inc.	14,357	260,149
WGL Holdings, Inc.	7,830	259,486
Portland General Electric Co.	12,123	239,066
New Jersey Resources Corp.	6,560	238,194

Total Common Stocks (Cost $22,786,501)		29,589,745

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.4%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$110,594	110,594

Total Repurchase Agreement (Cost $110,594)		110,594

Total Investments 99.8%(a) (Cost $22,897,095)		$29,700,339

Other Assets in Excess of Liabilities – 0.2%		$49,984

Net Assets – 100.0%		$29,750,323

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 5.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$13,583,694	$74,988,827	$192,602,417	$28,435,369
Repurchase Agreements	17,696	419,869	1,358,322	43,006

Total Investments	13,601,390	75,408,696	193,960,739	28,478,375
Receivable for Securities Sold	1,413,943	—	—	—
Receivable for Fund Shares Sold	333,976	3,701,053	1,367,344	73,737
Investment Income Receivable	13,801	59,466	147,687	148,729

Total Assets	15,363,110	79,169,215	195,475,770	28,700,841

Liabilities
Payable for Securities Purchased	—	1,885,807	1,053,256	—
Payable for Fund Shares Redeemed	1,792,633	1,788,138	581,452	89,055
Investment Advisory Fees Payable	9,626	47,393	134,383	22,662
Transfer Agent and Administrative Fees Payable	2,831	13,939	39,524	6,665
Distribution and Service Fees Payable	4,299	10,705	7,410	4,297
Portfolio Accounting Fees Payable	1,132	5,576	15,810	2,666
Custody Fees Payable	380	1,841	5,322	881
Overdraft Due to Custodian Bank	—	—	—	—
Other Accrued Fees	4,830	23,222	60,783	19,132

Total Liabilities	1,815,731	3,776,621	1,897,940	145,358

Net Assets	$13,547,379	$75,392,594	$193,577,830	$28,555,483

Net Assets Consist Of
Paid-In Capital	$58,563,838	$93,500,359	$328,792,478	$32,940,712
Undistributed Net Investment Income (Loss)	473,744	411,731	(763,985)	794,109
Accumulated Net Realized Loss on Investments	(50,030,576)	(42,352,364)	(183,558,876)	(12,208,806)
Net Unrealized Appreciation on Investments	4,540,373	23,832,868	49,108,213	7,029,468

Net Assets	$13,547,379	$75,392,594	$193,577,830	$28,555,483

Investor Class	$8,147,728	$53,013,032	$178,105,146	$19,975,510
Advisor Class	1,138,844	8,549,729	7,519,389	4,029,155
A-Class	1,082,665	6,074,986	3,239,479	1,750,288
C-Class	3,178,142	7,754,847	4,713,816	2,800,530
Shares Outstanding
Investor Class	176,334	1,345,485	7,090,854	598,591
Advisor Class	26,548	228,958	318,337	127,342
A-Class	24,949	160,332	135,608	54,639
C-Class	75,846	214,960	204,570	91,377
Net Asset Values
Investor Class	$46.21	$39.40	$25.12	$33.37
Advisor Class	42.90	37.34	23.62	31.64
A-Class	43.39	37.89	23.89	32.03
A-Class Maximum Offering Price*	45.55	39.78	25.08	33.63
C-Class	41.90	36.08	23.04	30.65

Cost of Investments	$9,061,017	$51,575,828	$144,852,526	$21,448,907

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

September 30, 2009

		Energy	Financial	Health			Precious
Electronics	Energy	Services	Services	Care	Internet	Leisure	Metals
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$85,128,250	$63,568,518	$75,624,105	$32,212,142	$44,501,510	$22,613,278	$6,480,000	$232,274,223
247,927	338,132	446,791	80,222	269,976	125,183	15,266	—

85,376,177	63,906,650	76,070,896	32,292,364	44,771,486	22,738,461	6,495,266	232,274,223
—	—	—	2,258,095	—	—	—	4,004,349
2,174,298	3,634,792	5,311,278	8,797	334,469	3,882,616	3,814,544	1,537,832
8,863	46,654	41,148	59,695	62,487	—	1,058	71,565

87,559,338	67,588,096	81,423,322	34,618,951	45,168,442	26,621,077	10,310,868	237,887,969

1,758,442	3,521,802	3,221,802	—	—	3,762,065	3,037,066	—
126,590	58,358	2,577,567	2,560,720	272,379	37,150	496,395	3,961,657
61,027	40,631	48,175	25,855	35,466	11,997	1,958	133,089
17,949	11,950	14,169	7,604	10,431	3,528	576	44,363
3,712	14,426	15,751	3,639	6,569	2,151	476	29,974
7,179	4,780	5,668	3,042	4,172	1,411	230	17,700
2,378	1,577	1,870	1,004	1,388	470	77	5,856
—	—	—	—	—	—	30	92,252
25,887	19,296	23,772	10,060	16,236	9,446	903	63,702

2,003,164	3,672,820	5,908,774	2,611,924	346,641	3,828,218	3,537,711	4,348,593

$85,556,174	$63,915,276	$75,514,548	$32,007,027	$44,821,801	$22,792,859	$6,773,157	$233,539,376

$198,349,917	$69,704,999	$130,043,582	$74,297,646	$77,668,090	$32,588,649	$20,058,463	$217,900,439
99,116	184,992	(78,681)	318,992	127,749	(374,224)	(12,828)	(1,128,468)
(125,244,636)	(32,532,274)	(92,139,595)	(52,448,487)	(43,512,449)	(16,591,987)	(14,180,827)	(95,741,695)
12,351,777	26,557,559	37,689,242	9,838,876	10,538,411	7,170,421	908,349	112,509,100

$85,556,174	$63,915,276	$75,514,548	$32,007,027	$44,821,801	$22,792,859	$6,773,157	$233,539,376

$76,214,677	$40,743,260	$46,108,502	$24,411,416	$37,181,291	$17,602,406	$5,843,911	$182,860,473
1,757,813	6,732,183	8,909,506	3,322,353	2,191,267	3,241,873	686,507	16,355,820
4,358,076	3,455,369	7,124,602	2,171,974	799,524	794,655	49,160	9,432,685
3,225,608	12,984,464	13,371,938	2,101,284	4,649,719	1,153,925	193,579	24,890,398

1,595,059	2,072,322	1,136,436	351,647	2,702,319	467,852	252,564	2,994,787
38,977	362,209	231,672	50,357	169,004	90,669	31,511	275,899
95,568	183,438	182,726	32,468	60,911	21,944	2,231	157,112
73,362	724,215	358,244	32,911	368,919	33,353	9,077	442,545

$47.78	$19.66	$40.57	$69.42	$13.76	$37.62	$23.14	$61.06
45.10	18.59	38.46	65.98	12.97	35.76	21.79	59.28
45.60	18.84	38.99	66.90	13.13	36.21	22.03	60.04
47.87	19.78	40.93	70.24	13.78	38.02	23.13	63.03
43.97	17.93	37.33	63.85	12.60	34.60	21.33	56.24

$73,024,400	$37,349,091	$38,381,654	$22,453,488	$34,233,075	$15,568,040	$5,586,917	$119,765,123
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)

			Telecom-
	Retailing	Technology	munications	Transportation
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$6,209,157	$51,855,798	$23,746,387	$11,631,279
Repurchase Agreements	44,641	323,157	44,630	1,980,242

Total Investments	6,253,798	52,178,955	23,791,017	13,611,521
Receivable for Securities Sold	—	—	—	3,558,607
Receivable for Fund Shares Sold	5,010	4,699,685	4,628,695	952,883
Investment Income Receivable	2,226	12,572	34,585	11,979

Total Assets	6,261,034	56,891,212	28,454,297	18,134,990

Liabilities
Payable for Securities Purchased	—	2,534,843	4,421,976	1,890,543
Payable for Fund Shares Redeemed	14,655	1,264,682	31,739	4,551,312
Investment Advisory Fees Payable	3,920	35,150	11,226	8,893
Transfer Agent and Administrative Fees Payable	1,153	10,338	3,302	2,616
Distribution and Service Fees Payable	1,896	7,847	4,797	1,765
Portfolio Accounting Fees Payable	461	4,135	1,321	1,046
Custody Fees Payable	154	1,389	436	386
Other Liabilities	7,788	15,564	5,319	3,487

Total Liabilities	30,027	3,873,948	4,480,116	6,460,048

Net Assets	$6,231,007	$53,017,264	$23,974,181	$11,674,942

Net Assets Consist Of
Paid-In Capital	$23,507,416	$124,142,182	$61,442,830	$37,604,010
Undistributed Net Investment Income (Loss)	55,330	(87,325)	344,957	47,880
Accumulated Net Realized Loss on Investments	(19,115,119)	(83,694,257)	(41,364,248)	(28,246,466)
Net Unrealized Appreciation on Investments	1,783,380	12,656,664	3,550,642	2,269,518

Net Assets	$6,231,007	$53,017,264	$23,974,181	$11,674,942

Investor Class	$3,751,367	$33,723,921	$13,679,704	$8,316,643
Advisor Class	1,070,556	11,804,862	7,984,278	2,002,015
A-Class	111,806	4,436,317	448,843	779,893
C-Class	1,297,278	3,052,164	1,861,356	576,391
Shares Outstanding
Investor Class	343,294	3,122,646	1,025,710	415,962
Advisor Class	102,677	1,151,169	632,767	107,638
A-Class	10,597	429,367	35,253	41,407
C-Class	129,301	305,975	152,213	31,165
Net Asset Values
Investor Class	$10.93	$10.80	$13.34	$19.99
Advisor Class	10.43	10.25	12.62	18.60
A-Class	10.55	10.33	12.73	18.83
A-Class Maximum Offering Price*	11.08	10.85	13.36	19.77
C-Class	10.03	9.98	12.23	18.50

Cost of Investments	$4,470,418	$39,522,291	$20,240,375	$11,342,003

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
40	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

September 30, 2009

Utilities
Fund

$29,589,745
110,594

29,700,339
—
1,730,688
78,449

31,509,476

1,349,902
361,405
21,990
6,468
5,138
2,587
858
10,805

1,759,153

$29,750,323

$37,059,346
861,904
(14,974,171)
6,803,244

$29,750,323

$22,381,765
1,029,581
1,546,294
4,792,683

900,754
43,676
64,719
213,109

$24.85
23.57
23.89
25.08
22.49

$22,897,095
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	41

STATEMENTS OF OPERATIONS (Unaudited)

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products
	Fund	Fund	Fund	Fund

Investment Income
Interest	$474	$470	$388	$214
Dividends, Net of Foreign Tax Withheld	205,045	922,819	147,686	655,561
Settlement and Penalties	—	—	—	—

Total Income	205,519	923,289	148,074	655,775

Expenses
Investment Advisory Fees	78,314	395,811	527,110	200,645
Transfer Agent and Administrative Fees	23,033	116,415	155,032	59,013
Distribution & Service Fees:
Advisor Class	4,968	17,699	17,139	20,823
A-Class	1,177	5,628	3,941	2,198
C-Class	19,841	31,517	21,195	13,944
Portfolio Accounting Fees	9,213	46,565	62,012	23,605
Trustees’ Fees*	1,159	5,513	6,795	3,005
Custody Fees	2,661	13,085	23,914	6,628
Miscellaneous	12,744	64,465	94,921	34,531

Total Expenses	153,110	696,698	912,059	364,392

Net Investment Income (Loss)	52,409	226,591	(763,985)	291,383

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	5,974,246	1,909,623	8,726,022	5,661,717

Total Net Realized Gain (Loss)	5,974,246	1,909,623	8,726,022	5,661,717

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	2,373,245	16,547,844	27,715,946	6,937,618

Net Change in Unrealized Appreciation (Depreciation)	2,373,245	16,547,844	27,715,946	6,937,618

Net Gain on Investments	8,347,491	18,457,467	36,441,968	12,599,335

Net Increase in Net Assets from Operations	$8,399,900	$18,684,058	$35,677,983	$12,890,718

Foreign Tax Withheld	$1,257	$2,243	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
42	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended September 30, 2009

		Energy	Financial	Health			Precious
Electronics	Energy	Services	Services	Care	Internet	Leisure	Metals
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$5,984	$184	$503	$743	$140	$328	$44	$983
596,721	686,533	642,474	303,929	302,442	78,336	20,111	436,068
—	—	—	—	—	3,209	—	566,142

602,705	686,717	642,977	304,672	302,582	81,873	20,155	1,003,193

298,822	254,457	392,523	111,053	153,709	271,816	18,050	788,023
87,889	74,840	115,447	32,663	45,208	79,946	5,309	262,675

4,570	17,590	21,002	8,097	10,136	8,031	2,418	28,170
2,001	5,620	8,695	3,142	886	797	46	11,813
10,001	64,606	54,960	9,721	25,706	7,725	1,227	103,137
35,155	29,936	46,179	13,065	18,083	31,978	2,124	103,936
3,108	4,294	6,097	1,222	2,275	3,742	254	13,092
10,095	8,363	12,947	3,768	5,558	8,784	631	29,585
51,948	42,019	63,808	19,457	26,967	43,278	2,924	149,159

503,589	501,725	721,658	202,188	288,528	456,097	32,983	1,489,590

99,116	184,992	(78,681)	102,484	14,054	(374,224)	(12,828)	(486,397)

14,243,358	2,973,286	3,642,991	1,401,360	993,588	17,847,276	624,568	(3,556,156)

14,243,358	2,973,286	3,642,991	1,401,360	993,588	17,847,276	624,568	(3,556,156)

4,002,364	16,226,588	25,845,312	8,460,868	6,947,791	1,713,314	709,884	30,533,219

4,002,364	16,226,588	25,845,312	8,460,868	6,947,791	1,713,314	709,884	30,533,219

18,245,722	19,199,874	29,488,303	9,862,228	7,941,379	19,560,590	1,334,452	26,977,063

$18,344,838	$19,384,866	$29,409,622	$9,964,712	$7,955,433	$19,186,366	$1,321,624	$26,490,666

$—	$11,250	$—	$1,458	$5,133	$—	$73	$13,781
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	43

STATEMENTS OF OPERATIONS (Unaudited) (concluded)

			Telecom-
	Retailing	Technology	munications	Transportation
	Fund	Fund	Fund	Fund

Investment Income
Interest	$251	$814	$75	$65
Dividends, Net of Foreign Tax Withheld	414,733	187,415	364,479	54,080

Total Income	414,984	188,229	364,554	54,145

Expenses
Investment Advisory Fees	215,455	148,588	71,053	38,376
Transfer Agent and Administrative Fees	63,369	43,702	20,898	11,287
Distribution & Service Fees:
Advisor Class	2,947	17,108	22,227	2,145
A-Class	351	3,460	1,204	873
C-Class	8,121	11,900	10,152	5,303
Portfolio Accounting Fees	25,347	17,481	8,359	4,515
Trustees’ Fees*	2,529	1,650	997	759
Custody Fees	7,091	5,092	2,516	1,357
Miscellaneous	34,444	26,573	11,956	6,228

Total Expenses	359,654	275,554	149,362	70,843

Net Investment Income (Loss)	55,330	(87,325)	215,192	(16,698)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on:
Investment Securities	13,265,886	254,321	2,064,114	3,459,628

Total Net Realized Gain	13,265,886	254,321	2,064,114	3,459,628

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(3,394,585)	9,844,815	1,742,111	913,660

Net Change in Unrealized Appreciation (Depreciation)	(3,394,585)	9,844,815	1,742,111	913,660

Net Gain on Investments	9,871,301	10,099,136	3,806,225	4,373,288

Net Increase in Net Assets from Operations	$9,926,631	$10,011,811	$4,021,417	$4,356,590

Foreign Tax Withheld	$—	$—	$—	$1,024

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
44	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended September 30, 2009

Utilities
Fund

$139
655,373

655,512

123,703
36,383

6,560
2,473
24,446
14,553
2,012
4,177
21,014

235,321

420,191

56,097

56,097

4,645,198

4,645,198

4,701,295

$5,121,486

$—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	45

STATEMENTS OF CHANGES IN NET ASSETS

			Basic
	Banking Fund		Materials Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income (Loss)	$52,409	$421,335	$226,591	$345,047
Net Realized Gain (Loss) on Investments	5,974,246	(26,159,474)	1,909,623	(16,420,900)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,373,245	1,338,459	16,547,844	(26,250,174)

Net Increase (Decrease) in Net Assets from Operations	8,399,900	(24,399,680)	18,684,058	(42,326,027)

Distributions to Shareholders from:
Net Investment Income
Investor Class	—	(148,171)	—	(277,328)
Advisor Class	—	(57,155)	—	(59,314)
A-Class	—	(25,862)	—	(36,308)
C-Class	—	(63,779)	—	(55,049)
Realized Gain on Investments
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—

Total Distributions to Shareholders	—	(294,967)	—	(427,999)

Share Transactions
Proceeds from Shares Purchased
Investor Class	36,991,728	201,373,674	176,154,349	342,442,938
Advisor Class	5,168,731	28,363,535	16,741,824	34,693,939
A-Class	369,158	5,274,418	5,480,589	5,687,412
C-Class	35,054,776	40,763,875	24,312,709	28,032,765
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	145,272	—	254,681
Advisor Class	—	52,784	—	55,668
A-Class	—	25,370	—	30,854
C-Class	—	52,669	—	52,656
Cost of Shares Redeemed
Investor Class	(58,234,767)	(165,764,753)	(235,245,421)	(333,391,539)
Advisor Class	(7,510,549)	(24,655,414)	(14,850,426)	(37,488,239)
A-Class	(436,814)	(3,894,678)	(4,744,295)	(5,812,216)
C-Class	(35,533,658)	(40,201,153)	(22,622,865)	(32,800,991)

Net Increase (Decrease) in Net Assets From Share Transactions	(24,131,395)	41,535,599	(54,773,536)	1,757,928

Net Increase (Decrease) in Net Assets	(15,731,494)	16,840,952	(36,089,478)	(40,996,098)
Net Assets—Beginning of Period	29,278,874	12,437,922	111,482,072	152,478,170

Net Assets—End of Period	$13,547,379	$29,278,874	$75,392,594	$111,482,072

Undistributed Net Investment Income (Loss)—End of Period	$473,744	$421,335	$411,731	$185,140

†	Unaudited
46	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Biotechnology		Consumer		Electronics		Energy
Fund		Products Fund		Fund		Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009 †	2009	2009 †	2009	2009 †	2009	2009 †	2009

$(763,985)	$(924,614)	$291,383	$502,724	$99,116	$(13,087)	$184,992	$75,416
8,726,022	(18,284,138)	5,661,717	(7,112,432)	14,243,358	(2,160,296)	2,973,286	(19,198,800)
27,715,946	(5,920,054)	6,937,618	(4,794,392)	4,002,364	5,066,627	16,226,588	(37,976,333)

35,677,983	(25,128,806)	12,890,718	(11,404,100)	18,344,838	2,893,244	19,384,866	(57,099,717)

—	—	—	(200,308)	—	—	—	—
—	—	—	(148,528)	—	—	—	—
—	—	—	(20,551)	—	—	—	—
—	—	—	(22,422)	—	—	—	—

—	—	—	—	—	—	—	(1,879,311)
—	—	—	—	—	—	—	(263,944)
—	—	—	—	—	—	—	(201,226)
—	—	—	—	—	—	—	(431,051)

—	—	—	(391,809)	—	—	—	(2,775,532)

216,184,898	420,821,080	114,035,250	117,693,069	163,412,487	169,715,360	51,915,143	380,750,293
15,587,469	34,956,140	5,814,469	69,017,628	5,170,712	11,139,820	14,826,623	43,726,642
1,765,431	8,349,437	644,416	8,751,437	4,247,428	420,410	2,440,236	8,465,528
25,445,140	38,055,856	4,858,113	10,613,889	38,053,866	21,323,067	33,934,642	60,972,633
—	—	—	182,963	—	—	—	1,830,010
—	—	—	146,106	—	—	—	251,455
—	—	—	17,381	—	—	—	183,699
—	—	—	22,024	—	—	—	402,170

(136,064,250)	(381,124,189)	(118,464,573)	(105,199,522)	(210,759,739)	(76,589,516)	(76,936,729)	(351,012,511)
(16,540,574)	(31,137,191)	(15,009,085)	(60,881,415)	(7,139,196)	(8,034,332)	(14,645,246)	(50,396,227)
(3,606,225)	(5,112,351)	(2,228,616)	(6,052,878)	(268,413)	(387,661)	(5,275,029)	(6,336,791)
(25,750,268)	(36,709,464)	(5,766,637)	(10,425,311)	(35,862,832)	(21,571,612)	(34,744,667)	(64,350,538)

77,021,621	48,099,318	(16,116,663)	23,885,371	(43,145,687)	96,015,536	(28,485,027)	24,486,363

112,699,604	22,970,512	(3,225,945)	12,089,462	(24,800,849)	98,908,780	(9,100,161)	(35,388,886)
80,878,226	57,907,714	31,781,428	19,691,966	110,357,023	11,448,243	73,015,437	108,404,323

$193,577,830	$80,878,226	$28,555,483	$31,781,428	$85,556,174	$110,357,023	$63,915,276	$73,015,437

$(763,985)	$—	$794,109	$502,726	$99,116	$—	$184,992	$—

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	47

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Energy Services		Financial Services
	Fund		Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income (Loss)	$(78,681)	$(870,738)	$102,484	$216,496
Net Realized Gain (Loss) on Investments	3,642,991	(43,618,143)	1,401,360	(9,599,767)
Net Change in Unrealized Appreciation (Depreciation) on Investments	25,845,312	(59,974,108)	8,460,868	204,716

Net Increase (Decrease) in Net Assets from Operations	29,409,622	(104,462,989)	9,964,712	(9,178,555)

Distributions to Shareholders from:
Net Investment Income
Investor Class	—	—	—	(99,414)
Advisor Class	—	—	—	(33,545)
A-Class	—	—	—	(29,695)
C-Class	—	—	—	(95,089)

Total Distributions to Shareholders	—	—	—	(257,743)

Share Transactions
Proceeds from Shares Purchased
Investor Class	180,819,519	417,495,768	49,738,032	116,103,054
Advisor Class	55,428,016	40,512,673	8,557,878	14,250,029
A-Class	7,478,266	17,863,130	1,575,062	4,807,002
C-Class	46,459,014	51,617,723	5,586,892	16,355,808
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	—	93,646
Advisor Class	—	—	—	21,274
A-Class	—	—	—	22,572
C-Class	—	—	—	90,731
Cost of Shares Redeemed
Investor Class	(214,893,658)	(369,014,668)	(45,517,841)	(103,937,350)
Advisor Class	(55,813,222)	(39,154,274)	(9,259,132)	(11,854,063)
A-Class	(7,733,373)	(14,169,959)	(2,960,325)	(2,229,197)
C-Class	(46,519,654)	(59,192,621)	(5,735,608)	(15,040,447)

Net Increase (Decrease) in Net Assets From Share Transactions	(34,775,092)	45,957,772	1,984,958	18,683,059

Net Increase (Decrease) in Net Assets	(5,365,470)	(58,505,217)	11,949,670	9,246,761
Net Assets—Beginning of Period	80,880,018	139,385,235	20,057,357	10,810,596

Net Assets—End of Period	$75,514,548	$80,880,018	$32,007,027	$20,057,357

Undistributed Net Investment Income (Loss)—End of Period	$(78,681)	$—	$318,992	$216,508

†	Unaudited
48	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Health Care		Internet		Leisure		Precious
Fund		Fund		Fund		Metals Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009 †	2009	2009 †	2009	2009 †	2009	2009 †	2009

$14,054	$113,036	$(374,224)	$(114,729)	$(12,828)	$(2,000)	$(486,397)	$(1,038,752)
993,588	(15,425,192)	17,847,276	(1,736,908)	624,568	(1,358,193)	(3,556,156)	(52,516,950)
6,947,791	(3,853,303)	1,713,314	3,364,798	709,884	(1,407,220)	30,533,219	(26,426,270)

7,955,433	(19,165,459)	19,186,366	1,513,161	1,321,624	(2,767,413)	26,490,666	(79,981,972)

—	—	—	(30,224)	—	—	—	—
—	—	—	(8,773)	—	—	—	—
—	—	—	(2,504)	—	—	—	—
—	—	—	(10,248)	—	—	—	—

—	—	—	(51,749)	—	—	—	—

118,596,628	343,556,004	120,712,729	104,551,898	16,378,112	48,876,726	521,802,518	813,581,527
10,881,679	36,471,781	9,762,085	26,255,825	4,243,385	12,812,974	53,151,289	60,721,188
298,411	4,561,492	870,631	538,418	33,328	65,603	10,693,337	14,653,869
33,633,514	32,122,718	13,690,878	21,295,261	6,319,708	995,089	76,891,822	147,203,563
—	—	—	29,953	—	—	—	—
—	—	—	8,525	—	—	—	—
—	—	—	2,360	—	—	—	—
—	—	—	10,078	—	—	—	—

(101,405,184)	(337,450,051)	(182,434,619)	(49,575,100)	(15,653,197)	(46,727,896)	(515,648,913)	(736,182,288)
(15,858,525)	(40,975,677)	(11,157,830)	(23,375,933)	(4,214,749)	(12,840,340)	(51,577,604)	(57,807,400)
(638,800)	(3,583,230)	(336,783)	(479,394)	(21,852)	(189,048)	(12,050,186)	(14,576,162)
(35,011,878)	(30,734,615)	(13,541,859)	(22,134,122)	(6,286,178)	(1,103,351)	(77,964,267)	(144,713,715)

10,495,845	3,968,422	(62,434,768)	57,127,769	798,557	1,889,757	5,297,996	82,880,582

18,451,278	(15,197,037)	(43,248,402)	58,589,182	2,120,181	(877,658)	31,788,662	2,898,610
26,370,523	41,567,560	66,041,261	7,452,080	4,652,976	5,530,632	201,750,714	198,852,104

$44,821,801	$26,370,523	$22,792,859	$66,041,261	$6,773,157	$4,652,976	$233,539,376	$201,750,714

$127,749	$113,695	$(374,224)	$—	$(12,828)	$—	$(1,128,468)	$(642,071)

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	49

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Retailing		Technology
	Fund		Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income (Loss)	$55,330	$(19,230)	$(87,325)	$(78,500)
Net Realized Gain (Loss) on Investments	13,265,886	(3,547,201)	254,321	(6,972,063)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,394,585)	3,594,137	9,844,815	(712,028)

Net Increase (Decrease) in Net Assets from Operations	9,926,631	27,706	10,011,811	(7,762,591)

Distributions to Shareholders from:
Net Investment Income
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—

Total Distributions to Shareholders	—	—	—	—

Share Transactions
Proceeds from Shares Purchased
Investor Class	170,203,758	133,435,704	64,669,616	94,105,444
Advisor Class	7,224,009	12,913,378	16,488,803	19,905,522
A-Class	474,488	264,721	5,400,292	3,078,851
C-Class	21,183,202	1,083,138	9,272,411	14,315,499
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—
Cost of Shares Redeemed
Investor Class	(260,525,260)	(52,524,164)	(49,167,775)	(88,889,045)
Advisor Class	(7,291,017)	(12,400,650)	(8,577,134)	(17,438,828)
A-Class	(443,503)	(293,882)	(3,389,952)	(1,531,871)
C-Class	(21,373,661)	(997,460)	(8,210,443)	(14,250,650)

Net Increase (Decrease) in Net Assets From Share Transactions	(90,547,984)	81,480,785	26,485,818	9,294,922

Net Increase (Decrease) in Net Assets	(80,621,353)	81,508,491	36,497,629	1,532,331
Net Assets—Beginning of Period	86,852,360	5,343,869	16,519,635	14,987,304

Net Assets—End of Period	$6,231,007	$86,852,360	$53,017,264	$16,519,635

Undistributed Net Investment Income (Loss)—End of Period	$55,330	$—	$(87,325)	$—

†	Unaudited
50	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Telecommunications		Transportation		Utilities
Fund		Fund		Fund
Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009 †	2009	2009 †	2009	2009 †	2009

$215,192	$161,710	$(16,698)	$60,899	$420,191	$807,290
2,064,114	(2,020,809)	3,459,628	(18,134,194)	56,097	(10,730,687)
1,742,111	(2,291,419)	913,660	(612,051)	4,645,198	(3,160,355)

4,021,417	(4,150,518)	4,356,590	(18,685,346)	5,121,486	(13,083,752)

—	(58,771)	—	(255)	—	(283,952)
—	(18,021)	—	(57)	—	(43,346)
—	(2,341)	—	(15)	—	(10,848)
—	(50,867)	—	(23)	—	(31,854)

—	(130,000)	—	(350)	—	(370,000)

36,810,205	44,911,804	39,029,403	211,862,955	81,737,012	219,127,277
12,543,979	25,866,449	5,729,592	27,114,203	4,900,503	43,682,915
1,001,685	2,728,675	144,393	2,413,383	2,686,413	2,821,098
26,000,775	19,542,939	30,201,910	37,588,750	50,574,044	61,956,389

—	55,938	—	253	—	281,920
—	16,726	—	54	—	41,935
—	2,341	—	14	—	9,651
—	49,684	—	22	—	28,686

(28,746,066)	(49,811,764)	(55,043,255)	(194,323,845)	(72,886,129)	(212,980,701)
(16,663,920)	(15,657,661)	(5,156,855)	(27,431,534)	(10,294,913)	(37,241,904)
(2,131,435)	(1,597,656)	(147,727)	(1,520,304)	(2,967,441)	(3,377,621)
(25,891,216)	(20,064,316)	(32,315,252)	(35,787,174)	(51,022,784)	(65,162,335)

2,924,007	6,043,159	(17,557,791)	19,916,777	2,726,705	9,187,310

6,945,424	1,762,641	(13,201,201)	1,231,081	7,848,191	(4,266,442)
17,028,757	15,266,116	24,876,143	23,645,062	21,902,132	26,168,574

$23,974,181	$17,028,757	$11,674,942	$24,876,143	$29,750,323	$21,902,132

$344,957	$129,765	$47,880	$64,578	$861,904	$441,713

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	51

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Banking Fund Investor Class
September 30, 2009††† Δ	$32.62	$.06	$13.53	$13.59	$—	$—	$—	$46.21	41.66%	1.38%	**	0.94%	**	322%	$8,148
March 31, 2009†††	75.60	1.30	(42.98)	(41.68)	(1.30)	—	(1.30)	32.62	(55.66)%	1.37%		2.42%		1,055%	23,804
March 31, 2008†††	110.30	2.50	(36.20)	(33.70)	(1.00)	—	(1.00)	75.60	(30.69)%	1.37%		2.59%		1,417%	7,035
March 31, 2007†††	108.60	2.00	.50	2.50	(.80)	—	(.80)	110.30	2.24%	1.32%		1.79%		954%	9,229
March 31, 2006†††	101.70	1.60	6.90	8.50	(1.60)	—	(1.60)	108.60	8.41%	1.34%		1.48%		1,834%	8,713
March 31, 2005†††	102.50	1.30	.50	1.80	(2.60)	—	(2.60)	101.70	1.61%	1.34%		1.26%		1,692%	4,899
Banking Fund Advisor Class
September 30, 2009††† Δ	30.36	.02	12.52	12.54	—	—	—	42.90	41.30%	1.88%	**	0.33%	**	322%	1,139
March 31, 2009†††	70.70	1.20	(40.24)	(39.04)	(1.30)	—	(1.30)	30.36	(55.70)%	1.88%		2.42%		1,055%	2,509
March 31, 2008†††	103.90	2.00	(34.20)	(32.20)	(1.00)	—	(1.00)	70.70	(31.14)%	1.85%		2.32%		1,417%	1,449
March 31, 2007†††	103.00	1.10	.60	1.70	(.80)	—	(.80)	103.90	1.58%	1.88%		1.08%		954%	1,836
March 31, 2006†††	97.20	1.20	6.20	7.40	(1.60)	—	(1.60)	103.00	7.66%	1.84%		1.20%		1,834%	1,537
March 31, 2005†††	98.50	.60	.70	1.30	(2.60)	—	(2.60)	97.20	1.17%	1.86%		0.60%		1,692%	2,955
Banking Fund A-Class
September 30, 2009††† Δ	30.67	.04	12.68	12.72	—	—	—	43.39	41.47%	1.64%	**	0.41%	**	322%	1,083
March 31, 2009†††	71.50	1.30	(40.83)	(39.53)	(1.30)	—	(1.30)	30.67	(55.77)%	1.62%		2.71%		1,055%	851
March 31, 2008†††	104.70	2.00	(34.20)	(32.20)	(1.00)	—	(1.00)	71.50	(30.90)%	1.55%		2.33%		1,417%	547
March 31, 2007†††	103.40	1.70	.40	2.10	(.80)	—	(.80)	104.70	1.96%	1.62%		1.54%		954%	187
March 31, 2006†††	97.20	1.40	6.40	7.80	(1.60)	—	(1.60)	103.40	8.07%	1.62%		1.40%		1,834%	97
March 31, 2005*†††	100.60	.60	(1.40)	(.80)	(2.60)	—	(2.60)	97.20	(0.95)%	1.57%	**	1.03%	**	1,692%	15
Banking Fund C-Class
September 30, 2009††† Δ	29.90	(.03)	12.03	12.00	—	—	—	41.90	40.13%	2.39%	**	(0.36)%	**	322%	3,178
March 31, 2009†††	69.50	.90	(39.20)	(38.30)	(1.30)	—	(1.30)	29.90	(55.64)%	2.40%		1.82%		1,055%	2,114
March 31, 2008†††	102.70	1.60	(33.80)	(32.20)	(1.00)	—	(1.00)	69.50	(31.51)%	2.35%		1.89%		1,417%	3,408
March 31, 2007†††	102.00	.70	.80	1.50	(.80)	—	(.80)	102.70	1.40%	2.37%		0.63%		954%	3,180
March 31, 2006†††	96.60	.60	6.40	7.00	(1.60)	—	(1.60)	102.00	7.29%	2.35%		0.59%		1,834%	673
March 31, 2005†††	98.70	.40	.10	.50	(2.60)	—	(2.60)	96.60	0.35%	2.34%		0.43%		1,692%	867
Basic Materials Fund Investor Class
September 30, 2009 Δ	27.43	.09	11.88	11.97	—	—	—	39.40	43.64%	1.38%	**	0.56%	**	203%	53,013
March 31, 2009	50.49	.20	(22.77)	(22.57)	(.49)	—	(.49)	27.43	(44.54)%	1.37%		0.46%		288%	98,767
March 31, 2008	42.25	.15	8.18	8.33	(.09)	—	(.09)	50.49	19.71%	1.37%		0.31%		225%	120,870
March 31, 2007	35.23	.41	6.91	7.32	(.30)	—	(.30)	42.25	20.86%	1.36%		1.09%		442%	68,862
March 31, 2006	30.66	.32	4.44	4.76	(.19)	—	(.19)	35.23	15.60%	1.35%		1.04%		826%	23,630
March 31, 2005	25.46	.14	5.06	5.20	—	—	—	30.66	20.42%	1.33%		0.51%		891%	34,039
Basic Materials Fund Advisor Class
September 30, 2009 Δ	26.06	.03	11.25	11.28	—	—	—	37.34	43.28%	1.88%	**	0.20%	**	203%	8,550
March 31, 2009	48.27	.05	(21.77)	(21.72)	(.49)	—	(.49)	26.06	(44.83)%	1.88%		0.13%		288%	4,705
March 31, 2008	40.61	(.11)	7.86	7.75	(.09)	—	(.09)	48.27	19.08%	1.87%		(0.25)%		225%	11,899
March 31, 2007	34.03	.26	6.62	6.88	(.30)	—	(.30)	40.61	20.30%	1.87%		0.72%		442%	15,974
March 31, 2006	29.78	.16	4.28	4.44	(.19)	—	(.19)	34.03	14.98%	1.85%		0.55%		826%	7,619
March 31, 2005	24.85	.01	4.92	4.93	—	—	—	29.78	19.84%	1.82%		0.03%		891%	12,987
Basic Materials Fund A-Class
September 30, 2009 Δ	26.41	.11	11.37	11.48	—	—	—	37.89	43.47%	1.64%	**	0.67%	**	203%	6,075
March 31, 2009	48.80	.12	(22.02)	(21.90)	(.49)	—	(.49)	26.41	(44.71)%	1.63%		0.30%		288%	3,986
March 31, 2008	40.92	.03	7.94	7.97	(.09)	—	(.09)	48.80	19.47%	1.62%		0.07%		225%	6,985
March 31, 2007	34.19	.33	6.70	7.03	(.30)	—	(.30)	40.92	20.65%	1.62%		0.92%		442%	2,076
March 31, 2006	29.84	.29	4.25	4.54	(.19)	—	(.19)	34.19	15.29%	1.63%		0.97%		826%	659
March 31, 2005*	25.80	.07	3.97	4.04	—	—	—	29.84	15.66%	1.55%	**	0.44%	**	891%	210
52	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Basic Materials Fund C-Class
September 30, 2009 Δ	$25.24	$(.02)	$10.86	$10.84	$—	$—	$—	$36.08	42.95%	2.38%	**	(0.14)%	**	203%	$7,755
March 31, 2009	47.02	(.18)	(21.11)	(21.29)	(.49)	—	(.49)	25.24	(45.11)%	2.38%		(0.46)%		288%	4,024
March 31, 2008	39.76	(.28)	7.63	7.35	(.09)	—	(.09)	47.02	18.48%	2.37%		(0.63)%		225%	12,725
March 31, 2007	33.48	.04	6.54	6.58	(.30)	—	(.30)	39.76	19.74%	2.37%		0.11%		442%	7,017
March 31, 2006	29.44	.03	4.20	4.23	(.19)	—	(.19)	33.48	14.44%	2.36%		0.11%		826%	6,041
March 31, 2005	24.68	(.12)	4.88	4.76	—	—	—	29.44	19.29%	2.32%		(0.43)%		891%	7,421
Biotechnology Fund Investor Class
September 30, 2009 Δ	19.37	(.13)	5.88	5.75	—	—	—	25.12	29.69%	1.40%	**	(1.15)%	**	107%	178,105
March 31, 2009	21.51	(.19)	(1.95)	(2.14)	—	—	—	19.37	(9.95)%	1.38%		(0.86)%		370%	65,829
March 31, 2008	21.21	(.22)	.52	.30	—	—	—	21.51	1.41%	1.39%		(0.94)%		193%	47,696
March 31, 2007	23.45	(.27)	(1.97)	(2.24)	—	—	—	21.21	(9.55)%	1.37%		(1.23)%		269%	61,366
March 31, 2006	17.59	(.26)	6.12	5.86	—	—	—	23.45	33.31%	1.34%		(1.25)%		338%	104,126
March 31, 2005	20.56	(.24)	(2.73)	(2.97)	—	—	—	17.59	(14.45)%	1.33%		(1.25)%		585%	74,890
Biotechnology Fund Advisor Class
September 30, 2009 Δ	18.27	(.18)	5.53	5.35	—	—	—	23.62	29.28%	1.90%	**	(1.75)%	**	107%	7,519
March 31, 2009	20.39	(.29)	(1.83)	(2.12)	—	—	—	18.27	(10.40)%	1.88%		(1.40)%		370%	6,675
March 31, 2008	20.20	(.31)	.50	.19	—	—	—	20.39	0.94%	1.89%		(1.42)%		193%	4,220
March 31, 2007	22.44	(.37)	(1.87)	(2.24)	—	—	—	20.20	(9.98)%	1.87%		(1.75)%		269%	5,295
March 31, 2006	16.91	(.36)	5.89	5.53	—	—	—	22.44	32.70%	1.86%		(1.76)%		338%	26,240
March 31, 2005	19.86	(.32)	(2.63)	(2.95)	—	—	—	16.91	(14.85)%	1.83%		(1.75)%		585%	10,231
Biotechnology Fund A-Class
September 30, 2009 Δ	18.45	(.16)	5.60	5.44	—	—	—	23.89	29.48%	1.66%	**	(1.50)%	**	107%	3,239
March 31, 2009	20.54	(.24)	(1.85)	(2.09)	—	—	—	18.45	(10.18)%	1.64%		(1.17)%		370%	4,346
March 31, 2008	20.30	(.27)	.51	.24	—	—	—	20.54	1.18%	1.62%		(1.26)%		193%	2,321
March 31, 2007	22.50	(.31)	(1.89)	(2.20)	—	—	—	20.30	(9.78)%	1.62%		(1.50)%		269%	849
March 31, 2006	16.93	(.33)	5.90	5.57	—	—	—	22.50	32.90%	1.63%		(1.52)%		338%	5,087
March 31, 2005*	17.89	(.16)	(.80)	(.96)	—	—	—	16.93	(5.37)%	1.53%	**	(1.47)%	**	585%	74
Biotechnology Fund C-Class
September 30, 2009 Δ	17.87	(.22)	5.39	5.17	—	—	—	23.04	28.93%	2.41%	**	(2.22)%	**	107%	4,714
March 31, 2009	20.03	(.38)	(1.78)	(2.16)	—	—	—	17.87	(10.78)%	2.39%		(1.89)%		370%	4,028
March 31, 2008	19.95	(.42)	.50	.08	—	—	—	20.03	0.40%	2.38%		(1.99)%		193%	3,671
March 31, 2007	22.27	(.46)	(1.86)	(2.32)	—	—	—	19.95	(10.42)%	2.36%		(2.23)%		269%	2,678
March 31, 2006	16.87	(.47)	5.87	5.40	—	—	—	22.27	32.01%	2.36%		(2.27)%		338%	7,786
March 31, 2005	19.92	(.42)	(2.63)	(3.05)	—	—	—	16.87	(15.31)%	2.33%		(2.23)%		585%	2,625
Consumer Products Fund Investor Class
September 30, 2009 Δ	26.39	.19	6.79	6.98	—	—	—	33.37	26.45%	1.39%	**	1.22%	**	242%	19,976
March 31, 2009	36.40	.55	(10.35)	(9.80)	(.21)	—	(.21)	26.39	(26.96)%	1.38%		1.81%		445%	14,703
March 31, 2008	36.11	.52	.13	.65	(.36)	—	(.36)	36.40	1.72%	1.37%		1.37%		449%	8,722
March 31, 2007	31.03	.43	4.71	5.14	(.06)	—	(.06)	36.11	16.58%	1.37%		1.29%		455%	21,814
March 31, 2006	30.50	.30	.65	.95	(.42)	—	(.42)	31.03	3.13%	1.32%		0.98%		813%	11,815
March 31, 2005	28.68	.18	1.65	1.83	(.01)	—	(.01)	30.50	6.40%	1.33%		0.60%		907%	15,470
Consumer Products Fund Advisor Class
September 30, 2009 Δ	25.09	.18	6.37	6.55	—	—	—	31.64	26.11%	1.88%	**	1.23%	**	242%	4,029
March 31, 2009	34.78	.34	(9.82)	(9.48)	(.21)	—	(.21)	25.09	(27.29)%	1.87%		1.18%		445%	11,113
March 31, 2008	34.68	.15	.31	.46	(.36)	—	(.36)	34.78	1.25%	1.87%		0.42%		449%	5,384
March 31, 2007	29.96	.20	4.58	4.78	(.06)	—	(.06)	34.68	15.97%	1.86%		0.64%		455%	5,754
March 31, 2006	29.66	.03	.69	.72	(.42)	—	(.42)	29.96	2.44%	1.82%		0.08%		813%	6,487
March 31, 2005	27.99	.05	1.63	1.68	(.01)	—	(.01)	29.66	6.02%	1.82%		0.19%		907%	26,851
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	53

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Consumer Products Fund A-Class
September 30, 2009 Δ	$25.37	$.23	$6.43	$6.66	$—	$—	$—	$32.03	26.25%	1.63%	**	1.66%	**	242%	$1,750
March 31, 2009	35.09	.42	(9.93)	(9.51)	(.21)	—	(.21)	25.37	(27.14)%	1.63%		1.41%		445%	2,898
March 31, 2008	34.90	.50	.05	.55	(.36)	—	(.36)	35.09	1.50%	1.63%		1.38%		449%	1,682
March 31, 2007	30.07	.42	4.47	4.89	(.06)	—	(.06)	34.90	16.27%	1.61%		1.30%		455%	3,935
March 31, 2006	29.69	.18	.62	.80	(.42)	—	(.42)	30.07	2.71%	1.60%		0.62%		813%	1,475
March 31, 2005*	27.42	.06	2.22	2.28	(.01)	—	(.01)	29.69	8.33%	1.56%	**	0.42%	**	907%	463
Consumer Products Fund C-Class
September 30, 2009 Δ	24.36	.16	6.13	6.29	—	—	—	30.65	25.82%	2.38%	**	1.15%	**	242%	2,801
March 31, 2009	33.95	.19	(9.57)	(9.38)	(.21)	—	(.21)	24.36	(27.67)%	2.38%		0.65%		445%	3,067
March 31, 2008	34.04	.17	.10	.27	(.36)	—	(.36)	33.95	0.71%	2.37%		0.49%		449%	3,903
March 31, 2007	29.55	.20	4.35	4.55	(.06)	—	(.06)	34.04	15.41%	2.36%		0.62%		455%	5,472
March 31, 2006	29.53	(.03)	.47	.44	(.42)	—	(.42)	29.55	1.50%	2.33%		(0.11)%		813%	1,340
March 31, 2005	27.92	(.13)	1.75	1.62	(.01)	—	(.01)	29.53	5.82%	2.31%		(0.44)%		907%	8,048
Electronics Fund Investor Class
September 30, 2009††† Δ	32.76	.04	14.98	15.02	—	—	—	47.78	45.85%	1.38%	**	0.33%	**	232%	76,215
March 31, 2009†††	50.30	(— )§	(17.54)	(17.54)	—	—	—	32.76	(34.89)%	1.34%		(0.03)%		408%	106,703
March 31, 2008†††	62.30	(.25)	(11.75)	(12.00)	—	—	—	50.30	(19.26)%	1.36%		(0.37)%		784%	9,835
March 31, 2007†††	67.60	(.50)	(4.80)	(5.30)	—	—	—	62.30	(7.84)%	1.37%		(0.76)%		759%	15,376
March 31, 2006†††	51.55	(.55)	16.60	16.05	—	—	—	67.60	31.13%	1.34%		(0.91)%		911%	34,194
March 31, 2005†††	67.15	(.40)	(15.20)	(15.60)	—	—	—	51.55	(23.23)%	1.33%		(0.76)%		1,106%	27,150
Electronics Fund Advisor Class
September 30, 2009††† Δ	31.01	(.02)	14.11	14.09	—	—	—	45.10	45.44%	1.88%	**	(0.14)%	**	232%	1,758
March 31, 2009†††	47.80	(.10)	(16.69)	(16.79)	—	—	—	31.01	(35.15)%	1.86%		(0.29)%		408%	3,152
March 31, 2008†††	59.40	(.60)	(11.00)	(11.60)	—	—	—	47.80	(19.53)%	1.88%		(0.98)%		784%	566
March 31, 2007†††	64.90	(.75)	(4.75)	(5.50)	—	—	—	59.40	(8.47)%	1.87%		(1.20)%		759%	1,511
March 31, 2006†††	49.75	(.80)	15.95	15.15	—	—	—	64.90	30.45%	1.84%		(1.39)%		911%	14,089
March 31, 2005†††	65.10	(.70)	(14.65)	(15.35)	—	—	—	49.75	(23.58)%	1.83%		(1.32)%		1,106%	12,613
Electronics Fund A-Class
September 30, 2009††† Δ	31.31	(.02)	14.31	14.29	—	—	—	45.60	45.64%	1.65%	**	(0.13)%	**	232%	4,358
March 31, 2009†††	48.25	(.10)	(16.84)	(16.94)	—	—	—	31.31	(35.13)%	1.60%		(0.26)%		408%	42
March 31, 2008†††	59.95	(.55)	(11.15)	(11.70)	—	—	—	48.25	(19.52)%	1.62%		(0.90)%		784%	85
March 31, 2007†††	65.15	(.55)	(4.65)	(5.20)	—	—	—	59.95	(7.98)%	1.63%		(0.94)%		759%	130
March 31, 2006†††	49.80	(.70)	16.05	15.35	—	—	—	65.15	30.82%	1.64%		(1.18)%		911%	1,253
March 31, 2005*†††	46.10	(.35)	4.05	3.70	—	—	—	49.80	8.03%	1.59%	**	(1.21)%	**	1,106%	1
Electronics Fund C-Class
September 30, 2009††† Δ	30.28	(.06)	13.75	13.69	—	—	—	43.97	45.21%	2.39%	**	(0.41)%	**	232%	3,226
March 31, 2009†††	46.90	(.30)	(16.32)	(16.62)	—	—	—	30.28	(35.39)%	2.42%		(0.74)%		408%	460
March 31, 2008†††	58.65	(.75)	(11.00)	(11.75)	—	—	—	46.90	(20.03)%	2.38%		(1.26)%		784%	962
March 31, 2007†††	64.30	(1.00)	(4.65)	(5.65)	—	—	—	58.65	(8.79)%	2.36%		(1.72)%		759%	2,876
March 31, 2006†††	49.50	(1.05)	15.85	14.80	—	—	—	64.30	29.90%	2.36%		(1.91)%		911%	5,015
March 31, 2005†††	65.00	(1.00)	(14.50)	(15.50)	—	—	—	49.50	(23.85)%	2.33%		(1.86)%		1,106%	2,119
Energy Fund Investor Class
September 30, 2009 Δ	14.01	.08	5.57	5.65	—	—	—	19.66	40.33%	1.38%	**	0.90%	**	86%	40,743
March 31, 2009	27.29	.06	(12.61)	(12.55)	—	(.73)	(.73)	14.01	(46.01)%	1.37%		0.28%		310%	53,627
March 31, 2008	23.19	(.03)	4.86	4.83	—	(.73)	(.73)	27.29	20.91%	1.37%		(0.10)%		188%	63,325
March 31, 2007	21.68	(— )§	1.92	1.92	—	(.41)	(.41)	23.19	8.87%	1.36%		(0.01)%		283%	75,204
March 31, 2006	17.12	.02	5.02	5.04	(.03)	(.45)	(.48)	21.68	29.60%	1.34%		0.08%		415%	90,331
March 31, 2005	11.94	.05	5.14	5.19	(.01)	—	(.01)	17.12	43.43%	1.33%		0.40%		546%	111,762
54	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET						Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	(000’s omitted)

Energy Fund Advisor Class
September 30, 2009 Δ	$13.28	$.03	$5.28	$5.31	$—	$—	$—	$18.59	39.98%	1.88%	**	1.88%	**	0.35%	**	86%	$6,732
March 31, 2009	26.07	(.04)	(12.02)	(12.06)	—	(.73)	(.73)	13.28	(46.29)%	1.88%		1.88%		(0.16)%		310%	4,679
March 31, 2008	22.29	(.15)	4.66	4.51	—	(.73)	(.73)	26.07	20.31%	1.86%		1.86%		(0.58)%		188%	17,713
March 31, 2007	20.96	(.12)	1.86	1.74	—	(.41)	(.41)	22.29	8.31%	1.86%		1.86%		(0.54)%		283%	14,613
March 31, 2006	16.65	(.07)	4.86	4.79	(.03)	(.45)	(.48)	20.96	28.93%	1.85%		1.84%		(0.38)%		415%	18,162
March 31, 2005	11.68	(.02)	5.00	4.98	(.01)	—	(.01)	16.65	42.60%	1.82%		1.82%		(0.11)%		546%	25,000
Energy Fund A-Class
September 30 2009 Δ	13.44	.06	5.34	5.40	—	—	—	18.84	40.18%	1.63%	**	1.63%	**	0.73%	**	86%	3,455
March 31, 2009	26.30	.02	(12.15)	(12.13)	—	(.73)	(.73)	13.44	(46.15)%	1.63%		1.63%		0.10%		310%	4,845
March 31, 2008	22.44	(.08)	4.67	4.59	—	(.73)	(.73)	26.30	20.54%	1.61%		1.61%		(0.31)%		188%	6,378
March 31, 2007	21.04	(.06)	1.87	1.81	—	(.41)	(.41)	22.44	8.62%	1.61%		1.61%		(0.29)%		283%	3,307
March 31, 2006	16.68	(.05)	4.89	4.84	(.03)	(.45)	(.48)	21.04	29.18%	1.61%		1.60%		(0.25)%		415%	3,210
March 31, 2005*	12.79	.02	3.88	3.90	(.01)	—	(.01)	16.68	30.46%	1.45%	**	1.45%	**	0.19%	**	546%	744
Energy Fund C-Class
September 30, 2009 Δ	12.84	(— )§	5.09	5.09	—	—	—	17.93	39.64%	2.38%	**	2.38%	**	(0.05)%	**	86%	12,984
March 31, 2009	25.37	(.14)	(11.66)	(11.80)	—	(.73)	(.73)	12.84	(46.55)%	2.38%		2.38%		(0.65)%		310%	9,865
March 31, 2008	21.81	(.27)	4.56	4.29	—	(.73)	(.73)	25.37	19.74%	2.36%		2.36%		(1.07)%		188%	20,989
March 31, 2007	20.62	(.21)	1.81	1.60	—	(.41)	(.41)	21.81	7.77%	2.36%		2.36%		(1.00)%		283%	18,624
March 31, 2006	16.47	(.16)	4.79	4.63	(.03)	(.45)	(.48)	20.62	28.27%	2.35%		2.35%		(0.88)%		415%	23,734
March 31, 2005	11.60	(.08)	4.96	4.88	(.01)	—	(.01)	16.47	42.03%	2.33%		2.33%		(0.61)%		546%	17,993
Energy Services Fund Investor Class
September 30, 2009 Δ	25.07	.01	15.49	15.50	—	—	—	40.57	61.83%	1.38%	**	1.38%	**	0.08%	**	237%	46,109
March 31, 2009	58.04	(.24)	(32.73)	(32.97)	—	—	—	25.07	(56.81)%	1.37%		1.37%		(0.48)%		207%	59,706
March 31, 2008	47.47	(.43)	11.00	10.57	—	—	—	58.04	22.27%	1.37%		1.37%		(0.77)%		193%	82,691
March 31, 2007	45.05	(.36)	2.78	2.42	—	—	—	47.47	5.37%	1.36%		1.36%		(0.80)%		196%	91,095
March 31, 2006	30.12	(.30)	15.23	14.93	—	—	—	45.05	49.57%	1.35%		1.35%		(0.81)%		324%	147,439
March 31, 2005	21.74	(.22)	8.60	8.38	—	—	—	30.12	38.55%	1.31%		1.31%		(0.85)%		501%	99,603
Energy Services Fund Advisor Class
September 30, 2009 Δ	23.83	(.10)	14.73	14.63	—	—	—	38.46	61.39%	1.88%	**	1.88%	**	(0.64)%	**	237%	8,910
March 31, 2009	55.45	(.43)	(31.19)	(31.62)	—	—	—	23.83	(57.02)%	1.88%		1.88%		(0.92)%		207%	7,058
March 31, 2008	45.58	(.69)	10.56	9.87	—	—	—	55.45	21.65%	1.87%		1.87%		(1.28)%		193%	15,929
March 31, 2007	43.46	(.58)	2.70	2.12	—	—	—	45.58	4.88%	1.86%		1.86%		(1.35)%		196%	18,237
March 31, 2006	29.21	(.47)	14.72	14.25	—	—	—	43.46	48.78%	1.85%		1.85%		(1.33)%		324%	44,033
March 31, 2005	21.18	(.33)	8.36	8.03	—	—	—	29.21	37.91%	1.82%		1.82%		(1.37)%		501%	24,647
Energy Services Fund A-Class
September 30, 2009 Δ	24.13	(.06)	14.92	14.86	—	—	—	38.99	61.58%	1.63%	**	1.63%	**	(0.35)%	**	237%	7,125
March 31, 2009	55.99	(.31)	(31.55)	(31.86)	—	—	—	24.13	(56.90)%	1.63%		1.63%		(0.68)%		207%	4,920
March 31, 2008	45.90	(.55)	10.64	10.09	—	—	—	55.99	21.98%	1.62%		1.62%		(1.01)%		193%	11,450
March 31, 2007	43.67	(.41)	2.64	2.23	—	—	—	45.90	5.11%	1.61%		1.61%		(0.97)%		196%	6,151
March 31, 2006	29.25	(.39)	14.81	14.42	—	—	—	43.67	49.30%	1.63%		1.63%		(1.00)%		324%	6,569
March 31, 2005*	23.18	(.18)	6.25	6.07	—	—	—	29.25	26.19%	1.53%	**	1.53%	**	(1.13)%	**	501%	313
Energy Services Fund C-Class
September 30, 2009 Δ	23.19	(.19)	14.33	14.14	—	—	—	37.33	60.97%	2.39%	**	2.39%	**	(1.17)%	**	237%	13,372
March 31, 2009	54.22	(.64)	(30.39)	(31.03)	—	—	—	23.19	(57.23)%	2.38%		2.38%		(1.41)%		207%	9,196
March 31, 2008	44.79	(.93)	10.36	9.43	—	—	—	54.22	21.05%	2.37%		2.37%		(1.76)%		193%	29,316
March 31, 2007	42.92	(.74)	2.61	1.87	—	—	—	44.79	4.36%	2.36%		2.36%		(1.77)%		196%	24,500
March 31, 2006	28.98	(.65)	14.59	13.94	—	—	—	42.92	48.10%	2.36%		2.36%		(1.82)%		324%	27,542
March 31, 2005	21.12	(.45)	8.31	7.86	—	—	—	28.98	37.22%	2.31%		2.31%		(1.84)%		501%	11,529
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	55

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET						Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	(000’s omitted)

Financial Services Fund Investor Class
September 30, 2009††† Δ	$44.37	$.16	$24.89	$25.05	$—	$—	$—	$69.42	56.46%	1.39%	**	1.39%	**	0.92%	**	183%	$24,411
March 31, 2009†††	101.80	1.60	(57.13)	(55.53)	(1.90)	—	(1.90)	44.37	(54.76)%	1.37%		1.37%		2.16%		755%	13,257
March 31, 2008†††	142.50	1.70	(40.20)	(38.50)	(2.20)	—	(2.20)	101.80	(27.26)%	1.38%		1.38%		1.25%		913%	4,640
March 31, 2007†††	132.60	1.40	9.14	10.54	(.64)	—	(.64)	142.50	7.94%	1.34%		1.34%		1.03%		534%	22,658
March 31, 2006†††	114.00	1.70	18.10	19.80	(1.20)	—	(1.20)	132.60	17.42%	1.36%		1.34%		1.32%		821%	12,226
March 31, 2005†††	110.90	1.00	2.90	3.90	(.80)	—	(.80)	114.00	3.46%	1.33%		1.33%		0.91%		1,005%	7,741
Financial Services Fund Advisor Class
September 30, 2009††† Δ	42.28	.07	23.63	23.70	—	—	—	65.98	56.05%	1.88%	**	1.88%	**	0.53%	**	183%	3,322
March 31, 2009†††	97.80	1.30	(54.92)	(53.62)	(1.90)	—	(1.90)	42.28	(55.06)%	1.88%		1.88%		1.83%		755%	2,710
March 31, 2008†††	137.60	.90	(38.50)	(37.60)	(2.20)	—	(2.20)	97.80	(27.58)%	1.89%		1.89%		0.70%		913%	1,957
March 31, 2007†††	128.80	.70	8.74	9.44	(.64)	—	(.64)	137.60	7.32%	1.84%		1.84%		0.54%		534%	16,786
March 31, 2006†††	111.30	1.00	17.70	18.70	(1.20)	—	(1.20)	128.80	16.85%	1.85%		1.83%		0.82%		821%	6,801
March 31, 2005†††	108.90	.50	2.70	3.20	(.80)	—	(.80)	111.30	2.88%	1.83%		1.83%		0.43%		1,005%	27,181
Financial Services Fund A-Class
September 30, 2009††† Δ	42.80	.10	24.00	24.10	—	—	—	66.90	56.31%	1.63%	**	1.63%	**	0.81%	**	183%	2,172
March 31, 2009†††	98.60	1.30	(55.20)	(53.90)	(1.90)	—	(1.90)	42.80	(54.92)%	1.62%		1.62%		1.97%		755%	2,683
March 31, 2008†††	138.20	1.60	(39.00)	(37.40)	(2.20)	—	(2.20)	98.60	(27.32)%	1.59%		1.59%		1.42%		913%	1,367
March 31, 2007†††	129.10	1.00	8.74	9.74	(.64)	—	(.64)	138.20	7.54%	1.61%		1.61%		0.74%		534%	1,107
March 31, 2006†††	111.30	1.40	17.60	19.00	(1.20)	—	(1.20)	129.10	17.12%	1.65%		1.64%		1.18%		821%	4,295
March 31, 2005*†††	107.50	.50	4.10	4.60	(.80)	—	(.80)	111.30	4.22%	1.55%	**	1.55%	**	0.70%	**	1,005%	5
Financial Services Fund C-Class
September 30, 2009††† Δ	41.01	(.02)	22.86	22.84	—	—	—	63.85	55.69%	2.39%	**	2.39%	**	(0.12)%	**	183%	2,101
March 31, 2009†††	95.10	.80	(52.99)	(52.19)	(1.90)	—	(1.90)	41.01	(55.16)%	2.38%		2.38%		1.13%		755%	1,407
March 31, 2008†††	134.60	.50	(37.80)	(37.30)	(2.20)	—	(2.20)	95.10	(27.98)%	2.37%		2.37%		0.45%		913%	2,847
March 31, 2007†††	126.70	.10	8.44	8.54	(.64)	—	(.64)	134.60	6.73%	2.34%		2.34%		0.06%		534%	5,382
March 31, 2006†††	110.10	.10	17.70	17.80	(1.20)	—	(1.20)	126.70	16.21%	2.36%		2.34%		0.11%		821%	2,081
March 31, 2005†††	108.40	(.10)	2.60	2.50	(.80)	—	(.80)	110.10	2.24%	2.33%		2.33%		(0.10)%		1,005%	1,689
Health Care Fund Investor Class
September 30, 2009 Δ	11.20	.01	2.55	2.56	—	—	—	13.76	22.86%	1.39%	**	1.39%	**	0.22%	**	282%	37,181
March 31, 2009	14.28	.07	(3.15)	(3.08)	—	—	—	11.20	(21.57)%	1.36%		1.36%		0.48%		745%	13,920
March 31, 2008	15.28	(.02)	(.98)	(1.00)	—	—	—	14.28	(6.54)%	1.37%		1.37%		(0.13)%		444%	22,062
March 31, 2007	14.54	.03	.71	.74	—	—	—	15.28	5.09%	1.35%		1.35%		0.23%		545%	33,878
March 31, 2006	12.71	(.05)	1.88	1.83	—	—	—	14.54	14.40%	1.33%		1.33%		(0.35)%		568%	46,432
March 31, 2005	12.50	(.05)	.26	.21	—	—	—	12.71	1.68%	1.34%		1.34%		(0.42)%		610%	35,500
56	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Health Care Fund Advisor Class
September 30, 2009 Δ	$10.58	$— §	$2.39	$2.39	$—	$—	$—	$12.97	22.59%	1.89%	**	0.03%	**	282%	$2,191
March 31, 2009	13.57	.01	(3.00)	(2.99)	—	—	—	10.58	(22.03)%	1.93%		0.04%		745%	6,353
March 31, 2008	14.59	(.09)	(.93)	(1.02)	—	—	—	13.57	(6.99)%	1.86%		(0.60)%		444%	13,099
March 31, 2007	13.94	(.05)	.70	.65	—	—	—	14.59	4.66%	1.85%		(0.37)%		545%	17,327
March 31, 2006	12.25	(.12)	1.81	1.69	—	—	—	13.94	13.80%	1.84%		(0.89)%		568%	14,577
March 31, 2005*	12.11	(.10)	.24	.14	—	—	—	12.25	1.16%	1.84%		(0.83)%		610%	16,511
Health Care Fund A-Class
September 30, 2009 Δ	10.69	.01	2.43	2.44	—	—	—	13.13	22.83%	1.64%	**	0.15%	**	282%	800
March 31, 2009	13.68	.02	(3.01)	(2.99)	—	—	—	10.69	(21.86)%	1.63%		0.15%		745%	997
March 31, 2008	14.67	(.06)	(.93)	(.99)	—	—	—	13.68	(6.75)%	1.61%		(0.36)%		444%	730
March 31, 2007	13.98	(.02)	.71	.69	—	—	—	14.67	4.94%	1.60%		(0.13)%		545%	818
March 31, 2006	12.25	(.08)	1.81	1.73	—	—	—	13.98	14.12%	1.62%		(0.60)%		568%	2,239
March 31, 2005*	11.65	(.05)	.65	.60	—	—	—	12.25	5.15%	1.56%	**	(0.65)%	**	610%	1
Health Care Fund C-Class
September 30, 2009 Δ	10.30	(.04)	2.34	2.30	—	—	—	12.60	22.33%	2.39%	**	(0.64)%	**	282%	4,650
March 31, 2009	13.28	(.08)	(2.90)	(2.98)	—	—	—	10.30	(22.44)%	2.38%		(0.65)%		745%	5,101
March 31, 2008	14.35	(.16)	(.91)	(1.07)	—	—	—	13.28	(7.46)%	2.37%		(1.12)%		444%	5,677
March 31, 2007	13.79	(.10)	.66	.56	—	—	—	14.35	4.06%	2.34%		(0.73)%		545%	8,720
March 31, 2006	12.19	(.18)	1.78	1.60	—	—	—	13.79	13.13%	2.34%		(1.39)%		568%	7,114
March 31, 2005	12.11	(.16)	.24	.08	—	—	—	12.19	0.66%	2.33%		(1.36)%		610%	4,017
Internet Fund Investor Class
September 30, 2009 Δ	26.58	(.18)	11.22	11.04	—	—	—	37.62	41.54%	1.37%	**	(1.12)%	**	198%	17,602
March 31, 2009	38.55	(.29)	(11.23)	(11.52)	(.45)	—	(.45)	26.58	(29.63)%	1.35%		(1.01)%		550%	61,745
March 31, 2008	41.11	.46à	(2.87)	(2.41)	(.15)	—	(.15)	38.55	(5.92)%	1.38%		1.00%	àà	870%	4,365
March 31, 2007	40.22	(.44)	1.33	.89	—	—	—	41.11	2.21%	1.37%		(1.09)%		864%	5,496
March 31, 2006	32.29	(.40)	8.33	7.93	—	—	—	40.22	24.56%	1.34%		(1.10)%		1,371%	16,288
March 31, 2005*	35.66	(.43)	(2.94)	(3.37)	—	—	—	32.29	(9.45)%	1.34%		(1.23)%		1,947%	5,210
Internet Fund Advisor Class
September 30, 2009 Δ	25.32	(.26)	10.70	10.44	—	—	—	35.76	41.23%	1.88%	**	(1.66)%	**	198%	3,242
March 31, 2009	36.95	(.41)	(10.77)	(11.18)	(.45)	—	(.45)	25.32	(29.99)%	1.87%		(1.43)%		550%	3,604
March 31, 2008	39.61	(.09)◊	(2.42)	(2.51)	(.15)	—	(.15)	36.95	(6.40)%	1.88%		(0.21)%	◊	870%	1,364
March 31, 2007	38.94	(.63)	1.30	.67	—	—	—	39.61	1.72%	1.87%		(1.60)%		864%	863
March 31, 2006	31.41	(.55)	8.08	7.53	—	—	—	38.94	23.97%	1.85%		(1.58)%		1,371%	3,696
March 31, 2005	34.85	(.60)	(2.84)	(3.44)	—	—	—	31.41	(9.87)%	1.83%		(1.72)%		1,947%	829
Internet Fund A-Class
September 30, 2009 Δ	25.62	(.22)	10.81	10.59	—	—	—	36.21	41.33%	1.64%	**	(1.33)%	**	198%	795
March 31, 2009	37.29	(.33)	(10.89)	(11.22)	(.45)	—	(.45)	25.62	(29.82)%	1.62%		(1.07)%		550%	91
March 31, 2008	39.87	(.19)à	(2.24)	(2.43)	(.15)	—	(.15)	37.29	(6.16)%	1.63%		(0.44)%	àà	870%	116
March 31, 2007	39.07	(.52)	1.32	.80	—	—	—	39.87	2.05%	1.61%		(1.37)%		864%	139
March 31, 2006	31.45	(.50)	8.12	7.62	—	—	—	39.07	24.23%	1.63%		(1.36)%		1,371%	470
March 31, 2005*	30.65	(.31)	1.11	.80	—	—	—	31.45	2.61%	1.55%	**	(1.46)%	**	1,947%	4
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	57

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
				Net Realized	Net Increase
	NET ASSET			and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net		Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment		(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†		Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Internet Fund C-Class
September 30, 2009 Δ	$24.56	$(.31)		$10.35	$10.04	$—	$—	$—	$34.60	40.88%	2.38%	**	(2.06)%	**	198%	$1,154
March 31, 2009	36.01	(.59)		(10.41)	(11.00)	(.45)	—	(.45)	24.56	(30.28)%	2.38%		(1.95)%		550%	602
March 31, 2008	38.79	(.38	)à	(2.25)	(2.63)	(.15)	—	(.15)	36.01	(6.84)%	2.37%		(0.89)%	àà	870%	1,608
March 31, 2007	38.30	(.78)		1.27	.49	—	—	—	38.79	1.28%	2.36%		(2.10)%		864%	1,017
March 31, 2006	31.06	(.73)		7.97	7.24	—	—	—	38.30	23.31%	2.35%		(2.09)%		1,371%	2,273
March 31, 2005	34.64	(.73)		(2.85)	(3.58)	—	—	—	31.06	(10.33)%	2.33%		(2.19)%		1,947%	1,596
Leisure Fund Investor Class
September 30, 2009 Δ	15.40	(.04)		7.78	7.74	—	—	—	23.14	50.26%	1.38%	**	(0.40)%	**	517%	5,844
March 31, 2009	31.72	.01		(16.33)	(16.32)	—	—	—	15.40	(51.45)%	1.37%		0.05%		1,529%	4,132
March 31, 2008	35.87	.09		(4.24)	(4.15)	—	—	—	31.72	(11.57)%	1.39%		0.24%		646%	3,283
March 31, 2007	32.56	(—	)§	3.31	3.31	—	—	—	35.87	10.17%	1.37%		(0.01)%		675%	9,130
March 31, 2006	30.50	(.07)		2.13	2.06	—	—	—	32.56	6.75%	1.34%		(0.25)%		734%	16,418
March 31, 2005	27.66	(.17)		3.01	2.84	—	—	—	30.50	10.27%	1.31%		(0.57)%		1,046%	15,080
Leisure Fund Advisor Class
September 30, 2009 Δ	14.53	(.09)		7.35	7.26	—	—	—	21.79	49.97%	1.88%	**	(0.97)%	**	517%	687
March 31, 2009	30.06	(.03)		(15.50)	(15.53)	—	—	—	14.53	(51.66)%	1.88%		(0.11)%		1,529%	373
March 31, 2008	34.14	(.07)		(4.01)	(4.08)	—	—	—	30.06	(11.95)%	1.89%		(0.22)%		646%	1,611
March 31, 2007	31.15	(.10)		3.09	2.99	—	—	—	34.14	9.60%	1.87%		(0.32)%		675%	4,903
March 31, 2006	29.34	(.32)		2.13	1.81	—	—	—	31.15	6.17%	1.80%		(1.10)%		734%	5,372
March 31, 2005	26.74	(.30)		2.90	2.60	—	—	—	29.34	9.72%	1.82%		(1.10)%		1,046%	27,750
Leisure Fund A-Class
September 30, 2009 Δ	14.67	(.05)		7.41	7.36	—	—	—	22.03	50.17%	1.64%	**	(0.54)%	**	517%	49
March 31, 2009	30.30	(.04)		(15.59)	(15.63)	—	—	—	14.67	(51.58)%	1.63%		(0.16)%		1,529%	25
March 31, 2008	34.32	(.07)		(3.95)	(4.02)	—	—	—	30.30	(11.71)%	1.67%		(0.20)%		646%	206
March 31, 2007	31.24	(.14)		3.22	3.08	—	—	—	34.32	9.86%	1.60%		(0.41)%		675%	2,198
March 31, 2006	29.34	(.14)		2.04	1.90	—	—	—	31.24	6.48%	1.60%		(0.49)%		734%	68
March 31, 2005*	24.59	(.08)		4.83	4.75	—	—	—	29.34	19.32%	1.55%	**	(1.02)%	**	1,046%	12
Leisure Fund C-Class
September 30, 2009 Δ	14.26	(.09)		7.16	7.07	—	—	—	21.33	49.58%	2.38%	**	(1.66)%	**	517%	194
March 31, 2009	29.66	(.18)		(15.22)	(15.40)	—	—	—	14.26	(51.92)%	2.38%		(0.78)%		1,529%	123
March 31, 2008	33.86	(.28)		(3.92)	(4.20)	—	—	—	29.66	(12.40)%	2.40%		(0.81)%		646%	430
March 31, 2007	31.05	(.31)		3.12	2.81	—	—	—	33.86	9.05%	2.36%		(0.96)%		675%	3,091
March 31, 2006	29.39	(.40)		2.06	1.66	—	—	—	31.05	5.65%	2.32%		(1.40)%		734%	997
March 31, 2005	26.93	(.40)		2.86	2.46	—	—	—	29.39	9.13%	2.31%		(1.44)%		1,046%	2,502
Precious Metals Fund Investor Class
September 30, 2009 Δ	46.36	(.07	)▲	14.77	14.70	—	—	—	61.06	31.71%	1.28%	**	(0.29)%	**▲▲	194%	182,860
March 31, 2009	69.89	(.23)		(23.30)	(23.53)	—	—	—	46.36	(33.67)%	1.28%		(0.48)%		245%	160,759
March 31, 2008	56.21	(.37)		14.05	13.68	—	—	—	69.89	24.34%	1.27%		(0.58)%		203%	149,805
March 31, 2007	54.50	(.03)		1.74	1.71	—	—	—	56.21	3.14%	1.26%		(0.05)%		259%	149,876
March 31, 2006	35.64	(.07)		18.93	18.86	—	—	—	54.50	52.92%	1.24%		(0.16)%		277%	213,017
March 31, 2005	44.32	(.05)		(8.63)	(8.68)	—	—	—	35.64	(19.58)%	1.23%		(0.12)%		358%	130,718
Precious Metals Fund Advisor Class
September 30, 2009 Δ	45.12	(.27	)▲	14.43	14.16	—	—	—	59.28	31.38%	1.79%	**	(1.06)%	**▲▲	194%	16,356
March 31, 2009	68.36	(.50)		(22.74)	(23.24)	—	—	—	45.12	(34.00)%	1.77%		(1.02)%		245%	12,056
March 31, 2008	55.24	(.69)		13.81	13.12	—	—	—	68.36	23.75%	1.77%		(1.09)%		203%	11,817
March 31, 2007	53.83	(.27)		1.68	1.41	—	—	—	55.24	2.62%	1.76%		(0.51)%		259%	8,387
March 31, 2006	35.37	(.28)		18.74	18.46	—	—	—	53.83	52.19%	1.75%		(0.70)%		277%	14,087
March 31, 2005	44.17	(.03)		(8.77)	(8.80)	—	—	—	35.37	(19.92)%	1.72%		(0.09)%		358%	8,596
58	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT
1

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)		Rate	(000’s omitted)

Precious Metals Fund A-Class
September 30, 2009 Δ	$45.64	$(.17 )▲	$14.57	$14.40	$—	$—	$—	$60.04	31.55%	1.53%**	(0.69)	%**▲▲	194%	$9,433
March 31, 2009	68.96	(.36)	(22.96)	(23.32)	—	—	—	45.64	(33.82)%	1.53%	(0.71)%		245%	8,484
March 31, 2008	55.59	(.55)	13.92	13.37	—	—	—	68.96	24.05%	1.52%	(0.84)%		203%	10,911
March 31, 2007	54.03	(.15)	1.71	1.56	—	—	—	55.59	2.89%	1.51%	(0.28)%		259%	4,778
March 31, 2006	35.41	(.19)	18.81	18.62	—	—	—	54.03	52.58%	1.52%	(0.43)%		277%	5,701
March 31, 2005*	37.26	(.01)	(1.84)	(1.85)	—	—	—	35.41	(4.97)%	1.45%**	(0.02)	%**	358%	217
Precious Metals Fund C-Class
September 30, 2009 Δ	42.92	(.35 )▲	13.67	13.32	—	—	—	56.24	31.03%	2.29%**	(1.47)	%**▲▲	194%	24,890
March 31, 2009	65.38	(.68)	(21.78)	(22.46)	—	—	—	42.92	(34.35)%	2.27%	(1.43)%		245%	20,452
March 31, 2008	53.12	(.97)	13.23	12.26	—	—	—	65.38	23.08%	2.27%	(1.60)%		203%	26,319
March 31, 2007	52.02	(.51)	1.61	1.10	—	—	—	53.12	2.11%	2.26%	(1.00)%		259%	23,486
March 31, 2006	34.37	(.46)	18.11	17.65	—	—	—	52.02	51.35%	2.25%	(1.20)%		277%	24,266
March 31, 2005	43.16	(.39)	(8.40)	(8.79)	—	—	—	34.37	(20.37)%	2.23%	(1.08)%		358%	20,426
Retailing Fund Investor Class
September 30, 2009 Δ	8.58	.01	2.34	2.35	—	—	—	10.93	27.39%	1.37%**	0.29	%**	492%	3,751
March 31, 2009	11.54	(.01)	(2.95)	(2.96)	—	—	—	8.58	(25.65)%	1.32%	(0.14)%		461%	84,894
March 31, 2008	14.47	(.04)	(2.89)	(2.93)	—	—	—	11.54	(20.25)%	1.37%	(0.27)%		1,205%	3,152
March 31, 2007	13.48	(.06)	1.05	.99	—	—	—	14.47	7.34%	1.36%	(0.45)%		952%	4,033
March 31, 2006	12.30	(.08)	1.26	1.18	—	—	—	13.48	9.59%	1.33%	(0.60)%		1,163%	7,608
March 31, 2005	11.74	(.06)	.62	.56	—	—	—	12.30	4.77%	1.33%	(0.54)%		1,505%	7,529
Retailing Fund Advisor Class
September 30, 2009 Δ	8.20	(.03)	2.26	2.23	—	—	—	10.43	27.20%	1.87%**	(0.56)	%**	492%	1,071
March 31, 2009	11.10	(.02)	(2.88)	(2.90)	—	—	—	8.20	(26.13)%	1.88%	(0.26)%		461%	901
March 31, 2008	13.97	(.12)	(2.75)	(2.87)	—	—	—	11.10	(20.54)%	1.87%	(0.89)%		1,205%	800
March 31, 2007	13.07	(.10)	1.00	.90	—	—	—	13.97	6.89%	1.86%	(0.73)%		952%	2,791
March 31, 2006	11.99	(.15)	1.23	1.08	—	—	—	13.07	9.01%	1.82%	(1.18)%		1,163%	3,385
March 31, 2005	11.49	(.12)	.62	.50	—	—	—	11.99	4.35%	1.83%	(1.09)%		1,505%	6,445
Retailing Fund A-Class
September 30, 2009 Δ	8.30	(.01)	2.26	2.25	—	—	—	10.55	27.11%	1.61%**	(0.18)	%**	492%	112
March 31, 2009	11.18	(.02)	(2.86)	(2.88)	—	—	—	8.30	(25.76)%	1.63%	(0.17)%		461%	49
March 31, 2008	14.04	(.10)	(2.76)	(2.86)	—	—	—	11.18	(20.37)%	1.63%	(0.73)%		1,205%	101
March 31, 2007	13.10	(.07)	1.01	.94	—	—	—	14.04	7.18%	1.57%	(0.54)%		952%	385
March 31, 2006	12.01	(.11)	1.20	1.09	—	—	—	13.10	9.08%	1.59%	(0.87)%		1,163%	46
March 31, 2005*	10.45	(.07)	1.63	1.56	—	—	—	12.01	14.93%	1.68%**	(1.03)	%**	1,505%	1
Retailing Fund C-Class
September 30, 2009 Δ	7.92	(.05)	2.16	2.11	—	—	—	10.03	26.64%	2.37%**	(1.13)	%**	492%	1,297
March 31, 2009	10.76	(.07)	(2.77)	(2.84)	—	—	—	7.92	(26.39)%	2.38%	(0.76)%		461%	1,008
March 31, 2008	13.62	(.17)	(2.69)	(2.86)	—	—	—	10.76	(21.00)%	2.37%	(1.36)%		1,205%	1,291
March 31, 2007	12.80	(.15)	.97	.82	—	—	—	13.62	6.41%	2.34%	(1.17)%		952%	2,650
March 31, 2006	11.80	(.20)	1.20	1.00	—	—	—	12.80	8.47%	2.34%	(1.65)%		1,163%	1,586
March 31, 2005	11.37	(.17)	.60	.43	—	—	—	11.80	3.78%	2.33%	(1.52)%		1,505%	1,774
Technology Fund Investor Class
September 30, 2009 Δ	7.70	(.01)	3.11	3.10	—	—	—	10.80	40.26%	1.39%**	(0.30)	%**	133%	33,724
March 31, 2009	11.77	(.03)	(4.04)	(4.07)	—	—	—	7.70	(34.58)%	1.37%	(0.29)%		564%	11,601
March 31, 2008	12.53	(.10)	(.66)	(.76)	—	—	—	11.77	(6.07)%	1.37%	(0.72)%		694%	9,916
March 31, 2007	12.35	(.11)	.29	.18	—	—	—	12.53	1.46%	1.36%	(0.91)%		684%	14,274
March 31, 2006	10.35	(.09)	2.12	2.03	(.03)	—	(.03)	12.35	19.65%	1.33%	(0.79)%		666%	21,182
March 31, 2005	11.40	.03	(1.08)	(1.05)	—	—	—	10.35	(9.21)%	1.31%	0.33%		1,304%	13,346
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	59
2

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Technology Fund Advisor Class
September 30, 2009 Δ	$7.32	$(.04)	$2.97	$2.93	$—	$—	$—	$10.25	40.03%	1.89%	**	(0.82)%	**	133%	$11,805
March 31, 2009	11.27	(.05)	(3.90)	(3.95)	—	—	—	7.32	(35.05)%	1.87%		(0.53)%		564%	1,914
March 31, 2008	12.05	(.15)	(.63)	(.78)	—	—	—	11.27	(6.47)%	1.88%		(1.16)%		694%	2,077
March 31, 2007	11.94	(.16)	.27	.11	—	—	—	12.05	0.92%	1.86%		(1.41)%		684%	4,807
March 31, 2006	10.06	(.14)	2.05	1.91	(.03)	—	(.03)	11.94	19.02%	1.84%		(1.32)%		666%	12,737
March 31, 2005	11.13	.02	(1.09)	(1.07)	—	—	—	10.06	(9.61)%	1.83%		0.21%		1,304%	10,693
Technology Fund A-Class
September 30, 2009 Δ	7.37	(.03)	2.99	2.96	—	—	—	10.33	40.16%	1.64%	**	(0.69)%	**	133%	4,436
March 31, 2009	11.32	(.04)	(3.91)	(3.95)	—	—	—	7.37	(34.89)%	1.63%		(0.41)%		564%	1,669
March 31, 2008	12.09	(.11)	(.66)	(.77)	—	—	—	11.32	(6.37)%	1.60%		(0.86)%		694%	546
March 31, 2007	11.95	(.14)	.28	.14	—	—	—	12.09	1.17%	1.61%		(1.18)%		684%	278
March 31, 2006	10.07	(.13)	2.04	1.91	(.03)	—	(.03)	11.95	19.00%	1.63%		(1.15)%		666%	633
March 31, 2005*	9.32	—	.75	.75	—	—	—	10.07	8.05%	1.54%	**	0.00%	**	1,304%	6
Technology Fund C-Class
September 30, 2009 Δ	7.14	(.06)	2.90	2.84	—	—	—	9.98	39.78%	2.39%	**	(1.26)%	**	133%	3,052
March 31, 2009	11.04	(.12)	(3.78)	(3.90)	—	—	—	7.14	(35.33)%	2.38%		(1.24)%		564%	1,335
March 31, 2008	11.87	(.21)	(.62)	(.83)	—	—	—	11.04	(6.99)%	2.35%		(1.67)%		694%	2,448
March 31, 2007	11.81	(.22)	.28	.06	—	—	—	11.87	0.51%	2.35%		(1.91)%		684%	1,538
March 31, 2006	10.01	(.21)	2.04	1.83	(.03)	—	(.03)	11.81	18.31%	2.35%		(1.88)%		666%	2,800
March 31, 2005	11.10	—	(1.09)	(1.09)	—	—	—	10.01	(9.82)%	2.32%		0.00%		1,304%	1,284
Telecommunications Fund Investor Class
September 30, 2009 Δ	10.29	.19	2.86	3.05	—	—	—	13.34	29.64%	1.39%	**	3.12%	**	325%	13,680
March 31, 2009	17.04	.27	(6.68)	(6.41)	(.34)	—	(.34)	10.29	(37.55)%	1.39%		1.92%		672%	4,440
March 31, 2008	19.02	.12	(2.08)	(1.96)	(.02)	—	(.02)	17.04	(10.32)%	1.37%		0.58%		528%	11,134
March 31, 2007	17.74	.16	1.23	1.39	(.11)	—	(.11)	19.02	7.87%	1.37%		0.89%		430%	16,699
March 31, 2006	14.33	.21	3.60	3.81	(.40)	—	(.40)	17.74	26.96%	1.38%		1.30%		820%	56,695
March 31, 2005	15.48	.09	(1.24)	(1.15)	—	—	—	14.33	(7.43)%	1.35%		0.60%		1,142%	6,003
Telecommunications Fund Advisor Class
September 30, 2009 Δ	9.75	.14	2.73	2.87	—	—	—	12.62	29.44%	1.88%	**	2.40%	**	325%	7,984
March 31, 2009	16.26	.17	(6.34)	(6.17)	(.34)	—	(.34)	9.75	(37.88)%	1.81%		1.53%		672%	9,991
March 31, 2008	18.24	(.02)	(1.94)	(1.96)	(.02)	—	(.02)	16.26	(10.76)%	1.88%		(0.09)%		528%	835
March 31, 2007	17.10	.04	1.21	1.25	(.11)	—	(.11)	18.24	7.35%	1.83%		0.22%		430%	6,584
March 31, 2006	13.88	.12	3.50	3.62	(.40)	—	(.40)	17.10	26.46%	1.82%		0.81%		820%	8,487
March 31, 2005	15.07	.03	(1.22)	(1.19)	—	—	—	13.88	(7.90)%	1.86%		0.19%		1,142%	1,922
Telecommunications Fund A-Class
September 30, 2009 Δ	9.83	.15	2.75	2.90	—	—	—	12.73	29.50%	1.63%	**	2.45%	**	325%	449
March 31, 2009	16.33	.27	(6.43)	(6.16)	(.34)	—	(.34)	9.83	(37.66)%	1.63%		2.15%		672%	1,317
March 31, 2008	18.28	.03	(1.96)	(1.93)	(.02)	—	(.02)	16.33	(10.57)%	1.61%		0.13%		528%	451
March 31, 2007	17.15	.05	1.19	1.24	(.11)	—	(.11)	18.28	7.27%	1.49%		0.28%		430%	2,126
March 31, 2006	13.90	(.03)	3.68	3.65	(.40)	—	(.40)	17.15	26.64%	1.88%		(0.18)%		820%	4,193
March 31, 2005*	13.55	.11	.24	.35	—	—	—	13.90	2.58%	1.54%	**	1.25%	**	1,142%	3
Telecommunications Fund C-Class
September 30, 2009 Δ	9.48	.12	2.63	2.75	—	—	—	12.23	29.01%	2.39%	**	2.11%	**	325%	1,861
March 31, 2009	15.91	.13	(6.22)	(6.09)	(.34)	—	(.34)	9.48	(38.21)%	2.42%		0.99%		672%	1,281
March 31, 2008	17.93	(.10)	(1.90)	(2.00)	(.02)	—	(.02)	15.91	(11.17)%	2.37%		(0.50)%		528%	2,846
March 31, 2007	16.90	(.06)	1.20	1.14	(.11)	—	(.11)	17.93	6.78%	2.33%		(0.35)%		430%	4,763
March 31, 2006	13.81	.01	3.48	3.49	(.40)	—	(.40)	16.90	25.65%	2.31%		0.09%		820%	2,827
March 31, 2005	15.06	(.07)	(1.18)	(1.25)	—	—	—	13.81	(8.30)%	2.38%		(0.51)%		1,142%	1,784
60	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

3

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
			Net Realized	Net Increase						AVERAGE NET ASSETS:
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period
Period Ended	PERIOD	Income (Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)

Transportation Fund Investor Class
September 30, 2009 Δ	$14.38	$(.03)	$5.64	$5.61	$—	$—	$—	$19.99	39.01%	1.38%	**	(0.28)%	**	617%	$8,317
March 31, 2009	25.21	.07	(10.90)	(10.83)	(— )§	—	—	14.38	(42.96)%	1.38%		0.33%		875%	20,990
March 31, 2008	29.16	.06	(4.01)	(3.95)	—	—	—	25.21	(13.55)%	1.36%		0.22%		952%	17,420
March 31, 2007	28.30	(.14)	1.00	.86	—	—	—	29.16	3.04%	1.36%		(0.48)%		686%	6,635
March 31, 2006	22.42	(.09)	5.97	5.88	—	—	—	28.30	26.23%	1.37%		(0.36)%		669%	45,580
March 31, 2005	18.84	(.11)	3.69	3.58	—	—	—	22.42	19.00%	1.32%		(0.51)%		929%	7,890
Transportation Fund Advisor Class
September 30, 2009 Δ	13.40	(.05)	5.25	5.20	—	—	—	18.60	38.81%	1.89%	**	(0.63)%	**	617%	2,002
March 31, 2009	23.59	.10	(10.29)	(10.19)	(— )§	—	—	13.40	(43.20)%	1.90%		0.51%		875%	1,139
March 31, 2008	27.42	(.01)	(3.82)	(3.83)	—	—	—	23.59	(13.97)%	1.87%		(0.05)%		952%	5,152
March 31, 2007	26.75	(.26)	.93	.67	—	—	—	27.42	2.50%	1.86%		(0.97)%		686%	3,556
March 31, 2006	21.31	(.19)	5.63	5.44	—	—	—	26.75	25.53%	1.86%		(0.81)%		669%	8,478
March 31, 2005	18.02	(.21)	3.50	3.29	—	—	—	21.31	18.26%	1.82%		(1.05)%		929%	5,748
Transportation Fund A-Class
September 30, 2009 Δ	13.55	(.01)	5.29	5.28	—	—	—	18.83	38.97%	1.63%	**	(0.14)%	**	617%	780
March 31, 2009	23.81	.08	(10.34)	(10.26)	(— )§	—	—	13.55	(43.09)%	1.67%		0.43%		875%	561
March 31, 2008	27.60	— §	(3.79)	(3.79)	—	—	—	23.81	(13.73)%	1.62%		0.00%		952%	228
March 31, 2007	26.87	(.19)	.92	.73	—	—	—	27.60	2.72%	1.61%		(0.70)%		686%	483
March 31, 2006	21.34	(.17)	5.70	5.53	—	—	—	26.87	25.91%	1.66%		(0.71)%		669%	3,044
March 31, 2005*	18.73	(.09)	2.70	2.61	—	—	—	21.34	13.93%	1.54%	**	(0.71)%	**	929%	22
Transportation Fund C-Class
September 30, 2009 Δ	13.40	(.07)	5.17	5.10	—	—	—	18.50	38.06%	2.38%	**	(0.86)%	**	617%	576
March 31, 2009	23.70	(.16)	(10.14)	(10.30)	(— )§	—	—	13.40	(43.46)%	2.40%		(0.79)%		875%	2,186
March 31, 2008	27.68	(.20)	(3.78)	(3.98)	—	—	—	23.70	(14.38)%	2.38%		(0.73)%		952%	845
March 31, 2007	27.14	(.40)	.94	.54	—	—	—	27.68	1.99%	2.37%		(1.47)%		686%	4,894
March 31, 2006	21.71	(.35)	5.78	5.43	—	—	—	27.14	25.01%	2.38%		(1.43)%		669%	5,385
March 31, 2005	18.43	(.32)	3.60	3.28	—	—	—	21.71	17.80%	2.32%		(1.51)%		929%	1,807
Utilities Fund Investor Class
September 30, 2009 Δ	20.56	.37	3.92	4.29	—	—	—	24.85	20.87%	1.39%	**	3.18%	**	305%	22,382
March 31, 2009	29.29	.72	(9.32)	(8.60)	(.13)	—	(.13)	20.56	(29.40)%	1.39%		2.90%		684%	10,348
March 31, 2008	31.89	.51	(2.31)	(1.80)	(.80)	—	(.80)	29.29	(5.88)%	1.39%		1.57%		375%	11,242
March 31, 2007	24.90	.52	6.83	7.35	(.36)	—	(.36)	31.89	29.64%	1.37%		1.86%		557%	84,150
March 31, 2006	23.62	.51	1.21	1.72	(.44)	—	(.44)	24.90	7.25%	1.33%		1.99%		728%	11,717
March 31, 2005	20.57	.53	2.82	3.35	(.30)	—	(.30)	23.62	16.35%	1.33%		2.46%		1,124%	17,861
Utilities Fund Advisor Class
September 30, 2009 Δ	19.56	.27	3.74	4.01	—	—	—	23.57	20.50%	1.88%	**	2.54%	**	305%	1,030
March 31, 2009	28.00	.63	(8.94)	(8.31)	(.13)	—	(.13)	19.56	(29.72)%	1.90%		2.72%		684%	5,939
March 31, 2008	30.65	.32	(2.17)	(1.85)	(.80)	—	(.80)	28.00	(6.28)%	1.88%		1.02%		375%	2,960
March 31, 2007	24.08	.37	6.56	6.93	(.36)	—	(.36)	30.65	28.90%	1.86%		1.38%		557%	11,929
March 31, 2006	22.96	.36	1.20	1.56	(.44)	—	(.44)	24.08	6.76%	1.83%		1.46%		728%	1,427
March 31, 2005	20.10	.42	2.74	3.16	(.30)	—	(.30)	22.96	15.78%	1.83%		1.95%		1,124%	8,045
Utilities Fund A-Class
September 30, 2009 Δ	19.80	.32	3.77	4.09	—	—	—	23.89	20.66%	1.64%	**	2.91%	**	305%	1,546
March 31, 2009	28.27	.54	(8.88)	(8.34)	(.13)	—	(.13)	19.80	(29.54)%	1.64%		2.15%		684%	1,489
March 31, 2008	30.87	.42	(2.22)	(1.80)	(.80)	—	(.80)	28.27	(6.07)%	1.63%		1.38%		375%	3,032
March 31, 2007	24.18	.43	6.62	7.05	(.36)	—	(.36)	30.87	29.28%	1.61%		1.52%		557%	4,756
March 31, 2006	23.00	.44	1.18	1.62	(.44)	—	(.44)	24.18	7.01%	1.60%		1.75%		728%	626
March 31, 2005*	20.66	.40	2.24	2.64	(.30)	—	(.30)	23.00	12.84%	1.54%	**	2.98%	**	1,124%	128
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	61

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
			Net Realized	Net Increase						AVERAGE NET ASSETS:
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET					Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Net	Portfolio	End of
	BEGINNING OF	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Investment	Turnover	Period
Period Ended	PERIOD	Income†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Income	Rate	(000’s omitted)

Utilities Fund C-Class
September 30, 2009 Δ	$18.71	$.20	$3.58	$3.78	$—	$—	$—	$22.49	20.20%	2.39% **	1.89% **	305%	$4,793
March 31, 2009	26.93	.32	(8.41)	(8.09)	(.13)	—	(.13)	18.71	(30.08)%	2.39%	1.31%	684%	4,127
March 31, 2008	29.66	.18	(2.11)	(1.93)	(.80)	—	(.80)	26.93	(6.77)%	2.38%	0.60%	375%	8,934
March 31, 2007	23.42	.22	6.38	6.60	(.36)	—	(.36)	29.66	28.30%	2.36%	0.82%	557%	11,013
March 31, 2006	22.47	.24	1.15	1.39	(.44)	—	(.44)	23.42	6.15%	2.34%	1.00%	728%	5,346
March 31, 2005	19.77	.29	2.71	3.00	(.30)	—	(.30)	22.47	15.23%	2.32%	1.39%	1,124%	4,807

*	Since the commencement of operations:

September 1, 2004 — Banking Fund A-Class, Basic Materials Fund A-Class, Biotechnology Fund A- Class, Consumer Products Fund A-Class, Electronics Fund A-Class, Energy Fund A-Class, Energy Services Fund A-Class, Financial Services Fund A-Class, Health Care Fund A-Class, Internet Fund A-Class, Leisure Fund A-Class, Precious Metals Fund A-Class, Retailing Fund A-Class, Technology Fund A-Class, Telecommunications Fund A-Class, Transportation Fund A-Class and Utilities Fund A-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Banking Fund, Financial Services Fund - Per share amounts for the periods ended March 31, 2005 through March 31, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009; Electronics Fund - Per share amounts for the periods ended March 31, 2005 through March 31, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009 — See Note 9.

à	Net investment income per share includes $0.88, $0.84, $0.83, and $0.81 for Investor Class, Advisor Class, A-Class, and C-Class, respectively, resulting from a special dividend from Palm, Inc. on October 25, 2007.

àà	Net investment income to average assets includes 1.91% for Investor Class, Advisor Class, A-Class, and C-Class, resulting from a special dividend from Palm, Inc. on October 25, 2007.

▲	Net investment income per share includes $0.15, $0.04, $0.11, $0.19 for Investor Class, Advisor Class, A-Class, and C-Class, respectively, resulting from a settlement payment from Bear Stearns on May 19, 2009.

▲▲	Net investment income to average assets includes 0.58%, 0.28%, 0.44%, 0.41% for Investor Class, Advisor Class, A-Class, and C-Class, respectively, resulting from a settlement payment from Bear Stearns on May 19, 2009.

§	Less than $.01 per share.

Δ	Unaudited
62	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers six separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2009, the Trust consisted of fifty-five separate Funds. This report covers the Sector Funds (the “Funds”), while the other Funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
The Sector Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m.on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which the Distributor, and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended September 30, 2009, the Distributor retained sales charges of $2,951,197 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
3.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.

64	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 — 2009), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long- term capital gain remaining at fiscal year end is distributed in the following year.
At September 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

Banking Fund	$10,819,611	$2,788,969	$(24,886)	$2,764,083
Basic Materials Fund	56,027,500	19,328,976	(367,649)	18,961,327
Biotechnology Fund	154,336,571	40,480,968	(2,215,123)	38,265,845
Consumer Products Fund	22,860,043	5,597,083	(21,758)	5,575,325
Electronics Fund	77,143,876	8,233,332	(248,959)	7,984,373
Energy Fund	47,899,649	15,729,101	(60,232)	15,668,869
Energy Services Fund	48,077,996	27,609,100	(62,991)	27,546,109
Financial Services Fund	27,779,805	4,481,483	(49,146)	4,432,337
Health Care Fund	40,017,363	4,527,839	(43,691)	4,484,148
Internet Fund	15,978,876	6,671,746	(37,344)	6,634,402
Leisure Fund	5,770,655	739,509	(30,165)	709,344
Precious Metals Fund	146,951,312	86,152,275	(829,364)	85,322,911
Retailing Fund	4,806,715	1,420,413	(17,970)	1,402,443
Technology Fund	44,411,681	7,577,057	(132,940)	7,444,117
Telecommunications Fund	21,658,833	2,314,742	(227,187)	2,087,555
Transportation Fund	10,815,725	895,121	(79,567)	815,554
Utilities Fund	27,946,089	1,651,062	(7,406)	1,643,656
4.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at September 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.03% due 10/01/09	$64,021,304	$64,021,304	$64,021,358

			$64,021,304	$64,021,358

At September 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bill	12/10/09 - 04/01/10	—	$65,350,500	$65,305,760

				$65,305,760

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
5.    Fair Value Measurement
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2009:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Banking Fund	$13,601,390	$—	$—	$13,601,390
Basic Materials Fund	75,408,696	—	—	75,408,696
Biotechnology Fund	193,960,739	—	—	193,960,739
Consumer Products Fund	28,478,375	—	—	28,478,375
Electronics Fund	85,376,177	—	—	85,376,177
Energy Fund	63,906,650	—	—	63,906,650
Energy Services Fund	76,070,896	—	—	76,070,896
Financial Services Fund	32,292,364	—	—	32,292,364
Health Care Fund	44,771,486	—	—	44,771,486
Internet Fund	22,738,461	—	—	22,738,461
Leisure Fund	6,495,266	—	—	6,495,266
Precious Metals Fund	232,274,223	—	—	232,274,223
Retailing Fund	6,253,798	—	—	6,253,798
Technology Fund	52,178,955	—	—	52,178,955
Telecommunications Fund	23,791,017	—	—	23,791,017
Transportation Fund	13,611,521	—	—	13,611,521
Utilities Fund	29,700,339	—	—	29,700,339
66	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In April 2009, the “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” ASC 820 provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. ASC 820 was effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting ASC 820 on the Funds and has determined that there is no impact to the financial statement disclosures.
6.    Securities Transactions
For the period ended September 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic	Biotech-	Consumer			Energy
	Banking	Materials	nology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$59,179,760	$174,580,698	$215,838,444	$107,071,020	$168,344,695	$52,495,578	$206,293,908
Sales	$82,900,620	$228,993,879	$140,148,761	$122,981,905	$211,213,570	$80,801,722	$240,196,632

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals	Retailing	Technology
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$48,836,596	$112,320,161	$123,140,277	$23,143,732	$404,383,868	$185,546,778	$71,460,434
Sales	$46,266,132	$101,902,584	$185,885,232	$22,627,099	$399,968,627	$275,425,910	$46,184,398

Telecommunications		Transportation	Utilities
	Fund	Fund	Fund

Purchases	$58,952,943	$57,813,793	$87,767,639
Sales	$55,976,408	$75,201,444	$84,647,751
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	67

NOTES TO FINANCIAL STATEMENTS (continued)

7.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

					Shares Purchased through
	Shares Purchased				Dividend Reinvestment				Shares Redeemed		Net Shares Purchased (Redeemed)
	Period Ended		Year Ended		Period Ended		Year Ended		Period Ended	Year Ended	Period Ended	Year Ended
	September 30,		March 31,		September 30,		March 31,		September 30,	March 31,	September 30,	March 31,
	2009	†	2009		2009	†	2009		2009 †	2009	2009 †	2009

Banking Fund
Investor Class	1,847,465		3,722,707	††	—		3,228	††	(8,967,860)	(3,089,312)††	(7,120,395)	636,623	††
Advisor Class	1,167,486		571,322	††	—		1,257	††	(1,967,508)	(510,400)††	(800,022)	62,179	††
A-Class	40,973		84,436	††	—		598	††	(293,607)	(64,926)††	(252,633)	20,109	††
C-Class	3,422,570		1,059,129	††	—		1,288	††	(4,053,682)	(1,038,759)††	(631,112)	21,658	††
Basic Materials Fund
Investor Class	5,253,886		9,127,408		—		10,838		(7,509,486)	(7,930,992)	(2,255,600)	1,207,254
Advisor Class	517,533		994,073		—		2,489		(469,134)	(1,062,492)	48,399	(65,930)
A-Class	164,613		168,836		—		1,362		(155,186)	(162,432)	9,427	7,766
C-Class	794,914		837,810		—		2,428		(739,428)	(951,361)	55,486	(111,123)
Biotechnology Fund
Investor Class	9,886,241		18,856,315		—		—		(6,193,342)	(17,675,739)	3,692,899	1,180,576
Advisor Class	747,165		1,634,146		—		—		(794,279)	(1,475,662)	(47,114)	158,484
A-Class	81,093		386,231		—		—		(181,004)	(263,740)	(99,911)	122,491
C-Class	1,279,516		1,898,970		—		—		(1,300,404)	(1,856,789)	(20,888)	42,181
Consumer Products Fund
Investor Class	3,795,192		3,583,571		—		6,620		(3,753,710)	(3,272,694)	41,482	317,497
Advisor Class	199,606		2,346,473		—		5,553		(515,276)	(2,063,838)	(315,670)	288,188
A-Class	22,141		278,741		—		654		(81,721)	(213,127)	(59,580)	66,268
C-Class	179,679		333,710		—		861		(214,238)	(323,576)	(34,559)	10,995
Electronics Fund
Investor Class	4,829,852		4,789,939	††	—		—		(19,520,490)	(1,728,291)††	(14,690,638)	3,061,648	††
Advisor Class	297,706		292,504	††	—		—		(767,005)	(202,693)††	(469,299)	89,811	††
A-Class	101,939		9,216	††	—		—		(13,062)	(9,642)††	88,877	(426	)††
C-Class	1,424,781		561,010	††	—		—		(1,427,454)	(566,318)††	(2,673)	(5,308	)††
Energy Fund
Investor Class	2,947,612		17,548,301		—		128,602		(4,703,207)	(16,169,627)	(1,755,595)	1,507,276
Advisor Class	895,039		2,038,770		—		18,613		(885,225)	(2,384,546)	9,814	(327,163)
A-Class	156,975		398,810		—		13,448		(334,039)	(294,258)	(177,064)	118,000
C-Class	2,151,984		3,430,294		—		30,723		(2,195,966)	(3,520,216)	(43,982)	(59,199)
68	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

					Shares Purchased through
	Shares Purchased				Dividend Reinvestment				Shares Redeemed		Net Shares Purchased (Redeemed)
	Period Ended		Year Ended		Period Ended		Year Ended		Period Ended	Year Ended	Period Ended	Year Ended
	September 30,		March 31,		September 30,		March 31,		September 30,	March 31,	September 30,	March 31,
	2009	†	2009		2009	†	2009		2009 †	2009	2009 †	2009

Energy Services Fund
Investor Class	5,296,210		8,775,734		—		—		(6,541,032)	(7,819,259)	(1,244,822)	956,475
Advisor Class	1,594,370		943,943		—		—		(1,658,837)	(935,046)	(64,467)	8,897
A-Class	224,539		317,255		—		—		(245,675)	(317,905)	(21,136)	(650)
C-Class	1,425,764		1,490,462		—		—		(1,464,128)	(1,634,533)	(38,364)	(144,071)
Financial Services Fund
Investor Class	1,212,800		1,664,110	††	—		1,836	††	(3,848,844)	(1,412,757)††	(2,636,044)	253,189 ††
Advisor Class	323,518		207,702	††	—		436	††	(914,234)	(164,046)††	(590,716)	44,093 ††
A-Class	27,755		85,810	††	—		458	††	(622,035)	(37,455)††	(594,280)	48,813 ††
C-Class	459,977		196,099	††	—		1,918	††	(770,112)	(193,637)††	(310,135)	4,380 ††
Health Care Fund
Investor Class	9,737,094		24,725,615		—		—		(8,277,687)	(25,027,291)	1,459,407	(301,676)
Advisor Class	924,944		2,871,976		—		—		(1,356,284)	(3,237,165)	(431,340)	(365,189)
A-Class	23,971		358,167		—		—		(56,322)	(318,270)	(32,351)	39,897
C-Class	2,944,445		2,645,778		—		—		(3,070,651)	(2,578,198)	(126,206)	67,580
Internet Fund
Investor Class	3,860,456		3,890,076		—		1,373		(5,715,223)	(1,682,056)	(1,854,767)	2,209,393
Advisor Class	307,323		1,055,885		—		410		(358,961)	(950,890)	(51,638)	105,405
A-Class	28,940		17,905		—		112		(10,537)	(17,578)	18,403	439
C-Class	449,736		635,756		—		499		(440,907)	(656,396)	8,829	(20,141)
Leisure Fund
Investor Class	814,719		1,915,104		—		—		(830,489)	(1,750,252)	(15,770)	164,852
Advisor Class	238,281		594,482		—		—		(232,458)	(622,399)	5,823	(27,917)
A-Class	1,645		3,872		—		—		(1,130)	(8,967)	515	(5,095)
C-Class	359,994		70,789		—		—		(359,525)	(76,690)	469	(5,901)
Precious Metals Fund
Investor Class	9,935,783		17,007,559		—		—		(10,408,689)	(15,683,292)	(472,906)	1,324,267
Advisor Class	1,062,430		1,396,240		—		—		(1,053,700)	(1,301,925)	8,730	94,315
A-Class	215,215		315,577		—		—		(243,986)	(287,918)	(28,771)	27,659
C-Class	1,584,430		3,242,716		—		—		(1,618,434)	(3,168,712)	(34,004)	74,004
Retailing Fund
Investor Class	16,951,394		14,799,775		—		—		(26,508,238)	(5,172,827)	(9,556,844)	9,626,948
Advisor Class	780,973		1,401,461		—		—		(788,153)	(1,363,668)	(7,180)	37,793
A-Class	53,118		32,579		—		—		(48,420)	(35,733)	4,698	(3,154)
C-Class	2,281,389		106,560		—		—		(2,279,332)	(99,303)	2,057	7,257
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	69

NOTES TO FINANCIAL STATEMENTS (continued)

				Shares Purchased through
	Shares Purchased			Dividend Reinvestment			Shares Redeemed		Net Shares Purchased (Redeemed)
	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,		March 31,	September 30,		March 31,	September 30,	March 31,	September 30,	March 31,
	2009	†	2009	2009	†	2009	2009 †	2009	2009 †	2009

Technology Fund
Investor Class	6,796,807		9,440,587	—		—	(5,181,731)	(8,775,376)	1,615,076	665,211
Advisor Class	1,860,269		2,209,544	—		—	(970,463)	(2,132,408)	889,806	77,136
A-Class	600,512		375,490	—		—	(397,516)	(197,310)	202,996	178,180
C-Class	1,060,917		1,273,666	—		—	(941,930)	(1,308,503)	118,987	(34,837)
Telecommunications Fund
Investor Class	2,969,134		3,494,275	—		5,639	(2,375,125)	(3,721,765)	594,009	(221,851)
Advisor Class	1,084,303		2,331,848	—		1,776	(1,475,824)	(1,360,680)	(391,521)	972,944
A-Class	89,894		264,793	—		247	(188,670)	(158,646)	(98,776)	106,394
C-Class	2,326,709		1,492,819	—		5,418	(2,309,567)	(1,542,051)	17,142	(43,814)
Transportation Fund
Investor Class	2,135,952		9,602,496	—		14	(3,180,135)	(8,833,289)	(1,044,183)	769,221
Advisor Class	332,922		1,334,357	—		3	(310,286)	(1,467,706)	22,636	(133,346)
A-Class	9,152		118,637	—		1	(9,168)	(86,796)	(16)	31,842
C-Class	1,815,810		1,899,130	—		1	(1,947,773)	(1,771,642)	(131,963)	127,489
Utilities Fund
Investor Class	3,568,979		8,704,325	—		12,734	(3,171,489)	(8,597,645)	397,490	119,414
Advisor Class	224,332		1,863,100	—		1,988	(484,242)	(1,667,249)	(259,910)	197,839
A-Class	122,799		113,035	—		452	(133,301)	(145,535)	(10,502)	(32,048)
C-Class	2,419,980		2,735,626	—		1,420	(2,427,488)	(2,848,230)	(7,508)	(111,184)

†	Unaudited

††	Per share amounts for year ended March 31, 2009 have been restated to reflect a:

1:5 reverse stock split effective April 20, 2009 — Electronics Fund.

1:10 reverse stock split effective April 20, 2009 — Banking Fund and Financial Services Fund.
70	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

8.    New Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC become effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.
9.    Reverse Share Splits
Effective April 20, 2009, the Banking Fund and the Financial Services Fund underwent a 1-for-10 reverse share split and the Electronics Fund underwent a 1-for 5 reverse share split. The effect of these transactions was to divide the number of outstanding shares of each Fund by the reverse split factor resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 7 for March 31, 2009 and the per share data in the financial highlights for March 31, 2009 and any prior periods have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
10.   Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding should not exceed 33 1/3% of the market value of the assets of securities belonging to a Fund on any given day. This line of credit expires on June 15, 2010. At September 30, 2009, only the Retailing Fund had outstanding borrowings, of $41,000, under this agreement.
11.   Subsequent Events
Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	71

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.
Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”), (the “Current Agreement”) with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. The Board also receives data provided by third parties, especially with regard to fund sub-advisory agreements. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory and sub-advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, the Board, including all the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Current Agreement and sub-advisory agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Current Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the
72	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies on and compliance procedures for personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.
In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. With respect to those Funds that invest in unaffiliated ETFs in reliance on exemptive orders pursuant to Section 12(d)(1), the Board considered and determined that the advisory fees charged under the Current Agreements are based on services provided that will be in addition to, rather than duplicative of, the services provides under the investment advisory agreement of any ETF in which the Funds are invested. In particular, the Board recognized that Rydex Investments must manage a Fund’s investment in an unaffiliated ETF in the same manner as other investments in the Fund’s portfolio in order to ensure that the Fund achieves its investment objective. Thus, a Fund’s investment in an unaffiliated ETF does not alleviate Rydex Investments’ duties and responsibilities as investment adviser to the Fund. The Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds.
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the majority of the Funds, some of the Funds’ applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	73

OTHER INFORMATION (Unaudited) (concluded)

were only slightly higher than the total expenses of the peer funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.
Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the Funds to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to each Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
74	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	75

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to 2009); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009); Treasurer of Rydex Investments and Rydex Distributors, Inc. (2002 to 2009); Director of Rydex Investments and Rydex Distributors, Inc. (2008 to 2009); Treasurer of Rydex Specialized Products, LLC (2005 to 2009); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2009); Manager, President, and Chief Executive Officer of Rydex Holdings, LLC (2008 to 2009)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partner, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
76	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	77

SEPTEMBER 30, 2009
RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
OPPORTUNISTIC FUNDS
RYDEX | SGI ALL-CAP OPPORTUNITY FUND
(Formerly, Sector Rotation Fund)
RYDEX | SGI INTERNATIONAL OPPORTUNITY FUND
(Formerly, International Rotation Fund)
ALTERNATIVE INVESTMENT FUNDS
RYDEX | SGI ALTERNATIVE STRATEGIES ALLOCATION FUND
RYDEX | SGI GLOBAL 130/30 STRATEGY FUND
(Formerly, Multi-Cap Core Equity Fund)
RYDEX | SGI GLOBAL MARKET NEUTRAL FUND
RYDEX | SGI MULTI-HEDGE STRATEGIES FUND
(Formerly, Absolute Return Strategies Fund)
SPECIALTY FUND
RYDEX COMMODITIES STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	7

SCHEDULES OF INVESTMENTS	11

STATEMENTS OF ASSETS AND LIABILITIES	36

STATEMENTS OF OPERATIONS	38

STATEMENTS OF CHANGES IN NET ASSETS	40

FINANCIAL HIGHLIGHTS	43

NOTES TO FINANCIAL STATEMENTS	46

OTHER INFORMATION	59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	64
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Nearly a year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Fed chairman Ben Bernanke’s September 15 comment that “the recession is very likely over” seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession. Deflationary forces stemming from the financial crisis and economic slowdown are aggressively being countered by massive global efforts to ease monetary policy and create fiscal stimulus programs. But as unexpectedly lower demand for durable goods and a decrease over prior month’s existing home sales indicates, the road to recovery may still be a rough ride.
Continuing Fallout from 2008
Six months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors’ portfolios, but the deepest recession since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (“GM”) filed for bankruptcy on June 1 despite the interjection of more than $19.4 billion in federal help—and for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average. Second quarter GDP declined by a 1.0% annual rate, though recovering somewhat from the 6.4% contraction of the first quarter. According to Bloomberg, this quarterly drop in GDP was the fourth in a row, the longest contraction since quarterly records began in 1947. By the end of September, the U.S. unemployment rate climbed to 9.8%—the highest since June 1983. In the same breath as he suggested the recession’s end, Bernanke also cautioned that “it’s still going to feel like a very weak economy for some time.”
Cautious Optimism for Q4 and Beyond
The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. In May, the Treasury Department also released the results of the now infamous “bank stress tests,” allowing 10 major banks to pay back $68 billion in TARP money forced upon them earlier in the year. Existing home sales rose in July by 7.2%, while single-family housing starts rose 1.7% in July, the fifth straight month of increase. This larger than expected increase was followed by an unexpected drop in existing home sales in August. While there are signs of stabilization in the housing markets, recent economic reports suggest the recovery may be tepid at best. The index of U.S. leading indicators rose in August (0.6%) for the fifth straight month, though not by as much as in July (0.9%) or as expected (0.7%). Over the past six months, stock market fluctuations—as measured by the SPX Volatility Index, a measure of expected future volatility levels—have returned to more historically “normal” levels. Despite the impressive rally from its low point of 676.53 on March 9, 2009, the equity market—as measured by the S&P 500® Index—has declined 6.91% for the year period ending 9/30/09.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. On the other hand, soft economic data in September showed us that excessive optimism is premature—the economy still has a long way to go. It is likely that we’ll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Moving Forward
From my perspective, every bear market—from the Great Depression to the tech bubble of the early 1990s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.
While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2009 and ending September 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 1. Based on actual Fund return

All-Cap Opportunity Fund

A-Class	1.69%		$1,000.00	$1,322.50	$9.84
C-Class	2.44%		1,000.00	1,318.20	14.18
H-Class	1.69%		1,000.00	1,322.50	9.84
International Opportunity Fund

A-Class	1.72%		1,000.00	1,533.40	10.92
C-Class	2.48%		1,000.00	1,527.60	15.71
H-Class	1.71%		1,000.00	1,533.80	10.86
Alternative Strategies Allocation Fund††

A-Class	0.00%		1,000.00	1,057.90	—
C-Class	0.75%		1,000.00	1,054.30	3.86
H-Class	0.00%		1,000.00	1,058.50	—
Global 130/30 Strategy Fund

A-Class	3.22%		1,000.00	1,283.60	18.43
C-Class	4.02%		1,000.00	1,279.30	22.97
H-Class	3.22%		1,000.00	1,281.80	18.42
Global Market Neutral Fund

A-Class	4.84%		1,000.00	966.30	23.86
C-Class	5.99%		1,000.00	962.30	29.47
H-Class	4.84%		1,000.00	965.90	23.85
Multi-Hedge Strategies Fund

A-Class	2.17%		1,000.00	1,025.60	11.02
C-Class	2.96%		1,000.00	1,021.60	15.00
H-Class	2.21%		1,000.00	1,025.50	11.22
Commodities Strategy Fund

A-Class	1.29%		1,000.00	1,159.90	6.98
C-Class	2.04%		1,000.00	1,155.50	11.02
H-Class	1.29%		1,000.00	1,160.60	6.99
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 2. Based on hypothetical 5% return (before expenses)

All-Cap Opportunity Fund

A-Class	1.69%		$1,000.00	$1,016.60	$8.54
C-Class	2.44%		1,000.00	1,012.84	12.31
H-Class	1.69%		1,000.00	1,016.60	8.54
International Opportunity Fund

A-Class	1.72%		1,000.00	1,016.44	8.69
C-Class	2.48%		1,000.00	1,012.63	12.51
H-Class	1.71%		1,000.00	1,016.50	8.64
Alternative Strategies Allocation Fund††

A-Class	0.00%		1,000.00	1,025.07	—
C-Class	0.75%		1,000.00	1,021.31	3.80
H-Class	0.00%		1,000.00	1,025.07	—
Global 130/30 Strategy Fund

A-Class	3.22%		1,000.00	1,008.92	16.22
C-Class	4.02%		1,000.00	1,004.91	20.20
H-Class	3.22%		1,000.00	1,008.92	16.22
Global Market Neutral Fund

A-Class	4.84%		1,000.00	1,000.80	24.28
C-Class	5.99%		1,000.00	995.04	29.96
H-Class	4.84%		1,000.00	1,000.80	24.28
Multi-Hedge Strategies Fund

A-Class	2.17%		1,000.00	1,014.49	10.96
C-Class	2.96%		1,000.00	1,010.23	14.92
H-Class	2.21%		1,000.00	1,013.99	11.16
Commodities Strategy Fund

A-Class	1.29%		1,000.00	1,018.60	6.53
C-Class	2.04%		1,000.00	1,014.84	10.30
H-Class	1.29%		1,000.00	1,018.60	6.53

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio would be:

Global 130/30 Strategy Fund — 1.01%, 1.00% and 1.00% lower in the A-Class, C-Class and H-Class respectively;

Global Market Neutral Fund — 2.20%, 2.19% and 2.20% lower in the A-Class, C-Class and H-Class respectively;

Multi-Hedge Strategies Fund — 0.79% lower in each class of the Fund.

††	Does not include expenses of the underlying funds in which the Fund invests.
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited)

ALL-CAP OPPORTUNITY FUND
OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002

Ten Largest Holdings (% of Total Net Assets)

Amazon.com, Inc.	2.5%
American Express Co.	2.1%
Cerner Corp.	1.9%
Google, Inc. — Class A	1.9%
International Paper Co.	1.8%
Liberty Media Corp — Interactive	1.6%
Philip Morris International, Inc.	1.6%
Apple, Inc.	1.5%
Allscripts Healthcare Solutions, Inc.	1.5%
Weyerhaeuser Co.	1.4%

Top Ten Total	17.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INTERNATIONAL OPPORTUNITY FUND
OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	August 31, 2007
C-Class	August 31, 2007
H-Class	August 31, 2007
The Fund invests principally in exchange traded funds and derivative investments such as swap agreements, futures contracts and options on currencies.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

FUND PROFILES (Unaudited) (continued)

ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 7, 2008
C-Class	March 7, 2008
H-Class	March 7, 2008

Holdings (% of Total Net Assets)

RSF — Multi-Hedge Strategies Fund	23.1%
RSF — Managed Futures Strategy Fund	22.6%
RSF — Global Market Neutral Fund	21.3%
PowerShares DB G10 Currency Harvest Fund	19.0%
RSF — Long/Short Commodities Strategy Fund	5.9%
RSF — Real Estate Fund	5.7%
RSF — Commodities Strategy Fund	1.6%

Grand Total	99.2%

“Holdings” exclude any temporary cash or derivative investments.

GLOBAL 130/30 STRATEGY FUND
OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	September 23, 2002
H-Class	September 23, 2002

Ten Largest Long Holdings (% of Total Net Assets)

iShares Russell 2000 Index Fund	3.9%
Oil Search Ltd.	2.7%
Apple, Inc.	2.7%
Goldman Sachs Group, Inc.	2.6%
Standard Chartered PLC	2.6%
ACE Ltd.	2.6%
Express Scripts, Inc.	2.5%
Toyo Suisan Kaisha Ltd.	2.4%
Atos Origin SA	2.4%
Life Technologies Corp.	2.3%

Top Ten Total	26.7%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

GLOBAL MARKET NEUTRAL FUND
OBJECTIVE: Seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 30, 2009
C-Class	March 30, 2009
H-Class	March 30, 2009

Ten Largest Long Holdings
(% of Total Net Assets)

USG People NV	3.6%
WESCO International, Inc.	3.5%
Forest Oil Corp.	3.0%
Idemitsu Kosan Company Ltd	3.0%
Transurban Group	2.6%
Swiss Prime Site AG	2.6%
Catlin Group Ltd.	2.5%
Onex Corp.	2.5%
Mediceo Paltac	2.4%
Endesa SA	2.4%

Top Ten Total	28.1%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

MULTI-HEDGE STRATEGIES FUND
OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification
(Market Exposure as % of Net Assets)
“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 19, 2005
C-Class	September 19, 2005
H-Class	September 19, 2005

Ten Largest Consolidated Long Holdings
(% of Total Net Assets)

Schering-Plough Corp.	1.7%
Wyeth	1.7%
Atlas Energy, Inc.	1.6%
Metavante Technologies, Inc.	1.4%
Sun Microsystems, Inc.	1.2%
BJ Services Co.	0.9%
iShares MSCI Chile Investable Market Index Fund	0.8%
Marvel Entertainment, Inc.	0.7%
Liberty All Star Equity Fund	0.7%
Affiliated Computer Services, Inc. — Class A	0.7%

Top Ten Total	11.4%

“Ten Largest Consolidated Long Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited) (concluded)

COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCI™ Commodity Index.

Consolidated Holdings Diversification
(Market Exposure as % of Net Assets)
“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in exchange traded funds and in derivative instruments such as structured notes, futures contracts, and options on index futures.

10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 98.0%

INFORMATION TECHNOLOGY 28.2%
Google, Inc. — Class A*	7,800	$3,867,630
Apple, Inc.*	16,500	3,058,605
International Business Machines Corp.	23,600	2,822,796
Intel Corp.	133,300	2,608,681
Hewlett-Packard Co.	52,600	2,483,246
eBay, Inc.*	80,800	1,907,688
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	173,400	1,900,464
Yahoo!, Inc.*	98,400	1,752,504
EMC Corp.*	82,300	1,402,392
Texas Instruments, Inc.	56,400	1,336,116
Visa, Inc.	18,500	1,278,535
Dell, Inc.*	82,500	1,258,950
Infosys Technologies Ltd. — SP ADR	25,500	1,236,495
Accenture PLC — Class A*	30,400	1,133,008
Baidu, Inc. — SP ADR*	2,800	1,094,940
Applied Materials, Inc.	79,100	1,059,940
MasterCard, Inc.	5,200	1,051,180
Automatic Data Processing, Inc.	26,500	1,041,450
Broadcom Corp. — Class A*	31,000	951,390
ASML Holding NV	31,100	919,627
Western Union Co.	43,900	830,588
Marvell Technology Group Ltd.*	49,900	807,881
Cognizant Technology Solutions Corp. — Class A*	20,400	788,664
Paychex, Inc.	26,600	772,730
VeriSign, Inc.*	32,300	765,187
NVIDIA Corp.*	47,800	718,434
NetApp, Inc.*	26,900	717,692
Micron Technology, Inc.*	85,300	699,460
Analog Devices, Inc.	25,300	697,774
Western Digital Corp.*	18,900	690,417
Seagate Technology	45,200	687,492
Xilinx, Inc.	28,700	672,154
Akamai Technologies, Inc.*	33,800	665,184
Computer Sciences Corp.*	12,600	664,146
KLA-Tencor Corp.	18,500	663,410
Equinix, Inc.*	7,100	653,200
Altera Corp.	31,700	650,167
Fiserv, Inc.*	13,100	631,420
Linear Technology Corp.	22,800	629,964
Sun Microsystems, Inc.*	64,000	581,760
Maxim Integrated Products, Inc.	32,000	580,480
SanDisk Corp.*	26,100	566,370
Sohu.com, Inc.*	8,100	557,118

		MARKET
	SHARES	VALUE

Affiliated Computer Services, Inc. — Class A*	10,200	$552,534
IAC/InterActiveCorp*	27,100	547,149
Amdocs Ltd.*	20,200	542,976
Rackspace Hosting, Inc.*	30,500	520,330
Fidelity National Information Services, Inc.	20,300	517,853
Teradata Corp.*	18,100	498,112
Metavante Technologies, Inc.*	13,800	475,824
MercadoLibre, Inc.*	12,100	465,366
Global Payments, Inc.	9,800	457,660
Omniture, Inc.*	20,933	448,803
Digital River, Inc.*	11,112	448,036
ValueClick, Inc.*	29,000	382,510
j2 Global Communications, Inc.*	15,600	358,956
QLogic Corp.*	20,500	352,600
Diebold, Inc.	10,500	345,765
NCR Corp.*	24,000	331,680
STEC, Inc.*	8,600	252,754
SAIC, Inc.*	10,700	187,678

Total Information Technology		57,543,915

HEALTH CARE 25.5%
Cerner Corp.*	52,600	3,934,480
Allscripts Healthcare Solutions, Inc.	150,000	3,040,500
Amgen, Inc.*	47,200	2,842,856
Gilead Sciences, Inc.*	51,400	2,394,212
IMS Health, Inc.	144,400	2,216,540
Celgene Corp.*	33,900	1,895,010
Eclipsys Corp.*	91,200	1,760,160
HLTH Corp.*	118,300	1,728,363
MedAssets, Inc.*	76,100	1,717,577
Johnson & Johnson	27,600	1,680,564
athenahealth, Inc.*	42,000	1,611,540
Novartis AG — SP ADR	30,600	1,541,628
Genzyme Corp.*	25,200	1,429,596
Pfizer, Inc.	84,100	1,391,855
Biogen Idec, Inc.*	27,500	1,389,300
BioMarin Pharmaceuticals, Inc.*	75,600	1,366,848
Sanofi-Aventis — SP ADR	35,900	1,326,505
GlaxoSmithKline PLC — SP ADR	33,500	1,323,585
Abbott Laboratories	23,800	1,177,386
Merck & Company, Inc.	33,700	1,065,931
Wyeth	21,800	1,059,044
AstraZeneca PLC — SP ADR	23,300	1,047,335
Phase Forward, Inc.*	70,500	989,820
Vertex Pharmaceuticals, Inc.*	25,200	955,080
Computer Programs & Systems, Inc.	22,100	915,161
Schering-Plough Corp.	31,600	892,700
Bristol-Myers Squibb Co.	38,900	876,028

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

Teva Pharmaceutical Industries Ltd. — SP ADR	17,300	$874,688
Omnicell, Inc.*	72,309	805,522
Eli Lilly & Co.	24,300	802,629
Cephalon, Inc.*	13,200	768,768
Alexion Pharmaceuticals, Inc.*	16,200	721,548
Dendreon Corp.*	25,300	708,147
Human Genome Sciences, Inc.*	32,500	611,650
United Therapeutics Corp.*	12,400	607,476
Myriad Genetics, Inc.*	19,900	545,260
Allergan, Inc.	9,500	539,220
OSI Pharmaceuticals, Inc.*	15,000	529,500
Onyx Pharmaceuticals, Inc.*	16,000	479,520
Shire PLC — SP ADR	7,800	407,862
Myriad Pharmaceuticals, Inc.*	13,600	79,696

Total Health Care		52,051,090

FINANCIALS 11.9%
American Express Co.	129,100	4,376,490
Capital One Financial Corp.	76,300	2,726,199
Brookfield Asset Management, Inc. — Class A	102,600	2,330,046
Discover Financial Services	135,178	2,193,939
Brookfield Properties Corp.	131,800	1,484,068
SLM Corp.*	161,200	1,405,664
CB Richard Ellis Group, Inc. — Class A*	95,352	1,119,433
Forest City Enterprises, Inc. — Class A	74,200	992,054
AmeriCredit Corp.*	62,600	988,454
The St. Joe Co.*	33,100	963,872
Jones Lang LaSalle, Inc.	18,600	881,082
Cash America International, Inc.	22,569	680,681
Student Loan Corp.	13,931	646,398
Ezcorp, Inc.*	41,256	563,557
Forestar Real Estate Group, Inc.*	32,000	549,760
First Cash Financial Services, Inc.*	28,200	483,066
Nelnet, Inc. — Class A*	35,978	447,566
World Acceptance Corp.*	17,400	438,654
Dollar Financial Corp.*	26,300	421,326
Advance America Cash Advance Centers, Inc.	73,446	411,298
China Housing & Land Development, Inc.*	54,700	210,595

Total Financials		24,314,202

INDUSTRIALS 10.5%
Southwest Airlines Co.	182,700	1,753,920
Delta Air Lines, Inc.*	194,500	1,742,720
Masco Corp.	119,200	1,540,064
Owens Corning, Inc.*	54,400	1,221,280
Armstrong World Industries, Inc.*	31,200	1,075,152
Lennox International, Inc.	29,600	1,069,152

		MARKET
	SHARES	VALUE

AMR Corp.*	130,800	$1,039,860
Continental Airlines, Inc. — Class B*	61,400	1,009,416
USG Corp.*	58,300	1,001,594
JetBlue Airways Corp.*	142,700	853,346
Simpson Manufacturing Company, Inc.	33,400	843,684
UAL Corp.*	84,700	780,934
Copa Holdings SA	17,500	778,575
Alaska Air Group, Inc.*	24,500	656,355
Universal Forest Products, Inc.	16,400	647,144
SkyWest, Inc.	37,200	616,776
Ameron International Corp.	8,200	573,836
Quanex Building Products Corp.	39,000	560,040
Allegiant Travel Co.*	14,500	552,305
Griffon Corp.*	54,800	551,836
AirTran Holdings, Inc.*	88,000	550,000
US Airways Group, Inc.*	115,600	543,320
Apogee Enterprises, Inc.	33,600	504,672
Gibraltar Industries, Inc.	35,000	464,450
Trex Company, Inc.*	21,200	385,840
NCI Building Systems, Inc.*	56,400	180,480

Total Industrials		21,496,751

CONSUMER DISCRETIONARY 9.9%
Amazon.com, Inc.*	55,600	5,190,816
Liberty Media Corp — Interactive*	296,200	3,249,314
Priceline.com, Inc.*	15,700	2,603,374
Expedia, Inc.*	87,400	2,093,230
Netflix, Inc.*	27,200	1,255,824
HSN, Inc.*	76,419	1,244,101
Blue Nile, Inc.*	16,900	1,049,828
Ticketmaster Entertainment, Inc.*	84,350	986,052
Shutterfly, Inc.*	37,557	624,573
PetMed Express, Inc.	27,800	524,030
Overstock.com, Inc.*	34,600	507,582
NutriSystem, Inc.	32,735	499,536
Stamps.com, Inc.*	30,559	282,671

Total Consumer Discretionary		20,110,931

MATERIALS 8.0%
International Paper Co.	167,200	3,716,856
Weyerhaeuser Co.	80,300	2,942,995
MeadWestvaco Corp.	104,600	2,333,626
Domtar Corp.*	46,108	1,623,924
Schweitzer-Mauduit International, Inc.	25,100	1,364,436
Louisiana-Pacific Corp.*	163,100	1,087,877
Clearwater Paper Corp.*	21,600	892,728
Deltic Timber Corp.	18,185	832,327
Wausau Paper Corp.	81,240	812,400
Glatfelter	69,300	795,564

Total Materials		16,402,733

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 4.0%
Philip Morris International, Inc.	65,800	$3,207,092
Altria Group, Inc.	107,300	1,911,013
Reynolds American, Inc.	26,400	1,175,328
Lorillard, Inc.	15,327	1,138,796
Vector Group Ltd.	22,017	343,025
Universal Corp.	8,000	334,560
Star Scientific, Inc.*	94,900	88,257

Total Consumer Staples		8,198,071

Total Common Stocks
(Cost $170,625,870)		200,117,693

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 2.0%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$1,713,762	1,713,762
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	1,036,826	1,036,826
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	899,725	899,725
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	428,441	428,441
Credit Suisse Group
issued 10/30/09 at 0.03%
due 10/01/09	140,821	140,821

Total Repurchase Agreements
(Cost $4,219,575)		4,219,575

Total Investments 100.0%(a)
(Cost $174,845,445)		$204,337,268

Liabilities in Excess of Other Assets 0.0%		$(100,360)

Net Assets – 100.0%		$204,236,908

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     INTERNATIONAL OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUND 20.2%
iShares MSCI Austria Investable Market Index Fund	271,000	$5,945,740

Total Exchange Traded Fund (Cost $4,843,588)		5,945,740

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 70.0%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$8,380,650	8,380,650
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	5,070,294	5,070,294
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	4,399,841	4,399,841
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	2,095,163	2,095,163
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	688,643	688,643

Total Repurchase Agreements (Cost $20,634,591)		20,634,591

Total Investments 90.2%(a) (Cost $25,478,179)		$26,580,331

Other Assets in Excess of Liabilities – 9.8%		$2,899,046

Net Assets – 100.0%		$29,479,377

		Unrealized
	Contracts	GAIN

CURRENCY FUTURES CONTRACTS PURCHASED(b)
December 2009 Japanese Yen
Futures Contracts
(Aggregate Market Value of Contracts $6,686,400)	48	$209,260
December 2009 Swedish Krona
Futures Contracts
(Aggregate Market Value of Contracts $5,462,500)	19	118,411
December 2009 EURO
Currency Futures Contracts
(Aggregate Market Value of Contracts $3,475,100)	19	63,983

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2009 Australian Dollar
Futures Contracts
(Aggregate Market Value of Contracts $1,841,700)	21	$62,450
December 2009 Swiss Franc
Currency Futures Contracts
(Aggregate Market Value of Contracts $2,051,688)	17	37,006
December 2009 British Pound
Futures Contracts
(Aggregate Market Value of Contracts $4,693,538)	47	(121,335)

(Total Aggregate Market Value of Contracts $24,210,925)		$369,775

FUTURES CONTRACTS PURCHASED(b)
December 2009 FTSE/MIB Index
Futures Contracts
(Aggregate Market Value of Contracts $7,048,898)	41	$212,720
October 2009 IBEX 35 Index
Futures Contracts
(Aggregate Market Value of Contracts $7,043,366)	41	210,951
October 2009 SGX MSCI Singapore Index Futures Contracts (Aggregate Market Value of Contracts $2,674,790)	59	24,987
October 2009 OMX Stockholm 30 Index
Futures Contracts
(Aggregate Market Value of Contracts $5,194,626)	403	(61,298)
October 2009 Hang Seng Index
Futures Contracts
(Aggregate Market Value of Contracts $2,289,404)	17	(74,383)

(Total Aggregate Market Value of Contracts $24,251,083)		$312,977

†	Repurchase Agreements — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.
14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ALTERNATIVE STRATEGIES ALLOCATION FUND

		MARKET
	SHARES	VALUE

CURRENCY EXCHANGE TRADED FUND 19.0%
PowerShares DB G10 Currency Harvest Fund*	327,160	$7,524,680

Total Currency Exchange Traded Fund (Cost $7,706,947)		7,524,680

MUTUAL FUNDS † 80.2%
RSF — Multi-Hedge Strategies Fund	447,512	9,160,565
RSF — Managed Futures Strategy Fund	328,686	8,979,691
RSF — Global Market Neutral Fund*	350,038	8,435,925
RSF — Long/Short Commodities Strategy Fund*	91,732	2,351,079
RSF — Real Estate Fund	108,044	2,272,168
RSF — Commodities Strategy Fund	42,365	651,577

Total Mutual Funds (Cost $30,974,387)		31,851,005

	FACE
	AMOUNT
REPURCHASE AGREEMENT†† 0.7%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$279,959	279,959

Total Repurchase Agreement (Cost $279,959)		279,959

Total Investments 99.9%(a) (Cost $38,961,293)		$39,655,644

Other Assets in Excess of Liabilities – 0.1%		$42,625

Net Assets – 100.0%		$39,698,269

*	Non-Income Producing Security.

†	A-Class shares of Affiliated Funds.

††	Repurchase Agreement — See Note 7.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

RSF—Rydex Series Funds.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 125.0%

FINANCIALS 23.6%
Goldman Sachs Group, Inc.§	2,092	$385,660
Standard Chartered PLC§	15,392	379,542
ACE Ltd.*§	7,022	375,396
DBS Group Holdings Ltd.§	32,000	301,668
JPMorgan Chase & Co.§	5,465	239,476
Lancashire Holdings Ltd.§	28,426	232,133
Hartford Financial Services Group, Inc.§	5,900	156,350
Redwood Trust, Inc.§	9,600	148,800
Tower Group, Inc.§	5,700	139,023
Allianz SE§	1,072	133,924
Amtrust Financial Services, Inc.	9,700	110,677
Tokyu Land Corp.	26,000	103,971
Seven Bank Ltd.§	39	96,441
CNP Assurances*§	941	95,883
Nelnet, Inc. — Class A*	6,400	79,616
AllianceBernstein Holding LP§	2,800	76,384
PHH Corp.*§	3,300	65,472
RSA Insurance Group PLC§	30,309	64,856
Aspen Insurance Holdings Ltd.§	2,383	63,078
Catlin Group Ltd.§	9,880	55,451
Bolsas y Mercados Espanoles§	1,298	50,545
Osaka Securities Exchange Company Ltd.§	11	49,992
Aeon Credit Service Company Ltd.	3,600	36,251

Total Financials		3,440,589

INFORMATION TECHNOLOGY 21.4%
Apple, Inc.*§	2,125	393,911
Atos Origin SA*§	6,791	342,854
NetEase.com, Inc. — SP ADR*§	6,528	298,199
Check Point Software Technologies Ltd.*§	9,945	281,941
Ubisoft Entertainment*§	14,054	266,128
Gree, Inc.§	4,866	265,049
Cisco Systems, Inc.*§	8,667	204,021
MicroStrategy, Inc. — Class A*§	2,500	178,850
Net 1 UEPS Technologies, Inc.*	6,500	136,240
Seagate Technology§	8,500	129,285
Amkor Technology, Inc.*§	18,100	124,528
Shanda Interactive Entertainment Ltd.*§	1,700	87,040
STEC, Inc.*§	2,800	82,292
Neopost SA§	888	79,697
Syntel, Inc.§	1,500	71,595
Wright Express Corp.*§	1,900	56,069
Fuji Soft, Inc.§	2,500	42,105
Hosiden Corp.§	2,900	39,313
TeleTech Holdings, Inc.*§	2,100	35,826

Total Information Technology		3,114,943

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 17.1%
Toyo Suisan Kaisha Ltd.§	12,981	$351,366
Marine Harvest*§	450,798	327,227
Parmalat SpA§	109,571	302,890
Philip Morris International, Inc.§	5,708	278,208
Kimberly-Clark Corp.§	3,593	211,915
Altria Group, Inc.§	11,640	207,308
Charoen Pokphand Foods PLC	537,200	127,733
Japan Tobacco, Inc.§	29	99,493
Bare Escentuals, Inc.*§	8,100	96,309
CVS Caremark Corp.§	2,431	86,884
Empire Company Ltd.	1,780	72,666
Metro, Inc. — Class A	2,200	71,895
Archer-Daniels-Midland Co.	2,400	70,128
Kroger Co.§	2,863	59,092
American Italian Pasta Co.*§	1,800	48,924
Bunge Ltd.	600	37,566
Cal-Maine Foods, Inc.§	1,320	35,336

Total Consumer Staples		2,484,940

CONSUMER DISCRETIONARY 16.1%
ITT Educational Services, Inc.*§	2,860	315,773
Honda Motor Company Ltd.§	8,900	274,113
Time Warner Cable, Inc.§	6,300	271,467
Comcast Corp. — Class A§	14,400	243,216
Garmin Ltd.§	4,900	184,926
Corinthian Colleges, Inc.*	8,900	165,184
Rent-A-Center, Inc.*	8,400	158,592
Culture Convenience
Club Company Ltd.	22,100	143,764
William Hill PLC	48,300	136,081
Jo-Ann Stores, Inc.*	4,000	107,320
Apollo Group, Inc. — Class A*§	1,300	95,771
Sumitomo Rubber Industries Ltd.	7,800	73,591
Pace PLC	13,646	49,634
Dillard’s, Inc. — Class A§	3,100	43,710
David Jones Ltd.§	7,267	37,442
Jarden Corp.§	1,300	36,491

Total Consumer Discretionary		2,337,075

ENERGY 13.4%
Oil Search Ltd.§	70,407	400,657
BG Group PLC§	16,997	294,986
Forest Oil Corp.*§	11,600	227,012
Occidental Petroleum Corp.§	2,600	203,840
CNOOC Ltd.§	106,000	142,518
World Fuel Services Corp.§	2,520	121,136
Repsol YPF, SA§	3,770	102,560
Esso Thailand PCL	411,700	89,888
Neste Oil OYJ§	4,678	86,393
Precision Drilling Trust	9,800	65,535
Nippon Mining Holdings, Inc.§	12,500	61,543
Plains Exploration & Production Co.*§	2,200	60,852

16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

Eni SpA§	2,024	$50,589
Thai Oil PCL	33,900	45,879

Total Energy		1,953,388

HEALTH CARE 11.1%
Express Scripts, Inc.*§	4,713	365,635
Life Technologies Corp.*§	7,174	333,950
Lonza Group AG§	2,293	250,033
Emergency Medical Services Corp.*§	3,900	181,350
Alapis SA	132,518	116,354
Stada Arzneimittel AG*§	3,769	103,029
Bruker Corp.*§	8,300	88,561
Medco Health Solutions, Inc.*§	1,400	77,434
Watson Pharmaceuticals, Inc.*§	1,632	59,796
Kinetic Concepts, Inc.*	1,000	36,980

Total Health Care		1,613,122

INDUSTRIALS 8.6%
BAE Systems PLC§	53,259	297,297
Allegiant Travel Co.*§	7,451	283,809
Thomas & Betts Corp.*§	4,300	129,344
Suntech Power Holdings Company Ltd. — SP ADR*	8,305	126,236
EnerSys*§	4,700	103,964
Trinity Industries, Inc.§	4,834	83,097
Yangzijiang Shipbuilding Holdings Ltd.	110,000	75,353
Imtech NV§	2,754	70,225
MTU Aero Engines Holding AG§	1,044	49,439
Maire Tecnimont SpA	7,300	35,466

Total Industrials		1,254,230

MATERIALS 5.9%
Randgold Resources Ltd. — SP ADR§	3,615	252,616
Syngenta AG§	703	161,521
Thompson Creek Metals Company, Inc.*	6,400	77,288
Chongqing Iron & Steel Company Ltd.	178,000	68,443
Boliden AB§	4,736	50,885
PT Semen Gresik (Persero) Tbk	77,000	50,296
Western Coal Corp.*	16,500	44,536
Schnitzer Steel Industries, Inc. — Class A	800	42,600
Kazakhmys PLC*§	2,478	42,531
Kyoei Steel Ltd.§	1,600	38,407
AK Steel Holding Corp.§	1,800	35,514

Total Materials		864,637

TELECOMMUNICATION SERVICES 4.7%
Tandberg ASA§	13,800	330,403
China Unicom Hong Kong Ltd.§	172,000	243,684
Telstra Corp Ltd.	25,004	72,136
Telkom SA Ltd.§	7,472	42,990

Total Telecommunication Services		689,213

		MARKET
	SHARES	VALUE

UTILITIES 3.1%
United Utilities Group PLC§	15,669	$114,309
Kyushu Electric Power Company, Inc.§	4,676	105,995
Allegheny Energy, Inc.§	3,700	98,124
Endesa SA*§	2,558	84,524
Mirant Corp.*§	3,300	54,219

Total Utilities		457,171

Total Common Stocks (Cost $15,644,851)		18,209,308

EXCHANGE TRADED FUND 3.9%
iShares Russell 2000 Index Fund	9,500	572,185

Total Exchange Traded Fund (Cost $581,206)		572,185

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 17.0%
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	$1,007,791	1,007,791
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	609,714	609,714
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	529,091	529,091
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	251,948	251,948
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	82,811	82,811

Total Repurchase Agreements (Cost $2,481,355)		2,481,355

Total Long Securities 145.9%(a) (Cost $18,707,412)		21,262,848

	SHARES
COMMON STOCKS SOLD SHORT (24.3)%
UTILITIES (0.3)%
Ormat Technologies, Inc.	1,100	(44,902)

Total Utilities		(44,902)

CONSUMER DISCRETIONARY (0.8)%
Unibet Group PLC	1,390	(38,483)
Warner Music Group Corp.*	14,300	(79,079)

Total Consumer Discretionary		(117,562)

FINANCIALS (0.8)%
The St. Joe Co.*	4,100	(119,392)

Total Financials		(119,392)

TELECOMMUNICATION SERVICES (0.9)%
Clearwire Corp.*	16,400	(133,332)

Total Telecommunication Services		(133,332)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

MATERIALS (2.2)%
Harmony Gold Mining Company Ltd.	3,387	$(36,070)
Osisko Mining Corp.*	4,900	(36,428)
Ivanhoe Mines Ltd.*	2,900	(37,269)
Fortescue Metals Group Ltd.*	22,361	(75,362)
NovaGold Resources, Inc.*	26,600	(136,640)

Total Materials		(321,769)

ENERGY (3.4)%
Niko Resources Ltd.	500	(39,110)
Goodrich Petroleum Corp.*	2,400	(61,944)
Eastern Star Gas Ltd.*	110,646	(90,297)
Paladin Energy Ltd.*	23,386	(92,847)
BPZ Resources, Inc.*	13,600	(102,272)
Soco International PLC*	4,784	(108,103)

Total Energy		(494,573)

INDUSTRIALS (4.0)%
Fastenal Co.	900	(34,830)
First Solar, Inc.*	400	(61,144)
Beijing Capital International Airport Company Ltd.*	174,000	(108,216)
SunPower Corp.*	4,000	(119,560)
Melco International Development Ltd.*	195,000	(124,799)
Ener1, Inc.*	20,300	(140,476)

Total Industrials		(589,025)

The pie-chart above reflects percentages of the market value of Long Stocks.

		MARKET
	SHARES	VALUE

INFORMATION TECHNOLOGY (5.1)%
Concur Technologies, Inc.*	900	$(35,784)
Wirecard AG	3,409	(40,608)
Netlogic Microsystems, Inc.*	1,200	(54,000)
Cavium Networks, Inc.*	2,800	(60,116)
MEMC Electronic Materials, Inc.*	5,400	(89,802)
Rambus, Inc.*	5,800	(100,920)
Riverbed Technology, Inc.*	4,700	(103,212)
TiVo, Inc.*	11,700	(121,212)
Infinera Corp.*	16,400	(130,380)

Total Information Technology		(736,034)

HEALTH CARE (6.8)%
Alnylam Pharmaceuticals, Inc.*	1,900	(43,092)
Acorda Therapeutics, Inc.*	2,400	(55,872)
Auxilium Pharmaceuticals, Inc.*	2,000	(68,420)
Dendreon Corp.*	2,500	(69,975)
Savient Pharmaceuticals, Inc.*	7,000	(106,400)
AMAG Pharmaceuticals, Inc.*	2,500	(109,200)
Salix Pharmaceuticals Ltd.*	5,400	(114,804)
Volcano Corp.*	7,800	(131,196)
Conceptus, Inc.*	7,600	(140,904)
So-net M3, Inc.	41	(143,860)

Total Health Care		(983,723)

Total Common Stocks Sold Short(a)
(Proceeds $3,035,315)		(3,540,312)

Liabilities in Excess of
Other Assets – (45.9)%		$(6,693,520)

Net Assets – 100.0%		$14,569,328

The pie chart above reflects percentages of the market value of Short Stocks.

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short security collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by

ASC 820 — See Note 8.

ADR—American Depository Receipt.
18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 98.3%

INDUSTRIALS 19.9%
USG People NV*§	17,596	$364,872
WESCO International, Inc.*§	12,400	357,120
Transurban Group	73,276	265,059
Panalpina WeltTransport*§	2,860	236,240
Otter Tail Power Co.§	9,500	227,335
Saab AB*§	16,455	197,096
Impregilo SpA*	43,961	192,352
Trinity Industries, Inc.§	10,400	178,776
Deluxe Corp.§	10,200	174,420
Downer EDI Ltd.§	24,000	173,417
Trevi Finanziaria SpA*§	9,837	171,160
European Aeronautic Defence and Space Co. NV*§	7,386	165,857
Maire Tecnimont SpA	29,038	141,079
Navistar International Corp.*§	3,500	130,970
Triumph Group, Inc.§	2,700	129,573
Golden Ocean GRP*	86,000	110,321
Northrop Grumman Corp.§	2,100	108,675
Macquarie Airports	42,741	107,093
EnerSys*§	4,400	97,328
The Brink’s Co.§	3,500	94,185
Weichai Power Company Ltd.	17,000	89,606
Genco Shipping & Trading Ltd.§	4,100	85,198
Gol Linhas Aereas Inteligentes SA — SP ADR§	7,400	75,998
Barloworld Ltd.§	11,123	72,554
Alaska Air Group, Inc.*§	2,700	72,333
NEC Networks & System Integration Corp.§	3,700	50,405

Total Industrials		4,069,022

ENERGY 14.2%
Forest Oil Corp.*§	15,700	307,249
Idemitsu Kosan Company Ltd.§	3,700	305,397
Fred Olsen Energy ASA*§	6,400	238,654
World Fuel Services Corp.§	4,500	216,315
Murphy Oil Corp.§	3,500	201,495
Sunoco Logistics Partners LP§	3,400	201,450
Petrobras Energia SA — SP ADR*§	11,201	200,615
Tesoro Corp.§	11,000	164,780
Lukoil OAO — SP ADR§	2,700	148,095
GulfMark Offshore, Inc.*§	4,100	134,234
Valero Energy Corp.§	6,700	129,913
Mariner Energy, Inc.*§	8,900	126,202
ConocoPhillips§	2,600	117,416
Sunoco, Inc.§	3,500	99,575
Nippon Mining Holdings, Inc.§	20,000	98,468
Caltex Australia Ltd.*§	7,782	83,144

		MARKET
	SHARES	VALUE

Nexen, Inc.*	3,100	$70,472
Itochu Enex Company Ltd.§	10,200	59,422

Total Energy		2,902,896

FINANCIALS 14.2%
Swiss Prime Site AG*§	4,995	263,897
Catlin Group Ltd.§	45,782	256,950
Onex Corp.	10,400	254,876
AMP Ltd.§	39,149	225,199
Aeon Credit Service Company Ltd.§	21,600	217,504
Banco Santander Chile — SP ADR§	3,400	195,636
PHH Corp.*§	9,800	194,432
RSA Insurance Group PLC	86,906	185,964
Seven Bank Ltd.§	75	185,464
Endurance Specialty Holdings Ltd.§	5,000	182,350
Zurich Financial Services*§	468	111,321
Hopson Development Holding Ltd.	54,000	93,924
Amlin PLC§	14,989	91,910
Brit Insurance Holdings PLC	27,600	89,890
Vastned Retail NV*§	1,181	76,026
Osaka Securities Exchange Company Ltd.§	14	63,626
Beazley PLC§	32,439	61,223
Fuyo General Lease Company Ltd.§	2,600	58,502
United Bankshares, Inc.§	2,900	56,811
Altisource Portfolio Solutions SA*§	1,633	23,580

Total Financials		2,889,085

INFORMATION TECHNOLOGY 13.7%
Western Digital Corp.*§	6,700	244,751
Oki Electric Industry Company Ltd.*	212,000	188,917
Perfect World Company Ltd.*§	3,700	177,970
Seagate Technology§	11,500	174,915
Mitsumi Electric Company Ltd.§	8,000	172,698
CommScope, Inc.*§	5,700	170,601
Fuji Soft, Inc.§	9,800	165,053
MicroStrategy, Inc. — Class A*§	2,300	164,542
InterDigital, Inc.*§	7,100	164,436
ASM Pacific Technology Ltd.§	22,000	155,986
Accenture PLC — Class A§	3,800	141,626
Wright Express Corp.*§	4,500	132,795
Groupe Steria SCA*§	3,388	120,478
Sybase, Inc.*§	2,800	108,920
Nihon Unisys Ltd.§	10,700	96,303
SYNNEX Corp.*§	2,900	88,392
IT Holdings Corp.§	5,500	75,906

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

Harris Corp.§	1,800	$67,680
Tessera Technologies, Inc.*§	2,400	66,936
Intel Corp.§	2,900	56,753
Symantec Corp.*§	3,200	52,704

Total Information Technology		2,788,362

HEALTH CARE 11.1%
Medipal Holdings Corp.§	17,600	247,606
Cephalon, Inc.*§	3,700	215,488
Emergency Medical Services Corp.*§	4,300	199,950
Healthsouth Corp.*§	11,100	173,604
Takeda Pharmaceutical Co.§	3,400	141,643
Stada Arzneimitt AG§	5,108	139,632
Cubist Pharmaceuticals, Inc.*§	5,800	117,160
EGIS PLC*§	1,074	114,373
Martek Biosciences Corp.*§	4,900	110,691
Bruker Corp.*§	9,000	96,030
Selcuk Ecza Deposu Ticaret ve Sanayi AS	56,572	92,253
Mochida Pharmaceutical Co.§	8,000	84,656
AstraZeneca PLC§	1,873	83,945
PDL BioPharma, Inc.§	10,500	82,740
Biogen Idec, Inc.*§	1,600	80,832
TOHO Holdings§	5,700	78,730
UCB SA*§	1,567	66,133
Humana, Inc.*§	1,600	59,680
Community Health Systems, Inc.*§	1,700	54,281
Biotest AG*	504	30,424

Total Health Care		2,269,851

CONSUMER DISCRETIONARY 10.4%
Ruby Tuesday, Inc.*§	23,200	195,344
Toyo Tire & Rubber Company Ltd.*§	81,000	194,887
Promotora de Informaciones, SA — Prisa*	32,778	187,070
Sumitomo Rubber Industries Ltd.§	19,100	180,203
American Greetings Corp. — Class A§	7,900	176,170
Daiichikosho Company Ltd.§	10,400	133,801
Astra International Tbk PT§	33,900	117,218
Quebecor, Inc. — Class B	4,900	111,894
T-GAIA Corp.§	66	105,791
Apollo Group, Inc. — Class A*§	1,300	95,771
Ford Motor Co.*§	12,300	88,683
Jarden Corp.§	3,000	84,210
Tsingtao Brewery Company Ltd. — H	22,000	83,173
Shangri-La Asia Ltd.	36,000	67,819
Bob Evans Farms, Inc.§	2,300	66,838
Cracker Barrel Old Country Store, Inc.§	1,900	65,360

		MARKET
	SHARES	VALUE

Dillard’s, Inc. — Class A§	4,100	$57,810
Rightmove PLC§	6,325	56,099
Haseko Corp.*	52,000	50,972

Total Consumer Discretionary		2,119,113

MATERIALS 7.5%
Kazakhmys PLC*§	12,447	213,633
Kyoei Steel Ltd.§	7,000	168,031
Xstrata PLC*§	10,264	151,397
Metalurgica Gerdau SA-Pref	9,000	151,194
Reliance Steel & Aluminum Co.§	2,800	119,168
AK Steel Holding Corp.§	5,800	114,434
DIC Corp.	79,000	112,637
Crown Holdings, Inc.*§	3,700	100,640
Taiheiyo Cement Corp.*	71,000	94,904
Huhtamaki Oyj*§	5,086	64,752
Sumitomo Osaka Cement Company Ltd.	34,000	64,383
Osaka Steel Company Ltd.§	3,600	63,118
Israel Corporation Ltd.*§	101	60,879
Ferrexpo PLC	21,569	50,669

Total Materials		1,529,839

CONSUMER STAPLES 3.7%
Dean Foods Co.*§	10,200	181,458
Megmilk Snow Brand Company Ltd.*	8,000	149,262
Metro, Inc. — Class A	4,300	140,522
Universal Corp.§	2,200	92,004
Viterra, Inc.*	7,900	78,801
SABMiller PLC§	2,527	60,979
American Italian Pasta Co.*§	2,200	59,796

Total Consumer Staples		762,822

UTILITIES 2.5%
Endesa SA*§	7,469	246,799
Enersis SA — SP ADR§	8,000	147,600
Gas Natural SDG*§	5,320	117,556

Total Utilities		511,955

TELECOMMUNICATION SERVICES 1.1%
NTT DoCoMo, Inc.§	83	132,578
Nippon Telegraph & Telephone Corp.§	1,800	83,409

Total Telecommunication Services		215,987

Total Common Stocks
(Cost $17,714,944)		20,058,932

20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     GLOBAL MARKET NEUTRAL FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 8.6%†
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$714,913	$714,913
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	432,523	432,523
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	375,330	375,330
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	178,728	178,728
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	58,745	58,745

Total Repurchase Agreements
(Cost $1,760,239)		1,760,239

Total Long Securities 106.9% (a)
(Cost $19,475,183)		21,819,171

	SHARES
COMMON STOCKS SOLD SHORT (93.2)%

CONSUMER STAPLES (1.2)%
Tootsie Roll Industries, Inc.	4,400	(104,632)
Yakult Honsha Company Ltd.	5,100	(136,057)

Total Consumer Staples		(240,689)

UTILITIES (3.8)%
EPCOR Power LP	4,700	(66,986)
EDP Renovaeis SA*	9,990	(109,863)
Iberdrola Renovables SA*	25,706	(126,395)
Ormat Technologies, Inc.	4,800	(195,936)
EQT Corp.	6,600	(281,160)

Total Utilities		(780,340)

ENERGY (9.2)%
Petroplus Holdings AG*	2,281	(57,537)
Whitehaven Coal Ltd.	19,693	(64,633)
BPZ Resources, Inc.*	9,000	(67,680)
Arena Resources, Inc.*	2,300	(81,650)
Soco International PLC*	4,398	(99,381)
CNX Gas Corp.*	3,600	(110,520)
Aquila Resources Ltd.*	18,835	(118,482)
Goodrich Petroleum Corp.*	4,700	(121,307)
Comstock Resources, Inc.*	3,300	(132,264)
Heritage Oil Ltd.*	18,008	(141,474)
Range Resources Corp.	3,100	(153,016)
AOC Holdings, Inc.	33,300	(211,428)
Niko Resources Ltd.	2,900	(226,838)
Arrow Energy Ltd.*	75,193	(283,935)

Total Energy		(1,870,145)

		MARKET
	SHARES	VALUE

FINANCIALS (9.2)%
Macerich Co.	45	$(1,365)
Promise Company Ltd.*	7,750	(42,300)
Climate Exchange PLC*	3,642	(48,221)
Acom Company Ltd.	3,400	(52,340)
Skandinaviska Enskilda Banken AB*	10,594	(71,425)
KeyCorp	12,100	(78,650)
Resona Holdings, Inc.	6,700	(86,199)
Mitsubishi Estate Company Ltd.	6,000	(94,369)
Comerica, Inc.	3,200	(94,944)
Savills PLC	18,400	(97,741)
The Hiroshima Bank Ltd.	26,000	(107,446)
Aozora Bank Ltd.*	104,000	(150,599)
Ping An Insurance Group Company of China Ltd.	19,000	(150,773)
Mizuho Trust & Banking Company Ltd.*	152,000	(160,847)
Signature Bank*	7,100	(205,900)
The St. Joe Co.*	7,400	(215,488)
UBS AG*	12,455	(227,995)

Total Financials		(1,886,602)

MATERIALS (9.3)%
Vulcan Materials Co.	1,000	(54,070)
Agnico-Eagle Mines Ltd.*	900	(60,866)
Kinross Gold Corp.*	2,900	(63,189)
Weyerhaeuser Co.	1,900	(69,635)
K+S AG*	1,330	(72,577)
NovaGold Resources, Inc.*	16,400	(84,244)
Iluka Resources Ltd.*	24,004	(84,288)
Osaka Titanium Technologies Co.	3,100	(88,744)
Harmony Gold Mining Company Ltd.	8,344	(88,860)
Nippon Yakin Kogyo Company Ltd.	18,000	(89,825)
Royal Gold, Inc.	2,000	(91,200)
Silver Standard Resources, Inc.*	4,500	(97,002)
Nisshin Steel Company Ltd.	55,000	(98,023)
Anglogold Ashanti Ltd.	2,525	(101,343)
African Minerals Ltd.*	17,442	(107,105)
Ivanhoe Mines Ltd.*	8,900	(114,377)
Randgold Resources Ltd.	1,999	(139,794)
Intrepid Potash, Inc.*	8,000	(188,720)
Talvivaara Mining Company PLC*	33,872	(205,533)

Total Materials		(1,899,395)

CONSUMER DISCRETIONARY (14.0)%
CKX, Inc.*	9,800	(65,758)
Urban Outfitters, Inc.*	2,200	(66,374)
Lululemon Athletica, Inc.*	3,000	(68,366)
Nikon Corporation	4,000	(73,161)
Consolidated Media Holdings Ltd.	31,739	(83,166)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

Sanrio Company Ltd.	9,900	$(83,589)
Abc-Mart, Inc.	2,700	(84,060)
Gildan Activewear, Inc.*	5,000	(98,814)
Las Vegas Sands Corp.*	6,300	(106,092)
Toho Company Ltd.	7,300	(123,679)
Liberty Media Corp. — Capital*	6,100	(127,612)
ITV PLC	210,529	(148,775)
Goldcrest Company Ltd.	5,360	(162,099)
Harman International Industries, Inc.	4,800	(162,624)
Nokian Renkaat OYJ*	7,277	(169,639)
Wynn Resorts Ltd.*	2,400	(170,136)
Hermes International*	1,562	(230,523)
Rieter Holding AG*	1,070	(242,332)
Tokyo Brodcasting System Holdings, Inc.	17,100	(290,857)
Central European Media Enterprises Ltd. — Class A*	8,500	(291,125)

Total Consumer Discretionary		(2,848,781)

INFORMATION TECHNOLOGY (14.6)%
Playtech Ltd.	8,236	(50,805)
Riverbed Technology, Inc.*	2,400	(52,704)
Access Company Ltd.*	20	(56,519)
Keyence Corp.	300	(64,094)
Rofin-Sinar Technologies, Inc.*	3,100	(71,176)
Infinera Corp.*	9,500	(75,525)
Baidu, Inc. — SP ADR*	200	(78,210)
VMware, Inc.*	2,000	(80,340)
Logitech International Sa*	4,600	(84,548)
Ciena Corp.*	5,500	(89,540)
Formfactor, Inc.*	3,800	(90,896)
Rambus, Inc.*	6,100	(106,140)
Kakaku.com, Inc.	31	(113,951)
NetSuite, Inc.*	7,500	(114,750)
Electronic Arts, Inc.*	6,300	(120,015)
Sina Corp.*	3,200	(121,472)
Infosys Technologies Ltd.	2,600	(126,074)
TiVo, Inc.*	12,600	(130,536)
Constant Contact, Inc.*	7,600	(146,300)
Itron, Inc.*	2,500	(160,350)
Intermec, Inc.*	12,000	(169,200)
Cavium Networks, Inc.*	9,000	(193,230)
Gree, Inc.	3,800	(206,984)
Salesforce.com, Inc.*	3,700	(210,641)
National Instruments Corp.	9,500	(262,485)

Total Information Technology		(2,976,485)

		MARKET
	SHARES	VALUE

HEALTH CARE (14.7)%
Volcano Corp.*	4,000	$(67,280)
Allos Therapeutics, Inc.*	9,500	(68,875)
Theravance, Inc.*	5,800	(84,912)
NuVasive, Inc.*	2,200	(91,872)
Conceptus, Inc.*	6,200	(114,948)
HLTH Corp.*	9,000	(131,490)
MannKind Corp.*	13,700	(134,945)
Auxilium Pharmaceuticals, Inc.*	4,100	(140,261)
Straumann Holding AG*	547	(141,593)
Quality Systems, Inc.	2,300	(141,611)
Savient Pharmaceuticals, Inc.*	10,000	(152,000)
Eurofins Scientific*	3,750	(175,880)
Basilea Pharmaceutica AG*	1,822	(183,378)
Salix Pharmaceuticals Ltd.*	8,800	(187,088)
AMAG Pharmaceuticals, Inc.*	4,400	(192,192)
Zeltia SA*	29,700	(209,923)
Genmab A/S*	8,621	(222,426)
Dendreon Corp.*	8,100	(226,719)
Grupo Ferrovial SA*	6,729	(321,901)

Total Health Care		(2,989,294)

INDUSTRIALS (17.2)%
Michael Page International PLC	9,750	(52,166)
Solarworld AG*	2,206	(53,588)
Mitsui O.S.K. Lines Ltd.	11,000	(65,185)
Japan Steel Works Ltd.	6,000	(68,973)
Volvo AB — B Shares*	7,926	(73,334)
First Solar, Inc.*	500	(76,430)
Daiseki Company Ltd.	3,900	(76,892)
AMR Corp.*	9,700	(77,115)
Nordex AG*	4,439	(77,432)
Continental Airlines, Inc.*	4,900	(80,556)
SunPower Corp.*	3,100	(92,659)
Covanta Holding Corp.*	6,900	(117,300)
Vestas Wind Systems A/S*	1,718	(124,195)
Resources Connection, Inc.*	8,800	(150,128)
Kawasaki Kisen Kaisha Ltd.*	42,000	(155,790)
SMC Corp.	1,300	(159,866)
NGK Insulators Ltd.	7,000	(162,183)
Fanuc Ltd.	1,900	(170,370)
TUI AG*	17,261	(178,079)
Toyo Tanso Company Ltd.	3,500	(181,287)
UAL Corp.*	19,700	(181,634)
Scania AB*	14,797	(183,604)
Sandvik AB*	18,336	(202,529)
American Superconductor Corp.*	6,800	(228,072)

22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

Renewable Energy Corp. AS*	29,000	$(254,536)
Fastenal Co.	7,100	(274,770)

Total Industrials		(3,518,673)

Total Common Stocks Sold Short(a)
(Proceeds $15,805,235)		(19,010,404)

Liabilities in Excess of Other Assets – (6.9)%		$(1,414,022)

Net Assets – 100.0%		$20,403,528

The pie chart above reflects percentages of the market value of Long Stocks.	The pie chart above reflects percentages of the market value of Short Stocks.

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short security collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 45.6%

INFORMATION TECHNOLOGY 9.1%
Metavante Technologies, Inc.*§	52,661	$1,815,751
Sun Microsystems, Inc.*§	178,380	1,621,474
Affiliated Computer Services, Inc. — Class A*§	17,540	950,142
Altera Corp.§	26,520	543,925
Computer Sciences Corp.*§	9,420	496,528
EMC Corp.*§	25,660	437,246
Sohu.com, Inc.*§	5,110	351,466
Hewlett-Packard Co.§	6,880	324,805
Apple Computer, Inc.*§	1,740	322,544
Tech Data Corp.*§	7,530	313,323
Jabil Circuit, Inc.§	21,471	287,926
Diebold, Inc.§	8,500	279,905
SPSS, Inc.*	5,580	278,721
BMC Software, Inc.*§	7,140	267,964
CA, Inc.§	10,950	240,791
Compuware Corp.*§	29,810	218,507
Brocade Communications Systems, Inc.*§	27,710	217,801
F5 Networks, Inc.*§	5,121	202,945
Broadridge Financial Solutions, Inc.§	10,040	201,804
Micron Technology, Inc.*§	24,300	199,260
Dolby Laboratories, Inc. — Class A*§	5,110	195,151
Xilinx, Inc.§	8,320	194,854
QLogic Corp.*§	10,610	182,492
Corning, Inc.§	11,820	180,964
Western Digital Corp.*§	4,760	173,883
Akamai Technologies, Inc.*	8,710	171,413
Global Payments, Inc.§	3,531	164,898
eBay, Inc.*	5,450	128,675
ANSYS, Inc.*§	3,161	118,443
Ingram Micro, Inc. — Class A*§	6,990	117,782
Cypress Semiconductor Corp.*§	11,180	115,489
Red Hat, Inc.*§	4,060	112,218
Fiserv, Inc.*§	2,120	102,184
Broadcom Corp. — Class A*§	3,290	100,970
Ciena Corp.*	6,170	100,448
VMware, Inc.*§	2,190	87,972
Flir Systems, Inc.*§	2,940	82,232
Genpact Ltd.*§	5,540	68,142
Cree, Inc.*	1,580	58,065
Marvell Technology Group Ltd.*§	2,280	36,913
Teradata Corp.*§	1,200	33,024
NeuStar, Inc.*§	990	22,374
Cognizant Technology Solutions Corp. — Class A*§	500	19,330
Google, Inc. — Class A*§	30	14,876
Silicon Laboratories, Inc.*	320	14,835
Ariba, Inc.*§	1,240	14,384
Amphenol Corp.§	200	7,536

		MARKET
	SHARES	VALUE

Avnet, Inc.*§	230	$5,973
Oracle Corp.§	4	83
Qualcomm, Inc.§	1	45
WebMD Health Corp.*§	1	33
Seagate Technology§	2	31

Total Information Technology		12,198,540

HEALTH CARE 8.0%
Schering-Plough Corp.§	80,140	2,263,955
Wyeth§	46,460	2,257,027
Varian, Inc.*§	17,020	869,041
Sepracor, Inc.*	24,310	556,699
Baxter International, Inc.§	7,101	404,828
Watson Pharmaceuticals, Inc.*§	9,370	343,317
Biogen Idec, Inc.*§	6,640	335,453
ResMed, Inc.*§	5,720	258,544
Gilead Sciences, Inc.*§	5,350	249,203
Express Scripts, Inc.*§	2,870	222,655
Community Health Systems, Inc.*§	6,210	198,285
Mylan Laboratories, Inc.*§	12,190	195,162
Universal Health Services, Inc. — Class B§	2,700	167,211
Millipore Corp.*§	2,280	160,352
Medco Health Solutions, Inc.*§	2,890	159,846
Perrigo Co.§	4,702	159,821
Abbott Laboratories§	3,100	153,357
LifePoint Hospitals, Inc.*§	5,590	151,265
Endo Pharmaceuticals Holdings, Inc.*	6,130	138,722
Amgen, Inc.*§	2,230	134,313
Health Management Associates, Inc. — Class A*§	15,610	116,919
Omnicare, Inc.§	5,140	115,753
Lincare Holdings, Inc.*§	3,470	108,437
Allscripts Healthcare Solutions, Inc.§	5,190	105,201
Edwards Lifesciences Corp.*§	1,340	93,679
Thermo Fisher Scientific, Inc.*§	2,100	91,707
athenahealth, Inc.*§	1,750	67,148
Eclipsys Corp.*§	3,150	60,795
Myriad Pharmaceuticals, Inc.*§	10,370	60,768
Cerner Corp.*§	810	60,588
Intuitive Surgical, Inc.*§	180	47,205
Cardinal Health, Inc.§	1,560	41,808
McKesson Corp.	680	40,494
Myriad Genetics, Inc.*	1,420	38,908
Johnson & Johnson§	580	35,316
Boston Scientific Corp.*	3,290	34,841
Phase Forward, Inc.*§	2,440	34,258
Onyx Pharmaceuticals, Inc.*§	1,120	33,566
Computer Programs & Systems, Inc.§	760	31,472
Sanofi-Aventis — SP ADR§	760	28,082
Omnicell, Inc.*§	2,500	27,850
OSI Pharmaceuticals, Inc.*§	560	19,768
MedAssets, Inc.*§	801	18,079
Bristol-Myers Squibb Co.§	800	18,016

24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Hospira, Inc.*	130	$5,798
Teva Pharmaceutical Industries Ltd.
— SP ADR§	40	2,022
Becton, Dickinson & Co.§	20	1,395
Techne Corp.§	1	63
Abraxis BioScience, Inc.*§	1	36

Total Health Care		10,719,028

ENERGY 5.9%
Atlas Energy, Inc.	80,780	2,186,717
BJ Services Co.	64,240	1,248,183
NATCO Group, Inc.*	18,201	805,940
TEPPCO Partners LP§	11,680	405,530
Range Resources Corp.	6,130	302,577
Murphy Oil Corp.	3,760	216,463
Encore Acquisition Co.*	5,620	210,188
Hess Corp.	3,700	197,802
Anadarko Petroleum Corp.	2,660	166,862
Southwestern Energy Co.*	3,830	163,464
Overseas Shipholding Group, Inc.	4,130	154,338
Occidental Petroleum Corp.	1,620	127,008
Noble Energy, Inc.	1,800	118,728
Whiting Petroleum Corp.*	1,950	112,281
Helmerich & Payne, Inc.	2,820	111,475
Concho Resources, Inc.*	2,930	106,418
Dresser-Rand Group, Inc.*	3,260	101,288
CNX Gas Corp.*	3,210	98,547
Pride International, Inc.*	3,190	97,104
EOG Resources, Inc.	1,100	91,861
National-Oilwell Varco, Inc.*	1,800	77,634
Oceaneering International, Inc.*	1,200	68,100
Rowan Companies, Inc.	2,750	63,442
Peabody Energy Corp.	1,500	55,830
Chevron Corp.	750	52,822
Atwood Oceanics, Inc.*	1,470	51,847
Diamond Offshore Drilling, Inc.	510	48,715
Schlumberger Ltd.	770	45,892
Tesoro Corp.	2,810	42,094
Williams Companies, Inc.	2,030	36,276
Arch Coal, Inc.	1,580	34,965
Tidewater, Inc.	680	32,021
XTO Energy, Inc.	690	28,511
Halliburton Co.	1,050	28,476
Continental Resources, Inc.*	680	26,636
Frontline Ltd.	1,080	25,261
ENSCO International, Inc.	590	25,099
Cabot Oil & Gas Corp.	630	22,522
Marathon Oil Corp.	530	16,907
FMC Technologies, Inc.*	300	15,672
SEACOR Holdings, Inc.*	90	7,347
Consol Energy, Inc.	140	6,315
Nabors Industries Ltd.*	160	3,344
Hercules Offshore, Inc.*	4	20

Total Energy		7,838,522

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 5.7%
Marvel Entertainment, Inc.*	19,440	$964,613
DeVry, Inc.§	7,280	402,730
Hasbro, Inc.§	12,250	339,937
DreamWorks Animation SKG, Inc. — Class A*§	8,640	307,325
Burger King Holdings, Inc.§	17,250	303,427
DIRECTV Group, Inc.*§	10,940	301,725
Priceline.com, Inc.*§	1,610	266,970
AutoZone, Inc.*§	1,580	231,028
Apollo Group, Inc. — Class A*§	2,930	215,853
Amazon.com, Inc.*§	2,240	209,126
Clear Channel Outdoor Holdings, Inc. — Class A*§	29,580	207,060
TJX Companies, Inc.§	4,910	182,406
Ross Stores, Inc.§	3,740	178,660
Panera Bread Co.*§	3,060	168,300
D.R. Horton, Inc.§	13,450	153,464
ITT Educational Services, Inc.*§	1,350	149,053
Interpublic Group of Companies, Inc.*§	19,320	145,286
Darden Restaurants, Inc.§	4,250	145,052
Comcast Corp. — Class A§	8,430	142,383
The Gap, Inc.§	6,290	134,606
Lennar Corp. — Class A§	8,560	121,980
Garmin Ltd.	2,990	112,843
John Wiley & Sons, Inc. — Class A§	2,990	103,992
Exide Technologies*	12,700	101,219
AutoNation, Inc.*§	5,590	101,067
Time Warner Cable, Inc.§	2,220	95,660
LKQ Corp.*§	4,880	90,475
Liberty Global, Inc. — Class A*§	3,980	89,829
Big Lots, Inc.*§	3,041	76,086
Petsmart, Inc.§	3,400	73,950
Guess?, Inc.§	1,920	71,117
H&R Block, Inc.§	3,810	70,028
Virgin Media, Inc.§	4,400	61,248
McDonald’s Corp.§	1,050	59,923
Liberty Media Corp. - Entertainment*§	1,650	51,331
Brinker International, Inc.§	3,230	50,808
Lowe’s Companies, Inc.§	2,420	50,675
Chipotle Mexican Grill, Inc. — Class A*§	480	46,584
Best Buy Company, Inc.§	1,200	45,024
Weight Watchers International, Inc.§	1,630	44,727
CBS Corp.	3,670	44,223
VF Corp.§	590	42,734
Coach, Inc.§	1,250	41,150
Netflix, Inc.*§	860	39,706
GameStop Corp.*§	1,490	39,440
Staples, Inc.§	1,660	38,545
Brink’s Home Security Holdings, Inc.*§	1,130	34,793
WMS Industries, Inc.*§	770	34,311

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Family Dollar Stores, Inc.§	1,230	$32,472
Blue Nile, Inc.*§	520	32,302
Bed Bath & Beyond, Inc.*§	840	31,534
American Public Education, Inc.*§	860	29,876
International Speedway Corp. — Class A§	1,040	28,673
Royal Caribbean Cruises Ltd.*§	1,170	28,174
CTC Media, Inc.*	1,790	28,139
Matthews International Corp. — Class A§	770	27,243
O’Reilly Automotive, Inc.*§	750	27,105
Limited Brands, Inc.§	1,570	26,674
Advance Auto Parts, Inc.§	620	24,354
Sherwin-Williams Co.§	400	24,064
Service Corporation International	3,270	22,923
Autoliv, Inc.§	680	22,848
Foot Locker, Inc.§	1,843	22,024
Warner Music Group Corp.*	3,890	21,512
Federal Mogul Corp. — Class A*	1,750	21,122
K12, Inc.*§	1,280	21,094
Lamar Advertising Co.*	760	20,854
Shutterfly, Inc.*§	1,160	19,291
PetMed Express, Inc.§	860	16,211
Overstock.com, Inc.*§	1,070	15,697
Sotheby’s§	900	15,507
NutriSystem, Inc.§	1,010	15,413
Viacom, Inc. — Class B*	540	15,142
Dollar Tree, Inc.*§	300	14,604
Superior Industries International, Inc.§	1,000	14,200
Corinthian Colleges, Inc.*§	760	14,106
Capella Education Co.*§	200	13,468
Johnson Controls, Inc.§	500	12,780
HSN, Inc.*	620	10,094
Stamps.com, Inc.*§	950	8,788
Raser Technologies, Inc.*§	3,130	4,789
TRW Automotive Holdings Corp.*	280	4,690
Cooper Tire & Rubber Co.	70	1,231
Meredith Corp.§	1	30
EW Scripps Co. — Class A*§	2	15
News Corp.§	1	12

Total Consumer Discretionary		7,671,527

FINANCIALS 4.6%
Genworth Financial, Inc. — Class A	37,002	442,174
Allied World Assurance Company
Holdings Ltd.	8,740	418,908
Annaly Capital Management, Inc.	20,760	376,586
First Horizon National Corp.*	24,551	324,807
People’s United Financial, Inc.	18,900	294,084
American International Group, Inc.*	5,860	258,485
Digital Realty Trust, Inc.	5,590	255,519
Hanover Insurance Group, Inc.	6,161	254,634
Discover Financial Services	15,550	252,376
IntercontinentalExchange, Inc.*	2,380	231,312

		MARKET
	SHARES	VALUE

Brown & Brown, Inc.	11,390	$218,232
Federated Investors, Inc. — Class B	7,910	208,587
Blackrock, Inc.	930	201,643
BB&T Corp.	7,191	195,883
Hudson City Bancorp, Inc.	13,812	181,628
Unum Group	7,350	157,584
M&T Bank Corp.	2,390	148,945
MetLife, Inc.	3,730	142,001
American Financial Group, Inc.	4,550	116,025
CME Group, Inc.	370	114,030
Public Storage, Inc.	1,190	89,536
HCP, Inc.	3,060	87,944
Wesco Financial Corp.	270	87,885
Ameriprise Financial, Inc.	2,230	81,016
Health Care REIT, Inc.	1,820	75,748
HCC Insurance Holdings, Inc.	2,340	63,999
MSCI, Inc. — Class A*	2,100	62,202
Douglas Emmett, Inc.	4,250	52,190
Forest City Enterprises, Inc. — Class A	3,580	47,865
Janus Capital Group, Inc.	3,320	47,078
Alexandria Real Estate Equities, Inc.	840	45,654
AmeriCredit Corp.*	2,890	45,633
NASDAQ OMX Group, Inc.*	2,040	42,942
Associated Banc-Corp.	3,490	39,856
Investment Technology Group, Inc.*	1,260	35,179
TD Ameritrade Holding Corp.*	1,690	33,158
W.R. Berkley Corp.	1,260	31,853
First Citizens BancShares, Inc. — Class A	200	31,820
Transatlantic Holdings, Inc.	630	31,607
HRPT Properties Trust	4,150	31,208
Stancorp Financial Group, Inc.	660	26,644
Popular, Inc.	8,150	23,064
Cullen/Frost Bankers, Inc.	410	21,172
Hospitality Properties Trust	1,010	20,574
SunTrust Banks, Inc.	860	19,393
U.S. Bancorp	780	17,051
Invesco Ltd.	740	16,842
Northern Trust Corp.	270	15,703
T. Rowe Price Group, Inc.	340	15,538
Prudential Financial, Inc.	290	14,474
Franklin Resources, Inc.	140	14,084
Lazard Ltd. — Class A	270	11,154
Eaton Vance Corp.	220	6,158
BancorpSouth, Inc.	210	5,126
Interactive Brokers Group, Inc. — Class A*	210	4,173
PHH Corp.*	210	4,166
Morgan Stanley	120	3,706
Portfolio Recovery Associates, Inc.*	80	3,626
First Niagara Financial Group, Inc.	270	3,329
Financial Federal Corp.	120	2,962
Liberty Property Trust	30	976
Aon Corp.	1	41

26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Simon Property Group, Inc.	1	$37
Conseco, Inc.*	6	32
iStar Financial, Inc.*	10	30
Developers Diversified Realty Corp.	3	28
American Capital Ltd.*	8	26
MGIC Investment Corp.*	3	22
Allied Capital Corp.	6	18
UBS AG — SP ADR*§	1	18
TCF Financial Corp.	1	13
Valley National Bancorp	1	12

Total Financials		6,108,008

CONSUMER STAPLES 3.7%
PepsiAmericas, Inc.§	25,670	733,135
Pepsi Bottling Group, Inc.§	19,650	716,046
Wal-Mart Stores, Inc.§	10,130	497,282
Alberto-Culver Co.§	14,750	408,280
Church & Dwight Company, Inc.§	6,360	360,866
J.M. Smucker Co.§	6,210	329,192
BJ’s Wholesale Club, Inc.*§	8,230	298,090
Del Monte Foods Co.§	22,990	266,224
Dean Foods Co.*§	13,420	238,742
General Mills, Inc.§	3,531	227,326
Hansen Natural Corp.*§	4,101	150,671
Philip Morris International, Inc.§	2,550	124,287
Coca-Cola Co.§	1,830	98,271
Kimberly-Clark Corp.§	1,340	79,033
Colgate-Palmolive Co.§	1,020	77,806
Procter & Gamble Co.§	1,280	74,138
Rite Aid Corp.*§	44,130	72,373
Reynolds American, Inc.	1,050	46,746
Clorox Co.§	780	45,880
Dr Pepper Snapple Group, Inc.*§	1,090	31,337
Universal Corp.§	330	13,801
Vector Group Ltd.§	820	12,776

Total Consumer Staples		4,902,302

INDUSTRIALS 3.2%
W.W. Grainger, Inc.§	5,710	510,246
Burlington Northern Santa Fe Corp.§	3,910	312,135
Goodrich Corp.§	4,210	228,772
United Parcel Service, Inc. — Class B§	3,620	204,421
Timken Co.§	8,250	193,298
Union Pacific Corp.§	3,230	188,471
URS Corp.*§	4,240	185,076
Aecom Technology Corp.*§	6,790	184,281
Norfolk Southern Corp.§	3,830	165,111
Manpower, Inc.§	2,730	154,818
Precision Castparts Corp.§	1,490	151,786
MSC Industrial Direct Co.§	3,300	143,814
Thomas & Betts Corp.*§	4,640	139,571
Dun & Bradstreet Corp.§	1,680	126,538
Gardner Denver, Inc.*§	3,490	121,731
ITT Corp.§	1,740	90,741
CSX Corp.§	2,030	84,976

		MARKET
	SHARES	VALUE

FTI Consulting, Inc.*§	1,980	$84,368
Roper Industries, Inc.§	1,470	74,941
GATX Corp.§	2,490	69,596
Joy Global, Inc.§	1,410	69,005
Hubbell, Inc. — Class B	1,620	68,040
Rockwell Automation, Inc.	1,580	67,308
Pentair, Inc.§	2,220	65,534
TransDigm Group, Inc.*	1,260	62,761
Flowserve Corp.§	480	47,299
Dover Corp.	1,170	45,349
Eaton Corp.	770	43,574
Avis Budget Group, Inc.*§	3,200	42,752
L-3 Communications Holdings, Inc.§	500	40,160
Alexander & Baldwin, Inc.§	1,190	38,187
Sunpower Corp.*§	1,220	36,466
Robert Half International, Inc.§	1,290	32,276
Donaldson Company, Inc.§	840	29,089
WESCO International, Inc.*§	1,010	29,088
Fluor Corp.§	540	27,459
Bucyrus International, Inc.§	620	22,084
Snap-On, Inc.§	540	18,770
Parker Hannifin Corp.§	270	13,997
Trinity Industries, Inc.§	530	9,111
Kirby Corp.*§	60	2,209
IHS, Inc.*§	1	51
Copart, Inc.*§	1	33
J.B. Hunt Transport Services, Inc.§	1	32

Total Industrials		4,225,325

MATERIALS 2.5%
Nucor Corp.§	11,280	530,273
Ball Corp.§	6,280	308,976
Airgas, Inc.§	6,370	308,117
AptarGroup, Inc.§	5,680	212,205
Ashland, Inc.§	3,470	149,973
FMC Corp.§	2,391	134,494
Schnitzer Steel Industries, Inc. — Class A§	2,450	130,462
Monsanto Co.§	1,580	122,292
Crown Holdings, Inc.*§	4,040	109,888
Reliance Steel & Aluminum Co.§	2,500	106,400
Bemis Co.§	4,070	105,454
Valspar Corp.§	3,760	103,438
Sonoco Products Co.§	3,423	94,269
Eastman Chemical Co.	1,760	94,230
Pactiv Corp.*§	3,360	87,528
Steel Dynamics, Inc.§	5,320	81,609
Walter Industries, Inc.§	1,250	75,075
Cliffs Natural Resources, Inc.§	1,940	62,778
United States Steel Corp.§	1,290	57,237
Huntsman Corp.	5,720	52,109
Allegheny Technologies, Inc.§	1,440	50,386
RPM International, Inc.§	2,550	47,150
PPG Industries, Inc.§	630	36,672
International Paper Co.	1,630	36,235

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Intrepid Potash, Inc.*§	1,430	$33,734
Sealed Air Corp.§	1,700	33,371
Albemarle Corp.§	960	33,216
Deltic Timber Corp.§	700	32,039
Glatfelter§	2,660	30,537
Clearwater Paper Corp.*	680	28,104
Schweitzer-Mauduit International, Inc.§	480	26,093
MeadWestvaco Corp.§	990	22,087
AK Steel Holding Corp.	810	15,981
Wausau Paper Corp.§	1,450	14,500
Terra Industries, Inc.	320	11,094
Domtar Corp.*§	80	2,818
Century Aluminum Co.*§	2	19

Total Materials		3,380,843

UTILITIES 2.2%
NSTAR§	16,420	522,484
DPL, Inc.§	14,630	381,843
American Water Works Company, Inc.§	19,050	379,857
PG&E Corp.§	9,080	367,649
Wisconsin Energy Corp.§	7,350	332,000
Northeast Utilities§	12,500	296,750
AES Corp.*§	12,030	178,285
National Fuel Gas Co.§	3,800	174,078
NRG Energy, Inc.*	5,140	144,897
Entergy Corp.§	1,550	123,783
Dynegy, Inc.*§	19,500	49,725
Mirant Corp.*§	2,580	42,389
Ormat Technologies, Inc.§	370	15,103

Total Utilities		3,008,843

TELECOMMUNICATION SERVICES 0.6%
Centennial Communications Corp.*§	47,560	379,529
Verizon Communications, Inc.	10,500	317,835
American Tower Corp. — Class A*§	2,020	73,528
Leap Wireless International, Inc. — Class B*	1,930	37,732
MetroPCS Communications, Inc.*§	4	37

Total Telecommunication Services		808,661

Total Common Stocks
(Cost $53,404,740)		60,861,599

CONVERTIBLE PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Inverness Medial Innovations, Inc.	419	108,521

Total Health Care		108,521

Total Convertible Preferred Stock
(Cost $108,238)		108,521

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS 4.6%
iShares MSCI Chile Investable Market Index Fund§	21,290	$1,019,578
Liberty All Star Equity Fund§	226,198	956,818
Nuveen Core Equity Alpha Fund§	75,040	829,942
First Trust Enhanced Equity Income Fund, Inc.§	79,720	816,333
iShares MSCI Brazil Index Fund§	7,650	517,675
iShares MSCI Emerging Markets Index Fund§	13,060	508,165
iShares MSCI Malaysia Index Fund§	37,390	379,135
Vanguard Emerging Markets ETF§	9,420	363,235
iPath MSCI India Index ETN*§	4,430	261,060
iShares MSCI BRIC Index Fund§	4,430	185,750
iShares MSCI Sweden Index Fund§	4,190	97,082
iShares MSCI Turkey Index Fund§	1,880	94,526
iShares MSCI South Africa Index Fund§	820	44,895
iShares MSCI South Korea Index Fund§	940	44,537
iShares MSCI Singapore Index Fund§	3,160	33,970
iShares MSCI Taiwan Index Fund, Inc.§	60	738

Total Exchange Traded Funds
(Cost $5,871,542)		6,153,439

CLOSED-END FUNDS 3.6%
Royce Value Trust, Inc.§	23,145	238,856
Cohen & Steers REIT and Utility Income Fund, Inc.§	23,740	225,767
Cohen & Steers Select Utility Fund, Inc.§	14,550	201,808
Blackrock Dividend Achievers Trust§	21,940	184,296
Adams Express Co.§	18,010	175,958
General American Investors Company, Inc.§	7,350	174,930
SunAmerica Focused Alpha Growth Fund§	14,420	174,049
H&Q Healthcare Investors*§	15,120	171,007
John Hancock Bank and Thrift Opportunity Fund§	11,740	165,886
Macquarie Global Infrastructure Total Return Fund, Inc.§	10,670	160,370
Petroleum & Resources Corp.§	6,830	158,866
Zweig Fund, Inc.§	49,189	157,897
Cohen & Steers Advantage Income Realty Fund, Inc.§	26,220	154,960

28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

BlackRock Strategic Dividend Achievers Trust§	17,460	$153,299
H&Q Life Sciences Investors*	15,560	143,619
Royce Micro-Cap Trust, Inc.§	18,600	135,780
Gabelli Global Deal Fund§	9,090	134,896
Clough Global Equity Fund§	9,660	133,888
Cohen & Steers Premium Income Realty Fund, Inc.§	24,660	132,424
LMP Capital and Income Fund, Inc.	13,610	130,656
SunAmerica Focused Alpha Large-Cap Fund, Inc.§	10,680	129,655
Source Capital, Inc.§	2,870	119,134
Old Mutual Claymore Long-Short Fund§	14,620	113,597
Nuveen Tax-Advantaged Total Return Strategy Fund	11,090	113,562
Madison/Claymore Covered Call & Equity Strategy Fund§	13,660	113,515
Nuveen Diversified Dividend and Income Fund§	12,040	113,056
BlackRock Real Asset Equity Trust§	9,050	103,351
Nuveen Tax-Advantaged Dividend Growth Fund	9,030	97,163
Cohen & Steers Dividend Majors Fund, Inc.§	9,800	95,648
DWS Dreman Value Income Edge Fund, Inc.§	8,500	95,030
Lazard Global Total Return and Income Fund, Inc.§	5,820	82,469
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund§	6,640	77,954
Franklin Universal Trust§	13,000	71,110
John Hancock Tax-Advantaged Dividend Income Fund§	4,150	50,215
Nuveen Equity Premium Advantage Fund§	3,520	44,176
Advent Claymore Enhanced Growth & Income Fund, Inc.	3,100	33,604
Blackrock Health Sciences Trust§	1,260	29,484

Total Closed-End Funds
(Cost $4,378,888)		4,791,935

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 46.9%
HSBC Group issued 09/30/09 at 0.01% due 10/01/09	$21,521,906	21,521,906
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	13,020,753	13,020,753

	FACE	MARKET
	AMOUNT	VALUE

Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09§	$11,512,690	$11,512,690
Morgan Stanley issued 09/30/09 at 0.01% due 10/01/09	11,299,001	11,299,001
Deutsche Bank issued 09/30/09 at 0.01% due 10/01/09	5,380,476	5,380,476

Total Repurchase Agreements
(Cost $62,734,826)		62,734,826

Total Long Securities 100.7%(a)
(Cost $126,498,234)		134,650,320

	SHARES
COMMON STOCKS SOLD SHORT (35.6)%

TELECOMMUNICATION SERVICES (0.3)%
United States Cellular Corp.*	710	(27,740)
Telephone & Data Systems, Inc.	1,800	(55,818)
Crown Castle International Corp.*	1,810	(56,762)
NII Holdings, Inc.*	2,640	(79,147)
Sprint Nextel Corp.*	28,380	(112,101)

Total Telecommunication Services		(331,568)

MATERIALS (1.1)%
Lubrizol Corp.	130	(9,290)
Alcoa, Inc.	730	(9,578)
Freeport-McMoRan Copper &
Gold, Inc.	520	(35,677)
Temple-Inland, Inc.	2,500	(41,050)
Ecolab, Inc.	940	(43,456)
Newmont Mining Corp.	1,220	(53,704)
Commercial Metals Co.	3,060	(54,774)
Eagle Materials, Inc.	1,990	(56,874)
Cabot Corp.	4,130	(95,444)
Cytec Industries, Inc.	3,540	(114,944)
Vulcan Materials Co.	2,450	(132,471)
Nalco Holding Co.	7,230	(148,143)
Scotts Miracle-Gro Co. — Class A	3,490	(149,895)
Weyerhaeuser Co.	5,150	(188,748)
Valhi, Inc.	25,256	(306,103)

Total Materials		(1,440,151)

INDUSTRIALS (2.6)%
Terex Corp.*	210	(4,353)
Brink’s Co.	340	(9,149)
Danaher Corp.	190	(12,791)
General Electric Co.	1,520	(24,958)
Armstrong World Industries, Inc.*	730	(25,156)
Corrections Corporation of America*	1,230	(27,859)
Hertz Global Holdings, Inc.*	3,110	(33,681)
Owens Corning, Inc.*	1,700	(38,165)
Manitowoc Company, Inc.	4,140	(39,206)
Monster Worldwide, Inc.*	2,630	(45,972)
Oshkosh Corp.	1,490	(46,086)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Textron, Inc.	2,500	$(47,450)
Caterpillar, Inc.	1,000	(51,330)
UTi Worldwide, Inc.	3,820	(55,314)
Masco Corp.	5,200	(67,184)
PACCAR, Inc.	1,800	(67,878)
McDermott International, Inc.*	2,840	(71,767)
Kennametal, Inc.	2,990	(73,584)
3M Co.	1,030	(76,014)
Con-way, Inc.	2,360	(90,435)
Graco, Inc.	3,340	(93,086)
USG Corp.*	5,470	(93,975)
Deere & Co.	2,560	(109,875)
FedEx Corp.	1,920	(144,422)
Crane Co.	5,650	(145,827)
Continental Airlines, Inc.*	9,440	(155,194)
Delta Air Lines, Inc.*	17,530	(157,069)
AMR Corp.*	24,600	(195,570)
Landstar System, Inc.	6,320	(240,539)
Boeing Co.	5,620	(304,323)
Southwest Airlines Co.	42,800	(410,880)
Stericycle, Inc.*	11,210	(543,125)

Total Industrials		(3,502,217)

CONSUMER DISCRETIONARY (2.7)%
Liberty Media Corp. — Interactive*	180	(1,975)
Borgwarner, Inc.	270	(8,170)
Fortune Brands, Inc.	220	(9,456)
Career Education Corp.*	450	(10,971)
CarMax, Inc.*	540	(11,286)
Black & Decker Corp.	280	(12,961)
Scripps Networks Interactive, Inc. — Class A	360	(13,302)
Boyd Gaming Corp.*	2,020	(22,079)
Choice Hotels International, Inc.	800	(24,848)
Williams-Sonoma, Inc.	1,350	(27,310)
Eastman Kodak Co.	5,990	(28,632)
WABCO Holdings, Inc.	1,590	(33,390)
Sirius XM Radio, Inc.*	56,420	(35,827)
Penn National Gaming, Inc.*	1,350	(37,341)
Scientific Games Corp. — Class A*	2,410	(38,150)
DISH Network Corp. — Class A*	2,170	(41,794)
American Eagle Outfitters, Inc.	2,630	(44,342)
Expedia, Inc.*	1,860	(44,547)
Thor Industries, Inc.	1,560	(48,282)
Hillenbrand, Inc.	2,460	(50,110)
Office Depot, Inc.*	7,820	(51,768)
M.D.C. Holdings, Inc.	1,510	(52,457)
Mohawk Industries, Inc.*	1,130	(53,890)
New York Times Co. — Class A	6,930	(56,272)
Liberty Media Corp. — Capital*	2,890	(60,459)
Signet Jewelers Ltd.*	2,300	(60,559)
Mattel, Inc.	3,380	(62,395)
Harley-Davidson, Inc.	2,720	(62,560)
KB Home	3,850	(63,948)
Gentex Corp.	4,630	(65,514)

		MARKET
	SHARES	VALUE

Home Depot, Inc.	2,780	$(74,059)
Whirlpool Corp.	1,070	(74,857)
NVR, Inc.*	120	(76,484)
Abercrombie & Fitch Co. — Class A	2,470	(81,214)
Marriott International, Inc. — Class A	3,140	(86,633)
News Corp. — Class A	7,410	(88,846)
Goodyear Tire & Rubber Co.*	5,520	(94,006)
Dick’s Sporting Goods, Inc.*	4,240	(94,976)
Cablevision Systems Corp. — Class A	4,180	(99,275)
Harman International Industries, Inc.	3,080	(104,350)
Tiffany & Co.	2,750	(105,957)
Gannett Company, Inc.	8,760	(109,588)
Regal Entertainment Group — Class A	9,180	(113,098)
Starbucks Corp.*	6,390	(131,954)
Newell Rubbermaid, Inc.	8,430	(132,267)
Macy’s, Inc.	8,290	(151,624)
International Game Technology	7,570	(162,604)
Strayer Education, Inc.	1,230	(267,746)
Walt Disney Co.	15,620	(428,925)

Total Consumer Discretionary		(3,613,058)

UTILITIES (3.4)%
Calpine Corp.*	1,850	(21,312)
Pepco Holdings, Inc.	1,730	(25,742)
RRI Energy, Inc.*	5,960	(42,554)
MDU Resources Group, Inc.	2,660	(55,461)
Edison International	1,780	(59,772)
Consolidated Edison, Inc.	2,140	(87,611)
Aqua America, Inc.	5,070	(89,435)
Atmos Energy Corp.	3,290	(92,712)
Great Plains Energy, Inc.	7,380	(132,471)
Southern Co.	4,680	(148,216)
Constellation Energy Group, Inc.	5,580	(180,625)
EQT Corp.	5,460	(232,596)
Allegheny Energy, Inc.	9,220	(244,514)
Public Service Enterprise Group, Inc.	8,390	(263,782)
Integrys Energy Group, Inc.	7,810	(280,301)
TECO Energy, Inc.	22,720	(319,898)
Oneok, Inc.	9,580	(350,820)
Duke Energy Corp.	22,800	(358,872)
PPL Corp.	13,470	(408,680)
Alliant Energy Corp.	18,860	(525,251)
Dominion Resources, Inc.	18,460	(636,870)

Total Utilities		(4,557,495)

CONSUMER STAPLES (3.6)%
Kraft Foods, Inc.	190	(4,991)
Central European Distribution Corp.*	420	(13,759)

30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Green Mountain Coffee
Roasters, Inc.*	320	$(23,629)
Energizer Holdings, Inc.*	520	(34,497)
Smithfield Foods, Inc.*	3,630	(50,094)
NBTY, Inc.*	1,590	(62,932)
Whole Foods Market, Inc.*	2,250	(68,602)
SUPERVALU, Inc.	5,000	(75,300)
Campbell Soup Co.	2,930	(95,577)
Brown-Forman Corp.	2,850	(137,427)
Corn Products International, Inc.	4,940	(140,889)
Avon Products, Inc.	4,310	(146,368)
Kellogg Co.	3,080	(151,628)
Estee Lauder Companies, Inc. — Class A	4,330	(160,556)
Molson Coors Brewing Co. — Class B	3,480	(169,406)
Hormel Foods Corp.	5,340	(189,677)
Tyson Foods, Inc. — Class A	16,420	(207,385)
Coca — Cola Enterprises	10,220	(218,810)
Altria Group, Inc.	14,790	(263,410)
Flowers Foods, Inc.	10,840	(284,984)
Lorillard, Inc.	3,850	(286,055)
Constellation Brands, Inc. — Class A*	21,390	(324,059)
Hershey Co.	11,520	(447,667)
Sara Lee Corp.	45,510	(506,981)
PepsiCo, Inc.	12,630	(740,876)

Total Consumer Staples		(4,805,559)

ENERGY (4.2)%
Smith International, Inc.	380	(10,906)
Hercules Offshore, Inc.*	3,870	(19,002)
Frontier Oil Corp.	1,530	(21,298)
Massey Energy Co.	850	(23,706)
Helix Energy Solutions Group, Inc.*	1,820	(27,264)
Patterson-UTI Energy, Inc.	2,050	(30,955)
Holly Corp.	1,310	(33,562)
Quicksilver Resources, Inc.*	2,410	(34,198)
Teekay Corp.	1,620	(35,429)
Mariner Energy, Inc.*	2,680	(38,002)
PetroHawk Energy Corp.*	1,580	(38,252)
SandRidge Energy, Inc.*	3,090	(40,046)
El Paso Corp.	4,790	(49,433)
Exterran Holdings, Inc.*	2,360	(56,026)
Plains Exploration & Production Co.*	2,040	(56,426)
Chesapeake Energy Corp.	2,140	(60,776)
ConocoPhillips	1,650	(74,514)
Forest Oil Corp.*	4,190	(81,998)
Valero Energy Corp.	5,700	(110,523)
Newfield Exploration Co.*	5,900	(251,104)
Enterprise Products Partners LP	14,340	(406,109)
Cameron International Corp.*	21,350	(807,457)
Baker Hughes, Inc.	25,460	(1,086,124)
Atlas Energy, Inc.	80,780	(2,186,715)

Total Energy		(5,579,825)

		MARKET
	SHARES	VALUE

HEALTH CARE (4.8)%
CR Bard, Inc.	90	$(7,075)
Inverness Medical Innovations, Inc.*	220	(8,521)
Brookdale Senior Living, Inc.	1,010	(18,311)
Stryker Corp.	450	(20,443)
Forest Laboratories, Inc.*	940	(27,674)
IMS Health, Inc.	1,910	(29,318)
Health Net, Inc.*	1,940	(29,876)
PerkinElmer, Inc.	1,680	(32,323)
Idexx Laboratories, Inc.*	740	(37,000)
Zimmer Holdings, Inc.*	760	(40,622)
Vertex Pharmaceuticals, Inc.*	1,230	(46,617)
Humana, Inc.*	1,290	(48,117)
Eli Lilly & Co.	1,740	(57,472)
Hill-Rom Holdings, Inc.	3,000	(65,340)
Patterson Companies, Inc.*	2,440	(66,490)
Amylin Pharmaceuticals, Inc.*	4,970	(68,039)
Waters Corp.*	1,220	(68,149)
CooperCompanies, Inc.	2,870	(85,325)
Life Technologies Corp.*	1,860	(86,583)
Covance, Inc.*	1,900	(102,885)
Allergan, Inc.	2,090	(118,628)
Tenet Healthcare Corp.*	22,970	(135,064)
King Pharmaceuticals, Inc.*	14,810	(159,504)
Charles River Laboratories International, Inc.*	4,510	(166,780)
Hologic, Inc.*	12,830	(209,642)
United Therapeutics Corp.*	4,320	(211,637)
BioMarin Pharmaceuticals, Inc.*	12,120	(219,130)
Genzyme Corp.*	5,090	(288,756)
Teleflex, Inc.	6,570	(317,397)
Alexion Pharmaceuticals, Inc.*	8,310	(370,127)
Celgene Corp.*	8,160	(456,144)
Cephalon, Inc.*	10,570	(615,597)
Pfizer, Inc.	45,290	(749,549)
Merck & Company, Inc.	45,750	(1,447,073)

Total Health Care		(6,411,208)

FINANCIALS (5.7)%
Apartment Investment &
Management Co. — Class A	20	(295)
CapitalSource, Inc.	290	(1,258)
State Street Corp.	80	(4,208)
Hartford Financial Services Group, Inc.	260	(6,890)
Allied Capital Corp.	2,680	(8,227)
Capital One Financial Corp.	240	(8,575)
Bank of Hawaii Corp.	230	(9,554)
iStar Financial, Inc.*	3,360	(10,214)
First American Corp.	330	(10,682)
Assurant, Inc.	360	(11,542)
City National Corp.	430	(16,740)
RenaissanceRe Holdings Ltd.	310	(16,976)
Lincoln National Corp.	730	(18,914)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

ProLogis	1,590	$(18,953)
CNA Financial Corp.*	790	(19,071)
Comerica, Inc.	660	(19,582)
Raymond James Financial, Inc.	850	(19,788)
Aflac, Inc.	480	(20,515)
Alleghany Corp.*	90	(23,314)
Zions Bancorporation	1,500	(26,955)
Principal Financial Group, Inc.	990	(27,116)
Kimco Realty Corp.	2,110	(27,514)
Citigroup, Inc.	5,990	(28,992)
Student Loan Corp.	640	(29,696)
TCF Financial Corp.	2,400	(31,296)
BRE Properties, Inc.	1,010	(31,613)
Bank of New York Mellon Corp.	1,130	(32,759)
Regency Centers Corp.	890	(32,974)
Valley National Bancorp	2,740	(33,675)
Vornado Realty Trust	540	(34,781)
Fidelity National Financial, Inc. — Class A	2,320	(34,986)
Conseco, Inc.*	6,770	(35,610)
OneBeacon Insurance Group Ltd. — Class A	2,630	(36,136)
JPMorgan Chase & Co.	830	(36,371)
Huntington Bancshares, Inc.	7,860	(37,021)
Loews Corp.	1,160	(39,730)
American National Insurance Co.	500	(42,600)
Markel Corp.*	130	(42,877)
Charles Schwab Corp.	2,540	(48,641)
BOK Financial Corp.	1,090	(50,489)
Protective Life Corp.	2,440	(52,265)
Allstate Corp.	1,920	(58,790)
GLG Partners, Inc.	14,810	(59,684)
Wells Fargo & Co.	2,160	(60,869)
Unitrin, Inc.	3,200	(62,368)
SEI Investments Co.	3,210	(63,173)
CB Richard Ellis Group, Inc. — Class A*	5,680	(66,683)
Moody’s Corp.	3,290	(67,313)
Equity Residential	2,320	(71,224)
Fulton Financial Corp.	9,840	(72,422)
Wilmington Trust Corp.	5,140	(72,988)
Jones Lang LaSalle, Inc.	1,620	(76,739)
Affiliated Managers Group, Inc.*	1,190	(77,362)
Fifth Third Bancorp	7,650	(77,494)
Legg Mason, Inc.	2,500	(77,575)
XL Capital Ltd.	4,680	(81,713)
MBIA, Inc.*	10,710	(83,110)
Plum Creek Timber Company, Inc.	2,720	(83,341)
Synovus Financial Corp.	22,380	(83,925)
Bank of America Corp.	5,080	(85,954)
PNC Financial Services Group, Inc.	1,840	(89,406)
Regions Financial Corp.	14,480	(89,921)
Camden Property Trust	2,260	(91,078)
NYSE Euronext	3,200	(92,448)
Whitney Holding Corp.	10,250	(97,785)

		MARKET
	SHARES	VALUE

Old Republic International Corp.	8,310	$(101,216)
New York Community Bancorp, Inc.	8,950	(102,209)
Taubman Centers, Inc.	3,170	(114,374)
AvalonBay Communities, Inc.	1,650	(120,004)
Jefferies Group, Inc.*	4,530	(123,352)
Everest Re Group	1,470	(128,919)
Goldman Sachs Group, Inc.	720	(132,732)
Marshall & Ilsley Corp.	17,180	(138,643)
Boston Properties, Inc.	2,280	(149,454)
Progressive Corp.*	9,280	(153,862)
KeyCorp	23,950	(155,675)
Leucadia National Corp.*	6,700	(165,624)
Greenhill & Company, Inc.	2,010	(180,056)
The St. Joe Co.*	6,440	(187,533)
Mercury General Corp.	6,660	(240,959)
Arthur J Gallagher & Co.	10,570	(257,591)
Erie Indemnity Co. — Class A	9,900	(370,854)
Marsh & McLennan Companies, Inc.	25,270	(624,927)
Capitol Federal Financial	19,510	(642,269)
TFS Financial Corp.	55,290	(657,951)

Total Financials		(7,630,964)

INFORMATION TECHNOLOGY (7.2)%
Western Union Co.	40	(757)
Molex, Inc.	40	(835)
CommScope, Inc.*	60	(1,796)
Seagate Technology	590	(8,974)
Fairchild Semiconductor International, Inc.*	910	(9,309)
Nuance Communications, Inc.*	650	(9,724)
McAfee, Inc.*	490	(21,457)
EchoStar Corp. — Class A*	2,540	(46,888)
Vishay Intertechnology, Inc.*	6,360	(50,244)
ON Semiconductor Corp.*	6,230	(51,397)
MEMC Electronic Materials, Inc.*	3,160	(52,551)
Trimble Navigation Ltd.*	2,230	(53,319)
Rambus, Inc.*	3,150	(54,810)
SanDisk Corp.*	2,860	(62,062)
Yahoo!, Inc.*	3,990	(71,062)
Unisys Corp.*	27,180	(72,571)
Atmel Corp.*	19,320	(80,951)
NetApp, Inc.*	3,270	(87,244)
Novellus Systems, Inc.*	4,280	(89,794)
Convergys Corp.*	9,130	(90,752)
Teradyne, Inc.*	10,190	(94,257)
AVX Corp.	8,880	(105,938)
Lexmark International, Inc. — Class A*	4,970	(107,054)
Arrow Electronics, Inc.*	4,160	(117,104)
Itron, Inc.*	1,840	(118,018)
Activision Blizzard, Inc.*	9,550	(118,324)
Intersil Corp. — Class A	7,870	(120,490)
Visa, Inc.	1,870	(129,236)

32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Hewitt Associates, Inc. — Class A*	3,690	$(134,427)
Motorola, Inc.	16,860	(144,827)
Zebra Technologies Corp. — Class A*	5,830	(151,172)
National Semiconductor Corp.	10,750	(153,403)
Autodesk, Inc.*	6,960	(165,648)
NVIDIA, Corp.*	11,210	(168,486)
Applied Materials, Inc.	13,130	(175,942)
Integrated Device Technology, Inc.*	27,130	(183,399)
Advanced Micro Devices, Inc.*	33,580	(190,063)
Kla-Tencor Corp.	6,290	(225,559)
Electronic Arts, Inc.*	12,200	(232,410)
Lam Research Corp.*	7,580	(258,933)
Symantec Corp.*	16,730	(275,543)
VeriSign, Inc.*	11,720	(277,647)
Tellabs, Inc.*	42,100	(291,332)
Novell, Inc.*	68,650	(309,612)
LSI Logic Corp.*	57,980	(318,310)
Cadence Design Systems, Inc.*	45,450	(333,603)
International Rectifier Corp.*	18,130	(353,354)
IAC/InterActiveCorp*	21,590	(435,902)
MasterCard, Inc.	2,840	(574,106)
Xerox Corp.	85,700	(663,318)
Fidelity National Information Services, Inc.	72,092	(1,839,067)

Total Information Technology		(9,682,981)

Total Common Stocks Sold Short(a)
(Proceeds $41,377,428)		(47,555,026)

EXCHANGE TRADED FUNDS
SOLD SHORT (5.1)%(a)
Powershares QQQ	380	(16,055)
iShares MSCI Mexico Investable Market Index Fund	390	(17,035)
iShares MSCI Italy Index Fund	1,140	(23,267)
iShares MSCI Canada Index Fund	1,380	(35,162)
iShares MSCI Australia Index Fund	1,620	(36,612)
iShares MSCI Japan Index Fund	4,840	(48,110)
iShares MSCI Belgium Investable Market Index Fund	22,250	(289,027)
iShares MSCI Netherlands
Investable Market Index Fund	16,140	(323,446)
iShares MSCI EAFE Index Fund	21,380	(1,169,486)
iShares Russell 2000 Index Fund	19,450	(1,171,474)
SPDR Trust Series 1	35,050	(3,699,878)

Total Exchange Traded Funds Sold Short
(Proceeds $6,146,360)		(6,829,552)

		MARKET
	CONTRACTS	VALUE

OPTIONS WRITTEN (0.4)%(a)
Call Options on:
SPSS, Inc. Expiring
December 2009 with strike price of 50	55	$(550)
Varian, Inc. Expiring
November 2009 with strike price of 55	140	(1,400)
September 2009 Russell 2000
Index Futures Contracts
Expiring October 2009 with strike price of 590	120	(264,000)
September 2009 S&P 400
MidCap Index Futures
Contracts Expiring July
October 2009 with strike price of 670	107	(301,740)

Total Call Options
(Premiums Received $511,530)		(567,690)

Other Assets in Excess of Liabilities – 40.4%		$53,994,998

Net Assets – 100.0%		$133,693,049

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

COMMODITY FUTURES CONTRACTS PURCHASED(b)
March 2010 Sugar #11
Futures Contracts
(Aggregate Market Value of Contracts $483,426)	17	$21,461
October 2009 LME Zinc
Futures Contracts
(Aggregate Market Value of Contracts $243,750)	5	2,701
October 2009 LME Lead
Futures Contracts
(Aggregate Market Value of Contracts $339,863)	6	(1,221)
December 2009 Cotton
Futures Contracts
(Aggregate Market Value of Contracts $535,755)	17	(1,457)
December 2009 Cocoa
Futures Contracts
(Aggregate Market Value of Contracts $943,200)	30	(4,635)
December 2009 Gold 100 Oz
Futures Contracts
(Aggregate Market Value of Contracts $1,512,750)	15	(6,408)
December 2009 Silver
Futures Contracts
(Aggregate Market Value of Contracts $916,575)	11	(11,549)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2009 Coffee
Futures Contracts
(Aggregate Market Value of
Contracts $527,175)	11	$(16,493)

(Total Aggregate Market Value of Contracts $5,502,493)		$(17,600)

FUTURES CONTRACTS PURCHASED(a)
December 2009 U.S. Treasury 10 Year Note Futures Contracts
(Aggregate Market Value of Contracts $16,329,281)	138	305,981
December 2009 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $7,360,530)	107	215,466
December 2009 Russell 2000
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $7,202,400)	120	58,014

(Total Aggregate Market Value of Contracts $30,892,211)		$579,460

COMMODITY FUTURES CONTRACTS SOLD SHORT(b)
December 2009 Soybean Oil
Futures Contracts
(Aggregate Market Value of
Contracts $453,156)	22	2,461
December 2009 WTI Crude
Futures Contracts
(Aggregate Market Value of
Contracts $423,660)	6	1,794
December 2009 Gasoline RBOB
Futures Contracts
(Aggregate Market Value of
Contracts $369,054)	5	1,015
December 2009 Heating Oil
Futures Contracts
(Aggregate Market Value of
Contracts $388,794)	5	847
November 2009 Soybean
Futures Contracts
(Aggregate Market Value of
Contracts $463,500)	10	(4,289)

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2009 Lean Hogs
Futures Contracts
(Aggregate Market Value of
Contracts $616,590)	31	$(4,906)
December 2009 Wheat
Futures Contracts
(Aggregate Market Value of
Contracts $846,375)	37	(12,926)
December 2009 Natural Gas
Futures Contracts
(Aggregate Market Value of
Contracts $339,000)	6	(14,511)
December 2009 Live Cattle
Futures Contracts
(Aggregate Market Value of
Contracts $2,481,120)	72	(28,768)
December 2009 Corn
Futures Contracts
(Aggregate Market Value of
Contracts $808,400)	47	(31,156)

(Total Aggregate Market Value of Contracts $7,189,649)		$(90,439)

CURRENCY FUTURES CONTRACTS SOLD SHORT (b)
December 2009 U.S. Dollar
Index Futures Contracts
(Aggregate Market Value of
Contracts $10,851,360)	141	$181,362

FUTURES CONTRACTS SOLD SHORT(a)
December 2009 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $4,522,525)	86	(133,627)
December 2009 U.S. Treasury 2 Year Note Futures Contracts
(Aggregate Market Value of
Contracts $50,119,781)	231	(270,197)

(Total Aggregate Market Value of Contracts $54,642,306)		$(403,823)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short security collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820 — See Note 8.

ADR—American Depository Receipt.

REIT—Real Estate Investment Trust.
34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     COMMODITIES STRATEGIES FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUND 0.1%
iShares S&P GSCI
Commodity Indexed Trust*	1,430	$42,443

Total Exchange Traded Fund
(Cost $38,739)		42,443

	FACE
	AMOUNT

STRUCTURED NOTES ††(b) 48.8%
Goldman Sachs Group,
S&P GSCI Total Return
Linked Notes at 0.00% due
04/30/10	$4,999,994	7,147,094
Swedish Export Credit Corp.,
S&P GSCI Total Return
Linked Notes at 0.12% due
03/11/10	2,625,000	5,233,498
Swedish Export Credit Corp.,
S&P GSCI Total Return
Linked Notes at 0.01% due
04/06/10	3,000,000	4,080,207
Commonwealth Bank of Australia,
S&P GSCI Total Return
Linked Notes at 0.31% due
07/23/10	2,000,000	2,529,660
Goldman Sachs Group,
S&P GSCI Total Return
Linked Notes at 0.00% due
05/27/10	1,500,000	1,718,025

Total Structured Notes
(Cost $14,124,994)		20,708,484

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 60.9%
Credit Suisse Group
issued 09/30/09 at 0.03%
due 10/01/09	$24,326,251	$24,326,251
HSBC Group
issued 09/30/09 at 0.01%
due 10/01/09	626,056	626,056
Mizuho Financial Group, Inc.
issued 09/30/09 at 0.01%
due 10/01/09	378,764	378,764
Morgan Stanley
issued 09/30/09 at 0.01%
due 10/01/09	328,679	328,679
Deutsche Bank
issued 09/30/09 at 0.01%
due 10/01/09	156,514	156,514

Total Repurchase Agreements
(Cost $25,816,264)		25,816,264

Total Investments 109.8%(a)
(Cost $39,979,997)		$46,567,191

Liabilities in Excess of Other Assets – (9.8)%		$(4,139,828)

Net Assets – 100.0%		$42,427,363

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED (b)
October 2009 Goldman Sachs
IDX Futures Contracts
(Aggregate Market Value of
Contracts $1,852,000)	16	$(18,122)

COMMODITY FUTURES CONTRACTS PURCHASED (b)
November 2009 WTI Crude
Futures Contracts
(Aggregate Market Value of
Contracts $4,079,720)	58	$(34,697)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P GSCI Total Return Index was $48,958,472 as of September 30, 2009 — See Note 2.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 8.

(b)	Value determined based on Level 2 inputs established by ASC 820— See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

			Alternative
	All-Cap	International	Strategies
	Opportunity	Opportunity	Allocation
	Fund	Fund	Fund

Assets
Investment Securities	$200,117,693	$5,945,740	$7,524,680
Investment Securities in Affiliated Funds	—	—	31,851,005
Repurchase Agreements	4,219,575	20,634,591	279,959

Total Investments	204,337,268	26,580,331	39,655,644
Segregated Cash with Broker	—	3,035,710	—
Cash	—	—	—
Variation Margin on Futures Contracts	—	74,995	—
Receivable for Securities Sold	—	—	—
Receivable for Fund Shares Sold	153,561	58,072	111,211
Investment Income Receivable	282,080	—	—
Forward Exchange Receivable	—	—	—
Other Assets	—	2,826,890	—

Total Assets	204,772,909	32,575,998	39,766,855

Liabilities
Short Sales at Market Value	—	—	—
Written Options at Market Value	—	—	—
Payable to cover Short Sale	—	—	—
Variation Margin on Futures Contracts	—	—	—
Payable for Securities Purchased	—	—	—
Payable for Fund Shares Redeemed	173,411	240,981	63,255
Investment Advisory Fees Payable	149,558	20,667	—
Transfer Agent and Administrative Fees Payable	41,544	5,741	—
Distribution and Service Fees Payable	82,791	8,825	5,331
Portfolio Accounting Fees Payable	16,617	2,296	—
Custody Fees Payable	5,484	758	—
Overdraft Due to Custodian Bank	—	2,809,466	—
Forward Exchange Payable	—	—	—
Short Sales Dividends Payable	—	—	—
Other Accrued Fees	66,596	7,887	—

Total Liabilities	536,001	3,096,621	68,586

Net Assets	$204,236,908	$29,479,377	$39,698,269

Net Assets Consist Of
Paid-In Capital	$305,864,485	$39,098,093	$46,522,216
Undistributed Net Investment Income (Loss)	(515,690)	(57,283)	1,732,632
Accumulated Net Realized Gain (Loss) on Investments	(130,603,710)	(11,397,645)	(9,250,930)
Net Unrealized Appreciation (Depreciation) on Investments	29,491,823	1,836,212	694,351

Net Assets	$204,236,908	$29,479,377	$39,698,269

A-Class	$39,452,095	$9,847,885	$5,110,506
C-Class	67,228,204	4,776,989	8,539,402
H-Class	97,556,609	14,854,503	26,048,361
Shares Outstanding
A-Class	3,460,459	466,676	249,897
C-Class	6,243,787	229,763	422,542
H-Class	8,529,144	703,269	1,273,995
Net Asset Values
A-Class	$11.40	$21.10	$20.45
A-Class Maximum Offering Price*	11.97	22.15	21.47
C-Class	10.77	20.79	20.21
H-Class	11.44	21.12	20.45

Cost of Investments	$174,845,445	$25,478,179	$38,961,293
Proceeds from Short Sales	—	—	—
Premiums Received for Written Options	—	—	—

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

September 30, 2009

Global	Global	Multi-Hedge	Commodities
130/30	Market	Strategies	Strategy
Strategy	Neutral	Fund	Fund
Fund	Fund	(Consolidated)	(Consolidated)

$18,781,493	$20,058,932	$71,915,494	$20,750,927
—	—	—	—
2,481,355	1,760,239	62,734,826	25,816,264

21,262,848	21,819,171	134,650,320	46,567,191
1,000,000	7,454,000	57,144,795	204,000
—	10,337,963	—	—
—	—	—	—
3,428,234	—	16,301,993	—
—	75	166,787	22,155
35,848	43,271	109,917	1,696
2,138,937	—	—	—
270,367	2,173	5,656	—

28,136,234	39,656,653	208,379,468	46,795,042

3,540,312	19,010,404	54,384,578	—
—	—	567,690	—
—	107,299	—	—
—	—	100,553	110,697
3,906,112	—	19,317,137	—
36,766	70,998	70,454	4,182,472
12,733	19,804	128,329	28,829
3,032	4,126	—	9,610
7,636	4,375	45,375	13,083
1,213	1,650	—	3,844
3,265	8,042	—	1,268
3,663,733	—	—	—
2,385,962	—	—	—
986	18,245	68,249	—
5,156	8,182	4,054	17,876

13,566,906	19,253,125	74,686,419	4,367,679

$14,569,328	$20,403,528	$133,693,049	$42,427,363

$23,647,200	$21,080,985	$189,971,195	$62,820,541
88,613	(265,592)	(170,596)	(82,184)
(11,216,048)	449,583	(57,591,646)	(26,845,369)
2,049,563	(861,448)	1,484,096	6,534,375

$14,569,328	$20,403,528	$133,693,049	$42,427,363

$3,960,499	$14,989,919	$32,026,716	$7,102,892
5,606,229	462,249	27,159,685	5,552,047
5,002,600	4,951,360	74,506,648	29,772,424

446,525	622,018	1,564,250	461,701
676,519	19,252	1,368,319	373,581
563,867	205,496	3,636,691	1,935,106

$8.87	$24.10	$20.47	$15.38
9.31	25.30	21.49	16.15
8.29	24.01	19.85	14.86
8.87	24.09	20.49	15.39

$18,707,412	$19,475,183	$126,498,234	$39,979,997
3,035,315	15,805,235	47,523,788	—
—	—	511,530	—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

STATEMENTS OF OPERATIONS (Unaudited)

			Alternative
	All-Cap	International	Strategies
	Opportunity	Opportunity	Allocation
	Fund	Fund	Fund

Investment Income
Interest	$2,701	$8,329	$560
Dividends, Net of Foreign Tax Withheld	1,314,999	—	—
Other Income	—	41,639	—

Total Income	1,317,700	49,968	560

Expenses
Investment Advisory Fees	848,808	82,053	—
Transfer Agent and Administrative Fees	235,780	22,793	—
Distribution & Service Fees:
A-Class	45,237	7,940	—
C-Class	317,332	15,756	31,044
H-Class	111,210	10,913	—
Portfolio Accounting Fees	94,311	9,117	—
Short Sales Dividend Expense	—	—	—
Trustees’ Fees	13,162	1,035	—
Prime Broker Interest Expense	—	—	—
Custody Fees	25,797	2,523	16
Tax Expense	—	—	—
Miscellaneous	141,753	13,585	—

Total Expenses	1,833,390	165,715	31,060

Less Expenses Waived by Advisor	—	—	—

Net Expenses	1,833,390	165,715	31,060

Net Investment Income (Loss)	(515,690)	(115,747)	(30,500)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	24,727,953	784,385	(332,399)
Affiliated Investment Securities	—	—	(530,455)
Futures Contracts	—	4,487,074	—
Foreign Currency	—	135,136	—
Written Options	—	—	—

Total Net Realized Gain (Loss)	24,727,953	5,406,595	(862,854)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	27,269,259	1,115,391	2,893,499
Futures Contracts	—	63,236	—
Foreign Currency	—	51,309	—
Securities Sold Short	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	27,269,259	1,229,936	2,893,499

Net Gain (Loss) on Investments	51,997,212	6,636,531	2,030,645

Net Increase (Decrease) in Net Assets from Operations	$51,481,522	$6,520,784	$2,000,145

Foreign Tax Withheld	$2,716	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended September 30, 2009

Global	Global	Multi-Hedge	Commodities
130/30	Market	Strategies	Strategy
Strategy	Neutral	Fund	Fund
Fund	Fund	(Consolidated)	(Consolidated)

$1,235	$—	$55,439	$68,573
210,337	117,192	1,402,504	—
149,521	54,838	38,829	2,311

361,093	172,030	1,496,772	70,884

85,502	108,282	783,940	260,980
20,358	22,559	—	85,545

6,469	16,714	44,773	10,816
28,397	691	146,131	28,421
7,386	5,672	92,606	67,624
8,143	9,023	—	34,218
18,892	92,246	397,625	—
1,054	826	—	4,745
62,737	105,897	137,137	1,091
30,395	35,102	—	9,254
—	—	5,253	—
14,850	40,329	—	46,194

284,183	437,341	1,607,465	548,888

—	—	—	(86,593)

284,183	437,341	1,607,465	462,295

76,910	(265,311)	(110,693)	(391,411)

1,153,481	658,194	(5,058,938)	2,538,897
—	—	—	—
—	—	7,165,124	(12,710)
(102,874)	(208,611)	—	—
—	—	(683,049)	—

1,050,607	449,583	1,423,137	2,526,187

2,660,321	(844,846)	3,688,340	5,494,730
—	—	(1,659,647)	(52,819)
(875)	7,880	—	—
—	7,604	(173,211)	—

2,659,446	(829,362)	2,201,904	5,441,911

3,710,053	(379,779)	3,625,041	7,968,098

$3,786,963	$(645,090)	$3,514,348	$7,576,687

$19,330	$11,034	$526	$—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap		International
	Opportunity Fund		Opportunity Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income (Loss)	$(515,690)	$(578,348)	$(115,747)	$(69,427)
Net Realized Gain (Loss) on Investments	24,727,953	(113,268,459)	5,406,595	(12,459,265)
Net Change in Unrealized Appreciation (Depreciation) on Investments	27,269,259	(21,213,717)	1,229,936	1,711,712

Net Increase (Decrease) in Net Assets from Operations	51,481,522	(135,060,524)	6,520,784	(10,816,980)

Distributions to Shareholders From:
Net Investment Income
A-Class	—	—	—	(222,092)
C-Class	—	—	—	(36,809)
H-Class	—	—	—	(82,115)
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	—	—	(341,016)

Share Transactions
Proceeds from Shares Purchased
A-Class	7,250,831	44,559,746	9,904,910	13,321,711
C-Class	3,066,745	16,947,230	3,535,451	2,314,047
H-Class	25,598,392	207,523,407	17,019,640	16,964,284
Redemption Fees Collected
A-Class	2,428	11,144	14,086	37,342
C-Class	4,427	24,427	6,527	7,132
H-Class	6,006	43,454	16,722	18,492
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	—	—	211,478
C-Class	—	—	—	33,381
H-Class	—	—	—	79,391
Cost of Shares Redeemed
A-Class	(9,663,375)	(42,203,694)	(9,415,078)	(13,369,859)
C-Class	(10,896,333)	(35,650,579)	(1,665,834)	(3,081,231)
H-Class	(28,410,922)	(233,629,702)	(8,829,325)	(23,868,370)

Net Increase (Decrease) in Net Assets From Share Transactions	(13,041,801)	(42,374,567)	10,587,099	(7,332,202)

Net Increase (Decrease) in Net Assets	38,439,721	(177,435,091)	17,107,883	(18,490,198)
Net Assets—Beginning of Period	165,797,187	343,232,278	12,371,494	30,861,692

Net Assets—End of Period	$204,236,908	$165,797,187	$29,479,377	$12,371,494

Undistributed Net Investment Income (Loss)—End of Period	$(515,690)	$—	$(57,283)	$58,464

*	Since the commencement of operations: March 30, 2009.

**	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

†	Unaudited
40	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Alternative Strategies		Global 130/30		Global Market
Allocation Fund		Strategy Fund		Neutral Fund
Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
2009 †	2009	2009 †	2009	2009 †	2009 *

$(30,500)	$614,877	$76,910	$160,838	$(265,311)	$(752)
(862,854)	(6,572,885)	1,050,607	(9,753,362)	449,583	—

2,893,499	(2,168,507)	2,659,446	(311,632)	(829,362)	(32,086)

2,000,145	(8,126,515)	3,786,963	(9,904,156)	(645,090)	(32,838)

—	(158,223) **	—	(6,493)	—	—
—	(161,347) **	—	(59,743)	—	—
—	(370,769) **	—	(83,764)	—	—

—	(9,935)**	—	—	—	—
—	(10,131)**	—	—	—	—
—	(23,280)**	—	—	—	—

—	(733,685)	—	(150,000)	—	—

1,328,017	11,798,894	7,578,428	9,750,776	6,178,769	11,077,044
1,698,492	10,978,311	252,088	1,723,970	499,735	25
9,596,998	36,997,004	5,225,473	9,224,887	3,762,656	3,766,519

100	6,530	224	6,527	225	—
143	6,192	212	48,912	1	—
379	15,346	247	42,274	77	—

—	145,664	—	6,421	—	—
—	162,533	—	56,530	—	—
—	381,030	—	80,402	—	—

(2,352,354)	(5,288,124)	(5,380,493)	(10,981,081)	(1,740,332)	(29,335)
(1,341,001)	(1,424,179)	(1,653,502)	(7,190,241)	(28,885)	—
(3,326,933)	(17,991,078)	(5,159,746)	(15,254,631)	(2,397,824)	(7,219)

5,603,841	35,788,123	862,931	(12,485,254)	6,274,422	14,807,034

7,603,986	26,927,923	4,649,894	(22,539,410)	5,629,332	14,774,196
32,094,283	5,166,360	9,919,434	32,458,844	14,774,196	—

$39,698,269	$32,094,283	$14,569,328	$9,919,434	$20,403,528	$14,774,196

$1,732,632	$1,703,139	$88,613	$11,703	$(265,592)	$(281)

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	41

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Multi-Hedge		Commodities
	Strategies Fund		Strategy Fund
	Period		Period
	Ended	Year	Ended	Year
	September 30,	Ended	September 30,	Ended
	2009 †	March 31,	2009 †	March 31,
	(Consolidated)	2009	(Consolidated)	2009

From Operations
Net Investment Income (Loss)	$(110,693)	$(1,013,405)	$(391,411)	$368,146
Net Realized Gain (Loss) on Investments	1,423,137	(35,125,639)	2,526,187	(26,446,158)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,201,904	(4,153,546)	5,441,911	(12,290,105)

Net Increase (Decrease) in Net Assets from Operations	3,514,348	(40,292,590)	7,576,687	(38,368,117)

Distributions to Shareholders from:
Net Investment Income
A-Class	—	(273,036)	—	(387,071)
C-Class	—	(209,559)	—	(147,857)
H-Class	—	(437,025)	—	(872,501)
Realized Gain on Investments
A-Class	—	(135,740)	—	—
C-Class	—	(104,182)	—	—
H-Class	—	(217,266)	—	—

Total Distributions to Shareholders	—	(1,376,808)	—	(1,407,429)

Share Transactions
Proceeds from Shares Purchased
A-Class	12,305,660	68,515,501	8,586,119	37,803,837
C-Class	4,036,824	6,652,774	5,061,791	12,556,578
H-Class	36,306,692	38,869,824	68,888,078	229,127,411
Redemption Fees Collected
A-Class	1,141	7,637	6,442	54,958
C-Class	942	5,663	4,044	27,481
H-Class	2,333	13,462	43,766	298,366
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	372,766	—	371,452
C-Class	—	291,840	—	137,899
H-Class	—	569,826	—	821,992
Value of Proceeds from Merger
A-Class	1,163,149	—	—	—
C-Class	1,731,123	—	—	—
H-Class	10,389,249	—	—	—
Cost of Shares Redeemed
A-Class	(28,440,738)	(52,667,407)	(10,472,437)	(38,336,017)
C-Class	(8,344,700)	(24,431,362)	(4,132,932)	(13,889,845)
H-Class	(35,986,146)	(98,051,422)	(95,016,382)	(281,575,152)

Net Increase (Decrease) in Net Assets From Share Transactions	(6,834,471)	(59,850,898)	(27,031,511)	(52,601,040)

Net Decrease in Net Assets	(3,320,123)	(101,520,296)	(19,454,824)	(92,376,586)
Net Assets—Beginning of Period	137,013,172	238,533,468	61,882,187	154,258,773

Net Assets—End of Period	$133,693,049	$137,013,172	$42,427,363	$61,882,187

Undistributed Net Investment Income (Loss)—End of Period	$(170,596)	$(59,903)	$(82,184)	$309,227

42	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net	Net Increase
			Realized	(Decrease)								RATIOS TO
			and	in Net								AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions				NET ASSET				Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net		Redemption		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total	Fees		END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	Collected		PERIOD	Return†††	Expenses		(Loss)		Rate	omitted)

All-Cap Opportunity Fund A-Class
September 30, 2009Δ	$8.62	$(.01)	$2.79	$2.78	$—	$—	$—	$—	§	$11.40	32.25%	1.69%	**	(0.29)%	**	189%	$39,452
March 31, 2009	13.45	.01	(4.84)	(4.83)	—	—	—	—	§	8.62	(35.91)%	1.69%		0.13%		528%	31,925
March 31, 2008	14.08	(.01)	.30	.29	—	(.93)	(.93)	.01		13.45	1.50%	1.65%		(0.08)%		278%	49,148
March 31, 2007	14.15	(.01)	.38	.37	—	(.44)	(.44)	—	§	14.08	2.75%	1.64%		(0.09)%		373%	39,804
March 31, 2006	11.10	(.04)	3.09	3.05	—	—	—	—		14.15	27.48%	1.67%		(0.33)%		263%	30,593
March 31, 2005	10.45	(.02)	.67	.65	—	—	—	—		11.10	6.22%	1.63%		(0.19)%		262%	2,989
All-Cap Opportunity Fund C-Class
September 30, 2009Δ	8.17	(.05)	2.65	2.60	—	—	—	—	§	10.77	31.82%	2.44%	**	(1.05)%	**	189%	67,228
March 31, 2009	12.85	(.07)	(4.61)	(4.68)	—	—	—	—	§	8.17	(36.42)%	2.44%		(0.66)%		528%	57,792
March 31, 2008	13.58	(.12)	.31	.19	—	(.93)	(.93)	.01		12.85	0.81%	2.41%		(0.80)%		278%	115,136
March 31, 2007	13.76	(.11)	.37	.26	—	(.44)	(.44)	—	§	13.58	2.02%	2.39%		(0.86)%		373%	118,422
March 31, 2006	10.87	(.12)	3.01	2.89	—	—	—	—		13.76	26.59%	2.41%		(0.95)%		263%	118,083
March 31, 2005	10.30	(.10)	.67	.57	—	—	—	—		10.87	5.53%	2.38%		(1.03)%		262%	54,604
All-Cap Opportunity Fund H-Class
September 30, 2009Δ	8.65	(.01)	2.80	2.79	—	—	—	—	§	11.44	32.25%	1.69%	**	(0.29)%	**	189%	97,557
March 31, 2009	13.49	(— )§	(4.84)	(4.84)	—	—	—	—	§	8.65	(35.88)%	1.68%		(0.01)%		528%	76,080
March 31, 2008	14.12	(.02)	.31	.29	—	(.93)	(.93)	.01		13.49	1.50%	1.65%		(0.13)%		278%	178,949
March 31, 2007	14.18	(.02)	.40	.38	—	(.44)	(.44)	—	§	14.12	2.81%	1.65%		(0.16)%		373%	140,774
March 31, 2006	11.12	(.03)	3.09	3.06	—	—	—	—		14.18	27.52%	1.66%		(0.25)%		263%	246,029
March 31, 2005	10.45	(.03)	.70	.67	—	—	—	—		11.12	6.41%	1.64%		(0.31)%		262%	56,725
International Opportunity Fund A-Class
September 30, 2009Δ	13.76	(.18)	7.48	7.30	—	—	—	.04		21.10	53.34%	1.72%	**	(2.08)%	**	188%	9,848
March 31, 2009	22.93	(.05)	(8.84)	(8.89)	(.33)	—	(.33)	.05		13.76	(38.64)%	1.68%		(0.24)%		278%	6,818
March 31, 2008*	25.00	.53	(1.98)	(1.45)	(.41)	(.24)	(.65)	.03		22.93	(5.93)%	1.74%	**	3.68%	**	160%	13,483
International Opportunity Fund C-Class
September 30, 2009Δ	13.61	(.13)	7.27	7.14	—	—	—	.04		20.79	52.76%	2.48%	**	(1.58)%	**	188%	4,777
March 31, 2009	22.84	(.19)	(8.76)	(8.95)	(.33)	—	(.33)	.05		13.61	(39.06)%	2.43%		(1.00)%		278%	1,618
March 31, 2008*	25.00	.39	(1.96)	(1.57)	(.41)	(.24)	(.65)	.06		22.84	(6.29)%	2.49%	**	2.70%	**	160%	3,603
International Opportunity Fund H-Class
September 30, 2009Δ	13.77	(.05)	7.37	7.32	—	—	—	.03		21.12	53.38%	1.71%	**	(0.60)%	**	188%	14,855
March 31, 2009	22.94	(.03)	(8.86)	(8.89)	(.33)	—	(.33)	.05		13.77	(38.63)%	1.68%		(0.16)%		278%	3,936
March 31, 2008*	25.00	.45	(1.95)	(1.50)	(.41)	(.24)	(.65)	.09		22.94	(5.89)%	1.75%	**	3.19%	**	160%	13,775
Alternative Strategies Allocation Fund A-Class
September 30, 2009Δ	19.33	— §	1.12	1.12	—	—	—	—	§	20.45	5.79%	0.00%	**	0.00%	**	4%	5,111
March 31, 2009	24.84	.62	(5.69)	(5.07)	(.44)	(.03)	(.47)	.03		19.33	(20.39)%	0.00%		2.82%		88%	5,816
March 31, 2008*	25.00	— §	(.16)	(.16)	—	—	—	—		24.84	(0.64)%	0.00%	**	0.16%	**à	—	1,121
Alternative Strategies Allocation Fund C-Class
September 30, 2009Δ	19.17	(.07)	1.11	1.04	—	—	—	—	§	20.21	5.43%	0.75%	**	(0.75)%	**	4%	8,539
March 31, 2009	24.83	.39	(5.60)	(5.21)	(.44)	(.03)	(.47)	.02		19.17	(21.00)%	0.75%		1.77%		88%	7,750
March 31, 2008*	25.00	(.01)	(.16)	(.17)	—	—	—	—		24.83	(0.68)%	0.68%	**à	(0.56)%	**à	—	152
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	43

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net	Net Increase
			Realized	(Decrease)								RATIOS TO
			and	in Net								AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions				NET ASSET						Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net		Redemption		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total	Fees		END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	Collected		PERIOD	Return†††	Expenses		Expenses††		(Loss)		Rate	omitted)

Alternative Strategies Allocation Fund H-Class
September 30, 2009Δ	$19.32	$— §	$1.13	$1.13	$—	$—	$—	$—	§	$20.45	5.85%	0.00%	**	0.00%	**	0.00%	**	4%	$26,048
March 31, 2009	24.84	.56	(5.63)	(5.07)	(.44)	(.03)	(.47)	.02		19.32	(20.43)%	0.00%		0.00%		2.55%		88%	18,528
March 31, 2008*	25.00	— §	(.16)	(.16)	—	—	—	—		24.84	(0.64)%	0.00%	**	0.00%	**	0.12%	**à	—%	3,893
Global 130/30 Strategy Fund A-Class
September 30, 2009Δ	6.91	.05	1.91	1.96	—	—	—	—	§	8.87	28.36%	3.22%	**	2.21%	**	1.31%	**	273%	3,960
March 31, 2009	11.79	.12	(4.98)	(4.86)	(.06)	—	(.06)	.04		6.91	(40.85)%	1.12%		1.12%		1.17%		254%	663
March 31, 2008	17.05	.10	(2.58)	(2.48)	(.02)	(2.76)	(2.78)	—	§	11.79	(15.78)%	1.21%		1.21%		0.64%		149%	3,361
March 31, 2007	16.72	.05	1.38	1.43	—	(1.10)	(1.10)	—	§	17.05	8.89%	1.32%		1.32%		0.32%		138%	5,680
March 31, 2006	15.01	(.01)	2.59	2.58	—	(.87)	(.87)	—		16.72	17.55%	1.66%		1.66%		(0.08)%		168%	3,079
March 31, 2005	14.44	.02	1.16	1.18	—	(.61)	(.61)	—		15.01	8.16%	1.57%		1.57%		0.16%		159%	906
Global 130/30 Strategy Fund C-Class
September 30, 2009Δ	6.48	.01	1.80	1.81	—	—	—	—	§	8.29	27.93%	4.02%	**	3.02%	**	0.29%	**	273%	5,606
March 31, 2009	11.14	.04	(4.68)	(4.64)	(.06)	—	(.06)	.04		6.48	(41.26)%	1.86%		1.86%		0.42%		254%	5,659
March 31, 2008	16.39	(.02)	(2.45)	(2.47)	(.02)	(2.76)	(2.78)	—	§	11.14	(16.39)%	1.97%		1.97%		(0.13)%		149%	15,906
March 31, 2007	16.24	(.09)	1.34	1.25	—	(1.10)	(1.10)	—	§	16.39	8.03%	2.12%		2.12%		(0.54)%		138%	30,181
March 31, 2006	14.71	(.13)	2.53	2.40	—	(.87)	(.87)	—		16.24	16.68%	2.40%		2.40%		(0.87)%		168%	30,981
March 31, 2005	14.27	(.10)	1.15	1.05	—	(.61)	(.61)	—		14.71	7.34%	2.31%		2.31%		(0.71)%		159%	34,793
Global 130/30 Strategy Fund H-Class
September 30, 2009Δ	6.92	.05	1.90	1.95	—	—	—	—	§	8.87	28.18%	3.22%	**	2.22%	**	1.25%	**	273%	5,003
March 31, 2009	11.79	.11	(4.97)	(4.86)	(.06)	—	(.06)	.05		6.92	(40.77)%	1.11%		1.11%		1.12%		254%	3,597
March 31, 2008	17.04	.09	(2.56)	(2.47)	(.02)	(2.76)	(2.78)	—	§	11.79	(15.73)%	1.23%		1.23%		0.57%		149%	13,192
March 31, 2007	16.72	.03	1.39	1.42	—	(1.10)	(1.10)	—	§	17.04	8.83%	1.38%		1.38%		0.18%		138%	41,562
March 31, 2006	15.01	(.02)	2.60	2.58	—	(.87)	(.87)	—		16.72	17.55%	1.64%		1.64%		(0.11)%		168%	53,323
March 31, 2005	14.44	— §	1.18	1.18	—	(.61)	(.61)	—		15.01	8.16%	1.56%		1.56%		0.03%		159%	51,139
Global Market Neutral Fund A-Class
September 30, 2009Δ	24.94	(.36)	(.48)	(.84)	—	—	—	—	§	24.10	(3.37)%	4.84%	**	2.64%	**	(2.93)%	**	1,968%	14,990
March 31, 2009*	25.00	(— )§	(.06)	(.06)	—	—	—	—		24.94	(0.24)%	2.00%	**à	2.00%	**à	(1.86)%	**	91%	11,023
Global Market Neutral Fund C-Class
September 30, 2009Δ	24.95	(.43)	(.51)	(.94)	—	—	—	—	§	24.01	(3.77)%	5.99%	**	3.80%	**	(4.41)%	**	1,968%	462
March 31, 2009*	25.00	— §	(.05)	(.05)	—	—	—	—		24.95	(0.20)%	1.75%	**à	1.75%	**à	0.14%	**	91%	— §§
Global Market Neutral Fund H-Class
September 30, 2009Δ	24.94	(.36)	(.49)	(.85)	—	—	—	—	§	24.09	(3.41)%	4.84%	**	2.64%	**	(2.93)%	**	1,968%	4,951
March 31, 2009*	25.00	(— )§	(.06)	(.06)	—	—	—	—		24.94	(0.24)%	2.00%	**à	2.00%	**à	(1.86)%	**	91%	3,751
Multi-Hedge Strategies Fund A-Class
September 30, 2009■Δ	19.96	(.01)	.52	.51	—	—	—	—	§	20.47	2.56%	2.17%	**	1.38%	**	(0.09)%	**	600%	32,027
March 31, 2009	24.61	(.10)	(4.37)	(4.47)	(.12)	(.06)	(.18)	—	§	19.96	(18.19)%	2.09%		1.40%		(0.46)%		1,578%	45,078
March 31, 2008	26.44	.58	(1.53)	(.95)	(.79)	(.09)	(.88)	—	§	24.61	(3.72)%	1.96%		1.40%		2.18%		509%	42,193
March 31, 2007	25.52	.71	.80	1.51	(.38)	(.22)	(.60)	.01		26.44	6.05%	1.93%		1.43%		2.74%		298%	41,771
March 31, 2006*	25.00	.29	.24	.53	(.07)	—	(.07)	.06		25.52	2.36%	1.87%	**	1.45%	**	2.20%	**	127%	5,791
44	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net	Net Increase
			Realized	(Decrease)								RATIOS TO
			and	in Net								AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions				NET ASSET								Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net		Redemption		VALUE,	Total							Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total	Fees		END OF	Investment	Total		Net		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	Collected		PERIOD	Return†††	Expenses		Expenses		Expenses††		(Loss)		Rate	omitted)

Multi-Hedge Strategies Fund C-Class
September 30, 2009■Δ	$19.43	$(.07)	$.49	$.42	$—	$—	$—	$—	§	$19.85	2.16%	2.96%	**	2.96%	**	2.17%	**	(0.75)%	**	600%	$27,160
March 31, 2009	24.13	(.25)	(4.27)	(4.52)	(.12)	(.06)	(.18)	—	§	19.43	(18.76)%	2.82%		2.82%		2.15%		(1.09)%		1,578%	28,706
March 31, 2008	26.14	.37	(1.50)	(1.13)	(.79)	(.09)	(.88)	—	§	24.13	(4.46)%	2.71%		2.71%		2.15%		1.41%		509%	54,857
March 31, 2007	25.42	.51	.80	1.31	(.38)	(.22)	(.60)	.01		26.14	5.28%	2.66%		2.66%		2.16%		1.99%		298%	48,052
March 31, 2006*	25.00	.19	.24	.43	(.07)	—	(.07)	.06		25.42	1.96%	2.65%	**	2.65%	**	2.23%	**	1.42%	**	127%	7,352
Multi-Hedge Strategies Fund H-Class
September 30, 2009■Δ	19.98	(— )§	.51	.51	—	—	—	—	§	20.49	2.55%	2.21%	**	2.21%	**	1.42%	**	(0.04)%	**	600%	74,507
March 31, 2009	24.63	(.07)	(4.40)	(4.47)	(.12)	(.06)	(.18)	—	§	19.98	(18.17)%	2.07%		2.07%		1.41%		(0.31)%		1,578%	63,229
March 31, 2008	26.46	.58	(1.53)	(.95)	(.79)	(.09)	(.88)	—	§	24.63	(3.71)%	1.95%		1.95%		1.39%		2.21%		509%	141,483
March 31, 2007	25.53	.72	.80	1.52	(.38)	(.22)	(.60)	.01		26.46	6.09%	1.90%		1.90%		1.40%		2.78%		298%	176,187
March 31, 2006*	25.00	.29	.25	.54	(.07)	—	(.07)	.06		25.53	2.40%	1.83%	**	1.83%	**	1.41%	**	2.18%	**	127%	30,796
Commodities Strategy Fund A-Class
September 30, 2009■Δ	13.26	(.07)	2.18	2.11	—	—	—	.01		15.38	15.99%	1.54%	**	1.29%	**	1.29%	**	(0.89)%	**	136%	7,103
March 31, 2009	32.68	— §	(18.80)	(18.80)	(.70)	—	(.70)	.08		13.26	(57.55)%	1.52%		1.20%		1.20%		0.02%		390%	7,189
March 31, 2008	23.81	.68	8.27	8.95	(.22)	—	(.22)	.14		32.68	38.48%	1.51%		1.19%		1.19%		2.49%		405%	18,579
March 31, 2007	27.29	.63	(4.15)	(3.52)	—	—	—	.04		23.81	(12.75)%	1.46%		1.17%		1.17%		2.57%		672%	9,720
March 31, 2006*	25.00	.61	1.68	2.29	—	—	—	—		27.29	9.16%	1.71%	**	1.71%	**	1.71%	**	2.76%	**	—	8,751
Commodities Strategy Fund C-Class
September 30, 2009■Δ	12.86	(.12)	2.11	1.99	—	—	—	.01		14.86	15.55%	2.26%	**	2.04%	**	2.04%	**	(1.65)%	**	136%	5,552
March 31, 2009	31.96	(.06)	(18.43)	(18.49)	(.70)	—	(.70)	.09		12.86	(58.03)%	2.28%		1.95%		1.95%		(0.22)%		390%	4,072
March 31, 2008	23.47	.48	8.09	8.57	(.22)	—	(.22)	.14		31.96	37.41%	2.26%		1.94%		1.94%		1.79%		405%	10,793
March 31, 2007	27.10	.56	(4.23)	(3.67)	—	—	—	.04		23.47	(13.39)%	2.23%		1.94%		1.94%		2.23%		672%	4,169
March 31, 2006*	25.00	.42	1.68	2.10	—	—	—	—		27.10	8.40%	2.34%	**	2.34%	**	2.34%	**	1.79%	**	—	4,128
Commodities Strategy Fund H-Class
September 30, 2009■Δ	13.26	(.09)	2.21	2.12	—	—	—	.01		15.39	16.06%	1.55%	**	1.29%	**	1.29%	**	(1.13)%	**	136%	29,772
March 31, 2009	32.66	.13	(18.93)	(18.80)	(.70)	—	(.70)	.10		13.26	(57.52)%	1.52%		1.20%		1.20%		0.43%		390%	50,622
March 31, 2008	23.81	.60	8.30	8.90	(.22)	—	(.22)	.17		32.66	38.39%	1.51%		1.19%		1.19%		2.10%		405%	124,886
March 31, 2007	27.29	.77	(4.28)	(3.51)	—	—	—	.03		23.81	(12.75)%	1.49%		1.20%		1.20%		2.99%		672%	35,062
March 31, 2006*	25.00	.61	1.68	2.29	—	—	—	—		27.29	9.16%	1.57%	**	1.57%	**	1.57%	**	2.56%	**	—	29,028

*	Since the commencement of operations:
May 25, 2005 — Commodities Strategy Fund A-Class, C-Class and H-Class;
September 19, 2005 — Multi-Hedge Strategies Fund A-Class, C-Class and H-Class;
August 31, 2007 — International Opportunity Fund A-Class, C-Class and H-Class;
March 7, 2008 — Alternative Strategies Allocation Fund A-Class, C-Class and H-Class;
March 30, 2009 — Global Market Neutral Fund A-Class, C-Class and H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Operating Expenses exclude short dividends expense.

†††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

à	Due to the limited length of Fund operations, ratios for this period are not indicative of future class performance.

§	Less than $.01 per share.

§§	Less than $1,000 in Net Assets.

■	Consolidated

Δ	Unaudited
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the“1940 Act”) as a non-diversified, open-ended investment company. The Trust offers six separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2009, the Trust consisted of fifty-five separate funds. This report covers the Alternative Strategy Funds (the “Funds”), while the other Funds are contained in separate reports.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the “underlying funds”) instead of individual securities.
The Global Market Neutral Fund invests in long and short positions, ADRs from all over the world that generally have a minimum market capitalization of $500 million, although the Fund may invest in companies with smaller market capitalizations.
As of September 30, 2009, only A-Class, C-Class and H-Class shares had been issued in the Funds. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Valu-Trac Investment Management Limited serves as the investment sub-advisor to the International Opportunity Fund and Security Global Investors, LLC, (“SGI”) is the sub-advisor to the Global 130/30 Strategy Fund and the Global Market Neutral Fund, respectively. The sub-advisor is responsible for the development and ongoing maintenance of the investment management strategy utilized by that Fund. Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the
Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements include the accounts of the wholly-owned and controlled Cayman Islands subsidiaries, (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
The Funds may invest up to 25% of their total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies. A subscription agreement was entered into between Multi-Hedge Strategies Fund and the Subsidiary on September 18, 2009, comprising the entire issued share capital of the Subsidiary with the intent that Multi-Hedge Strategies Fund will remain the sole shareholder and retain all rights. At September 30, 2009, net assets of Multi-Hedge Strategies Fund were approximately $133.7 million, of which approximately $9.9 million, or approximately 7%, represented Multi-Hedge Strategies Fund’s ownership of all issued shares and voting rights of the Subsidiary.
An additional subscription agreement was entered into between Commodities Strategy Fund and the Subsidiary on September 8, 2009, comprising the entire issued share capital of the Subsidiary with the intent that Commodities Strategy Fund will remain the sole shareholder and retain all rights. At September 30, 2009, net assets of Commodities Strategy Fund were approximately $42.4 million, of which approximately $1.6 million, or approximately 4%, represented Commodities Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market

46	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m. adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At September 30, 2009, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, structured notes and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by Rydex Investments, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
3.   Derivative Investment Holdings Categorized by Risk Exposure
The Funds adopted FASB ASC 815, Derivatives and Hedging (ASC 815) (formerly known as FAS 161), effective March 31, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

50	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2009:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investment Securities	Investment Securities

Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Investment Securities	Written Options at Market Value

Currency contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of September 30, 2009:

Asset Derivative Investments Value
	Futures		Futures		Futures		Structured Notes	Written Options
	Equity		Currency		Commodity		Interest Rate	Equity	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	September 30, 2009

All-Cap Opportunity Fund	$—		$—		$—		$—	$—	$—
International Opportunity Fund	448,658		491,110		—		—	—	939,768
Alternative Strategies
Allocation Fund	—		—		—		—	—	—
Global 130/30 Strategy Fund	—		—		—		—	—	—
Global Market Neutral Fund	—		—		—		—	—	—
Multi-Hedge Strategies Fund	579,460		181,362		30,279		—	—	791,101
Commodities Strategy Fund	—		—		—		20,708,484	—	20,708,484

Total	$1,028,118		$672,472		$30,279		$20,708,484	$—	$22,439,353

Liability Derivative Investments Value
	Futures		Futures		Futures		Structured Notes	Written Options
	Equity		Currency		Commodity		Interest Rate	Equity	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	September 30, 2009

All-Cap Opportunity Fund	$—		$—		$—		$—	$—	$—
International Opportunity Fund	135,681		121,335		—		—	—	257,016
Alternative Strategies
Allocation Fund	—		—		—		—	—	—
Global 130/30 Strategy Fund	—		—		—		—	—	—
Global Market Neutral Fund	—		—		—		—	—	—
Multi-Hedge Strategies Fund	403,823		—		138,319		—	567,690	1,109,832
Commodities Strategy Fund	18,122		—		34,697		—	—	52,819

Total	$557,626		$121,335		$173,016		$—	$567,690	$1,419,667

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Interest rate contracts	Net realized gain (loss) on investment securities
Change in net unrealized appreciation (depreciation) on investment securities

Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on written options

Currency contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of September 30, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Structured Notes	Written Options
	Equity	Currency	Commodity	Interest Rate	Equity	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	September 30, 2009

All-Cap Opportunity Fund	$—	$—	$—	$—	$—	$—
International Opportunity Fund	4,243,071	244,003	—	—	—	4,487,074
Alternative Strategies
Allocation Fund	—	—	—	—	—	—
Global 130/30 Strategy Fund	—	—	—	—	—	—
Global Market Neutral Fund	—	—	—	—	—	—
Multi-Hedge Strategies Fund	5,902,836	1,262,288	—	—	(683,049)	6,482,075
Commodities Strategy Fund	(12,710)	—	—	2,435,978	—	2,423,268

Total	$10,133,197	$1,506,291	$—	$2,435,978	$(683,049)	$13,392,417

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Structured Notes	Written Options
	Equity	Currency	Commodity	Interest Rate	Equity	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	September 30, 2009

All-Cap Opportunity Fund	$—	$—	$—	$—	$—	$—
International Opportunity Fund	(311,990)	375,226	—	—	—	63,236
Alternative Strategies Allocation Fund	—	—	—	—	—	—
Global 130/30 Strategy Fund	—	—	—	—	—	—
Global Market Neutral Fund	—	—	—	—	—	—
Multi-Hedge Strategies Fund	(1,080,639)	24,795	(108,039)	—	(56,160)	(1,220,043)
Commodities Strategy Fund	(18,122)	—	(34,697)	5,032,308	—	4,979,489

Total	$(1,410,751)	$400,021	$(142,736)	$5,032,308	$(56,160)	$3,822,682
4.   Call Options Written
Transactions in options written during the period ended September 30, 2009, were as follows:

Multi-Hedge Strategies Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at March 31, 2009	—	$—
Options written	9,534	2,225,605
Options terminated in closing purchase transactions	(8,499)	(1,573,823)
Options expired	(447)	(132,948)
Options exercised	(166)	(7,304)

Options outstanding at September 30, 2009	422	$511,530
5.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.90% of the average daily net assets of the All-Cap Opportunity Fund and the International Opportunity Fund, 1.05% of the average daily net assets of the Global 130/30 Strategy Fund, 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund, and 1.20% of the average daily net assets of the Global Market Neutral Fund. The Alternative Strategies Allocation Fund does not pay Rydex Investments a management fee.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective May 1, 2006, Rydex Investments has contractually agreed to waive its advisory fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20%, 1.95%, and 1.20% per annum of the average monthly net assets of the A-Class, C-Class, and H-Class of the Fund (the “Contractual Fee Waiver”). The Contractual Fee Waiver was not able to be modified or eliminated prior to August 1, 2009, except with the approval of the Board of Trustees. Effective August 1, 2009, the contractual fee waiver was discontinued.
As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Rydex Investments manages the investment and reinvestment of the assets of the Alternative Strategies Allocation Fund in accordance with the investment objectives, policies, and limitations of the Fund. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Fund, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. The Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds’ requisite holding period. Therefore, if the Fund sells shares of an underlying fund that is subject to a redemption fee, that Fund will be responsible for paying the redemption fee to the underlying funds.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Alternative Strategies Allocation Fund and Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Alternative Strategies Allocation Fund and Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Alternative Strategies Allocation Fund and Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Alternative Strategies Allocation Fund and 1.00% of the remaining Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.50% for Alternative Strategies Allocation Fund and 0.75% for the remaining Funds reimburses the Distributor for paying the shareholder’s financial advisor an on-going sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
The Alternative Strategies Allocation Fund has not adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Fund invests in underlying funds that have a distribution plan
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.
For the period ended September 30, 2009, the Distributor retained sales charges of $2,951,197 relating to sales of A Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 – 2009), and has concluded that no provision for income tax was required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At September 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss	)

All-Cap Opportunity Fund	$170,943,090	$31,799,005	$(2,624,402)	$29,174,603
International Opportunity Fund	4,843,588	1,102,152	—	1,102,152
Alternative Strategies Allocation Fund	40,321,266	340,997	(1,286,577)	(945,580)
Global 130/30 Strategy Fund	16,297,623	2,720,000	(235,619)	2,484,381
Global Market Neutral Fund	17,727,578	2,596,896	(264,602)	2,332,294
Multi-Hedge Strategies Fund	73,688,174	7,076,186	(1,055,896)	6,020,290
Commodities Strategy Fund	15,910,968	6,582,166	(105,772)	6,476,394
7.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
54	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding at September 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

HSBC Group	0.01% due 10/01/09	$400,000,000	$400,000,000	$400,000,111
Mizuho Financial Group, Inc.	0.01% due 10/01/09	257,456,234	257,456,234	257,456,305
Morgan Stanley	0.01% due 10/01/09	210,000,000	210,000,000	210,000,058
Credit Suisse Group	0.03% due 10/01/09	129,801,277	129,801,277	129,801,385
Deutsche Bank	0.01% due 10/01/09	100,000,000	100,000,000	100,000,028

			$1,097,257,511	$1,097,257,887

At September 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bonds	02/15/36 - 05/15/38	4.50%	$375,917,500	$408,000,000
U.S. Treasury Bills	12/10/09 - 04/01/10	—	395,117,800	395,009,437
U.S. TIP Note	04/15/10	0.88%	187,716,300	214,200,008
U.S. Treasury Note	05/15/17	4.50%	91,385,000	102,000,014

				$1,119,209,459

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.   Fair Value Measurement
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2009:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
All-Cap Opportunity Fund	$204,337,268	$—		$—	$—		$204,337,268
International Opportunity Fund	26,580,331	—		—	682,752		27,263,083
Alternative Strategies Allocation Fund	39,655,644	—		—	—		39,655,644
Global 130/30 Strategy Fund	21,262,848	—		—	—		21,262,848
Global Market Neutral Fund	21,819,171	—		—	—		21,819,171
Multi-Hedge Strategies Fund	134,650,320	175,637		—	73,323		134,899,280
Commodities Strategy Fund	25,858,707	—		20,708,484	—		46,567,191

Liabilities
All-Cap Opportunity Fund	—	—		—	—		—
International Opportunity Fund	—	—		—	—		—
Alternative Strategies Allocation Fund	—	—		—	—		—
Global 130/30 Strategy Fund	3,540,312	—		—	—		3,540,312
Global Market Neutral Fund	19,010,404	—		—	—		19,010,404
Multi-Hedge Strategies Fund	54,952,268	—		—	—		54,952,268
Commodities Strategy Fund	—	—		—	52,819		52,819

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
In April 2009, the “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” ASC 820 provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. ASC 820 was effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting of ASC 820 on the Funds and has determined that there is no impact to the financial statement disclosures.
9.   Securities Transactions
For the period ended September 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Cap	International	Alternative
	Opportunity	Opportunity	Strategies	Global 130/30	Global Market
	Fund	Fund	Allocation Fund	Strategy Fund	Neutral Fund

Purchases	$350,588,802	$9,651,683	$3,520,133	$42,627,654	$17,211,449
Sales	$365,952,081	$6,373,176	$1,274,963	$41,067,620	$17,285,855

	Multi-Hedge	Commodities
	Strategies Fund	Strategy Fund

Purchases	$137,881,352	$42,887,770
Sales	$134,396,332	$56,216,806
56	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

10.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

					Shares Purchased through						Net Shares
	Shares Purchased				Dividend Reinvestment				Shares Redeemed		Purchased (Redeemed)
	Period Ended		Year Ended		Period Ended		Year Ended		Period Ended	Year Ended	Period Ended	Year Ended
	September 30,		March 31,		September 30,		March 31,		September 30,	March 31,	September 30,	March 31,
	2009	†	2009		2009	†	2009		2009 †	2009	2009 †	2009

All-Cap Opportunity Fund
A-Class	726,383		3,770,906		—		—		(969,889)	(3,720,927)	(243,506)	49,979
C-Class	319,289		1,427,758		—		—		(1,148,687)	(3,318,021)	(829,398)	(1,890,263)
H-Class	2,548,368		14,854,667		—		—		(2,817,349)	(19,321,635)	(268,981)	(4,466,968)
International Opportunity Fund
A-Class	566,960		616,941		—		14,308		(595,625)	(724,025)	(28,665)	(92,776)
C-Class	204,469		131,088		—		2,280		(93,564)	(172,302)	110,905	(38,934)
H-Class	957,018		826,963		—		5,371		(539,461)	(1,147,207)	417,557	(314,873)
Alternative Strategies Allocation Fund
A-Class	66,707		496,706		—		7,218		(117,768)	(248,075)	(51,061)	255,849
C-Class	86,169		458,968		—		8,106		(67,927)	(68,909)	18,242	398,165
H-Class	481,912		1,574,081		—		18,891		(166,829)	(790,802)	315,083	802,170
Global 130/30 Strategy Fund
A-Class	1,048,180		1,175,672		—		907		(697,620)	(1,365,614)	350,560	(189,035)
C-Class	33,192		188,261		—		8,488		(229,627)	(751,472)	(196,435)	(554,723)
H-Class	714,131		1,077,659		—		11,340		(670,353)	(1,687,556)	43,778	(598,557)
Global Market Neutral Fund
A-Class	250,640		443,082	*	—		—	*	(70,529)	(1,175) *	180,111	441,907 *
C-Class	20,414		1	*	—		—	*	(1,163)	— *	19,251	1 *
H-Class	152,434		150,661	*	—		—	*	(97,310)	(289) *	55,124	150,372 *
Multi-Hedge Strategies Fund
A-Class	578,067		2,922,719		—		18,264		(1,271,977)	(2,397,397)	(693,910)	543,586
C-Class	215,546		291,626		—		14,651		(324,983)	(1,101,599)	(109,437)	(795,322)
H-Class	2,039,469		1,687,547		—		27,892		(1,568,121)	(4,295,385)	471,348	(2,579,946)
Commodities Strategy Fund
A-Class	587,781		1,527,572		—		24,438		(668,065)	(1,578,531)	(80,284)	(26,521)
C-Class	342,948		459,367		—		9,336		(285,950)	(489,811)	56,998	(21,108)
H-Class	4,543,333		9,123,069		—		54,114		(6,425,196)	(9,183,624)	(1,881,863)	(6,441)

*	Since the commencement of operations: March 30, 2009.

†	Unaudited
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

11.   Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding should not exceed 33 1/3% of the market value of the assets of securities belonging to a Fund on any given day. This line of credit expires on June 15, 2010. At September 30, 2009, the Funds did not have any outstanding borrowings under this agreement.
12.   New Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC become effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.
13.   Name Changes
Effective April 1, 2009, the Absolute Return Strategies Fund, the International Rotation Fund, the Multi-Cap Core Equity Fund and the Sector Rotation Fund, changed their Fund names to Multi-Hedge Strategies Fund, International Opportunity Fund, Global 130/30 Strategy Fund and All-Cap Opportunity Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
14.   Fund Conversion
Effective April 1, 2009, the investment strategy of the Multi-Cap Core Equity Fund was converted to 130/30 global equity strategy; SGI was hired as the Fund’s sub-adviser and the management fee was changed from 0.70% to 1.05% of the average daily net assets of the Fund.
15.   Fund Merger
On May 29, 2009, the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) acquired all of the net assets of Hedged Equity Fund, a separate series of the Trust, in exchange for shares of the Multi-Hedge Strategies Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Hedged Equity Fund. The primary reason for the transaction was to combine a smaller fund into a larger fund with a similar investment objective. The acquisition was accomplished through the tax-free exchange of the outstanding shares of the Hedged Equity Fund (64,908 A-Class; 105,004 C-Class, and 580,806 H-Class) valued at $13,406,890 ($1,163,444 A-Class; $1,829,440 C-Class, and $10,414,006 H-Class) for respective shares of the Multi-Hedge Strategies Fund (57,725 A-Class; 88,368 C-Class, and 515,084 H-Class). For financial reporting purposes, the net assets received and shares issued by Multi-Hedge Strategies Fund were recorded at fair value; however, the Hedged Equity Fund’s cost of the investments and proceeds from short sales were carried forward to align ongoing reporting of Multi-Hedge Strategies Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Hedged Equity Fund’s net assets on May 29, 2009 were $13,406,890, including $458,961 of unrealized appreciation. Hedged Equity Fund’s net assets were primarily comprised of investments with a fair value of $13,975,264, deposits with brokers related to short sales with a fair value of $3,790,427 and obligations relating to short sales with a fair value of ($4,426,820). The aggregate net assets of Multi-Hedge Strategies Fund immediately before and after the acquisition were $130,864,956 and $144,271,846, respectively.
The financial statements reflect the operations of the Multi-Hedge Strategies Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Hedged Equity Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on April 1, 2009, Multi-Hedge Strategies Fund pro-forma net investment income, net gain on investments and net increase in net assets from operations for the six-month period ended September 30, 2009 would have been $(160,693), $2,254,308 and $2,407,885, respectively. Rydex Investments and its affiliates bore all of the expenses related to the reorganization.
16.   Subsequent Events
Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
58	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.
Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”), (the “Current Agreement”) with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. The Board also receives data provided by third parties, especially with regard to fund sub-advisory agreements. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory and sub-advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, the Board, including all the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Current Agreement and sub-advisory agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Current Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the
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OTHER INFORMATION (Unaudited) (continued)

advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies on and compliance procedures for personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.
In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. With respect to those Funds that invest in unaffiliated ETFs in reliance on exemptive orders pursuant to Section 12(d)(1), the Board considered and determined that the advisory fees charged under the Current Agreements are based on services provided that will be in addition to, rather than duplicative of, the services provides under the investment advisory agreement of any ETF in which the Funds are invested. In particular, the Board recognized that Rydex Investments must manage a Fund’s investment in an unaffiliated ETF in the same manner as other investments in the Fund’s portfolio in order to ensure that the Fund achieves its investment objective. Thus, a Fund’s investment in an unaffiliated ETF does not alleviate Rydex Investments’ duties and responsibilities as investment adviser to the Fund. The Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the majority of the Funds, some of the Funds’ applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer funds, due in part to differing
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OTHER INFORMATION (Unaudited) (continued)

share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.
Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the Funds to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to each Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
Board Considerations in Approving Investment Sub-Advisory Agreement for the International Opportunity Fund (formerly, the International Rotation Fund)
The investment sub-advisory agreement dated August 29, 2007 between the Adviser and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (the “Valu-Trac Sub-Advisory Agreement”), was initially approved by the Board, including all of the Independent Trustees, on August 27, 2007.
Nature, Extent and Quality of Services to be Provided by Valu-Trac Investment Management Limited
In considering the nature, extent and quality of the services to be provided by Valu-Trac Investment Management Limited (“Valu-Trac”), the Board reviewed the portfolio management services to be provided by Valu-Trac to the International Opportunity Fund. Among other things, the Board considered the quality of Valu-Trac’s portfolio management personnel. Valu-Trac’s registration form (“Form ADV”) and current Code of Ethics were provided to the Board, as was the response of Valu-Trac to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the International Opportunity Fund.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	61

OTHER INFORMATION (Unaudited) (continued)

The Trustees also considered other services to be provided to the International Opportunity Fund by Valu-Trac, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the International Opportunity Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the International Opportunity Fund by Valu-Trac.
Cost of Services Provided and Economies of Scale
The Trustees reviewed reports comparing the expense ratio and sub-advisory fee to those of other comparable mutual funds and concluded that the sub-advisory fees were reasonable and the result of arm’s length negotiations, and the sub-advisory fee was comparable to those of peer funds.
Other Benefits to VALU-TRAC
The Board received and considered information regarding the character and amount of other incidental benefits Valu-Trac might receive as a result of its relationship with the International Opportunity Fund, including Valu-Trac’s soft dollar practices. The Board concluded that, taking into account any incidental benefits VALU-TRAC might receive, the terms of the Valu-Trac Sub-Advisory Agreement, including the compensation to be paid thereunder, were reasonable.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Valu-Trac Sub-Advisory Agreement are fair and reasonable; (b) concluded that Valu-Trac’s fees are reasonable in light of the services that Valu-Trac will provide to the International Opportunity Fund; (c) agreed to renew the Valu-Trac Sub-Advisory Agreement for an additional one-year term; and (d) determined that the engagement of Valu-Trac as sub-adviser under the terms of the Valu-Trac Sub-Advisory Agreement is in the bests interests of Shareholders.
Investment Sub-Advisory Agreement for the Global Market Neutral Strategy Fund
At a Meeting held on August 27, 2008, the Board, including all of the Independent Trustees, approved an investment sub-advisory agreement between the Adviser and Security Global Investors, LLC (“SGI”), with respect to the Global Market Neutral Fund, pursuant to which SGI is responsible for managing the assets of the Global Market Neutral Fund on a day-to-day basis, subject to the oversight of the Adviser and the Board (the “SGI Sub-Advisory Agreement”). Subsequently, the SGI Sub-Advisory Agreement was approved by shareholders of the Global Market Neutral Fund at a Special Meeting held on November 7, 2008 and went into effect on April 1, 2009.
Prior to the Meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from SGI regarding, among other things: (i) the nature, extent and quality of the services to be provided by SGI to the Global Market Neutral Fund, including SGI’s management personnel, compliance systems and overall reputation, expertise and resources; and (ii) the costs of the services to be provided, including the level of the proposed sub-advisory fee in comparison to fees charged by SGI to any other comparable accounts managed. These factors are discussed in further detail below. In addition, at the Meeting representatives from SGI presented additional oral and written information to help the Board evaluate SGI’s fee and other aspects of the SGI Sub-Advisory Agreement. Among other things, the representatives provided an overview of SGI’s history and investment philosophy. The Trustees then discussed the written materials they had received before the Meeting, SGI’s oral presentation and any other information that the Board received at the Meeting, and deliberated on the approval of the SGI Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services to be Provided by SGI
In considering the nature, extent and quality of the services to be provided by SGI, the Board reviewed the portfolio management services to be provided by SGI to the Global Market Neutral Fund. Among other things, the Board considered the quality of SGI’s portfolio management personnel. SGI’s registration form (“Form ADV”) and current Code of Ethics were provided to the Board, as was the response of SGI to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Global Market Neutral Fund. The Board considered whether SGI has the capabilities and resources to implement the New Principal Investment Strategy for the Global Market Neutral Fund and, in this regard, took into account SGI’s substantial experience managing assets in accordance with “alternative” equity
62	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

strategies. The Board also considered SGI’s diverse client base, which includes mutual funds, and the amount of assets the firm has under management.
The Trustees also considered other services to be provided to the Global Market Neutral Fund by SGI, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Global Market Neutral Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Global Market Neutral Fund by SGI.
Cost of Services Provided and Economies of Scale
The Trustees reviewed reports comparing the expense ratio and sub-advisory fee to those of other comparable mutual funds and concluded that the sub-advisory fees were reasonable and the result of arm’s length negotiations, and the sub-advisory fee was comparable to those of peer funds. Because it was not possible to determine the profitability that SGI might achieve with respect to the Global Market Neutral Fund, the Trustees did not make any conclusions regarding SGI’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by SGI as the assets of the Global Market Neutral Fund grow. In this regard, during future considerations of the SGI Sub-Advisory Agreement, the Board will consider whether any economies of scale are being realized by SGI and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Other Benefits to SGI
The Board received and considered information regarding the character and amount of other incidental benefits SGI might receive as a result of its relationship with the Global Market Neutral Fund, including SGI’s soft dollar practices. The Board also took into account that SGI is an affiliate of the Adviser. The Board concluded that, taking into account any incidental benefits SGI might receive, the terms of the SGI Sub-Advisory Agreement, including the compensation to be paid thereunder, were reasonable.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the SGI Sub-Advisory Agreement are fair and reasonable; (b) concluded that SGI’s fees are reasonable in light of the services that SGI will provide to the Global Market Neutral Fund; (c) agreed to approve the SGI Sub-Advisory Agreement for an initial term of two years; and (d) determined that the engagement of SGI as sub-adviser under the terms of the SGI Sub-Advisory Agreement is in the bests interests of Shareholders.
Subject to the terms and conditions provided for in the SGI Sub-Advisory Agreement, the SGI Sub-Advisory Agreement remains in effect for an initial two year term from the date of the SGI Sub-Advisory Agreement and remains in effect for periods of one year thereafter subject to Board approval. Therefore, the continuation of the SGI Sub-Advisory Agreement is next scheduled to be approved by the Board at the Trust’s August 2010 Meeting.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

64	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to 2009); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009); Treasurer of Rydex Investments and Rydex Distributors, Inc. (2002 to 2009); Director of Rydex Investments and Rydex Distributors, Inc. (2008 to 2009); Treasurer of Rydex Specialized Products, LLC (2005 to 2009); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2009); Manager, President, and Chief Executive Officer of Rydex Holdings, LLC (2008 to 2009)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS—continued

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
66	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2009
RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
ASSET ALLOCATION FUNDS
RYDEX|SGI ALL-ASSET CONSERVATIVE STRATEGY FUND
(Formerly, Essential Portfolio Conservative Fund)
RYDEX|SGI ALL-ASSET MODERATE STRATEGY FUND
(Formerly, Essential Portfolio Moderate Fund)
RYDEX|SGI ALL-ASSET AGGRESSIVE STRATEGY FUND
(Formerly, Essential Portfolio Aggressive Fund)

GO GREEN!
ELIMINATE MAILBOX CLUTTER

Go paperless with Rydex|SGI eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Rydex|SGI eDelivery you can:

- View online confirmations and statements at your convenience.
- Receive email notifications when your most recent confirmations, statements and other account documents are available for review.
- Access prospectuses, annual reports and semiannual reports online.

It's easy to enroll:

1/ Visit www.rydex-sgi.com and select "Individual Investors"

2/ Click on "eDelivery Sign-Up" eDELIVERY

3/ Follow the simple enrollment instructions

If you have **questions about Rydex|SGI eDelivery services**, contact one of our Shareholder Service Representatives at **800.820.0888.**

RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	6

SCHEDULES OF INVESTMENTS	8

STATEMENTS OF ASSETS AND LIABILITIES	11

STATEMENTS OF OPERATIONS	12

STATEMENTS OF CHANGES IN NET ASSETS	14

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	18

OTHER INFORMATION	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	28
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Nearly a year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Fed chairman Ben Bernanke’s September 15 comment that “the recession is very likely over” seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession. Deflationary forces stemming from the financial crisis and economic slowdown are aggressively being countered by massive global efforts to ease monetary policy and create fiscal stimulus programs. But as unexpectedly lower demand for durable goods and a decrease over prior month’s existing home sales indicates, the road to recovery may still be a rough ride.
Continuing Fallout from 2008
Six months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors’ portfolios, but the deepest recession since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (“GM”) filed for bankruptcy on June 1 despite the interjection of more than $19.4 billion in federal help—and for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average Index (“DJIA”). Second quarter GDP declined by a 1.0% annual rate, though recovering somewhat from the 6.4% contraction of the first quarter. According to Bloomberg, this quarterly drop in GDP was the fourth in a row, the longest contraction since quarterly records began in 1947. By the end of September, the U.S. unemployment rate climbed to 9.8%—the highest since June 1983. In the same breath as he suggested the recession’s end, Bernanke also cautioned that “it’s still going to feel like a very weak economy for some time.”
Cautious Optimism for Q4 and Beyond
The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. In May, the Treasury Department also released the results of the now infamous “bank stress tests,” allowing 10 major banks to pay back $68 billion in TARP money forced upon them earlier in the year. Existing home sales rose in July by 7.2%, while single-family housing starts rose 1.7% in July, the fifth straight month of increase. This larger than expected increase was followed by an unexpected drop in existing home sales in August. While there are signs of stabilization in the housing markets, recent economic reports suggest the recovery may be tepid at best. The index of U.S. leading indicators rose in August (0.6%) for the fifth straight month, though not by as much as in July (0.9%) or as expected (0.7%). Over the past six months, stock market fluctuations—as measured by the SPX Volatility Index, a measure of expected future volatility levels—have returned to more historically “normal” levels. Despite the impressive rally from its low point of 676.53 on March 9, 2009, the equity market—as measured by the S&P 500® Index—has declined 6.91% for the year period ending September 30, 2009.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. On the other hand, soft economic data in September showed us that excessive optimism is premature—the economy still has a long way to go. It is likely that we’ll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Moving Forward
From my perspective, every bear market—from the Great Depression to the tech bubble of the early 1990s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.
While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet our financial goals.
Sincerely,

Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2009 and ending September 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return.
Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	March 31, 2009	September 30, 2009	Period	*

Table 1. Based on actual Fund return

All-Asset Conservative Strategy Fund
A-Class	0.00%		$1,000.00	$1,153.90	$ —
C-Class	0.75%		1,000.00	1,150.10	4.04
H-Class	0.00%		1,000.00	1,153.80	—
All-Asset Moderate Strategy Fund
A-Class	0.00%		1,000.00	1,211.90	—
C-Class	0.75%		1,000.00	1,207.20	4.15
H-Class	0.00%		1,000.00	1,211.60	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%		1,000.00	1,273.60	—
C-Class	0.75%		1,000.00	1,269.80	4.27
H-Class	0.00%		1,000.00	1,273.50	—

Table 2. Based on hypothetical 5% return (before expenses)

All-Asset Conservative Strategy Fund
A-Class	0.00%		1,000.00	1,025.07	—
C-Class	0.75%		1,000.00	1,021.31	3.80
H-Class	0.00%		1,000.00	1,025.07	—
All-Asset Moderate Strategy Fund
A-Class	0.00%		1,000.00	1,025.07	—
C-Class	0.75%		1,000.00	1,021.31	3.80
H-Class	0.00%		1,000.00	1,025.07	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%		1,000.00	1,025.07	—
C-Class	0.75%		1,000.00	1,021.31	3.80
H-Class	0.00%		1,000.00	1,025.07	—

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	Annualized and excludes expenses of the underlying funds in which the Funds invest.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

FUND PROFILES (Unaudited)

ALL-ASSET CONSERVATIVE STRATEGY FUND
OBJECTIVE: Primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

Security U.S. Intermediate Bond Fund	19.4%
RSF — All-Cap Opportunity Fund	18.4%
RSF — Managed Futures Strategy Fund	13.6%
RSF — Global Market Neutral Fund	9.1%
RSF — Government Long Bond 1.2x Strategy Fund	8.5%
RSF — S&P 500 Fund	6.7%
Security Income Fund — High Yield Series	5.1%
RSF — Global 130/30 Strategy Fund	4.9%
RSF — Multi-Hedge Strategies Fund	4.3%
RSF — International Opportunity Fund	4.1%

Top Ten Total	94.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

ALL-ASSET MODERATE STRATEGY FUND
OBJECTIVE: Primarily seek growth of capital and, secondarily, to seek preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

Security U.S. Intermediate Bond Fund	18.9%
RSF — All-Cap Opportunity Fund	17.8%
RSF — Global Market Neutral Fund	9.6%
RSF — International Opportunity Fund	8.7%
RSF — S&P 500 Fund	8.5%
RSF — Managed Futures Strategy Fund	8.5%
RSF — Nova Fund	7.5%
RSF — Government Long Bond 1.2x Strategy Fund	5.3%
RSF — Global 130/30 Strategy Fund	5.0%
RSF — Russell 2000® Fund	3.0%

Top Ten Total	92.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

ALL-ASSET AGGRESSIVE STRATEGY FUND
OBJECTIVE: Seeks growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

RSF — All-Cap Opportunity Fund	18.8%
RSF — Nova Fund	16.9%
RSF — International Opportunity Fund	13.3%
RSF — Managed Futures Strategy Fund	9.9%
RSF — Global Market Neutral Fund	9.9%
Security U.S. Intermediate Bond Fund	9.5%
RSF — Global 130/30 Strategy Fund	5.0%
RSF — S&P 500 Fund	4.4%
RSF — Government Long Bond 1.2x Strategy Fund	3.0%
RSF — Russell 2000® 1.5x Strategy Fund	2.9%

Top Ten Total	93.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ALL-ASSET CONSERVATIVE STRATEGY FUND

		Market
	Shares	Value

MUTUAL FUNDS†† 97.4%
Security U.S. Intermediate Bond Fund	673,630	$2,728,202
RSF – All-Cap Opportunity Fund*	227,554	2,594,120
RSF – Managed Futures Strategy Fund	70,194	1,917,708
RSF – Global Market Neutral Fund*	52,961	1,276,354
RSF – Government Long Bond 1.2x Strategy Fund	96,433	1,190,953
RSF – S&P 500 Fund	44,938	945,051
Security Income Fund – High Yield Series	61,778	719,719
RSF – Global 130/30 Strategy Fund	77,132	684,165
RSF – Multi-Hedge Strategies Fund	29,847	610,974
RSF – International Opportunity Fund	27,690	584,257
RSF – Long/Short Commodities Strategy Fund*	10,345	265,152
RSF – Russell 2000® Fund*	10,072	206,271

Total Mutual Funds (Cost $12,242,011)		13,722,926

	Face
	Amount

REPURCHASE AGREEMENT† 2.2%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$305,690	305,690

Total Repurchase Agreement
(Cost $305,690)		305,690

Total Investments 99.6%(a)
(Cost $12,547,701)		$14,028,616

Other Assets in Excess of Liabilities – 0.4%		$62,219

Net Assets – 100.0%		$14,090,835

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 5.

††	A-Class shares of Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 6.

RSF — Rydex Series Funds.
8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ALL-ASSET MODERATE STRATEGY FUND

		Market
	Shares	Value

MUTUAL FUNDS†† 99.1%
Security U.S. Intermediate Bond Fund	1,729,955	$7,006,318
RSF – All-Cap Opportunity Fund*	577,841	6,587,382
RSF – Global Market Neutral Fund*	146,663	3,534,580
RSF – International Opportunity Fund	152,673	3,221,405
RSF – S&P 500 Fund	149,152	3,136,665
RSF – Managed Futures Strategy Fund	114,463	3,127,140
RSF – Nova Fund	165,959	2,758,232
RSF – Government Long Bond 1.2x Strategy Fund	159,134	1,965,307
RSF – Global 130/30 Strategy Fund	207,877	1,843,872
RSF – Russell 2000® Fund*	54,621	1,118,641
Security Income Fund – High Yield Series	81,326	947,454
RSF – Multi-Hedge Strategies Fund	35,819	733,219
RSF – Long/Short Commodities Strategy Fund*	27,114	694,939

Total Mutual Funds
(Cost $31,599,041)		36,675,154

	Face
	Amount

REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$202,820	202,820

Total Repurchase Agreement
(Cost $202,820)		202,820

Total Investments 99.7%(a)
(Cost $31,801,861)		$36,877,974

Other Assets in Excess of Liabilities – 0.3%		$116,925

Net Assets – 100.0%		$36,994,899

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 5.

††	A-Class shares of Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 6.

RSF — Rydex Series Funds.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009
     ALL-ASSET AGGRESSIVE STRATEGY FUND

		Market
	Shares	Value

MUTUAL FUNDS†† 99.8%
RSF – All-Cap Opportunity Fund*	269,451	$3,071,739
RSF – Nova Fund	166,523	2,767,619
RSF – International Opportunity Fund	102,876	2,170,691
RSF – Managed Futures Strategy Fund	59,244	1,618,549
RSF – Global Market Neutral Fund*	67,119	1,617,575
Security U.S. Intermediate Bond Fund	384,809	1,558,474
RSF – Global 130/30 Strategy Fund	91,683	813,228
RSF – S&P 500 Fund	34,493	725,397
RSF – Government Long Bond 1.2x Strategy Fund	40,258	497,189
RSF – Russell 2000® 1.5x Strategy Fund*	22,403	476,057
RSF – Russell 2000® Fund*	20,830	426,603
RSF – Long/Short Commodities Strategy Fund*	12,387	317,483
RSF – Multi-Hedge Strategies Fund	11,545	236,332

Total Mutual Funds
(Cost $13,735,197)		16,296,936

	Face
	Amount

REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09	$53,771	53,771

Total Repurchase Agreement
(Cost $53,771)		53,771

Total Investments 100.1%(a)
(Cost $13,788,968)		$16,350,707

Liabilities in Excess of Other Assets – (0.1)%		$(21,424)

Net Assets – 100.0%		$16,329,283

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 5.

††	A-Class shares of Affiliated Funds.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820 — See Note 6.

RSF — Rydex Series Funds.
10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2009

	All-Asset	All-Asset	All-Asset
	Conservative	Moderate	Aggressive
	Strategy Fund	Strategy Fund	Strategy Fund

Assets
Investment Securities in Affiliated Funds	$13,722,926	$36,675,154	$16,296,936
Repurchase Agreements	305,690	202,820	53,771

Total Investments	14,028,616	36,877,974	16,350,707
Receivable for Fund Shares Sold	98,283	199,479	18,108
Investment Income Receivable	2,341	3,989	989

Total Assets	14,129,240	37,081,442	16,369,804

Liabilities
Payable for Securities Purchased	2,406	4,169	1,029
Payable for Fund Shares Redeemed	31,349	69,773	35,640
Distribution and Service Fees Payable	4,642	12,552	3,843
Custody Fees Payable	8	49	9

Total Liabilities	38,405	86,543	40,521

Net Assets	$14,090,835	$36,994,899	$16,329,283

Net Assets Consist Of
Paid-In Capital	$15,439,192	$43,302,623	$19,705,646
Undistributed Net Investment Income	308,896	737,884	196,810
Accumulated Net Realized Loss on Investments	(3,138,168)	(12,121,721)	(6,134,912)
Net Unrealized Appreciation on Investments	1,480,915	5,076,113	2,561,739

Net Assets	$14,090,835	$36,994,899	$16,329,283

A-Class	$2,893,494	$9,945,082	$6,290,591
C-Class	7,801,928	20,443,925	6,380,853
H-Class	3,395,413	6,605,892	3,657,839
Shares Outstanding
A-Class	290,154	1,034,542	707,367
C-Class	802,172	2,179,553	737,094
H-Class	340,174	687,020	411,474
Net Asset Values
A-Class	$9.97	$9.61	$8.89
A-Class Maximum Offering Price*	10.47	10.09	9.33
C-Class	9.73	9.38	8.66
H-Class	9.98	9.62	8.89

Cost of Investments	$12,547,701	$31,801,861	$13,788,968

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

STATEMENTS OF OPERATIONS (Unaudited)
Period Ended September 30, 2009

	All-Asset	All-Asset	All-Asset
	Conservative	Moderate	Aggressive
	Strategy Fund	Strategy Fund	Strategy Fund

Investment Income
Interest	$112	$213	$84
Dividends from Affiliated Funds	63,448	132,641	22,818

Total Income	63,560	132,854	22,902

Expenses
Distribution & Service Fees:
C-Class	24,387	72,558	20,718
Custody Fees	146	344	69
Miscellaneous	6	92	12

Total Expenses	24,539	72,994	20,799

Net Investment Income	39,021	59,860	2,103

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Affiliated Investment Securities	162,713	(422,535)	372,180

Total Net Realized Gain (Loss)	162,713	(422,535)	372,180

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,520,588	6,895,576	3,163,792

Net Change in Unrealized Appreciation (Depreciation)	1,520,588	6,895,576	3,163,792

Net Gain on Investments	1,683,301	6,473,041	3,535,972

Net Increase in Net Assets from Operations	$1,722,322	$6,532,901	$3,538,075

12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

STATEMENTS OF CHANGES IN NET ASSETS

	All-Asset		All-Asset
	Conservative Strategy Fund		Moderate Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2009 †	2009	2009 †	2009

From Operations
Net Investment Income	$39,021	$407,727	$59,860	$665,906
Net Realized Gain (Loss) on Investments	162,713	(2,848,339)	(422,535)	(10,604,666)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,520,588	(168,692)	6,895,576	(208,696)

Net Increase (Decrease) in Net Assets from Operations	1,722,322	(2,609,304)	6,532,901	(10,147,456)

Distributions to Shareholders From:*
Net Investment Income
A-Class	—	(46,893)	—	(17,007)
C-Class	—	(72,527)	—	(45,786)
H-Class	—	(62,462)	—	(16,709)
Realized Gain on Investments
A-Class	—	(55,079)	—	(117,048)
C-Class	—	(85,187)	—	(315,116)
H-Class	—	(73,366)	—	(114,994)

Total Distributions to Shareholders	—	(395,514)	—	(626,660)

Share Transactions
Proceeds from Shares Purchased
A-Class	2,060,998	3,184,417	3,142,893	4,027,378
C-Class	3,619,509	5,193,932	4,047,619	7,691,246
H-Class	463,324	4,206,848	1,118,221	7,667,158
Redemption Fees Collected
A-Class	533	1,241	732	2,207
C-Class	1,402	1,673	1,625	7,040
H-Class	658	1,835	550	3,070
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	78,514	—	123,280
C-Class	—	146,760	—	345,607
H-Class	—	123,401	—	123,890
Cost of Shares Redeemed
A-Class	(1,820,427)	(4,554,407)	(2,798,990)	(4,511,332)
C-Class	(1,825,919)	(4,224,264)	(5,088,846)	(13,987,437)
H-Class	(535,295)	(7,270,527)	(2,032,086)	(10,502,859)

Net Increase (Decrease) in Net Assets From Share Transactions	1,964,783	(3,110,577)	(1,608,282)	(9,010,752)

Net Increase (Decrease) in Net Assets	3,687,105	(6,115,395)	4,924,619	(19,784,868)
Net Assets—Beginning of Period	10,403,730	16,519,125	32,070,280	51,855,148

Net Assets—End of Period	$14,090,835	$10,403,730	$36,994,899	$32,070,280

Undistributed
Net Investment Income—End of Period	$308,896	$269,875	$737,884	$678,024

*	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

†	Unaudited
14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

All-Asset
Aggressive Strategy Fund
Period	Year
Ended	Ended
September 30,	March 31,
2009 †	2009

$2,103	$184,349
372,180	(5,284,888)
3,163,792	200,395

3,538,075	(4,900,144)

—	(184,383)
—	(128,799)
—	(92,075)

—	(3,482)
—	(2,432)
—	(1,737)

—	(412,908)

591,935	1,619,522
1,310,851	2,809,535
691,794	3,059,297

207	2,032
192	1,514
124	1,035

—	97,327
—	122,413
—	93,386

(1,113,096)	(2,545,792)
(891,142)	(2,647,763)
(1,095,360)	(3,224,177)

(504,495)	(611,671)

3,033,580	(5,924,723)
13,295,703	19,220,426

$16,329,283	$13,295,703

$196,810	$194,707

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

												RATIOS TO
												AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions				NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		Redemption		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	Fees		END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income***	Gains***	Distributions	Collected		PERIOD	Return†††	Expenses††		(Loss)		Rate	omitted)

All-Asset Conservative Strategy Fund A-Class
September 30, 2009Δ	$8.64	$.05	$1.28	$1.33	$—	$—	$—	$—	§	$9.97	15.39%	0.00%	**	1.00%	**	107%	$2,893
March 31, 2009	10.74	.28	(2.08)	(1.80)	(.14)	(.16)	(.30)	—	§	8.64	(17.05)%	0.00%		2.84%		230%	2,274
March 31, 2008	10.70	.26	.12	.38	(.22)	(.14)	(.36)	.02		10.74	3.70%	0.01%		2.39%		119%	4,431
March 31, 2007*	10.00	.20	.56	.76	(.09)	—	(.09)	.03		10.70	7.94%	0.01%	**	2.47%	**	105%	782
All-Asset Conservative Strategy Fund C-Class
September 30, 2009Δ	8.46	.01	1.26	1.27	—	—	—	—	§	9.73	15.01%	0.75%	**	0.30%	**	107%	7,802
March 31, 2009	10.60	.28	(2.12)	(1.84)	(.14)	(.16)	(.30)	—	§	8.46	(17.65)%	0.75%		2.87%		230%	5,107
March 31, 2008	10.65	.17	.12	.29	(.22)	(.14)	(.36)	.02		10.60	2.86%	0.75%		1.53%		119%	5,074
March 31, 2007*	10.00	.08	.63	.71	(.09)	—	(.09)	.03		10.65	7.44%	0.76%	**	1.05%	**	105%	2,804
All-Asset Conservative Strategy Fund H-Class
September 30, 2009Δ	8.65	.05	1.28	1.33	—	—	—	—	§	9.98	15.38%	0.00%	**	1.02%	**	107%	3,395
March 31, 2009	10.75	.31	(2.11)	(1.80)	(.14)	(.16)	(.30)	—	§	8.65	(17.03)%	0.00%		3.14%		230%	3,022
March 31, 2008	10.71	.25	.13	.38	(.22)	(.14)	(.36)	.02		10.75	3.69%	0.01%		2.28%		119%	7,014
March 31, 2007*	10.00	.15	.62	.77	(.09)	—	(.09)	.03		10.71	8.04%	0.01%	**	1.93%	**	105%	3,634
All-Asset Moderate Strategy Fund A-Class
September 30, 2009Δ	7.93	.03	1.65	1.68	—	—	—	—	§	9.61	21.19%	0.00%	**	0.77%	**	93%	9,945
March 31, 2009	10.18	.20	(2.31)	(2.11)	(.02)	(.12)	(.14)	—	§	7.93	(20.85)%	0.00%		2.14%		220%	7,907
March 31, 2008	10.56	.17	(.24)	(.07)	(.12)	(.19)	(.31)	—	§	10.18	(0.75)%	0.01%		1.58%		125%	10,214
March 31, 2007*	10.00	.18	.79	.97	(.10)	(.32)	(.42)	.01		10.56	9.90%	0.00%	**	2.26%	**	66%	9,719
All-Asset Moderate Strategy Fund C-Class
September 30, 2009Δ	7.77	— §	1.61	1.61	—	—	—	—	§	9.38	20.72%	0.75%	**	0.01%	**	93%	20,444
March 31, 2009	10.05	.11	(2.25)	(2.14)	(.02)	(.12)	(.14)	—	§	7.77	(21.42)%	0.75%		1.22%		220%	17,885
March 31, 2008	10.50	.10	(.24)	(.14)	(.12)	(.19)	(.31)	—	§	10.05	(1.43)%	0.76%		0.90%		125%	30,282
March 31, 2007*	10.00	.11	.80	.91	(.10)	(.32)	(.42)	.01		10.50	9.29%	0.75%	**	1.34%	**	66%	18,551
All-Asset Moderate Strategy Fund H-Class
September 30, 2009Δ	7.94	.03	1.65	1.68	—	—	—	—	§	9.62	21.16%	0.00%	**	0.75%	**	93%	6,606
March 31, 2009	10.18	.16	(2.26)	(2.10)	(.02)	(.12)	(.14)	—	§	7.94	(20.75)%	0.00%		1.73%		220%	6,279
March 31, 2008	10.56	.13	(.20)	(.07)	(.12)	(.19)	(.31)	—	§	10.18	(0.75)%	0.01%		1.22%		125%	11,359
March 31, 2007*	10.00	.18	.79	.97	(.10)	(.32)	(.42)	.01		10.56	9.90%	0.00%	**	2.32%	**	66%	8,623
All-Asset Aggressive Strategy Fund A-Class
September 30, 2009Δ	6.98	.01	1.90	1.91	—	—	—	—	§	8.89	27.36%	0.00%	**	0.30%	**	86%	6,291
March 31, 2009	9.69	.12	(2.60)	(2.48)	(.22)	(.01)	(.23)	—	§	6.98	(25.81)%	0.02%		1.40%		278%	5,389
March 31, 2008	10.28	.11	(.48)	(.37)	(.06)	(.16)	(.22)	—	§	9.69	(3.77)%	0.01%		1.01%		120%	8,596
March 31, 2007*	10.00	.24	.77	1.01	(.10)	(.64)	(.74)	.01		10.28	10.37%	0.00%	**	3.11%	**	92%	13,854
All-Asset Aggressive Strategy Fund C-Class
September 30, 2009Δ	6.82	(.02)	1.86	1.84	—	—	—	—	§	8.66	26.98%	0.75%	**	(0.44)%	**	86%	6,381
March 31, 2009	9.56	.05	(2.56)	(2.51)	(.22)	(.01)	(.23)	—	§	6.82	(26.48)%	0.77%		0.59%		278%	4,667
March 31, 2008	10.22	.06	(.50)	(.44)	(.06)	(.16)	(.22)	—	§	9.56	(4.48)%	0.76%		0.60%		120%	6,178
March 31, 2007*	10.00	(.03)	.98	.95	(.10)	(.64)	(.74)	.01		10.22	9.76%	0.75%	**	(0.34)%	**	92%	6,537
16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

												RATIOS TO
												AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and	(Decrease)	Distributions	Distributions				NET ASSET						Net Assets,
	VALUE,	Net	Unrealized	in Net Asset	from Net	from Net		Redemption		VALUE,	Total			Net	Portfolio	End of
	BEGINNING	Investment	Gains (Losses)	Value Resulting	Investment	Realized	Total	Fees		END OF	Investment	Total		Investment	Turnover	Period (000’s
Period Ended	OF PERIOD	Income†	on Investments	from Operations	Income***	Gains***	Distributions	Collected		PERIOD	Return†††	Expenses††		Income	Rate	omitted)

All-Asset Aggressive Strategy Fund H-Class
September 30, 2009Δ	$6.97	$.01	$1.91	$1.92	$—	$—	$—	$—	§	$8.89	27.55%	0.00%	**	0.30% **	86%	$3,658
March 31, 2009	9.69	.11	(2.60)	(2.49)	(.22)	(.01)	(.23)	—	§	6.97	(25.92)%	0.02%		1.22%	278%	3,240
March 31, 2008	10.29	.08	(.46)	(.38)	(.06)	(.16)	(.22)	—	§	9.69	(3.87)%	0.01%		0.80%	120%	4,447
March 31, 2007*	10.00	.15	.87	1.02	(.10)	(.64)	(.74)	.01		10.29	10.48%	0.00%	**	1.94% **	92%	6,486

*	Since the commencement of operations: June 30, 2006.

**	Annualized

***	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

†	Calculated using the average daily shares outstanding for the period.

††	Does not include expenses of the underlying funds in which the Funds invest.

†††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

§	Less than $.01 per share.

Δ	Unaudited
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers six separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge, except for U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At September 30, 2009, the Trust consisted of fifty-five separate Funds. This report covers the Asset Allocation Funds (the “Funds”), while the other Funds are contained in separate reports.
Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies; the SGI Funds, which are advised by Security Investors, LLC and Security Global Investors, LLC (collectively, “Security Global Investors”), the Rydex family of mutual funds (the “underlying funds”) and in exchange-traded funds (“ETFs”) instead of in individual securities. Rydex investments, is an indirect subsidiary of, and Security Global Investors is a direct subsidiary of Security Benefit Corporation. At September 30, 2009, only A-Class, C-Class and H-Class shares had been issued by the Funds. All share classes of the Funds are subject to a 1% redemption fee if redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The underlying funds are valued at their Net Asset Value (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees related to C-Class shares, are charged directly to such class. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
D. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper and enter into repurchase agreements.
F. Throughout the normal course of business, the Funds and the underlying funds enter into contracts that contain a variety of representations and warranties

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
A short sale is a transaction in which an underlying fund sells an equity or fixed income security it does not own. If the security sold short goes down in price between the time the underlying fund sells the security and closes its short position, that underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, that underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured securities are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for that underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. An underlying fund may enter into credit default swaps in which that underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, that underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements include i) adverse changes in the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Rydex Investments manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay Rydex Investments a management fee. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds’ requisite holding period. Therefore, if a Fund sells shares of an underlying fund that is subject to a redemption fee, that Fund will be responsible for paying the redemption fee to the underlying fund.
Rydex Investments provides transfer agent, accounting services and administrative services to the Funds. However, the related fees are paid by Rydex Investments, as noted above.
The Funds have not adopted a Distribution Plan or a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.
The Funds have adopted a Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.50% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended September 30, 2009, the Distributor retained sales charges of $2,951,197 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006-2009), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At September 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

All-Asset Conservative Strategy Fund	$12,419,534	$1,343,386	$(42,400)	$1,300,986
All-Asset Moderate Strategy Fund	32,425,554	4,378,568	(133,137)	4,245,431
All-Asset Aggressive Strategy Fund	14,415,921	1,940,526	(60,542)	1,879,984
5.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at September 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.03% due 10/01/09	$64,021,304	$64,021,304	$64,021,358

			$64,021,304	$64,021,358

At September 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bill	12/10/09 - 04/01/10	—	$65,350,500	$65,305,760

				$65,305,760

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert its rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6.    Fair Value Measurement
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2009:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	$14,028,616	$—	$—	$14,028,616
All-Asset Moderate Strategy Fund	36,877,974	—	—	36,877,974
All-Asset Aggressive Strategy Fund	16,350,707	—	—	16,350,707
In April 2009, the “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” ASC 820, provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. ASC 820 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting ASC 820 on the Funds and has determined that there is no impact to the financial statement disclosures.
7.    Securities Transactions
For the period ended September 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Asset	All-Asset	All-Asset
	Conservative	Moderate	Aggressive
	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$14,691,242	$32,019,775	$12,787,960
Sales	$12,982,459	$34,148,223	$13,231,464
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NOTES TO FINANCIAL STATEMENTS (continued)

8. Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

				Shares Purchased through					Net Shares
	Shares Purchased			Dividend Reinvestment			Shares Redeemed		Purchased (Redeemed)

	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,		March 31,	September 30,		March 31,	September 30,	March 31,	September 30,	March 31,
	2009	†	2009	2009	†	2009	2009 †	2009	2009 †	2009

All-Asset Conservative Strategy Fund
A-Class	226,125		321,202	—		8,256	(199,215)	(478,729)	26,910	(149,271)
C-Class	397,454		537,552	—		15,730	(198,861)	(428,353)	198,593	124,929
H-Class	49,190		414,698	—		12,949	(58,269)	(730,595)	(9,079)	(302,948)
All-Asset Moderate Strategy Fund
A-Class	363,603		449,747	—		14,252	(325,566)	(471,088)	38,037	(7,089)
C-Class	473,802		851,078	—		40,755	(595,869)	(1,604,713)	(122,067)	(712,880)
H-Class	125,207		799,520	—		14,323	(229,413)	(1,138,670)	(104,206)	(324,827)
All-Asset Aggressive Strategy Fund
A-Class	74,264		186,877	—		12,823	(139,120)	(314,444)	(64,856)	(114,744)
C-Class	163,612		356,718	—		16,453	(110,915)	(335,001)	52,697	38,170
H-Class	86,608		357,765	—		12,304	(139,685)	(364,296)	(53,077)	5,773

†	Unaudited
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding should not exceed 33 1/3% of the market value of the assets of securities belonging to a Fund on any given day. This line of credit expires on June 15, 2010. At September 30, 2009, the Funds did not have any outstanding borrowings under this agreement.
10.   New Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC become effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.
11.   Name Changes
Effective July 1, 2009, the Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund changed their Fund names to the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
12.   Subsequent Events
Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.
Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”), (the “Current Agreement”) with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. The Board also receives data provided by third parties, especially with regard to fund sub-advisory agreements. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory and sub-advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, the Board, including all the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Current Agreement and sub-advisory agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Current Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds
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OTHER INFORMATION (Unaudited) (continued)

or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies on and compliance procedures for personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.
In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. With respect to those Funds that invest in unaffiliated ETFs in reliance on exemptive orders pursuant to Section 12(d)(1), the Board considered and determined that the advisory fees charged under the Current Agreements are based on services provided that will be in addition to, rather than duplicative of, the services provides under the investment advisory agreement of any ETF in which the Funds are invested. In particular, the Board recognized that Rydex Investments must manage a Fund’s investment in an unaffiliated ETF in the same manner as other investments in the Fund’s portfolio in order to ensure that the Fund achieves its investment objective. Thus, a Fund’s investment in an unaffiliated ETF does not alleviate Rydex Investments’ duties and responsibilities as investment adviser to the Fund. The Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds.
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the majority of the Funds, some of the Funds’ applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer
26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.
Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the Funds to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to each Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Name, Position and	Length of Service As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE

Name, Position and	Length of Service As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to 2009); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009); Treasurer of Rydex Investments and Rydex Distributors, Inc. (2002 to 2009); Director of Rydex Investments and Rydex Distributors, Inc. (2008 to 2009); Treasurer of Rydex Specialized Products, LLC (2005 to 2009); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2009); Manager, President, and Chief Executive Officer of Rydex Holdings, LLC (2008 to 2009)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS -concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 11. Controls and Procedures.
(a)     Based on their evaluation on December 3, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATIONS
I, Richard M. Goldman, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 3, 2009
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(a)(2)(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 3, 2009
/s/ Nick Bonos
Nick Bonos,
Vice President & Treasurer

EX.-12(b)(i)
CERTIFICATIONS
I, Richard M. Goldman, President of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: December 3, 2009

/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(b)(ii)
CERTIFICATIONS
I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: December 3, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	December 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	December 3, 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	December 3, 2009

* Print the name and title of each signing officer under his or her signature.